UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02652
Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2017 – June 30, 2017
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2017

Vanguard 500 Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	29
Trustees Approve Advisory Arrangement.	31
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard 500 Index Fund returned about 9% for the six months ended June 30, 2017. The fund closely tracked its target index, the Standard & Poor’s 500 Index, and exceeded the average return of its large-capitalization core fund peers.

• The fund offers investors exposure to roughly 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

• The fund recorded positive returns in nine of the 11 market sectors, with three posting double-digit gains.

• Information technology, the fund’s largest sector, was the top contributor; health care, consumer discretionary, industrials, and financials also added significantly to returns. Only telecommunication services and energy stocks declined.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard 500 Index Fund
Investor Shares	9.26%
ETF Shares
Market Price	9.23
Net Asset Value	9.31
Admiral™ Shares	9.31
Institutional Select Shares	9.34
S&P 500 Index	9.34
Large-Cap Core Funds Average	8.64
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Select
Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard
ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Select Shares	Average
500 Index Fund	0.14%	0.04%	0.04%	0.01%	1.07%

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the fund’s annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04%
for Admiral Shares, and 0.01% for Institutional Select Shares. The peer-group expense ratio is derived from data provided by Lipper, a
Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Large-Cap Core Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

500 Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Select Shares
Ticker Symbol	VFINX	VOO	VFIAX	VFFSX
Expense Ratio[1]	0.14%	0.04%	0.04%	0.01%
30-Day SEC Yield	1.87%	1.97%	1.97%	2.00%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Number of Stocks	506	505	3,800
Median Market Cap	$87.8B	$87.8B	$59.8B
Price/Earnings Ratio	21.5x	21.5x	21.2x
Price/Book Ratio	3.0x	3.0x	2.9x
Return on Equity	24.1%	24.1%	16.3%
Earnings Growth Rate	8.1%	8.1%	10.0%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	FA Index
Consumer Discretionary	12.3%	12.3%	12.7%
Consumer Staples	9.0	9.0	8.0
Energy	6.1	6.0	5.6
Financials	14.5	14.5	15.0
Health Care	14.5	14.5	14.0
Industrials	10.3	10.3	10.8
Information Technology	22.3	22.3	21.4
Materials	2.8	2.9	3.3
Real Estate	2.9	2.9	4.1
Telecommunication
Services	2.1	2.1	1.9
Utilities	3.2	3.2	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Technology
	Hardware, Storage &
	Peripherals	3.6%
Alphabet Inc.	Internet Software &
	Services	2.6
Microsoft Corp.	Systems Software	2.6
Amazon.com Inc.	Internet & Direct
	Marketing Retail	1.8
Facebook Inc.	Internet Software &
	Services	1.7
Johnson & Johnson	Pharmaceuticals	1.7
Exxon Mobil Corp.	Integrated Oil & Gas	1.6
JPMorgan Chase & Co.	Diversified Banks	1.6
Berkshire Hathaway Inc. Multi-Sector
	Holdings	1.5
Wells Fargo & Co.	Diversified Banks	1.2
Top Ten		19.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the fund’s annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04%
for Admiral Shares, and 0.01% for Institutional Select Shares.

500 Index Fund

Investment Focus

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	17.74%	14.46%	7.06%
ETF Shares	9/7/2010
Market Price		17.86	14.59	14.79[1]
Net Asset Value		17.86	14.59	14.79[1]
Admiral Shares	11/13/2000	17.85	14.59	7.18
Institutional Select Shares	6/24/2016	17.90	—	21.15[1]
1 Return since inception.

9

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	6,268,600	6,068,005
	Comcast Corp. Class A	74,806,986	2,911,488
	Home Depot Inc.	18,898,755	2,899,069
	Walt Disney Co.	22,987,012	2,442,370
	McDonald’s Corp.	12,880,312	1,972,749
*	Priceline Group Inc.	777,725	1,454,750
	Starbucks Corp.	22,910,141	1,335,890
	NIKE Inc. Class B	20,910,627	1,233,727
	Time Warner Inc.	12,237,366	1,228,754
*	Charter
	Communications Inc.
	Class A	3,412,815	1,149,607
	Lowe’s Cos. Inc.	13,596,814	1,054,161
*	Netflix Inc.	6,821,834	1,019,250
	General Motors Co.	21,671,529	756,986
	TJX Cos. Inc.	10,232,111	738,451
	Ford Motor Co.	62,219,607	696,237
	Marriott International
	Inc. Class A	4,901,831	491,703
	Twenty-First Century
	Fox Inc. Class A	16,593,544	470,261
	Target Corp.	8,701,495	455,001
	Carnival Corp.	6,604,640	433,066
	Newell Brands Inc.	7,623,290	408,761
	Yum! Brands Inc.	5,217,691	384,857
	CBS Corp. Class B	5,812,337	370,711
	Delphi Automotive plc	4,225,420	370,358
	Ross Stores Inc.	6,182,081	356,892
*	O’Reilly Automotive Inc.	1,435,510	314,003
	Omnicom Group Inc.	3,671,944	304,404
^	VF Corp.	5,056,155	291,235
	Royal Caribbean Cruises
	Ltd.	2,646,803	289,110
	Dollar General Corp.	3,981,766	287,046
	Expedia Inc.	1,918,218	285,719
*	Ulta Beauty Inc.	920,162	264,399

*	Dollar Tree Inc.	3,735,116	261,159
*	AutoZone Inc.	444,381	253,502
*	Mohawk Industries Inc.	1,004,822	242,855
	Best Buy Co. Inc.	4,183,816	239,858
*	DISH Network Corp.
	Class A	3,586,847	225,111
	Whirlpool Corp.	1,167,646	223,744
	Shares	Market
	Genuine Parts Co.	2,324,465	215,617
	Twenty-First Century
	Fox Inc.	7,692,102	214,379
	Coach Inc.	4,433,050	209,861
	L Brands Inc.	3,799,582	204,759
	Hilton Worldwide
	Holdings Inc.	3,234,065	200,027
	Hasbro Inc.	1,774,074	197,827
*	Chipotle Mexican Grill
	Inc. Class A	451,996	188,076
	Viacom Inc. Class B	5,555,635	186,503
	DR Horton Inc.	5,390,095	186,336
*,^	CarMax Inc.	2,921,123	184,206
	Darden Restaurants Inc.	1,963,126	177,545
	Lennar Corp. Class A	3,204,819	170,881
	Wynn Resorts Ltd.	1,259,340	168,903
	Wyndham Worldwide
	Corp.	1,646,204	165,295
*	LKQ Corp.	4,863,223	160,243
	Tiffany & Co.	1,691,189	158,752
	Interpublic Group of
	Cos. Inc.	6,233,416	153,342
^	Harley-Davidson Inc.	2,761,549	149,179
	PVH Corp.	1,230,992	140,949
	Goodyear Tire & Rubber
	Co.	3,973,264	138,905
	Advance Auto Parts Inc.	1,165,069	135,835
	BorgWarner Inc.	3,147,834	133,342
^	Hanesbrands Inc.	5,747,086	133,103
	Mattel Inc.	5,407,070	116,414
	Macy’s Inc.	4,807,769	111,733

10

500 Index Fund

			Market
			Value•
		Shares	($000)
	Tractor Supply Co.	2,029,661	110,028
	PulteGroup Inc.	4,483,745	109,986
	Leggett & Platt Inc.	2,088,778	109,723
	News Corp. Class A	7,990,604	109,471
^	Kohl’s Corp.	2,692,662	104,125
	Staples Inc.	10,319,457	103,917
	Scripps Networks
	Interactive Inc. Class A	1,514,668	103,467
	Foot Locker Inc.	2,072,212	102,119
	H&R Block Inc.	3,267,765	101,007
	Garmin Ltd.	1,807,728	92,248
*	Michael Kors Holdings
	Ltd.	2,459,195	89,146
*	Discovery
	Communications Inc.	3,375,207	85,089
	Nordstrom Inc.	1,753,252	83,858
	Gap Inc.	3,472,979	76,371
	Bed Bath & Beyond Inc.	2,285,689	69,485
^	Signet Jewelers Ltd.	1,076,982	68,108
*	TripAdvisor Inc.	1,738,805	66,422
	Ralph Lauren Corp.
	Class A	867,809	64,044
*,^	Under Armour Inc.
	Class A	2,914,593	63,422
*,^	Discovery
	Communications Inc.
	Class A	2,378,790	61,444
*,^	Under Armour Inc.	2,910,419	58,674
*,^	AutoNation Inc.	1,041,053	43,891
			40,263,306
Consumer Staples (9.0%)
	Procter & Gamble Co.	40,387,811	3,519,798
	Philip Morris
	International Inc.	24,531,669	2,881,245
	Coca-Cola Co.	60,738,022	2,724,100
	PepsiCo Inc.	22,566,398	2,606,193
	Altria Group Inc.	30,517,925	2,272,670
	Wal-Mart Stores Inc.	23,350,446	1,767,162
	CVS Health Corp.	16,076,585	1,293,522
	Costco Wholesale Corp.	6,943,582	1,110,487
	Walgreens Boots
	Alliance Inc.	13,517,195	1,058,532
	Mondelez International
	Inc. Class A	24,012,891	1,037,117
	Colgate-Palmolive Co.	13,979,794	1,036,322
	Reynolds American Inc.	13,054,877	849,089
	Kraft Heinz Co.	9,450,561	809,346
	Kimberly-Clark Corp.	5,624,145	726,133
	Constellation Brands
	Inc. Class A	2,704,960	524,032
	General Mills Inc.	9,091,216	503,653
	Sysco Corp.	7,769,758	391,052
	Archer-Daniels-Midland
	Co.	9,002,156	372,509

	Estee Lauder Cos. Inc.
	Class A	3,530,897	338,896
	Kroger Co.	14,398,117	335,764
*	Monster Beverage Corp.	6,359,357	315,933
	Tyson Foods Inc.
	Class A	4,547,379	284,802
	Kellogg Co.	3,978,833	276,370
	Clorox Co.	2,032,312	270,785
	Dr Pepper Snapple
	Group Inc.	2,900,561	264,270
	Molson Coors Brewing
	Co. Class B	2,914,415	251,631
	Hershey Co.	2,209,551	237,240
	Conagra Brands Inc.	6,380,272	228,159
	JM Smucker Co.	1,835,816	217,232
	Whole Foods Market
	Inc.	5,040,742	212,266
	Church & Dwight Co.
	Inc.	3,930,481	203,913
	McCormick & Co. Inc.	1,785,595	174,113
	Campbell Soup Co.	3,024,583	157,732
	Hormel Foods Corp.	4,251,786	145,028
	Coty Inc. Class A	7,436,965	139,517
	Brown-Forman Corp.
	Class B	2,791,198	135,652
			29,672,265
Energy (6.0%)
	Exxon Mobil Corp.	66,945,490	5,404,509
	Chevron Corp.	29,940,137	3,123,655
	Schlumberger Ltd.	21,982,912	1,447,355
	ConocoPhillips	19,611,459	862,120
	EOG Resources Inc.	9,159,551	829,123
	Occidental Petroleum
	Corp.	12,126,743	726,028
	Halliburton Co.	13,695,258	584,924
	Kinder Morgan Inc.	30,291,234	580,380
	Phillips 66	6,921,588	572,346
	Valero Energy Corp.	7,056,862	476,056
	Marathon Petroleum
	Corp.	8,185,546	428,350
	Pioneer Natural
	Resources Co.	2,683,476	428,229
	Anadarko Petroleum
	Corp.	8,841,784	400,886
	Williams Cos. Inc.	13,036,166	394,735
	Baker Hughes Inc.	6,712,922	365,921
^	ONEOK Inc.	5,989,871	312,432
	Apache Corp.	6,001,274	287,641
*	Concho Resources Inc.	2,337,926	284,128
	Devon Energy Corp.	8,295,746	265,215
	Tesoro Corp.	2,383,077	223,056
	Noble Energy Inc.	7,177,951	203,136
*	TechnipFMC plc	7,363,252	200,280

11

500 Index Fund

			Market
			Value•
		Shares	($000)
	National Oilwell Varco
	Inc.	5,993,734	197,434
	Hess Corp.	4,261,537	186,954
	Cabot Oil & Gas Corp.	7,342,573	184,152
	EQT Corp.	2,734,685	160,225
	Marathon Oil Corp.	13,407,353	158,877
	Cimarex Energy Co.	1,500,576	141,069
^	Helmerich & Payne
	Inc.	1,711,480	93,002
*	Newfield Exploration
	Co.	3,146,406	89,547
	Range Resources
	Corp.	2,968,428	68,778
^	Murphy Oil Corp.	2,554,841	65,481
*,^	Chesapeake Energy
	Corp.	12,023,805	59,758
*,^	Transocean Ltd.	6,157,440	50,676
			19,856,458
Financials (14.5%)
	JPMorgan Chase & Co.	56,119,843	5,129,354
*	Berkshire Hathaway
	Inc. Class B	28,451,496	4,818,830
	Wells Fargo & Co.	71,073,951	3,938,208
	Bank of America Corp.	157,308,184	3,816,297
	Citigroup Inc.	43,518,425	2,910,512
	US Bancorp	25,061,408	1,301,188
	Goldman Sachs Group
	Inc.	5,791,553	1,285,146
	Chubb Ltd.	7,389,134	1,074,232
	Morgan Stanley	22,569,866	1,005,713
	American Express Co.	11,910,558	1,003,345
	PNC Financial Services
	Group Inc.	7,678,438	958,807
	MetLife Inc.	17,110,261	940,038
	American International
	Group Inc.	13,928,488	870,809
	Bank of New York
	Mellon Corp.	16,474,639	840,536
	Charles Schwab Corp.	19,198,860	824,783
	BlackRock Inc.	1,920,910	811,412
	Prudential Financial Inc.	6,798,907	735,234
	CME Group Inc.	5,360,286	671,322
	Marsh & McLennan
	Cos. Inc.	8,129,758	633,796
	Capital One Financial
	Corp.	7,621,082	629,654
	Intercontinental
	Exchange Inc.	9,340,433	615,721
	S&P Global Inc.	4,067,100	593,756
	BB&T Corp.	12,803,039	581,386
	Travelers Cos. Inc.	4,408,434	557,799
	Aon plc	4,134,624	549,698
	Allstate Corp.	5,751,384	508,652

	State Street Corp.	5,580,033	500,696
	Aflac Inc.	6,261,725	486,411
	SunTrust Banks Inc.	7,629,778	432,761
	Progressive Corp.	9,163,762	404,030
	M&T Bank Corp.	2,428,298	393,263
	Discover Financial
	Services	5,998,768	373,063
	Synchrony Financial	12,148,329	362,263
	Northern Trust Corp.	3,404,529	330,954
	KeyCorp	17,292,636	324,064
	Moody’s Corp.	2,625,668	319,491
	Fifth Third Bancorp	11,837,487	307,301
	Ameriprise Financial Inc.	2,405,127	306,149
	Hartford Financial
	Services Group Inc.	5,795,730	304,682
	Willis Towers Watson
	plc	2,004,880	291,630
	Citizens Financial
	Group Inc.	7,992,485	285,172
	T. Rowe Price Group
	Inc.	3,807,012	282,518
	Regions Financial
	Corp.	18,960,814	277,586
	Principal Financial
	Group Inc.	4,229,735	270,999
*	Berkshire Hathaway
	Inc. Class A	1,022	260,303
	Franklin Resources Inc.	5,402,282	241,968
	Lincoln National Corp.	3,540,166	239,244
	Huntington Bancshares
	Inc.	17,142,732	231,770
	Invesco Ltd.	6,418,097	225,853
	Comerica Inc.	2,790,062	204,344
	Loews Corp.	4,356,924	203,948
	XL Group Ltd.	4,123,494	180,609
	Cincinnati Financial
	Corp.	2,363,897	171,264
	Unum Group	3,599,825	167,860
	Everest Re Group Ltd.	648,206	165,027
*	E*TRADE Financial
	Corp.	4,333,992	164,822
	Raymond James
	Financial Inc.	2,021,960	162,202
	Arthur J Gallagher & Co.	2,831,121	162,082
	Affiliated Managers
	Group Inc.	892,207	147,982
	Zions Bancorporation	3,193,703	140,236
	Leucadia National Corp.	5,110,358	133,687
	CBOE Holdings Inc.	1,449,994	132,529
	Torchmark Corp.	1,716,991	131,350
	Nasdaq Inc.	1,798,697	128,589
	People’s United
	Financial Inc.	5,422,707	95,765

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	Assurant Inc.	865,610	89,755
	Navient Corp.	4,486,678	74,703
			47,715,153
Health Care (14.5%)
	Johnson & Johnson	42,553,380	5,629,387
	Pfizer Inc.	94,300,517	3,167,554
	UnitedHealth Group Inc.	15,234,836	2,824,843
	Merck & Co. Inc.	43,227,047	2,770,421
	Amgen Inc.	11,636,998	2,004,240
	Medtronic plc	21,641,780	1,920,708
	AbbVie Inc.	25,159,195	1,824,293
*	Celgene Corp.	12,354,454	1,604,473
	Gilead Sciences Inc.	20,618,698	1,459,391
	Bristol-Myers Squibb
	Co.	26,063,339	1,452,249
	Abbott Laboratories	27,457,560	1,334,712
	Allergan plc	5,312,701	1,291,465
	Eli Lilly & Co.	15,359,536	1,264,090
	Thermo Fisher
	Scientific Inc.	6,190,850	1,080,118
*	Biogen Inc.	3,370,216	914,542
	Danaher Corp.	9,675,911	816,550
	Aetna Inc.	5,261,170	798,803
	Anthem Inc.	4,181,469	786,660
	Becton Dickinson and
	Co.	3,587,081	699,875
	Stryker Corp.	4,894,819	679,303
	Cigna Corp.	4,038,593	676,020
*	Boston Scientific Corp.	21,760,842	603,211
*	Express Scripts
	Holding Co.	9,363,852	597,788
*	Regeneron
	Pharmaceuticals Inc.	1,202,019	590,360
	Humana Inc.	2,276,892	547,866
	McKesson Corp.	3,327,423	547,494
*	Intuitive Surgical Inc.	581,218	543,654
*	Vertex
	Pharmaceuticals Inc.	3,929,767	506,429
	Zoetis Inc.	7,743,880	483,063
	Baxter International Inc.	7,695,630	465,893
*	Alexion
	Pharmaceuticals Inc.	3,543,448	431,131
	Zimmer Biomet
	Holdings Inc.	3,175,593	407,746
*	Illumina Inc.	2,303,806	399,756
*	HCA Healthcare Inc.	4,516,405	393,831
*	Edwards Lifesciences
	Corp.	3,308,649	391,215
	Cardinal Health Inc.	4,983,904	388,346
	CR Bard Inc.	1,142,192	361,058
*	Incyte Corp.	2,681,103	337,578
*	Cerner Corp.	4,638,160	308,299
	Agilent Technologies
	Inc.	5,084,513	301,563

*	Mylan NV	7,273,631	282,362
*	Laboratory Corp. of
	America Holdings	1,614,805	248,906
	AmerisourceBergen
	Corp. Class A	2,619,312	247,604
	Quest Diagnostics Inc.	2,159,629	240,064
*	Mettler-Toledo
	International Inc.	407,260	239,689
	Dentsply Sirona Inc.	3,616,458	234,491
*	Waters Corp.	1,262,135	232,031
*	Henry Schein Inc.	1,251,486	229,047
*	IDEXX Laboratories Inc.	1,389,599	224,309
*	Centene Corp.	2,716,380	216,984
*	Hologic Inc.	4,415,648	200,382
	Cooper Cos. Inc.	770,290	184,423
*	Align Technology Inc.	1,190,750	178,755
	Universal Health
	Services Inc. Class B	1,410,411	172,183
	Perrigo Co. plc	2,261,560	170,793
*	DaVita Inc.	2,456,685	159,095
*	Varian Medical
	Systems Inc.	1,450,278	149,654
	PerkinElmer Inc.	1,737,143	118,369
*	Envision Healthcare
	Corp.	1,853,640	116,168
*	Mallinckrodt plc	1,570,105	70,356
^	Patterson Cos. Inc.	1,284,760	60,320
			47,581,963
Industrials (10.3%)
	General Electric Co.	137,632,967	3,717,466
	3M Co.	9,444,656	1,966,283
	Boeing Co.	8,875,794	1,755,188
	Honeywell
	International Inc.	12,052,676	1,606,501
	United Technologies
	Corp.	11,783,941	1,438,937
	Union Pacific Corp.	12,770,321	1,390,816
	United Parcel Service
	Inc. Class B	10,897,055	1,205,105
	Lockheed Martin Corp.	3,939,095	1,093,532
	Caterpillar Inc.	9,338,698	1,003,537
	General Dynamics Corp.	4,474,388	886,376
	FedEx Corp.	3,900,385	847,671
	CSX Corp.	14,554,191	794,077
	Raytheon Co.	4,592,707	741,630
	Northrop Grumman
	Corp.	2,753,991	706,977
	Illinois Tool Works Inc.	4,905,480	702,710
	Johnson Controls
	International plc	14,885,151	645,420
	Delta Air Lines Inc.	11,616,065	624,247
	Emerson Electric Co.	10,234,792	610,198
	Southwest Airlines Co.	9,540,588	592,852
	Deere & Co.	4,669,343	577,084

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	Norfolk Southern Corp.	4,571,623	556,367
	Eaton Corp. plc	7,057,021	549,248
	Waste Management Inc.	6,412,911	470,387
	Cummins Inc.	2,438,500	395,574
	American Airlines Group
	Inc.	7,771,721	391,073
	Roper Technologies Inc.	1,609,872	372,734
	Ingersoll-Rand plc	4,040,666	369,277
	PACCAR Inc.	5,542,664	366,038
	Stanley Black & Decker
	Inc.	2,413,045	339,588
	Parker-Hannifin Corp.	2,101,585	335,875
*	United Continental
	Holdings Inc.	4,444,579	334,455
	Rockwell Automation
	Inc.	2,032,201	329,135
	Fortive Corp.	4,757,039	301,358
	Rockwell Collins Inc.	2,562,350	269,252
	Equifax Inc.	1,897,186	260,711
	Republic Services Inc.
	Class A	3,624,803	231,009
*	IHS Markit Ltd.	5,006,839	220,501
	AMETEK Inc.	3,628,040	219,750
^	TransDigm Group Inc.	771,085	207,322
	L3 Technologies Inc.	1,227,974	205,170
	Nielsen Holdings plc	5,296,246	204,753
*	Verisk Analytics Inc.
	Class A	2,424,865	204,586
	Textron Inc.	4,221,317	198,824
	Fastenal Co.	4,563,822	198,663
	Dover Corp.	2,454,645	196,912
	Masco Corp.	5,045,415	192,785
	Pentair plc	2,644,467	175,963
	Kansas City Southern	1,673,149	175,095
	Alaska Air Group Inc.	1,949,603	174,996
	Cintas Corp.	1,362,173	171,688
	Expeditors International
	of Washington Inc.	2,842,937	160,569
	Fortune Brands Home
	& Security Inc.	2,426,634	158,314
	Arconic Inc.	6,951,285	157,447
	Xylem Inc.	2,835,186	157,154
	WW Grainger Inc.	847,654	153,027
	CH Robinson Worldwide
	Inc.	2,222,522	152,643
*	United Rentals Inc.	1,333,624	150,313
	Snap-on Inc.	914,255	144,452
	Acuity Brands Inc.	696,138	141,511
	JB Hunt Transport
	Services Inc.	1,353,999	123,728
	Allegion plc	1,503,597	121,972
	Jacobs Engineering
	Group Inc.	1,901,946	103,447
*	Stericycle Inc.	1,346,402	102,757

	Fluor Corp.	2,205,709	100,977
	Robert Half International
	Inc.	2,007,812	96,234
	Flowserve Corp.	2,062,928	95,782
*	Quanta Services Inc.	2,332,527	76,787
			33,722,810
Information Technology (22.2%)
	Apple Inc.	82,373,427	11,863,421
	Microsoft Corp.	121,969,818	8,407,380
*	Facebook Inc. Class A	37,345,375	5,638,405
*	Alphabet Inc. Class A	4,707,787	4,376,735
*	Alphabet Inc. Class C	4,707,690	4,278,019
	Visa Inc. Class A	29,164,844	2,735,079
	Intel Corp.	74,397,657	2,510,177
	Cisco Systems Inc.	79,040,446	2,473,966
	Oracle Corp.	47,477,276	2,380,511
	International Business
	Machines Corp.	13,510,067	2,078,254
	Mastercard Inc.
	Class A	14,824,872	1,800,481
	Broadcom Ltd.	6,347,571	1,479,301
	NVIDIA Corp.	9,409,837	1,360,286
	QUALCOMM Inc.	23,370,950	1,290,544
	Accenture plc Class A	9,810,693	1,213,386
	Texas Instruments Inc.	15,771,741	1,213,320
*	Adobe Systems Inc.	7,839,386	1,108,803
*	PayPal Holdings Inc.	17,684,272	949,115
*	salesforce.com Inc.	10,588,505	916,965
	Automatic Data
	Processing Inc.	7,091,655	726,611
	Applied Materials Inc.	16,956,533	700,474
	Activision Blizzard Inc.	10,937,969	629,699
	Cognizant Technology
	Solutions Corp.
	Class A	9,291,787	616,975
*	eBay Inc.	15,880,125	554,534
*	Electronic Arts Inc.	4,891,097	517,087
	Intuit Inc.	3,840,038	509,995
*	Micron Technology Inc.	16,407,198	489,919
	HP Inc.	26,559,615	464,262
	Analog Devices Inc.	5,790,695	450,516
	Fidelity National
	Information
	Services Inc.	5,216,105	445,455
	TE Connectivity Ltd.	5,601,750	440,746
	Corning Inc.	14,520,383	436,337
	Hewlett Packard
	Enterprise Co.	26,269,249	435,807
*	Fiserv Inc.	3,349,248	409,747
	Western Digital Corp.	4,596,005	407,206
	Lam Research Corp.	2,544,769	359,907
	Amphenol Corp.
	Class A	4,822,438	355,992
	DXC Technology Co.	4,467,666	342,759

14

500 Index Fund

			Market
			Value•
		Shares	($000)
*	Autodesk Inc.	3,059,281	308,437
	Paychex Inc.	5,044,327	287,224
	Skyworks Solutions Inc.	2,912,444	279,449
^	Microchip
	Technology Inc.	3,619,575	279,359
	Symantec Corp.	9,597,797	271,138
*	Red Hat Inc.	2,804,523	268,533
	Xilinx Inc.	3,913,299	251,703
	KLA-Tencor Corp.	2,471,681	226,183
	Alliance Data
	Systems Corp.	877,880	225,343
	Motorola Solutions Inc.	2,579,020	223,704
	Global Payments Inc.	2,404,252	217,152
	Harris Corp.	1,924,056	209,876
*	Citrix Systems Inc.	2,383,679	189,693
	Seagate Technology plc	4,683,614	181,490
*	Gartner Inc.	1,426,350	176,168
*	Synopsys Inc.	2,370,854	172,906
	NetApp Inc.	4,272,030	171,095
	CA Inc.	4,943,537	170,404
	Juniper Networks Inc.	6,026,392	168,016
*	ANSYS Inc.	1,348,449	164,079
*,^	Advanced Micro
	Devices Inc.	12,227,274	152,596
	Total System
	Services Inc.	2,613,045	152,210
	Western Union Co.	7,436,116	141,658
*	Akamai
	Technologies Inc.	2,728,001	135,882
*	F5 Networks Inc.	1,020,307	129,640
*,^	VeriSign Inc.	1,393,476	129,538
*	Qorvo Inc.	2,005,401	126,982
	Xerox Corp.	3,367,525	96,749
	FLIR Systems Inc.	2,153,079	74,626
	CSRA Inc.	2,294,571	72,853
*	Conduent Inc.	4	—
			73,022,862
Materials (2.8%)
	Dow Chemical Co.	17,794,478	1,122,298
	EI du Pont de Nemours
	& Co.	13,723,502	1,107,624
	Monsanto Co.	6,950,803	822,697
	Praxair Inc.	4,534,225	601,012
	Ecolab Inc.	4,118,118	546,680
	Air Products &
	Chemicals Inc.	3,435,017	491,414
	Sherwin-Williams Co.	1,278,323	448,640
	PPG Industries Inc.	4,042,256	444,486
	LyondellBasell
	Industries NV Class A	5,211,868	439,830
	International Paper Co.	6,511,904	368,639
	Nucor Corp.	5,034,159	291,327
	Newmont Mining Corp.	8,413,814	272,523
	Vulcan Materials Co.	2,084,581	264,075

*	Freeport-McMoRan
	Inc.	20,991,443	252,107
	Ball Corp.	5,523,648	233,153
	WestRock Co.	3,963,079	224,548
	Martin Marietta
	Materials Inc.	988,379	219,993
	Eastman Chemical Co.	2,299,731	193,154
	Albemarle Corp.	1,746,599	184,336
	International Flavors
	& Fragrances Inc.	1,245,820	168,186
	FMC Corp.	2,113,900	154,420
	Sealed Air Corp.	3,089,772	138,298
	Mosaic Co.	5,540,286	126,485
	Avery Dennison Corp.	1,397,858	123,529
	CF Industries Holdings
	Inc.	3,672,938	102,695
			9,342,149
Real Estate (2.9%)
	American Tower
	Corporation	6,728,762	890,350
	Simon Property
	Group Inc.	4,954,391	801,422
	Crown Castle
	International Corp.	5,776,448	578,685
	Equinix Inc.	1,229,235	527,538
	Public Storage	2,359,012	491,925
	Prologis Inc.	8,368,539	490,731
	Welltower Inc.	5,776,056	432,338
	AvalonBay
	Communities Inc.	2,172,978	417,581
	Weyerhaeuser Co.	11,853,391	397,089
	Ventas Inc.	5,596,818	388,867
	Equity Residential	5,790,718	381,203
	Boston Properties Inc.	2,427,857	298,675
	Digital Realty Trust Inc.	2,520,899	284,736
	Essex Property Trust Inc.	1,035,075	266,294
	Vornado Realty Trust	2,719,061	255,320
	Realty Income Corp.	4,378,322	241,596
	HCP Inc.	7,387,894	236,117
	GGP Inc.	9,186,009	216,422
	Host Hotels & Resorts
	Inc.	11,665,247	213,124
	Mid-America Apartment
	Communities Inc.	1,790,994	188,735
	Alexandria Real Estate
	Equities Inc.	1,436,407	173,044
*	CBRE Group Inc.
	Class A	4,743,405	172,660
	SL Green Realty Corp.	1,606,175	169,933
	UDR Inc.	4,217,585	164,359
	Extra Space Storage Inc.	1,986,504	154,947
	Regency Centers Corp.	2,307,700	144,554
	Federal Realty
	Investment Trust	1,139,674	144,043

15

500 Index Fund

		Market
		Value•
	Shares	($000)
Iron Mountain Inc.	3,876,155	133,185
Kimco Realty Corp.	6,718,728	123,289
Macerich Co.	1,881,140	109,219
Apartment Investment
& Management Co.	2,480,390	106,582
		9,594,563
Telecommunication Services (2.1%)
AT&T Inc.	97,137,557	3,665,000
Verizon Communications
Inc.	64,470,190	2,879,239
* Level 3 Communications
Inc.	4,618,522	273,878
^ CenturyLink Inc.	8,659,549	206,790
		7,024,907
Utilities (3.2%)
NextEra Energy Inc.	7,409,093	1,038,236
Duke Energy Corp.	11,080,703	926,236
Dominion Energy Inc.	9,966,417	763,727
Southern Co.	15,760,435	754,610
American Electric Power
Co. Inc.	7,756,813	538,866
PG&E Corp.	8,104,487	537,895
Exelon Corp.	14,610,686	527,008
Sempra Energy	3,957,394	446,196
PPL Corp.	10,779,807	416,747
Edison International	5,141,049	401,979
Consolidated Edison Inc.	4,819,113	389,481
Xcel Energy Inc.	8,010,973	367,543
Public Service
Enterprise Group Inc.	7,983,943	343,389
WEC Energy Group Inc.	4,979,348	305,632
Eversource Energy	4,999,130	303,497
DTE Energy Co.	2,830,433	299,432
American Water Works
Co. Inc.	2,810,691	219,093
Entergy Corp.	2,833,069	217,495
Ameren Corp.	3,828,523	209,305
CMS Energy Corp.	4,422,127	204,523
FirstEnergy Corp.	6,996,765	204,026
CenterPoint Energy Inc.	6,796,271	186,082
SCANA Corp.	2,253,985	151,040
Pinnacle West Capital
Corp.	1,759,947	149,877
Alliant Energy Corp.	3,594,415	144,388
NiSource Inc.	5,104,426	129,448
AES Corp.	10,420,919	115,776
NRG Energy Inc.	4,990,488	85,936
		10,377,463
Total Common Stocks
(Cost $208,413,428)	328,173,899

Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.181%	16,534,578	1,653,789

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
4	United States Treasury
	Bill, 0.592%, 7/13/17	34,000	33,993
4	United States Treasury
	Bill, 0.918%, 9/14/17	10,000	9,981
4	United States Treasury
	Bill, 0.980%, 10/5/17	9,000	8,976
4	United States Treasury
	Bill, 1.056%, 11/24/17	2,000	1,991
			54,941
Total Temporary Cash Investments
(Cost $1,708,551)			1,708,730
Total Investments (100.2%)
(Cost $210,121,979)			329,882,629

			Amount
			($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard			21,361
Receivables for Accrued Income			327,343
Receivables for Capital Shares Issued			322,649
Other Assets			5,224
Total Other Assets			676,577
Liabilities
Payables for Investment
Securities Purchased			(610,790)
Collateral for Securities on Loan			(278,767)
Payables for Capital Shares Redeemed			(237,349)
Payables to Vanguard			(143,289)
Other Liabilities			(7)
Total Liabilities			(1,270,202)
Net Assets (100%)		329,289,004

16

500 Index Fund

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	210,507,850
Overdistributed Net Investment Income (25,687)
Accumulated Net Realized Losses	(948,541)
Unrealized Appreciation (Depreciation)
Investment Securities	119,760,650
Futures Contracts	(5,268)
Net Assets	329,289,004

Investor Shares—Net Assets
Applicable to 125,885,207 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	28,166,376
Net Asset Value Per Share—
Investor Shares	$223.75

ETF Shares—Net Assets
Applicable to 315,547,095 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	70,065,971
Net Asset Value Per Share—
ETF Shares	$222.05

Admiral Shares—Net Assets
Applicable to 917,705,073 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	205,334,976
Net Asset Value Per Share—
Admiral Shares	$223.75

Institutional Select Shares—Net Assets
Applicable to 216,949,561 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	25,721,681
Net Asset Value Per Share—
Institutional Select Shares	$118.56

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $268,591,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $278,767,000 of collateral received for securities on loan.
4 Securities with a value of $40,545,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	3,030,718
Interest[1]	6,202
Securities Lending—Net	1,561
Total Income	3,038,481
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,827
Management and Administrative—Investor Shares	16,042
Management and Administrative—ETF Shares	9,593
Management and Administrative—Admiral Shares	30,781
Management and Administrative—Institutional Select Shares	578
Marketing and Distribution—Investor Shares	2,169
Marketing and Distribution—ETF Shares	2,007
Marketing and Distribution—Admiral Shares	6,625
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,177
Shareholders’ Reports—Investor Shares	817
Shareholders’ Reports—ETF Shares	1,200
Shareholders’ Reports—Admiral Shares	1,691
Shareholders’ Reports—Institutional Select Shares	3
Trustees’ Fees and Expenses	102
Total Expenses	78,613
Net Investment Income	2,959,868
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,599,995
Futures Contracts	110,367
Realized Net Gain (Loss)	2,710,362
Change in Unrealized Appreciation (Depreciation)
Investment Securities	21,302,918
Futures Contracts	3,465
Change in Unrealized Appreciation (Depreciation)	21,306,383
Net Increase (Decrease) in Net Assets Resulting from Operations	26,976,613
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $6,016,000 and $34,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,959,868	5,265,549
Realized Net Gain (Loss)	2,710,362	6,689,644
Change in Unrealized Appreciation (Depreciation)	21,306,383	16,565,774
Net Increase (Decrease) in Net Assets Resulting from Operations	26,976,613	28,520,967
Distributions
Net Investment Income
Investor Shares	(242,544)	(530,428)
ETF Shares	(613,484)	(1,047,723)
Admiral Shares	(1,828,106)	(3,539,036)
Institutional Select Shares	(214,453)	(141,449)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(2,898,587)	(5,258,636)
Capital Share Transactions
Investor Shares	(679,825)	(1,863,704)
ETF Shares	8,476,654	11,566,096
Admiral Shares	8,502,710	13,258,093
Institutional Select Shares	6,345,434	17,071,485
Net Increase (Decrease) from Capital Share Transactions	22,644,973	40,031,970
Total Increase (Decrease)	46,722,999	63,294,301
Net Assets
Beginning of Period	282,566,005	219,271,704
End of Period[1]	329,289,004	282,566,005
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,687,000) and ($86,968,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$206.57	$188.48	$189.89	$170.36	$131.37	$115.80
Investment Operations
Net Investment Income	1.961	3.997	3.775	3.326	2.956	2.709
Net Realized and Unrealized Gain (Loss)
on Investments	17.140	18.069	(1.438)	19.507	38.982	15.560
Total from Investment Operations	19.101	22.066	2.337	22.833	41.938	18.269
Distributions
Dividends from Net Investment Income	(1.921)	(3.976)	(3.747)	(3.303)	(2.948)	(2.699)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.921)	(3.976)	(3.747)	(3.303)	(2.948)	(2.699)
Net Asset Value, End of Period	$223.75	$206.57	$188.48	$189.89	$170.36	$131.37

Total Return[1]	9.26%	11.82%	1.25%	13.51%	32.18%	15.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,166	$26,652	$26,092	$28,040	$27,758	$24,821
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.16%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.86%	2.05%	2.00%	1.88%	1.95%	2.13%
Portfolio Turnover Rate[2]	3%	4%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013[1]	2012[1]
Net Asset Value, Beginning of Period	$205.00	$187.05	$188.45	$169.07	$130.38	$114.92
Investment Operations
Net Investment Income	2.054	4.155	3.958	3.518	3.117	2.846
Net Realized and Unrealized Gain (Loss)
on Investments	17.004	17.933	(1.427)	19.352	38.681	15.450
Total from Investment Operations	19.058	22.088	2.531	22.870	41.798	18.296
Distributions
Dividends from Net Investment Income	(2.008)	(4.138)	(3.931)	(3.490)	(3.108)	(2.836)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.008)	(4.138)	(3.931)	(3.490)	(3.108)	(2.836)
Net Asset Value, End of Period	$222.05	$205.00	$187.05	$188.45	$169.07	$130.38

Total Return	9.31%	11.93%	1.35%	13.63%	32.33%	15.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,066	$56,648	$40,440	$27,630	$15,037	$6,628
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.15%	2.11%	2.00%	2.07%	2.25%
Portfolio Turnover Rate[2]	3%	4%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$206.57	$188.48	$189.89	$170.36	$131.37	$115.80
Investment Operations
Net Investment Income	2.069	4.185	3.990	3.544	3.142	2.866
Net Realized and Unrealized Gain (Loss)
on Investments	17.133	18.074	(1.439)	19.503	38.980	15.560
Total from Investment Operations	19.202	22.259	2.551	23.047	42.122	18.426
Distributions
Dividends from Net Investment Income	(2.022)	(4.169)	(3.961)	(3.517)	(3.132)	(2.856)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.022)	(4.169)	(3.961)	(3.517)	(3.132)	(2.856)
Net Asset Value, End of Period	$223.75	$206.57	$188.48	$189.89	$170.36	$131.37

Total Return[1]	9.31%	11.93%	1.36%	13.64%	32.33%	15.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$205,335	$181,513	$152,740 $143,043		$82,357	$59,749
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.15%	2.11%	2.00%	2.07%	2.25%
Portfolio Turnover Rate[2]	3%	4%	3%	3%	3%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Financial Highlights

Institutional Select Shares
	Six Months	June 24,
	Ended	2016[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016
Net Asset Value, Beginning of Period	$109.45	$99.57
Investment Operations
Net Investment Income	1.115	1.200
Net Realized and Unrealized Gain (Loss) on Investments	9.085	9.859
Total from Investment Operations	10.200	11.059
Distributions
Dividends from Net Investment Income	(1.090)	(1.179)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.090)	(1.179)
Net Asset Value, End of Period	$118.56	$109.45

Total Return	9.34%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,722	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	1.99%	2.26%[2]
Portfolio Turnover Rate[3]	3%	4%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

23

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

24

500 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

25

500 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $21,361,000, representing 0.01% of the fund’s net assets and 8.54% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	328,173,899	—	—
Temporary Cash Investments	1,653,789	54,941	—
Futures Contracts—Assets[1]	409	—	—
Total	329,828,097	54,941	—
1 Represents variation margin on the last day of the reporting period.

26

500 Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	9,083	1,099,452	(5,268)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $2,823,550,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $840,474,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $210,121,979,000. Net unrealized appreciation of investment securities for tax purposes was $119,760,650,000, consisting of unrealized gains of $123,433,262,000 on securities that had risen in value since their purchase and $3,672,612,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $31,799,423,000 of investment securities and sold $9,045,520,000 of investment securities, other than temporary cash investments. Purchases and sales include $17,172,867,000 and $4,255,232,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

500 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,252,238	10,351	3,996,733	20,796
Issued in Lieu of Cash Distributions	228,837	1,038	502,725	2,544
Redeemed	(3,160,900)	(14,523)	(6,363,162)	(32,754)
Net Increase (Decrease)—Investor Shares	(679,825)	(3,134)	(1,863,704)	(9,414)
ETF Shares
Issued	12,107,100	56,009	20,791,085	108,961
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,630,446)	(16,800)	(9,224,989)	(48,825)
Net Increase (Decrease)—ETF Shares	8,476,654	39,209	11,566,096	60,136
Admiral Shares
Issued	19,586,120	89,911	30,149,922	155,773
Issued in Lieu of Cash Distributions	1,619,728	7,347	3,138,593	15,855
Redeemed	(12,703,138)	(58,256)	(20,030,422)	(103,296)
Net Increase (Decrease) —Admiral Shares	8,502,710	39,002	13,258,093	68,332
Institutional Select Shares[1]
Issued	6,636,626	57,299	17,224,925	163,684
Issued in Lieu of Cash Distributions	214,452	1,833	141,449	1,293
Redeemed	(505,644)	(4,385)	(294,889)	(2,774)
Net Increase (Decrease) —Institutional
Select Shares	6,345,434	54,747	17,071,485	162,203
1 Inception was June 24, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,092.63	$0.73
ETF Shares	1,000.00	1,093.12	0.21
Admiral Shares	1,000.00	1,093.13	0.21
Institutional Select Shares	1,000.00	1,093.37	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Select Shares	1,000.00	1,024.74	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The
dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent
12-month period (181/365).

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

31

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

33

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

34

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification.
Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by
Vanguard. Standard & Poor’s® and S&P® are
Institutional Investor Services > 800-523-1036	registered trademarks of Standard & Poor’s Financial
Text Telephone for People	Services LLC (“S&P”); Dow Jones® is a registered
Who Are Deaf or Hard of Hearing> 800-749-7273	trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); S&P® and S&P 500® are trademarks
This material may be used in conjunction	of S&P; and these trademarks have been licensed for
with the offering of shares of any Vanguard	use by SPDJI and sublicensed for certain purposes by
fund only if preceded or accompanied by	Vanguard. Vanguard product(s) are not sponsored,
endorsed, sold or promoted by SPDJI, Dow Jones,
the fund’s current prospectus.	S&P, or their respective affiliates and none of such
All comparative mutual fund data are from Lipper, a	parties make any representation regarding the
Thomson Reuters Company, or Morningstar, Inc., unless	advisability of investing in such product(s) nor do they
otherwise noted.	have any liability for any errors, omissions, or
interruptions of the index.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082017

Semiannual Report | June 30, 2017

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Small-Cap Index Fund.	8
Small-Cap Growth Index Fund.	28
Small-Cap Value Index Fund.	46
About Your Fund’s Expenses.	65
Trustees Approve Advisory Arrangements.	68
Glossary.	70

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2017, returns for Vanguard’s three small-capitalization U.S. index funds ranged from more than 2% for Vanguard Small-Cap Value Index Fund to about 10% for Vanguard Small-Cap Growth Index Fund. Vanguard Small-Cap Index Fund, which contains both growth and value stocks, returned almost 6%.

• All three funds closely tracked their target indexes. The Small-Cap Index Fund and Small-Cap Value Index Fund exceeded the average return of their peers, while the Small-Cap Growth Index Fund trailed the average return of its peers.

• Small-cap stocks trailed their large- and mid-cap counterparts, while growth stocks outperformed value stocks.

• Health care was the top-performing sector for all three funds; technology and industrial stocks also made strong contributions. However, all three funds suffered double-digit declines in the oil and gas and telecommunications sectors.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	5.70%
ETF Shares
Market Price	5.70
Net Asset Value	5.75
Admiral™ Shares	5.76
Institutional Shares	5.75
Institutional Plus Shares	5.77
CRSP US Small Cap Index	5.75
Small-Cap Core Funds Average	3.44
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Small-Cap Growth Index Fund
Investor Shares	9.98%
ETF Shares
Market Price	9.99
Net Asset Value	10.03
Admiral Shares	10.04
Institutional Shares	10.04
CRSP US Small Cap Growth Index	10.02
Small-Cap Growth Funds Average	10.49
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Small-Cap Value Index Fund
Investor Shares	2.35%
ETF Shares
Market Price	2.37
Net Asset Value	2.41
Admiral Shares	2.43
Institutional Shares	2.42
CRSP US Small Cap Value Index	2.43
Small-Cap Value Funds Average	0.29
Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Small-Cap Index Fund	0.18%	0.06%	0.06%	0.05%	0.04%	1.24%
Small-Cap Growth Index Fund	0.19	0.07	0.07	0.06	—	1.34
Small-Cap Value Index Fund	0.19	0.07	0.07	0.06	—	1.32

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.18% for Investor
Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the
Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional
Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06%
for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; and for
the Small-Cap Value Index Fund, Small-Cap Value Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

4

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

5

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

6

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

Small-Cap Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	NAESX	VB	VSMAX	VSCIX	VSCPX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%	0.04%
30-Day SEC Yield	1.32%	1.44%	1.44%	1.45%	1.46%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Number of Stocks	1,436	1,418	3,800
Median Market Cap	$3.8B	$3.8B	$59.8B
Price/Earnings Ratio	19.7x	19.7x	21.2x
Price/Book Ratio	2.3x	2.3x	2.9x
Return on Equity	9.3%	9.3%	16.3%
Earnings Growth Rate	11.0%	11.0%	10.0%
Dividend Yield	1.5%	1.5%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	15%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Basic Materials	4.3%	4.3%	2.6%
Consumer Goods	7.3	7.3	9.7
Consumer Services	11.9	11.9	13.1
Financials	26.3	26.3	20.4
Health Care	10.4	10.4	13.1
Industrials	19.9	19.9	12.9
Oil & Gas	4.2	4.2	5.5
Technology	11.5	11.5	17.5
Telecommunications	0.4	0.4	2.0
Utilities	3.8	3.8	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Index	FA Index
R-Squared	1.00	0.83
Beta	1.00	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Packaging Corp. of	Containers &
America	Packaging	0.3%
CBOE Holdings Inc.	Investment Services	0.3
CDW Corp.	Computer Services	0.3
Cadence Design
Systems Inc.	Software	0.3
Teleflex Inc.	Medical Supplies	0.3
Broadridge Financial	Financial
Solutions Inc.	Administration	0.3
Atmos Energy Corp.	Gas Distribution	0.3
Diamondback Energy	Exploration &
Inc.	Production	0.3
IDEX Corp.	Industrial Machinery	0.3
CoStar Group Inc.	Business Support
	Services	0.3
Top Ten		3.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for
Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares.

Small-Cap Index Fund

Investment Focus

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	19.00%	13.98%	7.69%
ETF Shares	1/26/2004
Market Price		19.08	14.13	7.83
Net Asset Value		19.13	14.13	7.83
Admiral Shares	11/13/2000	19.14	14.13	7.83
Institutional Shares	7/7/1997	19.13	14.14	7.86
Institutional Plus Shares	12/17/2010	19.15	14.16	11.83[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Steel Dynamics Inc.	5,340,036	191,227	0.3%
RPM International Inc.	3,106,298	169,449	0.2%
Chemours Co.	4,291,579	162,737	0.2%
Basic Materials—Other †		2,767,411	3.6%
		3,290,824	4.3%
Consumer Goods
* Take-Two Interactive Software Inc.	2,417,491	177,395	0.3%
Pinnacle Foods Inc.	2,769,206	164,491	0.2%
* Middleby Corp.	1,337,155	162,478	0.2%
Leggett & Platt Inc.	3,079,323	161,757	0.2%
Consumer Goods—Other †		4,920,613	6.4%
		5,586,734	7.3%
Consumer Services
Vail Resorts Inc.	932,114	189,061	0.3%
* JetBlue Airways Corp.	7,790,654	177,861	0.2%
* VCA Inc.	1,803,862	166,514	0.2%
* Panera Bread Co. Class A	499,052	157,022	0.2%
Consumer Services—Other †		8,347,173	10.9%
		9,037,631	11.8%
Financials
CBOE Holdings Inc.	2,632,931	240,650	0.3%
East West Bancorp Inc.	3,381,674	198,098	0.3%
* Signature Bank	1,210,659	173,766	0.3%
Kilroy Realty Corp.	2,289,487	172,055	0.2%
Colony NorthStar Inc. Class A	12,173,585	171,526	0.2%
MarketAxess Holdings Inc.	830,390	166,991	0.2%
Equity LifeStyle Properties Inc.	1,929,872	166,625	0.2%
American Financial Group Inc.	1,650,006	163,961	0.2%
WP Carey Inc.	2,480,634	163,747	0.2%

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Apartment Investment & Management Co.	3,670,592	157,725	0.2%
	Financials—Other †		18,276,813	23.8%
			20,051,957	26.1%
Health Care
	Teleflex Inc.	1,044,181	216,939	0.3%
*	WellCare Health Plans Inc.	1,033,932	185,653	0.2%
*	Exelixis Inc.	6,792,626	167,302	0.2%
	West Pharmaceutical Services Inc.	1,705,739	161,226	0.2%
	STERIS plc	1,967,068	160,316	0.2%
	Health Care—Other †		7,033,502	9.2%
			7,924,938	10.3%
Industrials
	Packaging Corp. of America	2,193,244	244,305	0.3%
	Broadridge Financial Solutions Inc.	2,742,677	207,237	0.3%
	IDEX Corp.	1,778,275	200,963	0.3%
*	CoStar Group Inc.	760,146	200,375	0.3%
	AO Smith Corp.	3,419,876	192,642	0.3%
	Jack Henry & Associates Inc.	1,828,140	189,889	0.2%
	Allegion plc	2,219,869	180,076	0.2%
	PerkinElmer Inc.	2,562,857	174,633	0.2%
	Lennox International Inc.	941,696	172,933	0.2%
*	Berry Global Group Inc.	3,018,918	172,109	0.2%
*	XPO Logistics Inc.	2,597,698	167,889	0.2%
*	Keysight Technologies Inc.	4,298,100	167,325	0.2%
	Toro Co.	2,390,459	165,635	0.2%
	Cognex Corp.	1,919,173	162,938	0.2%
	Spirit AeroSystems Holdings Inc. Class A	2,803,762	162,450	0.2%
	Industrials—Other †		12,426,090	16.2%
			15,187,489	19.7%
Oil & Gas
*	Diamondback Energy Inc.	2,279,123	202,409	0.3%
	Oil & Gas—Other †		3,003,019	3.9%
			3,205,428	4.2%

[1]Other †			8,068	0.0%

Technology
	CDW Corp.	3,659,975	228,858	0.3%
*	Cadence Design Systems Inc.	6,519,802	218,348	0.3%
	Leidos Holdings Inc.	3,513,946	181,636	0.2%
*	IAC/InterActiveCorp	1,694,965	174,988	0.2%
*	CommScope Holding Co. Inc.	4,484,023	170,527	0.2%
	Technology—Other †		7,801,248	10.2%
			8,775,605	11.4%

Telecommunications †			291,005	0.4%

12

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Utilities
Atmos Energy Corp.		2,466,633	204,607	0.3%
UGI Corp.		4,032,068	195,192	0.2%
Westar Energy Inc. Class A		3,316,447	175,838	0.2%
Utilities—Other †			2,310,809	3.0%
			2,886,446	3.7%
Total Common Stocks (Cost $58,284,968)			76,246,125	99.2%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.181%	18,376,784	1,838,046	2.4%

5U. S. Government and Agency Obligations †			28,320	0.0%
Total Temporary Cash Investments (Cost $1,866,150)			1,866,366	2.4%[2]
[6]Total Investments (Cost $60,151,118)			78,112,491	101.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,946
Receivables for Investment Securities Sold			13,918
Receivables for Accrued Income			112,487
Receivables for Capital Shares Issued			100,422
Other Assets			6,899
Total Other Assets			238,672	0.3%
Liabilities
Payables for Investment Securities Purchased			(68,911)
Collateral for Securities on Loan			(1,245,658)
Payables for Capital Shares Redeemed			(103,232)
Payables to Vanguard			(32,742)
Other Liabilities			(13,442)
Total Liabilities			(1,463,985)	(1.9%)
Net Assets			76,887,178	100.0%

At June 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				61,121,655
Undistributed Net Investment Income				46,840
Accumulated Net Realized Losses				(2,243,195)
Unrealized Appreciation (Depreciation)
Investment Securities				17,961,373
Futures Contracts				(2,995)
Swap Contracts				3,500
Net Assets				76,887,178

13

Small-Cap Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 68,907,529 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,476,586
Net Asset Value Per Share—Investor Shares	$64.97

ETF Shares—Net Assets
Applicable to 137,608,505 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,661,727
Net Asset Value Per Share—ETF Shares	$135.61

Admiral Shares—Net Assets
Applicable to 471,243,221 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	30,623,943
Net Asset Value Per Share—Admiral Shares	$64.99

Institutional Shares—Net Assets
Applicable to 220,240,304 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,311,873
Net Asset Value Per Share—Institutional Shares	$64.98

Institutional Plus Shares—Net Assets
Applicable to 46,985,902 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,813,049
Net Asset Value Per Share—Institutional Plus Shares	$187.57

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 1.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $1,245,658,000 of collateral received for securities on loan.
5 Securities with a value of $25,624,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $1,179,748,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2017
($000)
Investment Income
Income
Dividends	460,045
Interest[1]	2,338
Securities Lending—Net	20,914
Total Income	483,297
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,209
Management and Administrative—Investor Shares	3,375
Management and Administrative—ETF Shares	2,423
Management and Administrative—Admiral Shares	5,631
Management and Administrative—Institutional Shares	2,478
Management and Administrative—Institutional Plus Shares	1,150
Marketing and Distribution—Investor Shares	373
Marketing and Distribution—ETF Shares	498
Marketing and Distribution—Admiral Shares	1,288
Marketing and Distribution—Institutional Shares	166
Marketing and Distribution—Institutional Plus Shares	44
Custodian Fees	957
Shareholders’ Reports—Investor Shares	136
Shareholders’ Reports—ETF Shares	1,456
Shareholders’ Reports—Admiral Shares	375
Shareholders’ Reports—Institutional Shares	78
Shareholders’ Reports—Institutional Plus Shares	66
Trustees’ Fees and Expenses	25
Total Expenses	22,728
Net Investment Income	460,569
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,472,015
Futures Contracts	15,199
Swap Contracts	(5,857)
Realized Net Gain (Loss)	1,481,357
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,159,982
Futures Contracts	2,186
Swap Contracts	4,021
Change in Unrealized Appreciation (Depreciation)	2,166,189
Net Increase (Decrease) in Net Assets Resulting from Operations	4,108,115

1 Interest income and realized net gain (loss) from affiliated companies of the fund were $2,207,000 and $23,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	460,569	980,349
Realized Net Gain (Loss)	1,481,357	1,377,249
Change in Unrealized Appreciation (Depreciation)	2,166,189	7,968,527
Net Increase (Decrease) in Net Assets Resulting from Operations	4,108,115	10,326,125
Distributions
Net Investment Income
Investor Shares	(20,257)	(62,250)
ETF Shares	(93,383)	(227,380)
Admiral Shares	(153,777)	(399,294)
Institutional Shares	(72,214)	(189,498)
Institutional Plus Shares	(44,993)	(120,494)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(384,624)	(998,916)
Capital Share Transactions
Investor Shares	(151,065)	(288,011)
ETF Shares	1,618,359	2,612,289
Admiral Shares	1,364,381	2,568,322
Institutional Shares	589,788	1,232,054
Institutional Plus Shares	300,595	52,625
Net Increase (Decrease) from Capital Share Transactions	3,722,058	6,177,279
Total Increase (Decrease)	7,445,549	15,504,488
Net Assets
Beginning of Period	69,441,629	53,937,141
End of Period[1]	76,887,178	69,441,629

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $46,840,000 and ($23,248,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$61.75	$53.03	$55.86	$52.69	$38.74	$33.38
Investment Operations
Net Investment Income	.354	.843	.727	.730	.609	.659
Net Realized and Unrealized Gain (Loss)
on Investments	3.155	8.734	(2.840)	3.148	13.958	5.363
Total from Investment Operations	3.509	9.577	(2.113)	3.878	14.567	6.022
Distributions
Dividends from Net Investment Income	(.289)	(.857)	(.717)	(.708)	(.617)	(.662)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.289)	(.857)	(.717)	(.708)	(.617)	(.662)
Net Asset Value, End of Period	$64.97	$61.75	$53.03	$55.86	$52.69	$38.74

Total Return[1]	5.70%	18.17%	-3.78%	7.37%	37.62%	18.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,477	$4,401	$4,058	$4,606	$5,041	$3,813
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.26%	1.55%	1.33%	1.40%	1.39%	1.82%
Portfolio Turnover Rate[2]	15%	14%	11%	10%	29%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$128.90	$110.71	$116.61	$110.02	$80.89	$69.70
Investment Operations
Net Investment Income	.824	1.899	1.668	1.707	1.424	1.500
Net Realized and Unrealized Gain (Loss)
on Investments	6.573	18.221	(5.931)	6.556	29.145	11.194
Total from Investment Operations	7.397	20.120	(4.263)	8.263	30.569	12.694
Distributions
Dividends from Net Investment Income	(.687)	(1.930)	(1.637)	(1.673)	(1.439)	(1.504)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.687)	(1.930)	(1.637)	(1.673)	(1.439)	(1.504)
Net Asset Value, End of Period	$135.61	$128.90	$110.71	$116.61	$110.02	$80.89

Total Return	5.75%	18.31%	-3.65%	7.51%	37.80%	18.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,662	$16,153	$11,478	$9,833	$8,217	$4,691
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.67%	1.45%	1.54%	1.54%	1.96%
Portfolio Turnover Rate[1]	15%	14%	11%	10%	29%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$61.77	$53.05	$55.87	$52.72	$38.76	$33.39
Investment Operations
Net Investment Income	.394	.910	.797	.817	.681	.717
Net Realized and Unrealized Gain (Loss)
on Investments	3.155	8.733	(2.833)	3.133	13.968	5.372
Total from Investment Operations	3.549	9.643	(2.036)	3.950	14.649	6.089
Distributions
Dividends from Net Investment Income	(.329)	(.923)	(.784)	(.800)	(.689)	(.719)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.329)	(.923)	(.784)	(.800)	(.689)	(.719)
Net Asset Value, End of Period	$64.99	$61.77	$53.05	$55.87	$52.72	$38.76

Total Return[1]	5.76%	18.30%	-3.64%	7.50%	37.81%	18.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,624	$27,778	$21,441	$20,034	$10,126	$6,541
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.67%	1.45%	1.54%	1.54%	1.96%
Portfolio Turnover Rate[2]	15%	14%	11%	10%	29%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$61.77	$53.05	$55.87	$52.71	$38.76	$33.39
Investment Operations
Net Investment Income	.397	.915	.803	.821	.686	.724
Net Realized and Unrealized Gain (Loss)
on Investments	3.145	8.734	(2.834)	3.144	13.957	5.372
Total from Investment Operations	3.542	9.649	(2.031)	3.965	14.643	6.096
Distributions
Dividends from Net Investment Income	(.332)	(.929)	(.789)	(.805)	(.693)	(.726)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.332)	(.929)	(.789)	(.805)	(.693)	(.726)
Net Asset Value, End of Period	$64.98	$61.77	$53.05	$55.87	$52.71	$38.76

Total Return	5.75%	18.32%	-3.63%	7.53%	37.80%	18.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,312	$13,030	$10,036	$9,975	$9,185	$5,955
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.68%	1.46%	1.55%	1.55%	1.98%
Portfolio Turnover Rate[1]	15%	14%	11%	10%	29%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$178.28	$153.11	$161.27	$152.16	$111.87	$96.37
Investment Operations
Net Investment Income	1.156	2.660	2.353	2.405	2.007	2.114
Net Realized and Unrealized Gain (Loss)
on Investments	9.099	25.213	(8.203)	9.062	40.311	15.506
Total from Investment Operations	10.255	27.873	(5.850)	11.467	42.318	17.620
Distributions
Dividends from Net Investment Income	(.965)	(2.703)	(2.310)	(2.357)	(2.028)	(2.120)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.965)	(2.703)	(2.310)	(2.357)	(2.028)	(2.120)
Net Asset Value, End of Period	$187.57	$178.28	$153.11	$161.27	$152.16	$111.87

Total Return	5.77%	18.33%	-3.62%	7.55%	37.85%	18.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,813	$8,080	$6,925	$6,024	$4,323	$2,435
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.40%	1.69%	1.48%	1.57%	1.57%	2.00%
Portfolio Turnover Rate[1]	15%	14%	11%	10%	29%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

22

Small-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more

23

Small-Cap Index Fund

or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

24

Small-Cap Index Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $4,946,000, representing 0.01% of the fund’s net assets and 1.98% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	76,239,508	—	6,617
Temporary Cash Investments	1,838,046	28,320	—
Futures Contracts—Assets[1]	209	—	—
Futures Contracts—Liabilities[1]	(866)	—	—
Swap Contracts—Assets	—	3,810	—
Swap Contracts—Liabilities	—	(310)	—
Total	78,076,897	31,820	6,617
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini S&P Mid-Cap 400 Index	September 2017	1,675	292,472	(1,712)
E-mini Russell 2000 Index	September 2017	3,845	271,899	(1,283)
				(2,995)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

25

Small-Cap Index Fund

At June 30, 2017, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/17	GSCM	9,159	(1.612%)	639
Gaming and Leisure
Properties Inc.	9/21/17	GSI	11,610	(1.776%)	(310)
Gaming and Leisure
Properties Inc.	9/21/17	GSI	6,580	(0.550%)	12
SLM Corp.	8/22/17	GSI	37,418	(1.612%)	3,159
					3,500
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At June 30, 2017, a counterparty had deposited in a segregated account cash of $3,150,000 in connection with open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $1,281,025,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $2,454,536,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $1,508,379,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $60,158,598,000. Net unrealized appreciation of investment securities for tax purposes was $17,953,893,000, consisting of unrealized gains of $21,922,697,000 on securities that had risen in value since their purchase and $3,968,804,000 in unrealized losses on securities that had fallen in value since their purchase.

26

Small-Cap Index Fund

F. During the six months ended June 30, 2017, the fund purchased $11,223,275,000 of investment securities and sold $7,627,645,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,724,570,000 and $2,214,607,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

		June 30, 2017	December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	411,101	6,456	654,942	11,797
Issued in Lieu of Cash Distributions	19,284	305	59,371	1,025
Redeemed	(581,450)	(9,123)	(1,002,324)	(18,063)
Net Increase (Decrease)—Investor Shares	(151,065)	(2,362)	(288,011)	(5,241)
ETF Shares
Issued	3,866,817	29,070	5,724,040	48,032
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,248,458)	(16,775)	(3,111,751)	(26,400)
Net Increase (Decrease)—ETF Shares	1,618,359	12,295	2,612,289	21,632
Admiral Shares
Issued	3,694,397	58,031	5,993,757	107,648
Issued in Lieu of Cash Distributions	138,831	2,191	360,518	6,212
Redeemed	(2,468,847)	(38,700)	(3,785,953)	(68,327)
Net Increase (Decrease)—Admiral Shares	1,364,381	21,522	2,568,322	45,533
Institutional Shares
Issued	1,818,427	28,571	2,898,327	51,533
Issued in Lieu of Cash Distributions	69,029	1,089	180,076	3,099
Redeemed	(1,297,668)	(20,378)	(1,846,349)	(32,869)
Net Increase (Decrease)—Institutional Shares	589,788	9,282	1,232,054	21,763
Institutional Plus Shares
Issued	726,680	3,969	720,960	4,425
Issued in Lieu of Cash Distributions	43,822	240	117,213	701
Redeemed	(469,907)	(2,545)	(785,548)	(5,029)
Net Increase (Decrease)—Institutional Plus Shares	300,595	1,664	52,625	97

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

27

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISGX	VBK	VSGAX	VSGIX
Expense Ratio[1]	0.19%	0.07%	0.07%	0.06%
30-Day SEC Yield	0.79%	0.91%	0.91%	0.92%

Portfolio Characteristics
		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	683	654	3,800
Median Market Cap	$4.1B	$4.1B	$59.8B
Price/Earnings Ratio	27.9x	27.9x	21.2x
Price/Book Ratio	3.3x	3.3x	2.9x
Return on Equity	6.4%	6.4%	16.3%
Earnings Growth Rate	16.3%	16.2%	10.0%
Dividend Yield	0.9%	0.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	20%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.2%	2.2%	2.6%
Consumer Goods	7.5	7.5	9.7
Consumer Services	13.3	13.3	13.1
Financials	20.6	20.7	20.4
Health Care	15.4	15.3	13.1
Industrials	19.7	19.7	12.9
Oil & Gas	4.3	4.3	5.5
Technology	16.4	16.4	17.5
Telecommunications	0.3	0.3	2.0
Utilities	0.3	0.3	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.82
Beta	1.00	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
CBOE Holdings Inc.	Investment Services	0.7%
Cadence Design
Systems Inc.	Software	0.6
Diamondback Energy	Exploration &
Inc.	Production	0.6
CoStar Group Inc.	Business Support
	Services	0.6
AO Smith Corp.	Building Materials &
	Fixtures	0.6
Vail Resorts Inc.	Hotels	0.5
Jack Henry & Associates Financial
Inc.	Administration	0.5
Zillow Group Inc.	Real Estate Services	0.5
Take-Two Interactive
Software Inc.	Toys	0.5
IAC/InterActiveCorp	Internet	0.5
Top Ten		5.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for
Admiral Shares, and 0.06% for Institutional Shares.

28

Small-Cap Growth Index Fund

Investment Focus

29

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	18.91%	12.76%	7.76%
ETF Shares	1/26/2004
Market Price		18.99	12.91	7.89
Net Asset Value		19.04	12.91	7.90
Admiral Shares	9/27/2011	19.03	12.91	14.40[1]
Institutional Shares	5/24/2000	19.04	12.92	7.92
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

30

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		411,785	2.2%

Consumer Goods
* Take-Two Interactive Software Inc.	1,321,513	96,973	0.5%
* Middleby Corp.	732,201	88,970	0.5%
Toll Brothers Inc.	1,965,994	77,676	0.4%
Consumer Goods—Other †		1,175,239	6.1%
		1,438,858	7.5%
Consumer Services
Vail Resorts Inc.	508,850	103,210	0.5%
* VCA Inc.	982,607	90,704	0.5%
* Panera Bread Co. Class A	271,577	85,449	0.5%
* Burlington Stores Inc.	894,214	82,259	0.4%
* Copart Inc.	2,484,857	78,994	0.4%
Consumer Services—Other †		2,086,746	10.9%
		2,527,362	13.2%
Financials
CBOE Holdings Inc.	1,425,929	130,330	0.7%
* Signature Bank	660,281	94,770	0.5%
Kilroy Realty Corp.	1,250,831	94,000	0.5%
Colony NorthStar Inc. Class A	6,657,309	93,801	0.5%
Gaming and Leisure Properties Inc.	2,435,915	91,761	0.5%
MarketAxess Holdings Inc.	453,749	91,249	0.5%
Equity LifeStyle Properties Inc.	1,049,965	90,654	0.5%
American Campus Communities Inc.	1,706,371	80,711	0.4%
Sun Communities Inc.	897,049	78,662	0.4%
Lamar Advertising Co. Class A	1,062,646	78,179	0.4%

31

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Healthcare Trust of America Inc. Class A	2,435,192	75,759	0.4%
	Bank of the Ozarks	1,549,994	72,648	0.4%
	Financials—Other †		2,859,998	14.9%
			3,932,522	20.6%
Health Care
*	Exelixis Inc.	3,715,992	91,525	0.5%
	West Pharmaceutical Services Inc.	936,138	88,484	0.5%
*	Alnylam Pharmaceuticals Inc.	1,044,520	83,311	0.4%
*	Bioverativ Inc.	1,376,548	82,827	0.4%
*	DexCom Inc.	1,098,898	80,384	0.4%
*,^	Ionis Pharmaceuticals Inc.	1,576,747	80,209	0.4%
*	ABIOMED Inc.	526,460	75,442	0.4%
*	MEDNAX Inc.	1,183,869	71,470	0.4%
	Health Care—Other †		2,273,314	11.9%
			2,926,966	15.3%
Industrials
*	CoStar Group Inc.	416,775	109,862	0.6%
	AO Smith Corp.	1,869,409	105,304	0.6%
	Jack Henry & Associates Inc.	988,236	102,648	0.5%
	Lennox International Inc.	515,966	94,752	0.5%
*	Berry Global Group Inc.	1,648,099	93,958	0.5%
*	XPO Logistics Inc.	1,421,671	91,883	0.5%
	Toro Co.	1,300,721	90,127	0.5%
	Cognex Corp.	1,047,608	88,942	0.5%
	Old Dominion Freight Line Inc.	839,394	79,944	0.4%
*	HD Supply Holdings Inc.	2,567,421	78,640	0.4%
	Graco Inc.	707,035	77,265	0.4%
	Nordson Corp.	622,515	75,523	0.4%
	Industrials—Other †		2,661,644	13.8%
			3,750,492	19.6%
Oil & Gas
*	Diamondback Energy Inc.	1,248,890	110,914	0.6%
*	Parsley Energy Inc. Class A	2,980,237	82,702	0.4%
*	Newfield Exploration Co.	2,535,249	72,153	0.4%
	Oil & Gas—Other †		561,603	2.9%
			827,372	4.3%

[1]Other †			4,002	0.0%

Technology
*	Cadence Design Systems Inc.	3,558,277	119,167	0.6%
*	IAC/InterActiveCorp	927,763	95,782	0.5%
	SS&C Technologies Holdings Inc.	2,206,890	84,767	0.5%
*	PTC Inc.	1,470,270	81,041	0.4%
*	Tyler Technologies Inc.	448,418	78,774	0.4%
*	Ultimate Software Group Inc.	359,281	75,471	0.4%
*	Veeva Systems Inc. Class A	1,230,407	75,436	0.4%
	Technology—Other †		2,517,588	13.2%
			3,128,026	16.4%

Telecommunications †			57,790	0.3%

32

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Utilities †			50,904	0.3%
Total Common Stocks (Cost $14,458,677)			19,056,079	99.7%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.181%	4,052,800	405,361	2.1%

5U. S. Government and Agency Obligations †			6,386	0.1%
Total Temporary Cash Investments (Cost $411,690)			411,747	2.2%[2]
Total Investments (Cost $14,870,367)			19,467,826	101.9%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,231
Receivables for Accrued Income			21,996
Receivables for Capital Shares Issued			10,519
Total Other Assets			33,746	0.2%
Liabilities
Payables for Investment Securities Purchased			(12,617)
Collateral for Securities on Loan			(355,741)
Payables for Capital Shares Redeemed			(12,853)
Payables to Vanguard			(9,860)
Other Liabilities			(4,251)
Total Liabilities			(395,322)	(2.1%)
Net Assets			19,106,250	100.0%

At June 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				16,096,425
Overdistributed Net Investment Income				(11,482)
Accumulated Net Realized Losses				(1,575,848)
Unrealized Appreciation (Depreciation)
Investment Securities				4,597,459
Futures Contracts				(304)
Net Assets				19,106,250

Investor Shares—Net Assets
Applicable to 45,309,891 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,858,965
Net Asset Value Per Share—Investor Shares				$41.03

33

Small-Cap Growth Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 42,298,157 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,169,194
Net Asset Value Per Share—ETF Shares	$145.85

Admiral Shares—Net Assets
Applicable to 149,776,767 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,681,606
Net Asset Value Per Share—Admiral Shares	$51.29

Institutional Shares—Net Assets
Applicable to 82,693,195 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,396,485
Net Asset Value Per Share—Institutional Shares	$41.07

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $338,555,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $355,741,000 of collateral received for securities on loan.
5 Securities with a value of $2,594,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2017
($000)
Investment Income
Income
Dividends	66,493
Interest[1]	250
Securities Lending—Net	7,450
Total Income	74,193
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,342
Management and Administrative—Investor Shares	1,329
Management and Administrative—ETF Shares	1,065
Management and Administrative—Admiral Shares	1,482
Management and Administrative—Institutional Shares	618
Marketing and Distribution—Investor Shares	157
Marketing and Distribution—ETF Shares	162
Marketing and Distribution—Admiral Shares	296
Marketing and Distribution—Institutional Shares	38
Custodian Fees	206
Shareholders’ Reports—Investor Shares	104
Shareholders’ Reports—ETF Shares	323
Shareholders’ Reports—Admiral Shares	124
Shareholders’ Reports—Institutional Shares	28
Trustees’ Fees and Expenses	6
Total Expenses	7,280
Net Investment Income	66,913
Realized Net Gain (Loss)
Investment Securities Sold[1]	361,049
Futures Contracts	898
Realized Net Gain (Loss)	361,947
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,291,738
Futures Contracts	(90)
Change in Unrealized Appreciation (Depreciation)	1,291,648
Net Increase (Decrease) in Net Assets Resulting from Operations	1,720,508

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $205,000 and $5,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,913	174,178
Realized Net Gain (Loss)	361,947	233,693
Change in Unrealized Appreciation (Depreciation)	1,291,648	1,141,822
Net Increase (Decrease) in Net Assets Resulting from Operations	1,720,508	1,549,693
Distributions
Net Investment Income
Investor Shares	(6,095)	(18,600)
ETF Shares	(23,501)	(54,924)
Admiral Shares	(28,303)	(70,685)
Institutional Shares	(12,710)	(33,048)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(70,609)	(177,257)
Capital Share Transactions
Investor Shares	(160,525)	(296,130)
ETF Shares	307,230	515,234
Admiral Shares	378,705	153,535
Institutional Shares	136,837	(85,285)
Net Increase (Decrease) from Capital Share Transactions	662,247	287,354
Total Increase (Decrease)	2,312,146	1,659,790
Net Assets
Beginning of Period	16,794,104	15,134,314
End of Period[1]	19,106,250	16,794,104

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,482,000) and ($7,786,000).

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$37.43	$34.18	$35.40	$34.37	$25.03	$21.49
Investment Operations
Net Investment Income	.122	.355	.292	.303	.168	.223
Net Realized and Unrealized Gain (Loss)
on Investments	3.609	3.257	(1.225)	1.029	9.336	3.541
Total from Investment Operations	3.731	3.612	(.933)	1.332	9.504	3.764
Distributions
Dividends from Net Investment Income	(.131)	(.362)	(.287)	(.302)	(.164)	(.224)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.131)	(.362)	(.287)	(.302)	(.164)	(.224)
Net Asset Value, End of Period	$41.03	$37.43	$34.18	$35.40	$34.37	$25.03

Total Return[1]	9.98%	10.61%	-2.64%	3.88%	37.98%	17.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,859	$1,850	$1,986	$2,326	$2,859	$2,649
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.78%	1.03%	0.82%	0.87%	0.63%	0.97%
Portfolio Turnover Rate[2]	20%	27%	23%	26%	50%	37%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$133.07	$121.53	$125.88	$122.23	$89.03	$76.45
Investment Operations
Net Investment Income	.522	1.416	1.202	1.277	.802	.925
Net Realized and Unrealized Gain (Loss)
on Investments	12.807	11.563	(4.362)	3.643	33.188	12.578
Total from Investment Operations	13.329	12.979	(3.160)	4.920	33.990	13.503
Distributions
Dividends from Net Investment Income	(.549)	(1.439)	(1.190)	(1.270)	(.790)	(.923)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.549)	(1.439)	(1.190)	(1.270)	(.790)	(.923)
Net Asset Value, End of Period	$145.85	$133.07	$121.53	$125.88	$122.23	$89.03

Total Return	10.03%	10.74%	-2.51%	4.02%	38.18%	17.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,169	$5,328	$4,422	$3,900	$3,637	$2,209
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.90%	1.15%	0.94%	1.01%	0.78%	1.11%
Portfolio Turnover Rate[1]	20%	27%	23%	26%	50%	37%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$46.79	$42.73	$44.26	$42.98	$31.30	$26.88
Investment Operations
Net Investment Income	.184	.496	.421	.449	.284	.326
Net Realized and Unrealized Gain (Loss)
on Investments	4.508	4.069	(1.534)	1.277	11.676	4.420
Total from Investment Operations	4.692	4.565	(1.113)	1.726	11.960	4.746
Distributions
Dividends from Net Investment Income	(.192)	(.505)	(.417)	(.446)	(.280)	(.326)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.192)	(.505)	(.417)	(.446)	(.280)	(.326)
Net Asset Value, End of Period	$51.29	$46.79	$42.73	$44.26	$42.98	$31.30

Total Return[1]	10.04%	10.73%	-2.52%	4.02%	38.22%	17.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,682	$6,648	$5,933	$5,434	$4,881	$2,539
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.90%	1.15%	0.94%	1.01%	0.78%	1.11%
Portfolio Turnover Rate[2]	20%	27%	23%	26%	50%	37%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$37.47	$34.22	$35.45	$34.42	$25.07	$21.53
Investment Operations
Net Investment Income	.149	.401	.341	.362	.229	.265
Net Realized and Unrealized Gain (Loss)
on Investments	3.607	3.257	(1.234)	1.028	9.346	3.540
Total from Investment Operations	3.756	3.658	(.893)	1.390	9.575	3.805
Distributions
Dividends from Net Investment Income	(.156)	(.408)	(.337)	(.360)	(.225)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.156)	(.408)	(.337)	(.360)	(.225)	(.265)
Net Asset Value, End of Period	$41.07	$37.47	$34.22	$35.45	$34.42	$25.07

Total Return	10.04%	10.74%	-2.52%	4.04%	38.20%	17.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,396	$2,969	$2,793	$3,685	$3,823	$2,302
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.91%	1.16%	0.95%	1.02%	0.79%	1.13%
Portfolio Turnover Rate[1]	20%	27%	23%	26%	50%	37%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

41

Small-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

42

Small-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,231,000, representing 0.01% of the fund’s net assets and 0.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,052,077	—	4,002
Temporary Cash Investments	405,361	6,386	—
Futures Contracts—Liabilities[1]	(130)	—	—
Total	19,457,308	6,386	4,002
1 Represents variation margin on the last day of the reporting period.

43

Small-Cap Growth Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2017	700	49,501	(304)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $475,607,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $1,462,399,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 may be used to offset future net capital gains through December 31, 2017, and $261,118,000 through December 31, 2018. Capital losses of $958,199,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $14,870,367,000. Net unrealized appreciation of investment securities for tax purposes was $4,597,459,000, consisting of unrealized gains of $5,517,357,000 on securities that had risen in value since their purchase and $919,898,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $3,404,438,000 of investment securities and sold $2,725,284,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,055,273,000 and $924,808,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six

44

Small-Cap Growth Index Fund

months ended June 30, 2017, such purchases and sales were $232,111,000 and $615,996,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2017	December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	181,268	4,599	292,382	8,461
Issued in Lieu of Cash Distributions	5,732	145	17,459	484
Redeemed	(347,525)	(8,851)	(605,971)	(17,626)
Net Increase (Decrease)—Investor Shares	(160,525)	(4,107)	(296,130)	(8,681)
ETF Shares
Issued	1,236,547	8,862	1,959,994	15,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(929,317)	(6,600)	(1,444,760)	(11,700)
Net Increase (Decrease)—ETF Shares	307,230	2,262	515,234	3,647
Admiral Shares
Issued	918,876	18,620	1,300,181	30,042
Issued in Lieu of Cash Distributions	26,166	529	65,555	1,452
Redeemed	(566,337)	(11,452)	(1,212,201)	(28,261)
Net Increase (Decrease)—Admiral Shares	378,705	7,697	153,535	3,233
Institutional Shares
Issued	372,744	9,434	679,966	19,542
Issued in Lieu of Cash Distributions	12,109	306	31,452	871
Redeemed	(248,016)	(6,271)	(796,703)	(22,798)
Net Increase (Decrease)—Institutional Shares	136,837	3,469	(85,285)	(2,385)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

45

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VISVX	VBR	VSIAX	VSIIX
Expense Ratio[1]	0.19%	0.07%	0.07%	0.06%
30-Day SEC Yield	1.74%	1.86%	1.86%	1.87%

Portfolio Characteristics
		CRSP US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	846	840	3,800
Median Market Cap	$3.6B	$3.6B	$59.8B
Price/Earnings Ratio	16.3x	16.3x	21.2x
Price/Book Ratio	1.8x	1.8x	2.9x
Return on Equity	11.9%	11.9%	16.3%
Earnings Growth Rate	7.7%	7.7%	10.0%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	20%	—	—
Short-Term Reserves	0.5%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	6.1%	6.1%	2.6%
Consumer Goods	7.2	7.2	9.7
Consumer Services	10.7	10.7	13.1
Financials	31.0	31.1	20.4
Health Care	6.2	6.2	13.1
Industrials	20.1	20.1	12.9
Oil & Gas	4.1	4.1	5.5
Technology	7.4	7.4	17.5
Telecommunications	0.5	0.4	2.0
Utilities	6.7	6.7	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Small Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.79
Beta	1.00	1.14
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
CDW Corp.	Computer Services	0.5%
Teleflex Inc.	Medical Supplies	0.5
Atmos Energy Corp.	Gas Distribution	0.5
IDEX Corp.	Industrial Machinery	0.5
East West Bancorp Inc.	Banks	0.5
UGI Corp.	Gas Distribution	0.5
Steel Dynamics Inc.	Iron & Steel	0.5
WellCare Health Plans	Health Care
Inc.	Providers	0.4
Leidos Holdings Inc.	Computer Services	0.4
Allegion plc	Electrical
	Components &
	Equipment	0.4
Top Ten		4.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for
Admiral Shares, and 0.06% for Institutional Shares.

46

Small-Cap Value Index Fund

Investment Focus

47

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	19.00%	14.85%	7.35%
ETF Shares	1/26/2004
Market Price		19.10	15.00	7.48
Net Asset Value		19.13	15.00	7.50
Admiral Shares	9/27/2011	19.15	15.01	16.47[1]
Institutional Shares	12/7/1999	19.12	15.01	7.53
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

48

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Steel Dynamics Inc.	3,449,324	123,520	0.5%
RPM International Inc.	2,008,288	109,552	0.4%
Chemours Co.	2,770,155	105,044	0.4%
Huntsman Corp.	3,063,988	79,174	0.3%
Basic Materials—Other †		1,224,507	4.5%
		1,641,797	6.1%
Consumer Goods
Pinnacle Foods Inc.	1,784,292	105,987	0.4%
Leggett & Platt Inc.	1,989,283	104,497	0.4%
Thor Industries Inc.	751,465	78,543	0.3%
Consumer Goods—Other †		1,626,230	6.0%
		1,915,257	7.1%
Consumer Services
* JetBlue Airways Corp.	5,016,322	114,523	0.4%
Service Corp. International	2,686,028	89,848	0.3%
KAR Auction Services Inc.	2,062,704	86,572	0.3%
Consumer Services—Other †		2,563,269	9.6%
		2,854,212	10.6%
Financials
East West Bancorp Inc.	2,171,895	127,230	0.5%
American Financial Group Inc.	1,054,180	104,754	0.4%
Apartment Investment & Management Co.	2,361,090	101,456	0.4%
Liberty Property Trust	2,213,877	90,127	0.3%
National Retail Properties Inc.	2,243,077	87,704	0.3%
Starwood Property Trust Inc.	3,914,363	87,643	0.3%
RenaissanceRe Holdings Ltd.	611,000	84,960	0.3%
* Janus Henderson Group plc	2,520,851	83,465	0.3%
Cullen/Frost Bankers Inc.	864,435	81,179	0.3%
EPR Properties	1,107,652	79,607	0.3%

49

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Commerce Bancshares Inc.	1,373,606	78,062	0.3%
Highwoods Properties Inc.	1,534,673	77,823	0.3%
Eaton Vance Corp.	1,640,190	77,614	0.3%
Financials—Other †		7,134,233	26.6%
		8,295,857	30.9%
Health Care
Teleflex Inc.	676,077	140,462	0.5%
* WellCare Health Plans Inc.	668,918	120,111	0.5%
* United Therapeutics Corp.	677,765	87,926	0.3%
Hill-Rom Holdings Inc.	989,314	78,759	0.3%
Health Care—Other †		1,240,094	4.6%
		1,667,352	6.2%
Industrials
IDEX Corp.	1,147,141	129,638	0.5%
Allegion plc	1,432,540	116,208	0.4%
PerkinElmer Inc.	1,654,377	112,729	0.4%
Spirit AeroSystems Holdings Inc. Class A	1,813,702	105,086	0.4%
Carlisle Cos. Inc.	971,580	92,689	0.4%
Donaldson Co. Inc.	1,986,754	90,477	0.3%
Orbital ATK Inc.	868,243	85,400	0.3%
Lincoln Electric Holdings Inc.	889,426	81,907	0.3%
AptarGroup Inc.	937,639	81,443	0.3%
Packaging Corp. of America	707,431	78,801	0.3%
Industrials—Other †		4,417,607	16.5%
		5,391,985	20.1%

Oil & Gas †		1,095,956	4.1%

[1]Other †		3,281	0.0%

Technology
CDW Corp.	2,361,052	147,637	0.6%
Leidos Holdings Inc.	2,270,442	117,359	0.4%
* CommScope Holding Co. Inc.	2,899,981	110,286	0.4%
Teradyne Inc.	2,991,854	89,845	0.3%
* ON Semiconductor Corp.	6,327,191	88,834	0.3%
* Microsemi Corp.	1,736,998	81,292	0.3%
CSRA Inc.	2,449,710	77,778	0.3%
Technology—Other †		1,269,006	4.8%
		1,982,037	7.4%

Telecommunications †		118,800	0.4%

Utilities
Atmos Energy Corp.	1,582,553	131,273	0.5%
UGI Corp.	2,602,326	125,979	0.5%
Westar Energy Inc. Class A	2,136,222	113,262	0.4%
Great Plains Energy Inc.	3,242,210	94,932	0.3%
Aqua America Inc.	2,671,036	88,945	0.3%
NRG Energy Inc.	4,517,025	77,783	0.3%
Utilities—Other †		1,172,696	4.4%
		1,804,870	6.7%
Total Common Stocks (Cost $22,097,799)		26,771,404	99.6%[2]

50

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.181%	3,729,707	373,046	1.4%

5U. S. Government and Agency Obligations †			6,284	0.0%
Total Temporary Cash Investments (Cost $379,287)			379,330	1.4%[2]
[6]Total Investments (Cost $22,477,086)			27,150,734	101.0%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,725
Receivables for Investment Securities Sold			5,226
Receivables for Accrued Income			46,450
Receivables for Capital Shares Issued			19,896
Other Assets			8,227
Total Other Assets			81,524	0.3%
Liabilities
Payables for Investment Securities Purchased			(58,922)
Collateral for Securities on Loan			(236,562)
Payables for Capital Shares Redeemed			(12,497)
Payables for Distributions			(38,475)
Payables to Vanguard			(11,898)
Other Liabilities			(213)
Total Liabilities			(358,567)	(1.3%)
Net Assets			26,873,691	100.0%

At June 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				23,434,866
Undistributed Net Investment Income				12,969
Accumulated Net Realized Losses				(1,249,663)
Unrealized Appreciation (Depreciation)
Investment Securities				4,673,648
Futures Contracts				(368)
Swap Contracts				2,239
Net Assets				26,873,691

Investor Shares—Net Assets
Applicable to 72,438,392 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,135,672
Net Asset Value Per Share—Investor Shares				$29.48

51

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 91,707,236 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,276,657
Net Asset Value Per Share—ETF Shares	$122.96

Admiral Shares—Net Assets
Applicable to 193,443,212 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,220,680
Net Asset Value Per Share—Admiral Shares	$52.84

Institutional Shares—Net Assets
Applicable to 109,731,056 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,240,682
Net Asset Value Per Share—Institutional Shares	$29.53

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
99.9% and 1.1%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $236,562,000 of collateral received for securities on loan.
5 Securities with a value of $3,889,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $220,730,000.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2017
($000)
Investment Income
Income
Dividends	223,583
Interest[1]	416
Securities Lending—Net	4,415
Total Income	228,414
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,473
Management and Administrative—Investor Shares	1,666
Management and Administrative—ETF Shares	2,197
Management and Administrative—Admiral Shares	2,258
Management and Administrative—Institutional Shares	632
Marketing and Distribution—Investor Shares	213
Marketing and Distribution—ETF Shares	344
Marketing and Distribution—Admiral Shares	452
Marketing and Distribution—Institutional Shares	41
Custodian Fees	420
Shareholders’ Reports—Investor Shares	91
Shareholders’ Reports—ETF Shares	546
Shareholders’ Reports—Admiral Shares	127
Shareholders’ Reports—Institutional Shares	32
Trustees’ Fees and Expenses	9
Total Expenses	10,501
Net Investment Income	217,913
Realized Net Gain (Loss)
Investment Securities Sold[1]	698,670
Futures Contracts	1,508
Swap Contracts	(3,558)
Realized Net Gain (Loss)	696,620
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(300,116)
Futures Contracts	602
Swap Contracts	2,470
Change in Unrealized Appreciation (Depreciation)	(297,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	617,489

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $403,000 and $21,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	217,913	399,440
Realized Net Gain (Loss)	696,620	705,795
Change in Unrealized Appreciation (Depreciation)	(297,044)	3,421,300
Net Increase (Decrease) in Net Assets Resulting from Operations	617,489	4,526,535
Distributions
Net Investment Income
Investor Shares	(14,589)	(38,162)
ETF Shares	(81,473)	(160,038)
Admiral Shares	(74,192)	(156,336)
Institutional Shares	(23,364)	(51,718)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(193,618)	(406,254)
Capital Share Transactions
Investor Shares	(258,057)	(26,492)
ETF Shares	1,057,979	2,792,764
Admiral Shares	592,299	1,391,975
Institutional Shares	307,283	19,318
Net Increase (Decrease) from Capital Share Transactions	1,699,504	4,177,565
Total Increase (Decrease)	2,123,375	8,297,846
Net Assets
Beginning of Period	24,750,316	16,452,470
End of Period[1]	26,873,691	24,750,316

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $12,969,000 and ($7,768,000).

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.00	$23.69	$25.34	$23.33	$17.40	$15.04
Investment Operations
Net Investment Income	.224	.477	.431	.425	.394	.428
Net Realized and Unrealized Gain (Loss)
on Investments	.453	5.315	(1.643)	1.995	5.936	2.364
Total from Investment Operations	.677	5.792	(1.212)	2.420	6.330	2.792
Distributions
Dividends from Net Investment Income	(.197)	(.482)	(.438)	(.410)	(.400)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.197)	(.482)	(.438)	(.410)	(.400)	(.432)
Net Asset Value, End of Period	$29.48	$29.00	$23.69	$25.34	$23.33	$17.40

Total Return[1]	2.35%	24.65%	-4.78%	10.39%	36.41%	18.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,136	$2,357	$1,972	$2,293	$2,375	$2,001
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.66%	1.96%	1.78%	1.84%	2.03%	2.66%
Portfolio Turnover Rate[2]	20%	18%	16%	12%	47%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$120.95	$98.81	$105.71	$97.32	$72.60	$62.73
Investment Operations
Net Investment Income	1.011	2.119	1.933	1.933	1.796	1.896
Net Realized and Unrealized Gain (Loss)
on Investments	1.896	22.159	(6.870)	8.326	24.742	9.877
Total from Investment Operations	2.907	24.278	(4.937)	10.259	26.538	11.773
Distributions
Dividends from Net Investment Income	(.897)	(2.138)	(1.963)	(1.869)	(1.818)	(1.903)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.897)	(2.138)	(1.963)	(1.869)	(1.818)	(1.903)
Net Asset Value, End of Period	$122.96	$120.95	$98.81	$105.71	$97.32	$72.60

Total Return	2.41%	24.80%	-4.67%	10.55%	36.57%	18.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,277	$10,042	$5,679	$4,874	$3,908	$2,281
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.78%	2.08%	1.90%	1.98%	2.18%	2.80%
Portfolio Turnover Rate[1]	20%	18%	16%	12%	47%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$51.97	$42.46	$45.42	$41.82	$31.20	$26.96
Investment Operations
Net Investment Income	.435	.911	.830	.831	.773	.814
Net Realized and Unrealized Gain (Loss)
on Investments	.821	9.518	(2.947)	3.573	10.629	4.245
Total from Investment Operations	1.256	10.429	(2.117)	4.404	11.402	5.059
Distributions
Dividends from Net Investment Income	(.386)	(.919)	(.843)	(.804)	(.782)	(.819)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.386)	(.919)	(.843)	(.804)	(.782)	(.819)
Net Asset Value, End of Period	$52.84	$51.97	$42.46	$45.42	$41.82	$31.20

Total Return[1]	2.43%	24.78%	-4.65%	10.55%	36.58%	18.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,221	$9,469	$6,467	$5,775	$4,371	$2,563
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.78%	2.08%	1.90%	1.98%	2.18%	2.80%
Portfolio Turnover Rate[2]	20%	18%	16%	12%	47%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$29.05	$23.73	$25.39	$23.37	$17.44	$15.07
Investment Operations
Net Investment Income	.245	.510	.465	.467	.434	.459
Net Realized and Unrealized Gain (Loss)
on Investments	.453	5.324	(1.652)	2.004	5.935	2.371
Total from Investment Operations	.698	5.834	(1.187)	2.471	6.369	2.830
Distributions
Dividends from Net Investment Income	(.218)	(.514)	(.473)	(.451)	(.439)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.218)	(.514)	(.473)	(.451)	(.439)	(.460)
Net Asset Value, End of Period	$29.53	$29.05	$23.73	$25.39	$23.37	$17.44

Total Return	2.42%	24.80%	-4.67%	10.59%	36.55%	18.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,241	$2,882	$2,334	$1,927	$1,699	$979
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.79%	2.09%	1.91%	1.99%	2.19%	2.82%
Portfolio Turnover Rate[1]	20%	18%	16%	12%	47%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

59

Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more

60

Small-Cap Value Index Fund

or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

61

Small-Cap Value Index Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,725,000, representing 0.01% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,771,404	—	—
Temporary Cash Investments	373,046	6,284	—
Futures Contracts—Liabilities[1]	(212)	—	—
Swap Contracts—Assets	—	2,239	—
Total	27,144,238	8,523	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2017	920	65,058	(368)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

62

Small-Cap Value Index Fund

At June 30, 2017, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/17	GSCM	5,949	(1.612%)	415
SLM Corp.	8/22/17	GSCM	21,603	(1.612%)	1,824
					2,239
GSCM—Goldman Sachs Capital Management.

At June 30, 2017, a counterparty had deposited in a segregated account cash of $1,440,000 in connection with open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $621,189,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $1,328,580,000 to offset future net capital gains. Of this amount, $876,582,000 is subject to expiration dates; $487,808,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $451,998,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $22,481,565,000. Net unrealized appreciation of investment securities for tax purposes was $4,669,169,000, consisting of unrealized gains of $5,936,969,000 on securities that had risen in value since their purchase and $1,267,800,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $5,640,403,000 of investment securities and sold $3,906,184,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,331,541,000 and $1,349,574,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

63

Small-Cap Value Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2017, such purchases and sales were $1,074,451,000 and $426,029,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	273,347	9,303	532,293	20,585
Issued in Lieu of Cash Distributions	13,756	474	35,750	1,344
Redeemed	(545,160)	(18,623)	(594,535)	(23,881)
Net Increase (Decrease)—Investor Shares	(258,057)	(8,846)	(26,492)	(1,952)
ETF Shares
Issued	2,434,537	19,875	4,897,606	44,777
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,376,558)	(11,200)	(2,104,842)	(19,225)
Net Increase (Decrease)—ETF Shares	1,057,979	8,675	2,792,764	25,552
Admiral Shares
Issued	1,680,545	31,902	2,512,864	54,695
Issued in Lieu of Cash Distributions	66,510	1,278	140,487	2,939
Redeemed	(1,154,756)	(21,942)	(1,261,376)	(27,751)
Net Increase (Decrease)—Admiral Shares	592,299	11,238	1,391,975	29,883
Institutional Shares
Issued	624,190	21,272	800,851	31,696
Issued in Lieu of Cash Distributions	21,549	741	47,233	1,780
Redeemed	(338,456)	(11,482)	(828,766)	(32,642)
Net Increase (Decrease)—Institutional Shares	307,283	10,531	19,318	834

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

64

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

65

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,056.95	$0.92
ETF Shares	1,000.00	1,057.54	0.31
Admiral Shares	1,000.00	1,057.60	0.31
Institutional Shares	1,000.00	1,057.49	0.26
Institutional Plus Shares	1,000.00	1,057.67	0.20
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,099.82	$0.99
ETF Shares	1,000.00	1,100.31	0.36
Admiral Shares	1,000.00	1,100.43	0.36
Institutional Shares	1,000.00	1,100.40	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.46	$0.95
ETF Shares	1,000.00	1,024.12	0.35
Admiral Shares	1,000.00	1,024.29	0.35
Institutional Shares	1,000.00	1,024.15	0.30

66

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2016	6/30/2017	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for
Institutional Shares, and 0.04% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for
ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor
Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses
Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

67

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

68

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

69

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

70

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

71

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082017

Semiannual Report | June 30, 2017

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
Extended Market Index Fund.	8
Mid-Cap Index Fund.	30
Mid-Cap Growth Index Fund.	51
Mid-Cap Value Index Fund.	67
About Your Fund’s Expenses.	83
Trustees Approve Advisory Arrangements.	86
Glossary.	88

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Returns for the six months ranged from more than 11% for Vanguard Mid-Cap Growth Index Fund to close to 7% for Vanguard Mid-Cap Value Index Fund. Vanguard Mid-Cap Index Fund, which contains both growth and value stocks, returned about 9%. Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, finished with a return exceeding 7%.

• Each fund closely tracked its target index. The Mid-Cap Growth Index Fund was the only one that trailed the average return of its peers.

• Large-cap stocks outperformed mid- and small-caps, while growth stocks outpaced value.

• Health care and technology were the top performers for all four funds. Energy detracted from each fund’s returns as oil and gas prices fell during the period.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	7.27%
ETF Shares
Market Price	7.28
Net Asset Value	7.35
Admiral™ Shares	7.35
Institutional Shares	7.36
Institutional Plus Shares	7.36
Institutional Select Shares	7.39
S&P Completion Index	7.33
Mid-Cap Core Funds Average	5.99
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Mid-Cap Index Fund
Investor Shares	9.06%
ETF Shares
Market Price	9.07
Net Asset Value	9.13
Admiral Shares	9.13
Institutional Shares	9.14
Institutional Plus Shares	9.15
CRSP US Mid Cap Index	9.17
Mid-Cap Core Funds Average	5.99
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Growth Index Fund
Investor Shares	11.75%
ETF Shares
Market Price	11.77
Net Asset Value	11.79
Admiral Shares	11.79
CRSP US Mid Cap Growth Index	11.84
Mid-Cap Growth Funds Average	12.54
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Mid-Cap Value Index Fund
Investor Shares	6.86%
ETF Shares
Market Price	6.90
Net Asset Value	6.92
Admiral Shares	6.92
CRSP US Mid Cap Value Index	6.95
Mid-Cap Value Funds Average	4.12
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat.
Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Expense Ratios
Your Fund Compared With Its Peer Group
						Institutional
	Investor	ETF	Admiral	Institutional	Institutional	Select	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index
Fund	0.21%	0.08%	0.08%	0.06%	0.05%	0.02%	1.13%
Mid-Cap Index Fund	0.18	0.06	0.06	0.05	0.04	—	1.13
Mid-Cap Growth Index
Fund	0.19	0.07	0.07	—	—	—	1.28
Mid-Cap Value Index Fund	0.19	0.07	0.07	—	—	—	1.20

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.21% for Investor
Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02%
for Institutional Select Shares; for the Mid-Cap Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares,
0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares,
0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF
Shares, and 0.07% for Admiral Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters
Company, and capture information through year-end 2016.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap
Growth Funds; for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

4

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

5

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

6

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

7

Extended Market Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEXMX	VXF	VEXAX	VIEIX	VEMPX	VSEMX
Expense Ratio[1]	0.21%	0.08%	0.08%	0.06%	0.05%	0.02%
30-Day SEC Yield	1.20%	1.33%	1.33%	1.35%	1.36%	1.39%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,230	3,287	3,800
Median Market Cap	$4.1B	$4.1B	$59.8B
Price/Earnings Ratio	19.7x	19.6x	21.2x
Price/Book Ratio	2.3x	2.3x	2.9x
Return on Equity	9.0%	9.0%	16.3%
Earnings Growth Rate	10.8%	10.8%	10.0%
Dividend Yield	1.4%	1.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary	14.7%	14.6%	12.7%
Consumer Staples	3.2	3.2	8.0
Energy	3.7	3.8	5.6
Financials	16.9	17.0	15.0
Health Care	11.7	11.6	14.0
Industrials	13.4	13.4	10.8
Information Technology	17.2	17.1	21.4
Materials	5.5	5.5	3.3
Real Estate	9.5	9.6	4.1
Telecommunication
Services	1.0	1.0	1.9
Utilities	3.2	3.2	3.2

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.85
Beta	1.00	1.15
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Tesla Inc.	Automobile
	Manufacturers	1.0%
Liberty Global plc	Cable & Satellite	0.6
Las Vegas Sands Corp.	Casinos & Gaming	0.5
ServiceNow Inc.	Systems Software	0.4
T-Mobile US Inc.	Wireless
	Telecommunication
	Services	0.4
SBA Communications
Corp.	Specialized REITs	0.4
BioMarin Pharmaceutical
Inc.	Biotechnology	0.4
First Republic Bank	Regional Banks	0.3
MGM Resorts
International	Casinos & Gaming	0.3
Markel Corp.	Property & Casualty
	Insurance	0.3
Top Ten		4.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for
Admiral Shares, 0.06% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares.

8

Extended Market Index Fund

Investment Focus

9

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	21.45%	14.19%	7.57%
ETF Shares	12/27/2001
Market Price		21.55	14.36	7.73
Net Asset Value		21.64	14.35	7.73
Admiral Shares	11/13/2000	21.61	14.34	7.72
Institutional Shares	7/7/1997	21.63	14.37	7.75
Institutional Plus Shares	1/14/2011	21.64	14.39	11.26[1]
Institutional Select Shares	6/27/2016	21.69	—	28.44[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*,^	Tesla Inc.	1,597,358	577,621	1.0%
	Las Vegas Sands Corp.	4,596,465	293,668	0.5%
*	Liberty Global plc	9,272,217	289,108	0.5%
	MGM Resorts International	6,088,436	190,507	0.4%
	Domino’s Pizza Inc.	606,307	128,252	0.2%
	Aramark	3,064,897	125,599	0.2%
*	Liberty Interactive Corp. QVC Group Class A	5,058,016	124,124	0.2%
	Lear Corp.	864,057	122,765	0.2%
^	Autoliv Inc.	1,116,559	122,598	0.2%
^	Sirius XM Holdings Inc.	21,082,501	115,321	0.2%
*	Norwegian Cruise Line Holdings Ltd.	2,071,824	112,479	0.2%
	Consumer Discretionary—Other †		6,083,053	10.7%
			8,285,095	14.5%
Consumer Staples
	Bunge Ltd.	1,771,149	132,128	0.3%
	Consumer Staples—Other †		1,667,548	2.9%
			1,799,676	3.2%
Energy
*	Cheniere Energy Inc.	3,005,458	146,396	0.3%
	Targa Resources Corp.	2,723,226	123,090	0.2%
*	Diamondback Energy Inc.	1,237,561	109,908	0.2%
	Energy—Other †		1,730,856	3.0%
			2,110,250	3.7%
Financials
	First Republic Bank	1,946,381	194,833	0.3%
*	Markel Corp.	176,409	172,151	0.3%
	FNF Group	3,434,669	153,976	0.3%
	Annaly Capital Management Inc.	12,760,621	153,765	0.3%
*	Arch Capital Group Ltd.	1,625,770	151,668	0.3%

11

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
TD Ameritrade Holding Corp.	3,070,968	132,021	0.2%
Ally Financial Inc.	5,817,142	121,578	0.2%
MSCI Inc. Class A	1,145,908	118,017	0.2%
* SVB Financial Group	662,744	116,504	0.2%
* Alleghany Corp.	195,354	116,197	0.2%
Financials—Other †		8,125,489	14.2%
		9,556,199	16.7%
Health Care
* BioMarin Pharmaceutical Inc.	2,204,316	200,196	0.3%
* Quintiles IMS Holdings Inc.	1,721,356	154,061	0.3%
ResMed Inc.	1,791,448	139,500	0.2%
* Jazz Pharmaceuticals plc	760,132	118,201	0.2%
Teleflex Inc.	566,050	117,603	0.2%
* Alkermes plc	1,936,798	112,276	0.2%
Health Care—Other †		5,758,090	10.1%
		6,599,927	11.5%

Industrials †		7,563,957	13.2%

Information Technology
* ServiceNow Inc.	2,135,617	226,375	0.4%
* FleetCor Technologies Inc.	1,164,151	167,882	0.3%
* Workday Inc. Class A	1,653,824	160,421	0.3%
Maxim Integrated Products Inc.	3,568,905	160,244	0.3%
* Palo Alto Networks Inc.	1,161,714	155,449	0.3%
* Twitter Inc.	7,767,020	138,797	0.2%
* Vantiv Inc. Class A	2,044,243	129,482	0.2%
CDW Corp.	1,976,214	123,573	0.2%
* Cadence Design Systems Inc.	3,526,886	118,115	0.2%
* Trimble Inc.	3,200,707	114,169	0.2%
CDK Global Inc.	1,825,648	113,300	0.2%
Broadridge Financial Solutions Inc.	1,475,199	111,466	0.2%
* CoStar Group Inc.	414,261	109,199	0.2%
Information Technology—Other †		7,857,227	13.7%
		9,685,699	16.9%
Materials
Celanese Corp. Class A	1,755,085	166,628	0.3%
Packaging Corp. of America	1,184,515	131,943	0.2%
Materials—Other †		2,832,462	5.0%
		3,131,033	5.5%

[1]Other †		5,481	0.0%

Real Estate
* SBA Communications Corp. Class A	1,529,333	206,307	0.4%
Duke Realty Corp.	4,481,117	125,247	0.2%
Real Estate—Other †		5,070,085	8.9%
		5,401,639	9.5%
Telecommunication Services
* T-Mobile US Inc.	3,656,945	221,684	0.4%
Telecommunication Services—Other †		357,307	0.6%
		578,991	1.0%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Utilities
Atmos Energy Corp.		1,330,430	110,359	0.2%
Utilities—Other †			1,714,994	3.0%
			1,825,353	3.2%
Total Common Stocks (Cost $44,456,697)			56,543,300	98.9%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.181%	17,883,910	1,788,749	3.1%

5U.S. Government and Agency Obligations †			27,131	0.1%
Total Temporary Cash Investments (Cost $1,815,673)			1,815,880	3.2%[2]
Total Investments (Cost $46,272,370)			58,359,180	102.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			3,692
Receivables for Investment Securities Sold			74,362
Receivables for Accrued Income			72,568
Receivables for Capital Shares Issued			51,618
Other Assets			942
Total Other Assets			203,182	0.4%
Liabilities
Payables for Investment Securities Purchased			(50,298)
Collateral for Securities on Loan			(1,277,583)
Payables for Capital Shares Redeemed			(43,194)
Payables to Vanguard			(26,824)
Other Liabilities			(9,171)
Total Liabilities			(1,407,070)	(2.5%)
Net Assets			57,155,292	100.0%

At June 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				45,256,258
Overdistributed Net Investment Income				(13,741)
Accumulated Net Realized Losses				(171,503)
Unrealized Appreciation (Depreciation)
Investment Securities				12,086,810
Futures Contracts				(2,869)
Swap Contracts				337
Net Assets				57,155,292

Extended Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 21,534,042 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,672,457
Net Asset Value Per Share—Investor Shares	$77.67

ETF Shares—Net Assets
Applicable to 48,244,970 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,936,317
Net Asset Value Per Share—ETF Shares	$102.32

Admiral Shares—Net Assets
Applicable to 230,699,113 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,907,931
Net Asset Value Per Share—Admiral Shares	$77.62

Institutional Shares—Net Assets
Applicable to 149,394,269 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,596,174
Net Asset Value Per Share—Institutional Shares	$77.62

Institutional Plus Shares—Net Assets
Applicable to 76,097,209 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,576,766
Net Asset Value Per Share—Institutional Plus Shares	$191.55

Institutional Select Shares—Net Assets
Applicable to 51,836,335 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,465,647
Net Asset Value Per Share—Institutional Select Shares	$124.73

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,191,288,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
99.9% and 2.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $1,277,583,000 of collateral received for securities on loan.
5 Securities with a value of $24,135,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	318,062
Interest[1]	1,774
Securities Lending—Net	26,308
Total Income	346,144
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,910
Management and Administrative—Investor Shares	1,711
Management and Administrative—ETF Shares	1,376
Management and Administrative—Admiral Shares	5,112
Management and Administrative—Institutional Shares	2,641
Management and Administrative—Institutional Plus Shares	2,684
Management and Administrative—Institutional Select Shares	304
Marketing and Distribution—Investor Shares	154
Marketing and Distribution—ETF Shares	155
Marketing and Distribution—Admiral Shares	613
Marketing and Distribution—Institutional Shares	144
Marketing and Distribution—Institutional Plus Shares	81
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	681
Shareholders’ Reports—Investor Shares	58
Shareholders’ Reports—ETF Shares	145
Shareholders’ Reports—Admiral Shares	207
Shareholders’ Reports—Institutional Shares	66
Shareholders’ Reports—Institutional Plus Shares	53
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	18
Total Expenses	18,113
Net Investment Income	328,031
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,773,621
Futures Contracts	13,738
Swap Contracts	(2,599)
Realized Net Gain (Loss)	1,784,760
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,738,862
Futures Contracts	35
Swap Contracts	999
Change in Unrealized Appreciation (Depreciation)	1,739,896
Net Increase (Decrease) in Net Assets Resulting from Operations	3,852,687

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $1,678,000 and ($1,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	328,031	694,971
Realized Net Gain (Loss)	1,784,760	2,939,639
Change in Unrealized Appreciation (Depreciation)	1,739,896	3,428,240
Net Increase (Decrease) in Net Assets Resulting from Operations	3,852,687	7,062,850
Distributions
Net Investment Income
Investor Shares	(9,411)	(27,910)
ETF Shares	(27,182)	(61,739)
Admiral Shares	(98,023)	(221,549)
Institutional Shares	(67,377)	(148,548)
Institutional Plus Shares	(81,850)	(222,007)
Institutional Select Shares	(36,456)	(37,670)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(320,299)	(719,423)
Capital Share Transactions
Investor Shares	(481,027)	(280,966)
ETF Shares	241,228	(446,181)
Admiral Shares	990,727	730,849
Institutional Shares	316,179	629,816
Institutional Plus Shares	140,336	(2,875,724)
Institutional Select Shares	865,990	4,844,930
Net Increase (Decrease) from Capital Share Transactions	2,073,433	2,602,724
Total Increase (Decrease)	5,605,821	8,946,151
Net Assets
Beginning of Period	51,549,471	42,603,320
End of Period[1]	57,155,292	51,549,471

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($13,741,000) and ($18,874,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$72.76	$63.61	$66.63	$62.76	$45.86	$39.34
Investment Operations
Net Investment Income	. 391	. 919.795		.795	. 602	. 688
Net Realized and Unrealized Gain (Loss)
on Investments	4.901	9.182	(3.050)	3.857	16.903	6.515
Total from Investment Operations	5.292	10.101	(2.255)	4.652	17.505	7.203
Distributions
Dividends from Net Investment Income	(. 382)	(. 951)	(.765)	(.782)	(. 605)	(. 683)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 382)	(. 951)	(.765)	(.782)	(. 605)	(. 683)
Net Asset Value, End of Period	$77.67	$72.76	$63.61	$66.63	$62.76	$45.86

Total Return[1]	7.27%	15.99%	-3.39%	7.42%	38.19%	18.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,672	$2,021	$2,040	$2,341	$2,749	$2,857
Ratio of Total Expenses to
Average Net Assets	0.21%	0.21%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.18%	1.48%	1.20%	1.27%	1.19%	1.62%
Portfolio Turnover Rate[2]	11%	12%	6%	9%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$95.86	$83.80	$87.79	$82.71	$60.46	$51.87
Investment Operations
Net Investment Income	.587	1.324	1.171	1.178	.934	1.000
Net Realized and Unrealized Gain (Loss)
on Investments	6.445	12.107	(4.033)	5.061	22.256	8.582
Total from Investment Operations	7.032	13.431	(2.862)	6.239	23.190	9.582
Distributions
Dividends from Net Investment Income	(.572)	(1.371)	(1.128)	(1.159)	(.940)	(.992)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.572)	(1.371)	(1.128)	(1.159)	(.940)	(.992)
Net Asset Value, End of Period	$102.32	$95.86	$83.80	$87.79	$82.71	$60.46

Total Return	7.35%	16.16%	-3.26%	7.55%	38.37%	18.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,936	$4,387	$4,272	$3,659	$3,105	$1,477
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.61%	1.33%	1.40%	1.33%	1.76%
Portfolio Turnover Rate[1]	11%	12%	6%	9%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$72.72	$63.58	$66.61	$62.75	$45.87	$39.35
Investment Operations
Net Investment Income	.446	1.005	.887	.895	.706	.758
Net Realized and Unrealized Gain (Loss)
on Investments	4.888	9.175	(3.061)	3.845	16.884	6.513
Total from Investment Operations	5.334	10.180	(2.174)	4.740	17.590	7.271
Distributions
Dividends from Net Investment Income	(. 434)	(1.040)	(. 856)	(. 880)	(.710)	(.751)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 434)	(1.040)	(. 856)	(. 880)	(.710)	(.751)
Net Asset Value, End of Period	$77.62	$72.72	$63.58	$66.61	$62.75	$45.87

Total Return[1]	7.35%	16.13%	-3.27%	7.56%	38.37%	18.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,908	$15,830	$13,143	$12,852	$8,864	$5,970
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.61%	1.33%	1.40%	1.33%	1.76%
Portfolio Turnover Rate[2]	11%	12%	6%	9%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$72.72	$63.58	$66.60	$62.75	$45.86	$39.34
Investment Operations
Net Investment Income	.454	1.018	.899	.908	.715	.764
Net Realized and Unrealized Gain (Loss)
on Investments	4.888	9.175	(3.050)	3.833	16.895	6.514
Total from Investment Operations	5.342	10.193	(2.151)	4.741	17.610	7.278
Distributions
Dividends from Net Investment Income	(. 442)	(1.053)	(. 869)	(. 891)	(.720)	(.758)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 442)	(1.053)	(. 869)	(. 891)	(.720)	(.758)
Net Asset Value, End of Period	$77.62	$72.72	$63.58	$66.60	$62.75	$45.86

Total Return	7.36%	16.15%	-3.24%	7.56%	38.42%	18.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,596	$10,554	$8,621	$8,567	$7,812	$5,496
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.33%	1.63%	1.35%	1.42%	1.35%	1.78%
Portfolio Turnover Rate[1]	11%	12%	6%	9%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$179.47	$156.89	$164.36	$154.84	$113.18	$97.10
Investment Operations
Net Investment Income	1.125	2.525	2.254	2.273	1.797	1.917
Net Realized and Unrealized Gain (Loss)
on Investments	12.052	22.668	(7.549)	9.481	41.671	16.064
Total from Investment Operations	13.177	25.193	(5.295)	11.754	43.468	17.981
Distributions
Dividends from Net Investment Income	(1.097)	(2.613)	(2.175)	(2.234)	(1.808)	(1.901)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.097)	(2.613)	(2.175)	(2.234)	(1.808)	(1.901)
Net Asset Value, End of Period	$191.55	$179.47	$156.89	$164.36	$154.84	$113.18

Total Return	7.36%	16.18%	-3.23%	7.60%	38.43%	18.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,577	$13,530	$14,526	$13,634	$11,347	$5,477
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.64%	1.37%	1.44%	1.37%	1.80%
Portfolio Turnover Rate[1]	11%	12%	6%	9%	11%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares
	Six Months	June 27,
	Ended	2016[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016
Net Asset Value, Beginning of Period	$116.85	$98.43
Investment Operations
Net Investment Income	.751	1.050
Net Realized and Unrealized Gain (Loss) on Investments	7.861	18.428
Total from Investment Operations	8.612	19.478
Distributions
Dividends from Net Investment Income	(.732)	(1.058)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.732)	(1.058)
Net Asset Value, End of Period	$124.73	$116.85

Total Return	7.39%	19.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,466	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	1.37%	1.88%[2]
Portfolio Turnover Rate [3]	11%	12%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Extended Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more

Extended Market Index Fund

or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

Extended Market Index Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $3,692,000, representing 0.01% of the fund’s net assets and 1.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,537,819	376	5,105
Temporary Cash Investments	1,788,749	27,131	—
Futures Contracts—Assets[1]	122	—	—
Futures Contracts—Liabilities[1]	(899)	—	—
Swap Contracts—Assets	—	337	—
Total	58,325,791	27,844	5,105
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2017	4,860	343,675	(1,602)
E-mini S&P Mid-Cap 400 Index	September 2017	824	143,879	(913)
E-mini S&P 500 Index	September 2017	505	61,128	(354)
				(2,869)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Extended Market Index Fund

At June 30, 2017, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/17	GSCM	4,831	(1.612%)	337
GSCM—Goldman Sachs Capital Management.

At June 30, 2017, the counterparty had deposited in segregated accounts cash with a value of $470,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $1,373,951,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $588,093,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $513,931,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $46,276,907,000. Net unrealized appreciation of investment securities for tax purposes was $12,082,273,000, consisting of unrealized gains of $16,037,447,000 on securities that had risen in value since their purchase and $3,955,174,000 in unrealized losses on securities that had fallen in value since their purchase.

Extended Market Index Fund

F. During the six months ended June 30, 2017, the fund purchased $7,477,507,000 of investment securities and sold $5,767,032,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,766,763,000 and $2,697,678,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2017, such purchases and sales were $350,909,000 and $725,543,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	145,943	1,975	240,445	3,671
Issued in Lieu of Cash Distributions	9,146	121	27,214	400
Redeemed	(636,116)	(8,344)	(548,625)	(8,365)
Net Increase (Decrease)—Investor Shares	(481,027)	(6,248)	(280,966)	(4,294)
ETF Shares
Issued	3,122,274	31,080	5,678,987	66,185
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,881,046)	(28,600)	(6,125,168)	(71,400)
Net Increase (Decrease)—ETF Shares	241,228	2,480	(446,181)	(5,215)
Admiral Shares
Issued	2,084,337	27,457	2,497,284	38,224
Issued in Lieu of Cash Distributions	85,447	1,129	193,387	2,835
Redeemed	(1,179,057)	(15,559)	(1,959,822)	(30,117)
Net Increase (Decrease)—Admiral Shares	990,727	13,027	730,849	10,942
Institutional Shares
Issued	1,809,759	23,929	2,411,527	36,450
Issued in Lieu of Cash Distributions	63,559	840	140,018	2,051
Redeemed	(1,557,139)	(20,501)	(1,921,729)	(28,981)
Net Increase (Decrease)—Institutional Shares	316,179	4,268	629,816	9,520

Extended Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	2,476,479	13,223	3,179,636	19,828
Issued in Lieu of Cash Distributions	80,118	429	218,549	1,310
Redeemed	(2,416,261)	(12,945)	(6,273,909)	(38,337)
Net Increase (Decrease)—
Institutional Plus Shares	140,336	707	(2,875,724)	(17,199)
Institutional Select Shares[1]
Issued	1,078,742	8,853	4,912,755	45,367
Issued in Lieu of Cash Distributions	36,455	300	37,670	325
Redeemed	(249,207)	(2,049)	(105,495)	(959)
Net Increase (Decrease)—
Institutional Select Shares	865,990	7,104	4,844,930	44,733
1 Inception was June 27, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VIMSX	VO	VIMAX	VMCIX	VMCPX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%	0.04%
30-Day SEC Yield	1.39%	1.51%	1.51%	1.52%	1.53%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	348	339	3,800
Median Market Cap	$13.2B	$13.2B	$59.8B
Price/Earnings Ratio	22.6x	22.6x	21.2x
Price/Book Ratio	2.7x	2.7x	2.9x
Return on Equity	13.1%	13.1%	16.3%
Earnings Growth Rate	9.9%	9.9%	10.0%
Dividend Yield	1.5%	1.5%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.1%	4.1%	2.6%
Consumer Goods	12.3	12.3	9.7
Consumer Services	11.3	11.3	13.1
Financials	22.8	22.8	20.4
Health Care	8.9	8.9	13.1
Industrials	16.7	16.7	12.9
Oil & Gas	4.3	4.3	5.5
Technology	13.3	13.3	17.5
Telecommunications	1.0	1.0	2.0
Utilities	5.3	5.3	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.03
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Fiserv Inc.	Financial
	Administration	0.7%
Newell Brands Inc.	Durable Household
	Products	0.7
Western Digital Corp.	Computer Hardware	0.7
Edwards Lifesciences
Corp.	Medical Supplies	0.7
Roper Technologies Inc.	Electronic Equipment	0.7
CR Bard Inc.	Medical Supplies	0.7
Lam Research Corp.	Semiconductors	0.7
Amphenol Corp.	Electrical
	Components &
	Equipment	0.6
M&T Bank Corp.	Banks	0.6
Incyte Corp.	Biotechnology	0.6
Top Ten		6.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for
Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares.

Mid-Cap Index Fund

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	17.11%	14.63%	7.34%
ETF Shares	1/26/2004
Market Price		17.20	14.76	7.49
Net Asset Value		17.25	14.78	7.48
Admiral Shares	11/12/2001	17.25	14.78	7.48
Institutional Shares	5/21/1998	17.25	14.79	7.51
Institutional Plus Shares	12/15/2010	17.27	14.81	12.37[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.1%)
	Newmont Mining Corp.	13,176,298	426,780
*	Freeport-McMoRan Inc.	32,191,256	386,617
	Celanese Corp. Class A	3,447,759	327,330
	Albemarle Corp.	2,738,241	288,994
	Eastman Chemical Co.	3,244,926	272,542
	International Flavors &
	Fragrances Inc.	1,951,733	263,484
	Arconic Inc.	10,899,574	246,876
	FMC Corp.	3,313,277	242,035
	Mosaic Co.	8,669,692	197,929
	Avery Dennison Corp.	2,187,261	193,288
*	Axalta Coating
	Systems Ltd.	5,388,238	172,639
	CF Industries Holdings
	Inc.	5,759,343	161,031
	Reliance Steel &
	Aluminum Co.	1,712,141	124,661
	WR Grace & Co.	1,688,366	121,579
*	Alcoa Corp.	2,275,200	74,285
	Westlake Chemical
	Corp.	956,172	63,308
	Ashland Global
	Holdings Inc.	1,240	82
			3,563,460
Consumer Goods (12.3%)
	Newell Brands Inc.	11,942,057	640,333
	Clorox Co.	3,182,651	424,056
	Dr Pepper Snapple
	Group Inc.	4,542,087	413,830
*	Electronic Arts Inc.	3,623,053	383,029
*	Mohawk Industries Inc.	1,561,741	377,457
	Conagra Brands Inc.	10,519,169	376,166
	Molson Coors Brewing
	Co. Class B	4,331,366	373,970
	Whirlpool Corp.	1,828,020	350,285
	Coach Inc.	6,950,324	329,028
	JM Smucker Co.	2,733,773	323,487

	Genuine Parts Co.	3,461,843	321,121
	Church & Dwight Co.
	Inc.	6,162,321	319,701
	Hasbro Inc.	2,781,426	310,157
	DR Horton Inc.	8,821,340	304,954
	Delphi Automotive plc	3,311,684	290,269
	Lennar Corp. Class A	5,172,565	275,801
	McCormick & Co. Inc.	2,799,481	272,977
	Bunge Ltd.	3,469,316	258,811
	Lear Corp.	1,703,329	242,009
*	LKQ Corp.	7,241,355	238,603
	Harley-Davidson Inc.	4,327,918	233,794
	Snap-on Inc.	1,432,929	226,403
	Tyson Foods Inc.
	Class A	3,562,935	223,147
	Hormel Foods Corp.	6,538,930	223,043
	BorgWarner Inc.	5,247,460	222,282
	PVH Corp.	1,926,677	220,605
*	NVR Inc.	87,930	211,965
	Leucadia National Corp.	7,998,373	209,237
	Hanesbrands Inc.	8,994,728	208,318
	Coty Inc. Class A	11,079,515	207,852
	Mattel Inc.	8,460,747	182,160
	PulteGroup Inc.	7,013,403	172,039
*	WABCO Holdings Inc.	1,269,492	161,873
	Lamb Weston Holdings
	Inc.	3,607,735	158,885
*	Lululemon Athletica Inc. 2,356,683		140,623
*	Michael Kors Holdings
	Ltd.	3,811,542	138,168
^	Polaris Industries Inc.	1,478,036	136,319
	Goodyear Tire &
	Rubber Co.	3,109,519	108,709
	Ingredion Inc.	884,717	105,467
	Ralph Lauren Corp.
	Class A	1,361,290	100,463
*,^	Under Armour Inc.
	Class A	4,563,313	99,298
*,^	Under Armour Inc.	4,647,560	93,695
*,^	Pilgrim’s Pride Corp.	1,229,934	26,960

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Lennar Corp. Class B	82,620	3,715
	Valvoline Inc.	4,124	98
*	Edgewell Personal Care
	Co.	1,160	88
			10,641,250
Consumer Services (11.2%)
	Royal Caribbean
	Cruises Ltd.	4,251,508	464,392
	Expedia Inc.	3,072,266	457,614
*	Ulta Beauty Inc.	1,458,692	419,141
	MGM Resorts
	International	12,781,923	399,946
*	Dollar Tree Inc.	5,561,123	388,834
	Best Buy Co. Inc.	6,459,964	370,350
	Nielsen Holdings plc	8,833,452	341,501
	Whole Foods Market
	Inc.	7,900,487	332,690
*	Chipotle Mexican Grill
	Inc. Class A	708,659	294,873
*,^	CarMax Inc.	4,579,069	288,756
	Ross Stores Inc.	4,845,993	279,759
	Darden Restaurants Inc.	3,074,142	278,025
	Tiffany & Co.	2,927,829	274,835
	Alaska Air Group Inc.	3,056,037	274,310
	Wynn Resorts Ltd.	2,023,355	271,372
	Wyndham Worldwide
	Corp.	2,580,139	259,072
*	United Continental
	Holdings Inc.	3,304,987	248,700
	Aramark	6,035,732	247,344
*	Liberty Interactive Corp.
	QVC Group Class A	9,900,680	242,963
	Interpublic Group of
	Cos. Inc.	9,768,815	240,313
*	Norwegian Cruise Line
	Holdings Ltd.	3,940,355	213,922
	Advance Auto Parts Inc.	1,732,077	201,943
	AmerisourceBergen
	Corp. Class A	2,022,438	191,181
	Macy’s Inc.	7,537,769	175,178
*	Liberty Media Corp-
	Liberty SiriusXM
	Class C	4,136,838	172,506
	Tractor Supply Co.	3,175,497	172,144
	News Corp. Class A	12,188,770	166,986
	Kohl’s Corp.	4,257,120	164,623
	Staples Inc.	16,132,338	162,453
	FactSet Research
	Systems Inc.	974,491	161,941
	Foot Locker Inc.	3,241,302	159,731
	Viacom Inc. Class B	4,354,301	146,174
	Scripps Networks
	Interactive Inc.
	Class A	2,131,705	145,617
	Nordstrom Inc.	2,884,846	137,982

*	Discovery
	Communications Inc.	5,263,106	132,683
	Gap Inc.	5,930,906	130,421
	Domino’s Pizza Inc.	594,456	125,745
	Bed Bath & Beyond Inc.	3,406,065	103,544
*	TripAdvisor Inc.	2,696,333	103,000
*,^	Discovery
	Communications Inc.
	Class A	3,802,291	98,213
*	Liberty Media Corp-
	Liberty SiriusXM
	Class A	2,025,608	85,035
	H&R Block Inc.	2,558,321	79,078
^	Signet Jewelers Ltd.	846,508	53,533
*	Hyatt Hotels Corp.
	Class A	823,972	46,315
*,^	AutoNation Inc.	876,742	36,963
^	Viacom Inc. Class A	121,953	4,640
	News Corp. Class B	209,094	2,959
	Williams-Sonoma Inc.	1,600	78
*	Rite Aid Corp.	21,315	63
			9,749,441
Financials (22.7%)
	M&T Bank Corp.	3,423,183	554,384
	KeyCorp	27,083,732	507,549
	Moody’s Corp.	4,017,849	488,892
	Hartford Financial
	Services Group Inc.	9,077,712	477,215
	Willis Towers Watson
	plc	3,173,554	461,625
	Principal Financial
	Group Inc.	7,121,747	456,290
	Citizens Financial
	Group Inc.	12,516,923	446,604
	Digital Realty Trust Inc.	3,948,011	445,928
	Regions Financial Corp.	29,716,668	435,052
	Essex Property Trust
	Inc.	1,620,946	417,021
	Equinix Inc.	963,700	413,582
	Equifax Inc.	2,970,522	408,209
*	SBA Communications
	Corp. Class A	2,997,584	404,374
	First Republic Bank	3,882,534	388,642
*	IHS Markit Ltd.	8,546,264	376,377
	Lincoln National Corp.	5,542,437	374,558
	Realty Income Corp.	6,747,765	372,342
	Huntington
	Bancshares Inc.	26,876,216	363,366
	Invesco Ltd.	10,053,798	353,793
	Host Hotels & Resorts
	Inc.	18,288,385	334,129
	AvalonBay
	Communities Inc.	1,703,247	327,313
	Comerica Inc.	4,374,429	320,383
*	Markel Corp.	327,382	319,479

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Annaly Capital
	Management Inc.	25,192,487	303,569
	Mid-America
	Apartment
	Communities Inc.	2,808,005	295,908
	FNF Group	6,395,569	286,713
*	Arch Capital Group Ltd.	3,040,515	283,650
	XL Group Ltd.	6,463,847	283,117
	Cincinnati Financial
	Corp.	3,868,199	280,251
	Alexandria Real Estate
	Equities Inc.	2,251,688	271,261
	SL Green Realty Corp.	2,516,307	266,225
	Unum Group	5,642,511	263,110
*	E*TRADE Financial
	Corp.	6,799,576	258,588
*	CBRE Group Inc.
	Class A	7,100,716	258,466
	UDR Inc.	6,611,222	257,639
	Raymond James
	Financial Inc.	3,204,846	257,093
	Arthur J Gallagher &
	Co.	4,438,488	254,103
	Duke Realty Corp.	8,792,082	245,739
	Ally Financial Inc.	11,353,696	237,292
	Affiliated Managers
	Group Inc.	1,399,591	232,136
	Extra Space Storage
	Inc.	2,958,885	230,793
	MSCI Inc. Class A	2,236,615	230,349
*	Liberty Broadband Corp.	2,647,929	229,708
	Federal Realty
	Investment Trust	1,786,194	225,757
	Regency Centers Corp.	3,574,557	223,910
	Western Union Co.	11,639,867	221,739
	Zions Bancorporation	5,004,730	219,758
*	Alleghany Corp.	361,789	215,192
	Iron Mountain Inc.	6,197,181	212,935
	Torchmark Corp.	2,744,886	209,984
	Reinsurance Group of
	America Inc. Class A	1,592,217	204,425
	Nasdaq Inc.	2,855,794	204,161
	Macerich Co.	3,501,871	203,319
	VEREIT Inc.	24,064,457	195,885
	Everest Re Group Ltd.	760,777	193,686
	SEI Investments Co.	3,527,958	189,734
	AGNC Investment
	Corp.	8,781,546	186,959
	Camden Property
	Trust	2,164,638	185,098
	Kimco Realty Corp.	9,987,502	183,271
^	CIT Group Inc.	3,592,269	174,944
	Voya Financial Inc.	4,592,630	169,422
	WR Berkley Corp.	2,245,565	155,326

	New York Community
	Bancorp Inc.	11,475,024	150,667
	People’s United
	Financial Inc.	8,504,943	150,197
	Lazard Ltd. Class A	3,205,057	148,490
	Jones Lang LaSalle Inc.	1,118,477	139,810
	Axis Capital Holdings
	Ltd.	2,089,036	135,077
	Brixmor Property
	Group Inc.	7,530,424	134,644
*	Athene Holding Ltd.
	Class A	2,563,168	127,159
*	SVB Financial Group	648,314	113,967
	Assurant Inc.	676,516	70,148
*	Liberty Broadband
	Corp. Class A	616,612	52,899
	Invitation Homes Inc.	1,917,120	41,467
	Navient Corp.	6,120	102
*	Santander Consumer
	USA Holdings Inc.	2,160	28
			19,712,977
Health Care (8.8%)
*	Edwards Lifesciences
	Corp.	5,186,362	613,235
	CR Bard Inc.	1,790,152	565,885
*	Incyte Corp.	4,302,798	541,765
*	BioMarin
	Pharmaceutical Inc.	4,311,898	391,607
*	Laboratory Corp. of
	America Holdings	2,528,095	389,681
	Quest Diagnostics Inc.	3,382,702	376,021
	Dentsply Sirona Inc.	5,667,046	367,451
*	Henry Schein Inc.	1,960,406	358,794
*	IDEXX Laboratories Inc.	2,177,789	351,539
*	Waters Corp.	1,879,832	345,588
*	Centene Corp.	4,046,279	323,217
*	Quintiles IMS Holdings
	Inc.	3,536,116	316,482
*	Hologic Inc.	6,922,812	314,157
	Cooper Cos. Inc.	1,209,874	289,668
	ResMed Inc.	3,506,361	273,040
	Universal Health
	Services Inc. Class B	2,210,615	269,872
	Perrigo Co. plc	3,368,204	254,367
*	DaVita Inc.	3,849,165	249,272
*	Varian Medical
	Systems Inc.	2,272,850	234,535
*	Alkermes plc	3,787,913	219,585
*	Jazz Pharmaceuticals
	plc	1,410,133	219,276
*	Align Technology Inc.	893,690	134,161
*	Envision Healthcare
	Corp.	1,451,388	90,958
*	TESARO Inc.	465,686	65,131

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Seattle Genetics Inc.	1,149,412	59,471
*	Mallinckrodt plc	1,229,045	55,074
			7,669,832
Industrials (16.7%)
*	Fiserv Inc.	5,249,991	642,284
	Roper Technologies Inc.	2,522,225	583,971
	Amphenol Corp.
	Class A	7,554,918	557,704
	Rockwell Collins Inc.	4,012,606	421,645
	Waste Connections Inc.	6,514,452	419,661
	Vulcan Materials Co.	3,265,683	413,697
*	Mettler-Toledo
	International Inc.	638,118	375,558
	Ball Corp.	8,677,910	366,295
	WestRock Co.	6,207,817	351,735
	Martin Marietta
	Materials Inc.	1,552,124	345,472
	AMETEK Inc.	5,688,888	344,576
	Global Payments Inc.	3,768,411	340,363
	Alliance Data Systems
	Corp.	1,307,622	335,653
*	FleetCor Technologies
	Inc.	2,280,044	328,805
*	Verisk Analytics Inc.
	Class A	3,881,684	327,498
	L3 Technologies Inc.	1,924,485	321,543
	Fastenal Co.	7,151,631	311,310
	TransDigm Group Inc.	1,157,563	311,234
	Dover Corp.	3,848,741	308,746
	Masco Corp.	7,895,744	301,696
	Textron Inc.	5,956,540	280,553
	Kansas City Southern	2,622,921	274,489
	Pentair plc	4,055,365	269,844
	Cintas Corp.	2,083,242	262,572
*	Vantiv Inc. Class A	4,006,259	253,756
	Expeditors International
	of Washington Inc.	4,454,583	251,595
	Fortune Brands Home
	& Security Inc.	3,803,833	248,162
	Xylem Inc.	4,443,514	246,304
	CH Robinson
	Worldwide Inc.	3,484,574	239,321
	Total System Services
	Inc.	4,095,179	238,544
*	United Rentals Inc.	2,089,734	235,534
*	Trimble Inc.	6,253,138	223,049
	WW Grainger Inc.	1,227,595	221,618
	Acuity Brands Inc.	1,089,031	221,378
	Sealed Air Corp.	4,841,737	216,716
*	Crown Holdings Inc.	3,361,309	200,536
	JB Hunt Transport
	Services Inc.	2,173,161	198,583
	Wabtec Corp.	2,133,084	195,177
	ManpowerGroup Inc.	1,656,737	184,975
	Owens Corning	2,763,835	184,956

*	Sensata Technologies
	Holding NV	4,226,399	180,552
*	Arrow Electronics Inc.	2,194,332	172,079
*	First Data Corp. Class A	9,257,562	168,488
	Jacobs Engineering
	Group Inc.	2,974,382	161,777
*	Stericycle Inc.	2,105,937	160,725
	Fluor Corp.	3,452,464	158,054
	Hubbell Inc. Class B	1,359,435	153,847
	Xerox Corp.	5,342,126	153,479
	Macquarie
	Infrastructure Corp.	1,933,839	151,613
	Flowserve Corp.	3,226,058	149,786
	Robert Half
	International Inc.	2,984,098	143,028
	Allison Transmission
	Holdings Inc.	3,379,930	126,781
	Huntington Ingalls
	Industries Inc.	568,252	105,786
	Avnet Inc.	1,546,231	60,117
	FLIR Systems Inc.	1,691,412	58,624
			14,461,844
Oil & Gas (4.3%)
*	Concho Resources Inc.	3,667,560	445,719
	Tesoro Corp.	3,760,724	352,004
	National Oilwell Varco
	Inc.	9,396,030	309,505
	Cabot Oil & Gas Corp.	11,509,583	288,660
	EQT Corp.	4,285,239	251,072
	Marathon Oil Corp.	21,016,236	249,042
*	Cheniere Energy Inc.	4,999,435	243,522
	Cimarex Energy Co.	2,351,733	221,086
	Devon Energy Corp.	6,167,443	197,173
	OGE Energy Corp.	4,932,497	171,602
	Noble Energy Inc.	5,410,681	153,122
	Range Resources Corp.	6,115,213	141,690
	Helmerich & Payne Inc.	2,413,295	131,138
	Targa Resources Corp.	2,656,408	120,070
*	Antero Resources Corp.	5,456,261	117,910
*	Continental Resources
	Inc.	2,314,820	74,838
	HollyFrontier Corp.	2,193,731	60,262
*	Energen Corp.	1,204,351	59,459
	Core Laboratories NV	546,526	55,347
*,^	Weatherford
	International plc	12,204,926	47,233
	Murphy Oil Corp.	3,320	85
			3,690,539
Technology (13.3%)
	Western Digital Corp.	7,199,364	637,864
	Lam Research Corp.	3,987,692	563,979
*	Autodesk Inc.	5,174,505	521,694
*	Cerner Corp.	7,348,190	488,434
*	ServiceNow Inc.	4,197,816	444,969
	Skyworks Solutions Inc.	4,559,516	437,486

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Symantec Corp.	15,030,387	424,608
*	Red Hat Inc.	4,393,196	420,649
	Microchip Technology
	Inc.	5,348,081	412,765
	Xilinx Inc.	6,129,685	394,261
	KLA-Tencor Corp.	3,873,949	354,505
	Motorola Solutions Inc.	4,041,404	350,551
	Harris Corp.	3,014,051	328,773
*	Workday Inc. Class A	3,240,038	314,284
*	Dell Technologies Inc.
	Class V	5,135,429	313,826
	Maxim Integrated
	Products Inc.	6,985,466	313,647
*	Palo Alto Networks Inc.	2,161,695	289,256
	Seagate Technology plc	7,333,746	284,183
*	Citrix Systems Inc.	3,550,114	282,518
*	Synopsys Inc.	3,716,371	271,035
	NetApp Inc.	6,699,136	268,300
	CA Inc.	7,744,320	266,947
	Juniper Networks Inc.	9,447,089	263,385
*,^	Advanced Micro
	Devices Inc.	21,027,970	262,429
*	Gartner Inc.	2,124,185	262,358
*	Twitter Inc.	14,455,592	258,321
*	ANSYS Inc.	2,113,964	257,227
	CDK Global Inc.	3,590,119	222,803
*	F5 Networks Inc.	1,598,075	203,051
*	Akamai Technologies
	Inc.	4,056,362	202,047
*	Qorvo Inc.	3,139,145	198,771
*,^	VeriSign Inc.	2,130,332	198,036
*	Splunk Inc.	3,416,778	194,381
	Marvell Technology
	Group Ltd.	9,293,276	153,525
	LogMeIn Inc.	1,299,715	135,820
	Garmin Ltd.	2,323,540	118,570
*,^	Arista Networks Inc.	578,777	86,695
*	Nuance
	Communications Inc.	3,552,435	61,848
*	Premier Inc. Class A	1,278,290	46,018
*	Micron Technology Inc.	21,200	633
			11,510,452
Telecommunications (1.0%)
*	Level 3
	Communications Inc.	7,144,029	423,641
	CenturyLink Inc.	13,561,848	323,857
*	Zayo Group Holdings
	Inc.	3,949,109	122,027
			869,525
Utilities (5.3%)
	WEC Energy Group Inc.	7,797,661	478,621
	Eversource Energy	7,830,047	475,362
	DTE Energy Co.	4,432,548	468,919

			Market
			Value•
		Shares	($000)
	American Water Works
	Co. Inc.	4,403,545	343,256
	Entergy Corp.	4,435,143	340,486
	Ameren Corp.	5,998,658	327,947
	CMS Energy Corp.	6,933,600	320,679
	CenterPoint Energy Inc. 10,122,364		277,150
	ONEOK Inc.	5,216,360	272,085
	Pinnacle West Capital
	Corp.	2,758,393	234,905
	Alliant Energy Corp.	5,633,035	226,279
	SCANA Corp.	3,180,467	213,123
	NiSource Inc.	8,018,865	203,358
	AES Corp.	16,304,838	181,147
	FirstEnergy Corp.	5,484,205	159,920
	Avangrid Inc.	1,526,751	67,406
			4,590,643
Total Common Stocks
(Cost $64,952,723)			86,459,963
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.181%	5,165,749	516,678

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.0%)
	United States Treasury Bill,
	0.593%, 7/13/17	200	200
	United States Treasury Bill,
	0.602%, 7/20/17	300	300
	United States Treasury Bill,
	0.647%, 8/10/17	200	200
	United States Treasury Bill,
	0.983%, 9/14/17	1,000	998
4	United States Treasury Bill,
	0.990%–0.994%, 9/21/17	8,000	7,983
4	United States Treasury Bill,
	0.980%, 10/5/17	3,000	2,992
4	United States Treasury Bill,
	1.052%, 11/24/17	2,500	2,489
			15,162
Total Temporary Cash Investments
(Cost $531,788)			531,840
Total Investments (100.3%)
(Cost $65,484,511)			86,991,803

Mid-Cap Index Fund

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	5,668
Receivables for Investment Securities Sold	57
Receivables for Accrued Income	96,974
Receivables for Capital Shares Issued	64,673
Other Assets	2,781
Total Other Assets	170,153
Liabilities
Payables for Investment Securities
Purchased	(43,821)
Collateral for Securities on Loan	(276,864)
Payables for Capital Shares Redeemed	(66,163)
Payables to Vanguard	(35,504)
Total Liabilities	(422,352)
Net Assets (100%)	86,739,604

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	68,446,180
Overdistributed Net Investment Income	(23,915)
Accumulated Net Realized Losses	(3,188,275)
Unrealized Appreciation (Depreciation)
Investment Securities	21,507,292
Futures Contracts	(1,678)
Net Assets	86,739,604

Investor Shares—Net Assets
Applicable to 109,002,545 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,244,809
Net Asset Value Per Share—
Investor Shares	$38.94

Amount
($000)
ETF Shares—Net Assets
Applicable to 137,187,026 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	19,565,703
Net Asset Value Per Share—
ETF Shares	$142.62

Admiral Shares—Net Assets
Applicable to 192,631,190 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	34,028,857
Net Asset Value Per Share—
Admiral Shares	$176.65

Institutional Shares—Net Assets
Applicable to 423,440,176 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	16,524,018
Net Asset Value Per Share—
Institutional Shares	$39.02

Institutional Plus Shares—Net Assets
Applicable to 64,306,393 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	12,376,217
Net Asset Value Per Share—
Institutional Plus Shares	$192.46

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $269,261,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $276,864,000 of collateral received for securities on loan.
4 Securities with a value of $10,571,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	584,778
Interest[1]	1,086
Securities Lending—Net	2,027
Total Income	587,891
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,343
Management and Administrative—Investor Shares	3,167
Management and Administrative—ETF Shares	3,778
Management and Administrative—Admiral Shares	6,585
Management and Administrative—Institutional Shares	2,993
Management and Administrative—Institutional Plus Shares	1,837
Marketing and Distribution—Investor Shares	351
Marketing and Distribution—ETF Shares	505
Marketing and Distribution—Admiral Shares	1,374
Marketing and Distribution—Institutional Shares	187
Marketing and Distribution—Institutional Plus Shares	54
Custodian Fees	335
Shareholders’ Reports—Investor Shares	160
Shareholders’ Reports—ETF Shares	478
Shareholders’ Reports—Admiral Shares	390
Shareholders’ Reports—Institutional Shares	74
Shareholders’ Reports—Institutional Plus Shares	37
Trustees’ Fees and Expenses	27
Total Expenses	24,675
Net Investment Income	563,216
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,235,243
Futures Contracts	12,202
Realized Net Gain (Loss)	1,247,445
Change in Unrealized Appreciation (Depreciation)
Investment Securities	5,311,284
Futures Contracts	169
Change in Unrealized Appreciation (Depreciation)	5,311,453
Net Increase (Decrease) in Net Assets Resulting from Operations	7,122,114
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $1,050,000 and $4,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	563,216	1,066,013
Realized Net Gain (Loss)	1,247,445	1,581,507
Change in Unrealized Appreciation (Depreciation)	5,311,453	4,855,058
Net Increase (Decrease) in Net Assets Resulting from Operations	7,122,114	7,502,578
Distributions
Net Investment Income
Investor Shares	(25,534)	(56,675)
ETF Shares	(126,907)	(229,269)
Admiral Shares	(219,700)	(419,571)
Institutional Shares	(107,064)	(205,760)
Institutional Plus Shares	(82,483)	(172,852)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(561,688)	(1,084,127)
Capital Share Transactions
Investor Shares	(233,854)	(369,214)
ETF Shares	1,575,707	2,278,982
Admiral Shares	1,612,644	2,264,130
Institutional Shares	745,071	1,034,231
Institutional Plus Shares	(10,169)	(860,619)
Net Increase (Decrease) from Capital Share Transactions	3,689,399	4,347,510
Total Increase (Decrease)	10,249,825	10,765,961
Net Assets
Beginning of Period	76,489,779	65,723,818
End of Period[1]	86,739,604	76,489,779
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($23,915,000) and ($25,443,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$35.92	$32.79	$33.72	$30.02	$22.47	$19.65
Investment Operations
Net Investment Income	.232	.472	.444	.387	.299	.286
Net Realized and Unrealized Gain (Loss)
on Investments	3.020	3.138	(.939)	3.697	7.560	2.818
Total from Investment Operations	3.252	3.610	(.495)	4.084	7.859	3.104
Distributions
Dividends from Net Investment Income	(. 232)	(. 480)	(. 435)	(. 384)	(. 309)	(. 284)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 232)	(. 480)	(. 435)	(. 384)	(. 309)	(. 284)
Net Asset Value, End of Period	$38.94	$35.92	$32.79	$33.72	$30.02	$22.47

Total Return[1]	9.06%	11.07%	-1.46%	13.60%	35.00%	15.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,245	$4,138	$4,140	$4,607	$4,797	$3,887
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.32%	1.42%	1.35%	1.30%	1.16%	1.36%
Portfolio Turnover Rate[2]	12%	15%	15%	11%	32%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$131.55	$120.07	$123.50	$109.96	$82.33	$71.99
Investment Operations
Net Investment Income	.937	1.877	1.793	1.609	1.255	1.173
Net Realized and Unrealized Gain (Loss)
on Investments	11.065	11.510	(3.457)	13.524	27.668	10.329
Total from Investment Operations	12.002	13.387	(1.664)	15.133	28.923	11.502
Distributions
Dividends from Net Investment Income	(.932)	(1.907)	(1.766)	(1.593)	(1.293)	(1.162)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.932)	(1.907)	(1.766)	(1.593)	(1.293)	(1.162)
Net Asset Value, End of Period	$142.62	$131.55	$120.07	$123.50	$109.96	$82.33

Total Return	9.13%	11.23%	-1.34%	13.76%	35.15%	15.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,566	$16,544	$12,984	$9,879	$6,728	$3,926
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.54%	1.47%	1.44%	1.31%	1.50%
Portfolio Turnover Rate[1]	12%	15%	15%	11%	32%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$162.94	$148.72	$152.97	$136.19	$101.97	$89.15
Investment Operations
Net Investment Income	1.159	2.325	2.214	1.987	1.550	1.450
Net Realized and Unrealized Gain (Loss)
on Investments	13.705	14.257	(4.284)	16.759	34.269	12.808
Total from Investment Operations	14.864	16.582	(2.070)	18.746	35.819	14.258
Distributions
Dividends from Net Investment Income	(1.154)	(2.362)	(2.180)	(1.966)	(1.599)	(1.438)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.154)	(2.362)	(2.180)	(1.966)	(1.599)	(1.438)
Net Asset Value, End of Period	$176.65	$162.94	$148.72	$152.97	$136.19	$101.97

Total Return[1]	9.13%	11.22%	-1.34%	13.76%	35.15%	15.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,029	$29,854	$25,061	$22,125	$10,251	$6,895
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.54%	1.47%	1.44%	1.31%	1.50%
Portfolio Turnover Rate[2]	12%	15%	15%	11%	32%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$35.99	$32.85	$33.79	$30.08	$22.52	$19.69
Investment Operations
Net Investment Income	.258	.516	.492	.442	.344	.325
Net Realized and Unrealized Gain (Loss)
on Investments	3.029	3.148	(.947)	3.704	7.571	2.827
Total from Investment Operations	3.287	3.664	(.455)	4.146	7.915	3.152
Distributions
Dividends from Net Investment Income	(. 257)	(. 524)	(. 485)	(. 436)	(. 355)	(. 322)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 257)	(. 524)	(. 485)	(. 436)	(. 355)	(. 322)
Net Asset Value, End of Period	$39.02	$35.99	$32.85	$33.79	$30.08	$22.52

Total Return	9.14%	11.23%	-1.33%	13.78%	35.17%	16.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,524	$14,540	$12,278	$11,172	$9,368	$7,057
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.45%	1.55%	1.48%	1.45%	1.32%	1.52%
Portfolio Turnover Rate[1]	12%	15%	15%	11%	32%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$177.51	$162.03	$166.65	$148.37	$111.08	$97.12
Investment Operations
Net Investment Income	1.282	2.564	2.461	2.210	1.726	1.624
Net Realized and Unrealized Gain (Loss)
on Investments	14.942	15.524	(4.657)	18.256	37.343	13.945
Total from Investment Operations	16.224	18.088	(2.196)	20.466	39.069	15.569
Distributions
Dividends from Net Investment Income	(1.274)	(2.608)	(2.424)	(2.186)	(1.779)	(1.609)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.274)	(2.608)	(2.424)	(2.186)	(1.779)	(1.609)
Net Asset Value, End of Period	$192.46	$177.51	$162.03	$166.65	$148.37	$111.08

Total Return	9.15%	11.24%	-1.30%	13.79%	35.20%	16.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,376	$11,415	$11,260	$11,144	$8,468	$5,428
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.46%	1.56%	1.50%	1.47%	1.34%	1.54%
Portfolio Turnover Rate[1]	12%	15%	15%	11%	32%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $5,668,000, representing 0.01% of the fund’s net assets and 2.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	86,459,963	—	—
Temporary Cash Investments	516,678	15,162	—
Futures Contracts—Assets[1]	155	—	—
Total	86,976,796	15,162	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	September 2017	945	165,006	(1,110)
E-mini S&P 500 Index	September 2017	922	111,603	(568)
				(1,678)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $1,396,218,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $3,040,152,000 to offset future net capital gains. Of this amount, $294,968,000 is subject to expiration on December 31, 2018. Capital losses of $2,745,184,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $65,484,511,000. Net unrealized appreciation of investment securities for tax purposes was $21,507,292,000, consisting of unrealized gains of $23,626,639,000 on securities that had risen in value since their purchase and $2,119,347,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $11,100,700,000 of investment securities and sold $7,494,946,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,867,290,000 and $2,358,316,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2017, such purchases and sales were $232,955,000 and $1,351,367,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	341,936	9,026	616,167	18,330
Issued in Lieu of Cash Distributions	24,334	634	54,065	1,566
Redeemed	(600,124)	(15,850)	(1,039,446)	(30,976)
Net Increase (Decrease)—Investor Shares	(233,854)	(6,190)	(369,214)	(11,080)
ETF Shares
Issued	3,960,146	28,126	7,988,239	63,350
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,384,439)	(16,700)	(5,709,257)	(45,725)
Net Increase (Decrease)—ETF Shares	1,575,707	11,426	2,278,982	17,625
Admiral Shares
Issued	3,950,783	22,987	6,296,858	41,232
Issued in Lieu of Cash Distributions	196,128	1,126	374,691	2,389
Redeemed	(2,534,267)	(14,705)	(4,407,419)	(28,904)
Net Increase (Decrease)—Admiral Shares	1,612,644	9,408	2,264,130	14,717
Institutional Shares
Issued	2,055,498	54,097	3,101,714	91,389
Issued in Lieu of Cash Distributions	99,789	2,594	191,284	5,520
Redeemed	(1,410,216)	(37,208)	(2,258,767)	(66,693)
Net Increase (Decrease)—Institutional Shares	745,071	19,483	1,034,231	30,216
Institutional Plus Shares
Issued	660,702	3,571	804,938	4,863
Issued in Lieu of Cash Distributions	79,542	419	164,477	965
Redeemed	(750,413)	(3,987)	(1,830,034)	(11,020)
Net Increase (Decrease)—
Institutional Plus Shares	(10,169)	3	(860,619)	(5,192)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VOT	VMGMX
Expense Ratio[1]	0.19%	0.07%	0.07%
30-Day SEC Yield	0.70%	0.82%	0.82%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	155	153	3,800
Median Market Cap	$13.9B	$13.9B	$59.8B
Price/Earnings Ratio	29.8x	29.8x	21.2x
Price/Book Ratio	4.0x	4.0x	2.9x
Return on Equity	14.7%	14.7%	16.3%
Earnings Growth Rate	13.1%	13.1%	10.0%
Dividend Yield	0.9%	0.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	0.8%	0.7%	2.6%
Consumer Goods	7.7	7.7	9.7
Consumer Services	11.0	11.0	13.1
Financials	19.0	19.0	20.4
Health Care	14.1	14.1	13.1
Industrials	23.7	23.8	12.9
Oil & Gas	4.8	4.8	5.5
Technology	17.5	17.5	17.5
Telecommunications	1.4	1.4	2.0
Utilities	0.0	0.0	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Mid Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.90
Beta	1.00	1.05
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Fiserv Inc.	Financial
	Administration	1.6%
Edwards Lifesciences
Corp.	Medical Supplies	1.5
Roper Technologies Inc.	Electrical Equipment	1.5
CR Bard Inc.	Medical Supplies	1.4
Lam Research Corp.	Semiconductors	1.4
Amphenol Corp.	Electrical
	Components &
	Equipment	1.4
Incyte Corp.	Biotechnology	1.4
Autodesk Inc.	Software	1.3
Moody's Corp.	Specialty Finance	1.2
Cerner Corp.	Software	1.2
Top Ten		13.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for
Admiral Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/24/2006	16.29%	13.58%	6.98%
ETF Shares	8/17/2006
Market Price		16.45	13.73	7.12
Net Asset Value		16.43	13.73	7.12
Admiral Shares	9/27/2011	16.44	13.72	13.93[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (0.7%)
*	Axalta Coating Systems
	Ltd.	1,327,531	42,534
	Arconic Inc.	1,341,557	30,386
			72,920
Consumer Goods (7.7%)
*	Electronic Arts Inc.	891,682	94,269
*	Mohawk Industries Inc.	384,702	92,979
	Church & Dwight Co.
	Inc.	1,518,053	78,756
	McCormick & Co. Inc.	689,669	67,250
*	LKQ Corp.	1,783,886	58,779
	Snap-on Inc.	352,990	55,772
	Hormel Foods Corp.	1,610,875	54,947
*	NVR Inc.	21,675	52,250
	Hanesbrands Inc.	2,218,142	51,372
*	WABCO Holdings Inc.	313,170	39,932
*	Lululemon Athletica Inc.	580,742	34,653
^	Polaris Industries Inc.	364,259	33,596
*,^	Under Armour Inc.
	Class A	1,128,056	24,546
*,^	Under Armour Inc.	1,141,847	23,020
*	Michael Kors Holdings
	Ltd.	828	30
			762,151
Consumer Services (11.0%)
	Expedia Inc.	757,134	112,775
*	Ulta Beauty Inc.	359,519	103,304
	MGM Resorts
	International	3,150,114	98,567
*	Dollar Tree Inc.	1,368,445	95,682
*	Chipotle Mexican Grill
	Inc. Class A	174,578	72,642
*,^	CarMax Inc.	1,127,906	71,126
	Ross Stores Inc.	1,193,724	68,914
	Alaska Air Group Inc.	752,822	67,573
	Wyndham Worldwide
	Corp.	635,532	63,814

*	Norwegian Cruise Line
	Holdings Ltd.	971,740	52,756
	Advance Auto Parts Inc.	427,198	49,807
	Tractor Supply Co.	783,221	42,458
	FactSet Research
	Systems Inc.	240,226	39,921
	Scripps Networks
	Interactive Inc. Class A	525,374	35,888
	Tiffany & Co.	360,388	33,830
	Domino’s Pizza Inc.	146,393	30,966
*	TripAdvisor Inc.	665,252	25,413
*	Hyatt Hotels Corp.
	Class A	202,625	11,389
	Signet Jewelers Ltd.	104,205	6,590
			1,083,415
Financials (18.9%)
	Moody’s Corp.	990,158	120,482
	Digital Realty Trust Inc.	972,997	109,900
	Essex Property Trust Inc.	399,468	102,771
	Equinix Inc.	237,265	101,825
	Equifax Inc.	732,059	100,599
*	SBA Communications
	Corp. Class A	738,742	99,656
	First Republic Bank	956,704	95,766
*	IHS Markit Ltd.	2,106,139	92,754
	Realty Income Corp.	1,662,882	91,758
	AvalonBay
	Communities Inc.	419,517	80,619
	Mid-America Apartment
	Communities Inc.	691,713	72,893
	Alexandria Real Estate
	Equities Inc.	554,674	66,822
	SL Green Realty Corp.	619,859	65,581
*	E*TRADE Financial
	Corp.	1,674,964	63,699
*	CBRE Group Inc.
	Class A	1,749,205	63,671
	Arthur J Gallagher & Co.	1,093,399	62,597
	Extra Space Storage Inc.	728,928	56,856
	MSCI Inc. Class A	550,982	56,746

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Federal Realty
	Investment Trust	439,980	55,609
	Regency Centers Corp.	880,552	55,158
	VEREIT Inc.	5,935,464	48,315
	SEI Investments Co.	870,172	46,798
	Brixmor Property Group
	Inc.	1,855,819	33,182
	Affiliated Managers
	Group Inc.	172,360	28,588
*	Liberty Broadband Corp.	325,968	28,278
*	SVB Financial Group	159,908	28,110
	Iron Mountain Inc.	763,621	26,238
	Invitation Homes Inc.	472,601	10,222
*	Liberty Broadband Corp.
	Class A	76,586	6,570
			1,872,063
Health Care (14.1%)
*	Edwards Lifesciences
	Corp.	1,277,657	151,070
	CR Bard Inc.	441,003	139,405
*	Incyte Corp.	1,059,966	133,460
*	BioMarin
	Pharmaceutical Inc.	1,062,575	96,503
	Dentsply Sirona Inc.	1,395,970	90,515
*	IDEXX Laboratories Inc.	536,669	86,629
*	Waters Corp.	462,997	85,117
*	Centene Corp.	996,690	79,616
*	Quintiles IMS Holdings
	Inc.	870,993	77,954
	Cooper Cos. Inc.	298,036	71,356
	ResMed Inc.	863,689	67,255
*	DaVita Inc.	948,158	61,403
*	Varian Medical Systems
	Inc.	559,878	57,774
*	Alkermes plc	933,068	54,090
*	Jazz Pharmaceuticals plc	347,410	54,022
*	Align Technology Inc.	220,061	33,036
*	Envision Healthcare Corp.	357,652	22,414
*	TESARO Inc.	114,825	16,059
*	Seattle Genetics Inc.	282,641	14,624
			1,392,302
Industrials (23.7%)
*	Fiserv Inc.	1,293,260	158,217
	Roper Technologies Inc.	621,335	143,858
	Amphenol Corp. Class A	1,860,826	137,366
	Waste Connections Inc.	1,605,441	103,423
	Vulcan Materials Co.	804,850	101,958
*	Mettler-Toledo
	International Inc.	157,298	92,576
	Martin Marietta
	Materials Inc.	382,329	85,099
	AMETEK Inc.	1,401,385	84,882
	Global Payments Inc.	928,550	83,867
	Alliance Data Systems
	Corp.	322,098	82,679

*	FleetCor Technologies
	Inc.	561,854	81,025
*	Verisk Analytics Inc.
	Class A	956,655	80,713
	Fastenal Co.	1,761,667	76,685
	TransDigm Group Inc.	285,184	76,677
	Masco Corp.	1,944,857	74,313
	Kansas City Southern	646,115	67,616
	Cintas Corp.	513,160	64,679
*	Vantiv Inc. Class A	986,810	62,505
	Expeditors International
	of Washington Inc.	1,097,340	61,978
	Fortune Brands Home &
	Security Inc.	937,016	61,131
	CH Robinson Worldwide
	Inc.	858,460	58,959
	Total System Services
	Inc.	1,008,899	58,768
*	Trimble Inc.	1,540,340	54,944
	Acuity Brands Inc.	268,605	54,602
	JB Hunt Transport
	Services Inc.	536,091	48,988
^	Wabtec Corp.	526,168	48,144
*	Sensata Technologies
	Holding NV	1,041,579	44,496
*	Stericycle Inc.	519,485	39,647
	Macquarie Infrastructure
	Corp.	476,598	37,365
	Robert Half International
	Inc.	735,361	35,246
*	United Rentals Inc.	257,152	28,984
	WW Grainger Inc.	151,075	27,274
*	First Data Corp. Class A	1,140,802	20,763
			2,339,427
Oil & Gas (4.8%)
*	Concho Resources Inc.	904,035	109,867
	Cabot Oil & Gas Corp.	2,835,270	71,109
	EQT Corp.	1,055,593	61,847
*	Cheniere Energy Inc.	1,231,625	59,992
	Cimarex Energy Co.	579,298	54,460
	Range Resources Corp.	1,507,015	34,918
	Targa Resources Corp.	654,688	29,592
*	Antero Resources Corp.	1,344,045	29,045
	Core Laboratories NV	134,482	13,619
*	Energen Corp.	147,867	7,300
			471,749
Technology (17.4%)
	Lam Research Corp.	982,213	138,914
*	Autodesk Inc.	1,274,798	128,525
*	Cerner Corp.	1,811,056	120,381
*	ServiceNow Inc.	1,034,579	109,665
	Skyworks Solutions Inc.	1,123,589	107,808
*	Red Hat Inc.	1,082,617	103,661
	Microchip Technology
	Inc.	1,317,733	101,703

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Workday Inc. Class A	798,419	77,447
*	Palo Alto Networks Inc.	532,516	71,256
*	Citrix Systems Inc.	874,452	69,589
*	Gartner Inc.	523,259	64,628
*	Twitter Inc.	3,560,909	63,633
*	ANSYS Inc.	520,727	63,362
	CDK Global Inc.	884,365	54,884
*	F5 Networks Inc.	394,102	50,075
*	Akamai Technologies
	Inc.	1,000,444	49,832
*	Qorvo Inc.	774,125	49,018
*,^	VeriSign Inc.	525,448	48,846
	Xilinx Inc.	755,403	48,587
*	Splunk Inc.	842,707	47,942
	KLA-Tencor Corp.	477,392	43,686
	Harris Corp.	371,019	40,471
	LogMeIn Inc.	320,350	33,476
*	Arista Networks Inc.	142,459	21,339
*	Premier Inc. Class A	315,292	11,350
*	Micron Technology Inc.	2,820	84
			1,720,162
Telecommunications (1.4%)
*	Level 3 Communications
	Inc.	1,760,765	104,413
*	Zayo Group Holdings Inc.	972,288	30,044
			134,457
Total Common Stocks
(Cost $8,171,985)			9,848,646
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.181%	768,231	76,838

	Face	Market
	Amount	Value •
	($000)	($000)
U. S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill,
0.990%–0.994%, 9/21/17	1,600	1,597
4 United States Treasury Bill,
0.909%, 10/5/17	700	698
		2,295
Total Temporary Cash Investments
(Cost $79,127)		79,133
Total Investments (100.5%)
(Cost $8,251,112)		9,927,779

		Amount
		($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard		636
Receivables for Accrued Income		4,830
Receivables for Capital Shares Issued		11,345
Other Assets		10
Total Other Assets		16,821
Liabilities
Payables for Investment Securities
Purchased		(15,949)
Collateral for Securities on Loan		(41,051)
Payables for Capital Shares Redeemed		(3,112)
Payables to Vanguard		(3,217)
Other Liabilities		(2)
Total Liabilities		(63,331)
Net Assets (100%)		9,881,269

Mid-Cap Growth Index Fund

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	8,703,687
Overdistributed Net Investment Income	(1,536)
Accumulated Net Realized Losses	(497,383)
Unrealized Appreciation (Depreciation)
Investment Securities	1,676,667
Futures Contracts	(166)
Net Assets	9,881,269

Investor Shares—Net Assets
Applicable to 11,032,797 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	510,435
Net Asset Value Per Share—
Investor Shares	$46.27

Amount
($000)
ETF Shares—Net Assets
Applicable to 37,802,146 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,447,646
Net Asset Value Per Share—
ETF Shares	$117.66

Admiral Shares—Net Assets
Applicable to 97,205,239 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,923,188
Net Asset Value Per Share—
Admiral Shares	$50.65

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,270,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $41,051,000 of collateral received for securities on loan.
4 Securities with a value of $1,197,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	34,671
Interest[1]	188
Securities Lending—Net	348
Total Income	35,207
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,106
Management and Administrative—Investor Shares	321
Management and Administrative—ETF Shares	638
Management and Administrative—Admiral Shares	700
Marketing and Distribution—Investor Shares	49
Marketing and Distribution—ETF Shares	94
Marketing and Distribution—Admiral Shares	204
Custodian Fees	24
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—ETF Shares	175
Shareholders’ Reports—Admiral Shares	89
Trustees’ Fees and Expenses	3
Total Expenses	3,437
Net Investment Income	31,770
Realized Net Gain (Loss)
Investment Securities Sold[1]	137,315
Futures Contracts	1,340
Realized Net Gain (Loss)	138,655
Change in Unrealized Appreciation (Depreciation)
Investment Securities	802,807
Futures Contracts	87
Change in Unrealized Appreciation (Depreciation)	802,894
Net Increase (Decrease) in Net Assets Resulting from Operations	973,319
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $183,000 and $4,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,770	62,533
Realized Net Gain (Loss)	138,655	162,893
Change in Unrealized Appreciation (Depreciation)	802,894	259,154
Net Increase (Decrease) in Net Assets Resulting from Operations	973,319	484,580
Distributions
Net Investment Income
Investor Shares	(1,391)	(3,384)
ETF Shares	(14,122)	(28,444)
Admiral Shares	(15,587)	(30,635)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(31,100)	(62,463)
Capital Share Transactions
Investor Shares	(2,065)	(107,077)
ETF Shares	448,252	91,799
Admiral Shares	533,441	389,750
Net Increase (Decrease) from Capital Share Transactions	979,628	374,472
Total Increase (Decrease)	1,921,847	796,589
Net Assets
Beginning of Period	7,959,422	7,162,833
End of Period[1]	9,881,269	7,959,422
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,536,000) and ($2,206,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$41.52	$39.22	$39.94	$35.46	$26.99	$23.43
Investment Operations
Net Investment Income	.130	.290	.268	.258	.169	.146
Net Realized and Unrealized Gain (Loss)
on Investments	4.746	2.299	(.719)	4.476	8.470	3.559
Total from Investment Operations	4.876	2.589	(.451)	4.734	8.639	3.705
Distributions
Dividends from Net Investment Income	(.126)	(.289)	(.269)	(.254)	(.169)	(.145)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.126)	(.289)	(.269)	(.254)	(.169)	(.145)
Net Asset Value, End of Period	$46.27	$41.52	$39.22	$39.94	$35.46	$26.99

Total Return[1]	11.75%	6.62%	-1.13%	13.35%	32.02%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$510	$460	$542	$562	$595	$483
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	0.66%	0.74%	0.70%	0.79%	0.57%	0.58%
Portfolio Turnover Rate[2]	18%	21%	23%	17%	64%	38%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$105.60	$99.75	$101.57	$90.20	$68.64	$59.61
Investment Operations
Net Investment Income	.397	.863	.805	.816	.556	.474
Net Realized and Unrealized Gain (Loss)
on Investments	12.048	5.848	(1.815)	11.359	21.558	9.029
Total from Investment Operations	12.445	6.711	(1.010)	12.175	22.114	9.503
Distributions
Dividends from Net Investment Income	(.385)	(.861)	(.810)	(.805)	(.554)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.385)	(.861)	(.810)	(.805)	(.554)	(.473)
Net Asset Value, End of Period	$117.66	$105.60	$99.75	$101.57	$90.20	$68.64

Total Return	11.79%	6.75%	-1.00%	13.49%	32.23%	15.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,448	$3,576	$3,302	$2,716	$1,896	$1,200
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.78%	0.86%	0.82%	0.93%	0.72%	0.72%
Portfolio Turnover Rate[1]	18%	21%	23%	17%	64%	38%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$45.46	$42.94	$43.72	$38.83	$29.55	$25.66
Investment Operations
Net Investment Income	.171	.370	.349	.350	.239	.205
Net Realized and Unrealized Gain (Loss)
on Investments	5.185	2.519	(.777)	4.886	9.279	3.889
Total from Investment Operations	5.356	2.889	(.428)	5.236	9.518	4.094
Distributions
Dividends from Net Investment Income	(.166)	(.369)	(.352)	(.346)	(.238)	(.204)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.166)	(.369)	(.352)	(.346)	(.238)	(.204)
Net Asset Value, End of Period	$50.65	$45.46	$42.94	$43.72	$38.83	$29.55

Total Return[1]	11.79%	6.75%	-0.98%	13.48%	32.22%	15.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,923	$3,923	$3,319	$2,264	$1,566	$913
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.78%	0.86%	0.82%	0.93%	0.72%	0.72%
Portfolio Turnover Rate[2]	18%	21%	23%	17%	64%	38%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $636,000, representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,848,646	—	—
Temporary Cash Investments	76,838	2,295	—
Futures Contracts—Assets[1]	10	—	—
Total	9,925,494	2,295	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Growth Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
E-mini S&P 500 Index	September 2017	133	16,099	(94)
E-mini S&P Mid-Cap 400 Index	September 2017	57	9,953	(72)
				(166)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $152,397,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $483,894,000 to offset future net capital gains. Of this amount, $73,214,000 is subject to expiration on December 31, 2018. Capital losses of $410,680,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $8,251,112,000. Net unrealized appreciation of investment securities for tax purposes was $1,676,667,000, consisting of unrealized gains of $1,988,739,000 on securities that had risen in value since their purchase and $312,072,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $2,034,842,000 of investment securities and sold $1,062,086,000 of investment securities, other than temporary cash investments. Purchases and sales include $711,326,000 and $265,269,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Growth Index Fund

The fund purchased securities from the sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2017, such purchases and sales were $177,993,000 and $278,630,000, respectively: these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	92,475	2,077	113,566	2,863
Issued in Lieu of Cash Distributions	1,342	30	3,280	81
Redeemed	(95,882)	(2,159)	(223,923)	(5,676)
Net Increase (Decrease)—Investor Shares	(2,065)	(52)	(107,077)	(2,732)
ETF Shares
Issued	720,021	6,239	861,826	8,286
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(271,769)	(2,300)	(770,027)	(7,525)
Net Increase (Decrease)—ETF Shares	448,252	3,939	91,799	761
Admiral Shares
Issued	919,862	18,830	1,261,332	29,101
Issued in Lieu of Cash Distributions	14,303	289	28,189	633
Redeemed	(400,724)	(8,224)	(899,771)	(20,724)
Net Increase (Decrease)—Admiral Shares	533,441	10,895	389,750	9,010

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VOE	VMVAX
Expense Ratio[1]	0.19%	0.07%	0.07%
30-Day SEC Yield	1.95%	2.07%	2.07%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	202	200	3,800
Median Market Cap	$13.0B	$13.0B	$59.8B
Price/Earnings Ratio	18.8x	18.8x	21.2x
Price/Book Ratio	2.1x	2.1x	2.9x
Return on Equity	20.6%	20.6%	16.3%
Earnings Growth Rate	7.4%	7.4%	10.0%
Dividend Yield	2.1%	2.1%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	15%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	7.0%	7.0%	2.6%
Consumer Goods	16.2	16.2	9.7
Consumer Services	11.5	11.5	13.1
Financials	26.1	26.1	20.4
Health Care	4.3	4.3	13.1
Industrials	10.7	10.7	12.9
Oil & Gas	3.8	3.8	5.5
Technology	9.8	9.8	17.5
Telecommunications	0.7	0.7	2.0
Utilities	9.9	9.9	3.2

Volatility Measures
	CRSP US	DJ
	Mid Cap	U.S. Total
	Value	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Newell Brands Inc.	Durable Household
	Products	1.4%
Western Digital Corp.	Computer Hardware	1.4
M&T Bank Corp.	Banks	1.2
KeyCorp	Banks	1.1
WEC Energy Group Inc. Multiutilities		1.0
Hartford Financial
Services Group Inc.	Full Line Insurance	1.0
Eversource Energy	Conventional
	Electricity	1.0
DTE Energy Co.	Conventional
	Electricity	1.0
Royal Caribbean Cruises
Ltd.	Recreational Services	1.0
Willis Towers Watson
plc	Insurance Brokers	1.0
Top Ten		11.1%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/24/2006	17.83%	15.52%	7.44%
ETF Shares	8/17/2006
Market Price		17.98	15.68	7.58
Net Asset Value		17.97	15.67	7.59
Admiral Shares	9/27/2011	17.96	15.67	16.49[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (7.0%)
Newmont Mining Corp.	4,265,876	138,172
* Freeport-McMoRan Inc.	10,417,107	125,109
Celanese Corp. Class A	1,115,683	105,923
Albemarle Corp.	886,058	93,515
Eastman Chemical Co.	1,050,065	88,195
International Flavors &
Fragrances Inc.	631,807	85,294
FMC Corp.	1,072,062	78,314
Mosaic Co.	2,807,627	64,098
Avery Dennison Corp.	708,524	62,612
CF Industries Holdings
Inc.	1,864,396	52,128
Reliance Steel &
Aluminum Co.	553,846	40,326
Arconic Inc.	1,761,467	39,897
WR Grace & Co.	546,279	39,338
* Alcoa Corp.	737,826	24,090
Westlake Chemical Corp.	309,461	20,489
		1,057,500
Consumer Goods (16.2%)
Newell Brands Inc.	3,864,856	207,234
Clorox Co.	1,030,400	137,290
Dr Pepper Snapple
Group Inc.	1,470,536	133,981
Conagra Brands Inc.	3,403,960	121,726
Molson Coors Brewing
Co. Class B	1,402,199	121,066
Whirlpool Corp.	591,782	113,397
Coach Inc.	2,249,457	106,489
JM Smucker Co.	884,932	104,714
Genuine Parts Co.	1,120,661	103,953
Hasbro Inc.	900,107	100,371
DR Horton Inc.	2,854,553	98,682
Delphi Automotive plc	1,071,498	93,917
Lennar Corp. Class A	1,624,773	86,633
Bunge Ltd.	1,123,168	83,788

	Lear Corp.	551,050	78,293
	Harley-Davidson Inc.	1,400,320	75,645
	Tyson Foods Inc.
	Class A	1,152,749	72,197
	BorgWarner Inc.	1,697,641	71,912
	PVH Corp.	624,168	71,467
	Leucadia National Corp.	2,591,294	67,788
	Coty Inc. Class A	3,588,859	67,327
	Mattel Inc.	2,739,416	58,980
	PulteGroup Inc.	2,270,551	55,697
	Lamb Weston Holdings
	Inc.	1,167,961	51,437
*	Michael Kors Holdings
	Ltd.	1,233,720	44,722
	Goodyear Tire &
	Rubber Co.	1,008,593	35,260
	Ingredion Inc.	286,963	34,209
	Ralph Lauren Corp.
	Class A	441,533	32,585
*,^	Pilgrim’s Pride Corp.	397,430	8,712
	Lennar Corp. Class B	75,793	3,408
			2,442,880
Consumer Services (11.5%)
	Royal Caribbean
	Cruises Ltd.	1,376,509	150,356
	Best Buy Co. Inc.	2,090,782	119,865
	Nielsen Holdings plc	2,858,597	110,513
	Whole Foods Market
	Inc.	2,556,842	107,669
	Darden Restaurants Inc.	994,789	89,969
	Wynn Resorts Ltd.	655,141	87,868
*	United Continental
	Holdings Inc.	1,069,311	80,466
	Aramark	1,953,084	80,037
*	Liberty Interactive Corp.
	QVC Group Class A	3,203,465	78,613
	Interpublic Group of
	Cos. Inc.	3,161,220	77,766

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	AmerisourceBergen
	Corp. Class A	654,949	61,912
	Macy’s Inc.	2,440,564	56,719
*	Liberty Media Corp-
	Liberty SiriusXM	1,338,158	55,801
	Kohl’s Corp.	1,378,123	53,292
	Staples Inc.	5,222,549	52,591
	Foot Locker Inc.	1,049,293	51,709
	News Corp. Class A	3,737,902	51,209
	Viacom Inc. Class B	1,408,486	47,283
	Nordstrom Inc.	933,535	44,651
	Tiffany & Co.	473,252	44,424
*	Discovery
	Communications Inc.	1,702,695	42,925
	Gap Inc.	1,919,309	42,206
	Bed Bath & Beyond Inc.	1,104,629	33,581
*	Discovery
	Communications Inc.
	Class A	1,232,241	31,829
*	Liberty Media Corp-
	Liberty SiriusXM	657,810	27,615
	H&R Block Inc.	829,794	25,649
*	AutoNation Inc.	283,847	11,967
	Signet Jewelers Ltd.	137,132	8,672
	News Corp. Class B	268,790	3,803
^	Viacom Inc. Class A	39,880	1,517
			1,732,477
Financials (26.0%)
	M&T Bank Corp.	1,107,933	179,430
	KeyCorp	8,769,440	164,339
	Hartford Financial
	Services Group Inc.	2,939,070	154,507
	Willis Towers Watson
	plc	1,027,481	149,457
	Principal Financial
	Group Inc.	2,305,858	147,736
	Citizens Financial
	Group Inc.	4,052,640	144,598
	Regions Financial Corp.	9,617,340	140,798
	Lincoln National Corp.	1,794,299	121,259
	Huntington Bancshares
	Inc.	8,698,042	117,598
	Invesco Ltd.	3,255,191	114,550
	Host Hotels & Resorts
	Inc.	5,918,186	108,125
	Comerica Inc.	1,415,662	103,683
*	Markel Corp.	105,976	103,418
	Annaly Capital
	Management Inc.	8,152,869	98,242
	FNF Group	2,069,555	92,778
*	Arch Capital Group Ltd.	983,867	91,785
	XL Group Ltd.	2,091,712	91,617
	Cincinnati Financial Corp.	1,251,978	90,706
	Unum Group	1,825,891	85,141

	UDR Inc.	2,139,136	83,362
	Raymond James
	Financial Inc.	1,037,032	83,191
	Duke Realty Corp.	2,844,801	79,512
	Ally Financial Inc.	3,674,250	76,792
	Western Union Co.	3,770,183	71,822
	Zions Bancorporation	1,621,397	71,196
*	Alleghany Corp.	117,206	69,714
	Torchmark Corp.	889,288	68,031
	Reinsurance Group of
	America Inc. Class A	515,247	66,153
	Nasdaq Inc.	924,937	66,124
	Macerich Co.	1,134,385	65,862
	Everest Re Group Ltd.	246,442	62,742
	AGNC Investment Corp.	2,844,920	60,568
	Camden Property Trust	700,923	59,936
	Kimco Realty Corp.	3,234,139	59,347
^	CIT Group Inc.	1,163,106	56,643
	Voya Financial Inc.	1,486,930	54,853
	WR Berkley Corp.	726,954	50,283
	New York Community
	Bancorp Inc.	3,714,150	48,767
	People’s United
	Financial Inc.	2,753,839	48,633
	Lazard Ltd. Class A	1,037,497	48,067
	Jones Lang LaSalle Inc.	361,985	45,248
	Axis Capital Holdings Ltd.	675,983	43,709
*	Athene Holding Ltd.
	Class A	829,370	41,145
	Affiliated Managers
	Group Inc.	226,192	37,516
*	Liberty Broadband Corp.	428,258	37,151
	Iron Mountain Inc.	1,004,665	34,520
	Assurant Inc.	219,485	22,758
*	Liberty Broadband Corp.
	Class A	100,273	8,603
			3,922,015
Health Care (4.3%)
*	Laboratory Corp. of
	America Holdings	818,423	126,152
	Quest Diagnostics Inc.	1,094,635	121,679
*	Henry Schein Inc.	634,656	116,155
*	Hologic Inc.	2,240,068	101,654
	Universal Health
	Services Inc. Class B	715,311	87,325
	Perrigo Co. plc	1,089,856	82,306
*	Mallinckrodt plc	397,784	17,825
			653,096
Industrials (10.7%)
	Rockwell Collins Inc.	1,299,208	136,521
	Ball Corp.	2,809,311	118,581
	WestRock Co.	2,008,869	113,823
	L3 Technologies Inc.	623,131	104,113
	Dover Corp.	1,245,491	99,913

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Textron Inc.	1,927,655	90,793
	Pentair plc	1,312,329	87,322
	Xylem Inc.	1,437,892	79,702
	Sealed Air Corp.	1,566,605	70,121
*	Crown Holdings Inc.	1,088,538	64,942
	ManpowerGroup Inc.	536,456	59,895
	Owens Corning	894,978	59,892
*	Arrow Electronics Inc.	710,497	55,717
	Jacobs Engineering
	Group Inc.	962,824	52,368
	Fluor Corp.	1,117,567	51,162
	Hubbell Inc. Class B	440,068	49,803
	Xerox Corp.	1,727,845	49,641
	Flowserve Corp.	1,044,162	48,480
	Allison Transmission
	Holdings Inc.	1,095,975	41,110
*	United Rentals Inc.	338,514	38,154
	WW Grainger Inc.	198,902	35,908
	Huntington Ingalls
	Industries Inc.	183,832	34,222
*	First Data Corp. Class A	1,502,170	27,340
	Avnet Inc.	500,485	19,459
	FLIR Systems Inc.	546,592	18,945
			1,607,927
Oil & Gas (3.8%)
	Tesoro Corp.	1,216,925	113,904
	National Oilwell Varco
	Inc.	3,040,466	100,153
	Marathon Oil Corp.	6,800,012	80,580
	Devon Energy Corp.	1,997,217	63,851
	OGE Energy Corp.	1,597,030	55,561
	Noble Energy Inc.	1,750,551	49,541
	Helmerich & Payne Inc.	780,828	42,430
*	Continental Resources
	Inc.	751,583	24,299
	HollyFrontier Corp.	710,175	19,508
*,^	Weatherford
	International plc	3,950,200	15,287
*	Energen Corp.	194,594	9,607
			574,721
Other (0.0%)[2]
*	Safeway Inc CVR
	(Casa Ley)
	Exp. 01/30/2018	1,233	—
*	Safeway Inc CVR (PDC)
	Exp. 01/30/2019	1,233	—
			—
Technology (9.7%)
	Western Digital Corp.	2,329,949	206,434
	Symantec Corp.	4,865,724	137,457
	Motorola Solutions Inc.	1,307,777	113,437
*	Dell Technologies Inc.
	Class V	1,661,552	101,537

Maxim Integrated
Products Inc.	2,260,453	101,494
Seagate Technology plc	2,373,067	91,956
* Synopsys Inc.	1,202,282	87,682
NetApp Inc.	2,167,606	86,813
CA Inc.	2,506,814	86,410
Juniper Networks Inc.	3,056,839	85,225
*,^ Advanced Micro
Devices Inc.	6,804,191	84,916
Xilinx Inc.	992,211	63,819
KLA-Tencor Corp.	626,887	57,366
Harris Corp.	487,647	53,193
Marvell Technology
Group Ltd.	3,008,407	49,699
Garmin Ltd.	753,598	38,456
* Nuance
Communications Inc.	1,152,237	20,060
		1,465,954
Telecommunications (0.7%)
CenturyLink Inc.	4,390,774	104,852

Utilities (9.9%)
WEC Energy Group Inc.	2,524,478	154,952
Eversource Energy	2,534,935	153,896
DTE Energy Co.	1,434,937	151,802
American Water Works
Co. Inc.	1,425,681	111,132
Entergy Corp.	1,435,840	110,229
Ameren Corp.	1,941,092	106,120
CMS Energy Corp.	2,243,378	103,756
CenterPoint Energy Inc.	3,275,325	89,678
ONEOK Inc.	1,687,780	88,035
Pinnacle West Capital
Corp.	892,532	76,008
Alliant Energy Corp.	1,822,709	73,218
SCANA Corp.	1,029,107	68,961
NiSource Inc.	2,597,567	65,874
AES Corp.	5,279,646	58,657
FirstEnergy Corp.	1,774,644	51,749
Avangrid Inc.	495,176	21,862
		1,485,929
Total Common Stocks
(Cost $12,690,046)		15,047,351
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[3,4] Vanguard Market
Liquidity Fund,
1.181%	374,371	37,445

Mid-Cap Value Index Fund

	Face	Market
	Amount	Value •
	($000)	($000)
U. S. Government and Agency Obligations (0.0%)
United States Treasury Bill,
0.982%, 9/7/17	1,000	998
United States Treasury Bill,
0.982%, 9/14/17	500	499
5 United States Treasury Bill,
0.990%–0.994%, 9/21/17	1,300	1,297
		2,794
Total Temporary Cash Investments
(Cost $40,236)		40,239
Total Investments (100.1%)
(Cost $12,730,282)		15,087,590

		Amount
		($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard		992
Receivables for Investment Securities Sold 34,777
Receivables for Accrued Income		25,389
Receivables for Capital Shares Issued		9,738
Other Assets		19
Total Other Assets		70,915
Liabilities
Payables for Investment Securities
Purchased		(14,883)
Collateral for Securities on Loan		(37,422)
Payables for Capital Shares Redeemed		(9,884)
Payables to Vanguard		(3,765)
Other Liabilities		(18,857)
Total Liabilities		(84,811)
Net Assets (100%)		15,073,694

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	13,281,053
Undistributed Net Investment Income	3,902
Accumulated Net Realized Losses	(568,409)
Unrealized Appreciation (Depreciation)
Investment Securities	2,357,308
Futures Contracts	(160)
Net Assets	15,073,694

Investor Shares—Net Assets
Applicable to 17,280,191 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	700,115
Net Asset Value Per Share—
Investor Shares	$40.52

ETF Shares—Net Assets
Applicable to 71,269,144 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,334,281
Net Asset Value Per Share—
ETF Shares	$102.91

Admiral Shares—Net Assets
Applicable to 132,050,962 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,039,298
Net Asset Value Per Share—
Admiral Shares	$53.31

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,062,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $37,422,000 of collateral received for securities on loan.
5 Securities with a value of $1,297,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	143,886
Interest[1]	156
Securities Lending—Net	68
Total Income	144,110
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,291
Management and Administrative—Investor Shares	498
Management and Administrative—ETF Shares	1,359
Management and Administrative—Admiral Shares	1,397
Marketing and Distribution—Investor Shares	77
Marketing and Distribution—ETF Shares	213
Marketing and Distribution—Admiral Shares	303
Custodian Fees	59
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—ETF Shares	353
Shareholders’ Reports—Admiral Shares	98
Trustees’ Fees and Expenses	5
Total Expenses	5,686
Net Investment Income	138,424
Realized Net Gain (Loss)
Investment Securities Sold	143,395
Futures Contracts	1,745
Realized Net Gain (Loss)	145,140
Change in Unrealized Appreciation (Depreciation)
Investment Securities	654,235
Futures Contracts	89
Change in Unrealized Appreciation (Depreciation)	654,324
Net Increase (Decrease) in Net Assets Resulting from Operations	937,888
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $145,000 and $6,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Operations
Net Investment Income	138,424	223,403
Realized Net Gain (Loss)	145,140	347,074
Change in Unrealized Appreciation (Depreciation)	654,324	992,104
Net Increase (Decrease) in Net Assets Resulting from Operations	937,888	1,562,581
Distributions
Net Investment Income
Investor Shares	(5,894)	(11,952)
ETF Shares	(65,796)	(112,242)
Admiral Shares	(61,350)	(103,729)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(133,040)	(227,923)
Capital Share Transactions
Investor Shares	(5,619)	3,843
ETF Shares	554,917	1,395,028
Admiral Shares	721,702	1,441,539
Net Increase (Decrease) from Capital Share Transactions	1,271,000	2,840,410
Total Increase (Decrease)	2,075,848	4,175,068
Net Assets
Beginning of Period	12,997,846	8,822,778
End of Period[1]	15,073,694	12,997,846
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,902,000 and ($1,482,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$38.24	$33.86	$35.19	$31.38	$23.16	$20.34
Investment Operations
Net Investment Income	. 352	. 675	. 658	. 539	. 441	. 423
Net Realized and Unrealized Gain (Loss)
on Investments	2.265	4.396	(1.341)	3.804	8.218	2.813
Total from Investment Operations	2.617	5.071	(.683)	4.343	8.659	3.236
Distributions
Dividends from Net Investment Income	(. 337)	(. 691)	(. 647)	(. 533)	(. 439)	(. 416)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 337)	(. 691)	(. 647)	(. 533)	(. 439)	(. 416)
Net Asset Value, End of Period	$40.52	$38.24	$33.86	$35.19	$31.38	$23.16

Total Return[1]	6.86%	15.11%	-1.91%	13.84%	37.42%	15.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$700	$666	$588	$628	$640	$487
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.90%	2.02%	2.01%	1.86%	1.80%	2.21%
Portfolio Turnover Rate[2]	15%	20%	20%	14%	46%	33%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$97.12	$85.99	$89.39	$79.73	$58.82	$51.67
Investment Operations
Net Investment Income	.953	1.822	1.785	1.504	1.232	1.156
Net Realized and Unrealized Gain (Loss)
on Investments	5.752	11.170	(3.427)	9.647	20.901	7.130
Total from Investment Operations	6.705	12.992	(1.642)	11.151	22.133	8.286
Distributions
Dividends from Net Investment Income	(.915)	(1.862)	(1.758)	(1.491)	(1.223)	(1.136)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.915)	(1.862)	(1.758)	(1.491)	(1.223)	(1.136)
Net Asset Value, End of Period	$102.91	$97.12	$85.99	$89.39	$79.73	$58.82

Total Return	6.92%	15.26%	-1.80%	13.98%	37.65%	16.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,334	$6,383	$4,351	$3,407	$2,256	$1,147
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.14%	2.13%	2.00%	1.95%	2.35%
Portfolio Turnover Rate[1]	15%	20%	20%	14%	46%	33%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$50.31	$44.54	$46.30	$41.30	$30.47	$26.77
Investment Operations
Net Investment Income	. 494	. 942	. 924.780		. 638	. 598
Net Realized and Unrealized Gain (Loss)
on Investments	2.980	5.791	(1.775)	4.994	10.826	3.692
Total from Investment Operations	3.474	6.733	(.851)	5.774	11.464	4.290
Distributions
Dividends from Net Investment Income	(. 474)	(. 963)	(. 909)	(.774)	(. 634)	(. 590)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 474)	(. 963)	(. 909)	(.774)	(. 634)	(. 590)
Net Asset Value, End of Period	$53.31	$50.31	$44.54	$46.30	$41.30	$30.47

Total Return[1]	6.92%	15.26%	-1.80%	13.98%	37.66%	16.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,039	$5,949	$3,884	$2,896	$1,753	$724
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.14%	2.13%	2.00%	1.95%	2.35%
Portfolio Turnover Rate[2]	15%	20%	20%	14%	46%	33%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Mid-Cap Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $992,000, representing 0.01% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,047,351	—	—
Temporary Cash Investments	37,445	2,794	—
Futures Contracts—Assets[1]	16	—	—
Total	15,084,812	2,794	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Value Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	17	2,058	(15)
E-mini S&P Mid-Cap 400 Index	September 2017	123	21,477	(145)
				(160)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $216,368,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $497,430,000 to offset future net capital gains. Of this amount, $4,037,000 is subject to expiration on December 31, 2018. Capital losses of $493,393,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $12,730,282,000. Net unrealized appreciation of investment securities for tax purposes was $2,357,308,000, consisting of unrealized gains of $2,755,233,000 on securities that had risen in value since their purchase and $397,925,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $2,952,320,000 of investment securities and sold $1,667,603,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,108,245,000 and $574,208,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Value Index Fund

The fund purchased securities from the sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2017, such purchases and sales were $244,558,000 and $467,684,000, respectively: these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	152,221	3,826	264,163	7,498
Issued in Lieu of Cash Distributions	5,651	141	11,559	319
Redeemed	(163,491)	(4,098)	(271,879)	(7,784)
Net Increase (Decrease)—Investor Shares	(5,619)	(131)	3,843	33
ETF Shares
Issued	1,134,342	11,172	2,771,953	30,304
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(579,425)	(5,625)	(1,376,925)	(15,175)
Net Increase (Decrease)—ETF Shares	554,917	5,547	1,395,028	15,129
Admiral Shares
Issued	1,483,754	28,284	2,478,125	53,386
Issued in Lieu of Cash Distributions	55,046	1,044	92,986	1,947
Redeemed	(817,098)	(15,537)	(1,129,572)	(24,259)
Net Increase (Decrease)—Admiral Shares	721,702	13,791	1,441,539	31,074

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,072.74	$1.08
ETF Shares	1,000.00	1,073.53	0.41
Admiral Shares	1,000.00	1,073.51	0.41
Institutional Shares	1,000.00	1,073.63	0.31
Institutional Plus Shares	1,000.00	1,073.59	0.26
Institutional Select Shares	1,000.00	1,073.87	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,090.64	$0.93
ETF Shares	1,000.00	1,091.32	0.31
Admiral Shares	1,000.00	1,091.34	0.31
Institutional Shares	1,000.00	1,091.45	0.26
Institutional Plus Shares	1,000.00	1,091.52	0.21
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,117.50	$1.00
ETF Shares	1,000.00	1,117.90	0.37
Admiral Shares	1,000.00	1,117.90	0.37
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,068.60	$0.97
ETF Shares	1,000.00	1,069.20	0.36
Admiral Shares	1,000.00	1,069.20	0.36

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2016	6/30/2017	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.75	$1.05
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.55	0.25
Institutional Select Shares	1,000.00	1,024.70	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.21% for Investor Shares, 0.08% for ETF Shares, 0.08% for Admiral Shares, 0.06%
for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.18%
for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus
Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the
Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP
US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450
Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US
Mid Cap Value Index thereafter.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by
Vanguard. Standard & Poor’s® and S&P® are
Institutional Investor Services > 800-523-1036	registered trademarks of Standard & Poor’s Financial
Text Telephone for People	Services LLC (“S&P”); Dow Jones® is a registered
Who Are Deaf or Hard of Hearing> 800-749-7273	trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); S&P® and S&P 500® are trademarks
This material may be used in conjunction	of S&P; and these trademarks have been licensed for
with the offering of shares of any Vanguard	use by SPDJI and sublicensed for certain purposes by
fund only if preceded or accompanied by	Vanguard. Vanguard product(s) are not sponsored,
endorsed, sold or promoted by SPDJI, Dow Jones,
the fund’s current prospectus.	S&P, or their respective affiliates and none of such
All comparative mutual fund data are from Lipper, a	parties make any representation regarding the
Thomson Reuters Company, or Morningstar, Inc., unless	advisability of investing in such product(s) nor do they
otherwise noted.	have any liability for any errors, omissions, or
interruptions of the index.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082017

Semiannual Report | June 30, 2017

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Growth Index Fund.	7
Value Index Fund.	27
Large-Cap Index Fund.	47
About Your Fund’s Expenses.	70
Trustees Approve Advisory Arrangements.	73
Glossary.	75

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Returns for the six months ended June 30, 2017, ranged from about 5% for Vanguard Value Index Fund to nearly 15% for Vanguard Growth Index Fund. Vanguard Large-Cap Index Fund, which contains both growth and value stocks, returned more than 9%.

• All three funds closely tracked their target indexes. The Large-Cap Index Fund surpassed the average return of its peers, while the Growth Index and Value Index Funds trailed their peer-group averages.

• Large-capitalization stocks outperformed their mid- and small-cap counterparts, and growth stocks outpaced value.

• Technology stocks were the top contributors for the Large-Cap Index and Growth Index Funds. Health care stocks added the most to the Value Index Fund. Oil & gas and telecommunications were the worst-performing sectors for all three funds.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Growth Index Fund
Investor Shares	14.67%
ETF Shares
Market Price	14.71
Net Asset Value	14.76
Admiral™ Shares	14.75
Institutional Shares	14.75
CRSP US Large Cap Growth Index	14.79
Large-Cap Growth Funds Average	15.22
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Value Index Fund
Investor Shares	5.07%
ETF Shares
Market Price	5.13
Net Asset Value	5.15
Admiral Shares	5.14
Institutional Shares	5.14
CRSP US Large Cap Value Index	5.17
Large-Cap Value Funds Average	5.62
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	9.49%
ETF Shares
Market Price	9.49
Net Asset Value	9.55
Admiral Shares	9.56
Institutional Shares	9.56
CRSP US Large Cap Index	9.58
Large-Cap Core Funds Average	8.64
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF®
Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.18%	0.06%	0.06%	0.05%	1.14%
Value Index Fund	0.18	0.06	0.06	0.05	1.09
Large-Cap Index Fund	0.18	0.06	0.06	0.05	1.07

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.18% for Investor Shares,
0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares; for the Value Index Fund, 0.18% for Investor Shares,
0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares; and for the Large-Cap Index Fund, 0.18% for Investor
Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap
Index Fund, Large-Cap Core Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

3

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
			Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

4

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

5

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

6

Growth Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIGRX	VUG	VIGAX	VIGIX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%
30-Day SEC Yield	1.20%	1.32%	1.32%	1.33%

Portfolio Characteristics
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	321	312	3,800
Median Market Cap	$84.4B	$84.4B	$59.8B
Price/Earnings Ratio	26.0x	26.0x	21.2x
Price/Book Ratio	4.9x	4.9x	2.9x
Return on Equity	25.9%	25.9%	16.3%
Earnings Growth Rate	12.3%	12.3%	10.0%
Dividend Yield	1.3%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.0%	1.0%	2.6%
Consumer Goods	11.1	11.1	9.7
Consumer Services	20.9	20.9	13.1
Financials	12.7	12.7	20.4
Health Care	14.0	13.9	13.1
Industrials	11.5	11.5	12.9
Oil & Gas	3.2	3.2	5.5
Technology	25.2	25.3	17.5
Telecommunications	0.4	0.4	2.0
Utilities	0.0	0.0	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.91
Beta	1.00	1.03
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	6.7%
Alphabet Inc.	Internet	5.4
Amazon.com Inc.	Broadline Retailers	3.9
Facebook Inc.	Internet	3.5
Comcast Corp.	Broadcasting &
	Entertainment	1.8
Home Depot Inc.	Home Improvement
	Retailers	1.8
Philip Morris
International Inc.	Tobacco	1.8
Visa Inc.	Consumer Finance	1.7
Coca-Cola Co.	Soft Drinks	1.7
Walt Disney Co.	Broadcasting &
	Entertainment	1.6
Top Ten		29.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for
Admiral Shares, and 0.05% for Institutional Shares.

7

Growth Index Fund

Investment Focus

8

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	20.00%	14.70%	8.65%
ETF Shares	1/26/2004
Market Price		20.19	14.87	8.81
Net Asset Value		20.15	14.86	8.80
Admiral Shares	11/13/2000	20.14	14.86	8.80
Institutional Shares	5/14/1998	20.14	14.87	8.82

See Financial Highlights for dividend and capital gains information.

9

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.0%)
	Praxair Inc.	1,816,571	240,787
	Ecolab Inc.	1,662,059	220,638
	International Flavors &
	Fragrances Inc.	503,207	67,933
*	Axalta Coating
	Systems Ltd.	1,385,233	44,383
	Arconic Inc.	1,401,296	31,739
	WR Grace & Co.	434,561	31,293
			636,773
Consumer Goods (11.1%)
	Philip Morris
	International Inc.	9,885,173	1,161,013
	Coca-Cola Co.	24,473,792	1,097,650
	NIKE Inc. Class B	8,410,959	496,247
	Altria Group Inc.	6,147,054	457,771
	Colgate-Palmolive Co.	5,621,811	416,745
	Reynolds American Inc.	5,449,061	354,407
	Kraft Heinz Co.	3,875,669	331,912
	Monsanto Co.	2,792,362	330,504
*,^	Tesla Inc.	783,978	283,494
	Activision Blizzard Inc.	4,556,668	262,327
*	Electronic Arts Inc.	1,863,300	196,988
	Constellation Brands
	Inc. Class A	981,876	190,219
	Newell Brands Inc.	3,074,193	164,838
	Estee Lauder Cos. Inc.
	Class A	1,424,803	136,753
*	Monster Beverage Corp.	2,710,358	134,651
*	Mohawk Industries Inc.	402,202	97,208
	Hershey Co.	872,123	93,640
	Church & Dwight Co.
	Inc.	1,587,594	82,364
	McCormick & Co. Inc.	721,418	70,345
	Stanley Black &
	Decker Inc.	486,549	68,472
*	LKQ Corp.	1,861,964	61,352
	Snap-on Inc.	368,483	58,220

	Hormel Foods Corp.	1,681,350	57,351
	Brown-Forman Corp.
	Class B	1,160,938	56,422
*	NVR Inc.	22,646	54,591
	Clorox Co.	409,509	54,563
^	Hanesbrands Inc.	2,315,116	53,618
	Coty Inc. Class A	2,851,813	53,500
*	WABCO Holdings Inc.	327,672	41,781
	DR Horton Inc.	1,134,269	39,212
*	Lululemon Athletica Inc.	606,694	36,201
	Lennar Corp. Class A	676,655	36,079
^	Polaris Industries Inc.	380,629	35,105
*,^	Under Armour Inc.
	Class A	1,178,624	25,647
*,^	Under Armour Inc.	1,197,945	24,151
	VF Corp.	758	44
	BorgWarner Inc.	594	25
*	Michael Kors Holdings Ltd.	432	16
			7,115,426
Consumer Services (20.9%)
*	Amazon.com Inc.	2,585,809	2,503,063
	Comcast Corp. Class A	30,126,893	1,172,539
	Home Depot Inc.	7,609,301	1,167,267
	Walt Disney Co.	9,461,810	1,005,317
	McDonald’s Corp.	5,187,758	794,557
*	Priceline Group Inc.	312,722	584,953
	Starbucks Corp.	8,755,765	510,549
	Walgreens Boots
	Alliance Inc.	5,847,061	457,883
	Costco Wholesale Corp.	2,793,828	446,817
*	Charter Communications
	Inc. Class A	1,277,121	430,198
	Lowe’s Cos. Inc.	5,456,929	423,076
*	Netflix Inc.	2,606,163	389,387
	TJX Cos. Inc.	3,897,319	281,269
	Time Warner Inc.	2,345,179	235,479
	Southwest Airlines Co.	3,462,350	215,150
	Marriott International
	Inc. Class A	1,808,110	181,371
	Yum! Brands Inc.	2,215,906	163,445

10

Growth Index Fund

			Market
			Value•
		Shares	($000)
	CBS Corp. Class B	2,272,203	144,921
	Ross Stores Inc.	2,494,815	144,026
*	O’Reilly Automotive Inc.	579,223	126,699
	Dollar General Corp.	1,749,795	126,143
	Royal Caribbean
	Cruises Ltd.	1,095,309	119,641
	Expedia Inc.	791,490	117,892
*	Ulta Beauty Inc.	375,772	107,974
*	AutoZone Inc.	180,862	103,175
	MGM Resorts
	International	3,292,886	103,034
*	Dollar Tree Inc.	1,430,899	100,048
	Twenty-First Century
	Fox Inc. Class A	3,347,669	94,873
*	DISH Network Corp.
	Class A	1,376,320	86,378
	Las Vegas Sands Corp.	1,261,695	80,610
	Carnival Corp.	1,196,525	78,456
*	Chipotle Mexican Grill
	Inc. Class A	182,603	75,981
*	CarMax Inc.	1,179,990	74,410
	Alaska Air Group Inc.	785,881	70,541
	Wynn Resorts Ltd.	521,786	69,982
	Wyndham Worldwide
	Corp.	663,420	66,614
*	Norwegian Cruise Line
	Holdings Ltd.	1,014,273	55,065
	Advance Auto Parts Inc.	445,901	51,988
^	Sirius XM Holdings Inc.	8,920,398	48,795
	Tractor Supply Co.	817,365	44,309
	FactSet Research
	Systems Inc.	251,045	41,719
	Hilton Worldwide
	Holdings Inc.	672,697	41,606
	L Brands Inc.	770,175	41,505
	Foot Locker Inc.	836,340	41,215
	Scripps Networks
	Interactive Inc. Class A	548,784	37,487
	Twenty-First Century
	Fox Inc.	1,270,367	35,405
	Tiffany & Co.	376,677	35,359
	Domino’s Pizza Inc.	152,766	32,315
*	TripAdvisor Inc.	694,990	26,549
*	Hyatt Hotels Corp.
	Class A	211,289	11,877
	Signet Jewelers Ltd.	108,616	6,869
	CBS Corp. Class A	2,760	179
	Nielsen Holdings plc	990	38
*	Discovery
	Communications Inc.	612	15
*	Discovery Communications
	Inc. Class A	432	11
			13,406,024

Financials (12.6%)
	Visa Inc. Class A	11,750,582	1,101,970
	Mastercard Inc. Class A	6,037,558	733,261
	American Tower
	Corporation	2,705,584	358,003
	Charles Schwab Corp.	7,657,782	328,978
	BlackRock Inc.	771,536	325,904
	Simon Property
	Group Inc.	1,986,731	321,374
	Marsh & McLennan
	Cos. Inc.	3,272,677	255,138
	Intercontinental
	Exchange Inc.	3,768,666	248,430
	S&P Global Inc.	1,641,257	239,607
	Crown Castle
	International Corp.	2,330,419	233,461
	Aon plc	1,668,430	221,818
	Equinix Inc.	495,971	212,851
	Prologis Inc.	3,369,372	197,580
	Public Storage	940,099	196,039
	Welltower Inc.	2,329,798	174,385
	AvalonBay
	Communities Inc.	876,807	168,496
	Weyerhaeuser Co.	4,784,875	160,293
	Ventas Inc.	2,258,330	156,909
	Moody’s Corp.	1,035,086	125,949
	Boston Properties Inc.	979,366	120,482
	Digital Realty Trust Inc.	1,017,146	114,887
	T. Rowe Price Group Inc. 1,459,342		108,298
	Essex Property Trust Inc. 417,569		107,428
	Equifax Inc.	765,331	105,172
*	SBA Communications
	Corp. Class A	772,410	104,198
	Vornado Realty Trust	1,084,938	101,876
	First Republic Bank	1,000,428	100,143
*	IHS Markit Ltd.	2,202,043	96,978
	Realty Income Corp.	1,738,730	95,943
*	Markel Corp.	84,389	82,352
	Mid-America Apartment
	Communities Inc.	723,421	76,234
	TD Ameritrade Holding
	Corp.	1,682,240	72,319
	Alexandria Real Estate
	Equities Inc.	580,236	69,901
	SL Green Realty Corp.	647,104	68,464
*	E*TRADE Financial
	Corp.	1,748,350	66,490
*	CBRE Group Inc.
	Class A	1,825,817	66,460
	UDR Inc.	1,700,020	66,250
	Arthur J Gallagher & Co.	1,141,242	65,336
	Extra Space Storage Inc.	760,803	59,343
	MSCI Inc. Class A	575,323	59,252

11

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Federal Realty
	Investment Trust	459,287	58,049
	Regency Centers Corp.	919,030	57,568
	Iron Mountain Inc.	1,595,193	54,811
	VEREIT Inc.	6,194,099	50,420
	SEI Investments Co.	908,609	48,865
	Comerica Inc.	562,408	41,191
	Jones Lang LaSalle Inc.	288,035	36,004
	Brixmor Property
	Group Inc.	1,940,864	34,703
	Raymond James
	Financial Inc.	413,149	33,143
	Affiliated Managers
	Group Inc.	180,297	29,904
*	Liberty Broadband Corp.	340,931	29,576
*	SVB Financial Group	167,208	29,393
	Camden Property Trust	278,214	23,790
	Invitation Homes Inc.	491,369	10,628
*	Liberty Broadband Corp.
	Class A	78,875	6,767
	HCP Inc.	1,296	41
	GGP Inc.	1,728	41
	Kimco Realty Corp.	1,116	20
			8,113,166
Health Care (13.9%)
	Medtronic plc	8,712,703	773,252
	AbbVie Inc.	10,130,157	734,538
*	Celgene Corp.	4,969,687	645,413
	Gilead Sciences Inc.	8,316,793	588,663
	Bristol-Myers
	Squibb Co.	10,484,188	584,179
	Allergan plc	2,137,703	519,654
	Thermo Fisher
	Scientific Inc.	2,490,241	434,472
	Amgen Inc.	2,340,361	403,080
*	Biogen Inc.	1,350,221	366,396
	Becton Dickinson
	and Co.	1,438,916	280,747
	Stryker Corp.	1,903,222	264,129
*	Regeneron
	Pharmaceuticals Inc.	498,260	244,716
*	Boston Scientific Corp.	8,716,533	241,622
*	Intuitive Surgical Inc.	234,518	219,361
*	Vertex
	Pharmaceuticals Inc.	1,585,768	204,358
	Zoetis Inc.	3,122,622	194,789
*	Alexion
	Pharmaceuticals Inc.	1,357,613	165,181
*	Illumina Inc.	929,160	161,228
*	Edwards
	Lifesciences Corp.	1,335,138	157,867
	CR Bard Inc.	460,839	145,676
*	Incyte Corp.	1,107,793	139,482
*	Mylan NV	3,240,790	125,808

*	BioMarin
	Pharmaceutical Inc.	1,111,068	100,907
*	Laboratory Corp.
	of America Holdings	650,702	100,299
	Dentsply Sirona Inc.	1,457,918	94,531
	Baxter International Inc.	1,556,800	94,249
*	Henry Schein Inc.	505,313	92,482
*	IDEXX Laboratories Inc.	561,264	90,599
*	Waters Corp.	484,036	88,985
*	Centene Corp.	1,042,359	83,264
*	Quintiles IMS
	Holdings Inc.	911,046	81,539
	Cooper Cos. Inc.	311,765	74,643
	ResMed Inc.	901,596	70,207
*	DaVita Inc.	989,796	64,099
*	Varian Medical
	Systems Inc.	584,400	60,304
*	Alkermes plc	974,004	56,463
*	Jazz Pharmaceuticals plc	362,601	56,385
	Universal Health
	Services Inc. Class B	284,775	34,765
*	Align Technology Inc.	229,775	34,494
*	Envision Healthcare Corp. 374,424		23,465
*	TESARO Inc.	119,525	16,717
*	Seattle Genetics Inc.	295,510	15,290
*	Mallinckrodt plc	314,700	14,102
			8,942,400
Industrials (11.5%)
	3M Co.	3,801,321	791,397
	Union Pacific Corp.	5,139,051	559,694
	Accenture plc Class A	3,947,135	488,182
	United Parcel Service
	Inc. Class B	4,384,397	484,870
*	PayPal Holdings Inc.	7,263,604	389,838
	Boeing Co.	1,824,412	360,777
	Automatic Data
	Processing Inc.	2,705,173	277,172
	Sherwin-Williams Co.	533,309	187,170
	Fidelity National
	Information
	Services Inc.	2,103,510	179,640
	Danaher Corp.	1,987,242	167,703
	FedEx Corp.	765,620	166,392
*	Fiserv Inc.	1,351,507	165,343
	Roper Technologies Inc.	649,313	150,335
	Amphenol Corp.
	Class A	1,945,016	143,581
	Rockwell
	Automation Inc.	820,016	132,810
	Illinois Tool Works Inc.	879,597	126,002
	Fortive Corp.	1,985,690	125,793
	Agilent
	Technologies Inc.	2,051,636	121,683
	Paychex Inc.	2,058,121	117,189
	Waste Connections Inc.	1,678,476	108,127

12

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Vulcan Materials Co.	841,400	106,589
*	Mettler-Toledo
	International Inc.	164,436	96,777
	Martin Marietta
	Materials Inc.	399,769	88,981
	AMETEK Inc.	1,465,396	88,759
	Global Payments Inc.	971,165	87,716
	Alliance Data
	Systems Corp.	336,810	86,456
*	FleetCor Technologies Inc.	587,680	84,749
*	Verisk Analytics
	Inc. Class A	1,000,436	84,407
	Fastenal Co.	1,842,658	80,211
	TransDigm Group Inc.	298,215	80,181
	Masco Corp.	2,034,326	77,732
	Textron Inc.	1,532,768	72,193
	Kansas City Southern	674,552	70,592
	Cintas Corp.	535,645	67,513
*	Vantiv Inc. Class A	1,030,185	65,252
	Expeditors International
	of Washington Inc.	1,145,390	64,692
	Fortune Brands Home
	& Security Inc.	978,058	63,809
	CH Robinson
	Worldwide Inc.	896,085	61,543
	Total System
	Services Inc.	1,053,020	61,338
*	Trimble Inc.	1,607,740	57,348
	Acuity Brands Inc.	280,386	56,997
	JB Hunt Transport
	Services Inc.	559,354	51,114
^	Wabtec Corp.	549,148	50,247
*	Sensata Technologies
	Holding NV	1,087,908	46,475
*	First Data Corp. Class A	2,383,133	43,373
*	Stericycle Inc.	542,154	41,377
	Hubbell Inc. Class B	350,392	39,654
	Macquarie
	Infrastructure Corp.	497,839	39,031
	Robert Half
	International Inc.	768,203	36,820
*	United Rentals Inc.	268,692	30,284
	WW Grainger Inc.	158,159	28,552
	Sealed Air Corp.	623,740	27,919
	Huntington Ingalls
	Industries Inc.	146,394	27,253
	Owens Corning	356,787	23,876
	FLIR Systems Inc.	434,504	15,060
			7,348,568
Oil & Gas (3.2%)
	Schlumberger Ltd.	8,843,462	582,254
	EOG Resources Inc.	3,673,587	332,533
	Pioneer Natural
	Resources Co.	1,082,337	172,719

	Anadarko Petroleum
	Corp.	3,565,558	161,662
*	Concho Resources Inc.	944,886	114,832
	Halliburton Co.	2,624,428	112,089
	Williams Cos. Inc.	2,628,627	79,595
	Noble Energy Inc.	2,788,549	78,916
	Cabot Oil & Gas Corp.	2,965,715	74,380
	EQT Corp.	1,101,827	64,556
*	Cheniere Energy Inc.	1,285,462	62,615
	Cimarex Energy Co.	604,712	56,849
	Range Resources Corp.	1,574,572	36,483
	Targa Resources Corp.	683,829	30,909
*	Antero Resources Corp.	1,405,007	30,362
*	Continental
	Resources Inc.	598,762	19,358
^	Core Laboratories NV	141,442	14,324
*	Energen Corp.	153,649	7,586
			2,032,022
Technology (25.2%)
	Apple Inc.	29,865,475	4,301,226
*	Facebook Inc. Class A	15,050,914	2,272,387
*	Alphabet Inc. Class A	1,894,278	1,761,072
*	Alphabet Inc. Class C	1,877,057	1,705,738
	Broadcom Ltd.	2,554,174	595,250
	NVIDIA Corp.	3,597,619	520,072
	Oracle Corp.	9,820,601	492,405
	Texas Instruments Inc.	6,341,752	487,871
*	Adobe Systems Inc.	3,148,572	445,334
*	salesforce.com Inc.	4,306,556	372,948
	Applied Materials Inc.	6,871,879	283,877
	Cognizant Technology
	Solutions Corp.
	Class A	3,749,205	248,947
	Intuit Inc.	1,549,700	205,816
*	Micron Technology Inc.	6,691,191	199,799
	Analog Devices Inc.	2,322,928	180,724
	Lam Research Corp.	1,026,505	145,179
*	Autodesk Inc.	1,332,142	134,307
*	Cerner Corp.	1,892,816	125,815
*	ServiceNow Inc.	1,081,368	114,625
	Skyworks Solutions Inc.	1,174,704	112,713
*	Red Hat Inc.	1,131,850	108,375
	Microchip
	Technology Inc.	1,377,885	106,345
	Xilinx Inc.	1,579,331	101,583
	KLA-Tencor Corp.	998,253	91,350
	Harris Corp.	776,202	84,668
*	Workday Inc. Class A	835,044	80,999
	Maxim Integrated
	Products Inc.	1,799,548	80,800
*	Palo Alto Networks Inc.	557,002	74,532
*	Citrix Systems Inc.	912,983	72,655
*	Gartner Inc.	546,283	67,471
*	Twitter Inc.	3,716,999	66,423

13

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	ANSYS Inc.	543,615	66,147
	CDK Global Inc.	923,063	57,285
*	F5 Networks Inc.	411,420	52,275
*	Akamai
	Technologies Inc.	1,044,068	52,005
*	Qorvo Inc.	808,088	51,168
*,^	VeriSign Inc.	549,598	51,091
*	Splunk Inc.	879,488	50,034
	LogMeIn Inc.	334,425	34,947
	Juniper Networks Inc.	1,214,677	33,865
*,^	VMware Inc. Class A	344,935	30,158
*,^	Snap Inc.	1,519,743	27,006
*	Arista Networks Inc.	149,072	22,329
*	Premier Inc. Class A	327,886	11,804
	QUALCOMM Inc.	4,104	227
			16,181,647
Telecommunications (0.4%)
*	T-Mobile US Inc.	1,851,121	112,215
*	Level 3
	Communications Inc.	1,840,530	109,144
*	Zayo Group Holdings Inc.	1,016,388	31,406
			252,765
Total Common Stocks
(Cost $40,208,576)			64,028,791
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.181%	3,585,757	358,647

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States
	Treasury Bill,
	0.982%, 9/7/17	1,900	1,897
4	United States
	Treasury Bill, 0.980%,
	10/5/17	3,000	2,992
4	United States
	Treasury Bill,
	1.056%, 11/24/17	1,000	996
			5,885
Total Temporary Cash Investments
(Cost $364,495)			364,532
Total Investments (100.4%)
(Cost $40,573,071)			64,393,323

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	4,244
Receivables for Investment Securities Sold 3,141
Receivables for Accrued Income	50,451
Receivables for Capital Shares Issued	34,530
Other Assets	49
Total Other Assets	92,415
Liabilities
Payables for Investment
Securities Purchased	(15,653)
Collateral for Securities on Loan	(228,699)
Payables for Capital Shares Redeemed	(47,819)
Payables to Vanguard	(30,451)
Other Liabilities	(626)
Total Liabilities	(323,248)
Net Assets (100%)	64,162,490

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	41,709,330
Overdistributed Net Investment Income	(10,091)
Accumulated Net Realized Losses	(1,356,432)
Unrealized Appreciation (Depreciation)
Investment Securities	23,820,252
Futures Contracts	(569)
Net Assets	64,162,490

Investor Shares—Net Assets
Applicable to 50,474,186 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,300,596
Net Asset Value Per Share—
Investor Shares	$65.39

ETF Shares—Net Assets
Applicable to 212,883,739 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	27,039,484
Net Asset Value Per Share—
ETF Shares	$127.02

14

Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 341,754,955 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	22,344,180
Net Asset Value Per Share—
Admiral Shares	$65.38

Institutional Shares—Net Assets
Applicable to 175,550,427 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,478,230
Net Asset Value Per Share—
Institutional Shares	$65.38

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $220,134,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $228,699,000 of collateral received for securities on loan.
4 Securities with a value of $4,937,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2017
($000)
Investment Income
Income
Dividends	388,600
Interest[1]	615
Securities Lending—Net	1,901
Total Income	391,116
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,984
Management and Administrative—Investor Shares	2,323
Management and Administrative—ETF Shares	5,330
Management and Administrative—Admiral Shares	4,160
Management and Administrative—Institutional Shares	2,026
Marketing and Distribution—Investor Shares	251
Marketing and Distribution—ETF Shares	578
Marketing and Distribution—Admiral Shares	838
Marketing and Distribution—Institutional Shares	116
Custodian Fees	226
Shareholders’ Reports—Investor Shares	144
Shareholders’ Reports—ETF Shares	713
Shareholders’ Reports—Admiral Shares	267
Shareholders’ Reports—Institutional Shares	35
Trustees’ Fees and Expenses	19
Total Expenses	19,010
Net Investment Income	372,106
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,730,820
Futures Contracts	6,463
Realized Net Gain (Loss)	1,737,283
Change in Unrealized Appreciation (Depreciation)
Investment Securities	5,945,566
Futures Contracts	691
Change in Unrealized Appreciation (Depreciation)	5,946,257
Net Increase (Decrease) in Net Assets Resulting from Operations	8,055,646
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $593,000 and $7,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	372,106	723,999
Realized Net Gain (Loss)	1,737,283	1,085,171
Change in Unrealized Appreciation (Depreciation)	5,946,257	1,226,950
Net Increase (Decrease) in Net Assets Resulting from Operations	8,055,646	3,036,120
Distributions
Net Investment Income
Investor Shares	(16,839)	(38,216)
ETF Shares	(152,944)	(308,113)
Admiral Shares	(125,227)	(251,588)
Institutional Shares	(64,985)	(135,867)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(359,995)	(733,784)
Capital Share Transactions
Investor Shares	(47,913)	(232,244)
ETF Shares	757,885	1,406,111
Admiral Shares	1,056,826	1,031,953
Institutional Shares	371,606	(80,462)
Net Increase (Decrease) from Capital Share Transactions	2,138,404	2,125,358
Total Increase (Decrease)	9,834,055	4,427,694
Net Assets
Beginning of Period	54,328,435	49,900,741
End of Period[1]	64,162,490	54,328,435
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,091,000) and ($22,202,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$57.32	$54.78	$53.71	$47.87	$36.65	$31.79
Investment Operations
Net Investment Income	.346	.720	.652	.579	.508	.509
Net Realized and Unrealized Gain (Loss)
on Investments	8.057	2.548	1.054	5.837	11.219	4.853
Total from Investment Operations	8.403	3.268	1.706	6.416	11.727	5.362
Distributions
Dividends from Net Investment Income	(.333)	(.728)	(.636)	(.576)	(.507)	(.502)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.333)	(.728)	(.636)	(.576)	(.507)	(.502)
Net Asset Value, End of Period	$65.39	$57.32	$54.78	$53.71	$47.87	$36.65

Total Return[1]	14.67%	5.99%	3.17%	13.47%	32.16%	16.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,301	$2,938	$3,038	$3,270	$3,630	$3,105
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.17%	1.31%	1.20%	1.17%	1.22%	1.45%
Portfolio Turnover Rate[2]	8%	11%	9%	9%	32%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$111.33	$106.40	$104.33	$92.99	$71.19	$61.76
Investment Operations
Net Investment Income	.747	1.528	1.420	1.268	1.112	1.087
Net Realized and Unrealized Gain (Loss)
on Investments	15.663	4.949	2.038	11.332	21.798	9.416
Total from Investment Operations	16.410	6.477	3.458	12.600	22.910	10.503
Distributions
Dividends from Net Investment Income	(.720)	(1.547)	(1.388)	(1.260)	(1.110)	(1.073)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.720)	(1.547)	(1.388)	(1.260)	(1.110)	(1.073)
Net Asset Value, End of Period	$127.02	$111.33	$106.40	$104.33	$92.99	$71.19

Total Return	14.76%	6.13%	3.32%	13.62%	32.38%	17.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,039	$23,040	$20,706	$17,340	$13,265	$8,467
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.43%	1.34%	1.31%	1.37%	1.59%
Portfolio Turnover Rate[1]	8%	11%	9%	9%	32%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$57.31	$54.77	$53.71	$47.87	$36.64	$31.79
Investment Operations
Net Investment Income	.385	.786	.731	.653	.572	.560
Net Realized and Unrealized Gain (Loss)
on Investments	8.057	2.550	1.044	5.836	11.229	4.842
Total from Investment Operations	8.442	3.336	1.775	6.489	11.801	5.402
Distributions
Dividends from Net Investment Income	(.372)	(.796)	(.715)	(.649)	(.571)	(.552)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.372)	(.796)	(.715)	(.649)	(.571)	(.552)
Net Asset Value, End of Period	$65.38	$57.31	$54.77	$53.71	$47.87	$36.64

Total Return[1]	14.75%	6.12%	3.30%	13.63%	32.40%	17.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,344	$18,617	$16,777	$14,907	$7,903	$5,774
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.43%	1.34%	1.31%	1.37%	1.59%
Portfolio Turnover Rate[2]	8%	11%	9%	9%	32%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$57.31	$54.77	$53.70	$47.87	$36.64	$31.79
Investment Operations
Net Investment Income	. 386.792		.737	. 657	. 576	. 567
Net Realized and Unrealized Gain (Loss)
on Investments	8.058	2.549	1.053	5.826	11.229	4.842
Total from Investment Operations	8.444	3.341	1.790	6.483	11.805	5.409
Distributions
Dividends from Net Investment Income	(.374)	(.801)	(.720)	(.653)	(.575)	(.559)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.374)	(.801)	(.720)	(.653)	(.575)	(.559)
Net Asset Value, End of Period	$65.38	$57.31	$54.77	$53.70	$47.87	$36.64

Total Return	14.75%	6.13%	3.33%	13.62%	32.41%	17.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,478	$9,733	$9,380	$9,545	$8,015	$6,189
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.44%	1.35%	1.32%	1.38%	1.61%
Portfolio Turnover Rate[1]	8%	11%	9%	9%	32%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

22

Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $4,244,000, representing 0.01% of the fund’s net assets and 1.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	64,028,791	—	—
Temporary Cash Investments	358,647	5,885	—
Futures Contracts—Assets[1]	49	—	—
Total	64,387,487	5,885	—
1 Represents variation margin on the last day of the reporting period.

24

Growth Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	1,089	131,818	(569)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $1,778,263,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $1,314,208,000 to offset future net capital gains. Of this amount, $300,177,000 is subject to expiration on December 31, 2017. Capital losses of $1,014,031,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $40,573,071,000. Net unrealized appreciation of investment securities for tax purposes was $23,820,252,000, consisting of unrealized gains of $24,582,098,000 on securities that had risen in value since their purchase and $761,846,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $7,648,546,000 of investment securities and sold $5,467,704,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,423,058,000 and $3,023,068,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

Growth Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2017, such purchases and sales were $531,646,000 and $1,159,039,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	304,118	4,862	382,462	6,951
Issued in Lieu of Cash Distributions	15,734	246	35,730	634
Redeemed	(367,765)	(5,896)	(650,436)	(11,787)
Net Increase (Decrease)—Investor Shares	(47,913)	(788)	(232,244)	(4,202)
ETF Shares
Issued	3,663,177	29,602	4,308,390	39,724
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,905,292)	(23,675)	(2,902,279)	(27,375)
Net Increase (Decrease)—ETF Shares	757,885	5,927	1,406,111	12,349
Admiral Shares
Issued	2,656,731	42,399	3,639,459	65,786
Issued in Lieu of Cash Distributions	111,360	1,743	223,747	3,972
Redeemed	(1,711,265)	(27,250)	(2,831,253)	(51,214)
Net Increase (Decrease)—Admiral Shares	1,056,826	16,892	1,031,953	18,544
Institutional Shares
Issued	1,449,227	22,943	1,562,692	28,374
Issued in Lieu of Cash Distributions	60,888	953	126,330	2,244
Redeemed	(1,138,509)	(18,175)	(1,769,484)	(32,055)
Net Increase (Decrease)—Institutional Shares	371,606	5,721	(80,462)	(1,437)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

26

Value Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VIVAX	VTV	VVIAX	VIVIX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%
30-Day SEC Yield	2.39%	2.50%	2.50%	2.51%

Portfolio Characteristics
		CRSP US	DJ
		Large Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	339	328	3,800
Median Market Cap	$84.4B	$84.4B	$59.8B
Price/Earnings Ratio	18.7x	18.7x	21.2x
Price/Book Ratio	2.3x	2.3x	2.9x
Return on Equity	19.8%	19.8%	16.3%
Earnings Growth Rate	4.7%	4.7%	10.0%
Dividend Yield	2.5%	2.5%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	3.5%	3.5%	2.6%
Consumer Goods	9.1	9.1	9.7
Consumer Services	6.6	6.6	13.1
Financials	25.4	25.4	20.4
Health Care	12.9	12.9	13.1
Industrials	12.4	12.3	12.9
Oil & Gas	8.2	8.2	5.5
Technology	12.3	12.3	17.5
Telecommunications	3.8	3.8	2.0
Utilities	5.8	5.9	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.93
Beta	1.00	0.92
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Microsoft Corp.	Software	4.7%
Johnson & Johnson	Pharmaceuticals	3.1
Exxon Mobil Corp.	Integrated Oil & Gas	3.0
Berkshire Hathaway Inc. Reinsurance		2.9
JPMorgan Chase & Co.	Banks	2.9
Wells Fargo & Co.	Banks	2.2
Bank of America Corp.	Banks	2.1
General Electric Co.	Diversified Industrials	2.1
AT&T Inc.	Fixed Line
	Telecommunications	2.0
Procter & Gamble Co.	Nondurable
	Household Products	2.0
Top Ten		27.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for
Admiral Shares, and 0.05% for Institutional Shares.

27

Value Index Fund

Investment Focus

28

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	16.36%	14.22%	5.69%
ETF Shares	1/26/2004
Market Price		16.54	14.39	5.84
Net Asset Value		16.50	14.38	5.83
Admiral Shares	11/13/2000	16.46	14.38	5.83
Institutional Shares	7/2/1998	16.51	14.40	5.85

See Financial Highlights for dividend and capital gains information.

29

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.5%)
Dow Chemical Co.	6,133,578	386,845
EI du Pont de Nemours
& Co.	4,353,543	351,374
Air Products &
Chemicals Inc.	1,092,839	156,342
PPG Industries Inc.	1,288,133	141,643
LyondellBasell
Industries NV Class A	1,617,246	136,479
International Paper Co.	2,072,350	117,316
Nucor Corp.	1,601,293	92,667
Newmont Mining Corp.	2,676,219	86,683
* Freeport-McMoRan Inc.	6,535,572	78,492
Celanese Corp. Class A	699,861	66,445
Albemarle Corp.	555,708	58,649
Eastman Chemical Co.	658,755	55,329
FMC Corp.	672,468	49,124
Mosaic Co.	1,761,669	40,219
Avery Dennison Corp.	444,477	39,278
CF Industries
Holdings Inc.	1,170,287	32,721
Reliance Steel &
Aluminum Co.	347,486	25,301
Arconic Inc.	1,106,534	25,063
* Alcoa Corp.	466,154	15,220
Westlake Chemical Corp.	194,355	12,868
Ashland Global
Holdings Inc.	521	34
		1,968,092
Consumer Goods (9.1%)
Procter & Gamble Co.	12,841,918	1,119,173
PepsiCo Inc.	7,173,035	828,414
Altria Group Inc.	4,849,627	361,152
Mondelez International
Inc. Class A	7,238,560	312,633
Kimberly-Clark Corp.	1,782,515	230,141
General Motors Co.	6,442,608	225,040

	Ford Motor Co.	19,643,960	219,816
	General Mills Inc.	2,894,404	160,350
	Archer-Daniels-
	Midland Co.	2,852,756	118,047
	Delphi Automotive plc	1,344,587	117,853
	Tyson Foods Inc.
	Class A	1,446,424	90,590
	Kellogg Co.	1,230,682	85,483
	Dr Pepper Snapple
	Group Inc.	922,540	84,053
	Conagra Brands Inc.	2,135,661	76,371
	Molson Coors Brewing
	Co. Class B	879,782	75,960
	VF Corp.	1,307,307	75,301
	Whirlpool Corp.	371,190	71,128
	Coach Inc.	1,410,944	66,794
	JM Smucker Co.	555,121	65,688
	Genuine Parts Co.	702,814	65,193
	Hasbro Inc.	564,590	62,958
	Stanley Black &
	Decker Inc.	384,097	54,054
	Bunge Ltd.	704,580	52,562
	Campbell Soup Co.	993,031	51,787
	Lear Corp.	345,610	49,104
	Harley-Davidson Inc.	878,588	47,461
	BorgWarner Inc.	1,067,279	45,210
	PVH Corp.	391,371	44,812
	Clorox Co.	323,116	43,052
	Leucadia National Corp.	1,625,319	42,518
	Mattel Inc.	1,719,248	37,015
	PulteGroup Inc.	1,425,328	34,963
	Lamb Weston
	Holdings Inc.	733,116	32,287
	DR Horton Inc.	895,644	30,963
	Lennar Corp. Class A	531,814	28,356
*	Michael Kors
	Holdings Ltd.	773,441	28,037
	Goodyear Tire &
	Rubber Co.	631,981	22,094

30

Value Index Fund

			Market
			Value•
		Shares	($000)
	Ingredion Inc.	179,718	21,424
	Ralph Lauren Corp.
	Class A	276,529	20,408
*	Pilgrim’s Pride Corp.	251,473	5,512
	Lennar Corp. Class B	1,431	64
	Valvoline Inc.	1,614	38
*	Edgewell Personal
	Care Co.	438	33
			5,203,892
Consumer Services (6.6%)
	Wal-Mart Stores Inc.	7,611,931	576,071
	CVS Health Corp.	5,114,815	411,538
	Time Warner Inc.	1,849,082	185,666
*	eBay Inc.	5,160,896	180,219
	Delta Air Lines Inc.	3,327,577	178,824
	McKesson Corp.	1,059,550	174,338
	Target Corp.	2,769,370	144,810
	Cardinal Health Inc.	1,585,490	123,541
	Sysco Corp.	2,417,512	121,673
	American Airlines
	Group Inc.	2,225,347	111,979
	Kroger Co.	4,648,461	108,402
*	United Continental
	Holdings Inc.	1,341,642	100,959
	Omnicom Group Inc.	1,168,107	96,836
	AmerisourceBergen
	Corp. Class A	821,888	77,693
	Best Buy Co. Inc.	1,311,451	75,185
	Twenty-First Century
	Fox Inc. Class A	2,644,141	74,935
	Nielsen Holdings plc	1,794,569	69,378
	Whole Foods Market Inc.	1,603,908	67,541
	Las Vegas Sands Corp.	994,139	63,516
	Carnival Corp.	942,623	61,808
	Viacom Inc. Class B	1,820,766	61,123
	Darden Restaurants Inc.	624,115	56,445
	Aramark	1,225,210	50,209
*	Liberty Interactive
	Corp. QVC Group
	Class A	2,010,094	49,328
	Interpublic Group of
	Cos. Inc.	1,983,638	48,798
	Macy’s Inc.	1,531,717	35,597
*	Liberty Media
	Corp-Liberty SiriusXM
	Class C	840,640	35,055
	News Corp. Class A	2,506,703	34,342
	Kohl’s Corp.	865,034	33,451
	Staples Inc.	3,279,161	33,021
	Hilton Worldwide
	Holdings Inc.	530,377	32,804
	L Brands Inc.	608,385	32,786
	Nordstrom Inc.	586,165	28,036

	Twenty-First Century
	Fox Inc.	1,004,318	27,990
	Tiffany & Co.	297,149	27,893
*	Discovery
	Communications Inc.	1,067,966	26,923
	Gap Inc.	1,205,554	26,510
	Bed Bath & Beyond Inc.	692,267	21,045
*	Discovery
	Communications Inc.
	Class A	770,605	19,905
*	Liberty Media
	Corp-Liberty SiriusXM
	Class A	411,725	17,284
	H&R Block Inc.	520,054	16,075
*	Altice USA Inc. Class A	311,486	10,061
*	AutoNation Inc.	178,328	7,518
	Signet Jewelers Ltd.	85,544	5,410
	News Corp. Class B	12,704	180
	Williams-Sonoma Inc.	657	32
*	Rite Aid Corp.	8,322	25
			3,742,758
Financials (25.3%)
*	Berkshire Hathaway
	Inc. Class B	9,716,477	1,645,680
	JPMorgan Chase & Co. 17,838,832		1,630,469
	Wells Fargo & Co.	22,582,579	1,251,301
	Bank of America Corp.	49,968,864	1,212,245
	Citigroup Inc.	13,824,713	924,597
	US Bancorp	8,037,853	417,325
	Goldman Sachs
	Group Inc.	1,778,934	394,745
	Chubb Ltd.	2,227,510	323,835
	American Express Co.	3,815,486	321,417
	Morgan Stanley	6,967,115	310,455
	PNC Financial Services
	Group Inc.	2,430,199	303,459
	American International
	Group Inc.	4,629,314	289,425
	Bank of New York
	Mellon Corp.	4,961,670	253,144
	MetLife Inc.	4,323,286	237,521
	Prudential Financial Inc.	2,154,705	233,010
	CME Group Inc.	1,621,270	203,048
	Capital One Financial
	Corp.	2,425,868	200,425
	BB&T Corp.	4,075,485	185,068
	Travelers Cos. Inc.	1,402,588	177,469
	Allstate Corp.	1,831,302	161,960
	State Street Corp.	1,794,177	160,992
	Aflac Inc.	1,992,032	154,741
	SunTrust Banks Inc.	2,426,741	137,645
	Progressive Corp.	2,915,548	128,547
	Synchrony Financial	4,070,461	121,381

31

Value Index Fund

			Market
			Value•
		Shares	($000)
	Equity Residential	1,842,781	121,310
	Discover Financial
	Services	1,908,232	118,673
	M&T Bank Corp.	695,085	112,569
	Northern Trust Corp.	1,094,756	106,421
	KeyCorp	5,505,982	103,182
	Fifth Third Bancorp	3,765,806	97,760
	Ameriprise Financial Inc.	765,259	97,410
	Hartford Financial
	Services Group Inc.	1,844,027	96,941
	Willis Towers
	Watson plc	644,696	93,777
	Principal Financial
	Group Inc.	1,446,608	92,684
	Citizens Financial
	Group Inc.	2,542,488	90,716
	Regions Financial Corp.	6,033,784	88,335
	Lincoln National Corp.	1,125,594	76,068
	Franklin Resources Inc.	1,690,351	75,711
	HCP Inc.	2,352,847	75,197
	Huntington
	Bancshares Inc.	5,456,511	73,772
	GGP Inc.	3,102,347	73,091
	Invesco Ltd.	2,042,503	71,876
	Host Hotels &
	Resorts Inc.	3,712,934	67,835
	Loews Corp.	1,436,438	67,240
	Annaly Capital
	Management Inc.	5,114,417	61,629
	FNF Group	1,298,274	58,202
*	Arch Capital Group Ltd.	617,245	57,583
	XL Group Ltd.	1,312,148	57,472
	Cincinnati Financial Corp.	785,236	56,890
	Unum Group	1,145,394	53,410
	Duke Realty Corp.	1,784,676	49,882
	Ally Financial Inc.	2,304,833	48,171
	Western Union Co.	2,365,533	45,063
	Zions Bancorporation	1,016,991	44,656
*	Alleghany Corp.	73,523	43,731
	Torchmark Corp.	557,655	42,661
	Reinsurance Group
	of America Inc. Class A	323,074	41,479
	Nasdaq Inc.	580,171	41,476
	Macerich Co.	711,568	41,314
	Everest Re Group Ltd.	154,537	39,344
	AGNC Investment Corp.	1,784,457	37,991
	Kimco Realty Corp.	2,034,622	37,335
	CIT Group Inc.	729,926	35,547
	Voya Financial Inc.	933,185	34,425
	Comerica Inc.	444,033	32,521
	WR Berkley Corp.	456,418	31,570
	New York Community
	Bancorp Inc.	2,332,506	30,626

	People’s United
	Financial Inc.	1,728,842	30,531
	Lazard Ltd. Class A	651,180	30,169
	Axis Capital
	Holdings Ltd.	424,525	27,450
	Raymond James
	Financial Inc.	325,290	26,095
*	Athene Holding Ltd.
	Class A	521,014	25,848
	Affiliated Managers
	Group Inc.	142,605	23,652
*	Liberty Broadband Corp. 269,289		23,361
	Camden Property Trust	219,983	18,811
	Assurant Inc.	137,400	14,247
*	Liberty Broadband
	Corp. Class A	63,820	5,475
*	Berkshire Hathaway
	Inc. Class A	14	3,566
	Navient Corp.	2,409	40
*	Santander Consumer
	USA Holdings Inc.	876	11
			14,432,706
Health Care (12.9%)
	Johnson & Johnson	13,525,893	1,789,340
	Pfizer Inc.	29,965,283	1,006,534
	UnitedHealth Group Inc.	4,838,870	897,223
	Merck & Co. Inc.	13,734,072	880,217
	Abbott Laboratories	8,712,055	423,493
	Eli Lilly & Co.	4,985,530	410,309
	Amgen Inc.	1,846,122	317,958
	Aetna Inc.	1,665,064	252,807
	Anthem Inc.	1,331,035	250,408
	Cigna Corp.	1,285,760	215,223
*	Express Scripts
	Holding Co.	2,979,187	190,191
	Humana Inc.	724,975	174,443
	Zimmer Biomet
	Holdings Inc.	1,013,126	130,085
*	HCA Healthcare Inc.	1,473,379	128,479
	Quest Diagnostics Inc.	686,712	76,335
	Baxter International Inc.	1,228,216	74,356
*	Hologic Inc.	1,405,278	63,772
	Perrigo Co. plc	683,634	51,628
	Universal Health
	Services Inc. Class B	224,290	27,381
			7,360,182
Industrials (12.3%)
	General Electric Co.	43,602,438	1,177,702
	Honeywell
	International Inc.	3,827,407	510,155
	United Technologies
	Corp.	3,620,183	442,060
	Lockheed Martin Corp.	1,235,485	342,983

32

Value Index Fund

			Market
			Value•
		Shares	($000)
	Caterpillar Inc.	2,958,828	317,956
	Boeing Co.	1,439,239	284,609
	General Dynamics Corp.	1,287,872	255,127
	CSX Corp.	4,399,896	240,058
	Raytheon Co.	1,461,867	236,062
	Northrop Grumman
	Corp.	876,829	225,091
	Johnson Controls
	International plc	4,712,029	204,314
	Deere & Co.	1,598,580	197,568
	Emerson Electric Co.	3,237,391	193,013
	Norfolk Southern Corp.	1,455,646	177,152
	Eaton Corp. plc	2,245,084	174,735
	Waste Management Inc.	2,220,203	162,852
	TE Connectivity Ltd.	1,781,858	140,197
	Cummins Inc.	843,995	136,913
	Danaher Corp.	1,568,349	132,353
	FedEx Corp.	604,523	131,381
	Ingersoll-Rand plc	1,284,974	117,434
	PACCAR Inc.	1,762,990	116,428
	Parker-Hannifin Corp.	668,536	106,845
	Illinois Tool Works Inc.	693,614	99,360
	Rockwell Collins Inc.	814,863	85,626
	Republic Services Inc.
	Class A	1,187,840	75,701
	Ball Corp.	1,762,386	74,390
	WestRock Co.	1,260,339	71,411
	L3 Technologies Inc.	390,691	65,277
	Dover Corp.	781,372	62,682
	Pentair plc	823,141	54,772
	Xylem Inc.	901,994	49,997
*	Crown Holdings Inc.	682,996	40,747
	ManpowerGroup Inc.	336,727	37,596
*	Arrow Electronics Inc.	445,878	34,966
	Jacobs Engineering
	Group Inc.	604,321	32,869
	Fluor Corp.	701,695	32,124
	Xerox Corp.	1,084,225	31,150
	Flowserve Corp.	655,535	30,436
	Allison Transmission
	Holdings Inc.	686,983	25,769
*	United Rentals Inc.	212,109	23,907
	WW Grainger Inc.	125,145	22,592
	Sealed Air Corp.	493,230	22,077
	Owens Corning	280,720	18,786
	Avnet Inc.	314,728	12,237
			7,027,460
Oil & Gas (8.2%)
	Exxon Mobil Corp.	21,275,439	1,717,566
	Chevron Corp.	9,513,041	992,495
	ConocoPhillips	6,213,126	273,129
	Occidental Petroleum
	Corp.	3,840,111	229,907
	Kinder Morgan Inc.	9,532,201	182,637

	Phillips 66	2,190,407	181,125
	Valero Energy Corp.	2,244,793	151,434
	Marathon Petroleum
	Corp.	2,603,859	136,260
	Baker Hughes Inc.	2,135,384	116,400
	Apache Corp.	1,909,348	91,515
	Halliburton Co.	2,068,975	88,366
	Devon Energy Corp.	2,506,653	80,138
	Tesoro Corp.	763,572	71,470
	Hess Corp.	1,515,836	66,500
	National Oilwell
	Varco Inc.	1,907,368	62,829
	Williams Cos. Inc.	2,072,362	62,751
	Marathon Oil Corp.	4,266,162	50,554
	OGE Energy Corp.	1,002,157	34,865
^	Helmerich & Payne Inc.	490,348	26,645
	HollyFrontier Corp.	446,377	12,262
*	Weatherford
	International plc	2,499,166	9,672
*	Energen Corp.	122,306	6,038
	Schlumberger Ltd.	11,023	726
	Murphy Oil Corp.	1,314	34
			4,645,318
Other (0.0%)[2]
*	Safeway Inc CVR
	(Casa Ley) Expire
	1/30/2018	376	—
*	Safeway Inc CVR
	(PDC) Expire 1/30/2019 376		—
			—
Technology (12.3%)
	Microsoft Corp.	38,764,932	2,672,067
	Intel Corp.	23,645,647	797,804
	Cisco Systems Inc.	25,107,391	785,861
	International Business
	Machines Corp.	4,481,905	689,451
	QUALCOMM Inc.	7,417,327	409,585
	Oracle Corp.	7,748,054	388,487
	HP Inc.	8,486,269	148,340
	Corning Inc.	4,618,859	138,797
	Hewlett Packard
	Enterprise Co.	8,320,262	138,033
	Western Digital Corp.	1,462,112	129,543
	DXC Technology Co.	1,421,776	109,079
	Symantec Corp.	3,053,063	86,249
	Motorola Solutions Inc.	820,484	71,169
*	Dell Technologies Inc.
	Class V	1,042,792	63,725
	Seagate Technology plc	1,488,777	57,690
*	Synopsys Inc.	754,417	55,020
	NetApp Inc.	1,359,984	54,467
	CA Inc.	1,572,683	54,210
*,^	Advanced Micro
	Devices Inc.	4,268,168	53,267

33

Value Index Fund

			Market
			Value•
		Shares	($000)
	Marvell Technology
	Group Ltd.	1,888,534	31,199
	Juniper Networks Inc.	958,671	26,728
	Garmin Ltd.	472,293	24,101
*	Nuance Communications
	Inc.	722,011	12,570
	Harris Corp.	978	107
			6,997,549
Telecommunications (3.8%)
	AT&T Inc.	30,869,324	1,164,700
	Verizon
	Communications Inc.	20,483,488	914,792
	CenturyLink Inc.	2,754,453	65,776
*,^	Sprint Corp.	3,002,635	24,652
			2,169,920
Utilities (5.9%)
	NextEra Energy Inc.	2,351,278	329,485
	Duke Energy Corp.	3,514,760	293,799
	Dominion Energy Inc.	3,159,012	242,075
	Southern Co.	4,998,330	239,320
	American Electric
	Power Co. Inc.	2,470,086	171,597
	PG&E Corp.	2,566,844	170,361
	Exelon Corp.	4,650,640	167,749
	Sempra Energy	1,257,909	141,829
	PPL Corp.	3,416,979	132,100
	Edison International	1,635,367	127,869
	Consolidated Edison Inc.	1,532,704	123,873
	Xcel Energy Inc.	2,548,505	116,925
	Public Service
	Enterprise Group Inc.	2,538,946	109,200
	WEC Energy Group Inc.	1,583,956	97,223
	Eversource Energy	1,590,593	96,565
	DTE Energy Co.	900,381	95,251
	American Water
	Works Co. Inc.	894,307	69,711
	Entergy Corp.	900,751	69,151
	Ameren Corp.	1,217,751	66,575
	CMS Energy Corp.	1,407,508	65,097
	FirstEnergy Corp.	2,227,229	64,946
	CenterPoint Energy Inc.	2,054,961	56,265
	ONEOK Inc.	1,058,896	55,232
	Pinnacle West
	Capital Corp.	559,815	47,674
	Alliant Energy Corp.	1,143,355	45,929
	SCANA Corp.	645,629	43,264
	NiSource Inc.	1,629,569	41,326
	AES Corp.	3,313,247	36,810
	Avangrid Inc.	310,298	13,700
			3,330,901

		Market
		Value•
	Shares	($000)
Total Common Stocks
(Cost $45,513,789)		56,878,778
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[3,4] Vanguard Market
Liquidity Fund,
1.181%	547,845	54,795

	Face
	Amount
($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury
Bill, 0.923%–0.990%,
9/21/17	6,000	5,987
Total Temporary Cash Investments
(Cost $60,779)		60,782
Total Investments (100.0%)
(Cost $45,574,568)		56,939,560

		Amount
		($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard		3,698
Receivables for Accrued Income		68,585
Receivables for Capital Shares Issued		19,467
Other Assets		1,725
Total Other Assets		93,475
Liabilities
Payables for Investment Securities
Purchased		(25,956)
Collateral for Securities on Loan		(13,543)
Payables for Capital Shares Redeemed		(22,721)
Payables to Vanguard		(21,932)
Total Liabilities		(84,152)
Net Assets (100%)		56,948,883

34

Value Index Fund

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	46,381,449
Undistributed Net Investment Income	2,221
Accumulated Net Realized Losses	(799,343)
Unrealized Appreciation (Depreciation)
Investment Securities	11,364,992
Futures Contracts	(436)
Net Assets	56,948,883

Investor Shares—Net Assets
Applicable to 42,650,227 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,606,210
Net Asset Value Per Share—
Investor Shares	$37.66

ETF Shares—Net Assets
Applicable to 324,495,545 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	31,320,241
Net Asset Value Per Share—
ETF Shares	$96.52

Amount
($000)
Admiral Shares—Net Assets
Applicable to 388,702,356 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization	14,635,388
Net Asset Value Per Share—
Admiral Shares	$37.65

Institutional Shares—Net Assets
Applicable to 249,318,610 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,387,044
Net Asset Value Per Share—
Institutional Shares	$37.65

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,000,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes $13,543,000 of collateral received for securities on loan.
5 Securities with a value of $3,093,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2017
($000)
Investment Income
Income
Dividends	681,019
Interest[1]	244
Securities Lending—Net	118
Total Income	681,381
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,916
Management and Administrative—Investor Shares	1,178
Management and Administrative—ETF Shares	6,346
Management and Administrative—Admiral Shares	2,763
Management and Administrative—Institutional Shares	1,677
Marketing and Distribution—Investor Shares	134
Marketing and Distribution—ETF Shares	828
Marketing and Distribution—Admiral Shares	611
Marketing and Distribution—Institutional Shares	103
Custodian Fees	290
Shareholders’ Reports—Investor Shares	64
Shareholders’ Reports—ETF Shares	684
Shareholders’ Reports—Admiral Shares	166
Shareholders’ Reports—Institutional Shares	41
Trustees’ Fees and Expenses	17
Total Expenses	16,818
Net Investment Income	664,563
Realized Net Gain (Loss)
Investment Securities Sold[1]	799,991
Futures Contracts	4,895
Realized Net Gain (Loss)	804,886
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,227,869
Futures Contracts	751
Change in Unrealized Appreciation (Depreciation)	1,228,620
Net Increase (Decrease) in Net Assets Resulting from Operations	2,698,069
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $222,000 and $36,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	664,563	1,162,619
Realized Net Gain (Loss)	804,886	1,023,424
Change in Unrealized Appreciation (Depreciation)	1,228,620	4,805,371
Net Increase (Decrease) in Net Assets Resulting from Operations	2,698,069	6,991,414
Distributions
Net Investment Income
Investor Shares	(17,585)	(36,182)
ETF Shares	(360,325)	(607,079)
Admiral Shares	(167,452)	(309,973)
Institutional Shares	(107,657)	(206,990)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(653,019)	(1,160,224)
Capital Share Transactions
Investor Shares	(42,488)	(872)
ETF Shares	3,096,000	5,425,058
Admiral Shares	671,365	1,461,682
Institutional Shares	357,582	475,356
Net Increase (Decrease) from Capital Share Transactions	4,082,459	7,361,224
Total Increase (Decrease)	6,127,509	13,192,414
Net Assets
Beginning of Period	50,821,374	37,628,960
End of Period[1]	56,948,883	50,821,374
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $2,221,000 and ($9,323,000).

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.24	$31.82	$32.95	$29.78	$22.93	$20.47
Investment Operations
Net Investment Income	.420	.850	.782	.691	.621	.595
Net Realized and Unrealized Gain (Loss)
on Investments	1.412	4.415	(1.130)	3.164	6.847	2.458
Total from Investment Operations	1.832	5.265	(.348)	3.855	7.468	3.053
Distributions
Dividends from Net Investment Income	(.412)	(.845)	(.782)	(.685)	(.618)	(.593)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.412)	(.845)	(.782)	(.685)	(.618)	(.593)
Net Asset Value, End of Period	$37.66	$36.24	$31.82	$32.95	$29.78	$22.93

Total Return[1]	5.07%	16.75%	-1.03%	13.05%	32.85%	15.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,606	$1,587	$1,397	$1,593	$1,731	$1,482
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.22%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.64%	2.44%	2.25%	2.35%	2.71%
Portfolio Turnover Rate[2]	9%	7%	8%	6%	25%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$92.87	$81.56	$84.45	$76.34	$58.79	$52.48
Investment Operations
Net Investment Income	1.135	2.282	2.123	1.888	1.700	1.613
Net Realized and Unrealized Gain (Loss)
on Investments	3.630	11.301	(2.890)	8.095	17.538	6.305
Total from Investment Operations	4.765	13.583	(.767)	9.983	19.238	7.918
Distributions
Dividends from Net Investment Income	(1.115)	(2.273)	(2.123)	(1.873)	(1.688)	(1.608)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.115)	(2.273)	(2.123)	(1.873)	(1.688)	(1.608)
Net Asset Value, End of Period	$96.52	$92.87	$81.56	$84.45	$76.34	$58.79

Total Return	5.15%	16.88%	-0.89%	13.19%	33.03%	15.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,320	$27,126	$18,648	$17,277	$12,461	$7,027
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.46%	2.76%	2.58%	2.39%	2.50%	2.85%
Portfolio Turnover Rate[1]	9%	7%	8%	6%	25%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.23	$31.82	$32.94	$29.78	$22.93	$20.47
Investment Operations
Net Investment Income	.443	.890	.829	.737	.663	.629
Net Realized and Unrealized Gain (Loss)
on Investments	1.412	4.407	(1.121)	3.154	6.845	2.458
Total from Investment Operations	1.855	5.297	(.292)	3.891	7.508	3.087
Distributions
Dividends from Net Investment Income	(.435)	(.887)	(.828)	(.731)	(.658)	(.627)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.435)	(.887)	(.828)	(.731)	(.658)	(.627)
Net Asset Value, End of Period	$37.65	$36.23	$31.82	$32.94	$29.78	$22.93

Total Return[1]	5.14%	16.86%	-0.86%	13.18%	33.05%	15.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,635	$13,424	$10,408	$9,701	$5,054	$3,539
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.46%	2.76%	2.58%	2.39%	2.50%	2.85%
Portfolio Turnover Rate[2]	9%	7%	8%	6%	25%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.23	$31.82	$32.94	$29.78	$22.93	$20.47
Investment Operations
Net Investment Income	.446	.893	.831	.739	.666	.633
Net Realized and Unrealized Gain (Loss)
on Investments	1.411	4.407	(1.120)	3.154	6.846	2.458
Total from Investment Operations	1.857	5.300	(.289)	3.893	7.512	3.091
Distributions
Dividends from Net Investment Income	(.437)	(.890)	(.831)	(.733)	(.662)	(.631)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.437)	(.890)	(.831)	(.733)	(.662)	(.631)
Net Asset Value, End of Period	$37.65	$36.23	$31.82	$32.94	$29.78	$22.93

Total Return	5.14%	16.87%	-0.85%	13.19%	33.07%	15.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,387	$8,684	$7,176	$7,860	$6,431	$4,369
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.47%	2.77%	2.59%	2.40%	2.51%	2.87%
Portfolio Turnover Rate[1]	9%	7%	8%	6%	25%	22%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

42

Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

43

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $3,698,000, representing 0.01% of the fund’s net assets and 1.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	56,878,778	—	—
Temporary Cash Investments	54,795	5,987	—
Futures Contracts—Assets[1]	28	—	—
Total	56,933,601	5,987	—
1 Represents variation margin on the last day of the reporting period.

44

Value Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	620	75,048	(436)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $877,982,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling $727,435,000 to offset future net capital gains. Of this amount, $333,377,000 is subject to expiration on December 31, 2017. Capital losses of $394,058,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $45,574,568,000. Net unrealized appreciation of investment securities for tax purposes was $11,364,992,000, consisting of unrealized gains of $12,527,663,000 on securities that had risen in value since their purchase and $1,162,671,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $8,633,705,000 of investment securities and sold $4,487,141,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,912,646,000 and $2,120,140,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six

45

Value Index Fund

months ended June 30, 2017, such purchases and sales were $1,124,693,000 and $829,019,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	159,297	4,288	330,274	9,960
Issued in Lieu of Cash Distributions	16,045	430	32,849	966
Redeemed	(217,830)	(5,869)	(363,995)	(11,030)
Net Increase (Decrease)—Investor Shares	(42,488)	(1,151)	(872)	(104)
ETF Shares
Issued	5,227,143	54,733	8,556,798	100,574
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,131,143)	(22,325)	(3,131,740)	(37,125)
Net Increase (Decrease) —ETF Shares	3,096,000	32,408	5,425,058	63,449
Admiral Shares
Issued	1,849,987	49,805	3,065,991	92,197
Issued in Lieu of Cash Distributions	144,821	3,884	267,386	7,859
Redeemed	(1,323,443)	(35,524)	(1,871,695)	(56,627)
Net Increase (Decrease)—Admiral Shares	671,365	18,165	1,461,682	43,429
Institutional Shares
Issued	995,952	26,724	1,607,419	48,764
Issued in Lieu of Cash Distributions	101,842	2,731	195,936	5,764
Redeemed	(740,212)	(19,847)	(1,327,999)	(40,362)
Net Increase (Decrease)—Institutional Shares	357,582	9,608	475,356	14,166

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

46

Large-Cap Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VLACX	VV	VLCAX	VLISX
Expense Ratio[1]	0.18%	0.06%	0.06%	0.05%
30-Day SEC Yield	1.81%	1.93%	1.93%	1.95%

Portfolio Characteristics
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Number of Stocks	610	602	3,800
Median Market Cap	$84.4B	$84.4B	$59.8B
Price/Earnings Ratio	21.5x	21.5x	21.2x
Price/Book Ratio	3.0x	3.0x	2.9x
Return on Equity	23.1%	23.1%	16.3%
Earnings Growth Rate	8.1%	8.1%	10.0%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.3%	2.3%	2.6%
Consumer Goods	10.1	10.1	9.7
Consumer Services	13.3	13.3	13.1
Financials	19.4	19.4	20.4
Health Care	13.4	13.4	13.1
Industrials	12.0	12.0	12.9
Oil & Gas	5.8	5.8	5.5
Technology	18.4	18.4	17.5
Telecommunications	2.2	2.2	2.0
Utilities	3.1	3.1	3.2

Volatility Measures
		DJ
	CRSP US	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.2%
Alphabet Inc.	Internet	2.5
Microsoft Corp.	Software	2.5
Amazon.com Inc.	Broadline Retailers	1.8
Facebook Inc.	Internet	1.7
Johnson & Johnson	Pharmaceuticals	1.7
Exxon Mobil Corp.	Integrated Oil & Gas	1.6
Berkshire Hathaway Inc. Reinsurance		1.5
JPMorgan Chase & Co.	Banks	1.5
Wells Fargo & Co.	Banks	1.2
Top Ten		19.2%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for
Admiral Shares, and 0.05% for Institutional Shares.

47

Large-Cap Index Fund

Investment Focus

48

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	1/30/2004	18.08%	14.42%	7.17%
ETF Shares	1/27/2004
Market Price		18.24	14.58	7.33
Net Asset Value		18.20	14.57	7.32
Admiral Shares	2/2/2004	18.22	14.57	7.32
Institutional Shares	6/30/2005	18.22	14.58	7.34

See Financial Highlights for dividend and capital gains information.

49

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.3%)
	Dow Chemical Co.	900,888	56,819
	EI du Pont de Nemours
	& Co.	639,355	51,602
	Praxair Inc.	210,513	27,903
	Ecolab Inc.	192,153	25,508
	Air Products &
	Chemicals Inc.	160,637	22,981
	PPG Industries Inc.	189,275	20,813
	LyondellBasell Industries
	NV Class A	237,701	20,060
	International Paper Co.	304,516	17,239
	Nucor Corp.	235,319	13,618
	Newmont Mining Corp.	393,309	12,739
*	Freeport-McMoRan Inc.	960,308	11,533
	Celanese Corp. Class A	103,361	9,813
	Albemarle Corp.	82,400	8,696
	Eastman Chemical Co.	96,595	8,113
	International Flavors
	& Fragrances Inc.	58,206	7,858
	Arconic Inc.	325,169	7,365
	FMC Corp.	98,858	7,222
	Mosaic Co.	259,063	5,914
	Avery Dennison Corp.	65,337	5,774
*	Axalta Coating
	Systems Ltd.	160,793	5,152
	CF Industries
	Holdings Inc.	171,203	4,787
	Reliance Steel &
	Aluminum Co.	50,254	3,659
	WR Grace & Co.	50,756	3,655
*	Alcoa Corp.	67,035	2,189
	Westlake Chemical Corp.	28,274	1,872
	Ashland Global
	Holdings Inc.	12	1
			362,885

Consumer Goods (10.0%)
	Procter & Gamble Co.	1,885,945	164,360
	Philip Morris
	International Inc.	1,145,319	134,518
	Coca-Cola Co.	2,835,433	127,169
	PepsiCo Inc.	1,053,340	121,650
	Altria Group Inc.	1,424,405	106,075
	NIKE Inc. Class B	974,543	57,498
	Colgate-Palmolive Co.	651,415	48,289
	Mondelez International
	Inc. Class A	1,062,886	45,906
	Reynolds American Inc.	631,271	41,058
	Kraft Heinz Co.	448,957	38,449
	Monsanto Co.	323,618	38,303
	Kimberly-Clark Corp.	261,726	33,792
	General Motors Co.	946,117	33,048
*,^	Tesla Inc.	90,870	32,860
	Ford Motor Co.	2,884,117	32,273
	Activision Blizzard Inc.	527,031	30,341
	General Mills Inc.	425,110	23,551
*	Electronic Arts Inc.	215,516	22,784
	Constellation Brands
	Inc. Class A	113,812	22,049
	Newell Brands Inc.	356,318	19,106
	Archer-Daniels-
	Midland Co.	418,650	17,324
	Delphi Automotive plc	197,458	17,307
	Stanley Black &
	Decker Inc.	112,918	15,891
	Estee Lauder Cos.
	Inc. Class A	165,136	15,850
*	Monster Beverage Corp.	313,800	15,590
	Tyson Foods Inc. Class A	212,138	13,286
	Clorox Co.	95,055	12,665
	Kellogg Co.	180,219	12,518
	Dr Pepper Snapple
	Group Inc.	135,603	12,355
	Conagra Brands Inc.	318,216	11,379
*	Mohawk Industries Inc.	46,587	11,260

50

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Molson Coors
	Brewing Co. Class B	129,305	11,164
	VF Corp.	191,533	11,032
	Hershey Co.	101,013	10,846
	Whirlpool Corp.	54,646	10,471
	Coach Inc.	207,360	9,816
	JM Smucker Co.	81,656	9,662
	Genuine Parts Co.	103,534	9,604
	Church & Dwight Co. Inc.	183,456	9,518
	Hasbro Inc.	83,000	9,255
	DR Horton Inc.	263,127	9,096
	Lennar Corp. Class A	154,936	8,261
	McCormick & Co. Inc.	83,522	8,144
	Bunge Ltd.	103,556	7,725
	Campbell Soup Co.	146,268	7,628
	Lear Corp.	51,103	7,261
*	LKQ Corp.	216,091	7,120
	Harley-Davidson Inc.	129,262	6,983
	Snap-on Inc.	42,572	6,726
	PVH Corp.	57,990	6,640
	BorgWarner Inc.	155,889	6,604
	Hormel Foods Corp.	193,575	6,603
	Brown-Forman Corp.
	Class B	134,521	6,538
	Hanesbrands Inc.	276,530	6,404
*	NVR Inc.	2,615	6,304
	Coty Inc. Class A	330,916	6,208
	Leucadia National Corp.	237,082	6,202
	Mattel Inc.	251,185	5,408
	PulteGroup Inc.	209,377	5,136
*	WABCO Holdings Inc.	38,197	4,871
	Lamb Weston
	Holdings Inc.	107,019	4,713
*	Lululemon Athletica Inc.	70,403	4,201
*	Michael Kors
	Holdings Ltd.	114,830	4,163
^	Polaris Industries Inc.	44,170	4,074
	Goodyear Tire &
	Rubber Co.	93,862	3,281
	Ingredion Inc.	26,468	3,155
	Ralph Lauren Corp.
	Class A	41,249	3,044
*,^	Under Armour Inc.
	Class A	134,762	2,932
*	Under Armour Inc.	138,223	2,787
*	Pilgrim’s Pride Corp.	35,895	787
	Lennar Corp. Class B	1,161	52
	Valvoline Inc.	39	1
*	Edgewell Personal Care Co.	12	1
			1,588,925
Consumer Services (13.3%)
*	Amazon.com Inc.	299,588	290,001
	Comcast Corp. Class A	3,490,382	135,846
	Home Depot Inc.	881,622	135,241

	Walt Disney Co.	1,096,298	116,482
	McDonald’s Corp.	601,088	92,063
	Wal-Mart Stores Inc.	1,117,775	84,593
*	Priceline Group Inc.	36,228	67,765
	CVS Health Corp.	751,473	60,464
	Starbucks Corp.	1,014,293	59,143
	Time Warner Inc.	543,336	54,556
	Walgreens Boots
	Alliance Inc.	677,600	53,063
	Costco Wholesale Corp.	323,679	51,766
*	Charter Communications
	Inc. Class A	147,991	49,851
	Lowe’s Cos. Inc.	632,249	49,018
*	Netflix Inc.	301,999	45,122
	TJX Cos. Inc.	453,449	32,725
*	eBay Inc.	756,606	26,421
	Delta Air Lines Inc.	487,651	26,206
	McKesson Corp.	155,342	25,560
	Southwest Airlines Co.	400,580	24,892
	Twenty-First Century
	Fox Inc. Class A	776,078	21,994
	Target Corp.	406,085	21,234
	Marriott International
	Inc. Class A	210,586	21,124
	Yum! Brands Inc.	256,389	18,911
	Las Vegas Sands Corp.	292,122	18,664
	Carnival Corp.	277,094	18,169
	Cardinal Health Inc.	232,945	18,151
	Sysco Corp.	356,354	17,935
	CBS Corp. Class B	261,408	16,673
	Ross Stores Inc.	288,707	16,667
	American Airlines
	Group Inc.	326,280	16,418
	Kroger Co.	686,756	16,015
*	O’Reilly Automotive Inc.	67,977	14,869
*	United Continental
	Holdings Inc.	196,868	14,814
	Dollar General Corp.	202,449	14,595
	Omnicom Group Inc.	171,544	14,221
	Royal Caribbean
	Cruises Ltd.	126,953	13,867
	Expedia Inc.	91,774	13,670
*	Ulta Beauty Inc.	43,372	12,462
*	AutoZone Inc.	20,998	11,979
	MGM Resorts
	International	381,502	11,937
*	Dollar Tree Inc.	165,728	11,588
	AmerisourceBergen
	Corp. Class A	120,775	11,417
	Best Buy Co. Inc.	195,470	11,206
	Nielsen Holdings plc	261,938	10,127
*	DISH Network Corp.
	Class A	159,366	10,002
	Whole Foods Market Inc.	235,714	9,926

51

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Hilton Worldwide
	Holdings Inc.	156,024	9,650
	L Brands Inc.	178,422	9,615
	Viacom Inc. Class B	266,139	8,934
*	Chipotle Mexican
	Grill Inc. Class A	21,136	8,795
*	CarMax Inc.	137,286	8,657
	Darden Restaurants Inc.	91,769	8,300
	Twenty-First Century
	Fox Inc.	294,465	8,207
	Alaska Air Group Inc.	91,213	8,187
	Tiffany & Co.	86,671	8,136
	Wynn Resorts Ltd.	60,472	8,110
	Wyndham Worldwide
	Corp.	77,156	7,747
*	Liberty Interactive Corp.
	QVC Group Class A	304,940	7,483
	Aramark	180,183	7,384
	Interpublic Group of
	Cos. Inc.	291,488	7,171
*	Norwegian Cruise
	Line Holdings Ltd.	117,791	6,395
	Advance Auto Parts Inc.	51,439	5,997
^	Sirius XM Holdings Inc.	1,038,804	5,682
	Tractor Supply Co.	96,501	5,231
	Macy’s Inc.	224,015	5,206
*	Liberty Media Corp-
	Liberty SiriusXM Class C	123,250	5,140
	Kohl’s Corp.	130,689	5,054
	News Corp. Class A	354,304	4,854
	FactSet Research
	Systems Inc.	29,115	4,838
	Staples Inc.	479,290	4,826
	Foot Locker Inc.	96,764	4,769
	Scripps Networks
	Interactive Inc. Class A	63,561	4,342
	Nordstrom Inc.	88,482	4,232
*	Discovery
	Communications Inc.	163,110	4,112
	Gap Inc.	175,246	3,854
	Domino’s Pizza Inc.	17,686	3,741
	Bed Bath & Beyond Inc.	104,458	3,176
*	TripAdvisor Inc.	81,317	3,106
*	Discovery
	Communications Inc.
	Class A	111,815	2,888
*	Liberty Media Corp-
	Liberty SiriusXM Class A	64,104	2,691
	H&R Block Inc.	75,639	2,338
	Signet Jewelers Ltd.	25,178	1,592
*	Altice USA Inc. Class A	45,515	1,470
*	Hyatt Hotels Corp. Class A	24,240	1,363
*	AutoNation Inc.	26,090	1,100
	News Corp. Class B	14,516	205
	CBS Corp. Class A	2,867	186

	Viacom Inc. Class A	985	37
	Williams-Sonoma Inc.	15	1
*	Rite Aid Corp.	204	1
			2,104,216
Financials (19.4%)
*	Berkshire Hathaway Inc.
	Class B	1,421,017	240,678
	JPMorgan Chase & Co.	2,619,804	239,450
	Wells Fargo & Co.	3,316,474	183,766
	Bank of America Corp.	7,338,291	178,027
	Citigroup Inc.	2,030,211	135,780
	Visa Inc. Class A	1,361,682	127,699
	Mastercard Inc. Class A	699,457	84,949
	US Bancorp	1,180,655	61,300
	Goldman Sachs Group
	Inc.	261,236	57,968
	Chubb Ltd.	327,167	47,564
	American Express Co.	560,820	47,243
	Morgan Stanley	1,023,045	45,587
	PNC Financial Services
	Group Inc.	356,906	44,567
	American International
	Group Inc.	679,975	42,512
	American Tower
	Corporation	313,468	41,478
	Charles Schwab Corp.	887,643	38,133
	BlackRock Inc.	89,435	37,778
	Simon Property
	Group Inc.	230,072	37,216
	Bank of New York
	Mellon Corp.	728,703	37,178
	MetLife Inc.	634,922	34,883
	Prudential Financial Inc.	316,398	34,215
	CME Group Inc.	238,095	29,819
	Marsh & McLennan
	Cos. Inc.	379,238	29,565
	Capital One Financial
	Corp.	355,594	29,379
	Intercontinental
	Exchange Inc.	436,263	28,758
	S&P Global Inc.	190,183	27,765
	BB&T Corp.	598,303	27,169
	Crown Castle
	International Corp.	269,529	27,001
	Travelers Cos. Inc.	206,061	26,073
	Aon plc	193,280	25,697
	Equinix Inc.	57,353	24,614
	State Street Corp.	265,671	23,839
	Allstate Corp.	268,859	23,778
	Prologis Inc.	390,594	22,904
	Public Storage	108,968	22,723
	Aflac Inc.	292,127	22,692
	SunTrust Banks Inc.	359,216	20,375
	Welltower Inc.	269,631	20,182

52

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	AvalonBay
	Communities Inc.	101,639	19,532
	Progressive Corp.	428,413	18,889
	Weyerhaeuser Co.	554,568	18,578
	Ventas Inc.	261,745	18,186
	Synchrony Financial	598,076	17,835
	Equity Residential	270,791	17,826
	Discover Financial
	Services	282,310	17,557
	M&T Bank Corp.	102,204	16,552
	Northern Trust Corp.	160,575	15,609
	KeyCorp	806,888	15,121
	Moody’s Corp.	119,949	14,595
	Fifth Third Bancorp	554,159	14,386
	Ameriprise Financial Inc.	112,890	14,370
	Hartford Financial
	Services Group Inc.	270,418	14,216
	Boston Properties Inc.	113,537	13,967
	Willis Towers Watson plc	95,212	13,850
	Principal Financial
	Group Inc.	212,542	13,618
	Citizens Financial
	Group Inc.	374,992	13,380
	Digital Realty Trust Inc.	117,876	13,314
	Regions Financial Corp.	902,219	13,208
	T. Rowe Price Group Inc.	169,296	12,563
	Essex Property Trust Inc.	48,400	12,452
	Equifax Inc.	88,729	12,193
*	SBA Communications
	Corp. Class A	89,714	12,102
	Vornado Realty Trust	125,701	11,803
	First Republic Bank	115,698	11,581
*	IHS Markit Ltd.	255,134	11,236
	Lincoln National Corp.	164,707	11,131
	Realty Income Corp.	201,419	11,114
	Franklin Resources Inc.	248,072	11,111
	HCP Inc.	345,614	11,046
	Huntington
	Bancshares Inc.	801,899	10,842
	GGP Inc.	454,449	10,707
	Invesco Ltd.	300,088	10,560
	Host Hotels &
	Resorts Inc.	545,637	9,969
	Loews Corp.	209,985	9,829
	Comerica Inc.	130,524	9,560
*	Markel Corp.	9,759	9,523
	Annaly Capital
	Management Inc.	746,822	8,999
	Mid-America Apartment
	Communities Inc.	83,232	8,771
	XL Group Ltd.	194,293	8,510
	FNF Group	189,662	8,503
*	Arch Capital Group Ltd.	90,061	8,402
	TD Ameritrade Holding
	Corp.	193,767	8,330

	Cincinnati Financial Corp.	114,605	8,303
	Alexandria Real Estate
	Equities Inc.	67,243	8,101
	SL Green Realty Corp.	75,104	7,946
	Unum Group	168,639	7,864
*	E*TRADE Financial Corp.	202,874	7,715
*	CBRE Group Inc. Class A	211,896	7,713
	Raymond James
	Financial Inc.	95,621	7,671
	UDR Inc.	196,019	7,639
	Arthur J Gallagher & Co.	132,453	7,583
	Duke Realty Corp.	260,358	7,277
	Ally Financial Inc.	346,516	7,242
	Affiliated Managers
	Group Inc.	41,829	6,938
	MSCI Inc. Class A	66,723	6,872
*	Liberty Broadband Corp.	78,796	6,836
	Extra Space Storage Inc.	87,514	6,826
	Federal Realty
	Investment Trust	53,326	6,740
	Western Union Co.	351,370	6,694
	Regency Centers Corp.	106,027	6,642
	Zions Bancorporation	149,099	6,547
*	Alleghany Corp.	10,757	6,398
	Iron Mountain Inc.	185,126	6,361
	Torchmark Corp.	82,864	6,339
	Reinsurance Group
	of America Inc. Class A	47,552	6,105
	Macerich Co.	105,005	6,097
	Nasdaq Inc.	84,891	6,069
	VEREIT Inc.	715,180	5,822
	Everest Re Group Ltd.	22,725	5,786
	SEI Investments Co.	105,362	5,666
	AGNC Investment Corp.	260,919	5,555
	Camden Property Trust	64,660	5,529
	Kimco Realty Corp.	295,629	5,425
	CIT Group Inc.	106,479	5,186
	Voya Financial Inc.	138,618	5,114
	WR Berkley Corp.	67,052	4,638
	People’s United
	Financial Inc.	251,973	4,450
	New York Community
	Bancorp Inc.	338,574	4,445
	Lazard Ltd. Class A	94,669	4,386
	Jones Lang LaSalle Inc.	33,033	4,129
	Axis Capital Holdings Ltd.	63,424	4,101
	Brixmor Property
	Group Inc.	223,619	3,998
*	Athene Holding Ltd.
	Class A	76,020	3,771
*	SVB Financial Group	19,394	3,409
	Assurant Inc.	21,231	2,201
*	Liberty Broadband
	Corp. Class A	18,261	1,567

53

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Berkshire Hathaway
	Inc. Class A	6	1,528
	Invitation Homes Inc.	57,089	1,235
	Navient Corp.	60	1
*	Santander Consumer
	USA Holdings Inc.	21	—
			3,060,190
Health Care (13.4%)
	Johnson & Johnson	1,986,417	262,783
	Pfizer Inc.	4,400,559	147,815
	UnitedHealth Group Inc.	710,619	131,763
	Merck & Co. Inc.	2,016,844	129,260
	Amgen Inc.	542,253	93,392
	Medtronic plc	1,009,417	89,586
	AbbVie Inc.	1,173,594	85,097
*	Celgene Corp.	575,757	74,774
	Gilead Sciences Inc.	963,573	68,202
	Bristol-Myers Squibb Co.	1,214,829	67,690
	Abbott Laboratories	1,279,632	62,203
	Eli Lilly & Co.	732,278	60,267
	Allergan plc	247,675	60,207
	Thermo Fisher
	Scientific Inc.	289,238	50,463
*	Biogen Inc.	156,429	42,449
	Aetna Inc.	244,609	37,139
	Anthem Inc.	195,457	36,771
	Becton Dickinson and Co.	166,773	32,539
	Cigna Corp.	188,849	31,611
	Stryker Corp.	220,524	30,604
*	Regeneron
	Pharmaceuticals Inc.	57,722	28,350
*	Boston Scientific Corp.	1,008,038	27,943
*	Express Scripts
	Holding Co.	436,822	27,887
	Humana Inc.	106,234	25,562
*	Intuitive Surgical Inc.	27,125	25,372
*	Vertex
	Pharmaceuticals Inc.	183,693	23,673
	Zoetis Inc.	361,969	22,580
	Baxter International Inc.	360,838	21,845
*	Alexion Pharmaceuticals
	Inc.	157,351	19,145
	Zimmer Biomet
	Holdings Inc.	148,738	19,098
*	HCA Healthcare Inc.	216,763	18,902
*	Illumina Inc.	107,742	18,695
*	Edwards Lifesciences
	Corp.	155,796	18,421
	CR Bard Inc.	53,398	16,880
*	Incyte Corp.	128,140	16,134
*	Mylan NV	374,766	14,548
*	BioMarin
	Pharmaceutical Inc.	128,721	11,690

*	Laboratory Corp.
	of America Holdings	75,334	11,612
	Quest Diagnostics Inc.	100,852	11,211
	Dentsply Sirona Inc.	169,593	10,996
*	Henry Schein Inc.	58,499	10,707
*	IDEXX Laboratories Inc.	65,001	10,492
*	Waters Corp.	56,050	10,304
*	Centene Corp.	120,800	9,650
*	Quintiles IMS Holdings Inc.	105,524	9,444
*	Hologic Inc.	206,498	9,371
	Cooper Cos. Inc.	35,899	8,595
	ResMed Inc.	104,641	8,148
	Universal Health
	Services Inc. Class B	65,620	8,011
	Perrigo Co. plc	99,807	7,537
*	DaVita Inc.	115,381	7,472
*	Varian Medical
	Systems Inc.	68,367	7,055
*	Alkermes plc	113,026	6,552
*	Jazz Pharmaceuticals plc	41,674	6,480
*	Align Technology Inc.	26,605	3,994
*	Envision Healthcare Corp.	42,786	2,681
*	TESARO Inc.	13,801	1,930
*	Seattle Genetics Inc.	33,894	1,754
*	Mallinckrodt plc	36,479	1,635
			2,116,971
Industrials (11.9%)
	General Electric Co.	6,403,274	172,952
	3M Co.	440,410	91,689
	Boeing Co.	422,806	83,610
	Honeywell
	International Inc.	562,179	74,933
	United Technologies Corp.	531,940	64,955
	Union Pacific Corp.	596,218	64,934
	Accenture plc Class A	457,304	56,559
	United Parcel Service
	Inc. Class B	507,910	56,170
	Lockheed Martin Corp.	181,424	50,365
	Caterpillar Inc.	434,463	46,687
*	PayPal Holdings Inc.	840,733	45,122
	Danaher Corp.	460,815	38,888
	FedEx Corp.	177,476	38,571
	General Dynamics Corp.	189,084	37,458
	CSX Corp.	646,486	35,272
	Raytheon Co.	214,472	34,633
	Northrop Grumman Corp.	128,749	33,051
	Automatic Data
	Processing Inc.	313,469	32,118
	Johnson Controls
	International plc	691,789	29,996
	Illinois Tool Works Inc.	203,853	29,202
	Deere & Co.	234,788	29,017
	Emerson Electric Co.	475,324	28,339

54

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Norfolk Southern Corp.	213,726	26,010
	Eaton Corp. plc	329,574	25,651
	Waste Management Inc.	325,896	23,905
	Sherwin-Williams Co.	61,698	21,654
	Fidelity National
	Information Services Inc.	243,869	20,826
	TE Connectivity Ltd.	261,811	20,599
	Cummins Inc.	123,899	20,099
*	Fiserv Inc.	157,149	19,226
	Roper Technologies Inc.	75,243	17,421
	Ingersoll-Rand plc	190,141	17,377
	PACCAR Inc.	259,079	17,110
	Amphenol Corp. Class A	225,395	16,639
	Parker-Hannifin Corp.	98,289	15,709
	Rockwell Automation Inc.	95,026	15,390
	Fortive Corp.	230,075	14,575
	Agilent Technologies Inc.	237,780	14,103
	Paychex Inc.	238,455	13,578
	Rockwell Collins Inc.	119,829	12,592
	Waste Connections Inc.	194,458	12,527
	Vulcan Materials Co.	97,064	12,296
*	Mettler-Toledo
	International Inc.	18,985	11,173
	Republic Services Inc.
	Class A	173,945	11,086
	Ball Corp.	259,068	10,935
	WestRock Co.	185,289	10,499
	Martin Marietta
	Materials Inc.	46,420	10,332
	AMETEK Inc.	169,705	10,279
	Global Payments Inc.	112,559	10,166
	Alliance Data Systems
	Corp.	38,930	9,993
*	FleetCor Technologies Inc.	67,957	9,800
*	Verisk Analytics Inc.
	Class A	115,641	9,757
	L3 Technologies Inc.	57,369	9,585
	TransDigm Group Inc.	34,850	9,370
	Fastenal Co.	213,439	9,291
	Dover Corp.	114,208	9,162
	Masco Corp.	236,562	9,039
	Textron Inc.	178,498	8,407
	Kansas City Southern	78,375	8,202
	Pentair plc	121,041	8,054
	Cintas Corp.	62,181	7,837
*	Vantiv Inc. Class A	119,561	7,573
	Expeditors International
	of Washington Inc.	132,956	7,509
	Fortune Brands Home
	& Security Inc.	113,145	7,382
	Xylem Inc.	131,547	7,292
	CH Robinson
	Worldwide Inc.	103,784	7,128
	Total System Services Inc.	121,394	7,071

*	United Rentals Inc.	62,413	7,035
	WW Grainger Inc.	36,977	6,675
*	Trimble Inc.	186,533	6,654
	Acuity Brands Inc.	32,395	6,585
	Sealed Air Corp.	144,490	6,467
*	Crown Holdings Inc.	102,710	6,128
	JB Hunt Transport
	Services Inc.	65,527	5,988
	Wabtec Corp.	63,218	5,784
	ManpowerGroup Inc.	49,699	5,549
	Owens Corning	82,384	5,513
*	Sensata Technologies
	Holding NV	125,350	5,355
*	Arrow Electronics Inc.	65,366	5,126
*	First Data Corp. Class A	275,992	5,023
	Jacobs Engineering
	Group Inc.	89,181	4,851
*	Stericycle Inc.	62,525	4,772
	Fluor Corp.	102,212	4,679
	Hubbell Inc. Class B	40,595	4,594
	Xerox Corp.	157,227	4,517
	Macquarie Infrastructure
	Corp.	57,112	4,478
	Flowserve Corp.	95,298	4,425
	Robert Half International
	Inc.	89,327	4,281
	Allison Transmission
	Holdings Inc.	100,679	3,777
	Huntington Ingalls
	Industries Inc.	16,788	3,125
	Avnet Inc.	45,998	1,788
	FLIR Systems Inc.	49,660	1,721
			1,883,620
Oil & Gas (5.8%)
	Exxon Mobil Corp.	3,124,456	252,237
	Chevron Corp.	1,397,012	145,750
	Schlumberger Ltd.	1,024,592	67,459
	ConocoPhillips	912,239	40,102
	EOG Resources Inc.	425,708	38,535
	Occidental Petroleum
	Corp.	563,840	33,757
	Kinder Morgan Inc.	1,399,346	26,812
	Phillips 66	322,616	26,677
	Halliburton Co.	608,038	25,969
	Valero Energy Corp.	330,110	22,269
	Marathon Petroleum
	Corp.	386,172	20,208
	Pioneer Natural
	Resources Co.	125,523	20,031
	Anadarko Petroleum
	Corp.	413,276	18,738
	Williams Cos. Inc.	609,329	18,451
	Baker Hughes Inc.	313,742	17,102

55

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Apache Corp.	280,572	13,448
*	Concho Resources Inc.	109,501	13,308
	Devon Energy Corp.	368,305	11,775
	Tesoro Corp.	112,213	10,503
	Hess Corp.	222,798	9,774
	National Oilwell Varco Inc.	280,324	9,234
	Noble Energy Inc.	322,929	9,139
	Cabot Oil & Gas Corp.	343,333	8,611
	EQT Corp.	127,877	7,492
	Marathon Oil Corp.	626,920	7,429
*	Cheniere Energy Inc.	149,130	7,264
	Cimarex Energy Co.	69,539	6,537
	OGE Energy Corp.	146,060	5,081
	Range Resources Corp.	182,047	4,218
	Helmerich & Payne Inc.	71,664	3,894
	Targa Resources Corp.	78,807	3,562
*	Antero Resources Corp.	162,022	3,501
*	Continental Resources Inc.	68,686	2,221
	HollyFrontier Corp.	65,256	1,793
*	Energen Corp.	35,852	1,770
	Core Laboratories NV	16,181	1,639
*	Weatherford
	International plc	361,626	1,400
	Murphy Oil Corp.	33	1
			917,691
Technology (18.4%)
	Apple Inc.	3,460,821	498,427
	Microsoft Corp.	5,694,079	392,493
*	Facebook Inc. Class A	1,743,726	263,268
*	Alphabet Inc. Class A	219,474	204,041
*	Alphabet Inc. Class C	217,461	197,613
	Intel Corp.	3,472,274	117,154
	Cisco Systems Inc.	3,686,916	115,400
	Oracle Corp.	2,275,544	114,096
	International Business
	Machines Corp.	658,195	101,250
	Broadcom Ltd.	295,952	68,972
	NVIDIA Corp.	416,882	60,264
	QUALCOMM Inc.	1,089,522	60,163
	Texas Instruments Inc.	734,689	56,520
*	Adobe Systems Inc.	364,860	51,606
*	salesforce.com Inc.	499,099	43,222
	Applied Materials Inc.	796,310	32,896
	Cognizant Technology
	Solutions Corp. Class A	433,473	28,783
	Intuit Inc.	179,591	23,851
*	Micron Technology Inc.	775,039	23,143
	HP Inc.	1,246,870	21,795
	Analog Devices Inc.	269,229	20,946
	Corning Inc.	679,796	20,428
	Hewlett Packard
	Enterprise Co.	1,222,506	20,281
	Western Digital Corp.	214,454	19,001
	Lam Research Corp.	119,289	16,871
	DXC Technology Co.	208,954	16,031

*	Autodesk Inc.	154,867	15,614
*	Cerner Corp.	219,387	14,583
*	ServiceNow Inc.	125,067	13,257
	Skyworks Solutions Inc.	136,146	13,063
	Symantec Corp.	454,010	12,826
*	Red Hat Inc.	130,602	12,505
	Microchip Technology Inc.	159,641	12,321
	Xilinx Inc.	182,018	11,707
	KLA-Tencor Corp.	115,613	10,580
	Motorola Solutions Inc.	120,432	10,446
	Harris Corp.	91,364	9,966
*	Workday Inc. Class A	96,523	9,363
	Maxim Integrated
	Products Inc.	208,453	9,359
*	Dell Technologies Inc.
	Class V	152,892	9,343
*	Palo Alto Networks Inc.	64,554	8,638
	Seagate Technology plc	218,853	8,481
*	Citrix Systems Inc.	105,632	8,406
	NetApp Inc.	201,566	8,073
*	Synopsys Inc.	110,189	8,036
	CA Inc.	231,194	7,969
	Juniper Networks Inc.	281,274	7,842
*,^	Advanced Micro
	Devices Inc.	626,109	7,814
*	Gartner Inc.	63,088	7,792
*	Twitter Inc.	431,277	7,707
*	ANSYS Inc.	62,946	7,659
	CDK Global Inc.	107,128	6,648
*	Akamai Technologies Inc.	120,819	6,018
*	F5 Networks Inc.	47,329	6,014
*,^	VeriSign Inc.	64,357	5,983
*	Qorvo Inc.	92,894	5,882
*	Splunk Inc.	102,039	5,805
	Marvell Technology
	Group Ltd.	279,076	4,610
	LogMeIn Inc.	38,966	4,072
	Garmin Ltd.	69,186	3,531
*	VMware Inc. Class A	39,805	3,480
*,^	Snap Inc.	175,756	3,123
*	Arista Networks Inc.	17,217	2,579
*	Nuance Communications
	Inc.	106,763	1,859
*	Premier Inc. Class A	37,515	1,350
			2,902,819

56

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
Telecommunications (2.2%)
	AT&T Inc.	4,533,358	171,044
	Verizon Communications
	Inc.	3,008,003	134,338
*	T-Mobile US Inc.	214,538	13,005
*	Level 3 Communications
	Inc.	213,284	12,648
	CenturyLink Inc.	404,787	9,666
*	Zayo Group Holdings Inc.	116,604	3,603
*	Sprint Corp.	438,292	3,598
			347,902
Utilities (3.1%)
	NextEra Energy Inc.	345,315	48,389
	Duke Energy Corp.	516,123	43,143
	Dominion Energy Inc.	464,010	35,557
	Southern Co.	734,027	35,145
	American Electric
	Power Co. Inc.	362,598	25,190
	PG&E Corp.	376,151	24,965
	Exelon Corp.	682,704	24,625
	Sempra Energy	184,849	20,842
	PPL Corp.	502,113	19,412
	Edison International	240,261	18,786
	Consolidated Edison Inc.	225,221	18,202
	Xcel Energy Inc.	374,481	17,181
	Public Service Enterprise
	Group Inc.	373,160	16,050
	WEC Energy Group Inc.	232,790	14,289
	Eversource Energy	233,733	14,190
	DTE Energy Co.	132,326	13,999
	American Water
	Works Co. Inc.	131,498	10,250
	Entergy Corp.	132,390	10,163
	Ameren Corp.	179,004	9,786
	CMS Energy Corp.	206,870	9,568
	FirstEnergy Corp.	327,295	9,544
	CenterPoint Energy Inc.	301,971	8,268
	ONEOK Inc.	155,617	8,117
	Pinnacle West Capital
	Corp.	82,349	7,013
	Alliant Energy Corp.	168,085	6,752
	SCANA Corp.	94,153	6,309
	NiSource Inc.	237,255	6,017
	AES Corp.	482,576	5,361
	Avangrid Inc.	45,211	1,996
			489,109
Total Common Stocks
(Cost $10,506,615)			15,774,328

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.3%)[1]
	Money Market Fund (0.3%)
[2,3]	Vanguard Market
	Liquidity Fund,
	1.181%	399,248	39,933

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States
	Treasury Bill,
	0.927%, 8/24/17	200	200
4	United States
	Treasury Bill, 0.923%,
	9/21/17	2,100	2,095
4	United States
	Treasury Bill,
	0.980%, 10/5/17	500	499
			2,794
Total Temporary Cash Investments
	(Cost $42,724)		42,727
	Total Investments (100.1%)
	(Cost $10,549,339)		15,817,055

			Amount
			($000)
Other Assets and Liabilities (-0.1%)
	Other Assets
	Investment in Vanguard		1,025
Receivables for Accrued Income			15,725
Receivables for Capital Shares Issued			6,718
	Other Assets		11
	Total Other Assets		23,479
	Liabilities
	Payables for Investment
	Securities Purchased		(917)
Collateral for Securities on Loan			(21,877)
Payables for Capital Shares Redeemed			(2,231)
	Payables to Vanguard		(5,793)
	Other Liabilities		(953)
	Total Liabilities		(31,771)
	Net Assets (100%)		15,808,763

57

Large-Cap Index Fund

At June 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	10,656,479
Undistributed Net Investment Income	1,017
Accumulated Net Realized Losses	(116,266)
Unrealized Appreciation (Depreciation)
Investment Securities	5,267,716
Futures Contracts	(183)
Net Assets	15,808,763

Investor Shares—Net Assets
Applicable to 9,936,644 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	445,743
Net Asset Value Per Share—
Investor Shares	$44.86

ETF Shares—Net Assets
Applicable to 87,134,159 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,676,444
Net Asset Value Per Share—
ETF Shares	$111.05

Admiral Shares—Net Assets
Applicable to 84,029,203 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,712,808
Net Asset Value Per Share—
Admiral Shares	$56.09

Institutional Shares—Net Assets
Applicable to 4,218,387 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	973,768
Net Asset Value Per Share—
Institutional Shares	$230.84

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,999,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $21,877,000 of collateral received for securities on loan.
4 Securities with a value of $1,097,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

58

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2017
($000)
Investment Income
Income
Dividends	143,590
Interest[1]	242
Securities Lending—Net	200
Total Income	144,032
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,292
Management and Administrative—Investor Shares	290
Management and Administrative—ETF Shares	1,347
Management and Administrative—Admiral Shares	639
Management and Administrative—Institutional Shares	119
Marketing and Distribution—Investor Shares	40
Marketing and Distribution—ETF Shares	212
Marketing and Distribution—Admiral Shares	179
Marketing and Distribution—Institutional Shares	10
Custodian Fees	122
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—ETF Shares	214
Shareholders’ Reports—Admiral Shares	51
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	4,539
Net Investment Income	139,493
Realized Net Gain (Loss)
Investment Securities Sold[1]	172,275
Futures Contracts	4,442
Realized Net Gain (Loss)	176,717
Change in Unrealized Appreciation (Depreciation) of Investment Securities
Investment Securities	1,027,188
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	1,027,188
Net Increase (Decrease) in Net Assets Resulting from Operations	1,343,398
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $231,000 and $2,000, respectively.
.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	139,493	261,672
Realized Net Gain (Loss)	176,717	134,455
Change in Unrealized Appreciation (Depreciation)	1,027,188	1,016,841
Net Increase (Decrease) in Net Assets Resulting from Operations	1,343,398	1,412,968
Distributions
Net Investment Income
Investor Shares	(3,588)	(7,448)
ETF Shares	(82,956)	(158,127)
Admiral Shares	(40,392)	(79,259)
Institutional Shares	(8,407)	(17,725)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(135,343)	(262,559)
Capital Share Transactions
Investor Shares	10,601	(7,876)
ETF Shares	474,409	1,302,695
Admiral Shares	221,946	257,948
Institutional Shares	(36,934)	63,094
Net Increase (Decrease) from Capital Share Transactions	670,022	1,615,861
Total Increase (Decrease)	1,878,077	2,766,270
Net Assets
Beginning of Period	13,930,686	11,164,416
End of Period[1]	15,808,763	13,930,686
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,017,000 and ($3,133,000).

See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$41.31	$37.78	$38.12	$34.24	$26.32	$23.16
Investment Operations
Net Investment Income	.378	.768	.702	.624	.556	.521
Net Realized and Unrealized Gain (Loss)
on Investments	3.537	3.533	(.348)	3.879	7.921	3.159
Total from Investment Operations	3.915	4.301	.354	4.503	8.477	3.680
Distributions
Dividends from Net Investment Income	(.365)	(.771)	(.694)	(.623)	(.557)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.365)	(.771)	(.694)	(.623)	(.557)	(.520)
Net Asset Value, End of Period	$44.86	$41.31	$37.78	$38.12	$34.24	$26.32

Total Return[1]	9.49%	11.50%	0.93%	13.24%	32.45%	15.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$446	$400	$375	$399	$391	$290
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.20%	0.23%	0.24%	0.24%
Ratio of Net Investment Income to
Average Net Assets	1.79%	2.02%	1.86%	1.76%	1.82%	2.08%
Portfolio Turnover Rate[2]	4%	5%	4%	3%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Large-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$102.27	$93.52	$94.36	$84.76	$65.15	$57.34
Investment Operations
Net Investment Income	1.001	2.018	1.850	1.672	1.488	1.383
Net Realized and Unrealized Gain (Loss)
on Investments	8.750	8.754	(.859)	9.599	19.610	7.807
Total from Investment Operations	9.751	10.772	.991	11.271	21.098	9.190
Distributions
Dividends from Net Investment Income	(.971)	(2.022)	(1.831)	(1.671)	(1.488)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.971)	(2.022)	(1.831)	(1.671)	(1.488)	(1.380)
Net Asset Value, End of Period	$111.05	$102.27	$93.52	$94.36	$84.76	$65.15

Total Return	9.55%	11.65%	1.07%	13.39%	32.65%	16.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,676	$8,468	$6,469	$5,619	$4,707	$3,577
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.14%	1.98%	1.90%	1.97%	2.22%
Portfolio Turnover Rate[1]	4%	5%	4%	3%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$51.65	$47.23	$47.65	$42.81	$32.90	$28.96
Investment Operations
Net Investment Income	.504	1.019	.936	.846	.752	.698
Net Realized and Unrealized Gain (Loss)
on Investments	4.425	4.422	(.430)	4.839	9.909	3.939
Total from Investment Operations	4.929	5.441	.506	5.685	10.661	4.637
Distributions
Dividends from Net Investment Income	(.489)	(1.021)	(.926)	(.845)	(.751)	(.697)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.489)	(1.021)	(.926)	(.845)	(.751)	(.697)
Net Asset Value, End of Period	$56.09	$51.65	$47.23	$47.65	$42.81	$32.90

Total Return[1]	9.56%	11.65%	1.07%	13.38%	32.66%	16.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,713	$4,130	$3,527	$3,085	$1,438	$981
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.08%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.14%	1.98%	1.90%	1.97%	2.22%
Portfolio Turnover Rate[2]	4%	5%	4%	3%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$212.59	$194.40	$196.14	$176.18	$135.42	$119.18
Investment Operations
Net Investment Income	2.093	4.215	3.865	3.492	3.105	2.903
Net Realized and Unrealized Gain (Loss)
on Investments	18.186	18.199	(1.781)	19.957	40.761	16.234
Total from Investment Operations	20.279	22.414	2.084	23.449	43.866	19.137
Distributions
Dividends from Net Investment Income	(2.029)	(4.224)	(3.824)	(3.489)	(3.106)	(2.897)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.029)	(4.224)	(3.824)	(3.489)	(3.106)	(2.897)
Net Asset Value, End of Period	$230.84	$212.59	$194.40	$196.14	$176.18	$135.42

Total Return	9.56%	11.66%	1.07%	13.41%	32.65%	16.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$974	$932	$794	$857	$750	$752
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.92%	2.15%	1.99%	1.91%	1.98%	2.24%
Portfolio Turnover Rate[1]	4%	5%	4%	3%	9%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

65

Large-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

66

Large-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,025,000, representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,774,328	—	—
Temporary Cash Investments	39,933	2,794	—
Futures Contracts—Assets[1]	10	—	—
Total	15,814,271	2,794	—
1 Represents variation margin on the last day of the reporting period.

67

Large-Cap Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	220	26,630	(183)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2017, the fund realized $149,411,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2016, the fund had available capital losses totaling totaling $143,755,000 to offset future net capital gains. Of this amount, $24,177,000 is subject to expiration on December 31, 2018. Capital losses of $119,578,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2017, the cost of investment securities for tax purposes was $10,549,339,000. Net unrealized appreciation of investment securities for tax purposes was $5,267,716,000, consisting of unrealized gains of $5,463,969,000 on securities that had risen in value since their purchase and $196,253,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $1,182,862,000 of investment securities and sold $499,802,000 of investment securities, other than temporary cash investments. Purchases and sales include $619,130,000 and $237,794,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

68

Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	64,446	1,478	101,335	2,631
Issued in Lieu of Cash Distributions	3,469	79	7,219	184
Redeemed	(57,314)	(1,313)	(116,430)	(3,038)
Net Increase (Decrease)—Investor Shares	10,601	244	(7,876)	(223)
ETF Shares
Issued	634,938	5,809	1,676,305	17,626
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(160,529)	(1,475)	(373,610)	(4,000)
Net Increase (Decrease)—ETF Shares	474,409	4,334	1,302,695	13,626
Admiral Shares
Issued	541,746	9,937	926,021	19,289
Issued in Lieu of Cash Distributions	33,268	602	65,902	1,340
Redeemed	(353,068)	(6,477)	(733,975)	(15,332)
Net Increase (Decrease)—Admiral Shares	221,946	4,062	257,948	5,297
Institutional Shares
Issued	100,155	447	182,420	894
Issued in Lieu of Cash Distributions	6,566	29	13,214	65
Redeemed	(143,655)	(639)	(132,540)	(660)
Net Increase (Decrease)—Institutional Shares	(36,934)	(163)	63,094	299

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

69

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

70

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,146.74	$0.96
ETF Shares	1,000.00	1,147.55	0.32
Admiral Shares	1,000.00	1,147.47	0.32
Institutional Shares	1,000.00	1,147.50	0.27
Value Index Fund
Investor Shares	$1,000.00	$1,050.69	$0.92
ETF Shares	1,000.00	1,051.47	0.31
Admiral Shares	1,000.00	1,051.35	0.31
Institutional Shares	1,000.00	1,051.41	0.25
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,094.93	$0.93
ETF Shares	1,000.00	1,095.52	0.31
Admiral Shares	1,000.00	1,095.60	0.31
Institutional Shares	1,000.00	1,095.56	0.26

71

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2016	6/30/2017	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25
Value Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.90	$0.90
ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.50	0.30
Institutional Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for
Institutional Shares; for the Value Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.05% for
Institutional Shares; and for the Large-Cap Index Fund, 0.18% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and
0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

72

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

73

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

74

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

75

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

76

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082017

Semiannual Report | June 30, 2017

Vanguard Total Stock Market Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Total Stock Market Index Fund returned almost 9% for the six months ended June 30, 2017. The fund closely tracked its target index, the CRSP US Total Market Index, and exceeded the average return of its multicapitalization core fund peers.

• The fund offers investors exposure to every segment, size, and style of the U.S. equity market.

• Large-cap stocks outperformed their small- and mid-cap counterparts. Growth stocks outpaced value, reversing a trend from 2016.

• Eight of the fund’s ten market sectors recorded positive returns, with technology, health care, and financials contributing most to the overall return.

• The two sectors posting negative returns were oil and gas and telecommunications.

Total Returns: Six Months Ended June 30, 2017
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	8.94%
ETF Shares
Market Price	8.96
Net Asset Value	8.99
Admiral™ Shares	8.99
Institutional Shares	9.00
Institutional Plus Shares	9.01
Institutional Select Shares	9.01
CRSP US Total Market Index	9.00
Multi-Cap Core Funds Average	8.35

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares,
Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat.
Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Total Stock Market Index
Fund	0.15%	0.04%	0.04%	0.035%	0.02%	0.01%	1.12%

The fund expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year.
For the six months ended June 30, 2017, the fund’s annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares,
0.04% for Admiral Shares, 0.035% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares.
The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Multi-Cap Core Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, the eminent investor and commentator Howard Marks published a memo to his clients titled simply “Risk.” In it, Howard distilled the relationship between investors and risk. “When you boil it all down, it’s the investor’s job to intelligently bear risk for profit,” he wrote.

It’s not surprising, then, that everyone from portfolio managers to behavioral economists avidly studies how investors’ reactions to risk influence not only individual investment decisions but also the broader financial markets. I’m a big fan of some of the behavioral finance work being done, which includes studies by our own investment strategists and analysts.

A lens on investor behavior

For example, Vanguard’s Investment Strategy Group introduced a “risk speedometers” report in January to look at how investors are reacting to market developments. This lens on real-world behavior measures the risk investors are taking in a given period by calculating the difference between net cash flows into higher-risk assets, such as stocks, and net cash flows into lower-risk assets, such as Treasuries. The measures are then compared with long-term averages.

In the spring, the risk speedometer spiked. The spike was fueled by investors’ decisions to direct more of their equity

3

dollars to international investments in developed and emerging markets, and their bond dollars to riskier credit categories.

A spiking speedometer seems a fitting analogy for what can happen. I consider myself a responsible driver. Still, when the highway is clear and the weather is nice, I might glance down at the speedometer and find that my right foot has gotten a little heavy.

The same phenomenon is possible with our investment portfolios. Just as our attention can drift from our speed—and the risk level on the road—we can neglect the risk level of our portfolio’s asset allocation. Experience teaches that investors are especially prone to lose sight of risk when markets have been buoyant.

How I manage risk in my own portfolio

Rebalancing—periodically adjusting your asset allocation so it stays in line with your goals and risk tolerance—is one of the best ways I know of to help manage risk. Without rebalancing, your portfolio may end up potentially riskier than you intended and no longer aligned with your goals.

I have a ritual I perform every June and again each December, between Christmas and New Year’s, as I prepare for a series of annual meetings with the Vanguard crew. I’ll set aside some time, review my

Market Barometer
		Total Returns
		Periods Ended June 30, 2017
			Five Years
	Six Months	One Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.27%	18.03%	14.67%
Russell 2000 Index (Small-caps)	4.99	24.60	13.70
Russell 3000 Index (Broad U.S. market)	8.93	18.51	14.58
FTSE All-World ex US Index (International)	13.95	20.53	7.68

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.27%	-0.31%	2.21%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.57	-0.49	3.26
Citigroup Three-Month U.S. Treasury Bill Index	0.30	0.46	0.13

CPI
Consumer Price Index	1.46%	1.63%	1.31%

4

investment portfolio, and, if necessary, rebalance back to my target asset allocation.

My own portfolio is a mix of equity and fixed income funds, and I invest in both actively managed funds and index funds. Most years, I’ll make a minor adjustment to get back to the appropriate asset allocation for my own longer-term goals and risk tolerance. It’s not all that complicated, although my portfolio is a little more complex than some because I own more funds than we’d typically suggest. As chairman of Vanguard’s funds, I feel I should own a significant number of them.

Consider your options

You should consider rebalancing if your target allocation is off by 5 percentage points or more. Admittedly, this is often easier said than done. When an investment has performed exceptionally well, people have a hard time trimming it. They can be led astray by that old (and none-too-helpful) investing saw: Let your winners run.

Fortunately, in recent years we’ve seen all sorts of investors take steps to rebalance. Many of the endowments, foundations, and traditional pension plans that Vanguard serves have good processes built into their investment guidelines to make sure rebalancing takes place on a regular basis. And among investors in defined contribution retirement plans, more and more are using target-date funds, where rebalancing happens automatically.

If you choose to rebalance on your own, use your target asset allocation as your guidepost. Don’t be afraid to buy into bad news. In a sense, don’t worry about the noise of the marketplace. If you work with an advisor, make sure he or she understands the importance you place on your rebalancing ritual.

And remember, the goal of rebalancing is to manage risk, not to avoid it altogether. Risk is inherent in investing—we just want to bear that risk intelligently.

In that insightful memo on risk, Howard Marks included a saying often attributed to Will Rogers: “You’ve got to go out on a limb sometimes because that’s where the fruit is.”

Tim Buckley chosen as Vanguard’s next CEO

In closing, I’ll note senior leadership changes that we announced in July. Our board of directors has elected Vanguard Chief Investment Officer Tim Buckley as president and director of Vanguard. Under the planned transition, Tim will succeed me as Vanguard’s chief executive officer on January 1, 2018.

I’m delighted with our board’s selection of Tim. We first met in 1991 when Tim was interviewing for a job at Vanguard. In the decades since, we’ve worked closely together, and he’s always impressed me as a man of tremendous character and an outstanding leader with a passion for serving our clients. During the transition

5

period, I will work closely with Tim in managing the firm and overseeing its operations.

Replacing Tim as chief investment officer is Greg Davis, who had been global head of Vanguard Fixed Income Group. And succeeding Greg as our fixed income leader is John Hollyer, who most recently served as our global head of investment risk management. I know Greg and John will both do a superb job in their new roles.

As with past successions, I will remain as chairman for a period of time determined by the board. On a personal note, it has been an honor and a privilege to lead Vanguard. Having spent more than half my life at Vanguard, I have come to know many fabulous crew members who are incredibly dedicated to Vanguard’s mission. Please be assured that Tim and the rest of the team will serve you and our other clients extremely well as Vanguard prepares for its next chapter.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2017

Vanguard fund shareholders encouraged to vote in proxy campaign

This summer you will be asked to vote on the election of trustees for all U.S.-domiciled
Vanguard funds. Shareholders will also be asked to vote on several fund policy proposals that we believe are in the best interests of all shareholders.

Vanguard filed a preliminary proxy statement on July 13, 2017, with the U.S. Securities and
Exchange Commission (SEC). Following the SEC’s review, we expect to provide the proxy materials to Vanguard fund shareholders beginning in late August 2017. That’s when you can begin to vote online, by phone, or by mail.

A shareholder meeting is scheduled to be held in Scottsdale, Arizona, on November 15,
2017, when voting will conclude. We encourage you to vote promptly. Please visit
vanguard.com for updates.

6

Total Stock Market Index Fund

Fund Profile
As of June 30, 2017

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VTSMX	VTI	VTSAX	VITSX	VSMPX	VSTSX
Expense Ratio[1]	0.15%	0.04%	0.04%	0.035%	0.02%	0.01%
30-Day SEC Yield	1.78%	1.86%	1.86%	1.88%	1.88%	1.89%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,606	3,598
Median Market Cap	$59.8B	$59.8B
Price/Earnings Ratio	21.2x	21.2x
Price/Book Ratio	2.9x	2.9x
Return on Equity	16.1%	16.0%
Earnings Growth Rate	10.0%	10.0%
Dividend Yield	1.9%	1.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate (Annualized)	4%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.5%	2.6%
Consumer Goods	9.7	9.7
Consumer Services	13.0	13.0
Financials	20.5	20.5
Health Care	13.1	13.1
Industrials	13.0	13.0
Oil & Gas	5.6	5.6
Technology	17.4	17.4
Telecommunications	2.0	1.9
Utilities	3.2	3.2

Volatility Measures
CRSP
US Total
Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.7%
Alphabet Inc.	Internet	2.2
Microsoft Corp.	Software	2.1
Amazon.com Inc.	Broadline Retailers	1.6
Facebook Inc.	Internet	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Exxon Mobil Corp.	Integrated Oil & Gas	1.4
Berkshire Hathaway Inc. Reinsurance		1.3
JPMorgan Chase & Co.	Banks	1.3
Wells Fargo & Co.	Banks	1.0
Top Ten		16.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2017, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2017, the annualized expense ratios were 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for
Admiral Shares, 0.035% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares.

7

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2006, Through June 30, 2017

For a benchmark description, see the Glossary.
Note: For 2017, performance data reflect the six months ended June 30, 2017.

Average Annual Total Returns: Periods Ended June 30, 2017
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	18.35%	14.42%	7.26%
ETF Shares	5/24/2001
Market Price		18.49	14.55	7.39
Net Asset Value		18.49	14.55	7.38
Admiral Shares	11/13/2000	18.47	14.54	7.37
Institutional Shares	7/7/1997	18.50	14.55	7.38
Institutional Plus Shares	4/28/2015	18.51	—	8.26[1]
Institutional Select Shares	6/27/2016	18.51	—	24.36[1]
1 Return since inception.

8

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		14,799,532	2.5%

Consumer Goods
Procter & Gamble Co.	58,939,340	5,136,563	0.9%
Philip Morris International Inc.	35,780,975	4,202,475	0.7%
Coca-Cola Co.	88,612,244	3,974,259	0.7%
PepsiCo Inc.	32,956,942	3,806,197	0.6%
Altria Group Inc.	44,516,118	3,315,115	0.6%
Consumer Goods—Other †		35,398,244	6.1%
		55,832,853	9.6%
Consumer Services
* Amazon.com Inc.	9,355,374	9,056,002	1.6%
Comcast Corp. Class A	108,903,675	4,238,531	0.7%
Home Depot Inc.	27,528,391	4,222,855	0.7%
Walt Disney Co.	34,173,760	3,630,962	0.6%
McDonald’s Corp.	18,761,824	2,873,561	0.5%
Wal-Mart Stores Inc.	34,917,465	2,642,554	0.5%
* Priceline Group Inc.	1,129,489	2,112,732	0.4%
Consumer Services—Other †		46,557,697	8.0%
		75,334,894	13.0%
Financials
JPMorgan Chase & Co.	81,849,498	7,481,044	1.3%
* Berkshire Hathaway Inc. Class B	43,189,943	7,315,081	1.3%
Wells Fargo & Co.	103,615,142	5,741,315	1.0%
Bank of America Corp.	229,168,479	5,559,627	1.0%
Citigroup Inc.	63,394,487	4,239,823	0.7%

9

Total Stock Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Visa Inc. Class A	42,493,554	3,985,045	0.7%
Mastercard Inc. Class A	21,900,088	2,659,766	0.5%
* Berkshire Hathaway Inc. Class A	981	249,861	0.0%
Financials—Other †		81,061,399	13.9%
		118,292,961	20.4%
Health Care
Johnson & Johnson	62,059,387	8,209,836	1.4%
Pfizer Inc.	137,428,989	4,616,240	0.8%
UnitedHealth Group Inc.	22,193,256	4,115,074	0.7%
Merck & Co. Inc.	62,996,595	4,037,452	0.7%
Amgen Inc.	16,927,358	2,915,399	0.5%
Medtronic plc	31,568,346	2,801,691	0.5%
AbbVie Inc.	36,634,667	2,656,380	0.4%
* Celgene Corp.	17,968,099	2,333,517	0.4%
Gilead Sciences Inc.	30,072,798	2,128,553	0.4%
Bristol-Myers Squibb Co.	37,936,672	2,113,831	0.4%
Health Care—Other †		40,074,832	6.9%
		76,002,805	13.1%
Industrials
General Electric Co.	200,001,087	5,402,029	0.9%
3M Co.	13,773,479	2,867,501	0.5%
Boeing Co.	13,214,972	2,613,261	0.5%
Honeywell International Inc.	17,574,727	2,342,535	0.4%
United Technologies Corp.	16,623,150	2,029,853	0.4%
Union Pacific Corp.	18,602,489	2,025,997	0.3%
Industrials—Other †		58,027,686	10.0%
		75,308,862	13.0%
Oil & Gas
Exxon Mobil Corp.	97,608,070	7,879,900	1.3%
Chevron Corp.	43,636,886	4,552,636	0.8%
Schlumberger Ltd.	32,006,897	2,107,334	0.4%
Oil & Gas—Other †		17,680,978	3.0%
		32,220,848	5.5%

[1]Other †		14,855	0.0%

Technology
Apple Inc.	108,093,912	15,567,685	2.7%
Microsoft Corp.	177,774,267	12,253,980	2.1%
* Facebook Inc. Class A	54,439,512	8,219,278	1.4%
* Alphabet Inc. Class A	6,900,772	6,415,510	1.1%
* Alphabet Inc. Class C	6,740,405	6,125,208	1.1%
Intel Corp.	108,442,405	3,658,847	0.6%
Cisco Systems Inc.	115,073,238	3,601,792	0.6%
Oracle Corp.	70,998,449	3,559,862	0.6%
International Business Machines Corp.	20,536,688	3,159,159	0.6%
Broadcom Ltd.	9,246,345	2,154,861	0.4%
Technology—Other †		35,658,805	6.1%
		100,374,987	17.3%

10

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Telecommunications
AT&T Inc.		141,546,385	5,340,545	0.9%
Verizon Communications Inc.		93,920,728	4,194,500	0.8%
Telecommunications—Other †			1,789,383	0.3%
			11,324,428	2.0%

Utilities †			18,285,866	3.1%
Total Common Stocks (Cost $383,575,329)			577,792,891	99.5%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.181%	63,822,793	6,383,556	1.1%

5U.S. Government and Agency Obligations †			165,198	0.0%
Total Temporary Cash Investments (Cost $6,548,067)			6,548,754	1.1%[2]
[6]Total Investments (Cost $390,123,396)			584,341,645	100.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			37,853
Receivables for Investment Securities Sold			11,393
Receivables for Accrued Income			612,538
Receivables for Capital Shares Issued			334,618
Other Assets [4,7]			19,588
Total Other Assets			1,015,990	0.2%
Liabilities
Payables for Investment Securities Purchased			(1,059,171)
Collateral for Securities on Loan			(2,869,824)
Payables for Capital Shares Redeemed			(192,293)
Payables to Vanguard			(207,863)
Other Liabilities			(354)
Total Liabilities			(4,329,505)	(0.8%)
Net Assets			581,028,130	100.0%

At June 30, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				388,361,506
Overdistributed Net Investment Income				(278,292)
Accumulated Net Realized Losses				(1,264,998)
Unrealized Appreciation (Depreciation)
Investment Securities				194,218,249
Futures Contracts				(11,537)
Swap Contracts				3,202
Net Assets				581,028,130

11

Total Stock Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,917,637,051 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	116,116,153
Net Asset Value Per Share—Investor Shares	$60.55

ETF Shares—Net Assets
Applicable to 641,883,319 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	79,868,757
Net Asset Value Per Share—ETF Shares	$124.43

Admiral Shares—Net Assets
Applicable to 2,807,842,015 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	170,071,182
Net Asset Value Per Share—Admiral Shares	$60.57

Institutional Shares—Net Assets
Applicable to 1,575,739,893 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	95,459,460
Net Asset Value Per Share—Institutional Shares	$60.58

Institutional Plus Shares—Net Assets
Applicable to 950,011,818 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	107,928,320
Net Asset Value Per Share—Institutional Plus Shares	$113.61

Institutional Select Shares—Net Assets
Applicable to 97,178,300 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,584,258
Net Asset Value Per Share—Institutional Select Shares	$119.21

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 0.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,869,824,000 of collateral received for securities on loan, of which $4,245,000 is held in cash.
5 Securities with a value of $115,846,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $2,692,354,000.
7 Cash with a value of $520,000 has been segregated as collateral for open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June30,2017
($000)
Investment Income
Income
Dividends	4,966,938
Interest[1]	14,430
Securities Lending—Net	43,639
Total Income	5,025,007
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,531
Management and Administrative—Investor Shares	65,930
Management and Administrative—ETF Shares	12,341
Management and Administrative—Admiral Shares	26,433
Management and Administrative—Institutional Shares	11,581
Management and Administrative—Institutional Plus Shares	6,919
Management and Administrative—Institutional Select Shares	256
Marketing and Distribution—Investor Shares	7,988
Marketing and Distribution—ETF Shares	1,735
Marketing and Distribution—Admiral Shares	4,965
Marketing and Distribution—Institutional Shares	1,229
Marketing and Distribution—Institutional Plus Shares	671
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	2,476
Shareholders’ Reports—Investor Shares	1,671
Shareholders’ Reports—ETF Shares	1,157
Shareholders’ Reports—Admiral Shares	1,229
Shareholders’ Reports—Institutional Shares	542
Shareholders’ Reports—Institutional Plus Shares	6
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	170
Total Expenses	156,831
Net Investment Income	4,868,176
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,810,294
Futures Contracts	206,831
Swap Contracts	(5,636)
Realized Net Gain (Loss)	2,011,489
Change in Unrealized Appreciation (Depreciation)
Investment Securities	39,398,734
Futures Contracts	8,621
Swap Contracts	3,701
Change in Unrealized Appreciation (Depreciation)	39,411,056
Net Increase (Decrease) in Net Assets Resulting from Operations	46,290,721

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $13,831,000 and $166,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,868,176	9,073,422
Realized Net Gain (Loss)	2,011,489	4,014,156
Change in Unrealized Appreciation (Depreciation)	39,411,056	42,114,142
Net Increase (Decrease) in Net Assets Resulting from Operations	46,290,721	55,201,720
Distributions
Net Investment Income
Investor Shares	(970,338)	(1,930,782)
ETF Shares	(708,189)	(1,282,510)
Admiral Shares	(1,506,839)	(2,820,690)
Institutional Shares	(837,294)	(1,428,815)
Institutional Plus Shares	(937,389)	(1,567,690)
Institutional Select Shares	(94,894)	(66,263)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(5,054,943)	(9,096,750)
Capital Share Transactions
Investor Shares	3,697,436	(2,633,123)
ETF Shares	4,255,317	6,156,065
Admiral Shares	6,156,713	11,172,716
Institutional Shares	9,334,807	14,683,001
Institutional Plus Shares	15,567,800	13,965,811
Institutional Select Shares	2,328,347	8,351,435
Net Increase (Decrease) from Capital Share Transactions	41,340,420	51,695,905
Total Increase (Decrease)	82,576,198	97,800,875
Net Assets
Beginning of Period	498,451,932	400,651,057
End of Period[1]	581,028,130	498,451,932
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($278,292,000) and ($85,889,000).

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$56.06	$50.78	$51.58	$46.67	$35.64	$31.29
Investment Operations
Net Investment Income	.497	1.022	.954	.854	.757	.720
Net Realized and Unrealized Gain (Loss)
on Investments	4.506	5.282	(.807)	4.907	11.038	4.350
Total from Investment Operations	5.003	6.304	.147	5.761	11.795	5.070
Distributions
Dividends from Net Investment Income	(. 513)	(1.024)	(. 947)	(. 851)	(.765)	(.720)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 513)	(1.024)	(. 947)	(. 851)	(.765)	(.720)
Net Asset Value, End of Period	$60.55	$56.06	$50.78	$51.58	$46.67	$35.64

Total Return[1]	8.94%	12.53%	0.29%	12.43%	33.35%	16.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,116	$103,932	$96,323	$117,966 $105,008		$78,936
Ratio of Total Expenses to
Average Net Assets	0.14%	0.15%	0.16%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.98%	1.85%	1.77%	1.84%	2.11%
Portfolio Turnover Rate[2]	4%	4%	3%	3%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$115.21	$104.34	$106.00	$95.91	$73.24	$64.29
Investment Operations
Net Investment Income	1.077	2.214	2.082	1.874	1.657	1.564
Net Realized and Unrealized Gain (Loss)
on Investments	9.260	10.871	(1.675)	10.085	22.686	8.949
Total from Investment Operations	10.337	13.085	.407	11.959	24.343	10.513
Distributions
Dividends from Net Investment Income	(1.117)	(2.215)	(2.067)	(1.869)	(1.673)	(1.563)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.117)	(2.215)	(2.067)	(1.869)	(1.673)	(1.563)
Net Asset Value, End of Period	$124.43	$115.21	$104.34	$106.00	$95.91	$73.24

Total Return	8.99%	12.68%	0.40%	12.56%	33.51%	16.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,869	$69,889	$57,434	$50,886	$39,165	$24,270
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.85%	2.09%	1.96%	1.89%	1.96%	2.23%
Portfolio Turnover Rate[1]	4%	4%	3%	3%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$56.08	$50.79	$51.60	$46.69	$35.65	$31.30
Investment Operations
Net Investment Income	.524	1.077	1.013	.912	.807	.761
Net Realized and Unrealized Gain (Loss)
on Investments	4.510	5.291	(.818)	4.908	11.047	4.350
Total from Investment Operations	5.034	6.368	.195	5.820	11.854	5.111
Distributions
Dividends from Net Investment Income	(.544)	(1.078)	(1.005)	(.910)	(.814)	(.761)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.544)	(1.078)	(1.005)	(.910)	(.814)	(.761)
Net Asset Value, End of Period	$60.57	$56.08	$50.79	$51.60	$46.69	$35.65

Total Return[1]	8.99%	12.66%	0.39%	12.56%	33.52%	16.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170,071	$151,612	$126,363	$117,476	$86,541	$59,771
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.85%	2.09%	1.96%	1.89%	1.96%	2.23%
Portfolio Turnover Rate[2]	4%	4%	3%	3%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$56.09	$50.80	$51.60	$46.69	$35.66	$31.30
Investment Operations
Net Investment Income	.527	1.082	1.017	.915	.808	.763
Net Realized and Unrealized Gain (Loss)
on Investments	4.509	5.291	(.808)	4.908	11.038	4.359
Total from Investment Operations	5.036	6.373	.209	5.823	11.846	5.122
Distributions
Dividends from Net Investment Income	(.546)	(1.083)	(1.009)	(.913)	(.816)	(.762)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.546)	(1.083)	(1.009)	(.913)	(.816)	(.762)
Net Asset Value, End of Period	$60.58	$56.09	$50.80	$51.60	$46.69	$35.66

Total Return	9.00%	12.67%	0.42%	12.56%	33.49%	16.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95,459	$79,443	$57,438	$96,674	$65,738	$39,367
Ratio of Total Expenses to
Average Net Assets	0.035%	0.03%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	1.86%	2.10%	1.97%	1.90%	1.97%	2.24%
Portfolio Turnover Rate[1]	4%	4%	3%	3%	4%	3%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	April 28,
	Ended	Ended	2015[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$105.18	$95.26	$100.00
Investment Operations
Net Investment Income	.996	2.042	1.335
Net Realized and Unrealized Gain (Loss) on Investments	8.466	9.924	(4.631)
Total from Investment Operations	9.462	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(1.032)	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.032)	(2.046)	(1.444)
Net Asset Value, End of Period	$113.61	$105.18	$95.26

Total Return	9.01%	12.69%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,928	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]
Ratio of Net Investment Income to Average Net Assets	1.87%	2.11%	1.99%[2]
Portfolio Turnover Rate [3]	4%	4%	3%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares
	Six Months	June 27,
	Ended	2016[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2017	2016
Net Asset Value, Beginning of Period	$110.37	$97.70
Investment Operations
Net Investment Income	1.052	1.181
Net Realized and Unrealized Gain (Loss) on Investments	8.877	12.718
Total from Investment Operations	9.929	13.899
Distributions
Dividends from Net Investment Income	(1.089)	(1.229)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.089)	(1.229)
Net Asset Value, End of Period	$119.21	$110.37

Total Return	9.01%	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,584	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[2]
Ratio of Net Investment Income to Average Net Assets	1.88%	2.15%[2]
Portfolio Turnover Rate [3]	4%	4%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

21

Total Stock Market Index Fund

During the six months ended June 30, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and for the period ended June 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

22

Total Stock Market Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

23

Total Stock Market Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2017, the fund had contributed to Vanguard capital in the amount of $37,853,000, representing 0.01% of the fund’s net assets and 15.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	577,778,717	54	14,120
Temporary Cash Investments	6,383,556	165,198	—
Futures Contracts—Assets[1]	1,186	—	—
Futures Contracts—Liabilities[1]	(354)	—	—
Swap Contracts—Assets	—	3,627	—
Swap Contracts—Liabilities	—	(425)	—
Total	584,163,105	168,454	14,120
1 Represents variation margin on the last day of the reporting period.

24

Total Stock Market Index Fund

D. At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	24,727	2,993,080	(10,633)
E-mini Russell 2000 Index	September 2017	1,914	135,349	(642)
E-mini S&P Mid-Cap 400 Index	September 2017	240	41,906	(262)
				(11,537)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2017, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
Termination			Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Ambac Financial Group Inc.	7/6/17	GSCM	9,525	(1.612%)	621
Gaming and Leisure Properties Inc.	9/21/17	GSCM	11,301	(1.776%)	(310)
Gaming and Leisure Properties Inc.	9/21/17	GSCM	4,897	(1.774%)	(115)
Gaming and Leisure Properties Inc.	9/21/17	GSCM	1,883	(0.550%)	4
SLM Corp.	8/22/17	GSI	38,583	(1.612%)	3,002
					3,202
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

At June 30, 2017, the counterparty had deposited in segregated accounts securities with a value of $2,560,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

25

Total Stock Market Index Fund

During the six months ended June 30, 2017, the fund realized $2,835,002,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $463,562,000 during the period from November 1, 2016, through December 31, 2016, which are deferred and will be treated as realized for tax purposes in fiscal 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2017.

At June 30, 2017, the cost of investment securities for tax purposes was $390,132,731,000. Net unrealized appreciation of investment securities for tax purposes was $194,208,914,000, consisting of unrealized gains of $206,073,706,000 on securities that had risen in value since their purchase and $11,864,792,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2017, the fund purchased $53,812,955,000 of investment securities and sold $12,977,306,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,043,403,000 and $2,020,228,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,029,510	136,064	11,360,219	224,105
Issued in Lieu of Cash Distributions	964,668	16,172	1,919,404	36,018
Redeemed	(5,296,742)	(88,495)	(15,912,746)	(303,219)
Net Increase (Decrease)—Investor Shares	3,697,436	63,741	(2,633,123)	(43,096)
ETF Shares
Issued	8,264,880	67,843	12,651,306	117,794
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,009,563)	(32,600)	(6,495,241)	(61,600)
Net Increase (Decrease)—ETF Shares	4,255,317	35,243	6,156,065	56,194
Admiral Shares
Issued	14,029,179	238,015	23,021,975	443,481
Issued in Lieu of Cash Distributions	1,293,767	21,687	2,437,517	45,667
Redeemed	(9,166,233)	(155,332)	(14,286,776)	(273,567)
Net Increase (Decrease)—Admiral Shares	6,156,713	104,370	11,172,716	215,581

26

Total Stock Market Index Fund

	Six Months Ended		Year Ended
	June 30, 2017		December 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	13,539,880	230,586	23,023,849	445,440
Issued in Lieu of Cash Distributions	775,648	12,995	1,314,828	24,590
Redeemed	(4,980,721)	(84,198)	(9,655,676)	(184,350)
Net Increase (Decrease)—Institutional Shares	9,334,807	159,383	14,683,001	285,680
Institutional Plus Shares
Issued	18,147,684	165,040	17,424,884	181,141
Issued in Lieu of Cash Distributions	930,234	8,310	1,561,503	15,576
Redeemed	(3,510,118)	(31,732)	(5,020,576)	(50,622)
Net Increase (Decrease)—Institutional Plus Shares	15,567,800	141,618	13,965,811	146,095
Institutional Select Shares[1]
Issued	2,410,928	20,473	8,412,782	78,011
Issued in Lieu of Cash Distributions	94,893	807	66,262	600
Redeemed	(177,474)	(1,527)	(127,609)	(1,185)
Net Increase (Decrease)—Institutional Select Shares	2,328,347	19,753	8,351,435	77,426
1 Inception was June 27, 2016, for Institutional Select Shares.

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in these financial statements.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended June 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2016	6/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,089.40	$0.73
ETF Shares	1,000.00	1,089.90	0.21
Admiral Shares	1,000.00	1,089.94	0.21
Institutional Shares	1,000.00	1,089.96	0.18
Institutional Plus Shares	1,000.00	1,090.14	0.10
Institutional Select Shares	1,000.00	1,090.14	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.10	$0.70
ETF Shares	1,000.00	1,024.60	0.20
Admiral Shares	1,000.00	1,024.60	0.20
Institutional Shares	1,000.00	1,024.62	0.18
Institutional Plus Shares	1,000.00	1,024.70	0.10
Institutional Select Shares	1,000.00	1,024.70	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.04% for ETF Shares, 0.04% for Admiral Shares, 0.035% for Institutional Shares, 0.02% for
Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

30

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

32

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

33

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

0448435, v0.66

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.2%)[1]
Basic Materials (4.3%)
	Steel Dynamics Inc.	5,340,036	191,227
	RPM International Inc.	3,106,298	169,449
	Chemours Co.	4,291,579	162,737
	Huntsman Corp.	4,735,720	122,371
	Royal Gold Inc.	1,517,836	118,649
	Olin Corp.	3,847,617	116,506
	NewMarket Corp.	221,555	102,022
	Ashland Global Holdings Inc.	1,441,261	94,994
	Scotts Miracle-Gro Co.	1,039,514	92,995
^	United States Steel Corp.	4,056,793	89,817
	Sensient Technologies Corp.	1,026,853	82,692
	Versum Materials Inc.	2,517,856	81,830
	PolyOne Corp.	1,892,448	73,313
*	Alcoa Corp.	2,141,324	69,914
*	Univar Inc.	2,307,101	67,367
	US Silica Holdings Inc.	1,873,486	66,490
	Cabot Corp.	1,231,883	65,820
	HB Fuller Co.	1,166,253	59,607
	Minerals Technologies Inc.	807,232	59,089
*	Platform Specialty Products Corp.	4,643,515	58,880
	Balchem Corp.	736,815	57,258
*	Ingevity Corp.	977,566	56,112
*	CONSOL Energy Inc.	3,729,366	55,717
	Domtar Corp.	1,426,307	54,799
	Commercial Metals Co.	2,671,726	51,912
	Worthington Industries Inc.	1,033,140	51,884
^	Compass Minerals International Inc.	785,595	51,299
*	AK Steel Holding Corp.	7,290,457	47,898
*	GCP Applied Technologies Inc.	1,568,660	47,844
^,*	Cliffs Natural Resources Inc.	6,869,167	47,535
^,*	Peabody Energy Corp.	1,925,723	47,084
	Hecla Mining Co.	9,178,084	46,808
*	Cambrex Corp.	753,365	45,014
^	Allegheny Technologies Inc.	2,513,601	42,756
	Quaker Chemical Corp.	290,535	42,194
	Stepan Co.	463,867	40,421
	Carpenter Technology Corp.	1,076,704	40,301
	KapStone Paper and Packaging Corp.	1,890,669	39,005
	Innospec Inc.	552,819	36,237
*	Coeur Mining Inc.	4,188,481	35,937
*	Ferro Corp.	1,918,361	35,087
^	Arch Coal Inc. Class A	501,783	34,272
	Kaiser Aluminum Corp.	375,107	33,204
*	Kraton Corp.	745,557	25,677
	Tronox Ltd. Class A	1,442,363	21,809
	A Schulman Inc.	677,669	21,685
	PH Glatfelter Co.	1,054,398	20,603
	Deltic Timber Corp.	265,351	19,811
	Innophos Holdings Inc.	447,039	19,598
	Calgon Carbon Corp.	1,230,710	18,584
*	Clearwater Paper Corp.	379,873	17,759
*	Koppers Holdings Inc.	478,774	17,308
*	Century Aluminum Co.	1,109,465	17,285
	Rayonier Advanced Materials Inc.	1,051,020	16,522
^,*	Fairmount Santrol Holdings Inc.	3,834,065	14,953
	American Vanguard Corp.	651,706	11,242
	Haynes International Inc.	309,502	11,238
	Tredegar Corp.	690,546	10,531
	Kronos Worldwide Inc.	533,016	9,712
*	SunCoke Energy Inc.	817,778	8,914
	FutureFuel Corp.	550,942	8,314

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Warrior Met Coal Inc.	378,705	6,487
*	Resolute Forest Products Inc.	1,464,714	6,445
			3,290,824
Consumer Goods (7.3%)
*	Take-Two Interactive Software Inc.	2,417,491	177,395
	Pinnacle Foods Inc.	2,769,206	164,491
*	Middleby Corp.	1,337,155	162,478
	Leggett & Platt Inc.	3,079,323	161,757
	Toll Brothers Inc.	3,588,099	141,766
	Brunswick Corp.	2,077,560	130,325
	Gentex Corp.	6,679,695	126,714
	Thor Industries Inc.	1,161,344	121,384
*	Post Holdings Inc.	1,462,497	113,563
	Valvoline Inc.	4,756,366	112,821
^,*	Herbalife Ltd.	1,516,753	108,190
*	TreeHouse Foods Inc.	1,321,243	107,932
	Pool Corp.	917,718	107,896
	Goodyear Tire & Rubber Co.	2,930,526	102,451
*	Edgewell Personal Care Co.	1,332,080	101,265
	Ingredion Inc.	836,854	99,761
	Carter's Inc.	1,064,838	94,717
*	Hain Celestial Group Inc.	2,402,859	93,279
*	Skechers U.S.A. Inc. Class A	3,102,836	91,534
*	US Foods Holding Corp.	3,345,835	91,074
*	Visteon Corp.	738,523	75,374
	Dana Inc.	3,366,903	75,183
^,*	Wayfair Inc.	958,486	73,688
	Nu Skin Enterprises Inc. Class A	1,163,818	73,134
	Tenneco Inc.	1,254,402	72,542
	Flowers Foods Inc.	4,134,731	71,572
	Energizer Holdings Inc.	1,432,843	68,805
	Spectrum Brands Holdings Inc.	546,925	68,387
	Tupperware Brands Corp.	941,669	66,133
*	Zynga Inc. Class A	17,835,134	64,920
	CalAtlantic Group Inc.	1,803,276	63,746
*	Dorman Products Inc.	755,179	62,506
*	Welbilt Inc.	3,213,487	60,574
*	Darling Ingredients Inc.	3,808,895	59,952
	Wolverine World Wide Inc.	2,128,988	59,633
*	Helen of Troy Ltd.	624,754	58,789
	Snyder's-Lance Inc.	1,683,066	58,268
^,*	Tempur Sealy International Inc.	1,059,612	56,573
	LCI Industries	546,500	55,962
*	Kate Spade & Co.	2,984,012	55,174
	B&G Foods Inc.	1,533,551	54,594
	Lancaster Colony Corp.	444,362	54,488
^,*	iRobot Corp.	604,897	50,896
*	Deckers Outdoor Corp.	738,465	50,408
*	Steven Madden Ltd.	1,236,953	49,416
	Sanderson Farms Inc.	422,975	48,917
	Vector Group Ltd.	2,246,994	47,906
*	Blue Buffalo Pet Products Inc.	2,059,642	46,980
^	KB Home	1,958,765	46,952
	J&J Snack Foods Corp.	347,991	45,959
*	TRI Pointe Group Inc.	3,443,918	45,425
	Cooper Tire & Rubber Co.	1,222,316	44,126
*	Cooper-Standard Holdings Inc.	423,005	42,668
	Herman Miller Inc.	1,371,176	41,684
	HNI Corp.	1,007,918	40,186
	Fresh Del Monte Produce Inc.	766,083	39,001
*	Avon Products Inc.	10,153,144	38,582
*	Taylor Morrison Home Corp. Class A	1,594,907	38,294
	Universal Corp.	583,023	37,722
	Columbia Sportswear Co.	637,161	36,994

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Meritage Homes Corp.	869,622	36,698
	La-Z-Boy Inc.	1,117,986	36,334
	Dean Foods Co.	2,101,084	35,718
	MDC Holdings Inc.	983,005	34,730
	WD-40 Co.	306,116	33,780
^,*	Hostess Brands Inc. Class A	2,073,144	33,378
*	Gentherm Inc.	840,518	32,612
*	Select Comfort Corp.	915,739	32,500
*	Vista Outdoor Inc.	1,362,334	30,666
*	American Axle & Manufacturing Holdings Inc.	1,924,437	30,021
	Interface Inc. Class A	1,423,165	27,965
	Seaboard Corp.	6,995	27,945
*	ACCO Brands Corp.	2,366,824	27,573
	Schweitzer-Mauduit International Inc.	735,556	27,385
*	Boston Beer Co. Inc. Class A	200,529	26,500
	National Beverage Corp.	279,232	26,125
	Steelcase Inc. Class A	1,856,428	25,990
^,*	Cal-Maine Foods Inc.	655,481	25,957
	Coca-Cola Bottling Co. Consolidated	110,341	25,254
*	Central Garden & Pet Co. Class A	801,554	24,063
	Knoll Inc.	1,128,021	22,617
*	G-III Apparel Group Ltd.	892,334	22,264
	Briggs & Stratton Corp.	914,335	22,035
	Oxford Industries Inc.	342,231	21,386
	Andersons Inc.	613,169	20,940
^,*	Fitbit Inc. Class A	3,803,322	20,196
	Ethan Allen Interiors Inc.	607,961	19,637
*	Modine Manufacturing Co.	1,154,370	19,105
*	USANA Health Sciences Inc.	266,446	17,079
	Phibro Animal Health Corp. Class A	451,265	16,719
^,*	GoPro Inc. Class A	2,056,277	16,717
	Inter Parfums Inc.	415,520	15,229
^,*	e.l.f. Beauty Inc.	498,339	13,560
^	Tootsie Roll Industries Inc.	381,202	13,285
*	Crocs Inc.	1,720,088	13,262
	National Presto Industries Inc.	104,871	11,588
	Superior Industries International Inc.	521,368	10,714
^,*	Fossil Group Inc.	1,015,134	10,507
	Acushnet Holdings Corp.	497,862	9,878
	Movado Group Inc.	390,050	9,849
*	Iconix Brand Group Inc.	1,264,395	8,737
^,*	Central Garden & Pet Co.	242,676	7,715
^,*	Amplify Snack Brands Inc.	782,816	7,546
*	Eastman Kodak Co.	787,642	7,167
	Titan International Inc.	567,775	6,819
*	Revlon Inc. Class A	272,611	6,461
*	Vera Bradley Inc.	165,904	1,622
			5,586,734
Consumer Services (11.8%)
	Vail Resorts Inc.	932,114	189,061
*	JetBlue Airways Corp.	7,790,654	177,861
*	VCA Inc.	1,803,862	166,514
*	Panera Bread Co. Class A	499,052	157,022
*	Burlington Stores Inc.	1,633,195	150,238
*	Copart Inc.	4,550,092	144,647
	Service Corp. International	4,155,289	138,994
	KAR Auction Services Inc.	3,182,263	133,560
^,*	Liberty Media Corp-Liberty Formula One	3,537,897	129,558
*	ServiceMaster Global Holdings Inc.	3,111,197	121,928
	Domino's Pizza Inc.	558,339	118,105
	Dunkin' Brands Group Inc.	2,141,074	118,016
*	Live Nation Entertainment Inc.	3,111,071	108,421
	Six Flags Entertainment Corp.	1,789,735	106,686
	Sabre Corp.	4,521,808	98,440

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Casey's General Stores Inc.	906,645	97,111
	Cinemark Holdings Inc.	2,432,678	94,509
^	Cracker Barrel Old Country Store Inc.	559,875	93,639
	Rollins Inc.	2,290,221	93,235
	Dun & Bradstreet Corp.	852,182	92,163
*	Bright Horizons Family Solutions Inc.	1,179,085	91,037
	Williams-Sonoma Inc.	1,813,123	87,936
*	Grand Canyon Education Inc.	1,113,072	87,276
^,*	GrubHub Inc.	1,997,895	87,108
*	Spirit Airlines Inc.	1,617,621	83,550
	Extended Stay America Inc.	4,266,756	82,604
	Dick's Sporting Goods Inc.	1,984,336	79,036
*	Madison Square Garden Co. Class A	398,229	78,411
*	Cabela's Inc.	1,279,284	76,015
	Cable One Inc.	106,559	75,753
	Texas Roadhouse Inc. Class A	1,480,404	75,427
	H&R Block Inc.	2,402,267	74,254
	Chemed Corp.	353,538	72,309
*	Rite Aid Corp.	24,443,661	72,109
	TEGNA Inc.	4,991,997	71,935
	Tribune Media Co. Class A	1,714,757	69,911
*	Sprouts Farmers Market Inc.	3,019,622	68,455
*	Beacon Roofing Supply Inc.	1,394,510	68,331
*	AMC Networks Inc. Class A	1,277,611	68,237
	ILG Inc.	2,473,069	67,985
*	Liberty Expedia Holdings Inc. Class A	1,252,919	67,683
	Jack in the Box Inc.	682,444	67,221
	Wendy's Co.	4,287,094	66,493
*	Dave & Buster's Entertainment Inc.	977,683	65,026
	Office Depot Inc.	11,375,888	64,160
*	Sally Beauty Holdings Inc.	3,166,276	64,117
	Aaron's Inc.	1,639,372	63,772
	Dolby Laboratories Inc. Class A	1,280,539	62,695
	Nexstar Media Group Inc. Class A	1,039,628	62,170
	Graham Holdings Co. Class B	101,698	60,983
*	Murphy USA Inc.	809,064	59,960
^,*	Five Below Inc.	1,212,817	59,877
	Marriott Vacations Worldwide Corp.	504,773	59,437
	Sinclair Broadcast Group Inc. Class A	1,783,766	58,686
*	Hawaiian Holdings Inc.	1,248,559	58,620
*	Lions Gate Entertainment Corp. Class B	2,215,154	58,214
*	Hilton Grand Vacations Inc.	1,608,074	57,987
^,*	Stamps.com Inc.	372,306	57,661
	John Wiley & Sons Inc. Class A	1,056,565	55,734
*	Sotheby's	1,037,677	55,692
	Choice Hotels International Inc.	846,137	54,364
	Meredith Corp.	910,327	54,119
	Regal Entertainment Group Class A	2,610,084	53,402
	Cheesecake Factory Inc.	1,061,172	53,377
^,*	Yelp Inc. Class A	1,769,274	53,114
	New York Times Co. Class A	2,983,536	52,809
*	Performance Food Group Co.	1,909,083	52,309
	PriceSmart Inc.	592,779	51,927
	GameStop Corp. Class A	2,339,607	50,559
	AMERCO	137,305	50,262
	Lithia Motors Inc. Class A	530,880	50,025
	Big Lots Inc.	1,033,918	49,938
^	Signet Jewelers Ltd.	789,272	49,914
*	Adtalem Global Education Inc.	1,308,715	49,666
*	WebMD Health Corp.	842,784	49,429
*	Ollie's Bargain Outlet Holdings Inc.	1,156,974	49,287
	Churchill Downs Inc.	267,754	49,079
*	Caesars Acquisition Co. Class A	2,575,336	49,060
*	Michaels Cos. Inc.	2,602,112	48,191

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Avis Budget Group Inc.	1,757,005	47,913
^,*	Pandora Media Inc.	5,365,433	47,860
*	Buffalo Wild Wings Inc.	372,693	47,220
	Hillenbrand Inc.	1,302,842	47,033
	Papa John's International Inc.	636,536	45,678
	Boyd Gaming Corp.	1,829,486	45,390
	Planet Fitness Inc. Class A	1,926,013	44,953
*	Acxiom Corp.	1,717,152	44,612
^,*	Cars.com Inc.	1,667,829	44,414
^,*	RH	686,953	44,322
	American Eagle Outfitters Inc.	3,676,489	44,302
	Bloomin' Brands Inc.	2,082,692	44,216
	Brinker International Inc.	1,125,726	42,890
*	United Natural Foods Inc.	1,161,785	42,637
	Matthews International Corp. Class A	693,685	42,488
	Allegiant Travel Co. Class A	310,626	42,121
*	SiteOne Landscape Supply Inc.	783,369	40,782
*	Penn National Gaming Inc.	1,890,598	40,459
	SkyWest Inc.	1,134,121	39,808
	Children's Place Inc.	385,620	39,372
*	Groupon Inc. Class A	9,652,391	37,065
	Red Rock Resorts Inc. Class A	1,561,086	36,764
*	Shutterfly Inc.	757,024	35,959
	Penske Automotive Group Inc.	816,478	35,852
*	Etsy Inc.	2,367,572	35,514
^	Lions Gate Entertainment Corp. Class A	1,244,755	35,127
*	AutoNation Inc.	816,617	34,429
	Core-Mark Holding Co. Inc.	1,011,615	33,444
	Bob Evans Farms Inc.	457,831	32,886
*	Urban Outfitters Inc.	1,741,063	32,279
*	Scientific Games Corp. Class A	1,234,380	32,217
*	MSG Networks Inc.	1,408,382	31,618
^,*	Trade Desk Inc. Class A	630,011	31,570
^,*	JC Penney Co. Inc.	6,721,495	31,255
	Morningstar Inc.	398,234	31,198
	Group 1 Automotive Inc.	487,529	30,870
	Time Inc.	2,140,876	30,722
*	TrueCar Inc.	1,530,288	30,499
*	Houghton Mifflin Harcourt Co.	2,402,041	29,545
	Monro Muffler Brake Inc.	706,697	29,505
*	La Quinta Holdings Inc.	1,971,211	29,115
	Chico's FAS Inc.	2,951,192	27,800
	Caleres Inc.	981,869	27,276
*	Rush Enterprises Inc. Class A	728,192	27,074
	AMC Entertainment Holdings Inc. Class A	1,164,299	26,488
	DSW Inc. Class A	1,491,112	26,393
*	Belmond Ltd. Class A	1,971,461	26,220
^	SeaWorld Entertainment Inc.	1,608,540	26,171
*	Pinnacle Entertainment Inc.	1,278,958	25,272
*	Asbury Automotive Group Inc.	431,927	24,425
	Sonic Corp.	921,361	24,407
	HSN Inc.	756,835	24,143
^,*	Weight Watchers International Inc.	700,912	23,424
*	EW Scripps Co. Class A	1,289,910	22,973
*	Herc Holdings Inc.	582,515	22,904
	Strayer Education Inc.	243,468	22,696
	Gannett Co. Inc.	2,590,780	22,592
	Capella Education Co.	249,287	21,339
	Scholastic Corp.	488,641	21,300
	International Speedway Corp. Class A	547,205	20,548
	Abercrombie & Fitch Co.	1,646,685	20,485
^,*	Liberty Media Corp-Liberty Formula One Class A	573,666	20,095
*	SUPERVALU Inc.	6,083,036	20,013
	ClubCorp Holdings Inc.	1,514,093	19,835

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Dillard's Inc. Class A	339,933	19,611
*	Liberty TripAdvisor Holdings Inc. Class A	1,663,310	19,294
^	Wingstop Inc.	622,114	19,223
*	Quotient Technology Inc.	1,634,284	18,794
*	BJ's Restaurants Inc.	479,308	17,854
*	Caesars Entertainment Corp.	1,430,985	17,172
	World Wrestling Entertainment Inc. Class A	841,472	17,141
	Tile Shop Holdings Inc.	829,426	17,128
	DineEquity Inc.	384,857	16,953
	Guess? Inc.	1,309,101	16,730
^,*	Lumber Liquidators Holdings Inc.	654,636	16,405
^,*	Diplomat Pharmacy Inc.	1,065,193	15,765
	New Media Investment Group Inc.	1,141,324	15,385
^,*	Shake Shack Inc. Class A	440,181	15,353
^,*	Hertz Global Holdings Inc.	1,333,802	15,339
*	K12 Inc.	847,783	15,192
	Rent-A-Center Inc.	1,229,748	14,413
*	Bankrate Inc.	1,111,442	14,282
*	Genesco Inc.	414,817	14,062
*	Laureate Education Inc. Class A	773,959	13,567
	Tailored Brands Inc.	1,199,718	13,389
^	GNC Holdings Inc. Class A	1,479,472	12,472
*	Express Inc.	1,840,169	12,421
^,*	Angie's List Inc.	948,536	12,132
	Sonic Automotive Inc. Class A	608,627	11,838
^,*	Party City Holdco Inc.	737,938	11,549
	Buckle Inc.	640,609	11,403
	Weis Markets Inc.	232,157	11,311
	Barnes & Noble Inc.	1,431,207	10,877
	National CineMedia Inc.	1,464,493	10,866
	Finish Line Inc. Class A	760,537	10,777
*	Fiesta Restaurant Group Inc.	515,707	10,649
*	Biglari Holdings Inc.	25,856	10,336
*	Francesca's Holdings Corp.	938,333	10,265
^,*	Ascena Retail Group Inc.	4,577,934	9,843
^,*	Hibbett Sports Inc.	466,813	9,686
	Pier 1 Imports Inc.	1,863,312	9,671
*	Barnes & Noble Education Inc.	870,833	9,257
*	American Public Education Inc.	382,888	9,055
	Emerald Expositions Events Inc.	412,742	9,039
*	Regis Corp.	868,710	8,922
	Cato Corp. Class A	506,924	8,917
*	FTD Cos. Inc.	412,160	8,243
^	Fred's Inc. Class A	888,849	8,204
*	Clean Energy Fuels Corp.	3,101,900	7,879
*	Habit Restaurants Inc. Class A	481,215	7,603
*	El Pollo Loco Holdings Inc.	539,863	7,477
*	Bridgepoint Education Inc.	473,290	6,986
*	Bojangles' Inc.	419,190	6,812
*	Zumiez Inc.	476,789	5,888
*	Rush Enterprises Inc. Class B	161,536	5,881
^,*	Smart & Final Stores Inc.	636,608	5,793
	Speedway Motorsports Inc.	315,186	5,758
^,*	Lands' End Inc.	336,344	5,011
	Clear Channel Outdoor Holdings Inc. Class A	977,302	4,740
^,*	Sears Holdings Corp.	470,100	4,165
*	Potbelly Corp.	222,477	2,558
*	Vitamin Shoppe Inc.	217,641	2,535
*	Blue Apron Holdings Inc. Class A	194,749	1,819
*	Global Eagle Entertainment Inc.	493,756	1,758
*	Drive Shack Inc.	240	1
			9,037,631
Financials (26.1%)
	CBOE Holdings Inc.	2,632,931	240,650

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	East West Bancorp Inc.	3,381,674	198,098
*	Signature Bank	1,210,659	173,766
	Kilroy Realty Corp.	2,289,487	172,055
	Colony NorthStar Inc. Class A	12,173,585	171,526
	MarketAxess Holdings Inc.	830,390	166,991
	Equity LifeStyle Properties Inc.	1,929,872	166,625
	American Financial Group Inc.	1,650,006	163,961
	WP Carey Inc.	2,480,634	163,747
	Apartment Investment & Management Co.	3,670,592	157,725
	Gaming and Leisure Properties Inc.	4,133,606	155,713
^	Omega Healthcare Investors Inc.	4,578,804	151,192
	American Campus Communities Inc.	3,117,791	147,472
	Sun Communities Inc.	1,645,055	144,255
	Lamar Advertising Co. Class A	1,944,595	143,064
	Liberty Property Trust	3,436,912	139,917
	Healthcare Trust of America Inc. Class A	4,457,712	138,679
	Starwood Property Trust Inc.	6,139,443	137,462
	National Retail Properties Inc.	3,461,405	135,341
	RenaissanceRe Holdings Ltd.	953,279	132,553
	Bank of the Ozarks	2,828,070	132,552
	Douglas Emmett Inc.	3,432,139	131,142
	PacWest Bancorp	2,789,537	130,271
	Forest City Realty Trust Inc. Class A	5,351,655	129,350
^,*	Janus Henderson Group plc	3,877,673	128,390
	Cullen/Frost Bankers Inc.	1,345,019	126,311
	Hudson Pacific Properties Inc.	3,638,654	124,406
	EPR Properties	1,715,190	123,271
	Commerce Bancshares Inc.	2,160,659	122,790
	Synovus Financial Corp.	2,745,669	121,468
	Highwoods Properties Inc.	2,391,224	121,259
	Eaton Vance Corp.	2,546,407	120,496
	Brown & Brown Inc.	2,790,692	120,195
*	Zillow Group Inc.	2,450,599	120,104
	Assured Guaranty Ltd.	2,841,012	118,584
	American Homes 4 Rent Class A	5,114,441	115,433
	First American Financial Corp.	2,570,443	114,873
	DCT Industrial Trust Inc.	2,144,754	114,616
	Old Republic International Corp.	5,820,317	113,671
	Senior Housing Properties Trust	5,521,787	112,865
	Webster Financial Corp.	2,151,924	112,373
	New Residential Investment Corp.	7,158,388	111,385
	Navient Corp.	6,684,967	111,305
	DuPont Fabros Technology Inc.	1,811,411	110,786
*	Western Alliance Bancorp	2,217,258	109,089
	Medical Properties Trust Inc.	8,463,256	108,922
*	SVB Financial Group	615,816	108,254
	CyrusOne Inc.	1,936,310	107,949
	Pinnacle Financial Partners Inc.	1,701,146	106,832
	FNB Corp.	7,509,452	106,334
	Hospitality Properties Trust	3,625,464	105,682
	Realogy Holdings Corp.	3,251,587	105,514
	Gramercy Property Trust	3,531,083	104,909
	Allied World Assurance Co. Holdings AG	1,970,649	104,247
*	Howard Hughes Corp.	845,380	103,847
	CubeSmart	4,176,869	100,412
	Colony Starwood Homes	2,908,483	99,790
	Wintrust Financial Corp.	1,301,429	99,481
	Prosperity Bancshares Inc.	1,544,232	99,201
	Popular Inc.	2,376,596	99,128
	Uniti Group Inc.	3,898,478	98,008
	IBERIABANK Corp.	1,195,534	97,436
*	MGIC Investment Corp.	8,647,648	96,854
	Hancock Holding Co.	1,975,985	96,823
	First Horizon National Corp.	5,481,001	95,479

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Umpqua Holdings Corp.	5,126,178	94,117
*	Liberty Ventures Class A	1,790,264	93,613
*	Equity Commonwealth	2,937,243	92,817
	Healthcare Realty Trust Inc.	2,708,526	92,496
	Apple Hospitality REIT Inc.	4,940,234	92,432
	Validus Holdings Ltd.	1,754,761	91,195
	United Bankshares Inc.	2,315,563	90,770
	Associated Banc-Corp	3,574,887	90,087
*	Texas Capital Bancshares Inc.	1,155,149	89,409
	STORE Capital Corp.	3,960,552	88,914
	Park Hotels & Resorts Inc.	3,262,061	87,945
	Hanover Insurance Group Inc.	986,939	87,472
	Rayonier Inc.	3,006,890	86,508
	Cousins Properties Inc.	9,805,778	86,193
	GEO Group Inc.	2,888,075	85,400
	Weingarten Realty Investors	2,818,355	84,833
	LPL Financial Holdings Inc.	1,995,997	84,750
	BankUnited Inc.	2,490,817	83,965
	Physicians Realty Trust	4,130,370	83,186
	CNO Financial Group Inc.	3,971,997	82,935
	Spirit Realty Capital Inc.	11,177,778	82,827
	Sunstone Hotel Investors Inc.	5,136,834	82,806
	Bank of Hawaii Corp.	997,966	82,801
	Investors Bancorp Inc.	6,173,203	82,474
	CoreSite Realty Corp.	795,558	82,364
	Radian Group Inc.	5,017,691	82,039
	MB Financial Inc.	1,850,281	81,486
	Corporate Office Properties Trust	2,315,193	81,101
	Two Harbors Investment Corp.	8,154,248	80,809
	Primerica Inc.	1,057,213	80,084
	Taubman Centers Inc.	1,341,082	79,861
	Life Storage Inc.	1,075,281	79,678
	Chemical Financial Corp.	1,645,113	79,640
	LaSalle Hotel Properties	2,635,180	78,528
	UMB Financial Corp.	1,042,005	78,005
	First Industrial Realty Trust Inc.	2,724,149	77,965
	MFA Financial Inc.	9,275,763	77,824
	Legg Mason Inc.	2,037,879	77,765
	Fulton Financial Corp.	4,074,438	77,414
	Chimera Investment Corp.	4,146,383	77,247
	Empire State Realty Trust Inc.	3,677,691	76,386
	CoreCivic Inc.	2,741,627	75,614
	Home BancShares Inc.	3,010,379	74,958
	ProAssurance Corp.	1,228,215	74,675
	Outfront Media Inc.	3,213,650	74,300
	White Mountains Insurance Group Ltd.	85,230	74,033
	Erie Indemnity Co. Class A	586,860	73,399
	Paramount Group Inc.	4,578,836	73,261
	National Health Investors Inc.	917,027	72,629
	Brandywine Realty Trust	4,073,274	71,405
	Piedmont Office Realty Trust Inc. Class A	3,365,019	70,935
^,*	Credit Acceptance Corp.	274,353	70,547
	Aspen Insurance Holdings Ltd.	1,394,661	69,524
	Sterling Bancorp	2,987,174	69,452
*	Stifel Financial Corp.	1,506,286	69,259
	Valley National Bancorp	5,845,296	69,033
	Washington Federal Inc.	2,077,607	68,977
	Cathay General Bancorp	1,782,190	67,634
	Selective Insurance Group Inc.	1,349,129	67,524
*	SLM Corp.	5,826,988	67,010
	Blackstone Mortgage Trust Inc. Class A	2,111,780	66,732
	Retail Properties of America Inc.	5,458,181	66,644
	BGC Partners Inc. Class A	5,250,503	66,366
	Assurant Inc.	639,132	66,272

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Education Realty Trust Inc.	1,689,290	65,460
	DDR Corp.	7,204,146	65,342
	Ryman Hospitality Properties Inc.	1,011,656	64,756
	Glacier Bancorp Inc.	1,767,003	64,690
*	Essent Group Ltd.	1,740,846	64,655
	First Financial Bankshares Inc.	1,443,351	63,796
	Columbia Property Trust Inc.	2,835,267	63,453
	EastGroup Properties Inc.	754,353	63,215
	FirstCash Inc.	1,067,837	62,255
	First Midwest Bancorp Inc.	2,614,745	60,950
*	Zillow Group Inc. Class A	1,234,839	60,310
	Federated Investors Inc. Class B	2,132,189	60,234
	Community Bank System Inc.	1,068,445	59,587
	PS Business Parks Inc.	446,436	59,104
	BancorpSouth Inc.	1,907,094	58,166
	Tanger Factory Outlet Centers Inc.	2,223,489	57,766
*	Blackhawk Network Holdings Inc.	1,319,383	57,525
	TCF Financial Corp.	3,586,201	57,164
	Washington REIT	1,786,958	57,004
	STAG Industrial Inc.	2,062,550	56,926
	Interactive Brokers Group Inc.	1,499,290	56,103
	Great Western Bancorp Inc.	1,362,809	55,616
	Hope Bancorp Inc.	2,964,285	55,284
*	HealthEquity Inc.	1,108,739	55,248
	South State Corp.	643,022	55,107
	CVB Financial Corp.	2,452,608	55,012
	RLJ Lodging Trust	2,742,373	54,491
	Evercore Partners Inc. Class A	767,731	54,125
	Acadia Realty Trust	1,941,171	53,965
	Old National Bancorp	3,120,338	53,826
	Columbia Banking System Inc.	1,349,682	53,785
	American National Insurance Co.	460,937	53,695
	Urban Edge Properties	2,224,696	52,792
	First Citizens BancShares Inc. Class A	140,283	52,284
	RLI Corp.	957,090	52,276
	Care Capital Properties Inc.	1,948,284	52,019
^	Pebblebrook Hotel Trust	1,612,903	52,000
	American Equity Investment Life Holding Co.	1,953,531	51,339
	DiamondRock Hospitality Co.	4,654,406	50,966
	Financial Engines Inc.	1,383,687	50,643
	Mack-Cali Realty Corp.	1,863,647	50,579
	QTS Realty Trust Inc. Class A	948,398	49,630
*	HRG Group Inc.	2,801,368	49,612
	Retail Opportunity Investments Corp.	2,520,328	48,365
	Xenia Hotels & Resorts Inc.	2,470,918	47,862
	Trustmark Corp.	1,483,463	47,708
*	LendingClub Corp.	8,596,727	47,368
*	Eagle Bancorp Inc.	747,107	47,292
	LTC Properties Inc.	912,498	46,893
	BOK Financial Corp.	538,388	45,295
	International Bancshares Corp.	1,274,865	44,684
	Alexander & Baldwin Inc.	1,077,558	44,589
*	FCB Financial Holdings Inc. Class A	933,761	44,587
	Hilltop Holdings Inc.	1,692,738	44,367
	Renasant Corp.	997,717	43,640
*	Genworth Financial Inc. Class A	11,533,319	43,481
	Invesco Mortgage Capital Inc.	2,586,942	43,228
	United Community Banks Inc.	1,551,055	43,119
	Potlatch Corp.	937,396	42,839
	Astoria Financial Corp.	2,123,444	42,787
	Kennedy-Wilson Holdings Inc.	2,239,194	42,657
	Lexington Realty Trust	4,246,827	42,086
^	Government Properties Income Trust	2,236,201	40,945
	Capitol Federal Financial Inc.	2,876,447	40,874

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Banner Corp.	722,288	40,817
	Argo Group International Holdings Ltd.	657,959	39,872
*	Quality Care Properties Inc.	2,164,273	39,628
	Towne Bank	1,272,830	39,203
	Independent Bank Corp.	588,122	39,198
*	PRA Group Inc.	1,028,746	38,990
*	Green Dot Corp. Class A	991,009	38,184
	ServisFirst Bancshares Inc.	1,029,880	37,992
	LegacyTexas Financial Group Inc.	987,055	37,636
*	Enstar Group Ltd.	188,999	37,545
	Monogram Residential Trust Inc.	3,855,857	37,440
	WesBanco Inc.	944,889	37,361
	American Assets Trust Inc.	943,862	37,179
	First Financial Bancorp	1,339,355	37,100
	Horace Mann Educators Corp.	965,289	36,488
	NBT Bancorp Inc.	981,559	36,269
	Kemper Corp.	934,289	36,064
	Kite Realty Group Trust	1,892,405	35,823
^	Waddell & Reed Financial Inc. Class A	1,891,165	35,705
	Washington Prime Group Inc.	4,251,620	35,586
	First Hawaiian Inc.	1,153,623	35,324
^	Sabra Health Care REIT Inc.	1,435,941	34,606
	Provident Financial Services Inc.	1,357,485	34,453
	New York REIT Inc.	3,972,963	34,326
	Artisan Partners Asset Management Inc. Class A	1,117,921	34,320
	Mercury General Corp.	634,909	34,285
	Simmons First National Corp. Class A	641,913	33,957
	Select Income REIT	1,409,733	33,876
	Global Net Lease Inc.	1,509,224	33,565
^	CBL & Associates Properties Inc.	3,938,669	33,203
	Northwest Bancshares Inc.	2,107,168	32,893
	Westamerica Bancorporation	585,453	32,809
*	Santander Consumer USA Holdings Inc.	2,560,279	32,669
	Navigators Group Inc.	595,011	32,666
	Chesapeake Lodging Trust	1,300,909	31,833
*	Walker & Dunlop Inc.	649,999	31,739
	Redwood Trust Inc.	1,841,330	31,376
	Berkshire Hills Bancorp Inc.	892,031	31,355
^,*	BofI Holding Inc.	1,321,466	31,345
	CareTrust REIT Inc.	1,676,054	31,074
	Employers Holdings Inc.	733,556	31,029
*	OneMain Holdings Inc. Class A	1,251,936	30,785
	HFF Inc. Class A	877,001	30,493
	Park National Corp.	291,649	30,250
	Boston Private Financial Holdings Inc.	1,898,376	29,140
	CYS Investments Inc.	3,441,820	28,946
*	KCG Holdings Inc. Class A	1,412,277	28,161
^,*	Black Knight Financial Services Inc. Class A	675,746	27,672
	First Commonwealth Financial Corp.	2,174,066	27,567
	WisdomTree Investments Inc.	2,680,630	27,262
	Franklin Street Properties Corp.	2,452,159	27,170
	Tompkins Financial Corp.	344,220	27,097
	S&T Bancorp Inc.	746,234	26,760
*	MBIA Inc.	2,823,074	26,622
	PennyMac Mortgage Investment Trust	1,453,501	26,585
	Kearny Financial Corp.	1,766,840	26,238
	NRG Yield Inc.	1,465,906	25,800
	Capital Bank Financial Corp.	673,913	25,676
^	AmTrust Financial Services Inc.	1,653,452	25,033
	Beneficial Bancorp Inc.	1,648,062	24,721
	Ramco-Gershenson Properties Trust	1,913,744	24,687
	National General Holdings Corp.	1,154,430	24,359
*	First BanCorp	4,202,787	24,334
	Capstead Mortgage Corp.	2,322,840	24,227

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	FNFV Group	1,527,539	24,135
	Brookline Bancorp Inc.	1,647,355	24,051
	Moelis & Co. Class A	615,903	23,928
^	ARMOUR Residential REIT Inc.	955,678	23,892
	First Interstate BancSystem Inc. Class A	641,938	23,880
	Safety Insurance Group Inc.	348,729	23,818
	Universal Health Realty Income Trust	297,083	23,630
	Ladder Capital Corp. Class A	1,729,812	23,197
	Parkway Inc.	1,009,818	23,115
	State Bank Financial Corp.	847,696	22,990
	FelCor Lodging Trust Inc.	3,185,600	22,968
	City Holding Co.	345,086	22,731
	Apollo Commercial Real Estate Finance Inc.	1,216,520	22,566
	Infinity Property & Casualty Corp.	236,901	22,269
^,*	Encore Capital Group Inc.	536,665	21,547
	Nelnet Inc. Class A	457,840	21,523
	TFS Financial Corp.	1,376,395	21,293
	MTGE Investment Corp.	1,111,823	20,902
	Rexford Industrial Realty Inc.	757,696	20,791
	Alexander's Inc.	49,323	20,788
^	Seritage Growth Properties Class A	487,475	20,450
	Cohen & Steers Inc.	499,440	20,247
	Central Pacific Financial Corp.	636,131	20,019
	New Senior Investment Group Inc.	1,991,118	20,011
*	St. Joe Co.	1,060,219	19,879
	National Bank Holdings Corp. Class A	597,012	19,767
*	iStar Inc.	1,639,249	19,737
*	Third Point Reinsurance Ltd.	1,419,415	19,730
	United Fire Group Inc.	443,483	19,540
	Piper Jaffray Cos.	324,787	19,471
	Ameris Bancorp	400,640	19,311
	Maiden Holdings Ltd.	1,673,696	18,578
	Investors Real Estate Trust	2,963,532	18,404
	BancFirst Corp.	190,357	18,389
	Pennsylvania REIT	1,606,534	18,186
	Hersha Hospitality Trust Class A	964,589	17,855
	Virtus Investment Partners Inc.	157,346	17,458
	National Western Life Group Inc. Class A	54,179	17,317
	Summit Hotel Properties Inc.	923,621	17,226
	Northfield Bancorp Inc.	998,497	17,124
	InfraREIT Inc.	888,310	17,011
	Saul Centers Inc.	287,756	16,684
*	Forestar Group Inc.	971,908	16,668
	Oritani Financial Corp.	957,794	16,330
	Investment Technology Group Inc.	754,522	16,026
	Getty Realty Corp.	625,815	15,708
*	LendingTree Inc.	90,076	15,511
*	Greenlight Capital Re Ltd. Class A	723,077	15,112
	Houlihan Lokey Inc. Class A	430,310	15,018
	First Potomac Realty Trust	1,351,326	15,013
	FBL Financial Group Inc. Class A	243,045	14,947
*	Flagstar Bancorp Inc.	484,253	14,925
	Altisource Residential Corp.	1,131,870	14,646
	Dime Community Bancshares Inc.	731,672	14,341
	Anworth Mortgage Asset Corp.	2,344,467	14,090
	NRG Yield Inc. Class A	817,141	13,940
	Urstadt Biddle Properties Inc. Class A	685,897	13,581
^,*	Nationstar Mortgage Holdings Inc.	718,523	12,854
	Ashford Hospitality Trust Inc.	1,999,686	12,158
	Greenhill & Co. Inc.	579,048	11,639
^	Virtu Financial Inc. Class A	636,479	11,234
	AG Mortgage Investment Trust Inc.	599,510	10,971
	OFG Bancorp	1,092,425	10,924
*	MoneyGram International Inc.	627,567	10,826

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Marcus & Millichap Inc.	382,543	10,084
	State Auto Financial Corp.	364,490	9,378
	OneBeacon Insurance Group Ltd. Class A	507,863	9,258
	Fidelity & Guaranty Life	292,684	9,088
*	PennyMac Financial Services Inc. Class A	505,794	8,447
	RMR Group Inc. Class A	170,768	8,308
*	Ambac Financial Group Inc.	449,515	7,799
*	World Acceptance Corp.	103,663	7,765
*	Tejon Ranch Co.	365,746	7,549
	NewStar Financial Inc.	565,664	5,939
^,*	Altisource Portfolio Solutions SA	269,747	5,886
*	Ocwen Financial Corp.	1,964,542	5,285
	KKR Real Estate Finance Trust Inc.	245,647	5,281
*	EZCORP Inc. Class A	671,339	5,169
	Canadian Imperial Bank of Commerce	47,055	3,819
	GAMCO Investors Inc. Class A	126,424	3,742
	Associated Capital Group Inc. Class A	99,379	3,379
	Ashford Hospitality Prime Inc.	284,040	2,923
	Hamilton Lane Inc. Class A	95,935	2,110
^,*	On Deck Capital Inc.	395,364	1,842
	Urstadt Biddle Properties Inc.	60,523	1,044
	Regency Centers Corp.	5	—
			20,051,957
Health Care (10.3%)
	Teleflex Inc.	1,044,181	216,939
*	WellCare Health Plans Inc.	1,033,932	185,653
*	Exelixis Inc.	6,792,626	167,302
	West Pharmaceutical Services Inc.	1,705,739	161,226
	STERIS plc	1,967,068	160,316
*	Alnylam Pharmaceuticals Inc.	1,904,777	151,925
*	Bioverativ Inc.	2,510,027	151,028
*	DexCom Inc.	2,015,049	147,401
^,*	Ionis Pharmaceuticals Inc.	2,877,790	146,393
*	ABIOMED Inc.	958,750	137,389
*	United Therapeutics Corp.	1,044,834	135,546
*	MEDNAX Inc.	2,155,566	130,132
*	Align Technology Inc.	840,405	126,162
	Hill-Rom Holdings Inc.	1,521,942	121,162
^,*	Kite Pharma Inc.	1,114,817	115,573
*	Charles River Laboratories International Inc.	1,108,697	112,145
*	Bio-Rad Laboratories Inc. Class A	486,658	110,136
^,*	Bluebird Bio Inc.	1,040,951	109,352
*	PAREXEL International Corp.	1,181,894	102,718
	Bio-Techne Corp.	866,583	101,823
*	Alere Inc.	2,018,593	101,313
*	Masimo Corp.	1,077,326	98,231
^,*	Exact Sciences Corp.	2,743,421	97,035
*	Catalent Inc.	2,746,398	96,399
	HealthSouth Corp.	1,968,180	95,260
*	Clovis Oncology Inc.	1,006,664	94,254
*	Neurocrine Biosciences Inc.	2,036,496	93,679
^,*	Acadia Healthcare Co. Inc.	1,827,581	90,246
*	NuVasive Inc.	1,170,364	90,024
	Patterson Cos. Inc.	1,909,357	89,644
*	Envision Healthcare Corp.	1,357,839	85,096
*	Integra LifeSciences Holdings Corp.	1,418,082	77,300
	Healthcare Services Group Inc.	1,602,742	75,056
*	Portola Pharmaceuticals Inc.	1,320,132	74,152
*	INC Research Holdings Inc. Class A	1,256,086	73,481
*	PRA Health Sciences Inc.	951,110	71,343
*	Nektar Therapeutics Class A	3,642,444	71,210
	Bruker Corp.	2,408,721	69,468
*	Insulet Corp.	1,336,775	68,590
*	Molina Healthcare Inc.	989,751	68,471

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Akorn Inc.	2,019,853	67,746
*	VWR Corp.	1,990,595	65,710
*	Prestige Brands Holdings Inc.	1,217,826	64,313
^,*	Puma Biotechnology Inc.	729,289	63,740
	Cantel Medical Corp.	812,814	63,326
*	Brookdale Senior Living Inc.	4,300,369	63,258
*	Wright Medical Group NV	2,290,965	62,979
^,*	ACADIA Pharmaceuticals Inc.	2,254,415	62,876
*	LifePoint Health Inc.	927,060	62,252
*	Sage Therapeutics Inc.	777,987	61,959
^,*	TESARO Inc.	437,260	61,155
*	ICU Medical Inc.	342,354	59,056
*	Ironwood Pharmaceuticals Inc. Class A	3,076,766	58,089
*	Neogen Corp.	830,445	57,392
^,*	Medicines Co.	1,499,175	56,984
*	Ultragenyx Pharmaceutical Inc.	897,122	55,720
*	Seattle Genetics Inc.	1,071,409	55,435
^,*	Juno Therapeutics Inc.	1,837,387	54,919
^,*	Penumbra Inc.	621,336	54,522
^,*	Ligand Pharmaceuticals Inc.	432,033	52,449
*	Globus Medical Inc.	1,581,468	52,426
*	Endo International plc	4,644,829	51,883
*	Mallinckrodt plc	1,145,822	51,344
^,*	OPKO Health Inc.	7,724,144	50,825
*	Agios Pharmaceuticals Inc.	958,992	49,340
*	Haemonetics Corp.	1,203,764	47,537
^,*	Intercept Pharmaceuticals Inc.	384,928	46,603
*	Horizon Pharma plc	3,853,329	45,739
*	FibroGen Inc.	1,407,604	45,466
	Owens & Minor Inc.	1,395,433	44,919
*	Merit Medical Systems Inc.	1,119,483	42,708
^,*	Nevro Corp.	572,717	42,627
*	Halyard Health Inc.	1,070,441	42,047
^,*	Radius Health Inc.	929,308	42,033
^,*	Sarepta Therapeutics Inc.	1,240,238	41,808
*	Pacira Pharmaceuticals Inc.	876,105	41,790
*	Magellan Health Inc.	557,108	40,613
^,*	Myriad Genetics Inc.	1,567,761	40,511
*	NxStage Medical Inc.	1,553,767	38,953
*	Select Medical Holdings Corp.	2,516,713	38,632
^,*	Theravance Biopharma Inc.	933,627	37,196
^,*	Tenet Healthcare Corp.	1,910,567	36,950
*	Amedisys Inc.	579,467	36,396
*	HMS Holdings Corp.	1,937,271	35,840
^,*	Avexis Inc.	435,813	35,806
^,*	Halozyme Therapeutics Inc.	2,732,277	35,028
*	Spark Therapeutics Inc.	570,710	34,094
*	Tivity Health Inc.	817,320	32,570
^,*	Teladoc Inc.	880,625	30,558
*	Varex Imaging Corp.	898,577	30,372
^,*	Intrexon Corp.	1,231,429	29,665
	CONMED Corp.	564,596	28,761
*	Momenta Pharmaceuticals Inc.	1,628,689	27,525
*	Impax Laboratories Inc.	1,695,480	27,297
^,*	Novocure Ltd.	1,522,248	26,335
*	Community Health Systems Inc.	2,624,274	26,138
	Abaxis Inc.	483,654	25,643
*	LHC Group Inc.	373,662	25,368
*	Emergent BioSolutions Inc.	746,107	25,300
	Ensign Group Inc.	1,160,620	25,267
^,*	Innoviva Inc.	1,845,867	23,627
*	Supernus Pharmaceuticals Inc.	547,125	23,581
^,*	Global Blood Therapeutics Inc.	855,790	23,406
	Kindred Healthcare Inc.	1,959,092	22,823

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Acorda Therapeutics Inc.	1,124,211	22,147
^,*	Glaukos Corp.	529,048	21,940
	Analogic Corp.	301,852	21,930
^,*	Synergy Pharmaceuticals Inc.	4,889,015	21,756
*	Aerie Pharmaceuticals Inc.	398,714	20,952
*	Orthofix International NV	408,679	18,995
	Luminex Corp.	895,082	18,904
*	Inogen Inc.	186,097	17,757
^,*	Amicus Therapeutics Inc.	1,736,922	17,491
*	Quidel Corp.	642,237	17,430
^,*	Array BioPharma Inc.	2,065,076	17,285
^,*	Lexicon Pharmaceuticals Inc.	1,010,498	16,623
	Meridian Bioscience Inc.	1,032,282	16,258
*	HealthStream Inc.	617,183	16,244
^,*	Lannett Co. Inc.	773,135	15,772
	National HealthCare Corp.	222,751	15,624
^,*	AMAG Pharmaceuticals Inc.	847,066	15,586
^,*	Epizyme Inc.	1,005,987	15,190
*	Genomic Health Inc.	462,825	15,065
^,*	Aimmune Therapeutics Inc.	731,700	15,044
*	Natus Medical Inc.	385,935	14,395
^,*	Keryx Biopharmaceuticals Inc.	1,956,936	14,149
*	Spectrum Pharmaceuticals Inc.	1,796,854	13,387
*	Achillion Pharmaceuticals Inc.	2,893,895	13,283
*	Arena Pharmaceuticals Inc.	747,313	12,607
*	Acceleron Pharma Inc.	395,220	12,011
^,*	Alder Biopharmaceuticals Inc.	1,042,918	11,941
*	Insmed Inc.	673,244	11,553
*	CorVel Corp.	238,025	11,294
^,*	Editas Medicine Inc.	657,432	11,032
*	Surgery Partners Inc.	483,941	11,010
^,*	TherapeuticsMD Inc.	1,986,904	10,471
^,*	Intra-Cellular Therapies Inc. Class A	814,560	10,117
	Invacare Corp.	757,080	9,993
^,*	Endologix Inc.	1,955,636	9,504
*	Accuray Inc.	1,965,943	9,338
^,*	ZIOPHARM Oncology Inc.	1,493,512	9,290
^,*	Insys Therapeutics Inc.	717,654	9,078
*	Five Prime Therapeutics Inc.	295,571	8,900
*	PDL BioPharma Inc.	3,542,206	8,749
*	PTC Therapeutics Inc.	442,338	8,108
^,*	Aduro Biotech Inc.	676,099	7,708
*	Natera Inc.	694,254	7,540
^,*	Celldex Therapeutics Inc.	2,973,380	7,344
*	Depomed Inc.	617,195	6,629
^,*	Medpace Holdings Inc.	216,129	6,268
^,*	Seres Therapeutics Inc.	525,031	5,933
*	Intellia Therapeutics Inc.	341,157	5,458
^,*	American Renal Associates Holdings Inc.	285,516	5,296
^,*	Novavax Inc.	2,978,286	3,425
^,*	NantKwest Inc.	241,556	1,833
	Merrimack Pharmaceuticals Inc.	1,206,476	1,496
*	Cempra Inc.	200	1
*	ConforMIS Inc.	144	1
*	Ophthotech Corp.	152	—
			7,924,938
Industrials (19.7%)
	Packaging Corp. of America	2,193,244	244,305
	Broadridge Financial Solutions Inc.	2,742,677	207,237
	IDEX Corp.	1,778,275	200,963
*	CoStar Group Inc.	760,146	200,375
	AO Smith Corp.	3,419,876	192,642
	Jack Henry & Associates Inc.	1,828,140	189,889
	Allegion plc	2,219,869	180,076

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	PerkinElmer Inc.	2,562,857	174,633
	Lennox International Inc.	941,696	172,933
*	Berry Global Group Inc.	3,018,918	172,109
*	XPO Logistics Inc.	2,597,698	167,889
*	Keysight Technologies Inc.	4,298,100	167,325
	Toro Co.	2,390,459	165,635
	Cognex Corp.	1,919,173	162,938
	Spirit AeroSystems Holdings Inc. Class A	2,803,762	162,450
	Old Dominion Freight Line Inc.	1,545,980	147,239
*	HD Supply Holdings Inc.	4,691,798	143,710
	Carlisle Cos. Inc.	1,502,728	143,360
	Graco Inc.	1,293,451	141,348
	Donaldson Co. Inc.	3,074,291	140,003
	Nordson Corp.	1,139,393	138,231
	Orbital ATK Inc.	1,342,760	132,074
*	Coherent Inc.	572,971	128,913
*	TransUnion	2,943,334	127,476
	Lincoln Electric Holdings Inc.	1,379,232	127,014
*	IPG Photonics Corp.	873,990	126,816
	AptarGroup Inc.	1,455,767	126,448
*	Zebra Technologies Corp.	1,227,274	123,366
	Oshkosh Corp.	1,737,356	119,669
	MDU Resources Group Inc.	4,542,009	119,001
	Sonoco Products Co.	2,312,514	118,909
*	AECOM	3,609,300	116,689
*	Quanta Services Inc.	3,456,503	113,788
	Hexcel Corp.	2,117,230	111,769
	Jabil Inc.	3,820,962	111,534
	National Instruments Corp.	2,722,177	109,486
	Watsco Inc.	708,770	109,292
	Universal Display Corp.	983,064	107,400
	BWX Technologies Inc.	2,202,616	107,378
	Booz Allen Hamilton Holding Corp. Class A	3,272,043	106,472
	AGCO Corp.	1,574,756	106,123
*	Euronet Worldwide Inc.	1,160,067	101,355
	Huntington Ingalls Industries Inc.	536,797	99,930
	Graphic Packaging Holding Co.	7,198,225	99,192
	Trinity Industries Inc.	3,523,701	98,769
	Bemis Co. Inc.	2,134,557	98,723
*	WEX Inc.	945,655	98,603
	Eagle Materials Inc.	1,065,908	98,511
*	Genesee & Wyoming Inc. Class A	1,431,909	97,928
	MAXIMUS Inc.	1,507,668	94,425
*	Teledyne Technologies Inc.	737,406	94,130
	Crane Co.	1,184,121	93,996
*	Owens-Illinois Inc.	3,776,064	90,323
	MSC Industrial Direct Co. Inc. Class A	1,048,341	90,115
	EMCOR Group Inc.	1,375,852	89,953
	Ryder System Inc.	1,246,824	89,746
	Genpact Ltd.	3,137,945	87,329
	Littelfuse Inc.	525,145	86,649
	Woodward Inc.	1,280,523	86,538
*	CoreLogic Inc.	1,965,400	85,259
	Air Lease Corp. Class A	2,271,827	84,875
	Curtiss-Wright Corp.	924,038	84,808
	Regal Beloit Corp.	1,034,645	84,375
	Landstar System Inc.	983,449	84,183
*	Kirby Corp.	1,256,110	83,971
	ITT Inc.	2,049,726	82,358
*	Louisiana-Pacific Corp.	3,346,452	80,683
	Valmont Industries Inc.	526,229	78,724
	Deluxe Corp.	1,115,714	77,230
	Terex Corp.	2,037,059	76,390
	Timken Co.	1,625,326	75,171

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Brink's Co.	1,112,349	74,527
	Belden Inc.	977,613	73,741
*	Conduent Inc.	4,605,574	73,413
*	Colfax Corp.	1,852,152	72,919
	EnerSys	1,005,078	72,818
	John Bean Technologies Corp.	733,515	71,885
*	Summit Materials Inc. Class A	2,459,609	71,009
	Kennametal Inc.	1,866,984	69,863
*	MasTec Inc.	1,535,276	69,318
	Barnes Group Inc.	1,181,498	69,153
*	Sanmina Corp.	1,746,631	66,547
*	Clean Harbors Inc.	1,184,407	66,125
*	Esterline Technologies Corp.	688,822	65,300
*	WESCO International Inc.	1,129,754	64,735
	MSA Safety Inc.	787,658	63,934
^,*	USG Corp.	2,191,842	63,607
*	On Assignment Inc.	1,158,194	62,716
	Knight Transportation Inc.	1,684,650	62,416
	World Fuel Services Corp.	1,600,676	61,546
*	WageWorks Inc.	915,037	61,491
*	Itron Inc.	894,884	60,628
	Tetra Tech Inc.	1,317,333	60,268
*	KLX Inc.	1,197,010	59,851
	GATX Corp.	901,484	57,938
*	MACOM Technology Solutions Holdings Inc.	1,035,499	57,750
	HEICO Corp.	795,915	57,179
	Avnet Inc.	1,454,532	56,552
	FLIR Systems Inc.	1,587,477	55,022
*	RBC Bearings Inc.	523,979	53,320
	HEICO Corp. Class A	857,056	53,180
*	Moog Inc. Class A	740,945	53,141
	Applied Industrial Technologies Inc.	899,870	53,137
	ABM Industries Inc.	1,279,094	53,108
*	Rexnord Corp.	2,271,294	52,808
	Silgan Holdings Inc.	1,656,997	52,659
*	Generac Holdings Inc.	1,442,049	52,101
*	Masonite International Corp.	686,885	51,860
	Convergys Corp.	2,170,368	51,611
	Vishay Intertechnology Inc.	3,089,851	51,292
*	Anixter International Inc.	649,729	50,809
^,*	Cimpress NV	534,552	50,531
	KBR Inc.	3,316,140	50,472
	UniFirst Corp.	353,903	49,794
*	Swift Transportation Co.	1,845,660	48,910
*	Advisory Board Co.	939,779	48,399
*	DigitalGlobe Inc.	1,431,987	47,685
^	Chicago Bridge & Iron Co. NV	2,395,654	47,266
*	II-VI Inc.	1,345,979	46,167
*	Trex Co. Inc.	680,246	46,025
*	Rogers Corp.	419,734	45,592
*	Armstrong World Industries Inc.	988,618	45,476
*	TopBuild Corp.	850,758	45,150
	Granite Construction Inc.	917,122	44,242
*	NeuStar Inc. Class A	1,315,552	43,874
*	AMN Healthcare Services Inc.	1,103,151	43,078
	Mueller Water Products Inc. Class A	3,674,609	42,919
*	ExlService Holdings Inc.	738,615	41,052
	Korn/Ferry International	1,182,691	40,838
*	Plexus Corp.	775,751	40,781
	Universal Forest Products Inc.	462,776	40,405
	Simpson Manufacturing Co. Inc.	921,155	40,264
	Watts Water Technologies Inc. Class A	635,974	40,194
*	Benchmark Electronics Inc.	1,171,761	37,848
	Mueller Industries Inc.	1,233,017	37,545

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Apogee Enterprises Inc.	659,464	37,484
	Franklin Electric Co. Inc.	900,363	37,275
^,*	Proto Labs Inc.	549,350	36,944
	Forward Air Corp.	692,663	36,905
*	TTM Technologies Inc.	2,120,761	36,816
^,*	Ambarella Inc.	752,659	36,542
	EnPro Industries Inc.	508,152	36,267
	Covanta Holding Corp.	2,694,242	35,564
	Otter Tail Corp.	897,182	35,528
*	Meritor Inc.	2,113,965	35,113
	Brady Corp. Class A	1,028,227	34,857
	Albany International Corp.	652,041	34,819
^,*	Knowles Corp.	2,055,742	34,783
	Exponent Inc.	594,930	34,684
	Triton International Ltd.	1,034,542	34,595
*	Cardtronics plc Class A	1,049,929	34,501
	Triumph Group Inc.	1,088,088	34,384
*	Imperva Inc.	706,988	33,829
*	SPX FLOW Inc.	915,742	33,773
	ESCO Technologies Inc.	558,225	33,298
	Actuant Corp. Class A	1,348,076	33,163
	Methode Electronics Inc.	801,310	33,014
	Greif Inc. Class A	591,847	33,013
	AAON Inc.	894,683	32,969
	AZZ Inc.	589,614	32,900
*	FTI Consulting Inc.	940,722	32,888
*	Integer Holdings Corp.	741,448	32,068
	Comfort Systems USA Inc.	854,704	31,710
	Tennant Co.	423,727	31,271
	Kaman Corp.	626,935	31,265
*	JELD-WEN Holding Inc.	958,685	31,119
*	TriNet Group Inc.	944,775	30,932
	Matson Inc.	1,028,810	30,905
*	OSI Systems Inc.	409,912	30,805
*	Atlas Air Worldwide Holdings Inc.	582,304	30,367
	Mobile Mini Inc.	999,510	29,835
*	Harsco Corp.	1,846,096	29,722
*	Navistar International Corp.	1,131,957	29,691
	Werner Enterprises Inc.	1,006,462	29,540
	Insperity Inc.	412,301	29,273
*	Hub Group Inc. Class A	760,706	29,173
*	Veeco Instruments Inc.	1,046,791	29,153
*	Sykes Enterprises Inc.	868,020	29,105
^,*	Evolent Health Inc. Class A	1,142,637	28,966
	Wabash National Corp.	1,317,240	28,953
^,*	American Outdoor Brands Corp.	1,298,607	28,777
	Greenbrier Cos. Inc.	621,974	28,766
	Raven Industries Inc.	825,270	27,482
*	Tutor Perini Corp.	950,436	27,325
	Aircastle Ltd.	1,254,206	27,279
*	Air Transport Services Group Inc.	1,231,044	26,812
*	Paylocity Holding Corp.	592,722	26,779
*	Boise Cascade Co.	876,229	26,637
	Standex International Corp.	289,341	26,243
	Astec Industries Inc.	472,696	26,239
	AAR Corp.	743,326	25,838
*	TrueBlue Inc.	974,304	25,819
	Cubic Corp.	552,559	25,584
	Altra Industrial Motion Corp.	631,392	25,129
	Badger Meter Inc.	627,368	25,001
*	Cotiviti Holdings Inc.	659,867	24,507
*	SPX Corp.	964,425	24,265
	ManTech International Corp.Class A	584,018	24,167
^	Sturm Ruger & Co. Inc.	385,027	23,929

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Sun Hydraulics Corp.	551,627	23,538
	CIRCOR International Inc.	396,348	23,535
*	Huron Consulting Group Inc.	532,601	23,008
*	TriMas Corp.	1,100,376	22,943
	EVERTEC Inc.	1,313,997	22,732
*	Navigant Consulting Inc.	1,135,422	22,436
	Heartland Express Inc.	1,065,059	22,175
	Schneider National Inc. Class B	987,554	22,092
	Primoris Services Corp.	878,963	21,921
	Lindsay Corp.	245,015	21,868
*	Advanced Disposal Services Inc.	960,539	21,833
*	Continental Building Products Inc.	879,444	20,491
	Encore Wire Corp.	476,097	20,329
	RR Donnelley & Sons Co.	1,605,467	20,133
*	Aerovironment Inc.	516,087	19,715
	MTS Systems Corp.	379,443	19,655
*	GMS Inc.	695,243	19,536
*	Milacron Holdings Corp.	1,087,313	19,126
	Griffon Corp.	857,826	18,829
	Advanced Drainage Systems Inc.	935,031	18,794
	General Cable Corp.	1,136,717	18,585
*	Manitowoc Co. Inc.	3,030,816	18,215
	Materion Corp.	486,310	18,188
*	Gardner Denver Holdings Inc.	840,275	18,158
^,*	Inovalon Holdings Inc. Class A	1,360,767	17,894
*	Builders FirstSource Inc.	1,162,835	17,815
	Quanex Building Products Corp.	837,637	17,716
*	Donnelley Financial Solutions Inc.	760,679	17,465
*	Atkore International Group Inc.	767,771	17,313
	Quad/Graphics Inc.	742,608	17,021
*	PHH Corp.	1,217,427	16,764
	McGrath RentCorp	478,121	16,557
	LSC Communications Inc.	763,027	16,329
*	Team Inc.	683,933	16,038
	H&E Equipment Services Inc.	781,171	15,944
*	RPX Corp.	1,138,387	15,881
	Schnitzer Steel Industries Inc.	625,034	15,751
*	FARO Technologies Inc.	409,287	15,471
*	Aegion Corp. Class A	706,381	15,456
^,*	Axon Enterprise Inc.	608,847	15,306
*	Thermon Group Holdings Inc.	793,110	15,204
	AVX Corp.	912,405	14,909
	Kelly Services Inc. Class A	655,072	14,706
*	Babcock & Wilcox Enterprises Inc.	1,199,895	14,111
	Essendant Inc.	899,687	13,342
*	Wesco Aircraft Holdings Inc.	1,228,545	13,330
*	InnerWorkings Inc.	1,147,676	13,313
	Hyster-Yale Materials Handling Inc.	183,294	12,876
*	TimkenSteel Corp.	823,761	12,661
	TeleTech Holdings Inc.	309,256	12,618
	Kforce Inc.	605,952	11,877
	Landauer Inc.	225,748	11,807
	ArcBest Corp.	569,080	11,723
	REV Group Inc.	394,503	10,920
	Gorman-Rupp Co.	419,049	10,673
*	Armstrong Flooring Inc.	555,411	9,981
	Resources Connection Inc.	704,176	9,647
*	Mistras Group Inc.	432,774	9,508
*	Bazaarvoice Inc.	1,856,691	9,191
	Greif Inc. Class B	147,670	8,919
*	Floor & Decor Holdings Inc. Class A	225,781	8,864
	Park Electrochemical Corp.	475,302	8,755
*	International Seaways Inc.	371,862	8,058
*	Ply Gem Holdings Inc.	427,544	7,674

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	American Railcar Industries Inc.	197,446	7,562
*	Astronics Corp.	174,580	5,319
^,*	Forterra Inc.	532,147	4,380
*	Astronics Corp. Class B	56,563	1,730
*	Roadrunner Transportation Systems Inc.	128	1
*	Overseas Shipholding Group Inc. Class A	272	1
*	DHI Group Inc.	200	1
			15,187,489
Oil & Gas (4.2%)
*	Diamondback Energy Inc.	2,279,123	202,409
*	Parsley Energy Inc. Class A	5,436,956	150,876
*	Newfield Exploration Co.	4,616,571	131,388
	Targa Resources Corp.	2,499,807	112,991
^,*	Chesapeake Energy Corp.	21,071,113	104,723
*	Rice Energy Inc.	3,804,944	101,326
	Patterson-UTI Energy Inc.	4,907,436	99,081
^	Murphy Oil Corp.	3,801,958	97,444
*	RSP Permian Inc.	2,941,953	94,937
*	WPX Energy Inc.	9,217,120	89,037
^,*	Transocean Ltd.	9,054,420	74,518
^,*	First Solar Inc.	1,814,543	72,364
*	Southwestern Energy Co.	11,705,012	71,166
*	PDC Energy Inc.	1,522,620	65,640
	PBF Energy Inc. Class A	2,542,560	56,597
	HollyFrontier Corp.	2,055,030	56,452
*	Gulfport Energy Corp.	3,803,449	56,101
*	QEP Resources Inc.	5,541,438	55,969
*	Energen Corp.	1,127,273	55,653
	Oceaneering International Inc.	2,268,757	51,818
	Core Laboratories NV	511,383	51,788
	Nabors Industries Ltd.	6,257,738	50,938
^,*	Ultra Petroleum Corp.	4,582,182	49,717
*	Callon Petroleum Co.	4,637,219	49,201
*	McDermott International Inc.	6,540,788	46,897
*	Whiting Petroleum Corp.	8,395,604	46,260
*	C&J Energy Services Inc.	1,307,302	44,801
^,*	Weatherford International plc	11,421,029	44,199
*	Oasis Petroleum Inc.	5,479,492	44,110
^,*	Dril-Quip Inc.	892,441	43,551
	SM Energy Co.	2,565,706	42,411
^,*	Matador Resources Co.	1,961,192	41,911
	SemGroup Corp. Class A	1,526,918	41,227
*	NOW Inc.	2,486,206	39,978
	Pattern Energy Group Inc. Class A	1,623,744	38,710
^,*	Laredo Petroleum Inc.	3,625,342	38,139
*	Superior Energy Services Inc.	3,505,115	36,558
	Ensco plc Class A	7,002,006	36,130
^,*	Extraction Oil & Gas Inc.	2,560,117	34,434
*	MRC Global Inc.	2,064,780	34,110
	Delek US Holdings Inc.	1,225,139	32,393
*	Oil States International Inc.	1,180,755	32,058
*	Carrizo Oil & Gas Inc.	1,798,418	31,328
^	RPC Inc.	1,501,607	30,347
^,*	Centennial Resource Development Inc. Class A	1,905,673	30,148
*	Rowan Cos. plc Class A	2,901,355	29,710
*	Chart Industries Inc.	738,421	25,645
*	Forum Energy Technologies Inc.	1,599,997	24,960
*	Unit Corp.	1,254,230	23,492
^	Noble Corp. plc	5,910,490	21,396
*	Exterran Corp.	778,517	20,786
*	Helix Energy Solutions Group Inc.	3,340,040	18,838
	Archrock Inc.	1,530,186	17,444
^,*	Diamond Offshore Drilling Inc.	1,506,158	16,312
^,*	Atwood Oceanics Inc.	1,859,953	15,159

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Denbury Resources Inc.	9,773,059	14,953
*	Newpark Resources Inc.	1,984,626	14,587
*	SEACOR Holdings Inc.	380,355	13,046
^,*	SunPower Corp. Class A	1,378,003	12,871
^,*	Keane Group Inc.	756,364	12,102
^,*	Flotek Industries Inc.	1,335,479	11,939
^,*	Tellurian Inc.	1,124,959	11,283
	Alon USA Energy Inc.	803,687	10,705
*	ProPetro Holding Corp.	755,474	10,546
^,*	Jagged Peak Energy Inc.	770,547	10,287
	CVR Energy Inc.	437,226	9,514
	Green Plains Inc.	452,919	9,308
^,*	SEACOR Marine Holdings Inc.	395,019	8,043
*	TETRA Technologies Inc.	2,690,910	7,508
^,*	Sanchez Energy Corp.	887,727	6,374
^,*	WildHorse Resource Development Corp.	438,331	5,422
^,*	EP Energy Corp. Class A	1,000,072	3,660
*	Eclipse Resources Corp.	1,118,988	3,200
^	Bristow Group Inc.	237,025	1,813
*	Tesco Corp.	397,902	1,771
^,*	Cobalt International Energy Inc.	366,821	906
	Tesoro Corp.	131	12
*	Bill Barrett Corp.	304	1
*	CARBO Ceramics Inc.	96	1
			3,205,428
Other (0.0%)[2]
*	Dyax Corp. CVR Exp. 12/31/2019	2,940,655	5,881
*	NCS Multistage Holdings Inc.	57,617	1,451
*	Media General Inc. CVR	2,475,062	736
*	Clinical Data CVR	297,875	—
			8,068
Technology (11.4%)
	CDW Corp.	3,659,975	228,858
*	Cadence Design Systems Inc.	6,519,802	218,348
	Leidos Holdings Inc.	3,513,946	181,636
*	IAC/InterActiveCorp	1,694,965	174,988
*	CommScope Holding Co. Inc.	4,484,023	170,527
	SS&C Technologies Holdings Inc.	4,027,112	154,681
*	PTC Inc.	2,686,438	148,076
*	Tyler Technologies Inc.	818,806	143,840
	Teradyne Inc.	4,640,380	139,351
*	Veeva Systems Inc. Class A	2,246,668	137,743
*	Ultimate Software Group Inc.	655,597	137,715
*	ON Semiconductor Corp.	9,769,500	137,164
*	Fortinet Inc.	3,485,645	130,503
*	athenahealth Inc.	923,304	129,770
*	Microsemi Corp.	2,679,161	125,385
	Brocade Communications Systems Inc.	9,561,727	120,573
	CSRA Inc.	3,795,766	120,516
*	Square Inc.	5,079,446	119,164
*	Guidewire Software Inc.	1,713,687	117,747
*	ARRIS International plc	4,144,474	116,128
*	NCR Corp.	2,819,564	115,151
*	Medidata Solutions Inc.	1,285,472	100,524
	Fair Isaac Corp.	718,599	100,180
	Cypress Semiconductor Corp.	7,285,890	99,452
*	EPAM Systems Inc.	1,143,909	96,191
	Blackbaud Inc.	1,114,339	95,555
*	Aspen Technology Inc.	1,727,512	95,462
*	Cavium Inc.	1,508,566	93,727
*	Cirrus Logic Inc.	1,483,754	93,061
	j2 Global Inc.	1,057,478	89,981
*	Tech Data Corp.	885,174	89,403
	DST Systems Inc.	1,439,795	88,835

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Teradata Corp.	3,007,049	88,678
*	Tableau Software Inc. Class A	1,390,896	85,220
	MKS Instruments Inc.	1,255,928	84,524
^,*	ViaSat Inc.	1,268,797	83,994
	Monolithic Power Systems Inc.	866,819	83,561
^,*	Proofpoint Inc.	961,384	83,477
	SYNNEX Corp.	694,026	83,255
*	Ellie Mae Inc.	750,634	82,502
^,*	Arista Networks Inc.	549,808	82,356
*	Ciena Corp.	3,280,730	82,084
*	Manhattan Associates Inc.	1,610,819	77,416
*	GoDaddy Inc. Class A	1,819,258	77,173
*	Lumentum Holdings Inc.	1,349,659	76,998
*	Paycom Software Inc.	1,104,365	75,550
*	Integrated Device Technology Inc.	2,925,032	75,437
*	Entegris Inc.	3,277,083	71,932
*	CACI International Inc. Class A	566,067	70,787
*	NetScout Systems Inc.	2,021,937	69,555
*	Finisar Corp.	2,582,135	67,084
*	Silicon Laboratories Inc.	979,084	66,920
	Pitney Bowes Inc.	4,306,156	65,023
	InterDigital Inc.	807,780	62,441
^,*	Dycom Industries Inc.	692,620	62,003
*	ACI Worldwide Inc.	2,722,243	60,897
*	Zendesk Inc.	2,173,327	60,375
*	Advanced Energy Industries Inc.	927,026	59,969
*	Verint Systems Inc.	1,446,068	58,855
*	Nuance Communications Inc.	3,334,919	58,061
^,*	FireEye Inc.	3,717,261	56,540
	Science Applications International Corp.	810,496	56,265
*	Cree Inc.	2,252,586	55,526
*	Viavi Solutions Inc.	5,255,186	55,337
*	Semtech Corp.	1,513,489	54,107
*	Allscripts Healthcare Solutions Inc.	4,163,714	53,129
*	CommVault Systems Inc.	935,504	52,809
*	Electronics For Imaging Inc.	1,072,769	50,828
*	EchoStar Corp. Class A	831,363	50,464
*	HubSpot Inc.	760,548	50,006
	TiVo Corp.	2,655,578	49,527
^,*	2U Inc.	1,039,184	48,759
	Power Integrations Inc.	668,512	48,735
*	RealPage Inc.	1,338,119	48,105
	Pegasystems Inc.	819,759	47,833
^,*	3D Systems Corp.	2,545,438	47,600
*	RingCentral Inc. Class A	1,299,361	47,492
*	VeriFone Systems Inc.	2,576,804	46,640
*	Mercury Systems Inc.	1,068,582	44,977
	Diebold Nixdorf Inc.	1,561,438	43,720
	Cabot Microelectronics Corp.	586,378	43,292
*	Cornerstone OnDemand Inc.	1,207,315	43,161
*	MicroStrategy Inc. Class A	217,100	41,612
^,*	Synaptics Inc.	792,567	40,984
	Plantronics Inc.	768,467	40,198
^,*	Twilio Inc. Class A	1,358,547	39,547
*	Envestnet Inc.	980,007	38,808
*	MaxLinear Inc.	1,363,900	38,039
	Cogent Communications Holdings Inc.	924,796	37,084
*	New Relic Inc.	858,654	36,931
*	Infinera Corp.	3,380,914	36,074
	Xperi Corp.	1,163,191	34,663
*	Insight Enterprises Inc.	851,373	34,046
	Brooks Automation Inc.	1,529,491	33,175
	Progress Software Corp.	1,043,743	32,241
*	BroadSoft Inc.	731,789	31,504

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	CSG Systems International Inc.	766,084	31,088
*	Box Inc.	1,693,950	30,898
*	Gigamon Inc.	780,497	30,713
^,*	Inphi Corp.	889,106	30,496
*	NETGEAR Inc.	706,951	30,470
*	Web.com Group Inc.	1,166,698	29,517
*	Rambus Inc.	2,542,150	29,057
^,*	Ubiquiti Networks Inc.	557,684	28,983
	West Corp.	1,204,262	28,083
	Ebix Inc.	508,288	27,397
	NIC Inc.	1,416,938	26,851
^,*	Pure Storage Inc. Class A	2,043,211	26,174
*	Bottomline Technologies de Inc.	929,492	23,879
*	CEVA Inc.	509,371	23,151
*	Super Micro Computer Inc.	935,046	23,049
*	ScanSource Inc.	570,820	23,004
	ADTRAN Inc.	1,101,717	22,750
^,*	Coupa Software Inc.	756,002	21,909
*	FormFactor Inc.	1,708,587	21,186
*	Quality Systems Inc.	1,210,406	20,831
*	Blucora Inc.	935,265	19,828
*	Diodes Inc.	821,539	19,742
*	Amkor Technology Inc.	2,018,178	19,718
*	Barracuda Networks Inc.	847,472	19,543
^,*	Match Group Inc.	1,057,187	18,374
*	Lattice Semiconductor Corp.	2,701,748	17,994
	Monotype Imaging Holdings Inc.	940,130	17,204
^,*	Shutterstock Inc.	389,088	17,151
*	Cray Inc.	912,461	16,789
^,*	Acacia Communications Inc.	400,375	16,604
^,*	Nutanix Inc.	792,031	15,959
^,*	Gogo Inc.	1,370,863	15,806
^,*	Unisys Corp.	1,225,796	15,690
*	LivePerson Inc.	1,272,544	13,998
*	Blackline Inc.	379,726	13,571
*	Endurance International Group Holdings Inc.	1,569,720	13,107
*	Synchronoss Technologies Inc.	789,880	12,994
	Syntel Inc.	744,759	12,631
^,*	Benefitfocus Inc.	344,628	12,527
*	CommerceHub Inc.	704,529	12,287
*	Loral Space & Communications Inc.	284,367	11,815
^,*	Hortonworks Inc.	898,336	11,571
*	Actua Corp.	767,424	10,782
^	Computer Programs & Systems Inc.	317,909	10,427
*	Virtusa Corp.	337,491	9,922
	Forrester Research Inc.	250,335	9,801
^,*	MuleSoft Inc. Class A	330,875	8,252
*	WideOpenWest Inc.	438,264	7,626
*	Rapid7 Inc.	433,374	7,294
*	Calix Inc.	1,044,805	7,157
*	Okta Inc.	280,887	6,404
^,*	Presidio Inc.	402,733	5,763
*	CommerceHub Inc. Class A	322,297	5,614
*	Harmonic Inc.	974,545	5,116
^,*	Cloudera Inc.	302,650	4,848
*	Sonus Networks Inc.	620,424	4,616
^,*	Castlight Health Inc. Class B	1,012,960	4,204
*	MobileIron Inc.	573,975	3,473
	Systemax Inc.	174,207	3,275
*	Alteryx Inc. Class A	155,023	3,026
*	Yext Inc.	201,964	2,692
*	Appian Corp.	140,002	2,541
*	SecureWorks Corp. Class A	243,648	2,263

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Piksel Inc.	241	—
			8,775,605
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	2,243,581	62,259
^	Frontier Communications Corp.	27,163,953	31,510
*	Vonage Holdings Corp.	4,709,262	30,799
	Consolidated Communications Holdings Inc.	1,163,046	24,971
^,*	Iridium Communications Inc.	1,973,094	21,803
^,*	Globalstar Inc.	10,233,370	21,797
	Cincinnati Bell Inc.	1,020,909	19,959
	ATN International Inc.	254,900	17,445
	Shenandoah Telecommunications Co.	563,442	17,298
	Windstream Holdings Inc.	4,438,784	17,222
*	Straight Path Communications Inc. Class B	74,678	13,416
*	United States Cellular Corp.	280,316	10,742
^,*	Intelsat SA	583,161	1,784
			291,005
Utilities (3.7%)
	Atmos Energy Corp.	2,466,633	204,607
	UGI Corp.	4,032,068	195,192
	Westar Energy Inc. Class A	3,316,447	175,838
	Great Plains Energy Inc.	5,044,417	147,701
	Aqua America Inc.	4,121,779	137,255
	NRG Energy Inc.	6,947,659	119,639
*	Vistra Energy Corp.	6,894,190	115,753
	Vectren Corp.	1,942,052	113,494
*	Calpine Corp.	8,344,156	112,896
	National Fuel Gas Co.	1,872,231	104,545
	IDACORP Inc.	1,180,845	100,785
	WGL Holdings Inc.	1,199,082	100,039
	Portland General Electric Co.	2,084,799	95,254
	ALLETE Inc.	1,184,379	84,896
	ONE Gas Inc.	1,211,490	84,574
	Black Hills Corp.	1,244,544	83,969
	Hawaiian Electric Industries Inc.	2,529,978	81,921
	New Jersey Resources Corp.	1,999,145	79,366
	Spire Inc.	1,060,775	73,989
	Southwest Gas Holdings Inc.	991,114	72,411
	PNM Resources Inc.	1,846,488	70,628
	NorthWestern Corp.	1,154,534	70,450
	Avista Corp.	1,487,628	63,165
	South Jersey Industries Inc.	1,829,078	62,500
	Ormat Technologies Inc.	913,064	53,579
	MGE Energy Inc.	796,748	51,271
	El Paso Electric Co.	935,342	48,357
	California Water Service Group	1,089,355	40,088
	American States Water Co.	830,284	39,364
	Northwest Natural Gas Co.	646,877	38,716
*	TerraForm Power Inc. Class A	2,077,012	24,924
*	Dynegy Inc.	2,709,416	22,407
^,*	Sunrun Inc.	1,802,459	12,834
^,*	Vivint Solar Inc.	690,505	4,039

			2,886,446
Total Common Stocks (Cost $58,284,968)			76,246,125

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2017

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.4%)
3,4	Vanguard Market Liquidity Fund	0.181%		18,376,784	1,838,046

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.638%	8/24/17	1,500	1,498
5	United States Treasury Bill	0.982%	9/7/17	2,500	2,496
5	United States Treasury Bill	0.990%	9/21/17	5,000	4,989
5	United States Treasury Bill	0.909%-0.979%	10/5/17	2,300	2,294
5	United States Treasury Bill	0.949%	10/19/17	500	499
5	United States Treasury Bill	0.954%	10/26/17	16,000	15,947
5	United States Treasury Bill	1.052%	11/24/17	600	597

					28,320

Total Temporary Cash Investments (Cost $1,866,150)					1,866,366

Total Investments (101.6%) (Cost $60,151,118)					78,112,491
Other Assets and Liabilities—Net (-1.6%)[4]					(1,225,313)

Net Assets (100%)					76,887,178

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,179,748,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
1.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,245,658,000 of collateral received for securities on loan.
5 Securities with a value of $25,624,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.7%)[1]
Basic Materials (2.2%)
	Royal Gold Inc.	831,646	65,010
	NewMarket Corp.	120,684	55,573
	US Silica Holdings Inc.	1,030,840	36,584
*	Platform Specialty Products Corp.	2,545,858	32,281
	Balchem Corp.	404,934	31,467
*	Ingevity Corp.	535,494	30,737
*	Cambrex Corp.	413,876	24,729
	Versum Materials Inc.	691,129	22,462
	KapStone Paper and Packaging Corp.	1,045,545	21,570
*	Univar Inc.	627,603	18,326
	Minerals Technologies Inc.	222,866	16,314
	Hecla Mining Co.	2,516,193	12,833
	Deltic Timber Corp.	140,588	10,496
	Calgon Carbon Corp.	652,779	9,857
*	Ferro Corp.	538,778	9,854
*,^	Fairmount Santrol Holdings Inc.	2,010,765	7,842
	American Vanguard Corp.	338,898	5,846
*	Coeur Mining Inc.	224	2
	Warrior Met Coal Inc.	60	1
*	Century Aluminum Co.	59	1
			411,785
Consumer Goods (7.5%)
*	Take-Two Interactive Software Inc.	1,321,513	96,973
*	Middleby Corp.	732,201	88,970
	Toll Brothers Inc.	1,965,994	77,676
	Brunswick Corp.	1,136,671	71,303
	Gentex Corp.	3,656,239	69,359
*	Post Holdings Inc.	801,313	62,222
*	TreeHouse Foods Inc.	724,758	59,205
	Pool Corp.	499,995	58,784
	Carter's Inc.	585,155	52,050
*	Hain Celestial Group Inc.	1,314,639	51,034
*	Skechers U.S.A. Inc. Class A	1,702,943	50,237
*,^	Wayfair Inc.	526,731	40,495
*	Zynga Inc. Class A	9,778,543	35,594
	CalAtlantic Group Inc.	992,832	35,097
*	Dorman Products Inc.	414,072	34,273
*	Welbilt Inc.	1,765,273	33,275
*,^	Tempur Sealy International Inc.	582,147	31,081
	LCI Industries	300,656	30,787
*	Kate Spade & Co.	1,634,373	30,220
	B&G Foods Inc.	844,702	30,071
*	iRobot Corp.	330,971	27,848
*	Steven Madden Ltd.	679,941	27,164
	Vector Group Ltd.	1,233,669	26,302
*	Blue Buffalo Pet Products Inc.	1,125,525	25,673
*	TRI Pointe Group Inc.	1,916,780	25,282
	J&J Snack Foods Corp.	190,239	25,125
*	Meritage Homes Corp.	486,662	20,537
	WD-40 Co.	169,744	18,731
*	Hostess Brands Inc. Class A	1,135,682	18,284
*	Gentherm Inc.	466,931	18,117
*	Select Comfort Corp.	503,144	17,857
	Interface Inc. Class A	798,150	15,684
	Lancaster Colony Corp.	122,012	14,961
*	Boston Beer Co. Inc. Class A	111,605	14,749
	National Beverage Corp.	147,941	13,841
	Coca-Cola Bottling Co. Consolidated	59,862	13,701
	Oxford Industries Inc.	194,825	12,175
*,^	Fitbit Inc. Class A	2,118,405	11,249
	Columbia Sportswear Co.	179,678	10,432

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	USANA Health Sciences Inc.	142,453	9,131
*,^	GoPro Inc. Class A	1,095,320	8,905
*,^	e.l.f. Beauty, Inc.	265,724	7,230
	Acushnet Holdings Corp.	286,177	5,678
	Phibro Animal Health Corp. Class A	120,037	4,447
*,^	Amplify Snack Brands Inc.	393,085	3,789
*	Revlon Inc. Class A	137,486	3,258
	MDC Holdings Inc.	51	2
			1,438,858
Consumer Services (13.2%)
	Vail Resorts Inc.	508,850	103,210
*	VCA Inc.	982,607	90,704
*	Panera Bread Co. Class A	271,577	85,449
*	Burlington Stores Inc.	894,214	82,259
*	Copart Inc.	2,484,857	78,994
*	Liberty Media Corp-Liberty Formula One	1,902,212	69,659
	Domino's Pizza Inc.	306,037	64,736
	Dunkin' Brands Group Inc.	1,172,921	64,651
*	Live Nation Entertainment Inc.	1,701,064	59,282
	Six Flags Entertainment Corp.	980,284	58,435
	Sabre Corp.	2,477,668	53,939
	Casey's General Stores Inc.	498,894	53,437
	Rollins Inc.	1,248,679	50,834
*	Bright Horizons Family Solutions Inc.	647,322	49,980
*,^	GrubHub Inc.	1,097,183	47,837
*	Grand Canyon Education Inc.	609,683	47,805
	Dick's Sporting Goods Inc.	1,078,640	42,962
*	Madison Square Garden Co. Class A	217,893	42,903
	Texas Roadhouse Inc. Class A	812,619	41,403
*	Sprouts Farmers Market Inc.	1,659,928	37,631
*	AMC Networks Inc. Class A	701,660	37,476
*	Liberty Expedia Holdings Inc. Class A	691,603	37,360
	Jack in the Box Inc.	374,550	36,893
*	Dave & Buster's Entertainment Inc.	535,230	35,598
	Nexstar Media Group Inc. Class A	569,958	34,083
*	ServiceMaster Global Holdings Inc.	851,606	33,374
*	Five Below Inc.	665,239	32,843
	Marriott Vacations Worldwide Corp.	276,576	32,567
*	Hawaiian Holdings Inc.	681,710	32,006
*	Hilton Grand Vacations Inc.	881,547	31,789
*	Stamps.com Inc.	204,498	31,672
*	Lions Gate Entertainment Corp. Class B	1,179,253	30,991
*	Sotheby's	568,952	30,536
	Choice Hotels International Inc.	466,335	29,962
*	Yelp Inc. Class A	972,970	29,209
	Cheesecake Factory Inc.	579,094	29,128
	PriceSmart Inc.	328,336	28,762
	Churchill Downs Inc.	146,551	26,863
*	WebMD Health Corp.	456,653	26,783
*	Michaels Cos. Inc.	1,439,865	26,666
*	Ollie's Bargain Outlet Holdings Inc.	621,029	26,456
*	Buffalo Wild Wings Inc.	205,106	25,987
*,^	Pandora Media Inc.	2,904,237	25,906
	Papa John's International Inc.	350,427	25,147
	Planet Fitness Inc. Class A	1,060,174	24,744
*,^	RH	378,274	24,406
	Allegiant Travel Co. Class A	169,073	22,926
*	Spirit Airlines Inc.	440,727	22,764
*	SiteOne Landscape Supply Inc.	428,895	22,328
*	Groupon Inc. Class A	5,345,769	20,528
	Red Rock Resorts Inc. Class A	860,647	20,268
*	Shutterfly Inc.	407,549	19,359
*	Etsy Inc.	1,272,675	19,090
^	Lions Gate Entertainment Corp. Class A	669,538	18,894

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	ILG Inc.	673,824	18,523
*	Scientific Games Corp. Class A	681,538	17,788
	Morningstar Inc.	218,217	17,095
*	Trade Desk Inc. Class A	340,868	17,081
*	TrueCar Inc.	826,431	16,471
	Monro Muffler Brake Inc.	393,086	16,411
*	Belmond Ltd. Class A	1,103,170	14,672
	AMC Entertainment Holdings Inc. Class A	630,220	14,338
*	Pinnacle Entertainment Inc.	691,790	13,670
	Sonic Corp.	512,304	13,571
*	Caesars Acquisition Co. Class A	705,917	13,448
	Boyd Gaming Corp.	503,570	12,494
*,^	Liberty Media Corp-Liberty Formula One Class A	309,170	10,830
^	Wingstop Inc.	349,770	10,808
*	Quotient Technology Inc.	918,864	10,567
	ClubCorp Holdings Inc.	804,233	10,535
*	BJ's Restaurants Inc.	259,817	9,678
^	World Wrestling Entertainment Inc. Class A	446,098	9,087
*,^	Lumber Liquidators Holdings Inc.	360,738	9,040
	Tile Shop Holdings Inc.	433,426	8,950
*	Diplomat Pharmacy Inc.	597,797	8,847
*,^	Shake Shack Inc. Class A	245,531	8,564
*	EW Scripps Co. Class A	368,178	6,557
*	Angie's List Inc.	503,133	6,435
*	Fiesta Restaurant Group Inc.	292,274	6,035
*	Francesca's Holdings Corp.	465,891	5,097
*	Liberty TripAdvisor Holdings Inc. Class A	435,081	5,047
	Emerald Expositions Events Inc.	229,458	5,025
*	Caesars Entertainment Corp.	384,942	4,619
	New Media Investment Group Inc.	326,024	4,395
*	Clean Energy Fuels Corp.	1,721,358	4,372
*,^	Habit Restaurants Inc. Class A	255,306	4,034
*	El Pollo Loco Holdings Inc.	274,280	3,799
*	Bojangles' Inc.	210,838	3,426
	National CineMedia Inc.	400,071	2,969
*	Potbelly Corp.	151,207	1,739
*	Global Eagle Entertainment Inc.	325,314	1,158
*	Blue Apron Holdings Inc. Class A	75,184	702
*	Cabela's Inc.	68	4
*	Sally Beauty Holdings Inc.	177	4
*	Urban Outfitters Inc.	101	2
*	Hibbett Sports Inc.	27	1
*	Ascena Retail Group Inc.	229	—
			2,527,362
Financials (20.6%)
	CBOE Holdings Inc.	1,425,929	130,330
*	Signature Bank	660,281	94,770
	Kilroy Realty Corp.	1,250,831	94,000
	Colony NorthStar Inc. Class A	6,657,309	93,801
	Gaming and Leisure Properties Inc.	2,435,915	91,761
	MarketAxess Holdings Inc.	453,749	91,249
	Equity LifeStyle Properties Inc.	1,049,965	90,654
	American Campus Communities Inc.	1,706,371	80,711
	Sun Communities Inc.	897,049	78,662
	Lamar Advertising Co. Class A	1,062,646	78,179
	Healthcare Trust of America Inc. Class A	2,435,192	75,759
	Bank of the Ozarks	1,549,994	72,648
	Douglas Emmett Inc.	1,869,058	71,417
	Hudson Pacific Properties Inc.	1,986,097	67,905
*	Zillow Group Inc.	1,331,012	65,233
	American Homes 4 Rent Class A	2,793,935	63,059
	DCT Industrial Trust Inc.	1,170,537	62,553
	Medical Properties Trust Inc.	4,632,764	59,624
*	Western Alliance Bancorp	1,207,735	59,421

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	CyrusOne Inc.	1,060,796	59,139
*	SVB Financial Group	334,097	58,731
	Pinnacle Financial Partners Inc.	933,390	58,617
	Gramercy Property Trust	1,932,981	57,429
*	Howard Hughes Corp.	461,915	56,742
	CubeSmart	2,293,298	55,131
	Colony Starwood Homes	1,588,871	54,514
	Uniti Group Inc.	2,120,759	53,316
*	Liberty Ventures Class A	981,855	51,341
	Healthcare Realty Trust Inc.	1,482,954	50,643
	STORE Capital Corp.	2,177,924	48,894
*	Texas Capital Bancshares Inc.	630,926	48,834
	Cousins Properties Inc.	5,331,868	46,867
	Spirit Realty Capital Inc.	6,160,676	45,651
	Physicians Realty Trust	2,260,167	45,520
	CoreSite Realty Corp.	435,266	45,063
	Investors Bancorp Inc.	3,358,171	44,865
	WP Carey Inc.	677,965	44,752
	Corporate Office Properties Trust	1,265,682	44,337
	Life Storage Inc.	591,867	43,857
^	Omega Healthcare Investors Inc.	1,252,653	41,363
	Home BancShares Inc.	1,642,607	40,901
	Paramount Group Inc.	2,503,769	40,060
*,^	Credit Acceptance Corp.	147,868	38,023
	Education Realty Trust Inc.	931,736	36,105
	DDR Corp.	3,965,218	35,965
	PacWest Bancorp	761,646	35,569
	Ryman Hospitality Properties Inc.	553,405	35,423
	Forest City Realty Trust Inc. Class A	1,461,561	35,326
*	Essent Group Ltd.	949,450	35,263
	FirstCash Inc.	583,120	33,996
*	Zillow Group Inc. Class A	660,988	32,283
	PS Business Parks Inc.	241,853	32,019
*	Blackhawk Network Holdings Inc.	716,473	31,238
	STAG Industrial Inc.	1,127,598	31,122
*	HealthEquity Inc.	609,017	30,347
	Evercore Partners Inc. Class A	417,222	29,414
	Urban Edge Properties	1,229,819	29,184
^	Pebblebrook Hotel Trust	883,858	28,496
^	Financial Engines Inc.	759,112	27,783
	QTS Realty Trust Inc. Class A	517,578	27,085
	Retail Opportunity Investments Corp.	1,394,508	26,761
*	Eagle Bancorp Inc.	411,839	26,069
*	LendingClub Corp.	4,620,973	25,462
	Hilltop Holdings Inc.	939,095	24,614
*	FCB Financial Holdings Inc. Class A	514,542	24,569
	Alexander & Baldwin Inc.	593,288	24,550
	Park Hotels & Resorts Inc.	887,050	23,915
	Kennedy-Wilson Holdings Inc.	1,234,048	23,509
	Towne Bank	710,989	21,898
	ServisFirst Bancshares Inc.	570,609	21,050
	LegacyTexas Financial Group Inc.	548,382	20,910
	Kite Realty Group Trust	1,062,095	20,105
	Sterling Bancorp	826,666	19,220
	Simmons First National Corp. Class A	358,988	18,990
*,^	BofI Holding Inc.	724,949	17,196
	CareTrust REIT Inc.	922,050	17,095
	HFF Inc. Class A	467,208	16,245
	Tanger Factory Outlet Centers Inc.	613,024	15,926
	WisdomTree Investments Inc.	1,475,663	15,007
	Kearny Financial Corp.	988,125	14,674
*	Black Knight Financial Services Inc. Class A	356,026	14,579
	Capital Bank Financial Corp.	355,109	13,530
	Moelis & Co. Class A	339,161	13,176

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Parkway Inc.	539,469	12,348
	FelCor Lodging Trust Inc.	1,697,107	12,236
	Rexford Industrial Realty Inc.	423,786	11,629
*	St. Joe Co.	594,478	11,146
	TFS Financial Corp.	718,619	11,117
	Alexander's Inc.	26,361	11,110
	Ameris Bancorp	224,196	10,806
	Cohen & Steers Inc.	266,348	10,798
	National Bank Holdings Corp. Class A	322,760	10,687
	New Senior Investment Group Inc.	1,061,937	10,672
*	Third Point Reinsurance Ltd.	756,357	10,513
	American Assets Trust Inc.	254,110	10,009
	InfraREIT Inc.	500,782	9,590
	Sabra Health Care REIT Inc.	394,834	9,515
*	LendingTree Inc.	49,325	8,494
	Altisource Residential Corp.	592,470	7,667
	Urstadt Biddle Properties Inc. Class A	385,684	7,637
	NRG Yield Inc.	401,721	7,070
	Ramco-Gershenson Properties Trust	504,183	6,504
*	Marcus & Millichap Inc.	217,821	5,742
	Northfield Bancorp Inc.	262,849	4,508
*	PennyMac Financial Services Inc. Class A	265,692	4,437
	Investment Technology Group Inc.	200,046	4,249
	RMR Group Inc. Class A	86,409	4,204
	Houlihan Lokey Inc. Class A	119,062	4,155
	NRG Yield Inc. Class A	219,715	3,748
	NewStar Financial Inc.	320,853	3,369
*	Tejon Ranch Co.	92,680	1,913
*	Ocwen Financial Corp.	554,170	1,491
	Hamilton Lane Inc. Class A	59,885	1,317
*	On Deck Capital Inc.	253,296	1,180
	Urstadt Biddle Properties Inc.	30,767	531
	Associated Capital Group Inc. Class A	3,662	124
	Outfront Media Inc.	171	4
	Acadia Realty Trust	100	3
	Monogram Residential Trust Inc.	207	2
*	OneMain Holdings Inc. Class A	67	2
	Greenhill & Co. Inc.	29	1
	KKR Real Estate Finance Trust Inc.	13	—
			3,932,522
Health Care (15.3%)
*	Exelixis Inc.	3,715,992	91,525
	West Pharmaceutical Services Inc.	936,138	88,484
*	Alnylam Pharmaceuticals Inc.	1,044,520	83,311
*	Bioverativ Inc.	1,376,548	82,827
*	DexCom Inc.	1,098,898	80,384
*,^	Ionis Pharmaceuticals Inc.	1,576,747	80,209
*	ABIOMED Inc.	526,460	75,442
*	MEDNAX Inc.	1,183,869	71,470
*	Align Technology Inc.	460,094	69,069
*	Bio-Rad Laboratories Inc. Class A	264,951	59,961
*	Bluebird Bio Inc.	569,500	59,826
*	PAREXEL International Corp.	646,088	56,151
	Bio-Techne Corp.	475,209	55,837
*	Masimo Corp.	589,560	53,756
*,^	Exact Sciences Corp.	1,504,359	53,209
*	Catalent Inc.	1,510,946	53,034
*	Neurocrine Biosciences Inc.	1,121,001	51,566
*,^	Acadia Healthcare Co. Inc.	1,006,003	49,676
*	NuVasive Inc.	644,889	49,605
	STERIS plc	540,589	44,058
	Healthcare Services Group Inc.	882,677	41,336
*	INC Research Holdings Inc. Class A	688,809	40,295
*	PRA Health Sciences Inc.	516,944	38,776

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Nektar Therapeutics Class A	1,975,299	38,617
	Bruker Corp.	1,323,499	38,170
*	Insulet Corp.	737,472	37,840
*	Akorn Inc.	1,110,120	37,233
	Cantel Medical Corp.	450,772	35,120
*	Puma Biotechnology Inc.	400,080	34,967
*,^	ACADIA Pharmaceuticals Inc.	1,243,194	34,673
*	Wright Medical Group NV	1,259,222	34,616
*	TESARO Inc.	240,043	33,572
*	ICU Medical Inc.	188,717	32,554
*	Ironwood Pharmaceuticals Inc. Class A	1,703,683	32,166
*	Neogen Corp.	460,177	31,803
*,^	Medicines Co.	825,362	31,372
*	Seattle Genetics Inc.	590,579	30,557
*	Ultragenyx Pharmaceutical Inc.	485,949	30,182
*,^	Penumbra Inc.	341,807	29,994
*,^	Ligand Pharmaceuticals Inc.	240,134	29,152
*	Globus Medical Inc.	871,707	28,897
*,^	OPKO Health Inc.	4,265,356	28,066
*	Agios Pharmaceuticals Inc.	520,705	26,790
*	Clovis Oncology Inc.	275,596	25,804
*,^	Intercept Pharmaceuticals Inc.	206,565	25,009
*	FibroGen Inc.	762,058	24,614
*	Horizon Pharma plc	2,067,736	24,544
*	Nevro Corp.	316,390	23,549
*	Pacira Pharmaceuticals Inc.	484,146	23,094
*,^	Radius Health Inc.	496,143	22,441
*,^	Sarepta Therapeutics Inc.	663,427	22,364
*	NxStage Medical Inc.	837,493	20,996
*	Integra LifeSciences Holdings Corp.	384,335	20,950
*	Portola Pharmaceuticals Inc.	362,252	20,348
*,^	Theravance Biopharma Inc.	508,302	20,251
*	Amedisys Inc.	321,445	20,190
*	HMS Holdings Corp.	1,075,826	19,903
*,^	Avexis Inc.	239,228	19,655
*,^	Halozyme Therapeutics Inc.	1,510,552	19,365
*	Spark Therapeutics Inc.	316,491	18,907
*	Tivity Health Inc.	448,404	17,869
*,^	Teladoc Inc.	484,516	16,813
*,^	Intrexon Corp.	688,641	16,589
*	Varex Imaging Corp.	483,076	16,328
*	Momenta Pharmaceuticals Inc.	895,840	15,140
*,^	Juno Therapeutics Inc.	505,567	15,111
*,^	Novocure Ltd.	840,227	14,536
	Abaxis Inc.	272,084	14,426
*	Emergent BioSolutions Inc.	416,559	14,126
*	Haemonetics Corp.	336,166	13,275
*	Supernus Pharmaceuticals Inc.	303,473	13,080
*	Innoviva Inc.	987,104	12,635
*	Glaukos Corp.	283,390	11,752
*	Acorda Therapeutics Inc.	596,118	11,744
	Analogic Corp.	160,828	11,684
*	Merit Medical Systems Inc.	301,137	11,488
	Luminex Corp.	505,920	10,685
*	Orthofix International NV	218,476	10,155
*	Inogen Inc.	104,610	9,982
*,^	Amicus Therapeutics Inc.	920,040	9,265
*	Quidel Corp.	340,058	9,229
*	Array BioPharma Inc.	1,098,499	9,194
*,^	Lexicon Pharmaceuticals Inc.	536,969	8,833
*	HealthStream Inc.	327,245	8,613
	Meridian Bioscience Inc.	544,343	8,573
*	Epizyme Inc.	525,675	7,938
*	Genomic Health Inc.	239,129	7,784

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Natus Medical Inc.	201,599	7,520
*,^	Keryx Biopharmaceuticals Inc.	1,034,656	7,481
*	Spectrum Pharmaceuticals Inc.	943,107	7,026
*	Insmed Inc.	400,988	6,881
*	Achillion Pharmaceuticals Inc.	1,494,447	6,860
*	Arena Pharmaceuticals Inc.	402,500	6,790
	Ensign Group Inc.	309,186	6,731
*	Acceleron Pharma Inc.	207,846	6,316
*,^	Alder Biopharmaceuticals Inc.	544,550	6,235
*	CorVel Corp.	122,911	5,832
*,^	Editas Medicine Inc.	341,901	5,737
*	Surgery Partners Inc.	250,176	5,691
*,^	TherapeuticsMD Inc.	1,034,108	5,450
*	Five Prime Therapeutics Inc.	173,585	5,227
*,^	ZIOPHARM Oncology Inc.	812,665	5,055
*,^	Endologix Inc.	1,014,071	4,928
*,^	Accuray Inc.	1,007,848	4,787
*,^	Insys Therapeutics Inc.	369,022	4,668
*,^	Aduro Biotech Inc.	399,825	4,558
*	Natera Inc.	403,282	4,380
*,^	Lannett Co. Inc.	201,074	4,102
*	AMAG Pharmaceuticals Inc.	222,640	4,097
*	Depomed Inc.	356,510	3,829
*	Medpace Holdings Inc.	103,926	3,014
*,^	Seres Therapeutics Inc.	257,673	2,912
*	Intellia Therapeutics Inc.	160,840	2,573
*,^	Novavax Inc.	1,796,039	2,065
	Merrimack Pharmaceuticals Inc.	799,475	991
*	Wright Medical Group Inc. CVR	165,303	251
*	American Renal Associates Holdings Inc.	13	—
*,^	ConforMIS Inc.	43	—
			2,926,966
Industrials (19.6%)
*	CoStar Group Inc.	416,775	109,862
	AO Smith Corp.	1,869,409	105,304
	Jack Henry & Associates Inc.	988,236	102,648
	Lennox International Inc.	515,966	94,752
*	Berry Global Group Inc.	1,648,099	93,958
*	XPO Logistics Inc.	1,421,671	91,883
	Toro Co.	1,300,721	90,127
	Cognex Corp.	1,047,608	88,942
	Old Dominion Freight Line Inc.	839,394	79,944
*	HD Supply Holdings Inc.	2,567,421	78,640
	Graco Inc.	707,035	77,265
	Nordson Corp.	622,515	75,523
*	Coherent Inc.	313,409	70,514
*	TransUnion	1,612,150	69,822
*	IPG Photonics Corp.	478,280	69,398
*	Zebra Technologies Corp.	671,551	67,504
	Packaging Corp. of America	599,520	66,780
	Hexcel Corp.	1,156,581	61,056
	National Instruments Corp.	1,484,479	59,706
	Watsco Inc.	386,923	59,663
	Universal Display Corp.	538,723	58,855
	Broadridge Financial Solutions Inc.	748,241	56,537
*	Euronet Worldwide Inc.	633,993	55,392
	Eagle Materials Inc.	585,399	54,103
*	WEX Inc.	518,635	54,078
	MAXIMUS Inc.	825,032	51,672
	Genpact Ltd.	1,717,351	47,794
	Littelfuse Inc.	288,855	47,661
	Woodward Inc.	701,951	47,438
	Air Lease Corp. Class A	1,247,468	46,605
*	Keysight Technologies Inc.	1,175,516	45,763

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Landstar System Inc.	533,678	45,683
	HEICO Corp. Class A	637,960	39,585
	John Bean Technologies Corp.	402,588	39,454
*	Summit Materials Inc. Class A	1,354,278	39,098
*	Clean Harbors Inc.	654,274	36,528
*,^	USG Corp.	1,204,401	34,952
*	On Assignment Inc.	638,903	34,597
	Knight Transportation Inc.	919,902	34,082
*	WageWorks Inc.	503,074	33,807
*	Itron Inc.	491,097	33,272
*	MACOM Technology Solutions Holdings Inc.	567,861	31,670
	FLIR Systems Inc.	867,037	30,051
*	RBC Bearings Inc.	289,568	29,466
*	Masonite International Corp.	379,347	28,641
*,^	Cimpress NV	296,764	28,053
*	Advisory Board Co.	519,228	26,740
*	Genesee & Wyoming Inc. Class A	390,965	26,738
*	Teledyne Technologies Inc.	201,761	25,755
*	Trex Co. Inc.	373,620	25,279
*	Rogers Corp.	230,434	25,030
*	TopBuild Corp.	470,658	24,978
*	II-VI Inc.	721,958	24,763
*	AMN Healthcare Services Inc.	608,670	23,769
	Mueller Water Products Inc. Class A	2,027,191	23,678
*	ExlService Holdings Inc.	406,555	22,596
	Simpson Manufacturing Co. Inc.	514,752	22,500
*	Louisiana-Pacific Corp.	919,764	22,175
	Apogee Enterprises Inc.	365,716	20,787
	Franklin Electric Co. Inc.	501,697	20,770
	Forward Air Corp.	383,940	20,456
*	Proto Labs Inc.	302,951	20,373
*,^	Ambarella Inc.	407,577	19,788
	Covanta Holding Corp.	1,498,392	19,779
	Albany International Corp.	367,321	19,615
	EnPro Industries Inc.	271,454	19,374
	Exponent Inc.	328,856	19,172
*	Cardtronics plc Class A	579,924	19,056
	HEICO Corp.	262,109	18,830
	AAON Inc.	501,285	18,472
	AZZ Inc.	330,855	18,462
	Methode Electronics Inc.	444,052	18,295
*	Imperva Inc.	382,212	18,289
*	JELD-WEN Holding Inc.	533,434	17,315
*	TriNet Group Inc.	522,837	17,118
*	OSI Systems Inc.	225,502	16,946
	Tennant Co.	227,811	16,812
*	Veeco Instruments Inc.	577,856	16,093
*,^	Evolent Health Inc. Class A	626,980	15,894
*,^	American Outdoor Brands Corp.	716,177	15,870
	Raven Industries Inc.	458,598	15,271
*	Paylocity Holding Corp.	327,294	14,787
	Cubic Corp.	310,117	14,358
	Badger Meter Inc.	351,432	14,005
*	DigitalGlobe Inc.	394,130	13,124
	Sun Hydraulics Corp.	295,454	12,607
*	Armstrong World Industries Inc.	270,234	12,431
	Heartland Express Inc.	591,092	12,307
	Primoris Services Corp.	490,200	12,226
	Schneider National Inc. Class B	536,507	12,002
	Lindsay Corp.	130,511	11,648
*	Continental Building Products Inc.	498,404	11,613
*	Advanced Disposal Services Inc.	504,744	11,473
	Mueller Industries Inc.	347,794	10,590
*	Gardner Denver Holdings Inc.	482,200	10,420

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Aerovironment Inc.	271,157	10,358
*,^	Inovalon Holdings Inc. Class A	763,457	10,039
	Advanced Drainage Systems Inc.	498,565	10,021
*	Builders FirstSource Inc.	617,432	9,459
	Quanex Building Products Corp.	443,532	9,381
	Comfort Systems USA Inc.	240,286	8,915
*	Team Inc.	362,167	8,493
	Insperity Inc.	116,108	8,244
*,^	Axon Enterprise Inc.	323,404	8,130
*	FARO Technologies Inc.	214,539	8,110
*	Thermon Group Holdings Inc.	417,196	7,998
*	Hub Group Inc. Class A	202,049	7,749
*	Air Transport Services Group Inc.	338,225	7,367
*	InnerWorkings Inc.	599,799	6,958
	REV Group Inc.	205,410	5,686
	Gorman-Rupp Co.	217,650	5,544
	Griffon Corp.	227,732	4,999
*	Mistras Group Inc.	223,574	4,912
*	Ply Gem Holdings Inc.	266,469	4,783
*	Bazaarvoice Inc.	965,124	4,777
*	Floor & Decor Holdings Inc. Class A	89,438	3,511
*	Astronics Corp.	96,358	2,936
*	Armstrong Flooring Inc.	141,723	2,547
*	Astronics Corp. Class B	33,227	1,016
	Mobile Mini Inc.	55	2
			3,750,492
Oil & Gas (4.3%)
*	Diamondback Energy Inc.	1,248,890	110,914
*	Parsley Energy Inc. Class A	2,980,237	82,702
*	Newfield Exploration Co.	2,535,249	72,153
*	Rice Energy Inc.	2,088,041	55,605
	Patterson-UTI Energy Inc.	2,698,009	54,473
*	RSP Permian Inc.	1,614,888	52,112
*	Southwestern Energy Co.	6,460,716	39,281
*	PDC Energy Inc.	836,961	36,081
*	Gulfport Energy Corp.	2,091,284	30,846
	Core Laboratories NV	280,691	28,426
*,^	Ultra Petroleum Corp.	2,504,446	27,173
*	Callon Petroleum Co.	2,555,135	27,110
	SM Energy Co.	1,413,884	23,372
*,^	Matador Resources Co.	1,082,192	23,126
	Pattern Energy Group Inc. Class A	890,724	21,235
*	Laredo Petroleum Inc.	2,002,907	21,071
*	Extraction Oil & Gas Inc.	1,419,335	19,090
*	Carrizo Oil & Gas Inc.	984,055	17,142
^	RPC Inc.	830,228	16,779
*	Energen Corp.	308,721	15,242
*,^	Centennial Resource Development Inc. Class A	526,323	8,326
*	Newpark Resources Inc.	1,072,666	7,884
*	SEACOR Holdings Inc.	201,484	6,911
*,^	Keane Group Inc.	400,453	6,407
*,^	Jagged Peak Energy Inc.	412,862	5,512
*	SEACOR Marine Holdings Inc.	202,563	4,124
*,^	Sanchez Energy Corp.	444,579	3,192
*,^	Flotek Industries Inc.	345,690	3,091
*,^	Tellurian Inc.	307,261	3,082
*,^	WildHorse Resource Development Corp.	238,252	2,947
*	Eclipse Resources Corp.	501,322	1,434
*,^	Cobalt International Energy Inc.	214,321	529
*	Bill Barrett Corp.	89	—
			827,372
Other (0.0%)[2]
*	Dyax Corp. CVR Exp. 12/31/2019	1,798,309	3,597
*	Media General Inc. CVR	1,362,047	405

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Clinical Data CVR	132,154	—
			4,002
Technology (16.4%)
*	Cadence Design Systems Inc.	3,558,277	119,167
*	IAC/InterActiveCorp	927,763	95,782
	SS&C Technologies Holdings Inc.	2,206,890	84,767
*	PTC Inc.	1,470,270	81,041
*	Tyler Technologies Inc.	448,418	78,774
*	Ultimate Software Group Inc.	359,281	75,471
*	Veeva Systems Inc. Class A	1,230,407	75,436
*	athenahealth Inc.	506,996	71,258
*	Fortinet Inc.	1,901,449	71,190
*	Square Inc.	2,780,370	65,227
*	Guidewire Software Inc.	941,165	64,667
*	Medidata Solutions Inc.	705,681	55,184
	Fair Isaac Corp.	394,139	54,947
*	EPAM Systems Inc.	626,835	52,711
	Blackbaud Inc.	611,399	52,427
*	Aspen Technology Inc.	948,192	52,397
*	Cirrus Logic Inc.	813,228	51,006
*	Cavium Inc.	820,807	50,997
	j2 Global Inc.	582,742	49,586
*	Tableau Software Inc. Class A	763,226	46,763
	MKS Instruments Inc.	688,705	46,350
*	ViaSat Inc.	696,366	46,099
*	Proofpoint Inc.	528,693	45,906
	Monolithic Power Systems Inc.	472,732	45,571
*	Ellie Mae Inc.	412,013	45,284
*	Ciena Corp.	1,798,742	45,005
*	Arista Networks Inc.	297,938	44,628
*	GoDaddy Inc. Class A	1,001,931	42,502
*	Manhattan Associates Inc.	883,959	42,483
*	Lumentum Holdings Inc.	739,407	42,183
*	Integrated Device Technology Inc.	1,608,415	41,481
*,^	Paycom Software Inc.	605,186	41,401
*	Entegris Inc.	1,803,422	39,585
*	NetScout Systems Inc.	1,110,027	38,185
*	Finisar Corp.	1,418,080	36,842
*	Silicon Laboratories Inc.	538,357	36,797
	InterDigital Inc.	441,573	34,134
*	Dycom Industries Inc.	379,328	33,957
*	ACI Worldwide Inc.	1,500,149	33,558
*	Zendesk Inc.	1,194,781	33,191
*	Advanced Energy Industries Inc.	505,456	32,698
*,^	FireEye Inc.	2,040,151	31,031
*	Allscripts Healthcare Solutions Inc.	2,306,084	29,426
*	CommVault Systems Inc.	514,099	29,021
*	Electronics For Imaging Inc.	590,505	27,978
*	HubSpot Inc.	418,039	27,486
*,^	2U Inc.	574,019	26,933
*	RealPage Inc.	735,560	26,443
	Power Integrations Inc.	358,483	26,133
*	RingCentral Inc. Class A	712,579	26,045
*,^	3D Systems Corp.	1,383,532	25,872
	Pegasystems Inc.	441,104	25,738
*	Mercury Systems Inc.	579,257	24,381
*	Cornerstone OnDemand Inc.	654,607	23,402
*	MicroStrategy Inc. Class A	119,459	22,897
*,^	Synaptics Inc.	435,945	22,543
	Plantronics Inc.	424,867	22,225
*,^	Twilio Inc. Class A	745,264	21,695
*	Envestnet Inc.	528,493	20,928
*	MaxLinear Inc.	748,718	20,882
	Cogent Communications Holdings Inc.	520,304	20,864

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	New Relic Inc.	476,045	20,475
*	Infinera Corp.	1,862,350	19,871
	Xperi Corp.	629,664	18,764
*	Box Inc.	941,261	17,169
*	BroadSoft Inc.	390,205	16,798
*	Gigamon Inc.	421,923	16,603
*,^	Inphi Corp.	483,408	16,581
*	Rambus Inc.	1,436,222	16,416
*,^	Ubiquiti Networks Inc.	305,934	15,899
	NIC Inc.	799,387	15,148
*,^	Pure Storage Inc. Class A	1,123,479	14,392
*	Bottomline Technologies de Inc.	488,932	12,561
*	CEVA Inc.	274,458	12,474
*	Super Micro Computer Inc.	499,468	12,312
*	Diodes Inc.	461,067	11,079
*	Barracuda Networks Inc.	470,838	10,858
*	Lattice Semiconductor Corp.	1,490,471	9,927
	Monotype Imaging Holdings Inc.	537,116	9,829
*	Shutterstock Inc.	219,645	9,682
*	Cray Inc.	511,902	9,419
*,^	Acacia Communications Inc.	221,009	9,165
	Brooks Automation Inc.	420,332	9,117
*,^	Nutanix Inc.	438,007	8,826
*,^	Gogo Inc.	723,121	8,338
*	LivePerson Inc.	669,761	7,367
*,^	Benefitfocus Inc.	197,276	7,171
*	Blackline Inc.	199,617	7,134
*	Endurance International Group Holdings Inc.	824,046	6,881
*	Loral Space & Communications Inc.	165,414	6,873
	ADTRAN Inc.	312,254	6,448
*	CommerceHub Inc.	367,408	6,408
*	Hortonworks Inc.	488,021	6,286
*	FormFactor Inc.	454,385	5,634
*	Actua Corp.	384,451	5,402
*	Virtusa Corp.	173,089	5,089
*	Match Group Inc.	292,317	5,080
	Forrester Research Inc.	128,938	5,048
*	Calix Inc.	540,027	3,699
*	Rapid7 Inc.	216,949	3,651
*	Synchronoss Technologies Inc.	220,995	3,635
	Syntel Inc.	212,519	3,604
*	CommerceHub Inc. Class A	174,133	3,033
*	Castlight Health Inc. Class B	588,601	2,443
*	MobileIron Inc.	322,209	1,949
*	WideOpenWest Inc.	111,995	1,949
*	Harmonic Inc.	248,875	1,307
*,^	SecureWorks Corp. Class A	102,226	950
*,^	Appian Corp.	39,707	721
*	Okta Inc.	14	—
*	Cloudera Inc.	16	—
*	Yext Inc.	11	—
			3,128,026
Telecommunications (0.3%)
*,^	Globalstar Inc.	5,619,037	11,969
	Cincinnati Bell Inc.	543,026	10,616
	Windstream Holdings Inc.	2,420,937	9,393
	ATN International Inc.	135,400	9,267
	Shenandoah Telecommunications Co.	299,646	9,199
*	Straight Path Communications Inc. Class B	40,889	7,346
			57,790
Utilities (0.3%)
	Ormat Technologies Inc.	505,334	29,653
*	TerraForm Power Inc. Class A	588,297	7,059
*,^	Sunrun Inc.	933,401	6,646

35

	Vanguard® Small-Cap Growth Index Fund
	Schedule of Investments
	June 30, 2017

					Market
					Value
				Shares	($000)
*	Dynegy Inc.			709,505	5,868
*,^	Vivint Solar Inc.			286,815	1,678
					50,904
	Total Common Stocks (Cost $14,458,677)				19,056,079

		Coupon
	Temporary Cash Investments (2.2%)[1]
	Money Market Fund (2.1%)
3,4	Vanguard Market Liquidity Fund	1.181%		4,052,800	405,361

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.982%	9/7/17	400	399
5	United States Treasury Bill	0.923%-0.994%	9/21/17	6,000	5,987
					6,386
	Total Temporary Cash Investments (Cost $411,690)				411,747
	Total Investments (101.9%) (Cost $14,870,367)				19,467,826
	Other Assets and Liabilities—Net (-1.9%)[4]				(361,576)
	Net Assets (100%)				19,106,250

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $338,555,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $355,741,000 of collateral received for securities on loan.
5 Securities with a value of $2,594,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

36

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.6%)[1]
Basic Materials (6.1%)
	Steel Dynamics Inc.	3,449,324	123,520
	RPM International Inc.	2,008,288	109,552
	Chemours Co.	2,770,155	105,044
	Huntsman Corp.	3,063,988	79,174
	Olin Corp.	2,491,486	75,442
	Ashland Global Holdings Inc.	930,079	61,302
	Scotts Miracle-Gro Co.	671,162	60,042
	United States Steel Corp.	2,623,564	58,086
	Sensient Technologies Corp.	665,004	53,553
	PolyOne Corp.	1,229,161	47,618
*	Alcoa Corp.	1,385,700	45,243
	Cabot Corp.	798,805	42,680
	HB Fuller Co.	760,528	38,871
*	CONSOL Energy Inc.	2,417,191	36,113
	Domtar Corp.	939,943	36,113
	Commercial Metals Co.	1,737,953	33,768
	Worthington Industries Inc.	669,273	33,611
^	Compass Minerals International Inc.	507,734	33,155
*	GCP Applied Technologies Inc.	1,019,375	31,091
*	AK Steel Holding Corp.	4,727,598	31,060
*,^	Cliffs Natural Resources Inc.	4,454,003	30,822
*,^	Peabody Energy Corp.	1,255,907	30,707
^	Allegheny Technologies Inc.	1,634,808	27,808
	Quaker Chemical Corp.	189,633	27,540
	Versum Materials Inc.	817,298	26,562
	Stepan Co.	303,849	26,477
	Carpenter Technology Corp.	702,550	26,296
	Innospec Inc.	362,216	23,743
*	Coeur Mining Inc.	2,728,434	23,410
^	Arch Coal Inc. Class A	319,988	21,855
	Kaiser Aluminum Corp.	245,430	21,726
*	Univar Inc.	738,034	21,551
	Minerals Technologies Inc.	264,030	19,327
*	Kraton Corp.	469,991	16,187
	Hecla Mining Co.	2,984,311	15,220
	A Schulman Inc.	423,427	13,550
	Tronox Ltd. Class A	891,685	13,482
	Innophos Holdings Inc.	294,187	12,897
	PH Glatfelter Co.	651,234	12,725
*	Ferro Corp.	632,300	11,565
*	Clearwater Paper Corp.	246,790	11,537
*	Century Aluminum Co.	725,992	11,311
*	Koppers Holdings Inc.	311,172	11,249
	Rayonier Advanced Materials Inc.	654,351	10,286
	Tredegar Corp.	469,355	7,158
	Haynes International Inc.	187,011	6,790
	Kronos Worldwide Inc.	346,730	6,317
*	SunCoke Energy Inc.	500,492	5,455
	FutureFuel Corp.	339,735	5,127
	Warrior Met Coal Inc.	239,918	4,110
*	Resolute Forest Products Inc.	902,012	3,969
			1,641,797
Consumer Goods (7.1%)
	Pinnacle Foods Inc.	1,784,292	105,987
	Leggett & Platt Inc.	1,989,283	104,497
	Thor Industries Inc.	751,465	78,543
	Valvoline Inc.	3,071,829	72,864
*,^	Herbalife Ltd.	980,827	69,962
	Goodyear Tire & Rubber Co.	1,890,907	66,106
*	Edgewell Personal Care Co.	862,488	65,566
	Ingredion Inc.	538,029	64,138

37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	US Foods Holding Corp.	2,168,907	59,038
*	Visteon Corp.	477,636	48,748
	Dana Inc.	2,173,305	48,530
	Nu Skin Enterprises Inc. Class A	754,566	47,417
	Tenneco Inc.	812,910	47,011
	Flowers Foods Inc.	2,673,771	46,283
	Energizer Holdings Inc.	929,793	44,649
^	Spectrum Brands Holdings Inc.	353,957	44,259
	Tupperware Brands Corp.	610,428	42,870
*	Darling Ingredients Inc.	2,478,084	39,005
	Wolverine World Wide Inc.	1,386,197	38,827
*	Helen of Troy Ltd.	407,304	38,327
	Snyder's-Lance Inc.	1,090,757	37,762
*	Deckers Outdoor Corp.	479,373	32,722
	Sanderson Farms Inc.	273,080	31,582
	KB Home	1,280,880	30,703
	Cooper Tire & Rubber Co.	795,124	28,704
	Herman Miller Inc.	898,100	27,302
*	Cooper-Standard Holdings Inc.	268,305	27,064
	HNI Corp.	664,918	26,510
	Fresh Del Monte Produce Inc.	499,324	25,421
*	Avon Products Inc.	6,610,509	25,120
*	Taylor Morrison Home Corp. Class A	1,034,636	24,842
	Universal Corp.	379,863	24,577
	La-Z-Boy Inc.	733,799	23,848
	Dean Foods Co.	1,366,026	23,222
	MDC Holdings Inc.	620,549	21,924
*	American Axle & Manufacturing Holdings Inc.	1,255,246	19,582
*	Vista Outdoor Inc.	858,633	19,328
*	ACCO Brands Corp.	1,562,803	18,207
	Lancaster Colony Corp.	144,696	17,743
	Seaboard Corp.	4,417	17,646
	Schweitzer-Mauduit International Inc.	461,090	17,166
*,^	Cal-Maine Foods Inc.	428,764	16,979
	Steelcase Inc. Class A	1,178,579	16,500
*	Central Garden & Pet Co. Class A	511,864	15,366
	Briggs & Stratton Corp.	610,574	14,715
*	G-III Apparel Group Ltd.	587,021	14,646
	Knoll Inc.	707,403	14,183
	Andersons Inc.	385,804	13,175
	Columbia Sportswear Co.	210,617	12,228
	Ethan Allen Interiors Inc.	376,745	12,169
*	Modine Manufacturing Co.	719,017	11,900
	Inter Parfums Inc.	259,830	9,523
	National Presto Industries Inc.	73,846	8,160
*	Crocs Inc.	1,052,384	8,114
^	Tootsie Roll Industries Inc.	231,075	8,053
	Superior Industries International Inc.	353,800	7,271
*,^	Fossil Group Inc.	615,907	6,375
	Movado Group Inc.	238,464	6,021
	Phibro Animal Health Corp. Class A	143,277	5,308
*	Central Garden & Pet Co.	158,264	5,031
*	Iconix Brand Group Inc.	725,202	5,011
*	Eastman Kodak Co.	539,804	4,912
	Titan International Inc.	379,229	4,555
*	Vera Bradley Inc.	149,260	1,460
			1,915,257
Consumer Services (10.6%)
*	JetBlue Airways Corp.	5,016,322	114,523
	Service Corp. International	2,686,028	89,848
	KAR Auction Services Inc.	2,062,704	86,572
	Cinemark Holdings Inc.	1,573,867	61,145
^	Cracker Barrel Old Country Store Inc.	361,168	60,405
	Dun & Bradstreet Corp.	554,306	59,948

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Williams-Sonoma Inc.	1,173,913	56,935
	Extended Stay America Inc.	2,761,657	53,466
*	Cabela's Inc.	828,959	49,257
	Cable One Inc.	68,833	48,933
	H&R Block Inc.	1,557,006	48,127
	Chemed Corp.	229,673	46,975
*	Rite Aid Corp.	15,830,373	46,700
	TEGNA Inc.	3,228,971	46,529
	Tribune Media Co. Class A	1,110,969	45,294
*	Beacon Roofing Supply Inc.	906,565	44,422
	Wendy's Co.	2,769,206	42,950
*	Sally Beauty Holdings Inc.	2,068,408	41,885
	Office Depot Inc.	7,384,257	41,647
	Aaron's Inc.	1,063,077	41,354
	Dolby Laboratories Inc. Class A	828,498	40,563
	Graham Holdings Co. Class B	66,165	39,676
*	ServiceMaster Global Holdings Inc.	1,008,429	39,520
*	Murphy USA Inc.	525,996	38,982
	Sinclair Broadcast Group Inc. Class A	1,158,679	38,121
	John Wiley & Sons Inc. Class A	688,941	36,342
	Meredith Corp.	591,963	35,192
	Regal Entertainment Group Class A	1,700,800	34,798
	New York Times Co. Class A	1,930,012	34,161
*	Performance Food Group Co.	1,245,612	34,130
	GameStop Corp. Class A	1,520,303	32,854
	Signet Jewelers Ltd.	514,683	32,549
	Big Lots Inc.	672,318	32,473
	AMERCO	88,320	32,330
*	Adtalem Global Education Inc.	846,448	32,123
	Lithia Motors Inc. Class A	339,171	31,960
*	Avis Budget Group Inc.	1,139,207	31,066
	Hillenbrand Inc.	850,991	30,721
*	Acxiom Corp.	1,119,587	29,087
	American Eagle Outfitters Inc.	2,393,635	28,843
	Bloomin' Brands Inc.	1,354,793	28,762
*	Cars.com Inc.	1,075,136	28,631
	Matthews International Corp. Class A	459,664	28,154
	Brinker International Inc.	734,916	28,000
*	United Natural Foods Inc.	760,080	27,895
*	Spirit Airlines Inc.	521,032	26,911
*	Penn National Gaming Inc.	1,232,155	26,368
	SkyWest Inc.	738,408	25,918
	Children's Place Inc.	250,478	25,574
	Penske Automotive Group Inc.	518,199	22,754
*	AutoNation Inc.	533,243	22,482
	ILG Inc.	797,356	21,919
	Core-Mark Holding Co. Inc.	661,871	21,881
	Bob Evans Farms Inc.	297,515	21,371
*	Urban Outfitters Inc.	1,137,573	21,091
*	MSG Networks Inc.	925,047	20,767
*,^	JC Penney Co. Inc.	4,411,358	20,513
	Group 1 Automotive Inc.	307,125	19,447
*	Houghton Mifflin Harcourt Co.	1,575,926	19,384
	Time Inc.	1,347,626	19,338
*	La Quinta Holdings Inc.	1,238,085	18,287
	Chico's FAS Inc.	1,853,191	17,457
	DSW Inc. Class A	978,934	17,327
*	Rush Enterprises Inc. Class A	465,564	17,310
	Caleres Inc.	615,634	17,102
	SeaWorld Entertainment Inc.	1,025,640	16,687
*	Asbury Automotive Group Inc.	285,683	16,155
*	Caesars Acquisition Co. Class A	835,666	15,919
	HSN Inc.	473,760	15,113
	Gannett Co. Inc.	1,713,592	14,943

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Strayer Education Inc.	160,014	14,917
	Boyd Gaming Corp.	597,375	14,821
*,^	Weight Watchers International Inc.	435,589	14,557
	Capella Education Co.	165,403	14,158
*	Herc Holdings Inc.	360,003	14,155
	Scholastic Corp.	323,848	14,117
	International Speedway Corp. Class A	362,013	13,594
*	SUPERVALU Inc.	4,043,607	13,303
^	Dillard's Inc. Class A	226,425	13,062
	Abercrombie & Fitch Co.	1,026,838	12,774
	DineEquity Inc.	258,270	11,377
	Guess? Inc.	876,603	11,203
*,^	Hertz Global Holdings Inc.	834,028	9,591
*	Genesco Inc.	282,316	9,571
*	K12 Inc.	515,574	9,239
	Rent-A-Center Inc.	755,643	8,856
*	Bankrate Inc.	669,176	8,599
*	Laureate Education Inc. Class A	473,699	8,304
^	GNC Holdings Inc. Class A	971,570	8,190
	Tailored Brands Inc.	733,367	8,184
	Buckle Inc.	438,209	7,800
*	Express Inc.	1,114,514	7,523
*	EW Scripps Co. Class A	421,229	7,502
	Finish Line Inc. Class A	512,836	7,267
	Sonic Automotive Inc. Class A	369,670	7,190
*,^	Party City Holdco Inc.	446,765	6,992
*	Biglari Holdings Inc.	17,473	6,985
	Weis Markets Inc.	140,727	6,856
	Barnes & Noble Inc.	872,225	6,629
*	Hibbett Sports Inc.	318,194	6,603
	Cato Corp. Class A	350,859	6,172
	Pier 1 Imports Inc.	1,163,001	6,036
*,^	Ascena Retail Group Inc.	2,769,836	5,955
*	Liberty TripAdvisor Holdings Inc. Class A	512,106	5,940
*	Barnes & Noble Education Inc.	535,327	5,691
*	American Public Education Inc.	236,913	5,603
*	Regis Corp.	537,010	5,515
*	Caesars Entertainment Corp.	454,657	5,456
	New Media Investment Group Inc.	393,312	5,302
^	Fred's Inc. Class A	550,307	5,079
*	FTD Cos. Inc.	252,091	5,042
*	Bridgepoint Education Inc.	284,833	4,204
*	Smart & Final Stores Inc.	395,726	3,601
*	Zumiez Inc.	288,319	3,561
	National CineMedia Inc.	470,842	3,494
	Speedway Motorsports Inc.	189,785	3,467
*	Rush Enterprises Inc. Class B	94,530	3,442
*,^	Lands' End Inc.	197,061	2,936
*,^	Sears Holdings Corp.	320,379	2,839
	Clear Channel Outdoor Holdings Inc. Class A	550,397	2,669
*	Vitamin Shoppe Inc.	178,179	2,076
*	Blue Apron Holdings Inc. Class A	37,133	347
			2,854,212
Financials (30.9%)
	East West Bancorp Inc.	2,171,895	127,230
	American Financial Group Inc.	1,054,180	104,754
	Apartment Investment & Management Co.	2,361,090	101,456
	Liberty Property Trust	2,213,877	90,127
	National Retail Properties Inc.	2,243,077	87,704
	Starwood Property Trust Inc.	3,914,363	87,643
	RenaissanceRe Holdings Ltd.	611,000	84,960
*	Janus Henderson Group plc	2,520,851	83,465
	Cullen/Frost Bankers Inc.	864,435	81,179
	EPR Properties	1,107,652	79,607

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Commerce Bancshares Inc.	1,373,606	78,062
	Highwoods Properties Inc.	1,534,673	77,823
	Eaton Vance Corp.	1,640,190	77,614
	Synovus Financial Corp.	1,745,741	77,232
	Brown & Brown Inc.	1,790,708	77,126
	Assured Guaranty Ltd.	1,829,526	76,364
	First American Financial Corp.	1,660,062	74,188
	Old Republic International Corp.	3,760,833	73,449
	Senior Housing Properties Trust	3,573,416	73,041
	Webster Financial Corp.	1,384,847	72,317
	New Residential Investment Corp.	4,615,721	71,821
	DuPont Fabros Technology Inc.	1,169,065	71,500
	Navient Corp.	4,279,606	71,255
	FNB Corp.	4,852,735	68,715
	Hospitality Properties Trust	2,343,778	68,321
	Realogy Holdings Corp.	2,103,894	68,271
	Allied World Assurance Co. Holdings AG	1,248,357	66,038
	Wintrust Financial Corp.	836,061	63,909
	Popular Inc.	1,531,855	63,894
	Prosperity Bancshares Inc.	991,595	63,700
	IBERIABANK Corp.	765,548	62,392
*	MGIC Investment Corp.	5,565,793	62,337
	Hancock Holding Co.	1,269,486	62,205
	First Horizon National Corp.	3,512,960	61,196
	Umpqua Holdings Corp.	3,310,515	60,781
	Apple Hospitality REIT Inc.	3,182,649	59,547
*	Equity Commonwealth	1,863,498	58,887
	Validus Holdings Ltd.	1,129,260	58,688
	United Bankshares Inc.	1,496,164	58,650
	Associated Banc-Corp	2,288,103	57,660
	Hanover Insurance Group Inc.	639,086	56,642
	Rayonier Inc.	1,935,190	55,675
	Weingarten Realty Investors	1,832,335	55,153
	GEO Group Inc.	1,864,649	55,138
	LPL Financial Holdings Inc.	1,289,415	54,749
	BankUnited Inc.	1,605,154	54,110
	CNO Financial Group Inc.	2,574,396	53,753
	Sunstone Hotel Investors Inc.	3,312,000	53,389
	Bank of Hawaii Corp.	641,896	53,258
	Radian Group Inc.	3,231,767	52,839
	WP Carey Inc.	800,441	52,837
	MB Financial Inc.	1,197,177	52,724
	Two Harbors Investment Corp.	5,241,669	51,945
	Primerica Inc.	683,822	51,800
	Chemical Financial Corp.	1,068,935	51,747
	Taubman Centers Inc.	866,598	51,606
	LaSalle Hotel Properties	1,701,222	50,696
	UMB Financial Corp.	674,439	50,489
	First Industrial Realty Trust Inc.	1,762,377	50,439
	Legg Mason Inc.	1,317,766	50,286
	MFA Financial Inc.	5,955,742	49,969
	Chimera Investment Corp.	2,680,380	49,935
	Fulton Financial Corp.	2,627,704	49,926
	CoreCivic Inc.	1,775,593	48,971
	Empire State Realty Trust Inc.	2,357,709	48,970
	Omega Healthcare Investors Inc.	1,478,943	48,835
	ProAssurance Corp.	802,322	48,781
	Outfront Media Inc.	2,083,780	48,177
	White Mountains Insurance Group Ltd.	54,979	47,756
	Erie Indemnity Co. Class A	381,528	47,718
*	SLM Corp.	4,064,768	46,745
	National Health Investors Inc.	585,391	46,363
	Brandywine Realty Trust	2,635,960	46,208
	Piedmont Office Realty Trust Inc. Class A	2,185,487	46,070

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Stifel Financial Corp.	978,035	44,970
	Aspen Insurance Holdings Ltd.	902,061	44,968
	Washington Federal Inc.	1,345,385	44,667
	Valley National Bancorp	3,771,788	44,545
	Selective Insurance Group Inc.	876,197	43,854
	Retail Properties of America Inc.	3,563,020	43,504
	Cathay General Bancorp	1,140,862	43,296
	Blackstone Mortgage Trust Inc. Class A	1,354,813	42,812
	BGC Partners Inc. Class A	3,386,533	42,806
	Assurant Inc.	412,151	42,736
	Glacier Bancorp Inc.	1,152,843	42,206
	PacWest Bancorp	901,830	42,115
	Forest City Realty Trust Inc. Class A	1,730,120	41,817
	First Financial Bankshares Inc.	945,479	41,790
	Columbia Property Trust Inc.	1,842,441	41,234
	EastGroup Properties Inc.	484,460	40,598
	First Midwest Bancorp Inc.	1,691,133	39,420
	Federated Investors Inc. Class B	1,381,071	39,015
	Community Bank System Inc.	692,149	38,601
	BancorpSouth Inc.	1,237,838	37,754
	TCF Financial Corp.	2,320,990	36,997
	Washington REIT	1,156,228	36,884
	Interactive Brokers Group Inc.	972,544	36,393
	Hope Bancorp Inc.	1,935,148	36,091
	Great Western Bancorp Inc.	881,911	35,991
	South State Corp.	418,391	35,856
	RLJ Lodging Trust	1,783,137	35,431
	American National Insurance Co.	303,764	35,385
	Acadia Realty Trust	1,271,874	35,358
	CVB Financial Corp.	1,570,482	35,226
	Old National Bancorp	2,032,824	35,066
	Columbia Banking System Inc.	875,667	34,895
	RLI Corp.	629,146	34,364
	First Citizens BancShares Inc. Class A	90,847	33,859
	Care Capital Properties Inc.	1,265,971	33,801
	American Equity Investment Life Holding Co.	1,265,908	33,268
	Mack-Cali Realty Corp.	1,214,032	32,949
	DiamondRock Hospitality Co.	3,005,563	32,911
*	HRG Group Inc.	1,806,284	31,989
	Trustmark Corp.	966,148	31,071
	Xenia Hotels & Resorts Inc.	1,603,366	31,057
	LTC Properties Inc.	594,167	30,534
	International Bancshares Corp.	843,204	29,554
	BOK Financial Corp.	343,937	28,935
	Park Hotels & Resorts Inc.	1,048,351	28,264
*	Genworth Financial Inc. Class A	7,494,728	28,255
	United Community Banks Inc.	1,012,899	28,159
	Invesco Mortgage Capital Inc.	1,676,205	28,009
	Potlatch Corp.	609,925	27,874
	Renasant Corp.	633,605	27,714
	Astoria Financial Corp.	1,375,377	27,714
	Lexington Realty Trust	2,709,464	26,851
	Banner Corp.	473,848	26,777
	Capitol Federal Financial Inc.	1,867,077	26,531
^	Government Properties Income Trust	1,444,783	26,454
	Argo Group International Holdings Ltd.	430,401	26,082
	Independent Bank Corp.	387,367	25,818
*	Quality Care Properties Inc.	1,406,668	25,756
*	PRA Group Inc.	663,140	25,133
	WesBanco Inc.	629,489	24,890
*	Enstar Group Ltd.	123,798	24,592
	First Financial Bancorp	885,773	24,536
*	Green Dot Corp. Class A	635,621	24,490
	Monogram Residential Trust Inc.	2,507,789	24,351

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	NBT Bancorp Inc.	651,671	24,079
	Kemper Corp.	615,865	23,772
	Washington Prime Group Inc.	2,787,794	23,334
	Horace Mann Educators Corp.	611,394	23,111
	Provident Financial Services Inc.	900,351	22,851
	Select Income REIT	940,492	22,600
^	Waddell & Reed Financial Inc. Class A	1,194,381	22,550
	Sterling Bancorp	968,709	22,522
	First Hawaiian Inc.	734,723	22,497
	Mercury General Corp.	415,494	22,437
	Global Net Lease Inc.	998,898	22,215
	New York REIT Inc.	2,524,922	21,815
^	CBL & Associates Properties Inc.	2,573,000	21,690
	Artisan Partners Asset Management Inc. Class A	703,498	21,597
	Northwest Bancshares Inc.	1,381,214	21,561
	Westamerica Bancorporation	375,026	21,016
	Chesapeake Lodging Trust	858,432	21,006
*	Santander Consumer USA Holdings Inc.	1,623,107	20,711
*	Walker & Dunlop Inc.	423,270	20,668
	Navigators Group Inc.	375,807	20,632
	Berkshire Hills Bancorp Inc.	577,901	20,313
	Park National Corp.	194,995	20,225
*	OneMain Holdings Inc. Class A	814,813	20,036
	Redwood Trust Inc.	1,157,609	19,726
	Employers Holdings Inc.	460,116	19,463
	CYS Investments Inc.	2,283,098	19,201
	Tanger Factory Outlet Centers Inc.	726,333	18,870
	First Commonwealth Financial Corp.	1,466,412	18,594
	Boston Private Financial Holdings Inc.	1,200,120	18,422
*	KCG Holdings Inc. Class A	916,119	18,267
	S&T Bancorp Inc.	498,323	17,870
*	MBIA Inc.	1,852,706	17,471
	PennyMac Mortgage Investment Trust	954,352	17,455
	Tompkins Financial Corp.	216,505	17,043
	Franklin Street Properties Corp.	1,536,434	17,024
	Brookline Bancorp Inc.	1,093,363	15,963
	AmTrust Financial Services Inc.	1,032,802	15,637
	ARMOUR Residential REIT Inc.	622,495	15,562
	Beneficial Bancorp Inc.	1,034,433	15,517
	Ladder Capital Corp. Class A	1,139,476	15,280
*	First BanCorp	2,634,463	15,254
	National General Holdings Corp.	720,453	15,202
	State Bank Financial Corp.	555,822	15,074
	Capstead Mortgage Corp.	1,444,180	15,063
*	FNFV Group	951,536	15,034
	First Interstate BancSystem Inc. Class A	401,395	14,932
	Safety Insurance Group Inc.	216,965	14,819
	Infinity Property & Casualty Corp.	157,601	14,814
	City Holding Co.	223,872	14,746
	Universal Health Realty Income Trust	183,804	14,620
	Apollo Commercial Real Estate Finance Inc.	781,749	14,501
*	Encore Capital Group Inc.	349,423	14,029
	Central Pacific Financial Corp.	437,734	13,775
	United Fire Group Inc.	302,738	13,339
	Nelnet Inc. Class A	278,403	13,088
	MTGE Investment Corp.	691,428	12,999
	Piper Jaffray Cos.	216,013	12,950
*	iStar Inc.	1,034,816	12,459
	Maiden Holdings Ltd.	1,111,389	12,336
	American Assets Trust Inc.	302,618	11,920
	BancFirst Corp.	120,116	11,603
	Investors Real Estate Trust	1,842,526	11,442
	Pennsylvania REIT	1,001,511	11,337
	Sabra Health Care REIT Inc.	469,980	11,327

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Summit Hotel Properties Inc.	599,599	11,183
	Virtus Investment Partners Inc.	100,171	11,114
	Hersha Hospitality Trust Class A	600,226	11,110
*	Forestar Group Inc.	633,261	10,860
	National Western Life Group Inc. Class A	33,810	10,806
	Getty Realty Corp.	418,313	10,500
	Saul Centers Inc.	178,440	10,346
	Oritani Financial Corp.	590,385	10,066
	First Potomac Realty Trust	885,873	9,842
*	Greenlight Capital Re Ltd. Class A	447,117	9,345
*	Flagstar Bancorp Inc.	302,748	9,331
	FBL Financial Group Inc. Class A	150,362	9,247
	Dime Community Bancshares Inc.	450,183	8,824
	Anworth Mortgage Asset Corp.	1,429,993	8,594
	NRG Yield Inc.	472,815	8,322
	Ashford Hospitality Trust Inc.	1,311,380	7,973
*	Nationstar Mortgage Holdings Inc.	438,608	7,847
	Ramco-Gershenson Properties Trust	593,460	7,656
	AG Mortgage Investment Trust Inc.	414,288	7,581
	Greenhill & Co. Inc.	353,988	7,115
^	Virtu Financial Inc. Class A	397,585	7,017
*	MoneyGram International Inc.	403,994	6,969
	OFG Bancorp	657,082	6,571
^	Seritage Growth Properties Class A	146,474	6,145
	State Auto Financial Corp.	225,836	5,811
	OneBeacon Insurance Group Ltd. Class A	315,915	5,759
*	Ambac Financial Group Inc.	316,778	5,496
	Fidelity & Guaranty Life	176,387	5,477
	Northfield Bancorp Inc.	316,623	5,430
	Investment Technology Group Inc.	235,326	4,998
*	World Acceptance Corp.	65,612	4,915
	Houlihan Lokey Inc. Class A	140,039	4,887
	NRG Yield Inc. Class A	258,686	4,413
*,^	Altisource Portfolio Solutions SA	169,508	3,699
	KKR Real Estate Finance Trust Inc.	156,124	3,357
*	EZCORP Inc. Class A	378,979	2,918
	Associated Capital Group Inc. Class A	75,330	2,561
	Canadian Imperial Bank of Commerce	30,387	2,466
	Ashford Hospitality Prime Inc.	226,743	2,333
*	Tejon Ranch Co.	106,000	2,188
	GAMCO Investors Inc. Class A	72,090	2,134
*	Ocwen Financial Corp.	652,264	1,755
			8,295,857
Health Care (6.2%)
	Teleflex Inc.	676,077	140,462
*	WellCare Health Plans Inc.	668,918	120,111
*	United Therapeutics Corp.	677,765	87,926
	Hill-Rom Holdings Inc.	989,314	78,759
*,^	Kite Pharma Inc.	721,861	74,835
*	Charles River Laboratories International Inc.	715,526	72,376
*	Alere Inc.	1,306,728	65,585
	HealthSouth Corp.	1,278,093	61,860
	Patterson Cos. Inc.	1,240,203	58,228
*	Envision Healthcare Corp.	882,920	55,333
	STERIS plc	638,217	52,015
*	Molina Healthcare Inc.	642,876	44,474
*	VWR Corp.	1,287,671	42,506
*	Prestige Brands Holdings Inc.	796,591	42,068
*	Brookdale Senior Living Inc.	2,801,102	41,204
*	LifePoint Health Inc.	607,416	40,788
*	Sage Therapeutics Inc.	505,752	40,278
*	Endo International plc	3,024,534	33,784
*	Mallinckrodt plc	746,352	33,444
*	Clovis Oncology Inc.	325,462	30,473

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Owens & Minor Inc.	919,029	29,584
*	Halyard Health Inc.	701,476	27,554
*,^	Myriad Genetics Inc.	1,023,680	26,452
*	Magellan Health Inc.	356,262	25,972
*	Integra LifeSciences Holdings Corp.	454,505	24,775
*	Select Medical Holdings Corp.	1,595,895	24,497
*	Portola Pharmaceuticals Inc.	428,496	24,069
*,^	Tenet Healthcare Corp.	1,209,302	23,388
	CONMED Corp.	376,402	19,174
*,^	Juno Therapeutics Inc.	599,242	17,911
*	Impax Laboratories Inc.	1,109,562	17,864
*	Community Health Systems Inc.	1,642,605	16,360
*	LHC Group Inc.	234,219	15,901
*	Haemonetics Corp.	395,399	15,614
*	Global Blood Therapeutics Inc.	558,943	15,287
*,^	Synergy Pharmaceuticals Inc.	3,222,768	14,341
	Kindred Healthcare Inc.	1,227,638	14,302
*	Aerie Pharmaceuticals Inc.	260,759	13,703
*	Merit Medical Systems Inc.	357,888	13,653
*,^	Aimmune Therapeutics Inc.	495,521	10,188
	National HealthCare Corp.	140,340	9,843
	Ensign Group Inc.	360,097	7,839
	Invacare Corp.	485,019	6,402
*	Intra-Cellular Therapies Inc. Class A	500,574	6,217
*	PDL BioPharma Inc.	2,407,160	5,946
*	PTC Therapeutics Inc.	293,008	5,371
*	Lannett Co. Inc.	236,679	4,828
*	AMAG Pharmaceuticals Inc.	262,112	4,823
*,^	Celldex Therapeutics Inc.	1,803,351	4,454
*,^	American Renal Associates Holdings Inc.	163,088	3,025
*,^	NantKwest Inc.	184,156	1,398
*	Wright Medical Group Inc. CVR	71,097	108
			1,667,352
Industrials (20.1%)
	IDEX Corp.	1,147,141	129,638
	Allegion plc	1,432,540	116,208
	PerkinElmer Inc.	1,654,377	112,729
	Spirit AeroSystems Holdings Inc. Class A	1,813,702	105,086
	Carlisle Cos. Inc.	971,580	92,689
	Donaldson Co. Inc.	1,986,754	90,477
	Orbital ATK Inc.	868,243	85,400
	Lincoln Electric Holdings Inc.	889,426	81,907
	AptarGroup Inc.	937,639	81,443
	Packaging Corp. of America	707,431	78,801
	Oshkosh Corp.	1,123,390	77,379
	MDU Resources Group Inc.	2,937,873	76,972
	Sonoco Products Co.	1,492,669	76,753
*	AECOM	2,338,904	75,617
*	Quanta Services Inc.	2,224,554	73,232
	Jabil Inc.	2,464,005	71,924
	BWX Technologies Inc.	1,413,319	68,899
	Booz Allen Hamilton Holding Corp. Class A	2,110,572	68,678
	AGCO Corp.	1,014,907	68,395
	Broadridge Financial Solutions Inc.	882,972	66,717
	Huntington Ingalls Industries Inc.	345,684	64,353
	Graphic Packaging Holding Co.	4,664,510	64,277
	Trinity Industries Inc.	2,285,633	64,066
	Bemis Co. Inc.	1,381,115	63,877
	Crane Co.	759,772	60,311
*	Owens-Illinois Inc.	2,443,809	58,456
	MSC Industrial Direct Co. Inc. Class A	677,303	58,221
	EMCOR Group Inc.	889,782	58,174
	Ryder System Inc.	804,690	57,922
*	CoreLogic Inc.	1,271,523	55,159

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Curtiss-Wright Corp.	598,247	54,907
	Regal Beloit Corp.	673,234	54,902
*	Kirby Corp.	811,597	54,255
*	Keysight Technologies Inc.	1,387,512	54,016
	ITT Inc.	1,332,916	53,557
	Valmont Industries Inc.	339,614	50,806
	Deluxe Corp.	729,052	50,465
	Terex Corp.	1,320,530	49,520
	Timken Co.	1,055,313	48,808
	Brink's Co.	719,706	48,220
	Belden Inc.	635,417	47,930
*	Conduent Inc.	2,989,220	47,648
*	Colfax Corp.	1,202,067	47,325
	EnerSys	652,847	47,299
	Kennametal Inc.	1,211,271	45,326
*	MasTec Inc.	995,053	44,927
	Barnes Group Inc.	767,513	44,923
*	Sanmina Corp.	1,136,210	43,290
*	Esterline Technologies Corp.	448,008	42,471
*	WESCO International Inc.	734,007	42,059
	MSA Safety Inc.	512,182	41,574
	World Fuel Services Corp.	1,039,578	39,972
	Tetra Tech Inc.	860,278	39,358
*	KLX Inc.	778,720	38,936
	GATX Corp.	588,760	37,840
	Avnet Inc.	938,176	36,476
*	Moog Inc. Class A	484,570	34,753
	ABM Industries Inc.	835,701	34,698
	Applied Industrial Technologies Inc.	585,955	34,601
*	Rexnord Corp.	1,478,047	34,365
	Silgan Holdings Inc.	1,075,826	34,190
*	Generac Holdings Inc.	943,129	34,075
	Convergys Corp.	1,412,851	33,598
	Vishay Intertechnology Inc.	2,012,122	33,401
*	Anixter International Inc.	424,008	33,157
	KBR Inc.	2,149,116	32,710
	UniFirst Corp.	232,076	32,653
*	Genesee & Wyoming Inc. Class A	462,255	31,614
*	Swift Transportation Co.	1,191,621	31,578
*	Teledyne Technologies Inc.	238,284	30,417
^	Chicago Bridge & Iron Co. NV	1,516,771	29,926
	Granite Construction Inc.	598,027	28,849
*	NeuStar Inc. Class A	837,788	27,940
	Korn/Ferry International	772,821	26,686
*	Plexus Corp.	506,349	26,619
	Watts Water Technologies Inc. Class A	418,881	26,473
*	Louisiana-Pacific Corp.	1,087,238	26,213
	Universal Forest Products Inc.	292,985	25,581
*	Benchmark Electronics Inc.	747,392	24,141
*	TTM Technologies Inc.	1,376,236	23,891
	Greif Inc. Class A	423,047	23,598
	Otter Tail Corp.	595,577	23,585
	Brady Corp. Class A	679,673	23,041
*	Knowles Corp.	1,341,468	22,698
	Triton International Ltd.	672,233	22,479
	Triumph Group Inc.	708,458	22,387
*	SPX FLOW Inc.	603,881	22,271
*	Meritor Inc.	1,332,362	22,131
	ESCO Technologies Inc.	368,015	21,952
*	FTI Consulting Inc.	621,608	21,731
	Actuant Corp. Class A	852,971	20,983
	Kaman Corp.	409,109	20,402
*	Integer Holdings Corp.	470,048	20,330
	Mobile Mini Inc.	664,585	19,838

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Atlas Air Worldwide Holdings Inc.	380,382	19,837
	Matson Inc.	647,488	19,451
*	Harsco Corp.	1,207,302	19,438
*	Navistar International Corp.	738,433	19,369
*	Sykes Enterprises Inc.	574,395	19,259
	Werner Enterprises Inc.	652,212	19,142
	Wabash National Corp.	860,182	18,907
	Greenbrier Cos. Inc.	405,996	18,777
	Aircastle Ltd.	828,446	18,019
*	Boise Cascade Co.	580,500	17,647
	Standex International Corp.	191,198	17,342
	Astec Industries Inc.	312,168	17,328
*	Tutor Perini Corp.	598,628	17,211
	AAR Corp.	489,776	17,025
*	TrueBlue Inc.	640,496	16,973
	Altra Industrial Motion Corp.	418,623	16,661
	ManTech International Corp.Class A	384,598	15,915
^	Sturm Ruger & Co. Inc.	252,903	15,718
*	DigitalGlobe Inc.	467,649	15,573
*	Cotiviti Holdings Inc.	415,214	15,421
*	SPX Corp.	607,163	15,276
	EVERTEC Inc.	873,626	15,114
*	Armstrong World Industries Inc.	322,510	14,835
	CIRCOR International Inc.	248,101	14,732
*	Huron Consulting Group Inc.	331,997	14,342
*	TriMas Corp.	686,353	14,310
*	Navigant Consulting Inc.	712,927	14,087
	RR Donnelley & Sons Co.	1,056,977	13,255
	MTS Systems Corp.	252,363	13,072
*	Milacron Holdings Corp.	723,966	12,735
	Encore Wire Corp.	297,248	12,693
	Mueller Industries Inc.	413,576	12,593
*	GMS Inc.	432,655	12,158
	General Cable Corp.	713,048	11,658
*	Manitowoc Co. Inc.	1,913,222	11,498
*	Donnelley Financial Solutions Inc.	495,959	11,387
	Materion Corp.	302,113	11,299
	McGrath RentCorp	325,504	11,272
*	PHH Corp.	810,748	11,164
*	Atkore International Group Inc.	479,733	10,818
*	Aegion Corp. Class A	481,583	10,537
	Quad/Graphics Inc.	457,597	10,488
	Comfort Systems USA Inc.	282,025	10,463
	AVX Corp.	635,212	10,379
	LSC Communications Inc.	484,777	10,374
	Kelly Services Inc. Class A	448,573	10,070
	H&E Equipment Services Inc.	485,264	9,904
*	RPX Corp.	700,453	9,771
	Insperity Inc.	135,639	9,630
	Schnitzer Steel Industries Inc.	381,235	9,607
*	Hub Group Inc. Class A	237,861	9,122
*	Wesco Aircraft Holdings Inc.	819,794	8,895
*	Air Transport Services Group Inc.	403,612	8,791
*	Babcock & Wilcox Enterprises Inc.	730,166	8,587
	TeleTech Holdings Inc.	204,568	8,346
	Essendant Inc.	560,755	8,316
	Hyster-Yale Materials Handling Inc.	112,461	7,900
*	TimkenSteel Corp.	497,648	7,649
	ArcBest Corp.	369,115	7,604
	Landauer Inc.	136,903	7,160
	Kforce Inc.	360,353	7,063
	Griffon Corp.	265,080	5,819
	Resources Connection Inc.	421,253	5,771
	Park Electrochemical Corp.	296,687	5,465

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	International Seaways Inc.	227,670	4,934
	American Railcar Industries Inc.	114,100	4,370
*	Floor & Decor Holdings Inc. Class A	105,256	4,132
*	Armstrong Flooring Inc.	172,144	3,093
*,^	Forterra Inc.	295,752	2,434
	Greif Inc. Class B	31,051	1,875
*	Roadrunner Transportation Systems Inc.	27	—
			5,391,985
Oil & Gas (4.1%)
	Targa Resources Corp.	1,615,388	73,015
*,^	Chesapeake Energy Corp.	13,638,771	67,785
	Murphy Oil Corp.	2,462,064	63,103
*	WPX Energy Inc.	5,972,719	57,696
*,^	Transocean Ltd.	5,878,715	48,382
*,^	First Solar Inc.	1,176,112	46,903
	PBF Energy Inc. Class A	1,651,493	36,762
	HollyFrontier Corp.	1,331,202	36,568
*	QEP Resources Inc.	3,610,163	36,463
	Oceaneering International Inc.	1,475,224	33,694
	Nabors Industries Ltd.	4,076,411	33,182
*	McDermott International Inc.	4,263,449	30,569
*	Whiting Petroleum Corp.	5,447,994	30,018
*	C&J Energy Services Inc.	855,884	29,331
*	Oasis Petroleum Inc.	3,566,776	28,713
*,^	Weatherford International plc	7,401,762	28,645
*	Dril-Quip Inc.	568,273	27,732
	SemGroup Corp. Class A	996,679	26,910
*	NOW Inc.	1,618,206	26,021
*	Superior Energy Services Inc.	2,298,090	23,969
	Ensco plc Class A	4,561,543	23,538
*	MRC Global Inc.	1,350,099	22,304
	Delek US Holdings Inc.	805,066	21,286
*	Oil States International Inc.	776,889	21,092
*	Rowan Cos. plc Class A	1,897,307	19,428
*	Energen Corp.	365,721	18,056
*	Chart Industries Inc.	461,666	16,034
*	Forum Energy Technologies Inc.	1,018,516	15,889
*	Unit Corp.	798,281	14,952
^	Noble Corp. plc	3,692,513	13,367
*	Exterran Corp.	481,743	12,863
*	Helix Energy Solutions Group Inc.	2,126,677	11,994
	Archrock Inc.	1,019,916	11,627
*,^	Diamond Offshore Drilling Inc.	935,211	10,128
*,^	Centennial Resource Development Inc. Class A	627,672	9,930
*,^	Atwood Oceanics Inc.	1,158,757	9,444
*	Denbury Resources Inc.	5,956,483	9,113
*,^	SunPower Corp. Class A	833,943	7,789
*	ProPetro Holding Corp.	496,917	6,937
	Alon USA Energy Inc.	483,612	6,442
	Green Plains Inc.	285,014	5,857
	CVR Energy Inc.	259,623	5,649
*	TETRA Technologies Inc.	1,656,420	4,621
*	Flotek Industries Inc.	406,818	3,637
*,^	Tellurian Inc.	361,814	3,629
*,^	EP Energy Corp. Class A	596,096	2,182
*	Tesco Corp.	314,199	1,398
	Bristow Group Inc.	171,066	1,309
			1,095,956
Other (0.0%)[2]
*	NCS Multistage Holdings Inc.	130,316	3,281
*	Clinical Data CVR	62,138	—
			3,281

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
Technology (7.4%)
	CDW Corp.	2,361,052	147,637
	Leidos Holdings Inc.	2,270,442	117,359
*	CommScope Holding Co. Inc.	2,899,981	110,286
	Teradyne Inc.	2,991,854	89,845
*	ON Semiconductor Corp.	6,327,191	88,834
*	Microsemi Corp.	1,736,998	81,292
	CSRA Inc.	2,449,710	77,778
	Brocade Communications Systems Inc.	6,133,036	77,338
*	ARRIS International plc	2,679,229	75,072
*	NCR Corp.	1,821,804	74,402
	Cypress Semiconductor Corp.	4,700,666	64,164
*	Tech Data Corp.	572,777	57,850
*	Teradata Corp.	1,942,194	57,275
	DST Systems Inc.	927,761	57,243
	SYNNEX Corp.	449,754	53,952
*	CACI International Inc. Class A	367,728	45,984
	Pitney Bowes Inc.	2,805,361	42,361
*	Verint Systems Inc.	943,333	38,394
*	Nuance Communications Inc.	2,164,267	37,680
	Science Applications International Corp.	526,520	36,551
*	Cree Inc.	1,464,968	36,111
*	Viavi Solutions Inc.	3,417,117	35,982
*	Semtech Corp.	985,801	35,242
*	EchoStar Corp. Class A	538,329	32,677
	TiVo Corp.	1,726,578	32,201
*	VeriFone Systems Inc.	1,676,218	30,340
	Diebold Nixdorf Inc.	1,020,501	28,574
	Cabot Microelectronics Corp.	379,532	28,021
*	Insight Enterprises Inc.	537,653	21,501
	Progress Software Corp.	689,890	21,311
	CSG Systems International Inc.	508,260	20,625
*	NETGEAR Inc.	463,898	19,994
*	Web.com Group Inc.	731,319	18,502
	Ebix Inc.	332,307	17,911
	West Corp.	755,063	17,608
*	ScanSource Inc.	380,014	15,315
*	Coupa Software Inc.	497,813	14,427
*	Blucora Inc.	616,533	13,071
*	Quality Systems Inc.	757,459	13,036
*	Amkor Technology Inc.	1,263,255	12,342
	Brooks Automation Inc.	499,801	10,841
*,^	Unisys Corp.	763,314	9,770
	ADTRAN Inc.	361,283	7,461
*	FormFactor Inc.	546,677	6,779
^	Computer Programs & Systems Inc.	192,216	6,305
*	Match Group Inc.	351,581	6,110
*	MuleSoft Inc. Class A	223,640	5,578
*	Okta Inc.	189,294	4,316
*	Synchronoss Technologies Inc.	260,131	4,279
	Syntel Inc.	250,219	4,244
*	Presidio Inc.	272,073	3,893
*,^	Cloudera Inc.	194,960	3,123
*	Sonus Networks Inc.	371,546	2,764
*	WideOpenWest Inc.	133,902	2,330
*	Alteryx Inc. Class A	112,337	2,193
	Systemax Inc.	98,156	1,845
*,^	Yext Inc.	127,935	1,705
*	Harmonic Inc.	298,096	1,565
*	Appian Corp.	46,731	848
			1,982,037
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	1,473,483	40,889
^	Frontier Communications Corp.	17,725,934	20,562

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

					Market
					Value
				Shares	($000)
*	Vonage Holdings Corp.			3,007,040	19,666
	Consolidated Communications Holdings Inc.			726,795	15,604
*,^	Iridium Communications Inc.			1,248,942	13,801
*	United States Cellular Corp.			193,834	7,428
*,^	Intelsat SA			277,695	850
					118,800
Utilities (6.7%)
	Atmos Energy Corp.			1,582,553	131,273
	UGI Corp.			2,602,326	125,979
	Westar Energy Inc. Class A			2,136,222	113,262
	Great Plains Energy Inc.			3,242,210	94,932
	Aqua America Inc.			2,671,036	88,945
	NRG Energy Inc.			4,517,025	77,783
*	Vistra Energy Corp.			4,459,223	74,870
*	Calpine Corp.			5,418,633	73,314
	Vectren Corp.			1,245,888	72,810
	National Fuel Gas Co.			1,208,081	67,459
	IDACORP Inc.			756,862	64,598
	WGL Holdings Inc.			769,359	64,188
	Portland General Electric Co.			1,337,857	61,127
	ONE Gas Inc.			787,726	54,991
	ALLETE Inc.			764,296	54,785
	Black Hills Corp.			803,063	54,183
	Hawaiian Electric Industries Inc.			1,633,710	52,899
	New Jersey Resources Corp.			1,298,616	51,555
	Spire Inc.			689,189	48,071
	Southwest Gas Holdings Inc.			643,318	47,001
	PNM Resources Inc.			1,197,462	45,803
	NorthWestern Corp.			728,372	44,445
	Avista Corp.			968,653	41,129
	South Jersey Industries Inc.			1,196,926	40,899
	MGE Energy Inc.			521,967	33,589
	El Paso Electric Co.			608,817	31,476
	California Water Service Group			723,432	26,622
	American States Water Co.			549,322	26,043
	Northwest Natural Gas Co.			430,404	25,760
*	TerraForm Power Inc. Class A			681,123	8,173
*	Dynegy Inc.			835,047	6,906

					1,804,870

Total Common Stocks (Cost $22,097,799)					26,771,404

		Coupon

Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
3,4	Vanguard Market Liquidity Fund	1.181%		3,729,707	373,046

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.982%	9/14/17	1,000	998
5	United States Treasury Bill	0.990%	9/21/17	3,000	2,994
5	United States Treasury Bill	0.909%-0.0979%	10/5/17	1,400	1,396
5	United States Treasury Bill	1.052%	11/24/17	900	896

					6,284
Total Temporary Cash Investments (Cost $379,287)					379,330

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2017

Total Investments (101.0%) (Cost $22,477,086)	27,150,734
Other Assets and Liabilities—Net (-1.0%)[4]	(277,043)
Net Assets (100%)	26,873,691

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $220,730,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and
1.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $236,562,000 of collateral received for securities on loan.
5 Securities with a value of $3,889,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

51

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA482 082017

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (98.9%)[1]
Consumer Discretionary (14.5%)
^,*	Tesla Inc.	1,597,358	577,621
	Las Vegas Sands Corp.	4,596,465	293,668
*	Liberty Global plc	9,272,217	289,108
	MGM Resorts International	6,088,436	190,507
	Domino's Pizza Inc.	606,307	128,252
	Aramark	3,064,897	125,599
*	Liberty Interactive Corp. QVC Group Class A	5,058,016	124,124
	Lear Corp.	864,057	122,765
^	Autoliv Inc.	1,116,559	122,598
^	Sirius XM Holdings Inc.	21,082,501	115,321
*	Norwegian Cruise Line Holdings Ltd.	2,071,824	112,479
*	NVR Inc.	44,030	106,139
	Vail Resorts Inc.	503,797	102,185
*	Liberty Media Corp-Liberty SiriusXM Class C	2,236,009	93,242
*	Panera Bread Co. Class A	268,488	84,477
*	Burlington Stores Inc.	887,990	81,686
*	Lululemon Athletica Inc.	1,346,143	80,324
	Service Corp. International	2,370,773	79,302
	Adient plc	1,185,634	77,517
	Toll Brothers Inc.	1,851,961	73,171
	Brunswick Corp.	1,121,838	70,373
	Gentex Corp.	3,626,340	68,792
^	Polaris Industries Inc.	737,918	68,058
*	ServiceMaster Global Holdings Inc.	1,691,649	66,296
*	Liberty Global plc Class A	2,057,608	66,090
*	Liberty Broadband Corp.	753,779	65,390
	Dunkin' Brands Group Inc.	1,161,161	64,003
	Six Flags Entertainment Corp.	1,061,640	63,284
	Thor Industries Inc.	601,807	62,901
	Pool Corp.	516,610	60,738
*	Live Nation Entertainment Inc.	1,681,504	58,600
*	Liberty Media Corp-Liberty Formula One	1,514,380	55,457
	Carter's Inc.	606,386	53,938
*	Liberty Ventures Class A	1,025,146	53,605
	Cinemark Holdings Inc.	1,338,083	51,985
^	Cracker Barrel Old Country Store Inc.	301,224	50,380
*	Skechers U.S.A. Inc. Class A	1,690,105	49,858
	Williams-Sonoma Inc.	1,012,344	49,099
	Extended Stay America Inc.	2,527,854	48,939
*	Bright Horizons Family Solutions Inc.	632,015	48,798
*	Grand Canyon Education Inc.	603,379	47,311
*	Liberty Media Corp-Liberty SiriusXM Class A	1,088,128	45,680
	Tupperware Brands Corp.	639,459	44,909
	Dick's Sporting Goods Inc.	1,108,513	44,152
	Cable One Inc.	59,933	42,606
	Texas Roadhouse Inc. Class A	815,028	41,526
	Dana Inc.	1,803,427	40,271
*	Visteon Corp.	392,344	40,043
	Tenneco Inc.	681,687	39,422
*	Cabela's Inc.	654,180	38,871
	TEGNA Inc.	2,692,843	38,804
	Wendy's Co.	2,434,999	37,767
	Tribune Media Co. Class A	925,174	37,719
*	Liberty Expedia Holdings Inc. Class A	697,165	37,661
	Office Depot Inc.	6,541,409	36,894
	Jack in the Box Inc.	372,829	36,724
	ILG Inc.	1,333,442	36,656
*	AMC Networks Inc. Class A	684,472	36,558
*	Liberty Broadband Corp. Class A	425,482	36,502
	Marriott Vacations Worldwide Corp.	307,760	36,239
	Graham Holdings Co. Class B	59,584	35,730

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Lions Gate Entertainment Corp. Class B	1,355,238	35,616
*	Madison Square Garden Co. Class A	177,614	34,972
	Wolverine World Wide Inc.	1,228,922	34,422
*	Five Below Inc.	695,106	34,317
	CalAtlantic Group Inc.	966,830	34,177
*	Sally Beauty Holdings Inc.	1,677,728	33,974
	Nexstar Media Group Inc. Class A	551,785	32,997
*	Murphy USA Inc.	445,140	32,989
*	Helen of Troy Ltd.	346,132	32,571
*	Dorman Products Inc.	388,268	32,137
	LCI Industries	313,679	32,121
*	Liberty Global PLC LiLAC	1,480,408	31,696
^,*	Tempur Sealy International Inc.	589,125	31,453
*	Dave & Buster's Entertainment Inc.	472,620	31,434
	Aaron's Inc.	803,698	31,264
*	Sotheby's	580,618	31,162
	John Wiley & Sons Inc. Class A	589,681	31,106
^,*	Wayfair Inc.	402,701	30,960
	Sinclair Broadcast Group Inc. Class A	917,179	30,175
*	Kate Spade & Co.	1,620,160	29,957
	Choice Hotels International Inc.	463,490	29,779
*	Hilton Grand Vacations Inc.	816,703	29,450
	Churchill Downs Inc.	160,085	29,344
*	iRobot Corp.	345,045	29,032
	Lithia Motors Inc. Class A	301,731	28,432
	Cheesecake Factory Inc.	561,586	28,248
*	Hyatt Hotels Corp. Class A	497,903	27,987
	GameStop Corp. Class A	1,285,202	27,773
*	Steven Madden Ltd.	690,231	27,575
*	Deckers Outdoor Corp.	402,153	27,451
	New York Times Co. Class A	1,544,941	27,345
	Meredith Corp.	458,272	27,244
*	Adtalem Global Education Inc.	713,975	27,095
	Regal Entertainment Group Class A	1,319,325	26,993
	Big Lots Inc.	555,439	26,828
	Bloomin' Brands Inc.	1,259,064	26,730
*	TRI Pointe Group Inc.	1,997,730	26,350
	Boyd Gaming Corp.	1,047,317	25,984
*	Buffalo Wild Wings Inc.	204,426	25,901
*	Ollie's Bargain Outlet Holdings Inc.	606,079	25,819
	American Eagle Outfitters Inc.	2,124,215	25,597
*	TopBuild Corp.	478,666	25,403
^,*	RH	393,612	25,396
*	Michaels Cos. Inc.	1,344,332	24,897
	KB Home	1,017,092	24,380
	Cooper Tire & Rubber Co.	669,947	24,185
	Papa John's International Inc.	333,537	23,935
	Brinker International Inc.	621,848	23,692
	Children's Place Inc.	225,466	23,020
*	Cooper-Standard Holdings Inc.	226,572	22,854
*	Penn National Gaming Inc.	1,053,375	22,542
*	Taylor Morrison Home Corp. Class A	911,711	21,890
	Planet Fitness Inc. Class A	897,094	20,938
	Penske Automotive Group Inc.	475,086	20,861
*	Urban Outfitters Inc.	1,094,944	20,300
	Columbia Sportswear Co.	347,063	20,150
	La-Z-Boy Inc.	617,896	20,082
*	Shutterfly Inc.	422,722	20,079
*	Meritage Homes Corp.	473,952	20,001
	Nutrisystem Inc.	379,230	19,739
	Lions Gate Entertainment Corp. Class A	691,750	19,521
	Core-Mark Holding Co. Inc.	589,954	19,504
*	Select Comfort Corp.	539,049	19,131
*	Groupon Inc. Class A	4,969,316	19,082

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Etsy Inc.	1,215,561	18,233
*	Gentherm Inc.	468,417	18,175
	MDC Holdings Inc.	514,067	18,162
^,*	JC Penney Co. Inc.	3,878,224	18,034
	Time Inc.	1,252,573	17,974
	Bob Evans Farms Inc.	249,987	17,957
*	MSG Networks Inc.	789,515	17,725
	Monro Muffler Brake Inc.	414,998	17,326
*	Scientific Games Corp. Class A	644,012	16,809
*	Vista Outdoor Inc.	726,134	16,345
*	American Axle & Manufacturing Holdings Inc.	1,043,943	16,286
*	Houghton Mifflin Harcourt Co.	1,311,895	16,136
*	Fox Factory Holding Corp.	449,237	15,993
^,*	American Outdoor Brands Corp.	715,571	15,857
^	Dillard's Inc. Class A	274,289	15,824
	AMC Entertainment Holdings Inc. Class A	694,495	15,800
	Group 1 Automotive Inc.	248,991	15,766
	Caleres Inc.	551,771	15,328
	Chico's FAS Inc.	1,616,164	15,224
	Callaway Golf Co.	1,188,474	15,189
	Scholastic Corp.	348,185	15,177
*	La Quinta Holdings Inc.	1,006,176	14,861
*	Belmond Ltd. Class A	1,112,287	14,793
	DSW Inc. Class A	835,490	14,788
*	Pinnacle Entertainment Inc.	721,976	14,266
*	Cavco Industries Inc.	108,797	14,106
^,*	Liberty Global PLC LiLAC Class A	647,825	14,103
	SeaWorld Entertainment Inc.	854,784	13,907
*	G-III Apparel Group Ltd.	552,015	13,773
	Sonic Corp.	517,180	13,700
*	Asbury Automotive Group Inc.	242,099	13,691
*	Installed Building Products Inc.	254,947	13,499
^	Sturm Ruger & Co. Inc.	209,686	13,032
	Capella Education Co.	150,914	12,918
	HSN Inc.	403,350	12,867
	Gannett Co. Inc.	1,452,944	12,670
*	EW Scripps Co. Class A	707,060	12,593
	Standard Motor Products Inc.	240,772	12,573
*	Universal Electronics Inc.	186,626	12,476
	International Speedway Corp. Class A	331,743	12,457
	Strayer Education Inc.	132,808	12,380
	Red Rock Resorts Inc. Class A	511,516	12,046
	Oxford Industries Inc.	190,441	11,901
*	Gray Television Inc.	856,556	11,735
^,*	Weight Watchers International Inc.	349,304	11,674
	Winnebago Industries Inc.	332,036	11,621
	Wingstop Inc.	360,768	11,148
	ClubCorp Holdings Inc.	828,035	10,847
	PetMed Express Inc.	266,098	10,804
*	Modine Manufacturing Co.	651,805	10,787
*	Red Robin Gourmet Burgers Inc.	164,715	10,748
*	Liberty TripAdvisor Holdings Inc. Class A	922,236	10,698
*	Denny's Corp.	905,586	10,659
	Abercrombie & Fitch Co.	852,310	10,603
	Ethan Allen Interiors Inc.	326,447	10,544
*	Eldorado Resorts Inc.	518,807	10,376
^,*	GoPro Inc. Class A	1,271,729	10,339
*	Liberty Media Corp-Liberty Braves Class C	424,748	10,181
	Guess? Inc.	789,055	10,084
^	World Wrestling Entertainment Inc. Class A	488,177	9,944
	DineEquity Inc.	215,557	9,495
	New Media Investment Group Inc.	701,428	9,455
^,*	Chegg Inc.	754,184	9,269
^,*	Lumber Liquidators Holdings Inc.	358,117	8,974

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	240,180	8,947
*	M/I Homes Inc.	310,036	8,852
*	Caesars Entertainment Corp.	734,713	8,817
*	Genesco Inc.	257,604	8,733
^,*	Liberty Media Corp-Liberty Formula One Class A	247,512	8,670
	Tile Shop Holdings Inc.	419,219	8,657
^,*	LGI Homes Inc.	214,896	8,635
	Ruth's Hospitality Group Inc.	386,512	8,407
^,*	Shake Shack Inc. Class A	233,162	8,133
*	Laureate Education Inc. Class A	460,372	8,070
*	Career Education Corp.	837,150	8,037
*	K12 Inc.	447,606	8,021
	Camping World Holdings Inc. Class A	259,399	8,002
	Rent-A-Center Inc.	676,033	7,923
	Marcus Corp.	260,321	7,862
*	Nautilus Inc.	391,937	7,506
*	Crocs Inc.	958,527	7,390
^	GNC Holdings Inc. Class A	873,614	7,365
*	Playa Hotels & Resorts NV	611,015	7,302
	Finish Line Inc. Class A	505,826	7,168
*	Fiesta Restaurant Group Inc.	344,942	7,123
^,*	William Lyon Homes Class A	291,112	7,027
	Tailored Brands Inc.	619,388	6,912
*	Express Inc.	1,012,664	6,835
*	Motorcar Parts of America Inc.	241,823	6,829
	Sonic Automotive Inc. Class A	347,240	6,754
	Buckle Inc.	361,942	6,443
	Haverty Furniture Cos. Inc.	250,954	6,299
	Tower International Inc.	276,849	6,215
*	MarineMax Inc.	317,518	6,207
*	Unifi Inc.	201,351	6,202
*	Malibu Boats Inc. Class A	238,173	6,162
	Hooker Furniture Corp.	149,399	6,148
	National CineMedia Inc.	826,285	6,131
*	Loral Space & Communications Inc.	145,124	6,030
	Superior Industries International Inc.	291,693	5,994
*	Del Taco Restaurants Inc.	432,355	5,945
^,*	Hibbett Sports Inc.	285,241	5,919
	Entravision Communications Corp. Class A	878,845	5,800
*	Beazer Homes USA Inc.	419,994	5,762
^,*	Conn's Inc.	300,849	5,746
*	Biglari Holdings Inc.	14,269	5,704
	Cato Corp. Class A	323,522	5,691
^,*	Sears Holdings Corp.	628,256	5,566
*	Carrols Restaurant Group Inc.	452,120	5,538
*	Fossil Group Inc.	529,368	5,479
*	Chuy's Holdings Inc.	229,387	5,368
*	Barnes & Noble Education Inc.	504,832	5,366
*	PICO Holdings Inc.	306,288	5,360
*	Francesca's Holdings Corp.	484,692	5,303
	Carriage Services Inc. Class A	196,398	5,295
	Barnes & Noble Inc.	692,789	5,265
*	Century Communities Inc.	211,627	5,248
*	Stoneridge Inc.	338,426	5,215
	Movado Group Inc.	206,210	5,207
	Bassett Furniture Industries Inc.	136,459	5,179
	Acushnet Holdings Corp.	258,898	5,137
	Pier 1 Imports Inc.	988,212	5,129
*	Regis Corp.	488,333	5,015
*	Del Frisco's Restaurant Group Inc.	311,054	5,008
*	American Public Education Inc.	211,274	4,997
*	Iconix Brand Group Inc.	718,508	4,965
^,*	Party City Holdco Inc.	314,088	4,915
*	Monarch Casino & Resort Inc.	158,874	4,806

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Ascena Retail Group Inc.	2,174,575	4,675
	Flexsteel Industries Inc.	86,375	4,674
*	FTD Cos. Inc.	229,156	4,583
	Culp Inc.	137,402	4,466
	NACCO Industries Inc. Class A	62,801	4,449
*	Hovnanian Enterprises Inc. Class A	1,582,491	4,431
*	Altice USA Inc. Class A	134,439	4,342
	Citi Trends Inc.	202,358	4,294
*	MCBC Holdings Inc.	217,233	4,247
*	tronc Inc.	325,873	4,201
^	Fred's Inc. Class A	452,874	4,180
*	Horizon Global Corp.	290,939	4,178
^,*	Central European Media Enterprises Ltd. Class A	1,030,828	4,123
*	1-800-Flowers.com Inc. Class A	422,756	4,122
	Emerald Expositions Events Inc.	185,048	4,053
^,*	America's Car-Mart Inc.	103,129	4,012
*	Intrawest Resorts Holdings Inc.	165,173	3,921
*	El Pollo Loco Holdings Inc.	279,613	3,873
*	Potbelly Corp.	336,608	3,871
*	Overstock.com Inc.	235,407	3,837
*	Floor & Decor Holdings Inc. Class A	94,289	3,702
^,*	Carvana Co.	178,942	3,663
	Johnson Outdoors Inc. Class A	75,291	3,630
*	Vitamin Shoppe Inc.	308,696	3,596
*	Habit Restaurants Inc. Class A	227,308	3,591
	Shoe Carnival Inc.	167,530	3,498
*	Bojangles' Inc.	214,156	3,480
	Entercom Communications Corp. Class A	330,462	3,420
	Winmark Corp.	26,102	3,366
	RCI Hospitality Holdings Inc.	139,893	3,335
*	Bridgepoint Education Inc.	223,620	3,301
	West Marine Inc.	252,997	3,251
*	Reading International Inc. Class A	199,579	3,219
	Speedway Motorsports Inc.	176,090	3,217
*	AV Homes Inc.	160,155	3,211
	CSS Industries Inc.	120,058	3,141
*	Perry Ellis International Inc.	161,273	3,138
*	ZAGG Inc.	361,928	3,131
	Big 5 Sporting Goods Corp.	232,795	3,038
*	At Home Group Inc.	130,145	3,031
^,*	Zoe's Kitchen Inc.	254,019	3,025
	Collectors Universe Inc.	116,636	2,898
*	Zumiez Inc.	234,491	2,896
*	Lindblad Expeditions Holdings Inc.	269,853	2,833
	Lifetime Brands Inc.	153,221	2,781
*	Daily Journal Corp.	13,447	2,774
*	Drive Shack Inc.	878,943	2,769
*	Vera Bradley Inc.	282,885	2,767
	Saga Communications Inc. Class A	60,341	2,761
*	VOXX International Corp. Class A	332,158	2,724
^,*	Lands' End Inc.	180,956	2,696
*	Golden Entertainment Inc.	129,607	2,684
*	Nathan's Famous Inc.	42,578	2,682
*	Global Eagle Entertainment Inc.	750,044	2,670
*	Green Brick Partners Inc.	225,245	2,579
	Clear Channel Outdoor Holdings Inc. Class A	498,356	2,417
*	Ascent Capital Group Inc. Class A	155,434	2,387
	Libbey Inc.	294,931	2,377
^,*	Sequential Brands Group Inc.	574,084	2,291
*	Century Casinos Inc.	305,238	2,250
*	New Home Co. Inc.	191,484	2,196
*	Kirkland's Inc.	211,018	2,169
*	Black Diamond Inc.	323,461	2,151
^,*	Sportsman's Warehouse Holdings Inc.	387,634	2,093

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Duluth Holdings Inc.	114,766	2,090
*	Liberty Media Corp-Liberty Braves Class A	84,543	2,020
	Superior Uniform Group Inc.	89,182	1,993
*	Build-A-Bear Workshop Inc.	187,462	1,959
	Marine Products Corp.	125,292	1,956
	Weyco Group Inc.	67,932	1,894
*	J Alexander's Holdings Inc.	154,578	1,894
*	Delta Apparel Inc.	84,111	1,866
*	Gaia Inc. Class A	165,278	1,851
*	Ruby Tuesday Inc.	880,112	1,769
	Escalade Inc.	128,577	1,684
	Tilly's Inc. Class A	161,974	1,644
*	Fogo De Chao Inc.	113,675	1,580
*	Hemisphere Media Group Inc. Class A	130,131	1,542
*	Red Lion Hotels Corp.	209,155	1,537
*	J. Jill Inc.	122,862	1,510
	Liberty Tax Inc.	116,442	1,508
^,*	Vuzix Corp.	217,725	1,426
	AH Belo Corp. Class A	255,245	1,404
*	Ballantyne Strong Inc.	208,987	1,400
*	Shiloh Industries Inc.	119,208	1,399
	Rocky Brands Inc.	102,185	1,374
*	Townsquare Media Inc. Class A	129,137	1,322
^,*	Container Store Group Inc.	222,296	1,316
*	Lakeland Industries Inc.	90,162	1,307
*	Lee Enterprises Inc.	682,447	1,297
	Strattec Security Corp.	34,973	1,238
*	Boot Barn Holdings Inc.	172,016	1,218
^,*	Destination XL Group Inc.	501,298	1,178
*	Cherokee Inc.	167,101	1,161
*	Town Sports International Holdings Inc.	245,561	1,154
^,*	JAKKS Pacific Inc.	283,731	1,135
^,*	Tuesday Morning Corp.	594,789	1,130
^,*	Workhorse Group Inc.	300,942	1,110
	Beasley Broadcast Group Inc. Class A	108,185	1,060
*	UCP Inc.	95,158	1,042
*	Universal Technical Institute Inc.	277,612	991
*	WideOpenWest Inc.	56,210	978
	Ark Restaurants Corp.	38,576	940
^,*	Empire Resorts Inc.	37,145	888
*	Lincoln Educational Services Corp.	284,849	883
*	Cambium Learning Group Inc.	170,871	866
^	Stage Stores Inc.	361,427	752
*	Tandy Leather Factory Inc.	82,294	732
*	Christopher & Banks Corp.	544,517	713
*	Urban One Inc.	298,311	671
*	Full House Resorts Inc.	273,502	667
	Salem Media Group Inc. Class A	87,614	622
^,*	Dixie Group Inc.	133,541	601
*	EVINE Live Inc.	580,173	580
*	Skyline Corp.	89,791	541
*	Destination Maternity Corp.	162,951	528
*	Bravo Brio Restaurant Group Inc.	108,012	497
*	McClatchy Co. Class A	47,895	447
*	Luby's Inc.	152,140	428
^	bebe stores inc	61,629	366
*	Famous Dave's of America Inc.	95,554	349
	Gaming Partners International Corp.	27,841	334
^	Crown Crafts Inc.	47,569	328
^,*	Nova Lifestyle Inc.	215,787	326
^,*	Noodles & Co. Class A	79,577	310
*	Trans World Entertainment Corp.	184,175	304
^,*	Jamba Inc.	38,997	304
*	Harte-Hanks Inc.	294,088	303

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Kona Grill Inc.	81,836	303
*	Emerson Radio Corp.	211,826	297
*	Good Times Restaurants Inc.	83,131	295
	Dover Motorsports Inc.	134,135	282
*	UQM Technologies Inc.	327,777	278
	Insignia Systems Inc.	260,249	271
*	US Auto Parts Network Inc.	82,723	267
	Peak Resorts Inc.	58,032	238
*	Summer Infant Inc.	126,607	225
*	Dover Downs Gaming & Entertainment Inc.	196,364	218
	Educational Development Corp.	19,541	207
^,*	Cinedigm Corp. Class A	117,637	205
^,*	Sears Hometown and Outlet Stores Inc.	72,783	197
	AMCON Distributing Co.	1,865	196
*	Rave Restaurant Group Inc.	94,361	191
^	Live Ventures Inc.	17,510	185
^,*	Naked Brand Group Inc.	112,574	172
^,*	Forward Industries Inc.	157,441	167
^,*	Turtle Beach Corp.	237,689	166
*	Diversified Restaurant Holdings Inc.	61,904	161
^,*	Vince Holding Corp.	329,116	155
	Unique Fabricating Inc.	16,039	153
*	Charles & Colvard Ltd.	157,899	145
^,*	Papa Murphy's Holdings Inc.	32,168	141
*	Sypris Solutions Inc.	85,100	140
	Stein Mart Inc.	73,805	125
*	Perfumania Holdings Inc.	59,679	101
*	NTN Buzztime Inc.	12,292	84
*	Blue Apron Holdings Inc. Class A	8,040	75
	Stanley Furniture Co. Inc.	65,889	74
*	Nevada Gold & Casinos Inc.	33,200	74
*	RLJ Entertainment Inc.	21,254	71
^,*	Bon-Ton Stores Inc.	133,855	59
*	ONE Group Hospitality Inc.	26,439	57
*	CafePress Inc.	21,383	55
^,*	Chanticleer Holdings Inc.	16,859	54
*	Differential Brands Group Inc.	22,120	44
	Flanigan's Enterprises Inc.	1,352	39
*	SPAR Group Inc.	33,227	34
^,*	Clean Diesel Technologies Inc.	10,143	28
*	Comstock Holding Cos. Inc. Class A	11,662	24
*	Fenix Parts Inc.	37,049	17
*	Xcel Brands Inc.	4,463	14
*	Appliance Recycling Centers of America Inc.	15,967	13
	Emmis Communications Corp. Class A	4,118	12
*	Koss Corp.	3,992	8
	P&F Industries Inc. Class A	574	4
	Canterbury Park Holding Corp.	209	2
*	Here Media Inc.	12,670	—
*	Here Media Inc. Special Shares	12,670	—
			8,285,095
Consumer Staples (3.2%)
	Bunge Ltd.	1,771,149	132,128
	Ingredion Inc.	905,735	107,973
	Pinnacle Foods Inc.	1,481,786	88,018
	Lamb Weston Holdings Inc.	1,759,979	77,509
*	Post Holdings Inc.	835,396	64,869
^,*	Herbalife Ltd.	881,290	62,862
*	TreeHouse Foods Inc.	719,249	58,755
*	Edgewell Personal Care Co.	722,028	54,889
	Casey's General Stores Inc.	496,137	53,141
*	Hain Celestial Group Inc.	1,307,204	50,746
*	US Foods Holding Corp.	1,666,102	45,351
	Flowers Foods Inc.	2,337,198	40,457

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Nu Skin Enterprises Inc. Class A	624,872	39,267
*	Rite Aid Corp.	13,301,087	39,238
	Spectrum Brands Holdings Inc.	305,721	38,227
	Snyder's-Lance Inc.	1,087,015	37,632
	Energizer Holdings Inc.	781,943	37,549
*	Sprouts Farmers Market Inc.	1,631,729	36,991
*	Darling Ingredients Inc.	2,082,805	32,783
*	HRG Group Inc.	1,736,706	30,757
	Lancaster Colony Corp.	248,808	30,509
	B&G Foods Inc.	841,734	29,966
*	Performance Food Group Co.	1,066,022	29,209
	Sanderson Farms Inc.	252,551	29,208
*	Blue Buffalo Pet Products Inc.	1,197,251	27,309
	Vector Group Ltd.	1,262,072	26,907
	PriceSmart Inc.	293,285	25,692
	J&J Snack Foods Corp.	191,754	25,325
*	United Natural Foods Inc.	645,522	23,691
	Fresh Del Monte Produce Inc.	416,655	21,212
*	Avon Products Inc.	5,545,974	21,075
	Universal Corp.	323,129	20,906
	WD-40 Co.	181,797	20,061
	Dean Foods Co.	1,145,493	19,473
*	Hostess Brands Inc. Class A	1,101,465	17,734
^,*	Pilgrim's Pride Corp.	727,275	15,942
*	Boston Beer Co. Inc. Class A	117,968	15,589
^,*	Cal-Maine Foods Inc.	387,476	15,344
*	Central Garden & Pet Co. Class A	500,370	15,021
	National Beverage Corp.	149,997	14,034
	Seaboard Corp.	3,484	13,919
	Coca-Cola Bottling Co. Consolidated	60,382	13,820
	Calavo Growers Inc.	197,622	13,646
	SpartanNash Co.	484,838	12,586
	Andersons Inc.	343,592	11,734
*	SUPERVALU Inc.	3,393,900	11,166
	Weis Markets Inc.	213,301	10,392
*	USANA Health Sciences Inc.	140,563	9,010
	Inter Parfums Inc.	229,266	8,403
^	MGP Ingredients Inc.	154,393	7,900
^	Tootsie Roll Industries Inc.	224,013	7,807
	John B Sanfilippo & Son Inc.	113,621	7,171
^,*	e.l.f. Beauty, Inc.	251,308	6,838
	Medifast Inc.	151,760	6,293
	Ingles Markets Inc. Class A	186,137	6,198
*	Landec Corp.	353,016	5,242
	Omega Protein Corp.	289,438	5,181
	Nutraceutical International Corp.	112,665	4,693
*	Primo Water Corp.	335,010	4,255
*	Farmer Brothers Co.	130,227	3,939
^,*	Freshpet Inc.	233,251	3,872
^,*	Amplify Snack Brands Inc.	401,269	3,868
*	Revlon Inc. Class A	161,103	3,818
	Limoneira Co.	151,770	3,586
*	Chefs' Warehouse Inc.	263,182	3,421
*	Smart & Final Stores Inc.	368,653	3,355
	Village Super Market Inc. Class A	115,315	2,989
*	Seneca Foods Corp. Class A	95,113	2,953
	Oil-Dri Corp. of America	65,419	2,748
^	Natural Health Trends Corp.	88,422	2,463
^,*	Central Garden & Pet Co.	69,694	2,216
*	Craft Brew Alliance Inc.	113,947	1,920
*	Alliance One International Inc.	124,067	1,787
^,*	Castle Brands Inc.	961,617	1,654
^,*	22nd Century Group Inc.	930,667	1,629
^	Orchids Paper Products Co.	123,498	1,599

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Turning Point Brands Inc.	99,431	1,525
^,*	New Age Beverages Corp.	226,900	1,164
	Nature's Sunshine Products Inc.	86,229	1,143
	Rocky Mountain Chocolate Factory Inc.	96,331	1,137
	Alico Inc.	30,804	964
^,*	Natural Grocers by Vitamin Cottage Inc.	113,136	936
	United-Guardian Inc.	57,249	884
*	Lifeway Foods Inc.	89,693	838
*	Lifevantage Corp.	174,052	754
*	Natural Alternatives International Inc.	73,591	736
^,*	S&W Seed Co.	167,811	696
*	Inventure Foods Inc.	120,439	519
*	Female Health Co.	259,893	273
	Mannatech Inc.	11,571	184
*	Coffee Holding Co. Inc.	33,360	149
*	Reed's Inc.	58,735	144
	Ocean Bio-Chem Inc.	11,030	45
^,*	Long Island Iced Tea Corp.	7,758	42
	Reliv International Inc.	4,459	39
*	Crystal Rock Holdings Inc.	42,584	35
^,*	MYOS RENS Technology Inc.	18,975	35
*	RiceBran Technologies	8,529	8
*	Truett-Hurst Inc.	1,600	3
*	Arcadia Biosciences Inc.	6,213	3
			1,799,676
Energy (3.7%)
*	Cheniere Energy Inc.	3,005,458	146,396
	Targa Resources Corp.	2,723,226	123,090
*	Diamondback Energy Inc.	1,237,561	109,908
*	Parsley Energy Inc. Class A	2,861,900	79,418
	HollyFrontier Corp.	2,237,693	61,469
*	Energen Corp.	1,228,362	60,644
	Core Laboratories NV	557,509	56,459
*	Rice Energy Inc.	2,037,535	54,260
*	WPX Energy Inc.	5,029,545	48,585
^,*	Weatherford International plc	12,443,524	48,156
*	RSP Permian Inc.	1,376,716	44,427
	Patterson-UTI Energy Inc.	2,076,102	41,917
*	Antero Resources Corp.	1,830,168	39,550
*	Southwestern Energy Co.	6,388,224	38,840
*	Continental Resources Inc.	1,089,867	35,235
	World Fuel Services Corp.	882,607	33,936
*	CONSOL Energy Inc.	2,244,611	33,534
	US Silica Holdings Inc.	922,994	32,757
	PBF Energy Inc. Class A	1,382,112	30,766
*	QEP Resources Inc.	3,037,916	30,683
*	PDC Energy Inc.	707,184	30,487
*	Gulfport Energy Corp.	2,025,973	29,883
	Nabors Industries Ltd.	3,613,800	29,416
^,*	Peabody Energy Corp.	1,166,564	28,522
	Oceaneering International Inc.	1,236,736	28,247
*	C&J Energy Services Inc.	793,937	27,208
*	Callon Petroleum Co.	2,544,974	27,002
*	McDermott International Inc.	3,575,067	25,633
^,*	Matador Resources Co.	1,170,558	25,015
^,*	Centennial Resource Development Inc. Class A	1,529,580	24,198
*	Oasis Petroleum Inc.	2,996,425	24,121
*	Dril-Quip Inc.	476,689	23,262
	Arch Coal Inc. Class A	314,722	21,496
	SM Energy Co.	1,238,260	20,468
*	Superior Energy Services Inc.	1,928,508	20,114
	Ensco plc Class A	3,796,510	19,590
*	Whiting Petroleum Corp.	3,535,805	19,482
*	Laredo Petroleum Inc.	1,780,280	18,729

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Kosmos Energy Ltd.	2,899,064	18,583
	Delek US Holdings Inc.	694,311	18,358
	SemGroup Corp. Class A	670,282	18,098
*	Oil States International Inc.	653,084	17,731
^,*	SRC Energy Inc.	2,577,822	17,349
*	Carrizo Oil & Gas Inc.	967,764	16,858
*	Rowan Cos. plc Class A	1,576,767	16,146
^	RPC Inc.	749,408	15,146
*	Forum Energy Technologies Inc.	915,843	14,287
*	Unit Corp.	664,337	12,443
^	Noble Corp. plc	3,098,822	11,218
*	Exterran Corp.	403,126	10,763
	Archrock Inc.	897,300	10,229
*	Helix Energy Solutions Group Inc.	1,748,597	9,862
	Green Plains Inc.	467,708	9,611
^,*	Diamond Offshore Drilling Inc.	811,984	8,794
*	International Seaways Inc.	372,686	8,076
*	Newpark Resources Inc.	1,096,057	8,056
^,*	Denbury Resources Inc.	5,045,107	7,719
^,*	Atwood Oceanics Inc.	945,519	7,706
*	Par Pacific Holdings Inc.	425,773	7,681
^,*	Fairmount Santrol Holdings Inc.	1,926,615	7,514
^,*	Resolute Energy Corp.	251,394	7,484
*	REX American Resources Corp.	76,047	7,343
*	Basic Energy Services Inc.	292,465	7,282
*	Energy XXI Gulf Coast Inc.	385,705	7,163
*	Ring Energy Inc.	550,808	7,161
*	SEACOR Holdings Inc.	207,866	7,130
*	Extraction Oil & Gas Inc.	529,405	7,121
^,*	Sanchez Energy Corp.	898,944	6,454
^,*	Gener8 Maritime Inc.	1,052,859	5,991
^,*	Jagged Peak Energy Inc.	435,397	5,813
*	Renewable Energy Group Inc.	441,171	5,713
	Alon USA Energy Inc.	424,419	5,653
^,*	Tellurian Inc.	554,586	5,563
^,*	Keane Group Inc.	343,839	5,501
^	Frank's International NV	637,978	5,289
	Panhandle Oil and Gas Inc. Class A	217,335	5,020
*	SandRidge Energy Inc.	283,799	4,884
^,*	WildHorse Resource Development Corp.	374,885	4,637
^,*	California Resources Corp.	532,794	4,555
*	TETRA Technologies Inc.	1,571,389	4,384
	CVR Energy Inc.	198,756	4,325
*	SEACOR Marine Holdings Inc.	204,098	4,155
*	ProPetro Holding Corp.	296,144	4,134
^,*	Stone Energy Corp.	222,538	4,090
*	Natural Gas Services Group Inc.	159,877	3,973
*	Clean Energy Fuels Corp.	1,381,809	3,510
*	Eclipse Resources Corp.	1,201,906	3,437
*	Cloud Peak Energy Inc.	972,894	3,434
*	Matrix Service Co.	356,471	3,333
	Evolution Petroleum Corp.	398,318	3,226
*	Abraxas Petroleum Corp.	1,939,592	3,142
	Bristow Group Inc.	401,720	3,073
*	Bill Barrett Corp.	996,377	3,059
*	Pacific Ethanol Inc.	478,412	2,990
*	Tesco Corp.	631,750	2,811
^,*	Uranium Energy Corp.	1,736,224	2,761
*	RigNet Inc.	168,575	2,706
*	NCS Multistage Holdings Inc.	106,360	2,678
*	Geospace Technologies Corp.	187,879	2,598
	Gulf Island Fabrication Inc.	209,070	2,425
*	Parker Drilling Co.	1,768,598	2,388
*	Era Group Inc.	251,220	2,377

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Smart Sand Inc.	266,484	2,374
	Hallador Energy Co.	290,834	2,260
^,*	EP Energy Corp. Class A	607,506	2,223
*	Mammoth Energy Services Inc.	110,675	2,059
*	Contango Oil & Gas Co.	308,511	2,049
*	Pioneer Energy Services Corp.	992,516	2,035
^,*	Approach Resources Inc.	573,815	1,934
^,*	CARBO Ceramics Inc.	279,433	1,914
^,*	Gastar Exploration Inc.	2,025,594	1,876
*	Willbros Group Inc.	712,864	1,761
^,*	Solaris Oilfield Infrastructure Inc. Class A	144,400	1,665
*	Penn Virginia Corp.	45,104	1,658
*	Halcon Resources Corp.	364,767	1,656
*	Independence Contract Drilling Inc.	376,007	1,463
*	Overseas Shipholding Group Inc. Class A	534,623	1,422
*	Select Energy Services Inc. Class A	115,221	1,400
^,*	Jones Energy Inc. Class A	814,636	1,303
^	Comstock Resources Inc.	175,297	1,239
^,*	Hornbeck Offshore Services Inc.	436,664	1,236
*	Westmoreland Coal Co.	247,888	1,207
^,*	Earthstone Energy Inc. Class A	117,505	1,176
*	SilverBow Resources Inc.	44,802	1,172
^,*	Lilis Energy Inc.	225,505	1,105
*	Dawson Geophysical Co.	265,221	1,040
	Adams Resources & Energy Inc.	24,374	1,001
*	W&T Offshore Inc.	501,991	984
*	Isramco Inc.	7,789	891
^,*	Northern Oil and Gas Inc.	612,680	858
^,*	Cobalt International Energy Inc.	316,538	782
^,*	Zion Oil & Gas Inc.	218,418	749
*	Aspen Aerogels Inc.	157,978	703
*	VAALCO Energy Inc.	746,201	698
^,*	Torchlight Energy Resources Inc.	406,847	675
*	Lonestar Resources US Inc. Class A	149,829	644
*	PHI Inc.	61,961	605
^,*	ION Geophysical Corp.	134,578	585
*	Mitcham Industries Inc.	140,374	559
*	Bonanza Creek Energy Inc.	16,975	538
^	EXCO Resources Inc.	167,428	444
^,*	Synthesis Energy Systems Inc.	641,276	430
*	PetroQuest Energy Inc.	216,737	429
^,*	Uranium Resources Inc.	277,911	414
*	Centrus Energy Corp. Class A	94,205	396
*	PHI Inc. NV	37,866	386
^,*	Rex Energy Corp.	105,067	304
^,*	Amyris Inc.	82,795	263
^,*	Profire Energy Inc.	190,745	248
^,*	Erin Energy Corp.	166,907	242
*	TransAtlantic Petroleum Ltd.	157,020	188
*	PrimeEnergy Corp.	3,726	172
^,*	Gevo Inc.	233,198	161
^,*	Eco-Stim Energy Solutions Inc.	115,690	145
^,*	SAExploration Holdings Inc.	39,682	129
^,*	Vertex Energy Inc.	119,227	128
*	Barnwell Industries Inc.	47,934	87
^,*	Tengasco Inc.	73,035	53
*	ENGlobal Corp.	38,763	50
*	US Energy Corp. Wyoming	62,751	43
^,*	New Concept Energy Inc.	23,644	32
^,*	Camber Energy Inc.	114,622	30
*	Aemetis Inc.	20,124	27
^,*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	27
*	FieldPoint Petroleum Corp.	21,599	7
^,*	Superior Drilling Products Inc.	9,078	6

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Tesoro Corp.	29	3
^,*	Yuma Energy Inc.	2,896	3
*	PEDEVCO Corp.	4,110	3
*	FieldPoint Petroleum Corp. Warrants Exp. 03/23/2018	33,558	2
^,*	EnerJex Resources Inc.	6,657	2
*	Enservco Corp.	416	—
^	Harvest Natural Resources Inc.	133,886	—
			2,110,250
Financials (16.7%)
	First Republic Bank	1,946,381	194,833
*	Markel Corp.	176,409	172,151
	FNF Group	3,434,669	153,976
	Annaly Capital Management Inc.	12,760,621	153,765
*	Arch Capital Group Ltd.	1,625,770	151,668
	TD Ameritrade Holding Corp.	3,070,968	132,021
	Ally Financial Inc.	5,817,142	121,578
	MSCI Inc. Class A	1,145,908	118,017
*	SVB Financial Group	662,744	116,504
*	Alleghany Corp.	195,354	116,197
	East West Bancorp Inc.	1,830,002	107,202
	Reinsurance Group of America Inc. Class A	813,388	104,431
*	Signature Bank	676,187	97,053
	MarketAxess Holdings Inc.	476,088	95,741
	AGNC Investment Corp.	4,406,337	93,811
	American Financial Group Inc.	931,414	92,555
	SEI Investments Co.	1,690,384	90,909
^	CIT Group Inc.	1,819,463	88,608
	Voya Financial Inc.	2,350,756	86,719
	WR Berkley Corp.	1,223,014	84,596
	FactSet Research Systems Inc.	496,546	82,516
	New York Community Bancorp Inc.	6,215,616	81,611
	Lazard Ltd. Class A	1,639,995	75,981
^,*	Janus Henderson Group plc	2,271,245	75,201
	Starwood Property Trust Inc.	3,270,840	73,234
	Bank of the Ozarks	1,524,690	71,462
	RenaissanceRe Holdings Ltd.	512,785	71,303
	PacWest Bancorp	1,505,917	70,326
	Synovus Financial Corp.	1,550,390	68,589
	Eaton Vance Corp.	1,445,619	68,407
	Axis Capital Holdings Ltd.	1,054,005	68,152
	Cullen/Frost Bankers Inc.	714,033	67,055
	Assured Guaranty Ltd.	1,543,121	64,410
	Commerce Bancshares Inc.	1,106,746	62,896
	Brown & Brown Inc.	1,448,568	62,390
	First American Financial Corp.	1,394,854	62,336
	Webster Financial Corp.	1,155,768	60,354
	Old Republic International Corp.	3,089,009	60,328
	New Residential Investment Corp.	3,857,673	60,025
*	Western Alliance Bancorp	1,212,155	59,638
*	SLM Corp.	5,094,372	58,585
	Pinnacle Financial Partners Inc.	916,870	57,579
	FNB Corp.	4,060,703	57,500
	Prosperity Bancshares Inc.	882,704	56,705
	Wintrust Financial Corp.	704,983	53,889
	Popular Inc.	1,273,172	53,104
*	MGIC Investment Corp.	4,706,792	52,716
	Investors Bancorp Inc.	3,927,648	52,473
	Validus Holdings Ltd.	1,006,286	52,297
	First Horizon National Corp.	2,981,776	51,943
	United Bankshares Inc.	1,324,745	51,930
	IBERIABANK Corp.	636,773	51,897
	Hancock Holding Co.	1,057,089	51,797
	Umpqua Holdings Corp.	2,763,055	50,730
	White Mountains Insurance Group Ltd.	58,180	50,537

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Associated Banc-Corp	1,950,351	49,149
*	Texas Capital Bancshares Inc.	621,758	48,124
	Hanover Insurance Group Inc.	537,366	47,627
	CNO Financial Group Inc.	2,191,168	45,752
	BankUnited Inc.	1,354,725	45,668
	Bank of Hawaii Corp.	545,838	45,288
	Radian Group Inc.	2,718,390	44,446
	Primerica Inc.	576,513	43,671
	Chemical Financial Corp.	900,534	43,595
	Two Harbors Investment Corp.	4,368,284	43,290
	LPL Financial Holdings Inc.	1,009,083	42,846
	Fulton Financial Corp.	2,222,615	42,230
	MFA Financial Inc.	5,016,875	42,092
	First Citizens BancShares Inc. Class A	112,831	42,052
	UMB Financial Corp.	561,623	42,043
	Chimera Investment Corp.	2,250,636	41,929
	Legg Mason Inc.	1,083,822	41,359
	ProAssurance Corp.	675,994	41,100
*	Athene Holding Ltd. Class A	825,964	40,976
	Sterling Bancorp	1,730,771	40,240
	Home BancShares Inc.	1,596,862	39,762
	MB Financial Inc.	902,364	39,740
	Valley National Bancorp	3,320,845	39,219
*	Stifel Financial Corp.	851,129	39,135
^,*	Credit Acceptance Corp.	150,257	38,637
	Aspen Insurance Holdings Ltd.	756,195	37,696
	Blackstone Mortgage Trust Inc. Class A	1,192,401	37,680
	First Financial Bankshares Inc.	846,393	37,411
	Washington Federal Inc.	1,124,686	37,340
	Selective Insurance Group Inc.	737,360	36,905
	Cathay General Bancorp	965,501	36,641
	FirstCash Inc.	623,500	36,350
	Evercore Partners Inc. Class A	514,936	36,303
	BGC Partners Inc. Class A	2,847,035	35,987
	Glacier Bancorp Inc.	968,172	35,445
*	Essent Group Ltd.	938,245	34,846
	TCF Financial Corp.	2,153,255	34,323
	Community Bank System Inc.	613,035	34,189
	Federated Investors Inc. Class B	1,170,247	33,059
	BancorpSouth Inc.	1,069,672	32,625
	Interactive Brokers Group Inc.	850,022	31,808
	Great Western Bancorp Inc.	738,472	30,137
	Hope Bancorp Inc.	1,602,990	29,896
	CVB Financial Corp.	1,325,235	29,725
	Old National Bancorp	1,700,334	29,331
	American Equity Investment Life Holding Co.	1,108,423	29,129
	Columbia Banking System Inc.	726,572	28,954
	Erie Indemnity Co. Class A	227,760	28,486
	Trustmark Corp.	857,145	27,566
*	Enstar Group Ltd.	136,890	27,193
	RLI Corp.	487,568	26,631
	South State Corp.	309,981	26,565
	Financial Engines Inc.	724,430	26,514
	International Bancshares Corp.	746,286	26,157
*	FCB Financial Holdings Inc. Class A	532,571	25,430
	Hilltop Holdings Inc.	969,694	25,416
	Mercury General Corp.	467,543	25,247
	United Community Banks Inc.	898,466	24,977
	Renasant Corp.	568,547	24,868
*	Eagle Bancorp Inc.	385,175	24,382
	First Midwest Bancorp Inc.	1,035,536	24,138
*	Genworth Financial Inc. Class A	6,348,065	23,932
	Kemper Corp.	619,846	23,926
	Capitol Federal Financial Inc.	1,662,611	23,626

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Invesco Mortgage Capital Inc.	1,412,502	23,603
	Astoria Financial Corp.	1,159,789	23,370
	Argo Group International Holdings Ltd.	382,275	23,166
	Independent Bank Corp.	345,230	23,010
*	LendingClub Corp.	4,141,985	22,822
*	PRA Group Inc.	593,950	22,511
	Ameris Bancorp	466,271	22,474
	BOK Financial Corp.	264,371	22,242
	First Financial Bancorp	796,905	22,074
	Apollo Commercial Real Estate Finance Inc.	1,177,606	21,845
	Towne Bank	694,631	21,395
	ServisFirst Bancshares Inc.	575,908	21,245
*	Green Dot Corp. Class A	551,314	21,242
	Northwest Bancshares Inc.	1,360,628	21,239
	WesBanco Inc.	528,524	20,898
	AmTrust Financial Services Inc.	1,368,959	20,726
	LegacyTexas Financial Group Inc.	535,707	20,427
	Simmons First National Corp. Class A	382,858	20,253
	NBT Bancorp Inc.	541,155	19,996
^	Waddell & Reed Financial Inc. Class A	1,050,860	19,840
	First Merchants Corp.	489,569	19,651
	First Hawaiian Inc.	638,095	19,538
	Horace Mann Educators Corp.	515,014	19,468
	Westamerica Bancorporation	342,180	19,176
	Provident Financial Services Inc.	737,440	18,716
	Union Bankshares Corp.	550,005	18,645
*	Santander Consumer USA Holdings Inc.	1,432,274	18,276
	Artisan Partners Asset Management Inc. Class A	593,262	18,213
	Banner Corp.	320,729	18,124
	Morningstar Inc.	230,423	18,051
	CenterState Banks Inc.	705,432	17,537
^,*	BofI Holding Inc.	732,589	17,377
*	Walker & Dunlop Inc.	355,212	17,345
	Employers Holdings Inc.	408,270	17,270
	Park National Corp.	163,467	16,955
	National General Holdings Corp.	797,501	16,827
	Redwood Trust Inc.	978,440	16,673
	Boston Private Financial Holdings Inc.	1,082,933	16,623
*	Pacific Premier Bancorp Inc.	449,322	16,580
*	OneMain Holdings Inc. Class A	671,310	16,508
	Berkshire Hills Bancorp Inc.	467,026	16,416
	CYS Investments Inc.	1,948,108	16,384
	WSFS Financial Corp.	358,245	16,246
*	KCG Holdings Inc. Class A	813,771	16,227
	Kearny Financial Corp.	1,086,788	16,139
	Navigators Group Inc.	293,022	16,087
^,*	LendingTree Inc.	91,926	15,830
	S&T Bancorp Inc.	439,301	15,753
	PennyMac Mortgage Investment Trust	854,203	15,623
	Lakeland Financial Corp.	331,183	15,195
*	MBIA Inc.	1,602,539	15,112
	CNA Financial Corp.	308,532	15,041
	WisdomTree Investments Inc.	1,445,351	14,699
	Beneficial Bancorp Inc.	955,164	14,327
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	620,504	14,191
	Brookline Bancorp Inc.	963,038	14,060
	AMERISAFE Inc.	245,014	13,954
*	FNFV Group	877,275	13,861
	Stewart Information Services Corp.	303,197	13,759
	Ladder Capital Corp. Class A	1,012,333	13,575
	Heartland Financial USA Inc.	287,811	13,556
	Banc of California Inc.	627,356	13,488
	City Holding Co.	203,762	13,422
	Infinity Property & Casualty Corp.	142,560	13,401

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Capital Bank Financial Corp.	350,402	13,350
	ARMOUR Residential REIT Inc.	526,644	13,166
	First Commonwealth Financial Corp.	1,037,180	13,151
	Sandy Spring Bancorp Inc.	320,691	13,039
	Safety Insurance Group Inc.	190,025	12,979
	Tompkins Financial Corp.	163,243	12,851
	Capstead Mortgage Corp.	1,230,335	12,832
	Southside Bancshares Inc.	360,887	12,609
	First Busey Corp.	425,186	12,466
	State Bank Financial Corp.	454,128	12,316
*	Encore Capital Group Inc.	305,031	12,247
	United Fire Group Inc.	277,930	12,246
*	Seacoast Banking Corp. of Florida	504,034	12,147
	Nelnet Inc. Class A	257,100	12,086
	National Bank Holdings Corp. Class A	361,966	11,985
	Enterprise Financial Services Corp.	293,091	11,958
	Hanmi Financial Corp.	418,639	11,910
	TFS Financial Corp.	766,287	11,854
	Moelis & Co. Class A	296,729	11,528
	MTGE Investment Corp.	607,603	11,423
*	First BanCorp	1,972,624	11,422
	American National Insurance Co.	97,565	11,365
	Meridian Bancorp Inc.	667,321	11,278
	Stock Yards Bancorp Inc.	289,271	11,253
	Central Pacific Financial Corp.	351,149	11,051
	Cohen & Steers Inc.	270,560	10,969
	MainSource Financial Group Inc.	321,690	10,780
	Piper Jaffray Cos.	178,765	10,717
	James River Group Holdings Ltd.	266,863	10,602
	First Interstate BancSystem Inc. Class A	283,953	10,563
	Meta Financial Group Inc.	118,654	10,560
	Lakeland Bancorp Inc.	556,143	10,483
	Universal Insurance Holdings Inc.	413,930	10,431
	United Financial Bancorp Inc.	624,269	10,419
	Flushing Financial Corp.	367,874	10,370
*	Customers Bancorp Inc.	365,427	10,334
	Maiden Holdings Ltd.	927,608	10,296
*	Third Point Reinsurance Ltd.	739,044	10,273
	OceanFirst Financial Corp.	378,494	10,265
	TriCo Bancshares	282,891	9,944
	German American Bancorp Inc.	291,239	9,928
	Houlihan Lokey Inc. Class A	280,975	9,806
	National Western Life Group Inc. Class A	30,438	9,729
	Univest Corp. of Pennsylvania	323,034	9,675
	Independent Bank Group Inc.	162,230	9,653
*	PHH Corp.	695,053	9,571
	1st Source Corp.	199,314	9,555
	Northfield Bancorp Inc.	553,235	9,488
	First Bancorp	303,333	9,482
	Heritage Financial Corp.	356,586	9,450
	BancFirst Corp.	96,723	9,343
	Virtus Investment Partners Inc.	83,023	9,211
	Bryn Mawr Bank Corp.	215,037	9,139
	Preferred Bank	169,221	9,048
^	Virtu Financial Inc. Class A	511,582	9,029
*	HomeStreet Inc.	324,510	8,981
	Washington Trust Bancorp Inc.	173,524	8,945
	TrustCo Bank Corp. NY	1,153,005	8,936
^	New York Mortgage Trust Inc.	1,424,471	8,860
	Investment Technology Group Inc.	412,723	8,766
	Community Trust Bancorp Inc.	199,865	8,744
	Great Southern Bancorp Inc.	162,956	8,718
	CoBiz Financial Inc.	498,627	8,676
	ConnectOne Bancorp Inc.	380,186	8,573

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Flagstar Bancorp Inc.	277,381	8,549
*	HarborOne Bancorp Inc.	426,623	8,515
	PJT Partners Inc.	209,442	8,424
	Diamond Hill Investment Group Inc.	42,138	8,402
*	Donnelley Financial Solutions Inc.	359,107	8,245
	Stonegate Bank	178,003	8,220
*	Greenlight Capital Re Ltd. Class A	386,105	8,070
*	NMI Holdings Inc. Class A	704,672	8,069
	Park Sterling Corp.	679,005	8,067
	Peoples Bancorp Inc.	250,448	8,047
	Oritani Financial Corp.	471,873	8,045
	Anworth Mortgage Asset Corp.	1,325,820	7,968
	Camden National Corp.	185,570	7,963
	FBL Financial Group Inc. Class A	126,817	7,799
	First Financial Corp.	164,697	7,790
	Federal Agricultural Mortgage Corp.	120,119	7,772
*	CU Bancorp	212,394	7,678
*	TriState Capital Holdings Inc.	301,606	7,600
	QCR Holdings Inc.	159,714	7,570
*	INTL. FCStone Inc.	200,443	7,569
	First of Long Island Corp.	263,749	7,543
*	Nationstar Mortgage Holdings Inc.	418,056	7,479
	State National Cos. Inc.	405,961	7,462
	Bridge Bancorp Inc.	223,029	7,427
	Horizon Bancorp	275,627	7,263
	Dime Community Bancshares Inc.	368,849	7,229
	Mercantile Bank Corp.	226,748	7,138
	AG Mortgage Investment Trust Inc.	389,372	7,126
	Kinsale Capital Group Inc.	188,870	7,047
	Independent Bank Corp.	323,258	7,031
	First Defiance Financial Corp.	131,219	6,913
	Fidelity Southern Corp.	300,605	6,872
	Greenhill & Co. Inc.	340,494	6,844
	Blue Hills Bancorp Inc.	377,092	6,750
	Waterstone Financial Inc.	357,429	6,738
^	Live Oak Bancshares Inc.	273,743	6,625
*	Franklin Financial Network Inc.	159,817	6,592
	Peapack Gladstone Financial Corp.	204,330	6,394
	Arrow Financial Corp.	200,440	6,344
	Pacific Continental Corp.	246,936	6,309
*	First Foundation Inc.	371,677	6,107
	Southwest Bancorp Inc.	237,815	6,076
	People's Utah Bancorp	226,690	6,075
*	Republic First Bancorp Inc.	655,473	6,063
	OFG Bancorp	605,303	6,053
	Westwood Holdings Group Inc.	106,251	6,023
	Heritage Commerce Corp.	428,147	5,900
	Western Asset Mortgage Capital Corp.	571,680	5,888
*	Allegiance Bancshares Inc.	153,631	5,884
	First Community Bancshares Inc.	212,417	5,810
	State Auto Financial Corp.	223,739	5,757
*	Bancorp Inc.	755,621	5,728
*	World Acceptance Corp.	76,335	5,718
	West Bancorporation Inc.	238,945	5,651
	United Community Financial Corp.	679,712	5,648
*	HomeTrust Bancshares Inc.	231,076	5,638
	Guaranty Bancorp	207,216	5,636
	Opus Bank	232,729	5,632
	Financial Institutions Inc.	186,167	5,548
	OneBeacon Insurance Group Ltd. Class A	302,015	5,506
*	Triumph Bancorp Inc.	222,587	5,465
*	Green Bancorp Inc.	281,486	5,461
	Bar Harbor Bankshares	175,708	5,415
	Arbor Realty Trust Inc.	638,414	5,324

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Bank Mutual Corp.	577,567	5,285
	Carolina Financial Corp.	163,298	5,278
*	Cowen Inc. Class A	324,222	5,269
	Ares Commercial Real Estate Corp.	391,554	5,125
*	Nicolet Bankshares Inc.	93,413	5,111
*	EZCORP Inc. Class A	662,263	5,099
*	National Commerce Corp.	128,518	5,083
	Old Second Bancorp Inc.	431,357	4,982
	Clifton Bancorp Inc.	300,936	4,974
	HCI Group Inc.	105,735	4,967
	Dynex Capital Inc.	694,478	4,931
	Fidelity & Guaranty Life	157,846	4,901
*	Global Indemnity Ltd.	125,857	4,879
*	Enova International Inc.	327,742	4,867
	Access National Corp.	181,521	4,814
	Farmers National Banc Corp.	327,974	4,756
*	Ambac Financial Group Inc.	271,153	4,705
	Territorial Bancorp Inc.	150,431	4,692
*	Veritex Holdings Inc.	177,450	4,672
	First Connecticut Bancorp Inc.	181,541	4,657
	Republic Bancorp Inc. Class A	130,367	4,654
^,*	Trupanion Inc.	204,919	4,586
	WashingtonFirst Bankshares Inc.	128,431	4,435
^,*	Citizens Inc. Class A	596,638	4,403
*	PennyMac Financial Services Inc. Class A	263,226	4,396
	Heritage Insurance Holdings Inc.	333,234	4,339
	Allied World Assurance Co. Holdings AG	81,519	4,312
	Citizens & Northern Corp.	179,542	4,176
	Resource Capital Corp.	408,558	4,155
*	eHealth Inc.	218,799	4,113
	Arlington Asset Investment Corp. Class A	299,044	4,088
*	Atlantic Capital Bancshares Inc.	211,384	4,016
*	BSB Bancorp Inc.	135,088	3,951
	Southern National Bancorp of Virginia Inc.	219,564	3,864
	CNB Financial Corp.	160,784	3,854
	Farmers Capital Bank Corp.	99,502	3,836
	Sierra Bancorp	155,427	3,816
*	Ladenburg Thalmann Financial Services Inc.	1,539,880	3,757
	Sun Bancorp Inc.	150,099	3,700
	Macatawa Bank Corp.	387,283	3,695
	MidWestOne Financial Group Inc.	108,606	3,681
	Baldwin & Lyons Inc.	149,877	3,672
	Orchid Island Capital Inc.	371,790	3,666
	United Insurance Holdings Corp.	230,281	3,622
	Xenith Bankshares Inc.	116,180	3,609
	First Bancorp Inc.	133,334	3,608
*	PCSB Financial Corp.	211,252	3,604
	Bank of Marin Bancorp	58,535	3,603
*	Ocwen Financial Corp.	1,331,510	3,582
	American National Bankshares Inc.	96,353	3,560
*	Safeguard Scientifics Inc.	297,369	3,539
	EMC Insurance Group Inc.	124,816	3,467
	First Mid-Illinois Bancshares Inc.	96,425	3,302
	Hamilton Lane Inc. Class A	148,333	3,262
*	Regional Management Corp.	137,070	3,239
	MutualFirst Financial Inc.	90,335	3,225
	Old Line Bancshares Inc.	114,433	3,225
*	WMIH Corp.	2,571,242	3,214
	KKR Real Estate Finance Trust Inc.	147,682	3,175
	National Bankshares Inc.	77,580	3,165
	Capital City Bank Group Inc.	152,691	3,118
	Marlin Business Services Corp.	122,651	3,085
	Northrim BanCorp Inc.	101,162	3,075
	Western New England Bancorp Inc.	297,814	3,023

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	FB Financial Corp.	83,364	3,017
	Hingham Institution for Savings	16,507	3,003
	Charter Financial Corp.	166,610	2,999
	Great Ajax Corp.	214,035	2,992
	SI Financial Group Inc.	185,153	2,981
*	First Northwest Bancorp	186,909	2,948
	Enterprise Bancorp Inc.	82,610	2,936
	Century Bancorp Inc. Class A	45,538	2,896
	ACNB Corp.	94,779	2,891
	Cherry Hill Mortgage Investment Corp.	154,434	2,852
	BankFinancial Corp.	190,373	2,840
	B. Riley Financial Inc.	152,499	2,829
^,*	Impac Mortgage Holdings Inc.	182,053	2,754
	Oppenheimer Holdings Inc. Class A	167,429	2,746
	First Business Financial Services Inc.	118,933	2,745
	Southern Missouri Bancorp Inc.	85,080	2,745
	Investors Title Co.	14,123	2,732
	Ames National Corp.	88,331	2,703
	Orrstown Financial Services Inc.	118,086	2,698
	Midland States Bancorp Inc.	78,737	2,639
^	Civista Bancshares Inc.	123,605	2,581
^,*	On Deck Capital Inc.	553,146	2,578
	Peoples Financial Services Corp.	58,925	2,577
	Crawford & Co. Class B	270,414	2,515
	Federated National Holding Co.	155,310	2,485
*	Entegra Financial Corp.	108,557	2,470
*	Equity Bancshares Inc. Class A	79,575	2,438
	First Internet Bancorp	85,509	2,399
	Codorus Valley Bancorp Inc.	81,185	2,306
	Bankwell Financial Group Inc.	72,989	2,279
	Pzena Investment Management Inc. Class A	223,147	2,267
	Bank of Commerce Holdings	203,414	2,248
*	First United Corp.	149,778	2,239
	Investar Holding Corp.	97,654	2,236
*	First Community Financial Partners Inc.	172,853	2,230
*	Pacific Mercantile Bancorp	253,182	2,228
*	Atlas Financial Holdings Inc.	146,139	2,177
	Peoples Bancorp of North Carolina Inc.	68,636	2,169
	Central Valley Community Bancorp	97,809	2,167
	Provident Financial Holdings Inc.	112,550	2,167
	Canadian Imperial Bank of Commerce	26,524	2,153
*	Community Bankers Trust Corp.	259,595	2,142
	Home Bancorp Inc.	49,870	2,120
	Community Financial Corp.	55,053	2,120
	Owens Realty Mortgage Inc.	124,790	2,116
	LCNB Corp.	105,699	2,114
	GAIN Capital Holdings Inc.	330,030	2,056
*	NI Holdings Inc.	114,411	2,046
	Shore Bancshares Inc.	123,573	2,033
	Penns Woods Bancorp Inc.	49,331	2,031
	Northeast Bancorp	96,726	1,968
	ESSA Bancorp Inc.	133,034	1,958
	Summit Financial Group Inc.	88,451	1,946
	NewStar Financial Inc.	182,206	1,913
	Tiptree Inc.	270,701	1,908
	Commerce Union Bancshares Inc.	79,451	1,897
	Donegal Group Inc. Class A	118,948	1,891
	MBT Financial Corp.	191,008	1,853
	Evans Bancorp Inc.	44,970	1,797
	County Bancorp Inc.	71,701	1,721
	First Community Corp.	81,398	1,709
	CIM Commercial Trust Corp.	106,865	1,699
	First Financial Northwest Inc.	103,776	1,674
*	SmartFinancial Inc.	68,689	1,640

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Ellington Residential Mortgage REIT	111,487	1,634
	Riverview Bancorp Inc.	241,995	1,607
*	ASB Bancorp Inc.	36,550	1,606
	AmeriServ Financial Inc.	386,789	1,605
	GAMCO Investors Inc. Class A	53,648	1,588
*	Hallmark Financial Services Inc.	139,376	1,571
*	Howard Bancorp Inc.	79,678	1,534
	First Bank	131,649	1,534
*	Security National Financial Corp. Class A	239,558	1,533
*	Elevate Credit Inc.	193,421	1,532
*	Southern First Bancshares Inc.	39,728	1,472
	Independence Holding Co.	70,787	1,448
	Guaranty Bancshares Inc.	44,800	1,431
	BCB Bancorp Inc.	90,714	1,388
	United Security Bancshares	148,307	1,372
	Timberland Bancorp Inc.	53,513	1,352
	MidSouth Bancorp Inc.	114,685	1,348
*	Provident Bancorp Inc.	59,749	1,344
	Unity Bancorp Inc.	76,575	1,317
	Associated Capital Group Inc. Class A	38,163	1,298
	Hawthorn Bancshares Inc.	61,934	1,288
	First South Bancorp Inc.	77,061	1,275
^	Ohio Valley Banc Corp.	34,846	1,256
	Parke Bancorp Inc.	55,498	1,243
	Citizens Community Bancorp Inc.	87,180	1,219
	Sutherland Asset Management Corp.	81,592	1,212
	Union Bankshares Inc.	25,508	1,212
	C&F Financial Corp.	25,412	1,192
	Kingstone Cos. Inc.	77,799	1,190
*	Consumer Portfolio Services Inc.	261,044	1,188
	American River Bankshares	81,128	1,177
	1st Constitution Bancorp	65,078	1,155
	Chemung Financial Corp.	28,178	1,152
*	Atlantic Coast Financial Corp.	140,531	1,123
*	Health Insurance Innovations Inc. Class A	47,463	1,115
	Prudential Bancorp Inc.	60,329	1,096
	Colony Bankcorp Inc.	79,413	1,088
	Donegal Group Inc. Class B	63,194	1,013
	Great Elm Capital Group Inc.	291,693	992
*	Nicholas Financial Inc.	107,396	991
	Blue Capital Reinsurance Holdings Ltd.	54,146	991
	Premier Financial Bancorp Inc.	47,085	970
	Hennessy Advisors Inc.	62,786	953
	Oak Valley Bancorp	66,347	937
	Five Oaks Investment Corp.	191,870	936
	First Bancshares Inc.	32,953	910
*	HMN Financial Inc.	47,639	855
	Two River Bancorp	44,927	835
*	Malvern Bancorp Inc.	33,943	813
	Old Point Financial Corp.	23,662	778
	Guaranty Federal Bancshares Inc.	36,591	776
^	DNB Financial Corp.	22,013	755
	Federal Agricultural Mortgage Corp. Class A	12,586	749
	Bear State Financial Inc.	78,888	746
^	Norwood Financial Corp.	16,771	709
	Sussex Bancorp	27,544	682
	A-Mark Precious Metals Inc.	37,495	616
	Plumas Bancorp	28,347	604
*	Ashford Inc.	11,848	594
	Citizens Holding Co.	22,634	588
	Crawford & Co. Class A	75,215	585
*	Royal Bancshares of Pennsylvania Inc.	134,386	568
	SB Financial Group Inc.	33,086	562
	First Savings Financial Group Inc.	9,746	534

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Capstar Financial Holdings Inc.	28,161	500
	Fifth Street Asset Management Inc.	98,079	476
	Silvercrest Asset Management Group Inc. Class A	34,347	462
^,*	Walter Investment Management Corp.	475,576	450
	Manhattan Bridge Capital Inc.	74,147	441
*	Select Bancorp Inc.	35,802	438
*	Anchor Bancorp Inc.	16,381	414
*	Sunshine Bancorp Inc.	19,185	409
*	Byline Bancorp Inc.	18,468	370
	FS Bancorp Inc.	8,251	368
*	Central Federal Corp.	155,702	324
	US Global Investors Inc. Class A	209,856	321
	Eagle Bancorp Montana Inc.	16,183	293
	Manning & Napier Inc.	61,877	269
	United Bancshares Inc.	11,489	267
	CB Financial Services Inc.	9,934	259
	Medley Management Inc. Class A	38,692	252
	Greene County Bancorp Inc.	9,080	247
^,*	Patriot National Inc.	114,320	242
	Wolverine Bancorp Inc.	5,954	239
*	Atlanticus Holdings Corp.	88,514	235
*	Paragon Commercial Corp.	3,723	195
	Sound Financial Bancorp Inc.	5,400	164
^,*	Global Brokerage Inc.	82,021	164
	United Community Bancorp	8,074	158
*	Conifer Holdings Inc.	21,788	156
*	Asta Funding Inc.	18,342	150
	HopFed Bancorp Inc.	10,222	150
	IF Bancorp Inc.	7,557	147
*	Magyar Bancorp Inc.	10,365	139
*	Severn Bancorp Inc.	19,055	139
	Southwest Georgia Financial Corp.	6,935	139
*	Coastway Bancorp Inc.	6,430	132
^,*	Middlefield Banc Corp.	2,628	132
*	MSB Financial Corp.	7,376	129
*	TheStreet Inc.	139,673	116
	United Bancorp Inc.	9,360	115
	Bank of South Carolina Corp.	5,642	114
*	Hamilton Bancorp Inc.	7,058	106
	Glen Burnie Bancorp	9,147	99
*	First Acceptance Corp.	82,474	94
*	Peoples Financial Corp.	6,186	85
	Salisbury Bancorp Inc.	1,844	76
	Porter Bancorp Inc.	7,411	76
	Kentucky First Federal Bancorp	7,514	71
^	Oconee Federal Financial Corp.	2,383	66
*	Randolph Bancorp Inc.	3,912	64
	PB Bancorp Inc.	6,001	64
	First Capital Inc.	1,612	51
	Community West Bancshares	4,500	47
	Mackinac Financial Corp.	3,236	45
*	1347 Property Insurance Holdings Inc.	5,528	44
	Bancorp of New Jersey Inc.	2,481	41
	Mid Penn Bancorp Inc.	1,384	38
	Fauquier Bankshares Inc.	1,931	37
^,*	ZAIS Group Holdings Inc.	14,486	34
	First US Bancshares Inc.	2,192	25
*	Patriot National Bancorp Inc.	1,479	24
^	Stewardship Financial Corp.	2,551	24
	Landmark Bancorp Inc.	741	23
*	Bay Bancorp Inc.	2,897	22
*	National Holdings Corp.	7,908	22
*	Village Bank and Trust Financial Corp.	600	19
	Auburn National Bancorporation Inc.	359	13

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	California First National Bancorp	703	13
*	Westbury Bancorp Inc.	600	12
	Value Line Inc.	586	11
	Elmira Savings Bank	431	9
	Wellesley Bank	300	8
	Siebert Financial Corp.	1,836	7
	Summit State Bank	500	7
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	5
	Atlantic American Corp.	1,084	4
*	Broadway Financial Corp.	1,800	4
	Lake Shore Bancorp Inc.	200	3
*	Carver Bancorp Inc.	445	2
	Institutional Financial Markets Inc.	649	1
			9,556,199
Health Care (11.5%)
*	BioMarin Pharmaceutical Inc.	2,204,316	200,196
*	Quintiles IMS Holdings Inc.	1,721,356	154,061
	ResMed Inc.	1,791,448	139,500
*	Jazz Pharmaceuticals plc	760,132	118,201
	Teleflex Inc.	566,050	117,603
*	Alkermes plc	1,936,798	112,276
*	WellCare Health Plans Inc.	562,385	100,982
*	VCA Inc.	1,024,333	94,556
	West Pharmaceutical Services Inc.	931,637	88,058
	STERIS plc	1,070,789	87,269
*	Bioverativ Inc.	1,367,481	82,281
*	Alnylam Pharmaceuticals Inc.	1,026,995	81,913
*	Veeva Systems Inc. Class A	1,335,193	81,861
*	DexCom Inc.	1,093,316	79,976
*	Ionis Pharmaceuticals Inc.	1,567,210	79,724
*	United Therapeutics Corp.	569,232	73,846
*	ABIOMED Inc.	513,612	73,601
*	Exelixis Inc.	2,929,839	72,162
*	MEDNAX Inc.	1,178,466	71,144
*	athenahealth Inc.	501,507	70,487
^,*	Kite Pharma Inc.	636,180	65,953
*	Seattle Genetics Inc.	1,230,611	63,672
^,*	TESARO Inc.	435,651	60,930
	Hill-Rom Holdings Inc.	762,009	60,664
*	Charles River Laboratories International Inc.	595,992	60,285
*	Bio-Rad Laboratories Inc. Class A	260,926	59,050
*	Clovis Oncology Inc.	625,204	58,538
*	Bluebird Bio Inc.	555,064	58,309
*	Catalent Inc.	1,584,228	55,606
*	PAREXEL International Corp.	637,754	55,427
	Bio-Techne Corp.	470,986	55,341
*	Alere Inc.	1,097,075	55,062
	HealthSouth Corp.	1,125,240	54,462
*	Medidata Solutions Inc.	694,099	54,279
^,*	Exact Sciences Corp.	1,494,331	52,854
*	Masimo Corp.	579,482	52,837
*	Neurocrine Biosciences Inc.	1,114,605	51,272
*	NuVasive Inc.	637,821	49,061
^,*	Acadia Healthcare Co. Inc.	965,619	47,682
	Chemed Corp.	206,572	42,250
*	Integra LifeSciences Holdings Corp.	758,926	41,369
*	Portola Pharmaceuticals Inc.	718,091	40,335
*	INC Research Holdings Inc. Class A	680,523	39,811
	Bruker Corp.	1,343,732	38,753
*	Nektar Therapeutics Class A	1,967,883	38,472
*	Insulet Corp.	730,935	37,504
*	Molina Healthcare Inc.	541,075	37,432
*	Akorn Inc.	1,105,607	37,082
*	PRA Health Sciences Inc.	490,412	36,786

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Wright Medical Group NV	1,315,533	36,164
	Cantel Medical Corp.	463,340	36,099
*	Prestige Brands Holdings Inc.	672,705	35,526
*	VWR Corp.	1,074,910	35,483
^,*	Medicines Co.	914,410	34,757
*	Brookdale Senior Living Inc.	2,355,930	34,656
*	LifePoint Health Inc.	507,490	34,078
*	LivaNova plc	552,654	33,828
*	Neogen Corp.	487,664	33,702
^,*	ACADIA Pharmaceuticals Inc.	1,201,693	33,515
*	ICU Medical Inc.	188,881	32,582
*	Ironwood Pharmaceuticals Inc. Class A	1,687,197	31,854
*	Sage Therapeutics Inc.	397,622	31,667
*	Puma Biotechnology Inc.	356,053	31,119
*	Ultragenyx Pharmaceutical Inc.	490,608	30,472
*	Globus Medical Inc.	918,207	30,439
^,*	OPKO Health Inc.	4,619,483	30,396
*	Penumbra Inc.	343,077	30,105
^,*	Ligand Pharmaceuticals Inc.	244,067	29,630
*	Allscripts Healthcare Solutions Inc.	2,311,971	29,501
^,*	Juno Therapeutics Inc.	969,434	28,976
*	Endo International plc	2,520,056	28,149
*	HealthEquity Inc.	559,533	27,882
*	Supernus Pharmaceuticals Inc.	638,498	27,519
*	Agios Pharmaceuticals Inc.	530,305	27,284
^,*	Intercept Pharmaceuticals Inc.	222,616	26,952
*	Haemonetics Corp.	663,555	26,204
^,*	Prothena Corp. plc	481,570	26,063
	Owens & Minor Inc.	774,671	24,937
*	Cambrex Corp.	409,858	24,489
*	Horizon Pharma plc	2,045,481	24,280
*	Pacira Pharmaceuticals Inc.	508,190	24,241
*	Merit Medical Systems Inc.	622,573	23,751
*	Premier Inc. Class A	657,910	23,685
*	AMN Healthcare Services Inc.	605,818	23,657
*	Avexis Inc.	287,659	23,634
*	Aerie Pharmaceuticals Inc.	448,738	23,581
*	FibroGen Inc.	728,572	23,533
*	Halyard Health Inc.	597,746	23,479
^,*	Myriad Genetics Inc.	867,943	22,428
*	Amedisys Inc.	353,978	22,233
*	Blueprint Medicines Corp.	437,847	22,186
*	Magellan Health Inc.	299,151	21,808
*	Nevro Corp.	290,559	21,626
*	Sarepta Therapeutics Inc.	640,966	21,607
*	Radius Health Inc.	472,696	21,380
*	Spectranetics Corp.	552,998	21,235
^,*	Halozyme Therapeutics Inc.	1,648,947	21,139
*	Select Medical Holdings Corp.	1,355,949	20,814
*	Omnicell Inc.	465,804	20,076
*	HMS Holdings Corp.	1,076,893	19,923
^,*	Tenet Healthcare Corp.	1,018,696	19,702
*	Inogen Inc.	203,900	19,456
^,*	Theravance Biopharma Inc.	487,966	19,441
*	Repligen Corp.	466,427	19,329
^,*	MiMedx Group Inc.	1,284,652	19,231
*	NxStage Medical Inc.	762,991	19,128
*	Loxo Oncology Inc.	236,657	18,978
^,*	Intrexon Corp.	777,546	18,731
^,*	Amicus Therapeutics Inc.	1,806,697	18,193
*	Array BioPharma Inc.	2,153,750	18,027
*	Tivity Health Inc.	421,590	16,800
*	Spark Therapeutics Inc.	280,116	16,734
	CONMED Corp.	322,071	16,406

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Teladoc Inc.	467,598	16,226
*	Varex Imaging Corp.	478,589	16,176
*	Natus Medical Inc.	420,599	15,688
	Abaxis Inc.	290,560	15,405
*	Integer Holdings Corp.	353,049	15,269
*	Impax Laboratories Inc.	943,323	15,187
*	Emergent BioSolutions Inc.	439,607	14,907
*	Community Health Systems Inc.	1,454,179	14,484
*	Momenta Pharmaceuticals Inc.	843,184	14,250
*	Evolent Health Inc. Class A	548,651	13,908
*	Insmed Inc.	794,670	13,637
*	Cardiovascular Systems Inc.	422,670	13,623
	Ensign Group Inc.	622,481	13,551
*	LHC Group Inc.	194,371	13,196
*	Innoviva Inc.	996,890	12,760
^,*	Synergy Pharmaceuticals Inc.	2,840,393	12,640
	Kindred Healthcare Inc.	1,083,793	12,626
*	OraSure Technologies Inc.	723,807	12,493
*	Corcept Therapeutics Inc.	1,050,784	12,399
*	Acceleron Pharma Inc.	406,455	12,352
*	BioTelemetry Inc.	360,761	12,067
	Atrion Corp.	18,667	12,008
	Analogic Corp.	163,253	11,860
*	Acorda Therapeutics Inc.	588,818	11,600
^,*	Immunomedics Inc.	1,282,849	11,328
*	Cotiviti Holdings Inc.	302,879	11,249
*	Dermira Inc.	384,089	11,192
*	Global Blood Therapeutics Inc.	407,038	11,132
^,*	Inovalon Holdings Inc. Class A	844,603	11,107
^,*	TherapeuticsMD Inc.	2,101,924	11,077
*	Five Prime Therapeutics Inc.	366,470	11,034
*	K2M Group Holdings Inc.	449,954	10,961
*	Orthofix International NV	232,447	10,804
*	PharMerica Corp.	405,952	10,656
	Luminex Corp.	502,548	10,614
*	Quality Systems Inc.	602,715	10,373
^,*	Omeros Corp.	516,776	10,286
*	Quidel Corp.	375,976	10,204
*	Xencor Inc.	473,773	10,001
^,*	ZIOPHARM Oncology Inc.	1,598,374	9,942
^,*	Keryx Biopharmaceuticals Inc.	1,365,652	9,874
	US Physical Therapy Inc.	163,000	9,845
*	Almost Family Inc.	159,038	9,805
^,*	Lexicon Pharmaceuticals Inc.	588,720	9,684
^,*	Esperion Therapeutics Inc.	209,201	9,682
*	AtriCure Inc.	397,561	9,641
*	Vanda Pharmaceuticals Inc.	588,446	9,592
*	Anika Therapeutics Inc.	192,008	9,474
	Phibro Animal Health Corp. Class A	248,592	9,210
*	Intersect ENT Inc.	325,890	9,109
	Meridian Bioscience Inc.	569,312	8,967
*	HealthStream Inc.	334,841	8,813
*	Vocera Communications Inc.	333,171	8,802
*	Retrophin Inc.	453,032	8,784
^,*	Accelerate Diagnostics Inc.	316,876	8,667
*	Depomed Inc.	796,008	8,549
	National HealthCare Corp.	121,664	8,533
^,*	Achaogen Inc.	387,338	8,417
*	Genomic Health Inc.	256,512	8,349
*	Diplomat Pharmacy Inc.	562,782	8,329
*	Sangamo Therapeutics Inc.	945,063	8,317
*	Heska Corp.	80,977	8,265
*	Amphastar Pharmaceuticals Inc.	461,195	8,237
^,*	ImmunoGen Inc.	1,152,373	8,193

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	PTC Therapeutics Inc.	442,990	8,120
*	Eagle Pharmaceuticals Inc.	102,572	8,092
*	AMAG Pharmaceuticals Inc.	437,501	8,050
*	Providence Service Corp.	158,374	8,015
^,*	Heron Therapeutics Inc.	570,342	7,899
*	Epizyme Inc.	515,230	7,780
*	SciClone Pharmaceuticals Inc.	698,876	7,688
^,*	Lannett Co. Inc.	374,440	7,639
*	GenMark Diagnostics Inc.	639,254	7,562
*	CryoLife Inc.	375,824	7,498
*	AngioDynamics Inc.	456,279	7,396
^,*	Revance Therapeutics Inc.	273,231	7,213
*	Achillion Pharmaceuticals Inc.	1,550,125	7,115
*	MacroGenics Inc.	404,495	7,083
^,*	Inovio Pharmaceuticals Inc.	898,139	7,041
*	Cytokinetics Inc.	579,431	7,011
*	Spectrum Pharmaceuticals Inc.	923,956	6,883
^,*	Foundation Medicine Inc.	172,636	6,862
*	Arena Pharmaceuticals Inc.	395,887	6,679
*	Otonomy Inc.	352,635	6,647
*	Enanta Pharmaceuticals Inc.	183,125	6,589
	Landauer Inc.	125,877	6,583
*	REGENXBIO Inc.	327,566	6,469
^,*	Alder Biopharmaceuticals Inc.	563,766	6,455
*	Coherus Biosciences Inc.	444,965	6,385
^,*	La Jolla Pharmaceutical Co.	212,889	6,338
*	Akebia Therapeutics Inc.	437,620	6,289
*	Progenics Pharmaceuticals Inc.	921,223	6,255
^,*	TG Therapeutics Inc.	617,326	6,204
*	Paratek Pharmaceuticals Inc.	257,164	6,198
*	Aimmune Therapeutics Inc.	301,267	6,194
^,*	Flexion Therapeutics Inc.	306,184	6,191
*	Enzo Biochem Inc.	557,121	6,151
*	Albany Molecular Research Inc.	281,465	6,108
*	AxoGen Inc.	362,730	6,076
*	Glaukos Corp.	144,862	6,007
^,*	Antares Pharma Inc.	1,846,619	5,946
^,*	Geron Corp.	2,142,085	5,934
	Aceto Corp.	380,301	5,876
*	NeoGenomics Inc.	655,378	5,872
^,*	Dynavax Technologies Corp.	595,648	5,748
*	BioCryst Pharmaceuticals Inc.	1,023,559	5,691
*	Lantheus Holdings Inc.	317,920	5,611
*	Cross Country Healthcare Inc.	430,292	5,555
*	Surgery Partners Inc.	240,308	5,467
*	Intra-Cellular Therapies Inc. Class A	438,567	5,447
	Invacare Corp.	411,618	5,433
*	Capital Senior Living Corp.	355,267	5,404
*	Ignyta Inc.	521,489	5,397
*	Versartis Inc.	309,295	5,397
^,*	Teligent Inc.	586,057	5,362
*	PDL BioPharma Inc.	2,152,495	5,317
*	Surmodics Inc.	187,600	5,281
*	Triple-S Management Corp. Class B	311,145	5,261
^,*	Cara Therapeutics Inc.	341,845	5,261
*	Accuray Inc.	1,097,507	5,213
^,*	Endologix Inc.	1,059,426	5,149
	LeMaitre Vascular Inc.	163,016	5,089
^,*	Rockwell Medical Inc.	630,858	5,003
^,*	Editas Medicine Inc.	293,621	4,927
*	Calithera Biosciences Inc.	329,678	4,896
*	Iovance Biotherapeutics Inc.	665,943	4,895
*	CorVel Corp.	102,030	4,841
*	ANI Pharmaceuticals Inc.	103,218	4,831

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Audentes Therapeutics Inc.	244,175	4,671
*	Cutera Inc.	178,652	4,627
*	CytomX Therapeutics Inc.	298,449	4,626
*	Aclaris Therapeutics Inc.	170,479	4,623
^	Computer Programs & Systems Inc.	140,949	4,623
^,*	Zogenix Inc.	318,022	4,611
^,*	Aduro Biotech Inc.	403,848	4,604
^,*	BioTime Inc.	1,448,554	4,563
*	RTI Surgical Inc.	769,011	4,499
*	Exactech Inc.	144,775	4,314
*	Rigel Pharmaceuticals Inc.	1,576,644	4,304
^,*	BioScrip Inc.	1,533,096	4,162
*	Karyopharm Therapeutics Inc.	455,146	4,119
^,*	Novavax Inc.	3,544,435	4,076
^,*	Insys Therapeutics Inc.	320,237	4,051
*	iRhythm Technologies Inc.	95,327	4,050
*	STAAR Surgical Co.	369,430	3,990
*	Pacific Biosciences of California Inc.	1,104,314	3,931
*	Agenus Inc.	997,713	3,901
^,*	Invitae Corp.	402,826	3,851
^,*	Aquinox Pharmaceuticals Inc.	271,383	3,818
*	Assembly Biosciences Inc.	180,795	3,733
^,*	Atara Biotherapeutics Inc.	264,999	3,710
*	Civitas Solutions Inc.	208,378	3,647
*	Addus HomeCare Corp.	97,864	3,641
^,*	Adamas Pharmaceuticals Inc.	206,761	3,616
*	RadNet Inc.	463,173	3,590
^,*	Bellicum Pharmaceuticals Inc.	306,686	3,582
*	Natera Inc.	328,689	3,570
*	Tetraphase Pharmaceuticals Inc.	499,997	3,565
*	GlycoMimetics Inc.	319,332	3,564
*	NanoString Technologies Inc.	211,517	3,498
^,*	Cerus Corp.	1,377,742	3,458
*	Sucampo Pharmaceuticals Inc. Class A	328,238	3,446
^,*	Celldex Therapeutics Inc.	1,344,689	3,321
^,*	Collegium Pharmaceutical Inc.	262,915	3,289
^,*	Organovo Holdings Inc.	1,236,956	3,253
*	Chimerix Inc.	586,863	3,198
^,*	Seres Therapeutics Inc.	279,416	3,157
*	Aratana Therapeutics Inc.	426,659	3,085
^,*	Reata Pharmaceuticals Inc. Class A	96,302	3,047
*	R1 RCM Inc.	806,086	3,023
*	Curis Inc.	1,588,633	3,003
*	Medpace Holdings Inc.	103,108	2,990
^,*	Advaxis Inc.	458,373	2,975
*	Cempra Inc.	641,205	2,950
*	Edge Therapeutics Inc.	282,108	2,894
*	BioSpecifics Technologies Corp.	57,123	2,828
^,*	American Renal Associates Holdings Inc.	152,277	2,825
*	MyoKardia Inc.	210,848	2,762
*	WaVe Life Sciences Ltd.	148,373	2,760
^,*	Idera Pharmaceuticals Inc.	1,603,118	2,757
*	Durect Corp.	1,764,447	2,753
*	ChemoCentryx Inc.	291,070	2,724
*	Cascadian Therapeutics Inc.	730,797	2,715
*	Concert Pharmaceuticals Inc.	194,300	2,710
^,*	Ocular Therapeutix Inc.	280,429	2,600
^,*	Anavex Life Sciences Corp.	483,506	2,572
^,*	NantKwest Inc.	338,774	2,571
*	Stemline Therapeutics Inc.	279,102	2,568
^,*	ViewRay Inc.	396,179	2,563
*	FONAR Corp.	91,654	2,543
*	Entellus Medical Inc.	152,780	2,530
^,*	Pulse Biosciences Inc.	71,241	2,460

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Syndax Pharmaceuticals Inc.	174,971	2,444
*	Castlight Health Inc. Class B	587,545	2,438
	National Research Corp. Class A	90,022	2,422
*	Biohaven Pharmaceutical Holding Co. Ltd.	95,631	2,391
^,*	Corbus Pharmaceuticals Holdings Inc.	375,877	2,368
	Utah Medical Products Inc.	32,646	2,364
^,*	Zynerba Pharmaceuticals Inc.	136,785	2,321
^,*	Catalyst Pharmaceuticals Inc.	812,303	2,242
*	ConforMIS Inc.	501,205	2,150
^,*	MediciNova Inc.	405,665	2,134
*	Veracyte Inc.	253,683	2,113
^,*	Athersys Inc.	1,385,391	2,092
*	Minerva Neurosciences Inc.	236,070	2,089
*	NewLink Genetics Corp.	281,288	2,067
*	Cymabay Therapeutics Inc.	353,962	2,039
*	AVEO Pharmaceuticals Inc.	916,475	2,035
^,*	BioDelivery Sciences International Inc.	724,172	2,028
^,*	Conatus Pharmaceuticals Inc.	350,127	2,017
^,*	Abeona Therapeutics Inc.	310,963	1,990
	Psychemedics Corp.	78,603	1,961
*	Sientra Inc.	200,988	1,954
	Merrimack Pharmaceuticals Inc.	1,574,682	1,953
^,*	Sorrento Therapeutics Inc.	960,156	1,920
*	Corium International Inc.	249,501	1,861
*	Peregrine Pharmaceuticals Inc.	2,973,857	1,808
^,*	Fortress Biotech Inc.	373,802	1,776
*	Tactile Systems Technology Inc.	61,784	1,766
*	Immune Design Corp.	180,503	1,760
^,*	Arrowhead Pharmaceuticals Inc.	1,045,729	1,694
*	SeaSpine Holdings Corp.	145,776	1,679
*	Ra Pharmaceuticals Inc.	88,875	1,666
*	Nuvectra Corp.	120,962	1,606
*	Fluidigm Corp.	396,858	1,603
*	Clearside Biomedical Inc.	173,996	1,585
^,*	Corindus Vascular Robotics Inc.	851,910	1,585
*	Recro Pharma Inc.	220,869	1,553
*	Kindred Biosciences Inc.	180,249	1,550
*	Quorum Health Corp.	373,165	1,549
*	Syros Pharmaceuticals Inc.	95,466	1,536
^,*	Genocea Biosciences Inc.	291,548	1,522
	Digirad Corp.	363,958	1,474
*	Harvard Bioscience Inc.	576,844	1,471
*	Alliance HealthCare Services Inc.	105,556	1,404
^,*	Adamis Pharmaceuticals Corp.	269,829	1,403
^,*	Neos Therapeutics Inc.	189,440	1,383
*	Corvus Pharmaceuticals Inc.	113,808	1,377
*	Selecta Biosciences Inc.	68,466	1,360
^,*	Matinas BioPharma Holdings Inc.	797,345	1,348
^,*	Vericel Corp.	408,035	1,347
*	Intellia Therapeutics Inc.	83,558	1,337
*	Trevena Inc.	569,361	1,310
*	IRIDEX Corp.	132,194	1,307
*	MEI Pharma Inc.	546,094	1,305
^,*	VIVUS Inc.	1,058,631	1,292
*	Invuity Inc.	173,528	1,258
^,*	Tocagen Inc.	103,400	1,244
	Simulations Plus Inc.	100,110	1,236
*	Ardelyx Inc.	233,339	1,190
^,*	XBiotech Inc.	250,010	1,175
*	Protagonist Therapeutics Inc.	102,970	1,165
*	Jounce Therapeutics Inc.	82,957	1,164
^,*	CytoSorbents Corp.	269,196	1,158
*	AnaptysBio Inc.	48,157	1,152
*	Ophthotech Corp.	441,221	1,130

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Zafgen Inc.	318,925	1,119
^,*	InVivo Therapeutics Holdings Corp.	407,298	1,100
*	ChromaDex Corp.	286,800	1,096
^,*	Mirati Therapeutics Inc.	293,851	1,073
^,*	CytRx Corp.	1,641,367	1,029
*	Infinity Pharmaceuticals Inc.	655,158	1,029
^,*	Cidara Therapeutics Inc.	133,145	999
*	Verastem Inc.	456,924	996
*	Vital Therapies Inc.	341,948	992
^,*	BrainStorm Cell Therapeutics Inc.	238,370	992
^,*	Asterias Biotherapeutics Inc.	275,870	979
*	Pfenex Inc.	241,554	969
^,*	Navidea Biopharmaceuticals Inc.	1,886,080	962
^,*	CTI BioPharma Corp.	287,577	952
^,*	AcelRx Pharmaceuticals Inc.	439,943	946
*	OncoMed Pharmaceuticals Inc.	283,430	944
*	Viveve Medical Inc.	129,354	929
*	Endocyte Inc.	615,889	924
^,*	Fate Therapeutics Inc.	283,843	920
^,*	Galectin Therapeutics Inc.	367,170	903
^,*	Rexahn Pharmaceuticals Inc.	313,055	895
*	Tabula Rasa HealthCare Inc.	58,284	877
^,*	TransEnterix Inc.	1,208,287	858
*	Proteostasis Therapeutics Inc.	182,517	854
^,*	Actinium Pharmaceuticals Inc.	696,636	850
^,*	Agile Therapeutics Inc.	224,558	842
*	OvaScience Inc.	534,845	834
*	Kura Oncology Inc.	88,297	821
^,*	T2 Biosystems Inc.	252,352	810
*	pSivida Corp.	462,125	790
*	Applied Genetic Technologies Corp.	153,684	784
^,*	Palatin Technologies Inc.	1,806,704	777
^,*	Cancer Genetics Inc.	195,543	772
^,*	Senseonics Holdings Inc.	427,246	769
^,*	Cellular Biomedicine Group Inc.	85,451	748
*	Juniper Pharmaceuticals Inc.	146,276	739
^,*	MannKind Corp.	513,317	724
^,*	Axsome Therapeutics Inc.	126,538	696
^,*	VolitionRX Ltd.	195,994	694
^,*	Synthetic Biologics Inc.	1,226,752	694
*	aTyr Pharma Inc.	199,037	687
^,*	Obalon Therapeutics Inc.	69,002	684
*	Voyager Therapeutics Inc.	76,209	683
*	Bovie Medical Corp.	274,480	678
^,*	Alimera Sciences Inc.	487,165	677
^,*	Neuralstem Inc.	116,245	673
^,*	iRadimed Corp.	76,545	658
*	Icad Inc.	154,617	648
*	Dicerna Pharmaceuticals Inc.	201,078	637
^,*	Lipocine Inc.	156,781	630
*	Adverum Biotechnologies Inc.	250,858	627
^,*	Zosano Pharma Corp.	439,072	619
*	AAC Holdings Inc.	89,144	618
*	Albireo Pharma Inc.	28,739	592
*	ContraFect Corp.	407,300	591
*	Cumberland Pharmaceuticals Inc.	83,070	587
^,*	NanoViricides Inc.	434,769	587
*	CryoPort Inc.	114,566	564
^,*	SCYNEXIS Inc.	311,844	558
*	Sharps Compliance Corp.	123,176	521
*	vTv Therapeutics Inc. Class A	101,783	506
*	Flex Pharma Inc.	130,680	503
^,*	Regulus Therapeutics Inc.	503,816	497
*	Madrigal Pharmaceuticals Inc.	29,913	486

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Pernix Therapeutics Holdings Inc.	120,870	486
^,*	ContraVir Pharmaceuticals Inc.	831,261	482
*	Sunesis Pharmaceuticals Inc.	177,016	478
^,*	Titan Pharmaceuticals Inc.	247,753	471
*	Aptevo Therapeutics Inc.	226,875	470
*	Biolase Inc.	468,753	455
*	ArQule Inc.	349,469	433
^,*	Dimension Therapeutics Inc.	296,385	430
^,*	Second Sight Medical Products Inc.	337,963	426
^,*	Imprimis Pharmaceuticals Inc.	132,405	424
^,*	Ekso Bionics Holdings Inc.	179,018	415
^,*	Egalet Corp.	174,644	414
^,*	IsoRay Inc.	650,506	407
*	G1 Therapeutics Inc.	23,100	403
*	Electromed Inc.	71,985	398
*	Evoke Pharma Inc.	155,182	397
*	Sonoma Pharmaceuticals Inc.	58,210	385
*	Fibrocell Science Inc.	95,867	384
^,*	Kadmon Holdings Inc.	98,152	382
*	Nivalis Therapeutics Inc.	144,666	349
^,*	Immune Pharmaceuticals Inc.	110,702	344
^,*	Eiger BioPharmaceuticals Inc.	43,531	344
*	Chembio Diagnostics Inc.	55,638	337
*	Cytori Therapeutics Inc.	300,331	330
^,*	Biocept Inc.	239,275	328
*	Threshold Pharmaceuticals Inc.	831,434	327
^,*	Trovagene Inc.	257,402	324
*	Mersana Therapeutics Inc.	23,125	323
^,*	BioPharmX Corp.	670,954	321
^,*	Tonix Pharmaceuticals Holding Corp.	74,121	321
*	Misonix Inc.	32,465	313
*	Aevi Genomic Medicine Inc.	233,803	311
*	Spring Bank Pharmaceuticals Inc.	22,654	307
^,*	Ampio Pharmaceuticals Inc.	586,009	305
^	Pain Therapeutics Inc.	72,357	298
*	Ovid therapeutics Inc.	27,750	291
*	Altimmune Inc.	90,952	291
^,*	iBio Inc.	749,163	289
^,*	Ohr Pharmaceutical Inc.	439,700	281
*	Five Star Senior Living Inc.	185,963	279
*	Tandem Diabetes Care Inc.	347,462	278
*	Caladrius Biosciences Inc.	59,539	277
^,*	Savara Inc.	46,565	274
^,*	Novan Inc.	67,211	271
*	KemPharm Inc.	67,426	270
^,*	Bio-Path Holdings Inc.	684,076	266
	MGC Diagnostics Corp.	30,659	260
*	Genesis Healthcare Inc.	147,046	256
^,*	Delcath Systems Inc.	1,285,563	253
^,*	GTx Inc.	47,457	251
^,*	EnteroMedics Inc.	49,698	248
^,*	Galena Biopharma Inc.	427,396	248
*	Athenex Inc.	15,426	247
^,*	Tenax Therapeutics Inc.	325,595	241
^,*	Cellectar Biosciences Inc.	147,078	240
^,*	Pulmatrix Inc.	99,318	239
^,*	OncoSec Medical Inc.	197,690	235
^,*	CorMedix Inc.	543,684	233
^,*	Eleven Biotherapeutics Inc.	145,556	229
^,*	CEL-SCI Corp.	97,959	218
	Catalyst Biosciences Inc.	43,591	203
^,*	Anthera Pharmaceuticals Inc.	121,960	198
^,*	Alphatec Holdings Inc.	102,092	192
^,*	Cesca Therapeutics Inc.	60,837	192

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Heat Biologics Inc.	310,269	189
*	Bioanalytical Systems Inc.	111,396	188
*	Tracon Pharmaceuticals Inc.	74,744	179
^,*	Onconova Therapeutics Inc.	82,487	178
*	Aldeyra Therapeutics Inc.	37,850	178
*	Vical Inc.	63,485	172
^,*	Biostage Inc.	415,472	171
^,*	Moleculin Biotech Inc.	91,461	171
^,*	Viking Therapeutics Inc.	149,989	162
*	Bioptix Inc.	39,392	161
*	Gemphire Therapeutics Inc.	12,454	161
^,*	HTG Molecular Diagnostics Inc.	60,091	160
^,*	Champions Oncology Inc.	60,632	157
^,*	Oncocyte Corp.	30,109	157
*	Aviragen Therapeutics Inc.	222,449	149
^,*	Amedica Corp.	392,809	149
^,*	Skyline Medical Inc.	99,825	147
^,*	Apricus Biosciences Inc.	128,058	145
^,*	CombiMatrix Corp.	27,245	144
^,*	Argos Therapeutics Inc.	396,341	144
*	Histogenics Corp.	78,141	141
^,*	KalVista Pharmaceuticals Inc.	18,720	135
^,*	XOMA Corp.	19,001	133
*	Repros Therapeutics Inc.	288,617	133
^,*	Bellerophon Therapeutics Inc.	99,062	133
^,*	Avinger Inc.	289,948	130
^,*	Proteon Therapeutics Inc.	81,784	127
*	AdCare Health Systems Inc.	126,822	122
*	Aeglea BioTherapeutics Inc.	31,691	122
^,*	Cyclacel Pharmaceuticals Inc.	32,007	121
^,*	Hemispherx Biopharma Inc.	242,563	121
*	Dova Pharmaceuticals Inc.	5,408	121
*	OncoGenex Pharmaceuticals Inc.	330,518	119
*	Vermillion Inc.	63,693	117
*	Retractable Technologies Inc.	90,837	116
^,*	Microbot Medical Inc.	81,131	115
^,*	BioLife Solutions Inc.	46,312	111
^,*	AquaBounty Technologies Inc.	13,363	107
*	Mirna Therapeutics Inc.	59,953	101
^,*	EyeGate Pharmaceuticals Inc.	73,949	101
*	CAS Medical Systems Inc.	86,382	99
*	SunLink Health Systems Inc.	59,252	98
^,*	NovaBay Pharmaceuticals Inc.	25,142	97
^,*	Celsion Corp.	46,397	95
*	Aradigm Corp.	70,143	95
^,*	ADMA Biologics Inc.	24,289	93
^,*	Akers Biosciences Inc.	68,425	89
^,*	TearLab Corp. Class A	49,452	83
*	CASI Pharmaceuticals Inc.	78,907	83
*	Chiasma Inc.	56,903	82
^,*	Wright Medical Group Inc. CVR	52,493	80
^,*	Medical Transcription Billing Corp.	55,080	78
^,*	PhaseRx Inc.	74,704	71
^,*	OpGen Inc.	109,363	70
*	Fulgent Genetics Inc.	10,935	70
^,*	Soligenix Inc.	33,016	69
^,*	Jaguar Animal Health Inc.	126,068	67
^,*	Aethlon Medical Inc.	31,051	66
^,*	Ritter Pharmaceuticals Inc.	118,329	66
^,*	Novus Therapeutics Inc.	11,188	65
	Kewaunee Scientific Corp.	2,595	65
^,*	Neothetics Inc.	118,254	64
*	InfuSystem Holdings Inc.	35,033	63
*	Miragen Therapeutics Inc.	4,704	61

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Marinus Pharmaceuticals Inc.	43,157	59
^,*	Interpace Diagnostics Group Inc.	65,011	58
	National Research Corp. Class B	1,200	57
^,*	Ocera Therapeutics Inc.	48,417	56
*	Roka Bioscience Inc.	20,286	54
^,*	ImmunoCellular Therapeutics Ltd.	61,518	54
	Daxor Corp.	8,705	53
^,*	Opexa Therapeutics Inc.	78,388	51
*	Connecture Inc.	73,409	45
^,*	Dextera Surgical Inc.	150,852	45
*	Strata Skin Sciences Inc.	18,012	44
^,*	Alliqua BioMedical Inc.	111,906	41
*	Cogentix Medical Inc.	23,783	41
*	ProPhase Labs Inc.	19,457	41
^,*	Cerulean Pharma Inc.	91,065	40
^,*	Atossa Genetics Inc. Class A	75,892	39
^,*	Xtant Medical Holdings Inc.	58,150	39
^,*	PhotoMedex Inc.	31,616	37
^,*	CHF Solutions Inc.	34,619	36
*	Presbia plc	15,595	36
*	Oragenics Inc.	94,204	35
*	Aileron Therapeutics Inc.	3,124	35
*	ARCA biopharma Inc.	14,067	34
^,*	Cerecor Inc.	52,361	30
*	Soleno Therapeutics Inc.	58,014	30
*	Pro-Dex Inc.	4,785	29
^,*	Orexigen Therapeutics Inc.	9,351	27
^,*	DarioHealth Corp.	10,999	24
^,*	Medovex Corp.	26,905	24
^,*	Capricor Therapeutics Inc.	27,897	23
*	American Shared Hospital Services	5,676	22
*	Ligand Pharmaceuticals Glucagon Inc. Rights	395,811	22
*	Catabasis Pharmaceuticals Inc.	10,800	15
^,*	Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017	28,992	14
^,*	TapImmune Inc.	3,006	12
	Allied Healthcare Products Inc.	3,960	11
^,*	RXi Pharmaceuticals Corp.	17,974	11
	Diversicare Healthcare Services Inc.	953	9
^,*	Apollo Endosurgery Inc.	1,022	8
^,*	MabVax Therapeutics Holdings Inc.	5,553	8
*	AmpliPhi Biosciences Corp.	7,829	6
^,*	InspireMD Inc.	9,106	6
*	CareDx Inc.	4,683	5
*	VistaGen Therapeutics Inc.	2,472	5
*	Micron Solutions Inc.	1,175	5
^,*	Oncobiologics Inc.	3,992	4
*	Ligand Pharmaceuticals Beta Inc. Rights	395,811	4
*	Joint Corp.	900	3
*	Ligand Pharmaceuticals General Inc. Rights	395,811	2
*	Ligand Pharmaceuticals Roche Inc. Rights	395,811	2
*	Inotek Pharmaceuticals Corp.	100	—
			6,599,927
Industrials (13.2%)
	IDEX Corp.	965,051	109,060
	Huntington Ingalls Industries Inc.	581,351	108,224
	AO Smith Corp.	1,855,495	104,520
	Wabtec Corp.	1,088,172	99,568
*	JetBlue Airways Corp.	4,202,710	95,948
	Owens Corning	1,410,377	94,382
	ManpowerGroup Inc.	842,263	94,039
*	Sensata Technologies Holding NV	2,161,983	92,360
	Toro Co.	1,323,898	91,733
*	Middleby Corp.	727,476	88,396
	Lennox International Inc.	475,907	87,396

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Spirit AeroSystems Holdings Inc. Class A	1,508,126	87,381
	Old Dominion Freight Line Inc.	867,499	82,621
	Nordson Corp.	677,182	82,156
*	Copart Inc.	2,574,579	81,846
*	WABCO Holdings Inc.	638,438	81,407
	Carlisle Cos. Inc.	816,956	77,938
*	HD Supply Holdings Inc.	2,538,564	77,756
	Graco Inc.	699,642	76,457
	Donaldson Co. Inc.	1,678,680	76,447
	Macquarie Infrastructure Corp.	953,534	74,757
	Hubbell Inc. Class B	649,082	73,457
	KAR Auction Services Inc.	1,736,863	72,896
	Orbital ATK Inc.	731,698	71,970
	Lincoln Electric Holdings Inc.	777,939	71,640
	Allison Transmission Holdings Inc.	1,909,135	71,612
*	TransUnion	1,560,506	67,585
*	XPO Logistics Inc.	1,025,711	66,292
	Oshkosh Corp.	935,116	64,411
*	AECOM	1,962,313	63,442
	BWX Technologies Inc.	1,254,931	61,178
	Watsco Inc.	380,097	58,611
	Hexcel Corp.	1,108,094	58,496
*	Teledyne Technologies Inc.	445,549	56,874
	AGCO Corp.	837,912	56,467
	Trinity Industries Inc.	1,919,188	53,795
*	Genesee & Wyoming Inc. Class A	772,818	52,853
	Curtiss-Wright Corp.	562,476	51,624
	Crane Co.	639,138	50,735
	Dun & Bradstreet Corp.	463,729	50,152
	Rollins Inc.	1,220,756	49,697
	EMCOR Group Inc.	757,781	49,544
*	Colfax Corp.	1,242,316	48,910
	MSC Industrial Direct Co. Inc. Class A	567,722	48,801
	Ryder System Inc.	670,922	48,293
	Woodward Inc.	701,210	47,388
	Regal Beloit Corp.	568,352	46,349
	Terex Corp.	1,226,029	45,976
*	Spirit Airlines Inc.	882,440	45,578
*	Kirby Corp.	680,337	45,481
	Air Lease Corp. Class A	1,206,916	45,090
	Landstar System Inc.	525,645	44,995
	ITT Inc.	1,111,673	44,667
	Healthcare Services Group Inc.	930,845	43,591
	Valmont Industries Inc.	286,645	42,882
	Deluxe Corp.	606,337	41,971
	Timken Co.	876,145	40,522
	EnerSys	548,626	39,748
	John Bean Technologies Corp.	400,622	39,261
	Brink's Co.	570,485	38,222
*	Univar Inc.	1,290,831	37,692
	Kennametal Inc.	1,007,016	37,683
*	MasTec Inc.	833,336	37,625
*	Beacon Roofing Supply Inc.	761,554	37,316
	Barnes Group Inc.	636,450	37,251
*	Clean Harbors Inc.	659,932	36,844
*	Esterline Technologies Corp.	377,583	35,795
	Pitney Bowes Inc.	2,358,004	35,606
*	Dycom Industries Inc.	394,803	35,343
	HEICO Corp. Class A	560,417	34,774
*	WageWorks Inc.	499,033	33,535
*	Welbilt Inc.	1,767,221	33,312
*	On Assignment Inc.	614,401	33,270
	Tetra Tech Inc.	726,123	33,220
*	USG Corp.	1,141,987	33,140

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	KLX Inc.	661,226	33,061
	MSA Safety Inc.	395,330	32,089
*	Hawaiian Holdings Inc.	682,034	32,021
	GATX Corp.	497,466	31,972
	Knight Transportation Inc.	838,750	31,076
*	RBC Bearings Inc.	304,287	30,964
*	WESCO International Inc.	525,912	30,135
*	Rexnord Corp.	1,296,024	30,133
*	Moog Inc. Class A	410,974	29,475
	ABM Industries Inc.	709,494	29,458
	Hillenbrand Inc.	812,534	29,332
	Applied Industrial Technologies Inc.	496,625	29,326
*	Avis Budget Group Inc.	1,066,891	29,094
*	Generac Holdings Inc.	801,810	28,969
*	Masonite International Corp.	382,598	28,886
	UniFirst Corp.	199,841	28,118
*	Swift Transportation Co.	1,051,464	27,864
	KBR Inc.	1,800,149	27,398
*	Armstrong World Industries Inc.	589,434	27,114
*	DigitalGlobe Inc.	790,508	26,324
*	Advisory Board Co.	510,703	26,301
*	Mercury Systems Inc.	606,053	25,509
	Matthews International Corp. Class A	416,039	25,482
*	Trex Co. Inc.	372,524	25,205
	AMERCO	68,723	25,157
^	Chicago Bridge & Iron Co. NV	1,270,073	25,059
	Korn/Ferry International	721,757	24,922
	HEICO Corp.	345,178	24,798
	Granite Construction Inc.	497,577	24,003
	Mueller Water Products Inc. Class A	2,051,532	23,962
	Herman Miller Inc.	768,738	23,370
	SkyWest Inc.	659,768	23,158
	Allegiant Travel Co. Class A	168,489	22,847
	Universal Forest Products Inc.	258,636	22,581
	Simpson Manufacturing Co. Inc.	516,102	22,559
	Mueller Industries Inc.	739,767	22,526
	HNI Corp.	561,926	22,404
^	Covanta Holding Corp.	1,669,535	22,038
*	NOW Inc.	1,356,391	21,811
	Watts Water Technologies Inc. Class A	344,538	21,775
*	Navistar International Corp.	818,755	21,476
*	SiteOne Landscape Supply Inc.	406,496	21,162
	Forward Air Corp.	393,072	20,943
*	Proto Labs Inc.	310,624	20,889
	Brady Corp. Class A	608,634	20,633
	Apogee Enterprises Inc.	362,894	20,627
	Franklin Electric Co. Inc.	496,530	20,556
*	SPX FLOW Inc.	542,943	20,024
	ESCO Technologies Inc.	334,743	19,967
	Albany International Corp.	373,107	19,924
*	Aerojet Rocketdyne Holdings Inc.	956,149	19,888
*	MRC Global Inc.	1,198,505	19,799
	Triumph Group Inc.	625,296	19,759
	EnPro Industries Inc.	274,273	19,575
	Exponent Inc.	332,623	19,392
	AAON Inc.	505,177	18,616
	AZZ Inc.	332,621	18,560
*	Builders FirstSource Inc.	1,209,259	18,526
*	FTI Consulting Inc.	529,909	18,526
	Actuant Corp. Class A	751,225	18,480
*	Meritor Inc.	1,107,264	18,392
	Comfort Systems USA Inc.	480,374	17,822
	Kaman Corp.	344,569	17,184
	Mobile Mini Inc.	569,725	17,006

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	American Woodmark Corp.	177,590	16,969
	Tennant Co.	229,200	16,915
	Insperity Inc.	236,919	16,821
^,*	Axon Enterprise Inc.	668,476	16,805
	Wabash National Corp.	760,309	16,712
*	Atlas Air Worldwide Holdings Inc.	319,535	16,664
	Werner Enterprises Inc.	567,707	16,662
	Greenbrier Cos. Inc.	358,234	16,568
*	Saia Inc.	319,724	16,402
*	BMC Stock Holdings Inc.	747,537	16,334
	Matson Inc.	543,624	16,330
*	Hub Group Inc. Class A	424,108	16,265
*	Harsco Corp.	1,005,104	16,182
*	ACCO Brands Corp.	1,374,368	16,011
	Aircastle Ltd.	718,090	15,618
*	JELD-WEN Holding Inc.	478,615	15,536
	Steelcase Inc. Class A	1,105,020	15,470
	Raven Industries Inc.	460,261	15,327
	Interface Inc. Class A	774,099	15,211
*	Rush Enterprises Inc. Class A	405,888	15,091
*	Air Transport Services Group Inc.	690,086	15,030
	Altra Industrial Motion Corp.	373,030	14,847
	Standex International Corp.	162,971	14,781
*	Patrick Industries Inc.	201,921	14,710
*	TriNet Group Inc.	447,882	14,664
	Cubic Corp.	315,499	14,608
*	Gibraltar Industries Inc.	403,619	14,389
	AAR Corp.	409,741	14,243
	US Ecology Inc.	281,838	14,233
*	Tutor Perini Corp.	494,508	14,217
*	TrueBlue Inc.	535,874	14,201
	West Corp.	604,280	14,092
	Sun Hydraulics Corp.	328,678	14,025
	Multi-Color Corp.	171,248	13,974
	Triton International Ltd.	414,219	13,851
	Federal Signal Corp.	793,472	13,775
	Astec Industries Inc.	246,171	13,665
	Briggs & Stratton Corp.	565,207	13,621
*	SPX Corp.	535,511	13,473
*	Chart Industries Inc.	386,587	13,426
	Primoris Services Corp.	527,351	13,152
	Knoll Inc.	624,479	12,521
	Viad Corp.	263,640	12,457
	CIRCOR International Inc.	209,716	12,453
*	Herc Holdings Inc.	311,318	12,241
	Lindsay Corp.	136,964	12,224
*	TriMas Corp.	585,123	12,200
*	Continental Building Products Inc.	521,711	12,156
*	Huron Consulting Group Inc.	279,591	12,078
*	Navigant Consulting Inc.	602,694	11,909
*	Gardner Denver Holdings Inc.	546,222	11,804
*	ICF International Inc.	246,421	11,606
	Encore Wire Corp.	270,109	11,534
	Heartland Express Inc.	551,861	11,490
*	Lydall Inc.	220,259	11,387
	Alamo Group Inc.	124,553	11,311
	RR Donnelley & Sons Co.	884,537	11,092
*	Advanced Disposal Services Inc.	481,870	10,953
	McGrath RentCorp	310,731	10,761
	Kadant Inc.	142,667	10,729
*	Kratos Defense & Security Solutions Inc.	903,640	10,726
^,*	Hertz Global Holdings Inc.	930,862	10,705
*	CBIZ Inc.	713,394	10,701
*	Manitowoc Co. Inc.	1,769,065	10,632

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Aerovironment Inc.	272,444	10,407
	General Cable Corp.	626,377	10,241
	Argan Inc.	170,062	10,204
*	GMS Inc.	356,334	10,013
*	Aegion Corp. Class A	445,041	9,737
*	Milacron Holdings Corp.	540,785	9,512
	Douglas Dynamics Inc.	288,682	9,498
	NN Inc.	343,315	9,424
	Advanced Drainage Systems Inc.	468,214	9,411
	Quanex Building Products Corp.	442,014	9,349
	LSC Communications Inc.	426,408	9,125
	Kelly Services Inc. Class A	401,681	9,018
*	RPX Corp.	645,975	9,011
*	Team Inc.	378,057	8,865
	Griffon Corp.	400,141	8,783
	Hyster-Yale Materials Handling Inc.	123,718	8,691
	Quad/Graphics Inc.	378,573	8,677
	Marten Transport Ltd.	310,331	8,503
*	Casella Waste Systems Inc. Class A	517,396	8,490
	Global Brass & Copper Holdings Inc.	276,971	8,461
*	Thermon Group Holdings Inc.	435,312	8,345
	Schneider National Inc. Class B	372,759	8,339
*	NCI Building Systems Inc.	494,674	8,261
*	PGT Innovations Inc.	645,331	8,260
*	Wesco Aircraft Holdings Inc.	760,327	8,250
	H&E Equipment Services Inc.	399,834	8,161
	Kimball International Inc. Class B	485,981	8,111
*	CSW Industrials Inc.	207,061	8,003
^,*	Plug Power Inc.	3,875,135	7,905
*	Babcock & Wilcox Enterprises Inc.	630,031	7,409
	Titan International Inc.	614,858	7,384
	Insteel Industries Inc.	219,907	7,250
	Essendant Inc.	477,655	7,084
*	Echo Global Logistics Inc.	354,409	7,053
	Columbus McKinnon Corp.	269,603	6,853
	Ennis Inc.	357,900	6,836
*	Nexeo Solutions Inc.	813,806	6,755
*	DXP Enterprises Inc.	195,162	6,733
*	Astronics Corp.	215,163	6,556
*	MYR Group Inc.	211,067	6,547
*	Veritiv Corp.	144,877	6,519
*	SP Plus Corp.	209,960	6,414
*	Engility Holdings Inc.	225,715	6,410
	Kforce Inc.	321,752	6,306
*	InnerWorkings Inc.	540,559	6,270
	ArcBest Corp.	301,807	6,217
*	Armstrong Flooring Inc.	341,704	6,140
	Gorman-Rupp Co.	235,324	5,994
*	Atkore International Group Inc.	262,648	5,923
	Resources Connection Inc.	424,642	5,818
^,*	Sunrun Inc.	806,629	5,743
*	GP Strategies Corp.	216,728	5,722
	National Presto Industries Inc.	51,571	5,699
*	Ply Gem Holdings Inc.	301,834	5,418
	Heidrick & Struggles International Inc.	246,872	5,369
*	KeyW Holding Corp.	571,868	5,347
	Barrett Business Services Inc.	91,481	5,241
*	Mistras Group Inc.	230,892	5,073
	VSE Corp.	108,176	4,866
	CRA International Inc.	129,114	4,689
*	CAI International Inc.	198,447	4,683
	REV Group Inc.	167,452	4,635
*	YRC Worldwide Inc.	412,996	4,592
*	Vectrus Inc.	139,953	4,523

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Park-Ohio Holdings Corp.	116,581	4,442
*	NV5 Global Inc.	104,511	4,442
*	Vicor Corp.	246,961	4,421
*	Titan Machinery Inc.	242,711	4,364
*	Ducommun Inc.	136,225	4,302
	Spartan Motors Inc.	444,499	3,934
*	Hudson Technologies Inc.	458,629	3,875
	American Railcar Industries Inc.	100,178	3,837
	Powell Industries Inc.	118,820	3,801
^,*	Energous Corp.	232,838	3,786
	Omega Flex Inc.	57,199	3,684
	Miller Industries Inc.	143,703	3,571
*	Great Lakes Dredge & Dock Corp.	811,736	3,490
*	Franklin Covey Co.	175,550	3,388
^,*	Energy Recovery Inc.	405,099	3,358
*	Sterling Construction Co. Inc.	253,582	3,314
	CECO Environmental Corp.	347,348	3,189
*	TPI Composites Inc.	170,181	3,145
	LSI Industries Inc.	336,117	3,042
*	Heritage-Crystal Clean Inc.	187,017	2,974
	FreightCar America Inc.	169,155	2,942
*	Commercial Vehicle Group Inc.	346,675	2,929
	LB Foster Co. Class A	135,050	2,897
*	HC2 Holdings Inc.	487,826	2,868
*	Orion Group Holdings Inc.	376,410	2,812
*	Roadrunner Transportation Systems Inc.	386,136	2,807
^,*	Daseke Inc.	251,400	2,798
*	Willdan Group Inc.	90,619	2,768
*	Sparton Corp.	125,774	2,766
^,*	Vivint Solar Inc.	470,628	2,753
*	Hill International Inc.	525,618	2,733
*	Acacia Research Corp.	664,432	2,724
*	Covenant Transportation Group Inc. Class A	155,044	2,718
	Allied Motion Technologies Inc.	98,447	2,680
	Eastern Co.	87,419	2,627
^,*	Cogint Inc.	502,756	2,539
	DMC Global Inc.	192,629	2,523
	Graham Corp.	127,706	2,511
*	Layne Christensen Co.	282,323	2,482
	Hurco Cos. Inc.	70,580	2,453
*	Radiant Logistics Inc.	439,709	2,366
	Supreme Industries Inc. Class A	143,609	2,362
*	ARC Document Solutions Inc.	564,946	2,350
*	Northwest Pipe Co.	144,381	2,348
*	Foundation Building Materials Inc.	178,718	2,298
*	Blue Bird Corp.	130,637	2,221
^,*	Aqua Metals Inc.	176,482	2,215
*	Neff Corp. Class A	114,098	2,168
*	Astronics Corp. Class B	64,296	1,966
*	Willis Lease Finance Corp.	73,192	1,956
*	Ameresco Inc. Class A	251,053	1,933
*	IES Holdings Inc.	105,261	1,910
*	Gencor Industries Inc.	115,798	1,876
*	Twin Disc Inc.	113,855	1,838
	BG Staffing Inc.	100,647	1,749
*	Huttig Building Products Inc.	248,946	1,745
*	Lawson Products Inc.	77,219	1,710
	Hardinge Inc.	129,607	1,610
*	Goldfield Corp.	291,494	1,603
*	Rush Enterprises Inc. Class B	42,702	1,555
*	Pendrell Corp.	198,639	1,436
	Universal Logistics Holdings Inc.	92,627	1,389
*	Manitex International Inc.	192,911	1,346
	Preformed Line Products Co.	27,933	1,297

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	CPI Aerostructures Inc.	133,191	1,252
	Houston Wire & Cable Co.	231,164	1,214
^,*	ExOne Co.	104,693	1,199
*	Tecogen Inc.	352,617	1,174
*	Xerium Technologies Inc.	161,627	1,162
^	Celadon Group Inc.	354,294	1,116
*	USA Truck Inc.	125,391	1,086
*	NL Industries Inc.	147,400	1,039
^,*	Arotech Corp.	288,345	1,024
*	CDI Corp.	171,130	1,001
^,*	Genco Shipping & Trading Ltd.	98,574	933
*	Broadwind Energy Inc.	183,513	925
*	American Superconductor Corp.	181,820	840
^,*	FuelCell Energy Inc.	601,727	746
*	Ultralife Corp.	100,419	723
^	EnviroStar Inc.	26,489	717
^,*	Revolution Lighting Technologies Inc.	107,525	709
*	Performant Financial Corp.	338,179	707
^,*	Cenveo Inc.	107,588	655
*	BlueLinx Holdings Inc.	56,749	619
^,*	Enphase Energy Inc.	705,488	610
*	Key Technology Inc.	40,719	560
	Ecology and Environment Inc.	42,341	536
*	Innovative Solutions & Support Inc.	121,104	533
*	Alpha Pro Tech Ltd.	166,676	492
^,*	Sunworks Inc.	239,690	419
	LS Starrett Co. Class A	45,092	388
*	Taylor Devices Inc.	27,595	369
*	Perma-Pipe International Holdings Inc.	43,847	351
*	Volt Information Sciences Inc.	88,706	350
*	Intersections Inc.	70,091	329
*	Transcat Inc.	26,809	326
^,*	Energy Focus Inc.	123,446	325
^,*	Capstone Turbine Corp.	472,887	322
^,*	Odyssey Marine Exploration Inc.	84,269	304
*	RCM Technologies Inc.	59,789	302
	Acme United Corp.	10,407	298
*	Astrotech Corp.	304,120	292
*	Jewett-Cameron Trading Co. Ltd.	23,964	286
^,*	Orion Energy Systems Inc.	212,156	272
*	PAM Transportation Services Inc.	13,875	263
*	Hudson Global Inc.	195,121	261
^	Cemtrex Inc.	72,441	261
*	Patriot Transportation Holding Inc.	13,986	250
*	Perma-Fix Environmental Services	63,349	234
*	SIFCO Industries Inc.	33,067	220
*	Mastech Digital Inc.	30,023	195
	Servotronics Inc.	19,902	187
*	General Finance Corp.	34,359	177
^,*	EnSync Inc.	389,315	144
^,*	Lightbridge Corp.	82,940	143
^,*	Ocean Power Technologies Inc.	98,378	136
*	Air T Inc.	6,332	134
^,*	Real Goods Solar Inc. Class A	123,315	120
*	Pioneer Power Solutions Inc.	17,581	118
*	Fuel Tech Inc.	137,113	115
*	DLH Holdings Corp.	20,751	112
	Chicago Rivet & Machine Co.	2,905	106
*	Versar Inc.	69,664	102
*	Polar Power Inc.	18,294	97
*	Rand Logistics Inc.	197,006	77
*	American Electric Technologies Inc.	40,760	73
*	Industrial Services of America Inc.	45,354	68
^,*	Marathon Patent Group Inc.	158,984	60

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Jason Industries Inc.	38,845	50
*	Pangaea Logistics Solutions Ltd.	16,910	48
^,*	GEE Group Inc.	8,829	46
^,*	Digital Power Corp.	38,956	28
^,*	Ideal Power Inc.	13,312	28
^,*	AMREP Corp.	3,818	26
^,*	Staffing 360 Solutions Inc.	36,361	26
*	Continental Materials Corp.	1,122	21
*	Art's-Way Manufacturing Co. Inc.	4,243	13
	Espey Manufacturing & Electronics Corp.	566	13
*	Tel-Instrument Electronics Corp.	3,304	11
	CompX International Inc.	679	10
*	Micronet Enertec Technologies Inc.	3,100	3
*	LiqTech International Inc.	8,949	3
*	WSI Industries Inc.	805	3
*	Quest Resource Holding Corp.	978	2
^,*	Air Industries Group	1,199	2
*	ARC Group Worldwide Inc.	684	2
^,*	Spherix Inc.	725	2
^,*	root9B Holdings Inc.	200	2
*	Limbach Holdings Inc.	100	1
*	Command Security Corp.	200	1
*	CTPartners Executive Search Inc.	83,162	—
			7,563,957
Information Technology (16.9%)
*	ServiceNow Inc.	2,135,617	226,375
*	FleetCor Technologies Inc.	1,164,151	167,882
*	Workday Inc. Class A	1,653,824	160,421
	Maxim Integrated Products Inc.	3,568,905	160,244
*	Palo Alto Networks Inc.	1,161,714	155,449
*	Twitter Inc.	7,767,020	138,797
*	Vantiv Inc. Class A	2,044,243	129,482
	CDW Corp.	1,976,214	123,573
*	Cadence Design Systems Inc.	3,526,886	118,115
*	Trimble Inc.	3,200,707	114,169
	CDK Global Inc.	1,825,648	113,300
	Broadridge Financial Solutions Inc.	1,475,199	111,466
*	CoStar Group Inc.	414,261	109,199
*	Dell Technologies Inc. Class V	1,699,138	103,834
	Jack Henry & Associates Inc.	975,065	101,280
*	Splunk Inc.	1,741,662	99,083
*	Take-Two Interactive Software Inc.	1,305,814	95,821
*	IAC/InterActiveCorp	916,781	94,648
	Leidos Holdings Inc.	1,803,526	93,224
	Cognex Corp.	1,093,395	92,829
*	CommScope Holding Co. Inc.	2,431,199	92,458
	Marvell Technology Group Ltd.	5,487,707	90,657
*	Keysight Technologies Inc.	2,324,615	90,497
*	Arrow Electronics Inc.	1,123,071	88,071
	SS&C Technologies Holdings Inc.	2,157,177	82,857
*	Arista Networks Inc.	537,977	80,584
*	PTC Inc.	1,455,213	80,211
*	Ultimate Software Group Inc.	376,306	79,047
^,*	VMware Inc. Class A	875,658	76,559
	Teradyne Inc.	2,521,134	75,710
*	Tyler Technologies Inc.	425,711	74,785
*	ON Semiconductor Corp.	5,299,961	74,411
*	Fortinet Inc.	1,884,468	70,554
*	Coherent Inc.	311,122	69,999
	LogMeIn Inc.	666,961	69,697
*	IPG Photonics Corp.	474,775	68,890
*	Microsemi Corp.	1,455,726	68,128
	Jabil Inc.	2,308,313	67,380
*	Zebra Technologies Corp.	668,124	67,160

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	ARRIS International plc	2,369,654	66,398
*	Zillow Group Inc.	1,343,798	65,860
*	Guidewire Software Inc.	932,359	64,062
	Brocade Communications Systems Inc.	5,073,669	63,979
*	NCR Corp.	1,526,913	62,359
	Universal Display Corp.	564,131	61,631
	Avnet Inc.	1,570,605	61,065
	Booz Allen Hamilton Holding Corp. Class A	1,861,365	60,569
*	Euronet Worldwide Inc.	660,780	57,732
	Cypress Semiconductor Corp.	4,160,765	56,794
	Sabre Corp.	2,598,508	56,570
*	Nuance Communications Inc.	3,209,048	55,870
	National Instruments Corp.	1,354,210	54,466
	Fair Isaac Corp.	389,138	54,250
*	Cavium Inc.	855,642	53,161
	j2 Global Inc.	608,717	51,796
	Blackbaud Inc.	600,693	51,509
	MAXIMUS Inc.	819,044	51,297
*	Aspen Technology Inc.	925,647	51,151
*	Cirrus Logic Inc.	815,155	51,127
*	WEX Inc.	487,570	50,839
*	Teradata Corp.	1,645,114	48,514
*	EPAM Systems Inc.	572,470	48,139
*	Proofpoint Inc.	550,671	47,815
	DST Systems Inc.	773,414	47,720
^,*	GrubHub Inc.	1,091,206	47,577
	Littelfuse Inc.	287,664	47,465
*	Ellie Mae Inc.	429,771	47,236
*	CoreLogic Inc.	1,083,499	47,002
	Monolithic Power Systems Inc.	482,943	46,556
*	Tableau Software Inc. Class A	754,992	46,258
	Genpact Ltd.	1,661,627	46,243
	MKS Instruments Inc.	679,999	45,764
*	First Data Corp. Class A	2,483,218	45,195
	Versum Materials Inc.	1,382,961	44,946
*	Ciena Corp.	1,780,453	44,547
	SYNNEX Corp.	369,907	44,374
*	Tech Data Corp.	436,312	44,068
*	ViaSat Inc.	657,325	43,515
*	Integrated Device Technology Inc.	1,683,531	43,418
*	Manhattan Associates Inc.	878,232	42,208
*	Lumentum Holdings Inc.	703,768	40,150
*	NetScout Systems Inc.	1,162,989	40,007
	Belden Inc.	528,605	39,873
*	First Solar Inc.	988,819	39,434
*	Entegris Inc.	1,785,818	39,199
*	CACI International Inc. Class A	310,198	38,790
	Science Applications International Corp.	555,121	38,536
*	Silicon Laboratories Inc.	535,797	36,622
*	Finisar Corp.	1,405,500	36,515
*	EchoStar Corp. Class A	600,997	36,481
*	Sanmina Corp.	956,387	36,438
	Dolby Laboratories Inc. Class A	740,201	36,240
*	Conduent Inc.	2,234,246	35,614
*	Zynga Inc. Class A	9,674,863	35,216
*	Paycom Software Inc.	502,338	34,365
	InterDigital Inc.	434,169	33,561
*	ACI Worldwide Inc.	1,493,412	33,408
*	Verint Systems Inc.	799,447	32,537
*	Advanced Energy Industries Inc.	498,358	32,239
*	Blackhawk Network Holdings Inc.	709,478	30,933
*	Stamps.com Inc.	199,117	30,838
^,*	FireEye Inc.	2,017,196	30,682
*	Viavi Solutions Inc.	2,900,881	30,546

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Cree Inc.	1,233,878	30,415
*	CommVault Systems Inc.	533,175	30,098
*	Semtech Corp.	838,184	29,965
*	Zillow Group Inc. Class A	600,391	29,323
*	RingCentral Inc. Class A	799,281	29,214
*	Itron Inc.	429,784	29,118
	TiVo Corp.	1,546,546	28,843
	Convergys Corp.	1,208,378	28,735
*	Anixter International Inc.	361,726	28,287
*	WebMD Health Corp.	478,695	28,075
	Vishay Intertechnology Inc.	1,688,773	28,034
*	Electronics For Imaging Inc.	589,349	27,923
	Power Integrations Inc.	380,120	27,711
*	Zendesk Inc.	992,756	27,579
^,*	Pandora Media Inc.	3,031,349	27,040
	Pegasystems Inc.	457,407	26,690
	Diebold Nixdorf Inc.	950,488	26,614
*	GoDaddy Inc. Class A	625,337	26,527
*	HubSpot Inc.	395,711	26,018
*	Acxiom Corp.	993,886	25,821
^,*	3D Systems Corp.	1,365,576	25,536
*	VeriFone Systems Inc.	1,405,845	25,446
*	RealPage Inc.	703,173	25,279
*	Rogers Corp.	229,933	24,975
*	MACOM Technology Solutions Holdings Inc.	443,945	24,759
^,*	2U Inc.	525,792	24,670
*	ExlService Holdings Inc.	433,343	24,085
^,*	Cars.com Inc.	903,172	24,051
*	II-VI Inc.	694,289	23,814
*	Yelp Inc. Class A	778,539	23,372
	Cabot Microelectronics Corp.	315,274	23,277
*	MicroStrategy Inc. Class A	121,009	23,194
*	Cornerstone OnDemand Inc.	641,382	22,929
*	NeuStar Inc. Class A	685,108	22,848
*	Plexus Corp.	431,822	22,701
^,*	Synaptics Inc.	429,807	22,225
	Plantronics Inc.	422,960	22,125
*	Envestnet Inc.	551,700	21,847
	Travelport Worldwide Ltd.	1,574,422	21,664
*	Benchmark Electronics Inc.	640,559	20,690
*	Fabrinet	470,185	20,058
*	Infinera Corp.	1,858,568	19,831
*	Callidus Software Inc.	813,422	19,685
	Methode Electronics Inc.	466,795	19,232
	Brooks Automation Inc.	885,633	19,209
*	Knowles Corp.	1,128,927	19,101
	Progress Software Corp.	616,141	19,033
*	Cardtronics plc Class A	578,001	18,993
	Xperi Corp.	630,333	18,784
*	TTM Technologies Inc.	1,068,216	18,544
*	MaxLinear Inc.	662,223	18,469
*	Insight Enterprises Inc.	450,542	18,017
*	NETGEAR Inc.	417,074	17,976
*	Imperva Inc.	366,427	17,534
*	TrueCar Inc.	876,271	17,464
*	New Relic Inc.	405,990	17,462
*	OSI Systems Inc.	232,302	17,457
*	Kulicke & Soffa Industries Inc.	907,848	17,267
*	Sykes Enterprises Inc.	512,765	17,193
	CSG Systems International Inc.	422,882	17,161
*	8x8 Inc.	1,168,927	17,008
*	Veeco Instruments Inc.	606,119	16,880
^,*	Ubiquiti Networks Inc.	321,658	16,717
*	BroadSoft Inc.	387,728	16,692

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Web.com Group Inc.	654,908	16,569
*	Box Inc.	908,361	16,569
*	Inphi Corp.	479,013	16,430
*	Rambus Inc.	1,429,309	16,337
*	Amkor Technology Inc.	1,617,195	15,800
*	Qualys Inc.	378,914	15,460
	NIC Inc.	810,152	15,352
*	Gigamon Inc.	387,675	15,255
	Badger Meter Inc.	379,715	15,132
*	Pure Storage Inc. Class A	1,181,194	15,131
	Ebix Inc.	277,776	14,972
^,*	Oclaro Inc.	1,598,312	14,928
*	Novanta Inc.	408,234	14,696
^,*	Black Knight Financial Services Inc. Class A	354,231	14,506
*	SPS Commerce Inc.	222,471	14,185
*	Paylocity Holding Corp.	310,879	14,046
^,*	Applied Optoelectronics Inc.	222,779	13,766
	EVERTEC Inc.	787,071	13,616
	ManTech International Corp. Class A	328,104	13,577
*	ScanSource Inc.	326,075	13,141
	ADTRAN Inc.	626,690	12,941
*	Q2 Holdings Inc.	349,365	12,909
*	CEVA Inc.	280,686	12,757
*	Extreme Networks Inc.	1,376,885	12,695
*	ePlus Inc.	170,904	12,664
*	Diodes Inc.	498,626	11,982
*	Super Micro Computer Inc.	474,240	11,690
*	FormFactor Inc.	917,557	11,378
*	Bottomline Technologies de Inc.	438,540	11,266
	MTS Systems Corp.	214,529	11,113
*	Coupa Software Inc.	381,722	11,062
^,*	Match Group Inc.	631,902	10,982
*	Lattice Semiconductor Corp.	1,638,686	10,914
*	Trade Desk Inc. Class A	217,610	10,904
*	Five9 Inc.	506,532	10,901
^,*	Shutterstock Inc.	243,814	10,747
*	GTT Communications Inc.	333,859	10,567
*	Blucora Inc.	497,370	10,544
*	Quotient Technology Inc.	902,953	10,384
*	Virtusa Corp.	351,965	10,348
^,*	Fitbit Inc. Class A	1,886,033	10,015
*	MINDBODY Inc. Class A	366,791	9,977
	Monotype Imaging Holdings Inc.	544,533	9,965
*	Rudolph Technologies Inc.	424,063	9,690
*	Cray Inc.	526,245	9,683
	CTS Corp.	441,056	9,527
*	CalAmp Corp.	467,659	9,508
*	PROS Holdings Inc.	341,786	9,362
^,*	Twilio Inc. Class A	316,148	9,203
*	Synchronoss Technologies Inc.	545,149	8,968
*	Perficient Inc.	478,707	8,923
	AVX Corp.	512,849	8,380
*	Barracuda Networks Inc.	361,079	8,326
^,*	Gogo Inc.	716,352	8,260
*	Photronics Inc.	874,306	8,218
*	Nanometrics Inc.	324,897	8,217
*	Unisys Corp.	635,493	8,134
*	Varonis Systems Inc.	217,431	8,088
*	FARO Technologies Inc.	213,932	8,087
*	Square Inc.	338,727	7,947
*	Ultra Clean Holdings Inc.	423,221	7,935
*	Axcelis Technologies Inc.	376,608	7,890
*	Bankrate Inc.	609,913	7,837
	TeleTech Holdings Inc.	191,310	7,805

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	LivePerson Inc.	709,510	7,805
	Cass Information Systems Inc.	118,185	7,758
*	SolarEdge Technologies Inc.	366,789	7,336
^,*	Acacia Communications Inc.	175,629	7,283
*	Hortonworks Inc.	555,348	7,153
*	Endurance International Group Holdings Inc.	846,462	7,068
*	Xcerra Corp.	703,418	6,872
^,*	SunPower Corp. Class A	734,276	6,858
*	KEMET Corp.	534,272	6,839
^,*	Benefitfocus Inc.	186,452	6,778
*	Kimball Electronics Inc.	371,315	6,702
*	Alarm.com Holdings Inc.	174,114	6,552
*	Blackline Inc.	182,431	6,520
	Mesa Laboratories Inc.	44,750	6,413
*	MoneyGram International Inc.	362,553	6,254
	Syntel Inc.	362,504	6,148
*	Silver Spring Networks Inc.	544,862	6,146
*	Everi Holdings Inc.	842,978	6,137
*	XO Group Inc.	345,464	6,087
^,*	Angie's List Inc.	471,759	6,034
	Comtech Telecommunications Corp.	311,052	5,901
^,*	Digimarc Corp.	145,768	5,853
*	PDF Solutions Inc.	353,294	5,812
*	CommerceHub Inc.	328,080	5,722
*	VASCO Data Security International Inc.	394,452	5,660
^,*	Harmonic Inc.	1,047,607	5,500
*	Workiva Inc.	287,822	5,483
	Forrester Research Inc.	139,050	5,444
	Daktronics Inc.	562,892	5,421
*	ShoreTel Inc.	921,498	5,345
	Cohu Inc.	338,274	5,324
^,*	Impinj Inc.	108,314	5,269
^,*	Nutanix Inc.	261,047	5,260
	NVE Corp.	67,071	5,164
*	IXYS Corp.	311,883	5,130
*	Appfolio Inc.	157,159	5,123
*	Everbridge Inc.	210,241	5,121
*	Bazaarvoice Inc.	1,027,697	5,087
	Park Electrochemical Corp.	275,562	5,076
*	A10 Networks Inc.	596,737	5,036
*	Carbonite Inc.	230,813	5,032
*	Sonus Networks Inc.	663,441	4,936
	Hackett Group Inc.	316,371	4,904
*	Actua Corp.	338,593	4,757
	PC Connection Inc.	170,470	4,613
^,*	Eastman Kodak Co.	496,747	4,520
*	MuleSoft Inc. Class A	180,887	4,511
*	Control4 Corp.	227,542	4,462
*	Meet Group Inc.	849,896	4,292
*	Alpha & Omega Semiconductor Ltd.	251,163	4,187
*	Zix Corp.	727,359	4,139
*	Calix Inc.	602,191	4,125
*	Model N Inc.	304,013	4,043
*	ChannelAdvisor Corp.	346,685	4,004
	QAD Inc. Class A	123,713	3,965
	American Software Inc. Class A	375,889	3,868
*	DSP Group Inc.	331,726	3,848
*	Electro Scientific Industries Inc.	466,578	3,845
*	MobileIron Inc.	620,479	3,754
*	Rapid7 Inc.	220,079	3,704
*	Mitek Systems Inc.	433,994	3,646
	EMCORE Corp.	341,952	3,642
*	Digi International Inc.	357,009	3,624
*	Xactly Corp.	230,447	3,606

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Systemax Inc.	190,057	3,573
^,*	Glu Mobile Inc.	1,417,399	3,543
*	Telenav Inc.	437,338	3,542
*	Immersion Corp.	385,064	3,496
*	Quantum Corp.	434,509	3,394
*	ServiceSource International Inc.	858,328	3,330
*	Okta Inc.	143,407	3,270
*	Kopin Corp.	872,679	3,238
*	Upland Software Inc.	142,934	3,143
*	Care.com Inc.	207,964	3,140
	Bel Fuse Inc. Class B	126,476	3,124
*	Vishay Precision Group Inc.	180,371	3,120
*	Sigma Designs Inc.	529,788	3,099
*	AXT Inc.	485,359	3,082
^,*	VirnetX Holding Corp.	670,099	3,049
^,*	Cloudera Inc.	189,919	3,043
*	NeoPhotonics Corp.	391,095	3,019
*	Intevac Inc.	267,261	2,967
*	Presidio Inc.	207,061	2,963
*	EnerNOC Inc.	378,419	2,933
*	Brightcove Inc.	466,547	2,893
	Reis Inc.	132,547	2,817
^,*	Maxwell Technologies Inc.	469,745	2,814
*	TechTarget Inc.	268,453	2,784
*	USA Technologies Inc.	528,182	2,747
*	Ichor Holdings Ltd.	134,012	2,702
*	Rosetta Stone Inc.	247,062	2,663
*	PRGX Global Inc.	391,032	2,542
*	Rubicon Project Inc.	488,859	2,513
*	Limelight Networks Inc.	851,647	2,461
*	Avid Technology Inc.	454,141	2,389
*	QuinStreet Inc.	564,691	2,355
*	Instructure Inc.	79,143	2,335
*	Exa Corp.	167,080	2,306
^,*	Park City Group Inc.	188,291	2,288
*	Alteryx Inc. Class A	114,522	2,235
*	Internap Corp.	607,145	2,228
*	Agilysys Inc.	219,818	2,225
*	Liquidity Services Inc.	349,128	2,217
*	Aerohive Networks Inc.	441,596	2,208
*	Clearfield Inc.	162,980	2,151
*	NCI Inc. Class A	97,023	2,047
*	DHI Group Inc.	692,335	1,973
*	KVH Industries Inc.	204,620	1,944
^,*	Yext Inc.	144,177	1,922
*	Guidance Software Inc.	285,376	1,886
^,*	MicroVision Inc.	867,492	1,839
*	PCM Inc.	97,690	1,832
*	Amber Road Inc.	212,805	1,824
*	Planet Payment Inc.	549,534	1,813
	Black Box Corp.	211,043	1,804
*	CyberOptics Corp.	86,620	1,789
*	Apptio Inc. Class A	100,844	1,750
*	Information Services Group Inc.	420,556	1,728
*	RealNetworks Inc.	399,082	1,728
*	Radisys Corp.	458,989	1,726
*	Autobytel Inc.	135,667	1,711
*	PFSweb Inc.	204,884	1,692
*	GSI Technology Inc.	210,060	1,651
*	Quantenna Communications Inc.	85,627	1,627
*	Seachange International Inc.	588,140	1,564
*	Rightside Group Ltd.	143,621	1,525
*	Pixelworks Inc.	328,732	1,509
*	Asure Software Inc.	102,999	1,505

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	PC-Tel Inc.	205,451	1,455
*	SecureWorks Corp. Class A	155,371	1,443
*	Iteris Inc.	220,619	1,372
*	CommerceHub Inc. Class A	76,167	1,327
*	Marchex Inc. Class B	442,477	1,319
^,*	PolarityTE Inc.	56,119	1,297
*	Data I/O Corp.	162,610	1,293
*	Amtech Systems Inc.	152,838	1,290
^,*	QuickLogic Corp.	879,801	1,285
*	CardConnect Corp.	85,232	1,283
*	Aware Inc.	244,539	1,259
*	Leaf Group Ltd.	160,157	1,249
	YuMe Inc.	250,912	1,179
	TransAct Technologies Inc.	136,353	1,159
*	Synacor Inc.	316,782	1,156
	Computer Task Group Inc.	202,846	1,134
*	Key Tronic Corp.	153,965	1,090
*	BSQUARE Corp.	188,386	1,055
*	iPass Inc.	792,896	1,047
*	ModusLink Global Solutions Inc.	598,013	1,023
*	StarTek Inc.	81,565	998
^,*	SITO Mobile Ltd.	262,054	972
^,*	Akoustis Technologies Inc.	110,827	969
*	Travelzoo	86,942	952
*	CUI Global Inc.	246,615	947
*	Aviat Networks Inc.	54,378	946
*	ARI Network Services Inc.	127,267	897
*	ID Systems Inc.	143,203	878
	AstroNova Inc.	66,674	873
	TESSCO Technologies Inc.	65,295	868
*	Frequency Electronics Inc.	90,457	863
*	Napco Security Technologies Inc.	90,821	854
^,*	Airgain Inc.	56,514	801
^,*	CVD Equipment Corp.	68,981	764
^,*	Everspin Technologies Inc.	37,640	752
	Richardson Electronics Ltd.	120,183	717
^,*	LightPath Technologies Inc. Class A	263,545	712
*	PAR Technology Corp.	83,220	710
	CSP Inc.	63,690	685
*	Identiv Inc.	127,250	668
*	Perceptron Inc.	89,911	655
^,*	Rocket Fuel Inc.	236,185	650
*	Numerex Corp. Class A	131,658	649
^,*	Inseego Corp.	498,155	623
^,*	Neonode Inc.	567,308	613
	GlobalSCAPE Inc.	111,566	590
^,*	ClearSign Combustion Corp.	148,255	563
*	GSE Systems Inc.	186,114	549
*	LRAD Corp.	285,635	483
*	Evolving Systems Inc.	93,644	482
^,*	Onvia Inc.	108,561	472
*	Edgewater Technology Inc.	65,904	450
	Concurrent Computer Corp.	65,502	441
*	Mattersight Corp.	171,609	438
^,*	FORM Holdings Corp.	261,389	431
*	Innodata Inc.	235,030	411
*	Lantronix Inc.	164,486	401
	ClearOne Inc.	42,405	401
^,*	ParkerVision Inc.	222,360	398
	QAD Inc. Class B	14,091	378
^,*	Inspired Entertainment Inc.	28,987	377
^	CPI Card Group Inc.	131,374	374
	Communications Systems Inc.	86,204	373
*	Wireless Telecom Group Inc.	233,098	373

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	Marin Software Inc.	276,700	360
*	Datawatch Corp.	38,569	359
^,*	Digital Turbine Inc.	334,030	344
*	NetSol Technologies Inc.	86,077	340
*	Tintri Inc.	46,200	336
^,*	Appian Corp.	18,480	335
*	Aehr Test Systems	87,667	329
*	ALJ Regional Holdings Inc.	102,480	328
^,*	WidePoint Corp.	709,484	326
	Network-1 Technologies Inc.	72,115	306
^,*	Applied DNA Sciences Inc.	164,151	289
*	Westell Technologies Inc. Class A	92,252	289
*	Netlist Inc.	278,831	284
*	Luna Innovations Inc.	184,086	278
^,*	Uni-Pixel Inc.	724,252	277
^,*	Research Frontiers Inc.	210,268	271
*	Inuvo Inc.	263,439	269
*	Optical Cable Corp.	108,956	267
*	Qumu Corp.	88,061	257
^,*	xG Technology Inc.	154,905	252
*	Rubicon Technology Inc.	27,042	250
^,*	Digital Ally Inc.	75,502	238
*	eGain Corp.	139,380	237
^,*	Resonant Inc.	53,005	235
*	IEC Electronics Corp.	62,278	224
^,*	Intellicheck Inc.	53,926	209
*	Finjan Holdings Inc.	55,363	182
*	LGL Group Inc.	36,225	175
*	Zedge Inc. Class B	78,718	174
*	Image Sensing Systems Inc.	44,960	164
^	GlassBridge Enterprises Inc.	41,065	163
*	inTEST Corp.	24,223	162
*	DASAN Zhone Solutions Inc.	26,053	156
^,*	Spark Networks Inc.	159,125	153
*	eMagin Corp.	61,617	151
*	BroadVision Inc.	33,951	149
*	MaxPoint Interactive Inc.	20,111	149
*	MRV Communications Inc.	14,587	144
^,*	Professional Diversity Network Inc.	20,497	141
^,*	MoSys Inc.	80,298	137
*	Covisint Corp.	54,800	134
^,*	Remark Holdings Inc.	46,751	131
	RELM Wireless Corp.	33,447	127
	Bel Fuse Inc. Class A	5,719	119
	TSR Inc.	23,470	119
*	FalconStor Software Inc.	447,225	116
*	Adesto Technologies Corp.	25,159	114
*	Sevcon Inc.	8,414	113
*	Sonic Foundry Inc.	28,157	110
*	Echelon Corp.	20,807	109
*	Tremor Video Inc.	42,907	107
^,*	Superconductor Technologies Inc. Class A	59,514	104
*	Qualstar Corp.	18,492	95
^,*	Net Element Inc.	134,265	88
*	Infosonics Corp.	174,776	82
	Wayside Technology Group Inc.	4,125	80
*	Document Security Systems Inc.	103,062	79
^,*	Helios & Matheson Analytics Inc.	27,056	66
*	Smith Micro Software Inc.	44,209	65
*	Intermolecular Inc.	59,828	56
^,*	NXT-ID Inc.	29,439	56
*	Determine Inc.	19,766	53
*	Veritone Inc.	3,600	42
^,*	Technical Communications Corp.	7,931	41

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Ciber Inc.	580,309	38
^,*	Bridgeline Digital Inc.	55,736	31
*	Atomera Inc.	6,425	28
^,*	Crossroads Systems Inc.	13,792	27
*	Schmitt Industries Inc.	13,971	25
	Issuer Direct Corp.	1,756	23
^,*	Monster Digital Inc.	37,478	18
*	Majesco	3,575	18
*	ADDvantage Technologies Group Inc.	9,900	16
*	Vicon Industries Inc.	26,489	15
*	IntriCon Corp.	1,804	14
*	Cartesian Inc.	12,581	9
*	Nortech Systems Inc.	2,300	8
^,*	Giga-tronics Inc.	8,139	6
*	Socket Mobile Inc.	1,390	6
*	SigmaTron International Inc.	786	5
*	Sajan Inc.	754	4
*	WPCS International Inc.	2,915	4
*	MAM Software Group Inc.	200	1
^,*	Inpixon	1,760	1
*	Xplore Technologies Corp.	43	—
*	LGL Group Inc. Warrants Exp. 06/08/2018	238,900	—
			9,685,699
Materials (5.5%)
	Celanese Corp. Class A	1,755,085	166,628
	Packaging Corp. of America	1,184,515	131,943
	Steel Dynamics Inc.	3,048,494	109,167
*	Crown Holdings Inc.	1,691,900	100,939
*	Berry Global Group Inc.	1,639,073	93,444
	RPM International Inc.	1,691,270	92,259
	Chemours Co.	2,328,939	88,313
*	Axalta Coating Systems Ltd.	2,751,422	88,156
	AptarGroup Inc.	790,826	68,691
	Reliance Steel & Aluminum Co.	921,981	67,129
	Royal Gold Inc.	831,732	65,016
	Sonoco Products Co.	1,259,489	64,763
	Huntsman Corp.	2,495,735	64,490
	Olin Corp.	2,098,235	63,535
	WR Grace & Co.	861,561	62,041
	Valvoline Inc.	2,600,661	61,688
*	Alcoa Corp.	1,854,956	60,564
	Eagle Materials Inc.	607,367	56,133
	Graphic Packaging Holding Co.	3,918,358	53,995
	Bemis Co. Inc.	1,163,792	53,825
	Ashland Global Holdings Inc.	784,341	51,696
	NewMarket Corp.	111,638	51,407
	Scotts Miracle-Gro Co.	558,398	49,954
*	Owens-Illinois Inc.	2,052,799	49,103
	United States Steel Corp.	2,190,973	48,508
*	Louisiana-Pacific Corp.	1,816,118	43,787
	Sensient Technologies Corp.	531,744	42,821
	Cabot Corp.	788,668	42,138
	PolyOne Corp.	1,043,557	40,427
	Trinseo SA	560,141	38,482
*	Summit Materials Inc. Class A	1,323,172	38,200
*	Platform Specialty Products Corp.	2,779,043	35,238
	HB Fuller Co.	641,480	32,786
	Minerals Technologies Inc.	446,837	32,708
	Balchem Corp.	405,138	31,483
	Westlake Chemical Corp.	472,317	31,272
*	Ingevity Corp.	536,728	30,808
	Domtar Corp.	795,687	30,570
	Silgan Holdings Inc.	961,428	30,554
	Commercial Metals Co.	1,445,180	28,080

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Worthington Industries Inc.	558,064	28,026
^	Compass Minerals International Inc.	428,929	28,009
*	GCP Applied Technologies Inc.	905,125	27,606
*	AK Steel Holding Corp.	3,973,641	26,107
	Hecla Mining Co.	5,049,639	25,753
	Quaker Chemical Corp.	169,432	24,607
	Greif Inc. Class A	432,705	24,136
*	Cliffs Natural Resources Inc.	3,376,915	23,368
^	Allegheny Technologies Inc.	1,367,828	23,267
	KapStone Paper and Packaging Corp.	1,111,512	22,930
	Carpenter Technology Corp.	587,699	21,998
	Stepan Co.	251,376	21,905
	Innospec Inc.	306,243	20,074
	Kaiser Aluminum Corp.	224,549	19,877
*	Coeur Mining Inc.	2,315,364	19,866
*	Ferro Corp.	1,059,072	19,370
	Neenah Paper Inc.	214,488	17,213
*	Boise Cascade Co.	488,909	14,863
	Schweitzer-Mauduit International Inc.	395,404	14,721
^,*	US Concrete Inc.	182,613	14,344
*	Kraton Corp.	395,320	13,615
	Tronox Ltd. Class A	834,641	12,620
*	AdvanSix Inc.	392,239	12,254
	A Schulman Inc.	375,540	12,017
	PH Glatfelter Co.	566,526	11,070
	Innophos Holdings Inc.	251,119	11,009
	Deltic Timber Corp.	135,928	10,148
	Calgon Carbon Corp.	667,929	10,086
*	Clearwater Paper Corp.	211,868	9,905
	Materion Corp.	264,080	9,877
	Chase Corp.	92,107	9,828
*	Century Aluminum Co.	625,149	9,740
*	Koppers Holdings Inc.	268,841	9,719
*	SunCoke Energy Inc.	821,890	8,959
	Schnitzer Steel Industries Inc.	350,234	8,826
	Rayonier Advanced Materials Inc.	553,628	8,703
^	McEwen Mining Inc.	2,964,887	7,798
*	TimkenSteel Corp.	488,038	7,501
	Mercer International Inc.	565,914	6,508
	Hawkins Inc.	135,726	6,291
^,*	Flotek Industries Inc.	693,911	6,204
	American Vanguard Corp.	344,246	5,938
	Haynes International Inc.	159,241	5,782
*	OMNOVA Solutions Inc.	561,592	5,475
	Myers Industries Inc.	294,933	5,294
	Tredegar Corp.	341,887	5,214
	Kronos Worldwide Inc.	283,978	5,174
*	Resolute Forest Products Inc.	1,171,994	5,157
	FutureFuel Corp.	311,779	4,705
	KMG Chemicals Inc.	94,051	4,577
	Warrior Met Coal Inc.	193,796	3,320
^	Gold Resource Corp.	766,415	3,127
^,*	Intrepid Potash Inc.	1,315,460	2,973
^,*	LSB Industries Inc.	282,193	2,915
*	AgroFresh Solutions Inc.	367,958	2,642
^	Advanced Emissions Solutions Inc.	281,461	2,578
*	Codexis Inc.	425,490	2,319
	Olympic Steel Inc.	118,404	2,306
	Ampco-Pittsburgh Corp.	145,854	2,151
*	Core Molding Technologies Inc.	98,468	2,128
	United States Lime & Minerals Inc.	26,911	2,112
*	UFP Technologies Inc.	74,032	2,095
*	Trecora Resources	183,918	2,069
*	Ryerson Holding Corp.	201,321	1,993

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Forterra Inc.	238,230	1,961
*	Handy & Harman Ltd.	60,622	1,903
*	Verso Corp.	388,447	1,822
*	Universal Stainless & Alloy Products Inc.	92,456	1,803
*	Synalloy Corp.	93,841	1,065
*	Real Industry Inc.	364,162	1,056
^,*	BioAmber Inc.	294,296	756
	Tecnoglass Inc.	74,502	694
^,*	Pershing Gold Corp.	240,768	672
*	Senomyx Inc.	704,610	585
*	Northern Technologies International Corp.	29,000	463
^,*	Ramaco Resources Inc.	68,808	416
^,*	Golden Minerals Co.	680,647	382
*	General Moly Inc.	846,582	313
*	TOR Minerals International Inc.	36,729	296
^,*	TerraVia Holdings Inc.	1,160,803	271
*	Solitario Exploration & Royalty Corp.	371,748	249
^,*	Marrone Bio Innovations Inc.	129,118	167
	Friedman Industries Inc.	28,903	164
^,*	Rentech Inc.	320,959	145
^,*	Paramount Gold Nevada Corp.	79,697	122
*	US Antimony Corp.	177,692	69
^,*	MagneGas Corp.	51,260	63
*	Comstock Mining Inc.	282,331	52
^	US Gold Corp.	13,067	37
*	Yield10 Bioscience Inc.	821	4
			3,131,033
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	1,549,121	3,098
*	Tobira Therapeutics Inc. CVR	87,896	1,208
*	Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	376
*	Media General Inc. CVR	1,202,098	358
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2017	912,063	100
*	Ambit Biosciences Corp. CVR	22,388	13
*	GenVec Inc. CPR	26,612	12
*	Alexza Pharmaceuticals Inc. CVR	128,704	5
*	Dara Biosciences Inc CVR Exp. 12/31/2018	15,573	1
*	Seventy Seven Energy Inc. Escrow Line	3,457	—
*	Clinical Data CVR	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
^,*	Biosante Pharmaceutical Inc. CVR	44,795	—
*	CIL&D LLC	36,800	—
*	Seventy Seven Energy Inc. Warrants Exp. 08/01/2023	172	—
*	Seventy Seven Energy Inc. Warrants Exp. 08/01/2021	192	—
			5,481
Real Estate (9.5%)
*	SBA Communications Corp. Class A	1,529,333	206,307
	Duke Realty Corp.	4,481,117	125,247
	VEREIT Inc.	12,276,590	99,931
	Colony NorthStar Inc. Class A	6,941,174	97,801
	Camden Property Trust	1,103,246	94,339
	Kilroy Realty Corp.	1,241,891	93,328
	WP Carey Inc.	1,354,568	89,415
	Equity LifeStyle Properties Inc.	1,033,476	89,230
	Gaming and Leisure Properties Inc.	2,282,481	85,981
	Omega Healthcare Investors Inc.	2,483,611	82,009
	American Campus Communities Inc.	1,706,902	80,736
	Sun Communities Inc.	894,743	78,460
	Lamar Advertising Co. Class A	1,050,063	77,253
	Liberty Property Trust	1,863,074	75,846
	Healthcare Trust of America Inc. Class A	2,410,803	75,000
	National Retail Properties Inc.	1,893,385	74,031
	Jones Lang LaSalle Inc.	570,876	71,359

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Douglas Emmett Inc.	1,843,937	70,457
	American Homes 4 Rent Class A	2,959,856	66,804
	Forest City Realty Trust Inc. Class A	2,762,039	66,758
	Hudson Pacific Properties Inc.	1,947,431	66,583
	Highwoods Properties Inc.	1,291,812	65,508
	DCT Industrial Trust Inc.	1,167,718	62,403
	Senior Housing Properties Trust	3,020,746	61,744
	Hospitality Properties Trust	2,083,638	60,738
	DuPont Fabros Technology Inc.	979,021	59,877
	Medical Properties Trust Inc.	4,623,747	59,508
	Brixmor Property Group Inc.	3,325,925	59,468
	EPR Properties	809,735	58,196
	Gramercy Property Trust	1,910,467	56,760
*	Howard Hughes Corp.	457,858	56,243
	Realogy Holdings Corp.	1,718,415	55,763
	CubeSmart	2,291,200	55,080
	CyrusOne Inc.	986,018	54,970
	Colony Starwood Homes	1,553,562	53,303
	Healthcare Realty Trust Inc.	1,480,831	50,570
	Uniti Group Inc.	1,983,384	49,862
*	Equity Commonwealth	1,564,925	49,452
	STORE Capital Corp.	2,170,423	48,726
	Park Hotels & Resorts Inc.	1,797,528	48,461
	Rayonier Inc.	1,626,210	46,786
	GEO Group Inc.	1,568,807	46,390
	Cousins Properties Inc.	5,260,162	46,237
	Taubman Centers Inc.	768,762	45,780
	Spirit Realty Capital Inc.	6,103,425	45,226
	Weingarten Realty Investors	1,501,070	45,182
	Corporate Office Properties Trust	1,278,177	44,775
	Sunstone Hotel Investors Inc.	2,767,502	44,612
	CoreSite Realty Corp.	429,654	44,482
	Life Storage Inc.	592,548	43,908
	Physicians Realty Trust	2,113,050	42,557
	First Industrial Realty Trust Inc.	1,481,831	42,410
	LaSalle Hotel Properties	1,419,778	42,309
	Ryman Hospitality Properties Inc.	644,322	41,243
	CoreCivic Inc.	1,493,243	41,184
	National Health Investors Inc.	517,073	40,952
	Outfront Media Inc.	1,760,528	40,703
	Piedmont Office Realty Trust Inc. Class A	1,867,592	39,369
	Brandywine Realty Trust	2,244,403	39,344
	Paramount Group Inc.	2,323,575	37,177
	Apple Hospitality REIT Inc.	1,980,761	37,060
	Retail Properties of America Inc.	3,013,985	36,801
	Education Realty Trust Inc.	945,596	36,642
	EastGroup Properties Inc.	424,799	35,598
	DDR Corp.	3,923,739	35,588
	Columbia Property Trust Inc.	1,568,933	35,113
	PS Business Parks Inc.	253,092	33,507
	Empire State Realty Trust Inc.	1,585,455	32,930
	QTS Realty Trust Inc. Class A	604,594	31,638
	Tanger Factory Outlet Centers Inc.	1,217,096	31,620
	Mack-Cali Realty Corp.	1,154,536	31,334
	RLJ Lodging Trust	1,565,927	31,115
	STAG Industrial Inc.	1,119,455	30,897
	Washington REIT	966,508	30,832
	Acadia Realty Trust	1,087,775	30,240
	Urban Edge Properties	1,257,591	29,843
^	Pebblebrook Hotel Trust	891,764	28,750
	Care Capital Properties Inc.	1,064,366	28,419
	Lexington Realty Trust	2,764,673	27,398
	DiamondRock Hospitality Co.	2,498,256	27,356
	Retail Opportunity Investments Corp.	1,398,942	26,846

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Xenia Hotels & Resorts Inc.	1,359,959	26,342
	LTC Properties Inc.	495,632	25,471
	Alexander & Baldwin Inc.	590,458	24,433
	Summit Hotel Properties Inc.	1,298,002	24,208
	Potlatch Corp.	514,673	23,521
	Rexford Industrial Realty Inc.	850,087	23,326
	Kennedy-Wilson Holdings Inc.	1,182,254	22,522
	Government Properties Income Trust	1,215,775	22,261
*	Quality Care Properties Inc.	1,197,833	21,932
	Invitation Homes Inc.	997,960	21,586
	Terreno Realty Corp.	633,192	21,313
	Monogram Residential Trust Inc.	2,192,775	21,292
	American Assets Trust Inc.	526,873	20,754
	Kite Realty Group Trust	1,060,521	20,076
	Sabra Health Care REIT Inc.	815,526	19,654
	Washington Prime Group Inc.	2,338,723	19,575
	Select Income REIT	813,421	19,546
	Alexander's Inc.	46,341	19,531
	Four Corners Property Trust Inc.	748,323	18,790
	Chesapeake Lodging Trust	758,912	18,571
^	CBL & Associates Properties Inc.	2,151,735	18,139
	CareTrust REIT Inc.	922,392	17,101
*	St. Joe Co.	904,851	16,966
	Agree Realty Corp.	356,621	16,358
	Global Net Lease Inc.	722,883	16,077
	HFF Inc. Class A	451,370	15,694
	Franklin Street Properties Corp.	1,360,021	15,069
	Monmouth Real Estate Investment Corp.	954,593	14,367
	Universal Health Realty Income Trust	168,146	13,374
	Ramco-Gershenson Properties Trust	1,000,182	12,902
	National Storage Affiliates Trust	558,127	12,898
	Parkway Inc.	562,850	12,884
	RE/MAX Holdings Inc. Class A	229,696	12,874
	FelCor Lodging Trust Inc.	1,637,067	11,803
	Tier REIT Inc.	632,414	11,687
*	iStar Inc.	930,009	11,197
	New Senior Investment Group Inc.	1,078,200	10,836
	Investors Real Estate Trust	1,607,986	9,986
	Pennsylvania REIT	879,233	9,953
	Chatham Lodging Trust	493,413	9,913
	Hersha Hospitality Trust Class A	521,481	9,653
	Saul Centers Inc.	163,545	9,482
	NorthStar Realty Europe Corp.	733,438	9,300
	InfraREIT Inc.	475,971	9,115
	First Potomac Realty Trust	797,371	8,859
	Altisource Residential Corp.	669,937	8,669
	Getty Realty Corp.	340,612	8,549
	Independence Realty Trust Inc.	789,159	7,789
	Urstadt Biddle Properties Inc. Class A	379,084	7,506
	Easterly Government Properties Inc.	350,957	7,353
	Armada Hoffler Properties Inc.	549,644	7,118
	Gladstone Commercial Corp.	321,151	6,998
*	Forestar Group Inc.	402,820	6,908
^	Seritage Growth Properties Class A	164,341	6,894
	CatchMark Timber Trust Inc. Class A	557,580	6,340
	UMH Properties Inc.	364,716	6,218
	Preferred Apartment Communities Inc. Class A	390,551	6,151
	Ashford Hospitality Trust Inc.	1,008,453	6,131
	NexPoint Residential Trust Inc.	241,672	6,015
	Whitestone REIT	463,169	5,674
	One Liberty Properties Inc.	217,027	5,085
^	CorEnergy Infrastructure Trust Inc.	151,291	5,082
*	Marcus & Millichap Inc.	192,702	5,080
	Community Healthcare Trust Inc.	185,269	4,741

49

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	City Office REIT Inc.	369,810	4,697
	Cedar Realty Trust Inc.	944,894	4,583
	RMR Group Inc. Class A	94,067	4,576
*	Tejon Ranch Co.	217,774	4,495
	Ashford Hospitality Prime Inc.	423,083	4,353
	Consolidated-Tomoka Land Co.	72,782	4,145
	MedEquities Realty Trust Inc.	327,136	4,128
	Bluerock Residential Growth REIT Inc. Class A	319,383	4,117
^	Farmland Partners Inc.	410,798	3,673
^,*	Altisource Portfolio Solutions SA	154,424	3,370
*	FRP Holdings Inc.	60,600	2,797
	RAIT Financial Trust	1,054,755	2,310
^	Jernigan Capital Inc.	104,577	2,301
*	Maui Land & Pineapple Co. Inc.	107,734	2,187
	Stratus Properties Inc.	73,967	2,175
*	Safety Income and Growth Inc.	76,929	1,473
^	Wheeler REIT Inc.	134,005	1,368
*	Trinity Place Holdings Inc.	161,427	1,148
	Sotherly Hotels Inc.	166,788	1,131
	Gladstone Land Corp.	77,780	908
	Griffin Industrial Realty Inc.	26,862	843
	Urstadt Biddle Properties Inc.	38,700	668
	Clipper Realty Inc.	25,697	317
*	BRT Apartments Corp.	33,749	265
*	InterGroup Corp.	6,400	166
	Condor Hospitality Trust Inc.	12,818	137
	Innovative Industrial Properties Inc.	6,892	115
	Global Self Storage Inc.	4,745	24
*	Transcontinental Realty Investors Inc.	400	11
	CKX Lands Inc.	399	5
*	Power REIT	200	1
			5,401,639
Telecommunication Services (1.0%)
*	T-Mobile US Inc.	3,656,945	221,684
^,*	Sprint Corp.	8,035,675	65,973
*	Zayo Group Holdings Inc.	1,246,813	38,527
	Telephone & Data Systems Inc.	1,179,654	32,735
	Cogent Communications Holdings Inc.	525,800	21,085
*	Straight Path Communications Inc. Class B	105,973	19,038
	Shenandoah Telecommunications Co.	587,244	18,028
^	Frontier Communications Corp.	14,858,881	17,236
*	Vonage Holdings Corp.	2,468,851	16,146
	Consolidated Communications Holdings Inc.	656,010	14,085
*	General Communication Inc. Class A	331,108	12,132
*	Iridium Communications Inc.	1,026,921	11,347
	Cincinnati Bell Inc.	547,092	10,696
	ATN International Inc.	143,690	9,834
*	ORBCOMM Inc.	842,427	9,519
	Windstream Holdings Inc.	2,406,181	9,336
^,*	Globalstar Inc.	4,256,753	9,067
*	Boingo Wireless Inc.	482,949	7,225
*	United States Cellular Corp.	187,124	7,171
*	Lumos Networks Corp.	302,963	5,414
	Spok Holdings Inc.	276,004	4,885
*	FairPoint Communications Inc.	285,617	4,470
^,*	pdvWireless Inc.	138,925	3,237
	IDT Corp. Class B	224,918	3,232
*	Hawaiian Telcom Holdco Inc.	118,330	2,957
*	Alaska Communications Systems Group Inc.	684,561	1,506
*	Ooma Inc.	159,890	1,279
*	NII Holdings Inc.	1,378,627	1,108
^,*	Pareteum Corp.	54,548	31
*	Fusion Telecommunications International Inc.	2,852	4

50

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^,*	One Horizon Group Inc.	4,567	4
			578,991
Utilities (3.2%)
	Atmos Energy Corp.	1,330,430	110,359
	UGI Corp.	2,186,900	105,868
	Westar Energy Inc. Class A	1,796,592	95,255
	OGE Energy Corp.	2,506,190	87,190
	Great Plains Energy Inc.	2,666,903	78,087
	Aqua America Inc.	2,239,619	74,579
	MDU Resources Group Inc.	2,477,687	64,915
*	Calpine Corp.	4,567,984	61,805
*	Vistra Energy Corp.	3,668,934	61,601
	Vectren Corp.	1,043,349	60,973
	National Fuel Gas Co.	1,078,845	60,243
	WGL Holdings Inc.	646,639	53,949
	IDACORP Inc.	629,664	53,742
	Portland General Electric Co.	1,130,150	51,637
	ALLETE Inc.	651,587	46,706
	Black Hills Corp.	673,104	45,414
	ONE Gas Inc.	650,338	45,400
	Hawaiian Electric Industries Inc.	1,383,959	44,813
	Southwest Gas Holdings Inc.	599,752	43,818
	New Jersey Resources Corp.	1,096,679	43,538
	Spire Inc.	605,310	42,220
	PNM Resources Inc.	1,023,337	39,143
	NorthWestern Corp.	619,600	37,808
	South Jersey Industries Inc.	1,022,635	34,943
	Avista Corp.	809,826	34,385
	Avangrid Inc.	705,587	31,152
	MGE Energy Inc.	446,756	28,749
	Ormat Technologies Inc.	454,599	26,676
	El Paso Electric Co.	483,788	25,012
	California Water Service Group	615,385	22,646
	American States Water Co.	472,063	22,381
	Northwest Natural Gas Co.	352,598	21,103
	Pattern Energy Group Inc. Class A	859,354	20,487
	Otter Tail Corp.	510,992	20,235
	Chesapeake Utilities Corp.	215,519	16,153
	NRG Yield Inc.	823,711	14,497
*	Dynegy Inc.	1,681,028	13,902
*	TerraForm Power Inc. Class A	967,038	11,605
	SJW Group	201,763	9,923
	Unitil Corp.	182,536	8,818
	Connecticut Water Service Inc.	157,301	8,732
	Middlesex Water Co.	217,822	8,626
	NRG Yield Inc. Class A	435,995	7,438
	York Water Co.	164,656	5,738
	Artesian Resources Corp. Class A	106,306	4,001
^,*	Cadiz Inc.	280,373	3,785
^	Spark Energy Inc. Class A	152,704	2,871
	Delta Natural Gas Co. Inc.	83,807	2,554
*	TerraForm Global Inc. Class A	452,790	2,287
^,*	AquaVenture Holdings Ltd.	128,362	1,955
	Genie Energy Ltd. Class B	209,942	1,600
*	Pure Cycle Corp.	192,349	1,491
	Gas Natural Inc.	88,690	1,144
	RGC Resources Inc.	28,104	796
*	US Geothermal Inc.	131,843	605

			1,825,353
Total Common Stocks (Cost $44,456,697)			56,543,300

51

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2017

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (3.2%)[1]
Money Market Fund (3.1%)
3,4	Vanguard Market Liquidity Fund	1.181%		17,883,910	1,788,749

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.862%	8/3/17	2,200	2,198
5	United States Treasury Bill	0.923%–0.990%	9/21/17	14,000	13,970
5	United States Treasury Bill	0.909%	10/5/17	6,000	5,984
5	United States Treasury Bill	1.056%	11/24/17	5,000	4,979

					27,131

Total Temporary Cash Investments (Cost $1,815,673)					1,815,880
Total Investments (102.1%) (Cost $46,272,370)					58,359,180
Other Assets and Liabilities—Net (-2.1%)[4]					(1,203,888)

Net Assets (100%)					57,155,292

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,191,288,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and
2.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,277,583,000 of collateral received for securities on loan.
5 Securities with a value of $24,135,000 have been segregated as initial margin for open futures contracts.
CPR—Contingent Payment Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

52

This page intentionally left blank.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982 082017

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.5%)[1]
Basic Materials (2.5%)
	Dow Chemical Co.	28,110,619	1,772,937
	EI du Pont de Nemours & Co.	19,964,585	1,611,342
	Praxair Inc.	6,561,472	869,723
	Ecolab Inc.	6,036,720	801,375
	Air Products & Chemicals Inc.	4,999,917	715,288
	PPG Industries Inc.	5,903,515	649,151
	LyondellBasell Industries NV Class A	7,398,885	624,392
	International Paper Co.	9,475,021	536,381
	Nucor Corp.	7,336,174	424,544
	Newmont Mining Corp.	12,291,815	398,132
*	Freeport-McMoRan Inc.	29,980,604	360,067
	Celanese Corp. Class A	3,235,527	307,181
	Albemarle Corp.	2,582,034	272,508
	Eastman Chemical Co.	3,187,319	267,703
	International Flavors & Fragrances Inc.	1,818,102	245,444
	Arconic Inc.	10,131,485	229,478
	FMC Corp.	3,075,889	224,694
	Steel Dynamics Inc.	5,298,701	189,746
	Mosaic Co.	8,043,737	183,639
	Avery Dennison Corp.	2,029,330	179,332
	RPM International Inc.	3,059,252	166,882
	Chemours Co.	4,239,207	160,751
*	Axalta Coating Systems Ltd.	4,980,060	159,561
	CF Industries Holdings Inc.	5,345,700	149,466
*	Alcoa Corp.	4,226,616	137,999
	Huntsman Corp.	4,631,578	119,680
	Royal Gold Inc.	1,509,554	118,002
	Reliance Steel & Aluminum Co.	1,582,996	115,258
	Olin Corp.	3,793,180	114,857
	WR Grace & Co.	1,574,825	113,403
	NewMarket Corp.	221,162	101,841
	Ashland Global Holdings Inc.	1,416,707	93,375
	Scotts Miracle-Gro Co.	1,025,753	91,764
^	United States Steel Corp.	3,997,669	88,508
	Sensient Technologies Corp.	1,033,097	83,195
	Versum Materials Inc.	2,505,405	81,426
	PolyOne Corp.	1,882,223	72,917
	Cabot Corp.	1,284,343	68,622
	US Silica Holdings Inc.	1,851,200	65,699
*	Univar Inc.	2,233,665	65,223
	HB Fuller Co.	1,177,504	60,182
	Minerals Technologies Inc.	808,079	59,151
	Westlake Chemical Corp.	883,911	58,524
*	Platform Specialty Products Corp.	4,560,591	57,828
	Balchem Corp.	734,740	57,097
	Domtar Corp.	1,450,201	55,717
*	Ingevity Corp.	968,005	55,563
*	CONSOL Energy Inc.	3,678,251	54,953
	Worthington Industries Inc.	1,027,936	51,623
	Commercial Metals Co.	2,652,537	51,539
^	Compass Minerals International Inc.	770,357	50,304
*	GCP Applied Technologies Inc.	1,628,531	49,670
*,^	AK Steel Holding Corp.	7,236,180	47,542
*,^	Cliffs Natural Resources Inc.	6,755,174	46,746
	Hecla Mining Co.	9,151,124	46,671
*	Cambrex Corp.	741,990	44,334
^	Allegheny Technologies Inc.	2,499,968	42,524
	Quaker Chemical Corp.	286,606	41,624
	KapStone Paper and Packaging Corp.	1,969,989	40,641
	Stepan Co.	465,268	40,543
	Carpenter Technology Corp.	1,075,150	40,243

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Coeur Mining Inc.	4,187,418	35,928
	Innospec Inc.	537,785	35,252
*	Ferro Corp.	1,897,791	34,711
^	Arch Coal Inc. Class A	484,135	33,066
	Kaiser Aluminum Corp.	371,767	32,909
	Neenah Paper Inc.	373,022	29,935
*,^	Peabody Energy Corp.	1,018,462	24,901
*	Kraton Corp.	701,550	24,161
*	AdvanSix Inc.	689,305	21,534
	Tronox Ltd. Class A	1,367,483	20,676
	A Schulman Inc.	635,523	20,337
	PH Glatfelter Co.	994,376	19,430
	Innophos Holdings Inc.	436,736	19,146
	Deltic Timber Corp.	253,456	18,923
	Calgon Carbon Corp.	1,199,077	18,106
*	Clearwater Paper Corp.	383,971	17,951
*	Century Aluminum Co.	1,112,718	17,336
	Chase Corp.	161,416	17,223
*	SunCoke Energy Inc.	1,531,394	16,692
*	Koppers Holdings Inc.	452,597	16,361
	Rayonier Advanced Materials Inc.	968,863	15,231
*,^	Fairmount Santrol Holdings Inc.	3,573,418	13,936
*	CSW Industrials Inc.	357,242	13,807
*	Veritiv Corp.	255,789	11,510
	Haynes International Inc.	305,972	11,110
	American Vanguard Corp.	620,443	10,703
	Aceto Corp.	670,872	10,365
	Hawkins Inc.	218,745	10,139
	Tredegar Corp.	647,317	9,872
	KMG Chemicals Inc.	200,495	9,758
*	OMNOVA Solutions Inc.	996,797	9,719
	Kronos Worldwide Inc.	532,122	9,695
	FutureFuel Corp.	539,444	8,140
*	Nexeo Solutions Inc.	844,592	7,010
*	Cloud Peak Energy Inc.	1,888,047	6,665
	Warrior Met Coal Inc.	370,925	6,354
*	Codexis Inc.	1,119,739	6,103
*	Resolute Forest Products Inc.	1,284,961	5,654
	Gold Resource Corp.	1,325,577	5,408
*,^	Intrepid Potash Inc.	2,343,082	5,295
*,^	LSB Industries Inc.	506,145	5,228
*,^	Uranium Energy Corp.	3,087,367	4,909
	Olympic Steel Inc.	225,013	4,383
	Hallador Energy Co.	499,693	3,883
*	Verso Corp.	795,449	3,731
*	Ryerson Holding Corp.	364,153	3,605
*	AgroFresh Solutions Inc.	455,612	3,271
	Ampco-Pittsburgh Corp.	201,425	2,971
*	Universal Stainless & Alloy Products Inc.	144,198	2,812
*,^	Ur-Energy Inc.	3,850,766	2,415
*,^	ChromaDex Corp.	569,641	2,176
*	Synalloy Corp.	191,382	2,172
*	Westmoreland Coal Co.	438,736	2,137
*	Real Industry Inc.	637,189	1,848
*	Northern Technologies International Corp.	63,670	1,016
*,^	Pershing Gold Corp.	343,291	958
*	NL Industries Inc.	107,187	756
*,^	Ramaco Resources Inc.	124,749	755
*	Handy & Harman Ltd.	21,458	674
	Friedman Industries Inc.	105,718	600
*	Senomyx Inc.	643,987	535
*,^	Uni-Pixel Inc.	1,217,492	465
	United-Guardian Inc.	27,515	425
*	Centrus Energy Corp. Class A	89,678	377

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Solitario Exploration & Royalty Corp.	514,972	345
*,^	Comstock Mining Inc.	1,807,876	330
*	General Moly Inc.	826,813	305
*,^	Golden Minerals Co.	491,286	276
*,^	Marrone Bio Innovations Inc.	176,690	228
*	Dynasil Corp. of America	158,073	191
*	Rentech Inc.	152,312	69
*	Ikonics Corp.	6,410	57
*,^	Uranium Resources Inc.	25,983	39
*	TOR Minerals International Inc.	2,580	21
*,^	Paramount Gold Nevada Corp.	5,300	8
*	US Antimony Corp.	6,800	3
*	Senestech Inc.	200	1
			14,799,532
Consumer Goods (9.6%)
	Procter & Gamble Co.	58,939,340	5,136,563
	Philip Morris International Inc.	35,780,975	4,202,475
	Coca-Cola Co.	88,612,244	3,974,259
	PepsiCo Inc.	32,956,942	3,806,197
	Altria Group Inc.	44,516,118	3,315,115
	NIKE Inc. Class B	30,387,385	1,792,856
	Colgate-Palmolive Co.	20,335,163	1,507,446
	Mondelez International Inc. Class A	33,178,575	1,432,983
	Reynolds American Inc.	19,725,963	1,282,977
	Kraft Heinz Co.	14,004,845	1,199,375
	Monsanto Co.	10,101,139	1,195,571
	Kimberly-Clark Corp.	8,178,346	1,055,906
	General Motors Co.	29,443,723	1,028,469
*,^	Tesla Inc.	2,836,742	1,025,794
	Ford Motor Co.	89,687,054	1,003,598
	Activision Blizzard Inc.	16,447,709	946,895
	General Mills Inc.	13,295,936	736,595
*	Electronic Arts Inc.	6,769,768	715,700
	Constellation Brands Inc. Class A	3,566,162	690,873
	Newell Brands Inc.	11,127,379	596,650
	Archer-Daniels-Midland Co.	13,120,192	542,914
	Delphi Automotive plc	6,170,927	540,882
	Stanley Black & Decker Inc.	3,517,630	495,036
	Estee Lauder Cos. Inc. Class A	5,141,819	493,512
*	Monster Beverage Corp.	9,828,363	488,273
	Tyson Foods Inc. Class A	6,610,662	414,026
	Clorox Co.	2,946,548	392,598
	Kellogg Co.	5,617,698	390,205
	Dr Pepper Snapple Group Inc.	4,221,481	384,619
	Conagra Brands Inc.	9,943,014	355,562
*	Mohawk Industries Inc.	1,452,873	351,145
	VF Corp.	6,061,807	349,160
	Molson Coors Brewing Co. Class B	4,020,460	347,127
	Hershey Co.	3,136,885	336,807
	Whirlpool Corp.	1,709,560	327,586
	Church & Dwight Co. Inc.	5,927,455	307,516
	Coach Inc.	6,432,521	304,516
	Genuine Parts Co.	3,238,313	300,386
	JM Smucker Co.	2,533,911	299,838
	Hasbro Inc.	2,584,865	288,238
	DR Horton Inc.	8,166,922	282,330
	McCormick & Co. Inc.	2,597,945	253,326
	Lennar Corp. Class A	4,614,853	246,064
	Bunge Ltd.	3,221,584	240,330
	Campbell Soup Co.	4,574,592	238,565
	Lear Corp.	1,596,481	226,828
*	LKQ Corp.	6,694,438	220,582
	Harley-Davidson Inc.	4,037,290	218,094
	Snap-on Inc.	1,326,606	209,604

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	PVH Corp.	1,812,642	207,547
	BorgWarner Inc.	4,894,272	207,321
	Hormel Foods Corp.	6,076,407	207,266
	Goodyear Tire & Rubber Co.	5,777,665	201,987
*	NVR Inc.	81,988	197,641
	Brown-Forman Corp. Class B	4,062,318	197,429
	Ingredion Inc.	1,643,406	195,910
	Hanesbrands Inc.	8,444,135	195,566
	Leucadia National Corp.	7,426,648	194,281
	Coty Inc. Class A	10,317,592	193,558
*	Take-Two Interactive Software Inc.	2,374,725	174,257
	Mattel Inc.	7,866,111	169,357
	Pinnacle Foods Inc.	2,717,780	161,436
*	Middleby Corp.	1,321,033	160,519
	PulteGroup Inc.	6,525,663	160,074
	Leggett & Platt Inc.	3,038,084	159,591
*	WABCO Holdings Inc.	1,191,482	151,926
	Lamb Weston Holdings Inc.	3,336,235	146,928
	Toll Brothers Inc.	3,532,998	139,589
*	Lululemon Athletica Inc.	2,182,534	130,232
*	Michael Kors Holdings Ltd.	3,549,223	128,659
	Brunswick Corp.	2,043,386	128,182
^	Polaris Industries Inc.	1,370,319	126,385
	Gentex Corp.	6,627,913	125,731
	Thor Industries Inc.	1,146,871	119,871
	Valvoline Inc.	4,687,909	111,197
*	Post Holdings Inc.	1,422,288	110,441
*,^	Herbalife Ltd.	1,497,096	106,788
*	TreeHouse Foods Inc.	1,302,080	106,367
	Pool Corp.	898,064	105,585
*	Edgewell Personal Care Co.	1,318,338	100,220
	Ralph Lauren Corp. Class A	1,286,978	94,979
	Carter's Inc.	1,048,690	93,281
*	Hain Celestial Group Inc.	2,391,302	92,830
*,^	Under Armour Inc. Class A	4,227,140	91,983
*	Skechers U.S.A. Inc. Class A	3,049,031	89,946
*	US Foods Holding Corp.	3,276,113	89,176
*,^	Under Armour Inc.	4,282,250	86,330
*	Visteon Corp.	748,956	76,438
	Flowers Foods Inc.	4,311,912	74,639
	Nu Skin Enterprises Inc. Class A	1,184,950	74,462
	Dana Inc.	3,298,566	73,657
*,^	Wayfair Inc.	947,281	72,827
	Tenneco Inc.	1,251,858	72,395
	Energizer Holdings Inc.	1,414,209	67,910
	Spectrum Brands Holdings Inc.	537,739	67,239
*	Zynga Inc. Class A	18,044,409	65,682
	Tupperware Brands Corp.	929,190	65,257
	CalAtlantic Group Inc.	1,793,943	63,416
*	Dorman Products Inc.	760,691	62,962
	Snyder's-Lance Inc.	1,764,177	61,076
*	Darling Ingredients Inc.	3,820,856	60,140
	Wolverine World Wide Inc.	2,141,964	59,996
*	Welbilt Inc.	3,166,268	59,684
*	Helen of Troy Ltd.	622,093	58,539
*,^	Tempur Sealy International Inc.	1,084,037	57,877
	LCI Industries	539,376	55,232
*	Kate Spade & Co.	2,932,791	54,227
	Lancaster Colony Corp.	439,703	53,916
	B&G Foods Inc.	1,508,523	53,703
	Sanderson Farms Inc.	460,721	53,282
*	iRobot Corp.	601,656	50,623
*	Deckers Outdoor Corp.	728,058	49,697
*	Steven Madden Ltd.	1,242,049	49,620

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Blue Buffalo Pet Products Inc.	2,075,517	47,343
	Vector Group Ltd.	2,204,783	47,006
*	TRI Pointe Group Inc.	3,509,199	46,286
	KB Home	1,881,059	45,089
	J&J Snack Foods Corp.	339,744	44,870
	Cooper Tire & Rubber Co.	1,206,278	43,547
	Herman Miller Inc.	1,367,969	41,586
*	Cooper-Standard Holdings Inc.	405,090	40,861
	HNI Corp.	1,012,407	40,365
	Fresh Del Monte Produce Inc.	763,958	38,893
*	Avon Products Inc.	10,057,591	38,219
*	Taylor Morrison Home Corp. Class A	1,582,830	38,004
	Columbia Sportswear Co.	652,904	37,908
	Universal Corp.	581,328	37,612
*	Meritage Homes Corp.	886,256	37,400
	La-Z-Boy Inc.	1,111,301	36,117
	Nutrisystem Inc.	679,067	35,345
*	Select Comfort Corp.	977,573	34,694
	Dean Foods Co.	2,034,790	34,591
	WD-40 Co.	305,565	33,719
	MDC Holdings Inc.	934,026	32,999
*	Gentherm Inc.	830,317	32,216
*,^	Hostess Brands Inc. Class A	1,998,683	32,179
	Interface Inc. Class A	1,598,227	31,405
*	Vista Outdoor Inc.	1,365,040	30,727
*	ACCO Brands Corp.	2,509,081	29,231
*	American Axle & Manufacturing Holdings Inc.	1,857,332	28,974
*	Fox Factory Holding Corp.	805,702	28,683
*	Boston Beer Co. Inc. Class A	210,863	27,866
	Callaway Golf Co.	2,140,206	27,352
*,^	Pilgrim's Pride Corp.	1,228,928	26,938
	Seaboard Corp.	6,676	26,671
*	Cavco Industries Inc.	199,610	25,879
*,^	Cal-Maine Foods Inc.	652,731	25,848
	Schweitzer-Mauduit International Inc.	688,983	25,651
	Winnebago Industries Inc.	728,582	25,500
	Steelcase Inc. Class A	1,806,418	25,290
^	Calavo Growers Inc.	363,738	25,116
	National Beverage Corp.	267,844	25,059
	Coca-Cola Bottling Co. Consolidated	106,178	24,301
	Standard Motor Products Inc.	459,472	23,994
	Briggs & Stratton Corp.	947,267	22,829
*	G-III Apparel Group Ltd.	896,708	22,373
*	Universal Electronics Inc.	322,965	21,590
	Oxford Industries Inc.	344,919	21,554
	Knoll Inc.	1,039,534	20,843
	Andersons Inc.	581,648	19,863
*,^	Fitbit Inc. Class A	3,726,219	19,786
	Ethan Allen Interiors Inc.	604,630	19,530
*	Modine Manufacturing Co.	1,150,131	19,035
*	Central Garden & Pet Co. Class A	603,832	18,127
*	M/I Homes Inc.	588,359	16,798
*	USANA Health Sciences Inc.	262,005	16,795
*,^	GoPro Inc. Class A	2,015,834	16,389
	Phibro Animal Health Corp. Class A	437,127	16,196
*,^	LGI Homes Inc.	396,632	15,937
	Camping World Holdings Inc. Class A	501,358	15,467
^	Tootsie Roll Industries Inc.	433,221	15,098
	Kimball International Inc. Class B	900,009	15,021
*,^	William Lyon Homes Class A	618,377	14,928
*	Nautilus Inc.	770,303	14,751
^	MGP Ingredients Inc.	286,821	14,677
	Inter Parfums Inc.	399,505	14,642
*	Crocs Inc.	1,830,465	14,113

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	National Presto Industries Inc.	124,477	13,755
*,^	e.l.f. Beauty, Inc.	483,876	13,166
*,^	Central Garden & Pet Co.	403,990	12,843
	Titan International Inc.	1,056,503	12,689
*	Motorcar Parts of America Inc.	444,600	12,555
	Lennar Corp. Class B	273,691	12,308
	John B Sanfilippo & Son Inc.	183,219	11,563
	Superior Industries International Inc.	560,169	11,511
*	Beazer Homes USA Inc.	830,934	11,400
*	Unifi Inc.	350,325	10,790
*,^	Fossil Group Inc.	1,035,266	10,715
*	Malibu Boats Inc. Class A	412,542	10,672
	Hooker Furniture Corp.	256,945	10,573
	Acushnet Holdings Corp.	528,156	10,479
	Tower International Inc.	448,305	10,064
*	Century Communities Inc.	390,353	9,681
	Movado Group Inc.	369,781	9,337
*	Stoneridge Inc.	594,358	9,159
	Flexsteel Industries Inc.	168,058	9,094
	Medifast Inc.	217,085	9,002
*	Iconix Brand Group Inc.	1,292,959	8,934
	Omega Protein Corp.	470,213	8,417
*,^	Freshpet Inc.	494,694	8,212
	Bassett Furniture Industries Inc.	214,231	8,130
	Culp Inc.	243,286	7,907
*	Farmer Brothers Co.	257,556	7,791
*,^	Amplify Snack Brands Inc.	762,707	7,352
*	Eastman Kodak Co.	798,529	7,267
*	Primo Water Corp.	565,323	7,180
	Nutraceutical International Corp.	169,048	7,041
*	MCBC Holdings Inc.	352,120	6,884
	Limoneira Co.	287,000	6,782
*	Revlon Inc. Class A	267,351	6,336
*	Hovnanian Enterprises Inc. Class A	2,186,427	6,122
	Johnson Outdoors Inc. Class A	121,155	5,841
*	ZAGG Inc.	672,715	5,819
*	Perry Ellis International Inc.	284,405	5,535
*	Glu Mobile Inc.	2,208,392	5,521
*,^	Jamba Inc.	661,983	5,157
*	Vera Bradley Inc.	513,844	5,025
*	Seneca Foods Corp. Class A	150,784	4,682
*	Core Molding Technologies Inc.	206,693	4,467
*,^	Castle Brands Inc.	2,465,453	4,241
	Oil-Dri Corp. of America	96,105	4,037
	Superior Uniform Group Inc.	179,445	4,011
	Libbey Inc.	492,491	3,969
*	Craft Brew Alliance Inc.	210,121	3,541
*,^	Sequential Brands Group Inc.	863,477	3,445
	Lifetime Brands Inc.	185,281	3,363
	Marine Products Corp.	215,360	3,362
*,^	22nd Century Group Inc.	1,885,251	3,299
^	Orchids Paper Products Co.	254,554	3,296
	Weyco Group Inc.	114,453	3,191
*	Lakeland Industries Inc.	206,432	2,993
*	New Home Co. Inc.	258,826	2,969
*	Delta Apparel Inc.	129,662	2,876
*	Black Diamond Inc.	403,894	2,686
*,^	Vuzix Corp.	406,195	2,661
	Strattec Security Corp.	74,291	2,630
	A-Mark Precious Metals Inc.	152,127	2,501
	Rocky Brands Inc.	183,158	2,463
*	Shiloh Industries Inc.	208,222	2,445
	Crown Crafts Inc.	324,287	2,238
*,^	New Age Beverages Corp.	426,400	2,187

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Nature's Sunshine Products Inc.	154,008	2,041
*,^	Akoustis Technologies Inc.	232,819	2,035
*	Turning Point Brands Inc.	132,319	2,030
*,^	PolarityTE Inc.	87,197	2,015
*	Alliance One International Inc.	139,843	2,014
	Escalade Inc.	145,056	1,900
*,^	JAKKS Pacific Inc.	474,433	1,898
*	Inventure Foods Inc.	422,197	1,820
	Acme United Corp.	59,433	1,700
	Unique Fabricating Inc.	157,509	1,499
*,^	Lipocine Inc.	368,446	1,481
*	Natural Alternatives International Inc.	143,089	1,431
	Alico Inc.	45,429	1,422
	Kewaunee Scientific Corp.	55,565	1,386
*	US Auto Parts Network Inc.	421,727	1,362
*	Dixie Group Inc.	280,522	1,262
*,^	Lifevantage Corp.	276,235	1,196
*	Virco Manufacturing Corp.	218,789	1,171
	Rocky Mountain Chocolate Factory Inc.	97,315	1,148
*,^	S&W Seed Co.	274,141	1,138
*	Lifeway Foods Inc.	98,227	917
	LS Starrett Co. Class A	101,469	873
*	Alpha Pro Tech Ltd.	292,060	862
*	Skyline Corp.	141,200	850
*	Tandy Leather Factory Inc.	93,919	836
*	Cherokee Inc.	114,891	798
*	Coffee Holding Co. Inc.	130,802	583
	Mannatech Inc.	33,986	540
*,^	Nova Lifestyle Inc.	349,661	528
*	Willamette Valley Vineyards Inc.	56,933	461
*	Reed's Inc.	168,431	413
*	Zedge Inc. Class B	144,348	319
*	Female Health Co.	298,592	314
*	Summer Infant Inc.	149,701	266
*,^	Vince Holding Corp.	498,087	234
	Stanley Furniture Co. Inc.	188,620	213
*	Emerson Radio Corp.	151,209	212
*	Charles & Colvard Ltd.	215,341	198
	P&F Industries Inc. Class A	19,103	117
*,^	Fenix Parts Inc.	204,049	96
	CompX International Inc.	5,846	89
*	Cyanotech Corp.	23,496	85
*	CTI Industries Corp.	14,046	82
*	Differential Brands Group Inc.	31,820	64
	Ocean Bio-Chem Inc.	13,575	56
*	Hovnanian Enterprises Inc. Class B	19,300	54
*	Crystal Rock Holdings Inc.	60,050	49
*	JRjr33 Inc.	80,833	47
*,^	Long Island Iced Tea Corp.	6,400	35
*	Koss Corp.	12,072	23
*	RiceBran Technologies	22,862	22
*	Bridgford Foods Corp.	153	2
			55,832,853
Consumer Services (13.0%)
*	Amazon.com Inc.	9,355,374	9,056,002
	Comcast Corp. Class A	108,903,675	4,238,531
	Home Depot Inc.	27,528,391	4,222,855
	Walt Disney Co.	34,173,760	3,630,962
	McDonald's Corp.	18,761,824	2,873,561
	Wal-Mart Stores Inc.	34,917,465	2,642,554
*	Priceline Group Inc.	1,129,489	2,112,732
	CVS Health Corp.	23,456,997	1,887,350
	Starbucks Corp.	31,683,157	1,847,445
	Time Warner Inc.	16,920,837	1,699,021

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Walgreens Boots Alliance Inc.	21,148,426	1,656,133
	Costco Wholesale Corp.	10,103,315	1,615,823
*	Charter Communications Inc. Class A	4,614,719	1,554,468
	Lowe's Cos. Inc.	19,720,478	1,528,929
*	Netflix Inc.	9,424,638	1,408,135
	TJX Cos. Inc.	14,062,974	1,014,925
*	eBay Inc.	23,752,461	829,436
	Delta Air Lines Inc.	15,137,077	813,467
	McKesson Corp.	4,857,103	799,188
	Southwest Airlines Co.	12,704,027	789,428
	Marriott International Inc. Class A	6,600,207	662,067
	Target Corp.	12,656,048	661,785
	Twenty-First Century Fox Inc. Class A	22,759,371	645,001
	Yum! Brands Inc.	7,961,381	587,231
	Las Vegas Sands Corp.	9,149,493	584,561
	Carnival Corp.	8,640,768	566,575
	Cardinal Health Inc.	7,254,428	565,265
	Sysco Corp.	11,131,050	560,226
	CBS Corp. Class B	8,279,842	528,088
	Ross Stores Inc.	9,042,513	522,024
	American Airlines Group Inc.	10,322,917	519,449
	Kroger Co.	21,399,905	499,046
*	United Continental Holdings Inc.	6,114,872	460,144
*	O'Reilly Automotive Inc.	2,096,002	458,479
	Dollar General Corp.	6,308,982	454,815
	Omnicom Group Inc.	5,404,374	448,023
	Royal Caribbean Cruises Ltd.	3,957,522	432,280
	Expedia Inc.	2,840,904	423,153
*	Ulta Beauty Inc.	1,355,181	389,398
*	AutoZone Inc.	655,699	374,050
	MGM Resorts International	11,881,601	371,775
*	Dollar Tree Inc.	5,147,468	359,911
	AmerisourceBergen Corp. Class A	3,766,741	356,070
	Best Buy Co. Inc.	6,020,603	345,161
	Nielsen Holdings plc	8,202,213	317,098
*	DISH Network Corp. Class A	4,965,146	311,613
	Whole Foods Market Inc.	7,328,997	308,624
	L Brands Inc.	5,573,671	300,365
	Hilton Worldwide Holdings Inc.	4,852,419	300,122
	Twenty-First Century Fox Inc.	10,597,703	295,358
	Viacom Inc. Class B	8,306,712	278,856
*	Chipotle Mexican Grill Inc. Class A	658,690	274,081
*,^	CarMax Inc.	4,284,370	270,172
	Darden Restaurants Inc.	2,850,974	257,842
	Tiffany & Co.	2,716,139	254,964
	Alaska Air Group Inc.	2,831,513	254,157
	Wynn Resorts Ltd.	1,882,188	252,439
	Wyndham Worldwide Corp.	2,400,370	241,021
	Aramark	5,733,878	234,974
	Domino's Pizza Inc.	1,102,818	233,279
*	Liberty Interactive Corp. QVC Group Class A	9,323,742	228,805
	Interpublic Group of Cos. Inc.	9,043,901	222,480
*	Norwegian Cruise Line Holdings Ltd.	3,660,774	198,743
	Vail Resorts Inc.	922,849	187,181
	Advance Auto Parts Inc.	1,600,035	186,548
^	Sirius XM Holdings Inc.	32,746,965	179,126
*	JetBlue Airways Corp.	7,745,474	176,829
*	VCA Inc.	1,778,200	164,146
	Tractor Supply Co.	2,998,556	162,552
	Macy's Inc.	6,985,892	162,352
*	Panera Bread Co. Class A	488,784	153,791
^	Kohl's Corp.	3,973,333	153,649
	News Corp. Class A	11,180,298	153,170
	FactSet Research Systems Inc.	909,375	151,120

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Staples Inc.	14,942,494	150,471
*	Liberty Media Corp-Liberty SiriusXM Class C Shares	3,590,367	149,718
	Foot Locker Inc.	3,031,380	149,386
*	Burlington Stores Inc.	1,614,018	148,474
	H&R Block Inc.	4,754,224	146,953
*	Copart Inc.	4,508,043	143,311
	Service Corp. International	4,128,774	138,107
	KAR Auction Services Inc.	3,161,954	132,707
	Scripps Networks Interactive Inc. Class A	1,936,584	132,288
	Nordstrom Inc.	2,702,851	129,277
*	Discovery Communications Inc.	4,927,516	124,223
*,^	Liberty Media Corp-Liberty Formula One	3,367,024	123,300
*	ServiceMaster Global Holdings Inc.	3,108,761	121,832
	Gap Inc.	5,469,020	120,264
	Dunkin' Brands Group Inc.	2,100,962	115,805
*	Live Nation Entertainment Inc.	3,097,644	107,953
	Six Flags Entertainment Corp.	1,755,039	104,618
	Signet Jewelers Ltd.	1,593,914	100,799
	Bed Bath & Beyond Inc.	3,257,919	99,041
	Cinemark Holdings Inc.	2,530,580	98,313
*	TripAdvisor Inc.	2,551,743	97,477
	Casey's General Stores Inc.	907,817	97,236
	Sabre Corp.	4,431,729	96,479
*	Liberty Media Corp-Liberty SiriusXM Class A Shares	2,225,900	93,443
^	Cracker Barrel Old Country Store Inc.	555,252	92,866
	Rollins Inc.	2,274,858	92,609
*	Bright Horizons Family Solutions Inc.	1,177,420	90,909
*	Discovery Communications Inc. Class A	3,507,586	90,601
	Dun & Bradstreet Corp.	837,682	90,595
	Williams-Sonoma Inc.	1,793,845	87,001
*	Grand Canyon Education Inc.	1,103,252	86,506
*,^	GrubHub Inc.	1,983,445	86,478
*	Madison Square Garden Co. Class A	436,744	85,995
*	Spirit Airlines Inc.	1,594,665	82,364
	Extended Stay America Inc.	4,216,988	81,641
	Dick's Sporting Goods Inc.	1,916,758	76,344
	Cable One Inc.	106,251	75,534
*	Cabela's Inc.	1,257,294	74,708
	Texas Roadhouse Inc. Class A	1,455,993	74,183
*	AMC Networks Inc. Class A	1,352,974	72,262
	Chemed Corp.	350,474	71,682
*	Rite Aid Corp.	24,200,769	71,392
	TEGNA Inc.	4,939,806	71,183
	Jack in the Box Inc.	718,908	70,812
*	Liberty Expedia Holdings Inc. Class A	1,294,277	69,917
	Tribune Media Co. Class A	1,692,629	69,008
*,^	AutoNation Inc.	1,625,675	68,538
	ILG Inc.	2,475,827	68,060
	Wendy's Co.	4,383,723	67,992
*	Sprouts Farmers Market Inc.	2,983,193	67,629
*	Beacon Roofing Supply Inc.	1,377,835	67,514
*	Sally Beauty Holdings Inc.	3,268,011	66,177
	Office Depot Inc.	11,642,212	65,662
*	Dave & Buster's Entertainment Inc.	968,452	64,412
	Dolby Laboratories Inc. Class A	1,313,616	64,315
	Aaron's Inc.	1,645,114	63,995
	Graham Holdings Co. Class B	104,623	62,737
*,^	Five Below Inc.	1,255,093	61,964
	Nexstar Media Group Inc. Class A	1,013,360	60,599
*	Murphy USA Inc.	799,396	59,243
	Marriott Vacations Worldwide Corp.	495,695	58,368
*	Hilton Grand Vacations Inc.	1,592,777	57,436
	Sinclair Broadcast Group Inc. Class A	1,744,313	57,388
*	Hawaiian Holdings Inc.	1,213,702	56,983

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Lions Gate Entertainment Corp. Class B	2,163,433	56,855
*,^	Stamps.com Inc.	363,965	56,369
	John Wiley & Sons Inc. Class A	1,065,968	56,230
*,^	Sotheby's	1,027,670	55,155
	Churchill Downs Inc.	297,352	54,505
	Meredith Corp.	905,679	53,843
	Regal Entertainment Group Class A	2,604,145	53,281
	Choice Hotels International Inc.	828,616	53,239
	New York Times Co. Class A	2,970,668	52,581
	PriceSmart Inc.	594,256	52,057
*	Yelp Inc. Class A	1,733,998	52,055
*	Performance Food Group Co.	1,897,329	51,987
	AMERCO	141,061	51,637
	Cheesecake Factory Inc.	1,022,915	51,453
*	Michaels Cos. Inc.	2,772,838	51,353
*	WebMD Health Corp.	860,693	50,480
	GameStop Corp. Class A	2,334,847	50,456
*	Buffalo Wild Wings Inc.	394,465	49,979
*	Caesars Acquisition Co. Class A	2,596,249	49,459
	Big Lots Inc.	1,012,175	48,888
	Lithia Motors Inc. Class A	516,981	48,715
*	Adtalem Global Education Inc.	1,277,086	48,465
*	Avis Budget Group Inc.	1,763,421	48,088
	Bloomin' Brands Inc.	2,259,238	47,964
	Hillenbrand Inc.	1,327,620	47,927
*	Ollie's Bargain Outlet Holdings Inc.	1,111,020	47,329
	Planet Fitness Inc. Class A	2,016,528	47,066
*,^	Pandora Media Inc.	5,211,134	46,483
	American Eagle Outfitters Inc.	3,814,490	45,965
*,^	Altice USA Inc. Class A	1,418,418	45,815
*,^	RH	699,383	45,124
	Papa John's International Inc.	627,440	45,025
	Boyd Gaming Corp.	1,813,118	44,983
*,^	Cars.com Inc.	1,683,324	44,827
*	Acxiom Corp.	1,715,593	44,571
	Brinker International Inc.	1,166,040	44,426
*	Hyatt Hotels Corp. Class A	774,069	43,510
	Matthews International Corp. Class A	704,948	43,178
*	United Natural Foods Inc.	1,153,601	42,337
	Allegiant Travel Co. Class A	304,254	41,257
*	SiteOne Landscape Supply Inc.	768,790	40,023
	Children's Place Inc.	388,927	39,709
*	Penn National Gaming Inc.	1,845,902	39,502
	SkyWest Inc.	1,125,124	39,492
*	Groupon Inc. Class A	9,487,200	36,431
^	Lions Gate Entertainment Corp. Class A	1,279,276	36,101
	Red Rock Resorts Inc. Class A	1,513,633	35,646
*	Shutterfly Inc.	747,196	35,492
*,^	Etsy Inc.	2,318,306	34,775
	Penske Automotive Group Inc.	788,274	34,613
*	Urban Outfitters Inc.	1,856,370	34,417
	Core-Mark Holding Co. Inc.	1,034,461	34,199
	Morningstar Inc.	416,392	32,620
	Bob Evans Farms Inc.	453,941	32,607
*	MSG Networks Inc.	1,418,581	31,847
*	Scientific Games Corp. Class A	1,215,152	31,715
*	Trade Desk Inc. Class A	621,842	31,160
*	Houghton Mifflin Harcourt Co.	2,530,502	31,125
*,^	JC Penney Co. Inc.	6,580,414	30,599
*	Rush Enterprises Inc. Class A	821,489	30,543
	Monro Muffler Brake Inc.	727,087	30,356
*	TrueCar Inc.	1,509,819	30,091
	Time Inc.	2,068,867	29,688
	Group 1 Automotive Inc.	463,850	29,371

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Chico's FAS Inc.	3,018,220	28,432
*	La Quinta Holdings Inc.	1,895,681	27,999
	DSW Inc. Class A	1,532,039	27,117
*	Belmond Ltd. Class A	1,996,795	26,557
	Caleres Inc.	950,982	26,418
	AMC Entertainment Holdings Inc. Class A	1,136,904	25,865
^	SeaWorld Entertainment Inc.	1,565,950	25,478
*	Asbury Automotive Group Inc.	442,982	25,051
	Gannett Co. Inc.	2,794,952	24,372
*	Pinnacle Entertainment Inc.	1,222,158	24,150
	Sonic Corp.	907,804	24,048
	HSN Inc.	750,020	23,926
	Scholastic Corp.	548,733	23,919
*	EW Scripps Co. Class A	1,335,404	23,784
*,^	Liberty Media Corp-Liberty Formula One Class A	674,725	23,636
	Capella Education Co.	270,468	23,152
	International Speedway Corp. Class A	608,776	22,860
*	Eldorado Resorts Inc.	1,119,836	22,397
	Strayer Education Inc.	240,199	22,391
*	Herc Holdings Inc.	566,999	22,294
*	SUPERVALU Inc.	6,680,984	21,980
*,^	Weight Watchers International Inc.	656,021	21,924
	SpartanNash Co.	824,755	21,411
*,^	Chegg Inc.	1,724,063	21,189
	Abercrombie & Fitch Co.	1,681,625	20,919
*	Gray Television Inc.	1,522,534	20,859
^	Dillard's Inc. Class A	359,343	20,730
*	Red Robin Gourmet Burgers Inc.	314,954	20,551
^	Wingstop Inc.	644,951	19,929
*	Liberty Media Corp-Liberty Braves	819,275	19,638
*	Liberty TripAdvisor Holdings Inc. Class A	1,677,476	19,459
*	Denny's Corp.	1,617,140	19,034
*,^	Quotient Technology Inc.	1,618,948	18,618
	ClubCorp Holdings Inc.	1,410,809	18,482
	DineEquity Inc.	414,821	18,273
	PetMed Express Inc.	446,639	18,134
	Guess? Inc.	1,372,539	17,541
*	BJ's Restaurants Inc.	468,538	17,453
	World Wrestling Entertainment Inc. Class A	829,610	16,899
	New Media Investment Group Inc.	1,236,921	16,674
*	Caesars Entertainment Corp.	1,377,136	16,526
*	Genesco Inc.	484,068	16,410
*,^	Lumber Liquidators Holdings Inc.	642,961	16,113
	Tile Shop Holdings Inc.	770,023	15,901
*	Diplomat Pharmacy Inc.	1,051,381	15,560
	Ruth's Hospitality Group Inc.	710,950	15,463
*,^	Hertz Global Holdings Inc.	1,330,653	15,302
	Rent-A-Center Inc.	1,293,490	15,160
*,^	Shake Shack Inc. Class A	426,167	14,865
*	Career Education Corp.	1,544,675	14,829
*	SP Plus Corp.	464,600	14,194
*	K12 Inc.	787,561	14,113
*	Providence Service Corp.	274,860	13,911
*	Laureate Education Inc. Class A	760,224	13,327
	Finish Line Inc. Class A	939,614	13,314
^	GNC Holdings Inc. Class A	1,565,589	13,198
	Marcus Corp.	428,022	12,926
^	Tailored Brands Inc.	1,154,768	12,887
	Weis Markets Inc.	252,042	12,279
	MDC Partners Inc. Class A	1,227,921	12,156
*	MarineMax Inc.	618,835	12,098
*,^	Party City Holdco Inc.	739,911	11,580
*,^	Hibbett Sports Inc.	555,462	11,526
	Sonic Automotive Inc. Class A	574,840	11,181

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	National CineMedia Inc.	1,500,682	11,135
	Ingles Markets Inc. Class A	327,035	10,890
*	Del Taco Restaurants Inc.	787,683	10,831
*	XO Group Inc.	614,493	10,827
	Buckle Inc.	606,942	10,804
*	Bankrate Inc.	833,126	10,706
	Entravision Communications Corp. Class A	1,621,087	10,699
	Barnes & Noble Inc.	1,395,349	10,605
*	Express Inc.	1,564,858	10,563
*	Francesca's Holdings Corp.	937,876	10,260
*	Fiesta Restaurant Group Inc.	495,034	10,222
*	Carrols Restaurant Group Inc.	821,607	10,065
	Haverty Furniture Cos. Inc.	397,190	9,969
*	Biglari Holdings Inc.	24,869	9,941
*	Angie's List Inc.	774,604	9,907
	Pier 1 Imports Inc.	1,908,219	9,904
	Cato Corp. Class A	558,022	9,816
*,^	Ascena Retail Group Inc.	4,536,143	9,753
*,^	Trupanion Inc.	422,129	9,447
*	Chuy's Holdings Inc.	398,018	9,314
	Carriage Services Inc. Class A	338,557	9,127
*	Del Frisco's Restaurant Group Inc.	547,340	8,812
*	Barnes & Noble Education Inc.	819,116	8,707
*	Regis Corp.	839,845	8,625
*	American Public Education Inc.	358,602	8,481
	Emerald Expositions Events Inc.	377,442	8,266
*	Monarch Casino & Resort Inc.	269,732	8,159
^	Fred's Inc. Class A	877,031	8,095
*	Intrawest Resorts Holdings Inc.	340,162	8,075
*	Care.com Inc.	518,924	7,836
	News Corp. Class B	543,866	7,696
*	1-800-Flowers.com Inc. Class A	784,554	7,649
*	Clean Energy Fuels Corp.	2,969,936	7,544
*	tronc Inc.	564,652	7,278
*,^	America's Car-Mart Inc.	186,739	7,264
	RCI Hospitality Holdings Inc.	296,559	7,070
*	Titan Machinery Inc.	391,431	7,038
*	Potbelly Corp.	594,688	6,839
^	Big 5 Sporting Goods Corp.	521,762	6,809
*	Bojangles' Inc.	416,423	6,767
*,^	Conn's Inc.	336,307	6,423
*	Chefs' Warehouse Inc.	493,357	6,414
*	Overstock.com Inc.	383,536	6,252
	Winmark Corp.	48,421	6,244
*,^	Smart & Final Stores Inc.	679,964	6,188
*,^	Carvana Co.	300,962	6,161
	Shoe Carnival Inc.	293,185	6,122
^	Entercom Communications Corp. Class A	565,324	5,851
	Citi Trends Inc.	275,562	5,847
*,^	Sears Holdings Corp.	645,999	5,724
*	J Alexander's Holdings Inc.	466,456	5,714
*	FTD Cos. Inc.	285,230	5,705
*	At Home Group Inc.	234,379	5,459
^	Natural Health Trends Corp.	191,872	5,344
*	Lindblad Expeditions Holdings Inc.	506,469	5,318
*	Zumiez Inc.	427,743	5,283
*	Vitamin Shoppe Inc.	445,783	5,193
*	Liberty Media Corp-Liberty Braves	214,085	5,114
*	Rubicon Project Inc.	977,163	5,023
*,^	Duluth Holdings Inc.	272,858	4,969
*	Bridgepoint Education Inc.	331,392	4,891
*,^	Zoe's Kitchen Inc.	409,167	4,873
*	Golden Entertainment Inc.	222,276	4,603
	Village Super Market Inc. Class A	176,551	4,576

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Reading International Inc. Class A	275,292	4,440
	Speedway Motorsports Inc.	242,771	4,435
*,^	Daily Journal Corp.	21,340	4,402
	CSS Industries Inc.	154,313	4,037
*,^	Sportsman's Warehouse Holdings Inc.	743,514	4,015
	Clear Channel Outdoor Holdings Inc. Class A	825,901	4,006
*	Nathan's Famous Inc.	61,089	3,849
	West Marine Inc.	297,630	3,825
*	Habit Restaurants Inc. Class A	241,130	3,810
*	Global Eagle Entertainment Inc.	1,047,406	3,729
*	PCM Inc.	198,139	3,715
*	Build-A-Bear Workshop Inc.	350,275	3,660
*	Kirkland's Inc.	339,649	3,492
*	Autobytel Inc.	262,951	3,316
	Saga Communications Inc. Class A	71,295	3,262
*,^	Lands' End Inc.	214,399	3,195
*	TechTarget Inc.	304,451	3,157
*	Drive Shack Inc.	997,810	3,143
*	Avid Technology Inc.	594,385	3,126
*	Fogo De Chao Inc.	224,316	3,118
	Collectors Universe Inc.	123,872	3,078
*	Ascent Capital Group Inc. Class A	199,032	3,057
*	Hemisphere Media Group Inc. Class A	246,659	2,923
*	Century Casinos Inc.	396,483	2,922
*	Marchex Inc. Class B	942,426	2,808
*	Gaia Inc. Class A	242,959	2,721
*	Liquidity Services Inc.	425,774	2,704
*	Ruby Tuesday Inc.	1,270,968	2,555
*	QuinStreet Inc.	588,314	2,453
*,^	Inspired Entertainment Inc.	186,218	2,421
	AH Belo Corp. Class A	419,625	2,308
*	Container Store Group Inc.	377,018	2,232
*	Lee Enterprises Inc.	1,110,959	2,111
*	Red Lion Hotels Corp.	280,083	2,059
*	El Pollo Loco Holdings Inc.	145,596	2,016
	YuMe Inc.	418,968	1,969
*,^	Tuesday Morning Corp.	985,841	1,873
*,^	Natural Grocers by Vitamin Cottage Inc.	217,020	1,795
*	Town Sports International Holdings Inc.	378,981	1,781
*	Townsquare Media Inc. Class A	173,867	1,780
*	Blue Apron Holdings Inc. Class A	186,039	1,738
*	Travelzoo	152,382	1,669
*	Leaf Group Ltd.	213,369	1,664
	Wayside Technology Group Inc.	82,067	1,588
*,^	Boot Barn Holdings Inc.	219,126	1,551
*	RealNetworks Inc.	354,698	1,536
	Peak Resorts Inc.	353,521	1,449
*	Destination XL Group Inc.	576,476	1,355
*	Urban One Inc.	571,863	1,287
*	Cambium Learning Group Inc.	248,408	1,259
	Salem Media Group Inc. Class A	171,361	1,217
	Tilly's Inc. Class A	119,549	1,213
^	Stage Stores Inc.	581,485	1,209
*	EVINE Live Inc.	1,180,565	1,181
*	McClatchy Co. Class A	122,966	1,148
^	Stein Mart Inc.	647,639	1,095
*,^	Noodles & Co. Class A	277,204	1,081
	Liberty Tax Inc.	77,519	1,004
*,^	Papa Murphy's Holdings Inc.	227,535	994
*	Luby's Inc.	302,362	850
*	Nevada Gold & Casinos Inc.	313,955	703
*,^	Remark Holdings Inc.	230,267	645
*,^	Kona Grill Inc.	152,775	565
*	Good Times Restaurants Inc.	153,644	545

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Destination Maternity Corp.	167,111	541
	Ark Restaurants Corp.	21,210	517
*	New York & Co. Inc.	373,504	515
*	Bravo Brio Restaurant Group Inc.	111,686	514
*	Full House Resorts Inc.	206,195	503
*	Profire Energy Inc.	353,189	459
*,^	Digital Turbine Inc.	430,786	444
	National American University Holdings Inc.	171,618	434
*	ONE Group Hospitality Inc.	165,077	358
*	CafePress Inc.	128,798	334
*	Dover Downs Gaming & Entertainment Inc.	298,523	331
	Emmis Communications Corp. Class A	109,373	315
*	Famous Dave's of America Inc.	86,205	315
*	TheStreet Inc.	355,603	295
^	Live Ventures Inc.	27,874	295
*	Rush Enterprises Inc. Class B	6,949	253
*,^	Spark Networks Inc.	263,550	253
*	Harte-Hanks Inc.	242,762	250
*,^	Rave Restaurant Group Inc.	100,927	204
	Value Line Inc.	9,438	173
	Flanigan's Enterprises Inc.	5,174	150
^	bebe stores inc	23,972	142
^	Educational Development Corp.	12,522	133
*,^	Cumulus Media Inc. Class A	257,942	116
*	Diversified Restaurant Holdings Inc.	41,720	108
*,^	Bon-Ton Stores Inc.	225,465	99
	Insignia Systems Inc.	87,240	91
*	Christopher & Banks Corp.	64,564	85
*	VistaGen Therapeutics Inc.	34,555	65
	Haverty Furniture Cos. Inc. Class A	1,375	34
*	NTN Buzztime Inc.	4,842	33
*,^	Net Element Inc.	49,473	32
*,^	WeCast Network Inc.	16,045	28
*	SPAR Group Inc.	19,446	20
	Beasley Broadcast Group Inc. Class A	1,610	16
*,^	Sears Hometown and Outlet Stores Inc.	5,600	15
	Viacom Inc. Class A	300	11
*	MaxPoint Interactive Inc.	1,162	9
*	Universal Travel Group	42,843	7
*	Genius Brands International Inc.	1,430	5
*	Social Reality Inc.	2,782	3
*	Urban One Inc. Class A	950	2
			75,334,894
Financials (20.4%)
	JPMorgan Chase & Co.	81,849,498	7,481,044
*	Berkshire Hathaway Inc. Class B	43,189,943	7,315,081
	Wells Fargo & Co.	103,615,142	5,741,315
	Bank of America Corp.	229,168,479	5,559,627
	Citigroup Inc.	63,394,487	4,239,823
	Visa Inc. Class A	42,493,554	3,985,045
	Mastercard Inc. Class A	21,900,088	2,659,766
	US Bancorp	36,988,281	1,920,432
	Goldman Sachs Group Inc.	8,152,102	1,808,951
	Chubb Ltd.	10,219,631	1,485,730
	American Express Co.	17,604,110	1,482,970
	Morgan Stanley	32,131,571	1,431,783
	PNC Financial Services Group Inc.	11,174,563	1,395,368
	American International Group Inc.	21,184,034	1,324,426
	American Tower Corporation	9,794,579	1,296,019
	Charles Schwab Corp.	27,711,528	1,190,487
	Bank of New York Mellon Corp.	22,969,347	1,171,896
	Simon Property Group Inc.	7,210,593	1,166,386
	BlackRock Inc.	2,730,248	1,153,284
	MetLife Inc.	19,871,441	1,091,737

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Prudential Financial Inc.	9,858,176	1,066,063
	CME Group Inc.	7,437,686	931,496
	Marsh & McLennan Cos. Inc.	11,863,444	924,874
	Capital One Financial Corp.	11,046,306	912,646
	Intercontinental Exchange Inc.	13,681,364	901,876
	S&P Global Inc.	5,953,585	869,164
	BB&T Corp.	18,683,428	848,414
	Crown Castle International Corp.	8,432,801	844,798
	Travelers Cos. Inc.	6,416,789	811,916
	Aon plc	6,040,294	803,057
	Equinix Inc.	1,794,539	770,144
	State Street Corp.	8,322,725	746,798
	Allstate Corp.	8,378,015	740,952
	Aflac Inc.	9,267,437	719,894
	Prologis Inc.	12,189,324	714,782
	Public Storage	3,406,445	710,346
	SunTrust Banks Inc.	11,268,393	639,143
	Welltower Inc.	8,429,838	630,973
	AvalonBay Communities Inc.	3,177,828	610,683
	Progressive Corp.	13,377,687	589,822
	Weyerhaeuser Co.	17,291,827	579,276
	Ventas Inc.	8,169,475	567,615
	Equity Residential	8,435,767	555,327
	Synchrony Financial	18,602,064	554,714
	Discover Financial Services	8,827,119	548,959
	M&T Bank Corp.	3,204,145	518,911
	Northern Trust Corp.	5,019,672	487,962
	KeyCorp	25,207,067	472,380
	Moody's Corp.	3,746,244	455,843
	Hartford Financial Services Group Inc.	8,655,686	455,029
	Fifth Third Bancorp	17,325,685	449,775
	Ameriprise Financial Inc.	3,525,572	448,770
	Boston Properties Inc.	3,537,734	435,212
	Willis Towers Watson plc	2,981,473	433,685
	Principal Financial Group Inc.	6,626,854	424,583
	Citizens Financial Group Inc.	11,736,521	418,759
	Digital Realty Trust Inc.	3,677,465	415,370
	Regions Financial Corp.	28,190,263	412,705
	T. Rowe Price Group Inc.	5,307,205	393,848
	Essex Property Trust Inc.	1,513,948	389,493
	Equifax Inc.	2,759,982	379,277
*	SBA Communications Corp. Class A	2,789,595	376,316
	Vornado Realty Trust	3,908,373	366,996
	First Republic Bank	3,632,278	363,591
*	IHS Markit Ltd.	7,979,191	351,404
	Franklin Resources Inc.	7,789,995	348,914
	Lincoln National Corp.	5,141,056	347,433
	Realty Income Corp.	6,275,196	346,265
	HCP Inc.	10,763,687	344,007
	Huntington Bancshares Inc.	24,964,685	337,523
	GGP Inc.	14,190,793	334,335
	Invesco Ltd.	9,326,467	328,198
	Host Hotels & Resorts Inc.	16,972,939	310,096
	Loews Corp.	6,618,379	309,806
*	Markel Corp.	306,828	299,421
	Comerica Inc.	4,053,778	296,899
	Annaly Capital Management Inc.	23,566,899	283,981
	Mid-America Apartment Communities Inc.	2,616,107	275,685
	FNF Group	5,960,296	267,200
	XL Group Ltd.	6,078,758	266,250
*	Arch Capital Group Ltd.	2,839,243	264,873
	TD Ameritrade Holding Corp.	6,076,954	261,248
	Cincinnati Financial Corp.	3,590,760	260,151
*	Liberty Broadband Corp.	2,905,205	252,027

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Alexandria Real Estate Equities Inc.	2,089,966	251,778
*	Berkshire Hathaway Inc. Class A	981	249,861
	SL Green Realty Corp.	2,325,257	246,012
	Unum Group	5,219,542	243,387
	UDR Inc.	6,173,354	240,576
*	E*TRADE Financial Corp.	6,307,844	239,887
*	CBRE Group Inc. Class A	6,569,152	239,117
	Raymond James Financial Inc.	2,972,700	238,470
	Arthur J Gallagher & Co.	4,101,548	234,814
	Duke Realty Corp.	8,167,936	228,294
	Ally Financial Inc.	10,764,381	224,976
	MSCI Inc. Class A	2,094,771	215,740
	Affiliated Managers Group Inc.	1,299,180	215,482
	CBOE Holdings Inc.	2,343,848	214,228
	Extra Space Storage Inc.	2,744,445	214,067
*	SVB Financial Group	1,204,888	211,807
	Western Union Co.	11,011,601	209,771
	Federal Realty Investment Trust	1,654,331	209,091
	Regency Centers Corp.	3,322,221	208,104
*	Alleghany Corp.	341,588	203,177
	Zions Bancorporation	4,615,603	202,671
	Iron Mountain Inc.	5,778,670	198,555
	Torchmark Corp.	2,560,164	195,853
	East West Bancorp Inc.	3,319,562	194,460
	Macerich Co.	3,288,474	190,929
	Nasdaq Inc.	2,661,058	190,239
	Reinsurance Group of America Inc. Class A	1,480,120	190,033
	VEREIT Inc.	22,588,056	183,867
	Everest Re Group Ltd.	706,089	179,763
	SEI Investments Co.	3,292,577	177,075
	AGNC Investment Corp.	8,163,775	173,807
	Camden Property Trust	2,016,344	172,418
*	Signature Bank	1,191,528	171,020
	Colony NorthStar Inc. Class A	12,075,082	170,138
	Kimco Realty Corp.	9,270,508	170,114
	Kilroy Realty Corp.	2,252,386	169,267
	MarketAxess Holdings Inc.	824,607	165,828
	WP Carey Inc.	2,464,050	162,652
^	CIT Group Inc.	3,336,516	162,488
	Voya Financial Inc.	4,350,026	160,472
	Equity LifeStyle Properties Inc.	1,855,064	160,166
	American Financial Group Inc.	1,596,541	158,648
	Gaming and Leisure Properties Inc.	4,109,548	154,807
	Apartment Investment & Management Co.	3,596,179	154,528
^	Omega Healthcare Investors Inc.	4,482,124	148,000
	WR Berkley Corp.	2,110,893	146,010
	American Campus Communities Inc.	3,086,552	145,994
	Sun Communities Inc.	1,628,332	142,788
	Lamar Advertising Co. Class A	1,911,652	140,640
	New York Community Bancorp Inc.	10,635,157	139,640
	People's United Financial Inc.	7,899,124	139,499
	Lazard Ltd. Class A	2,989,252	138,492
	Liberty Property Trust	3,359,301	136,757
	Healthcare Trust of America Inc. Class A	4,373,274	136,053
	Forest City Realty Trust Inc. Class A	5,558,070	134,339
	Starwood Property Trust Inc.	5,971,609	133,704
	National Retail Properties Inc.	3,411,961	133,408
	Assurant Inc.	1,271,716	131,864
	Bank of the Ozarks	2,795,470	131,024
	RenaissanceRe Holdings Ltd.	940,363	130,757
	Axis Capital Holdings Ltd.	2,009,418	129,929
	Jones Lang LaSalle Inc.	1,033,919	129,240
	PacWest Bancorp	2,757,172	128,760
	Douglas Emmett Inc.	3,349,451	127,983

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Janus Henderson Group plc	3,829,969	126,810
	Cullen/Frost Bankers Inc.	1,328,464	124,756
	Assured Guaranty Ltd.	2,983,347	124,525
	Brixmor Property Group Inc.	6,957,977	124,409
*	Zillow Group Inc.	2,497,666	122,411
	Commerce Bancshares Inc.	2,151,057	122,245
	Hudson Pacific Properties Inc.	3,569,613	122,045
	Highwoods Properties Inc.	2,358,164	119,582
*	Athene Holding Ltd. Class A	2,387,808	118,459
	EPR Properties	1,645,597	118,269
	Eaton Vance Corp.	2,498,739	118,240
	Synovus Financial Corp.	2,670,548	118,145
	Navient Corp.	6,924,732	115,297
	American Homes 4 Rent Class A	5,039,395	113,739
	First American Financial Corp.	2,535,712	113,321
	Brown & Brown Inc.	2,630,275	113,286
	DCT Industrial Trust Inc.	2,115,171	113,035
	Senior Housing Properties Trust	5,478,986	111,990
	Old Republic International Corp.	5,713,709	111,589
	DuPont Fabros Technology Inc.	1,800,470	110,117
	Webster Financial Corp.	2,106,118	109,981
	Hospitality Properties Trust	3,763,996	109,720
	New Residential Investment Corp.	6,974,093	108,517
*	Western Alliance Bancorp	2,194,810	107,985
	CyrusOne Inc.	1,906,158	106,268
	Medical Properties Trust Inc.	8,252,028	106,204
	Pinnacle Financial Partners Inc.	1,683,809	105,743
	Realogy Holdings Corp.	3,246,134	105,337
	FNB Corp.	7,284,755	103,152
	Gramercy Property Trust	3,466,723	102,996
	Popular Inc.	2,437,814	101,681
*	Howard Hughes Corp.	826,091	101,477
	Allied World Assurance Co. Holdings AG	1,911,988	101,144
	CubeSmart	4,114,949	98,923
	Colony Starwood Homes	2,863,157	98,235
	Prosperity Bancshares Inc.	1,528,809	98,211
	Uniti Group Inc.	3,835,550	96,426
	IBERIABANK Corp.	1,174,627	95,732
*	Liberty Ventures Class A	1,818,387	95,083
*	MGIC Investment Corp.	8,478,140	94,955
	Hancock Holding Co.	1,933,233	94,728
	Wintrust Financial Corp.	1,230,544	94,063
	Umpqua Holdings Corp.	5,089,764	93,448
	First Horizon National Corp.	5,276,360	91,914
	Healthcare Realty Trust Inc.	2,688,520	91,813
	Apple Hospitality REIT Inc.	4,882,858	91,358
	Investors Bancorp Inc.	6,832,353	91,280
	Validus Holdings Ltd.	1,749,216	90,907
*	Equity Commonwealth	2,875,849	90,877
	United Bankshares Inc.	2,295,381	89,979
	Associated Banc-Corp	3,493,237	88,030
	STORE Capital Corp.	3,913,787	87,865
*	Texas Capital Bancshares Inc.	1,133,342	87,721
	Park Hotels & Resorts Inc.	3,212,663	86,613
	Hanover Insurance Group Inc.	965,152	85,541
	Rayonier Inc.	2,964,170	85,279
	GEO Group Inc.	2,883,174	85,255
	Cousins Properties Inc.	9,632,716	84,672
	Weingarten Realty Investors	2,775,016	83,528
	Bank of Hawaii Corp.	1,003,357	83,249
	Physicians Realty Trust	4,089,026	82,353
	LPL Financial Holdings Inc.	1,934,360	82,133
	CNO Financial Group Inc.	3,931,947	82,099
	Spirit Realty Capital Inc.	11,057,041	81,933

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	CoreSite Realty Corp.	785,447	81,317
	BankUnited Inc.	2,408,313	81,184
	MB Financial Inc.	1,835,855	80,851
	Sunstone Hotel Investors Inc.	5,010,959	80,777
	Radian Group Inc.	4,931,796	80,635
	Two Harbors Investment Corp.	8,061,019	79,885
	Primerica Inc.	1,044,468	79,118
	Chemical Financial Corp.	1,630,893	78,952
	Corporate Office Properties Trust	2,251,415	78,867
	Life Storage Inc.	1,063,695	78,820
	UMB Financial Corp.	1,049,866	78,593
	Taubman Centers Inc.	1,307,144	77,840
	Legg Mason Inc.	2,009,994	76,701
	LaSalle Hotel Properties	2,569,233	76,563
	First Industrial Realty Trust Inc.	2,674,963	76,557
	Chimera Investment Corp.	4,099,848	76,380
	Fulton Financial Corp.	3,995,550	75,915
	MFA Financial Inc.	8,959,983	75,174
	CoreCivic Inc.	2,712,100	74,800
	Empire State Realty Trust Inc.	3,594,540	74,659
	White Mountains Insurance Group Ltd.	85,878	74,596
	ProAssurance Corp.	1,224,115	74,426
	Outfront Media Inc.	3,170,070	73,292
	Home BancShares Inc.	2,935,159	73,085
	Erie Indemnity Co. Class A	576,122	72,056
	Piedmont Office Realty Trust Inc. Class A	3,386,963	71,397
	Paramount Group Inc.	4,416,702	70,667
	National Health Investors Inc.	890,645	70,539
	Aspen Insurance Holdings Ltd.	1,401,802	69,880
	Brandywine Realty Trust	3,967,083	69,543
	Valley National Bancorp	5,793,146	68,417
	Sterling Bancorp	2,931,240	68,151
*	Stifel Financial Corp.	1,470,254	67,602
*,^	Credit Acceptance Corp.	262,098	67,396
	Selective Insurance Group Inc.	1,332,726	66,703
	Washington Federal Inc.	1,997,015	66,301
	Cathay General Bancorp	1,742,215	66,117
	Retail Properties of America Inc.	5,372,508	65,598
	DDR Corp.	7,167,095	65,006
	Education Realty Trust Inc.	1,673,918	64,864
	Glacier Bancorp Inc.	1,762,222	64,515
	Blackstone Mortgage Trust Inc. Class A	2,037,878	64,397
	BGC Partners Inc. Class A	5,092,311	64,367
	First Financial Bankshares Inc.	1,455,164	64,318
	Ryman Hospitality Properties Inc.	994,988	63,689
	Columbia Property Trust Inc.	2,831,662	63,373
	FirstCash Inc.	1,080,681	63,004
*	Essent Group Ltd.	1,684,607	62,566
	Community Bank System Inc.	1,098,402	61,258
	EastGroup Properties Inc.	728,462	61,045
	Federated Investors Inc. Class B	2,095,170	59,189
	PS Business Parks Inc.	446,870	59,161
*	SLM Corp.	5,139,518	59,104
	BancorpSouth Inc.	1,926,323	58,753
	First Citizens BancShares Inc. Class A	157,614	58,743
	Tanger Factory Outlet Centers Inc.	2,158,501	56,078
	TCF Financial Corp.	3,509,793	55,946
	South State Corp.	652,683	55,935
*	Blackhawk Network Holdings Inc.	1,271,223	55,425
	Hope Bancorp Inc.	2,968,535	55,363
	Great Western Bancorp Inc.	1,354,596	55,281
*	HealthEquity Inc.	1,097,255	54,676
	STAG Industrial Inc.	1,980,641	54,666
	Interactive Brokers Group Inc.	1,458,499	54,577

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Washington REIT	1,709,204	54,524
*	Zillow Group Inc. Class A	1,102,287	53,836
	Old National Bancorp	3,118,876	53,801
	Columbia Banking System Inc.	1,349,961	53,796
	CVB Financial Corp.	2,385,439	53,505
	RLJ Lodging Trust	2,676,832	53,189
	Acadia Realty Trust	1,910,493	53,112
	Evercore Partners Inc. Class A	745,616	52,566
	Urban Edge Properties	2,205,325	52,332
	RLI Corp.	954,996	52,162
^	Pebblebrook Hotel Trust	1,614,324	52,046
	Care Capital Properties Inc.	1,890,598	50,479
	Mack-Cali Realty Corp.	1,856,486	50,385
	First Midwest Bancorp Inc.	2,146,451	50,034
	American Equity Investment Life Holding Co.	1,901,801	49,979
	DiamondRock Hospitality Co.	4,490,364	49,169
*	HRG Group Inc.	2,741,610	48,554
	QTS Realty Trust Inc. Class A	923,991	48,352
	Retail Opportunity Investments Corp.	2,517,445	48,310
	Trustmark Corp.	1,490,941	47,949
	Financial Engines Inc.	1,296,028	47,435
	American National Insurance Co.	406,361	47,337
	Invitation Homes Inc.	2,187,260	47,310
	Xenia Hotels & Resorts Inc.	2,430,522	47,079
	LTC Properties Inc.	915,617	47,054
*	LendingClub Corp.	8,385,111	46,202
	International Bancshares Corp.	1,318,133	46,201
	BOK Financial Corp.	548,957	46,184
	Hilltop Holdings Inc.	1,744,444	45,722
*	Eagle Bancorp Inc.	720,900	45,633
	Summit Hotel Properties Inc.	2,415,542	45,050
	Potlatch Corp.	977,469	44,670
	Invesco Mortgage Capital Inc.	2,645,586	44,208
	Apollo Commercial Real Estate Finance Inc.	2,371,081	43,984
*	Genworth Financial Inc. Class A	11,637,882	43,875
	Alexander & Baldwin Inc.	1,060,223	43,872
	United Community Banks Inc.	1,549,066	43,064
	Renasant Corp.	980,501	42,887
	Banner Corp.	749,404	42,349
	Lexington Realty Trust	4,236,962	41,988
	Astoria Financial Corp.	2,077,840	41,868
	Rexford Industrial Realty Inc.	1,511,415	41,473
	Kennedy-Wilson Holdings Inc.	2,156,423	41,080
	Towne Bank	1,321,262	40,695
	Capitol Federal Financial Inc.	2,862,412	40,675
*	Green Dot Corp. Class A	1,053,263	40,582
^	Government Properties Income Trust	2,213,435	40,528
*	PRA Group Inc.	1,064,730	40,353
*	FCB Financial Holdings Inc. Class A	831,553	39,707
	Ameris Bancorp	822,664	39,652
*	Enstar Group Ltd.	199,413	39,613
*	Quality Care Properties Inc.	2,161,791	39,582
	Independent Bank Corp.	592,246	39,473
	Argo Group International Holdings Ltd.	646,656	39,187
	ServisFirst Bancshares Inc.	1,054,920	38,916
	First Merchants Corp.	964,838	38,729
	WesBanco Inc.	974,183	38,519
	Kite Realty Group Trust	2,022,499	38,286
	First Financial Bancorp	1,365,071	37,812
	NBT Bancorp Inc.	1,013,925	37,465
	Four Corners Property Trust Inc.	1,480,039	37,164
	Monogram Residential Trust Inc.	3,826,696	37,157
	LegacyTexas Financial Group Inc.	973,708	37,127
	Washington Prime Group Inc.	4,360,782	36,500

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	First Hawaiian Inc.	1,191,903	36,496
	Terreno Realty Corp.	1,077,735	36,277
^	Waddell & Reed Financial Inc. Class A	1,875,549	35,410
	American Assets Trust Inc.	897,713	35,361
	Kemper Corp.	909,292	35,099
	Select Income REIT	1,455,218	34,969
	Mercury General Corp.	645,091	34,835
	Provident Financial Services Inc.	1,371,457	34,808
	Simmons First National Corp. Class A	657,126	34,762
^	CBL & Associates Properties Inc.	4,118,979	34,723
	Horace Mann Educators Corp.	913,118	34,516
	Union Bankshares Corp.	1,014,911	34,405
	Northwest Bancshares Inc.	2,184,473	34,100
^	Sabra Health Care REIT Inc.	1,392,434	33,558
	Global Net Lease Inc.	1,500,794	33,378
	Chesapeake Lodging Trust	1,363,860	33,374
*	Santander Consumer USA Holdings Inc.	2,610,818	33,314
	WSFS Financial Corp.	725,071	32,882
	Artisan Partners Asset Management Inc. Class A	1,070,573	32,867
	New York REIT Inc.	3,751,158	32,410
	Park National Corp.	311,160	32,274
	Westamerica Bancorporation	575,842	32,270
*	OneMain Holdings Inc. Class A	1,308,855	32,185
	CareTrust REIT Inc.	1,718,779	31,866
	CYS Investments Inc.	3,753,872	31,570
	Navigators Group Inc.	574,343	31,531
	Berkshire Hills Bancorp Inc.	895,988	31,494
*	Walker & Dunlop Inc.	644,303	31,461
*,^	BofI Holding Inc.	1,303,783	30,926
*,^	LendingTree Inc.	179,376	30,889
	HFF Inc. Class A	858,439	29,848
	Redwood Trust Inc.	1,739,462	29,640
*	KCG Holdings Inc. Class A	1,474,948	29,410
*	MBIA Inc.	3,091,178	29,150
	Employers Holdings Inc.	688,115	29,107
	Universal Health Realty Income Trust	363,827	28,939
*	Pacific Premier Bancorp Inc.	782,322	28,868
	S&T Bancorp Inc.	803,104	28,799
	Agree Realty Corp.	617,145	28,308
	CenterState Banks Inc.	1,125,936	27,991
	Boston Private Financial Holdings Inc.	1,822,731	27,979
	Kearny Financial Corp.	1,843,286	27,373
	WisdomTree Investments Inc.	2,667,208	27,125
	PennyMac Mortgage Investment Trust	1,474,973	26,977
*,^	Black Knight Financial Services Inc. Class A	654,137	26,787
	Franklin Street Properties Corp.	2,409,696	26,699
	First Commonwealth Financial Corp.	2,072,615	26,281
	Tompkins Financial Corp.	332,739	26,193
	Heartland Financial USA Inc.	552,944	26,044
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,112,747	25,449
	Lakeland Financial Corp.	550,330	25,249
	NRG Yield Inc.	1,418,584	24,967
	Beneficial Bancorp Inc.	1,658,217	24,873
	Monmouth Real Estate Investment Corp.	1,636,282	24,626
	Capital Bank Financial Corp.	644,427	24,553
^	Banc of California Inc.	1,137,337	24,453
	Capstead Mortgage Corp.	2,298,852	23,977
	Brookline Bancorp Inc.	1,635,916	23,884
^	ARMOUR Residential REIT Inc.	948,397	23,710
	AmTrust Financial Services Inc.	1,557,415	23,579
*	FNFV Group	1,489,338	23,532
	Moelis & Co. Class A	605,282	23,515
	AMERISAFE Inc.	411,192	23,417
	National General Holdings Corp.	1,095,136	23,107

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Stewart Information Services Corp.	508,503	23,076
	Ramco-Gershenson Properties Trust	1,783,318	23,005
*	First BanCorp	3,968,135	22,975
	National Storage Affiliates Trust	991,946	22,924
*	St. Joe Co.	1,222,015	22,913
	Infinity Property & Casualty Corp.	242,865	22,829
	TFS Financial Corp.	1,470,692	22,752
*,^	Encore Capital Group Inc.	564,561	22,667
	First Interstate BancSystem Inc. Class A	608,860	22,650
	State Bank Financial Corp.	833,925	22,616
	FelCor Lodging Trust Inc.	3,117,816	22,479
	Parkway Inc.	981,644	22,470
	Southside Bancshares Inc.	642,681	22,455
	Safety Insurance Group Inc.	328,655	22,447
	First Busey Corp.	764,759	22,423
	RE/MAX Holdings Inc. Class A	399,651	22,400
	City Holding Co.	339,501	22,363
	Sandy Spring Bancorp Inc.	532,930	21,669
*	Seacoast Banking Corp. of Florida	889,806	21,444
	Central Pacific Financial Corp.	678,102	21,340
	Independent Bank Group Inc.	358,577	21,335
	Nelnet Inc. Class A	451,182	21,210
	National Bank Holdings Corp. Class A	623,011	20,628
	Alexander's Inc.	48,932	20,623
	United Fire Group Inc.	465,287	20,501
*	iStar Inc.	1,696,536	20,426
	MTGE Investment Corp.	1,078,675	20,279
	Cohen & Steers Inc.	499,386	20,245
*	Third Point Reinsurance Ltd.	1,453,068	20,198
	James River Group Holdings Ltd.	503,558	20,006
	Lakeland Bancorp Inc.	1,060,220	19,985
	Tier REIT Inc.	1,079,210	19,944
	Hanmi Financial Corp.	699,599	19,904
	Piper Jaffray Cos.	324,723	19,467
	Meridian Bancorp Inc.	1,146,810	19,381
^	Seritage Growth Properties Class A	455,493	19,108
	United Financial Bancorp Inc.	1,142,148	19,062
	Universal Insurance Holdings Inc.	756,011	19,051
	Stock Yards Bancorp Inc.	488,034	18,985
^	Pennsylvania REIT	1,676,876	18,982
	Ladder Capital Corp. Class A	1,399,375	18,766
	Investors Real Estate Trust	3,002,255	18,644
	BancFirst Corp.	191,946	18,542
	MainSource Financial Group Inc.	549,472	18,413
	Easterly Government Properties Inc.	872,782	18,285
	Maiden Holdings Ltd.	1,641,822	18,224
	Meta Financial Group Inc.	203,072	18,073
	Getty Realty Corp.	719,659	18,063
	Univest Corp. of Pennsylvania	596,799	17,874
*	Customers Bancorp Inc.	630,394	17,828
*	Liberty Broadband Corp. Class A	207,597	17,810
	Heritage Financial Corp.	664,586	17,612
	Flushing Financial Corp.	623,520	17,577
	Hersha Hospitality Trust Class A	948,706	17,561
	First Potomac Realty Trust	1,568,122	17,422
	OceanFirst Financial Corp.	641,293	17,392
	Chatham Lodging Trust	862,138	17,320
	Virtus Investment Partners Inc.	154,023	17,089
*	HomeStreet Inc.	615,757	17,041
	Northfield Bancorp Inc.	993,069	17,031
	Enterprise Financial Services Corp.	414,084	16,895
	Saul Centers Inc.	291,364	16,893
	Bryn Mawr Bank Corp.	390,146	16,581
	National Western Life Group Inc. Class A	51,798	16,556

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Washington Trust Bancorp Inc.	319,763	16,484
	TriCo Bancshares	466,459	16,396
	Houlihan Lokey Inc. Class A	469,410	16,382
	TrustCo Bank Corp. NY	2,100,422	16,278
	InfraREIT Inc.	843,656	16,156
	First Bancorp	516,734	16,153
	Kinsale Capital Group Inc.	431,656	16,105
	Oritani Financial Corp.	939,384	16,016
	New Senior Investment Group Inc.	1,590,630	15,986
^	New York Mortgage Trust Inc.	2,557,237	15,906
	PJT Partners Inc.	388,883	15,641
	Guaranty Bancorp	574,827	15,635
	Community Trust Bancorp Inc.	357,293	15,632
	ConnectOne Bancorp Inc.	692,102	15,607
	Preferred Bank	291,443	15,583
	CoBiz Financial Inc.	894,239	15,560
*	Flagstar Bancorp Inc.	500,771	15,434
	Independence Realty Trust Inc.	1,561,924	15,416
	German American Bancorp Inc.	445,139	15,175
*	Forestar Group Inc.	883,937	15,160
	Investment Technology Group Inc.	712,652	15,137
	Camden National Corp.	350,137	15,024
	Diamond Hill Investment Group Inc.	75,041	14,963
*	NMI Holdings Inc. Class A	1,306,701	14,962
*	Greenlight Capital Re Ltd. Class A	714,527	14,934
	First of Long Island Corp.	519,341	14,853
	FBL Financial Group Inc. Class A	240,114	14,767
	Anworth Mortgage Asset Corp.	2,402,741	14,440
*,^	Nationstar Mortgage Holdings Inc.	798,916	14,293
	NRG Yield Inc. Class A	820,481	13,997
	Stonegate Bank	300,033	13,856
	Great Southern Bancorp Inc.	258,874	13,850
	Park Sterling Corp.	1,162,978	13,816
	Bridge Bancorp Inc.	414,171	13,792
	Altisource Residential Corp.	1,063,778	13,765
	Dime Community Bancshares Inc.	701,155	13,743
	QCR Holdings Inc.	288,271	13,664
	Horizon Bancorp	517,691	13,641
*	INTL. FCStone Inc.	358,904	13,552
*	CU Bancorp	373,210	13,492
	State National Cos. Inc.	722,990	13,289
	UMH Properties Inc.	776,666	13,242
	Armada Hoffler Properties Inc.	998,346	12,929
	Gladstone Commercial Corp.	590,939	12,877
*	TriState Capital Holdings Inc.	510,129	12,855
	Pacific Continental Corp.	502,211	12,831
	Heritage Commerce Corp.	922,989	12,719
	Ashford Hospitality Trust Inc.	2,091,670	12,717
	Peoples Bancorp Inc.	394,715	12,682
	One Liberty Properties Inc.	530,877	12,438
	AG Mortgage Investment Trust Inc.	671,785	12,294
	Urstadt Biddle Properties Inc. Class A	616,330	12,203
	CatchMark Timber Trust Inc. Class A	1,073,044	12,200
^	Live Oak Bancshares Inc.	470,108	11,377
	Mercantile Bank Corp.	361,168	11,370
	Preferred Apartment Communities Inc. Class A	721,243	11,360
*	Franklin Financial Network Inc.	274,705	11,332
	Fidelity Southern Corp.	492,944	11,269
	Waterstone Financial Inc.	591,206	11,144
	First Financial Corp.	233,216	11,031
^	CorEnergy Infrastructure Trust Inc.	323,833	10,878
	Greenhill & Co. Inc.	533,846	10,730
	Peapack Gladstone Financial Corp.	340,026	10,639
*,^	Republic First Bancorp Inc.	1,143,684	10,579

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
^	Virtu Financial Inc. Class A	599,207	10,576
	First Defiance Financial Corp.	200,600	10,568
	OFG Bancorp	1,046,533	10,465
	NexPoint Residential Trust Inc.	420,244	10,460
	Independent Bank Corp.	480,432	10,449
*	Allegiance Bancshares Inc.	272,793	10,448
	Midland States Bancorp Inc.	307,657	10,313
	Southwest Bancorp Inc.	401,998	10,271
*	Marcus & Millichap Inc.	388,802	10,249
*	National Commerce Corp.	259,060	10,246
*	MoneyGram International Inc.	593,533	10,238
	Western Asset Mortgage Capital Corp.	991,945	10,217
*	First Foundation Inc.	617,171	10,140
*	Enova International Inc.	676,707	10,049
	Community Healthcare Trust Inc.	392,183	10,036
	Federal Agricultural Mortgage Corp.	154,969	10,026
	Westwood Holdings Group Inc.	176,429	10,002
*,^	Cowen Inc. Class A	615,453	10,001
*	Triumph Bancorp Inc.	399,040	9,796
	Blue Hills Bancorp Inc.	544,982	9,755
	Cedar Realty Trust Inc.	2,005,227	9,725
*	Green Bancorp Inc.	500,347	9,707
^	Fidelity & Guaranty Life	312,582	9,706
	Whitestone REIT	787,349	9,645
	Financial Institutions Inc.	323,192	9,631
*	World Acceptance Corp.	127,898	9,581
	Bar Harbor Bankshares	306,499	9,446
*	HomeTrust Bancshares Inc.	383,198	9,350
	Arbor Realty Trust Inc.	1,114,582	9,296
	OneBeacon Insurance Group Ltd. Class A	505,691	9,219
	Carolina Financial Corp.	284,889	9,208
	Bank Mutual Corp.	994,266	9,098
	MedEquities Realty Trust Inc.	713,540	9,005
	Arrow Financial Corp.	284,232	8,996
^	HCI Group Inc.	190,162	8,934
*	EZCORP Inc. Class A	1,150,290	8,857
*	Ambac Financial Group Inc.	507,938	8,813
	Clifton Bancorp Inc.	527,368	8,717
	MidWestOne Financial Group Inc.	254,465	8,624
*	PICO Holdings Inc.	492,175	8,613
	State Auto Financial Corp.	332,968	8,567
	United Community Financial Corp.	1,025,478	8,522
*	Global Indemnity Ltd.	217,960	8,450
	1st Source Corp.	176,233	8,449
	Arlington Asset Investment Corp. Class A	614,393	8,399
*	PennyMac Financial Services Inc. Class A	502,176	8,386
*	Atlantic Capital Bancshares Inc.	440,076	8,361
	Access National Corp.	311,117	8,251
	Heritage Insurance Holdings Inc.	630,495	8,209
*	Bancorp Inc.	1,073,489	8,137
*	Veritex Holdings Inc.	306,375	8,067
	City Office REIT Inc.	629,538	7,995
	RMR Group Inc. Class A	164,185	7,988
*	Nicolet Bankshares Inc.	144,542	7,908
	Ares Commercial Real Estate Corp.	598,302	7,832
	Ashford Hospitality Prime Inc.	760,304	7,824
	Bank of Marin Bancorp	126,680	7,797
	Farmers National Banc Corp.	535,270	7,761
*	eHealth Inc.	412,496	7,755
*,^	NI Holdings Inc.	431,321	7,712
	People's Utah Bancorp	287,169	7,696
	First Community Bancshares Inc.	280,081	7,660
	CNB Financial Corp.	316,906	7,596
	First Connecticut Bancorp Inc.	294,683	7,559

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Opus Bank	311,400	7,536
^	Orchid Island Capital Inc.	741,274	7,309
	American National Bankshares Inc.	197,303	7,290
	Dynex Capital Inc.	1,022,411	7,259
^	Farmland Partners Inc.	809,018	7,233
	Bluerock Residential Growth REIT Inc. Class A	555,038	7,154
*,^	Citizens Inc. Class A	967,030	7,137
*	Tejon Ranch Co.	342,493	7,069
	West Bancorporation Inc.	298,686	7,064
	United Insurance Holdings Corp.	447,288	7,036
	Jernigan Capital Inc.	314,580	6,921
	Charter Financial Corp.	380,269	6,845
*	HarborOne Bancorp Inc.	342,804	6,842
	Timberland Bancorp Inc.	270,330	6,831
*	Pacific Mercantile Bancorp	767,710	6,756
	Enterprise Bancorp Inc.	189,931	6,750
*	Regional Management Corp.	279,045	6,594
	Cherry Hill Mortgage Investment Corp.	351,292	6,488
	EMC Insurance Group Inc.	233,457	6,485
	WashingtonFirst Bankshares Inc.	186,872	6,453
*	FRP Holdings Inc.	139,782	6,451
	Sierra Bancorp	262,042	6,433
*	Health Insurance Innovations Inc. Class A	273,011	6,416
	Prudential Bancorp Inc.	353,203	6,414
	Xenith Bankshares Inc.	206,345	6,409
	Sutherland Asset Management Corp.	428,504	6,363
*	FB Financial Corp.	175,126	6,338
	Ames National Corp.	205,571	6,290
	Farmers Capital Bank Corp.	161,993	6,245
*,^	PCSB Financial Corp.	357,922	6,106
*	Equity Bancshares Inc. Class A	197,590	6,054
*	CardConnect Corp.	389,689	5,865
*	Ocwen Financial Corp.	2,158,610	5,807
*	WMIH Corp.	4,644,600	5,806
	Central Valley Community Bancorp	256,265	5,679
	Republic Bancorp Inc. Class A	157,637	5,628
^	Investar Holding Corp.	243,221	5,570
	MBT Financial Corp.	570,737	5,536
	Resource Capital Corp.	536,046	5,452
	Baldwin & Lyons Inc.	220,225	5,395
	Peoples Financial Services Corp.	123,373	5,395
*,^	Altisource Portfolio Solutions SA	247,041	5,390
	Hingham Institution for Savings	29,578	5,381
	National Bankshares Inc.	129,542	5,285
	Consolidated-Tomoka Land Co.	92,793	5,285
*	Southern First Bancshares Inc.	139,001	5,150
^	First Bancshares Inc.	186,215	5,140
	Sun Bancorp Inc.	207,148	5,106
	Old Line Bancshares Inc.	181,094	5,103
	KKR Real Estate Finance Trust Inc.	235,876	5,071
	First Mid-Illinois Bancshares Inc.	148,081	5,070
	Shore Bancshares Inc.	305,032	5,018
	Western New England Bancorp Inc.	493,489	5,009
	NewStar Financial Inc.	475,565	4,993
	Old Second Bancorp Inc.	431,741	4,987
	Capital City Bank Group Inc.	242,287	4,947
	Bank of Commerce Holdings	442,890	4,894
	Codorus Valley Bancorp Inc.	170,726	4,849
*	Safeguard Scientifics Inc.	406,125	4,833
	GAIN Capital Holdings Inc.	773,941	4,822
	Orrstown Financial Services Inc.	210,135	4,802
*	First Northwest Bancorp	302,712	4,774
	Southern National Bancorp of Virginia Inc.	266,340	4,688
	Pzena Investment Management Inc. Class A	459,472	4,668

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Macatawa Bank Corp.	487,657	4,652
	Citizens & Northern Corp.	199,597	4,643
^	Civista Bancshares Inc.	222,171	4,639
	Federated National Holding Co.	287,862	4,606
*	First Community Financial Partners Inc.	355,182	4,582
	Winthrop Realty Trust	562,609	4,510
	Territorial Bancorp Inc.	144,147	4,496
	Ellington Residential Mortgage REIT	303,091	4,443
	First Bancorp Inc.	164,196	4,443
*	AV Homes Inc.	220,625	4,424
	Tiptree Inc.	626,694	4,418
	First Business Financial Services Inc.	191,192	4,413
*	Ladenburg Thalmann Financial Services Inc.	1,808,010	4,412
^	Wheeler REIT Inc.	428,959	4,380
	RAIT Financial Trust	1,990,130	4,358
	Marlin Business Services Corp.	171,356	4,310
	Owens Realty Mortgage Inc.	253,158	4,294
	Investors Title Co.	22,132	4,281
	Penns Woods Bancorp Inc.	103,519	4,263
^	Global Medical REIT Inc.	475,739	4,253
	Great Ajax Corp.	299,485	4,187
	Stratus Properties Inc.	142,314	4,184
	BankFinancial Corp.	279,782	4,174
	First Internet Bancorp	148,164	4,156
	LCNB Corp.	201,639	4,033
	Reis Inc.	185,335	3,938
	Southern Missouri Bancorp Inc.	121,688	3,926
	Home Bancorp Inc.	92,296	3,924
*	BSB Bancorp Inc.	133,849	3,915
	ESSA Bancorp Inc.	256,659	3,778
	Canadian Imperial Bank of Commerce	46,144	3,745
	MidSouth Bancorp Inc.	312,673	3,674
	Parke Bancorp Inc.	162,298	3,635
	ACNB Corp.	119,083	3,632
	Bear State Financial Inc.	383,531	3,628
*,^	Impac Mortgage Holdings Inc.	238,376	3,607
	Silvercrest Asset Management Group Inc. Class A	266,496	3,584
*	Maui Land & Pineapple Co. Inc.	174,732	3,547
*	Atlas Financial Holdings Inc.	237,784	3,543
	Northrim BanCorp Inc.	116,478	3,541
	Unity Bancorp Inc.	199,004	3,423
*	SmartFinancial Inc.	139,194	3,324
	First Bank	282,688	3,293
*	On Deck Capital Inc.	705,079	3,286
*	Entegra Financial Corp.	144,122	3,279
	First Financial Northwest Inc.	201,997	3,258
	Clipper Realty Inc.	262,100	3,234
	Donegal Group Inc. Class A	202,960	3,227
	First South Bancorp Inc.	193,000	3,192
	Kingstone Cos. Inc.	207,138	3,169
	Sotherly Hotels Inc.	464,390	3,149
*,^	Paragon Commercial Corp.	59,358	3,114
	Associated Capital Group Inc. Class A	89,830	3,054
	Chemung Financial Corp.	73,238	2,994
	MutualFirst Financial Inc.	82,894	2,959
*	UCP Inc.	267,715	2,931
	Century Bancorp Inc. Class A	45,204	2,875
*	Trinity Place Holdings Inc.	401,380	2,854
	BCB Bancorp Inc.	183,355	2,805
*	Malvern Bancorp Inc.	116,688	2,795
	Summit Financial Group Inc.	126,095	2,774
	Five Oaks Investment Corp.	568,330	2,773
	Premier Financial Bancorp Inc.	133,738	2,756
	Provident Financial Holdings Inc.	140,062	2,696

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Commerce Union Bancshares Inc.	111,952	2,672
	Bankwell Financial Group Inc.	84,857	2,650
	GAMCO Investors Inc. Class A	89,101	2,637
	Gladstone Land Corp.	225,120	2,627
	C&F Financial Corp.	55,655	2,610
*	Safety Income and Growth Inc.	134,000	2,566
	SI Financial Group Inc.	157,047	2,528
	FS Bancorp Inc.	56,177	2,507
	Independence Holding Co.	121,498	2,485
*	MSB Financial Corp.	139,627	2,450
^	Innovative Industrial Properties Inc.	145,140	2,431
	United Bancorp Inc.	194,803	2,386
	HopFed Bancorp Inc.	161,415	2,374
	Riverview Bancorp Inc.	355,500	2,361
	Federal Agricultural Mortgage Corp. Class A	38,986	2,320
	Northeast Bancorp	113,368	2,307
	Oppenheimer Holdings Inc. Class A	139,482	2,287
	County Bancorp Inc.	92,456	2,219
	1st Constitution Bancorp	124,717	2,214
*	Hallmark Financial Services Inc.	190,242	2,144
	Peoples Bancorp of North Carolina Inc.	67,490	2,133
	DNB Financial Corp.	61,338	2,104
	Blue Capital Reinsurance Holdings Ltd.	108,741	1,990
*	Consumer Portfolio Services Inc.	436,157	1,985
*	Atlantic Coast Financial Corp.	246,134	1,967
*	Select Bancorp Inc.	159,453	1,949
^	First Guaranty Bancshares Inc.	70,724	1,927
	American River Bankshares	130,024	1,887
	Evans Bancorp Inc.	46,053	1,840
*	Bay Bancorp Inc.	234,997	1,798
	Global Self Storage Inc.	359,366	1,786
^	Sussex Bancorp	70,873	1,754
	Summit State Bank	126,542	1,645
*	ASB Bancorp Inc.	37,401	1,644
	Union Bankshares Inc.	34,526	1,640
^	Greene County Bancorp Inc.	57,415	1,562
	Two River Bancorp	83,523	1,553
*	Westbury Bancorp Inc.	75,189	1,531
*	Ashford Inc.	29,095	1,458
^	CPI Card Group Inc.	510,300	1,454
*	Coastway Bancorp Inc.	69,946	1,441
*	Provident Bancorp Inc.	63,594	1,431
	CB Financial Services Inc.	50,921	1,329
*	Sunshine Bancorp Inc.	60,594	1,291
*,^	Altisource Asset Management Corp.	13,265	1,211
*	Performant Financial Corp.	578,945	1,210
	Citizens Community Bancorp Inc.	84,902	1,187
	First US Bancshares Inc.	102,757	1,153
*	Nicholas Financial Inc.	121,713	1,123
	Urstadt Biddle Properties Inc.	64,362	1,110
	Medley Management Inc. Class A	170,798	1,110
	AmeriServ Financial Inc.	261,840	1,087
	PB Bancorp Inc.	95,484	1,012
	Manhattan Bridge Capital Inc.	169,279	1,007
*	Security National Financial Corp. Class A	151,600	970
*	Anchor Bancorp Inc.	35,152	888
	Mackinac Financial Corp.	63,352	887
	SB Financial Group Inc.	51,939	882
	First Savings Financial Group Inc.	13,900	761
*	Conifer Holdings Inc.	103,597	741
	Bancorp of New Jersey Inc.	44,083	736
*	1347 Property Insurance Holdings Inc.	91,546	732
	Plumas Bancorp	34,356	732
	Hennessy Advisors Inc.	46,256	702

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Byline Bancorp Inc.	32,078	643
	Fifth Street Asset Management Inc.	130,346	632
*,^	Transcontinental Realty Investors Inc.	23,100	621
*	JW Mays Inc.	16,455	584
	California First National Bancorp	29,198	550
*,^	Capstar Financial Holdings Inc.	30,373	539
*,^	Walter Investment Management Corp.	551,462	522
	Eagle Bancorp Montana Inc.	27,475	497
*	First Acceptance Corp.	281,104	320
	Stewardship Financial Corp.	30,870	293
	US Global Investors Inc. Class A	188,652	289
	Pathfinder Bancorp Inc.	17,572	277
*	National Holdings Corp.	93,836	261
*	IZEA Inc.	136,461	261
	Wellesley Bank	9,433	260
*	Jason Industries Inc.	189,620	245
	WVS Financial Corp.	11,313	182
*	InterGroup Corp.	6,301	164
	Oxbridge Re Holdings Ltd.	26,562	150
*,^	ZAIS Group Holdings Inc.	62,902	147
*,^	Income Opportunity Realty Investors Inc.	12,550	118
*	Royal Bancshares of Pennsylvania Inc.	26,140	111
	Sound Financial Bancorp Inc.	3,546	108
	Poage Bankshares Inc.	5,438	104
	Institutional Financial Markets Inc.	85,239	101
*	Intersections Inc.	20,974	99
*	Asta Funding Inc.	11,266	92
	Manning & Napier Inc.	20,555	89
*,^	Connecture Inc.	131,451	81
*	RMG Networks Holding Corp.	112,292	74
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	53
*	Randolph Bancorp Inc.	2,954	49
	Atlantic American Corp.	11,780	44
*	Elevate Credit Inc.	4,500	36
*	HV Bancorp Inc.	1,300	19
*,^	Global Brokerage Inc.	8,967	18
*	ITUS Corp.	10,380	12
	Porter Bancorp Inc.	1,132	12
*,^	LM Funding America Inc.	1,700	7
	Baldwin & Lyons Inc. Class A Shares	225	5
*	Equitable Financial Corp.	263	3
	Elmira Savings Bank	100	2
	Southwest Georgia Financial Corp.	100	2
	GWG Holdings Inc.	100	1
	NorthStar Realty Europe Corp.	22	—
			118,292,961
Health Care (13.1%)
	Johnson & Johnson	62,059,387	8,209,836
	Pfizer Inc.	137,428,989	4,616,240
	UnitedHealth Group Inc.	22,193,256	4,115,074
	Merck & Co. Inc.	62,996,595	4,037,452
	Amgen Inc.	16,927,358	2,915,399
	Medtronic plc	31,568,346	2,801,691
	AbbVie Inc.	36,634,667	2,656,380
*	Celgene Corp.	17,968,099	2,333,517
	Gilead Sciences Inc.	30,072,798	2,128,553
	Bristol-Myers Squibb Co.	37,936,672	2,113,831
	Abbott Laboratories	39,971,491	1,943,014
	Eli Lilly & Co.	22,866,736	1,881,932
	Allergan plc	7,732,756	1,879,756
	Thermo Fisher Scientific Inc.	9,028,704	1,575,238
*	Biogen Inc.	4,891,271	1,327,295
	Aetna Inc.	7,674,024	1,165,147
	Anthem Inc.	6,092,345	1,146,153

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Becton Dickinson and Co.	5,204,627	1,015,475
	Cigna Corp.	5,894,262	986,641
	Stryker Corp.	6,894,741	956,852
*	Regeneron Pharmaceuticals Inc.	1,801,569	884,823
*	Boston Scientific Corp.	31,553,760	874,670
*	Express Scripts Holding Co.	13,674,358	872,971
	Humana Inc.	3,342,472	804,266
*	Intuitive Surgical Inc.	858,659	803,164
*	Vertex Pharmaceuticals Inc.	5,730,320	738,466
	Zoetis Inc.	11,302,484	705,049
	Baxter International Inc.	11,258,475	681,588
*	Alexion Pharmaceuticals Inc.	4,910,278	597,434
	Zimmer Biomet Holdings Inc.	4,634,651	595,089
*	HCA Healthcare Inc.	6,785,378	591,685
*	Illumina Inc.	3,363,828	583,691
*	Edwards Lifesciences Corp.	4,860,965	574,761
	CR Bard Inc.	1,664,557	526,183
*	Incyte Corp.	4,004,883	504,255
*	Mylan NV	11,703,262	454,321
*	Laboratory Corp. of America Holdings	2,363,736	364,346
*	BioMarin Pharmaceutical Inc.	4,004,576	363,696
	Quest Diagnostics Inc.	3,147,062	349,827
	Dentsply Sirona Inc.	5,305,313	343,997
*	Henry Schein Inc.	1,823,494	333,736
*	IDEXX Laboratories Inc.	2,023,639	326,656
*	Waters Corp.	1,754,979	322,635
*	Centene Corp.	3,759,806	300,333
*	Quintiles IMS Holdings Inc.	3,284,237	293,939
*	Hologic Inc.	6,440,687	292,278
	Cooper Cos. Inc.	1,127,375	269,916
	ResMed Inc.	3,258,380	253,730
	Universal Health Services Inc. Class B	2,053,884	250,738
*	Align Technology Inc.	1,664,508	249,876
	Perrigo Co. plc	3,131,515	236,492
*	DaVita Inc.	3,618,162	234,312
*	Varian Medical Systems Inc.	2,129,940	219,789
	Teleflex Inc.	1,032,633	214,540
*	Alkermes plc	3,512,057	203,594
*	Jazz Pharmaceuticals plc	1,309,147	203,572
*	WellCare Health Plans Inc.	1,020,772	183,290
*	Envision Healthcare Corp.	2,697,151	169,030
*	Exelixis Inc.	6,719,048	165,490
	West Pharmaceutical Services Inc.	1,698,570	160,549
	STERIS plc	1,953,350	159,198
*	Alnylam Pharmaceuticals Inc.	1,886,133	150,438
*	Bioverativ Inc.	2,487,662	149,683
*	DexCom Inc.	1,982,758	145,039
*	Ionis Pharmaceuticals Inc.	2,844,307	144,690
*	ABIOMED Inc.	951,131	136,297
*	United Therapeutics Corp.	1,028,968	133,488
*	MEDNAX Inc.	2,148,036	129,677
*	TESARO Inc.	866,397	121,174
	Hill-Rom Holdings Inc.	1,507,070	119,978
*,^	Kite Pharma Inc.	1,102,517	114,298
*	Seattle Genetics Inc.	2,129,469	110,179
*	Charles River Laboratories International Inc.	1,082,748	109,520
*	Bluebird Bio Inc.	1,029,510	108,150
*	Bio-Rad Laboratories Inc. Class A	476,795	107,903
*	Mallinckrodt plc	2,343,026	104,991
*	PAREXEL International Corp.	1,162,641	101,045
	Bio-Techne Corp.	855,215	100,488
*	Alere Inc.	1,994,163	100,087
*	Masimo Corp.	1,063,460	96,966
*	Catalent Inc.	2,739,952	96,172

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	Exact Sciences Corp.	2,716,750	96,091
*	Neurocrine Biosciences Inc.	2,072,680	95,343
*	Clovis Oncology Inc.	996,580	93,310
	HealthSouth Corp.	1,916,145	92,741
	Patterson Cos. Inc.	1,903,449	89,367
*,^	Acadia Healthcare Co. Inc.	1,804,121	89,088
*	NuVasive Inc.	1,156,864	88,986
*	Integra LifeSciences Holdings Corp.	1,379,948	75,221
	Healthcare Services Group Inc.	1,589,481	74,435
*	Portola Pharmaceuticals Inc.	1,304,399	73,268
*	INC Research Holdings Inc. Class A	1,238,213	72,435
*	PRA Health Sciences Inc.	929,924	69,754
*	Nektar Therapeutics Class A	3,567,770	69,750
	Bruker Corp.	2,412,575	69,579
*	Insulet Corp.	1,342,214	68,869
*	Akorn Inc.	2,030,763	68,112
*	Molina Healthcare Inc.	976,848	67,578
*	Wright Medical Group NV	2,378,908	65,396
*	Prestige Brands Holdings Inc.	1,225,066	64,696
*	VWR Corp.	1,956,464	64,583
*	Puma Biotechnology Inc.	729,666	63,773
*,^	ACADIA Pharmaceuticals Inc.	2,254,536	62,879
*	Brookdale Senior Living Inc.	4,269,537	62,805
*	LifePoint Health Inc.	926,316	62,202
*	Sage Therapeutics Inc.	780,406	62,152
	Cantel Medical Corp.	771,121	60,078
*	Ironwood Pharmaceuticals Inc. Class A	3,139,608	59,276
*,^	Medicines Co.	1,541,764	58,602
*	Neogen Corp.	844,489	58,363
*,^	Ultragenyx Pharmaceutical Inc.	916,788	56,942
*,^	Juno Therapeutics Inc.	1,878,898	56,160
*	Ligand Pharmaceuticals Inc.	459,090	55,734
*,^	Penumbra Inc.	616,562	54,103
*	ICU Medical Inc.	311,736	53,774
*	Globus Medical Inc.	1,566,628	51,934
*	Endo International plc	4,609,883	51,492
*,^	OPKO Health Inc.	7,772,310	51,142
*	Agios Pharmaceuticals Inc.	935,947	48,154
*,^	Intercept Pharmaceuticals Inc.	395,171	47,843
*	Supernus Pharmaceuticals Inc.	1,096,216	47,247
*	Haemonetics Corp.	1,192,331	47,085
*	FibroGen Inc.	1,375,647	44,433
	Owens & Minor Inc.	1,379,158	44,395
*	Horizon Pharma plc	3,709,594	44,033
*	Sarepta Therapeutics Inc.	1,273,474	42,929
*	Halyard Health Inc.	1,088,419	42,753
*,^	Nevro Corp.	570,980	42,498
*,^	Myriad Genetics Inc.	1,639,641	42,368
*,^	Radius Health Inc.	935,082	42,294
*	Aerie Pharmaceuticals Inc.	789,620	41,495
*	Pacira Pharmaceuticals Inc.	869,121	41,457
*	Merit Medical Systems Inc.	1,083,219	41,325
*	Loxo Oncology Inc.	504,562	40,461
*	Magellan Health Inc.	544,052	39,661
*	Spectranetics Corp.	990,824	38,048
*	Select Medical Holdings Corp.	2,478,650	38,047
*	Amedisys Inc.	603,800	37,925
*	NxStage Medical Inc.	1,502,872	37,677
*,^	MiMedx Group Inc.	2,505,750	37,511
*,^	Tenet Healthcare Corp.	1,916,893	37,073
*	Inogen Inc.	384,438	36,683
*,^	Theravance Biopharma Inc.	916,922	36,530
*	HMS Holdings Corp.	1,934,818	35,794
*,^	Avexis Inc.	432,499	35,534

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Repligen Corp.	849,053	35,185
*	Blueprint Medicines Corp.	694,112	35,171
*,^	Halozyme Therapeutics Inc.	2,717,336	34,836
*,^	Amicus Therapeutics Inc.	3,455,463	34,797
*	Omnicell Inc.	794,413	34,239
*,^	Spark Therapeutics Inc.	564,616	33,730
*,^	Intrexon Corp.	1,367,682	32,947
*	Array BioPharma Inc.	3,887,954	32,542
*	Tivity Health Inc.	805,367	32,094
*,^	Teladoc Inc.	873,542	30,312
	CONMED Corp.	574,226	29,251
*	Varex Imaging Corp.	853,888	28,861
*	Emergent BioSolutions Inc.	847,248	28,730
*	Impax Laboratories Inc.	1,772,406	28,536
*	Momenta Pharmaceuticals Inc.	1,648,031	27,852
*	Natus Medical Inc.	724,782	27,034
*	Community Health Systems Inc.	2,675,536	26,648
*,^	Novocure Ltd.	1,526,608	26,410
	Abaxis Inc.	491,835	26,077
*	Insmed Inc.	1,458,382	25,026
*	Corcept Therapeutics Inc.	2,109,321	24,890
*	Innoviva Inc.	1,936,268	24,784
	Ensign Group Inc.	1,135,257	24,715
*	LHC Group Inc.	353,597	24,006
	Kindred Healthcare Inc.	2,044,071	23,813
*	Acceleron Pharma Inc.	779,847	23,700
*,^	Global Blood Therapeutics Inc.	846,836	23,161
*	Acorda Therapeutics Inc.	1,164,634	22,943
*	Cardiovascular Systems Inc.	701,789	22,619
*	Dermira Inc.	754,744	21,993
*,^	Eagle Pharmaceuticals Inc.	278,391	21,962
*	OraSure Technologies Inc.	1,249,716	21,570
*,^	Synergy Pharmaceuticals Inc.	4,821,363	21,455
	Analogic Corp.	291,636	21,187
*	Glaukos Corp.	509,465	21,128
*,^	Immunomedics Inc.	2,359,716	20,836
*	BioTelemetry Inc.	615,665	20,594
	Atrion Corp.	31,920	20,534
*	K2M Group Holdings Inc.	822,768	20,043
*	Xencor Inc.	935,836	19,756
*,^	TherapeuticsMD Inc.	3,712,990	19,567
*,^	Lexicon Pharmaceuticals Inc.	1,162,838	19,129
*,^	Omeros Corp.	954,328	18,996
*,^	Accelerate Diagnostics Inc.	691,984	18,926
	Luminex Corp.	892,632	18,852
*	Five Prime Therapeutics Inc.	620,352	18,679
*	PharMerica Corp.	706,366	18,542
*	Orthofix International NV	391,151	18,181
*	AtriCure Inc.	744,556	18,056
*	Retrophin Inc.	925,806	17,951
*,^	Esperion Therapeutics Inc.	386,431	17,884
*,^	ZIOPHARM Oncology Inc.	2,874,609	17,880
*	Vanda Pharmaceuticals Inc.	1,089,275	17,755
*	Intersect ENT Inc.	622,184	17,390
*	Almost Family Inc.	275,413	16,979
*,^	PTC Therapeutics Inc.	918,881	16,843
*	Sangamo Therapeutics Inc.	1,882,862	16,569
*,^	Heron Therapeutics Inc.	1,191,562	16,503
*	Quidel Corp.	603,265	16,373
*,^	Lannett Co. Inc.	796,103	16,241
*,^	Achaogen Inc.	747,253	16,238
*	Anika Therapeutics Inc.	327,326	16,150
	US Physical Therapy Inc.	266,647	16,106
	Meridian Bioscience Inc.	1,013,210	15,958

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	Epizyme Inc.	1,035,042	15,629
*	HealthStream Inc.	592,324	15,590
*,^	ImmunoGen Inc.	2,188,806	15,562
*,^	AMAG Pharmaceuticals Inc.	837,344	15,407
*	Depomed Inc.	1,419,297	15,243
*,^	Albany Molecular Research Inc.	700,296	15,196
*	Genomic Health Inc.	453,889	14,774
	National HealthCare Corp.	208,647	14,635
*	Amphastar Pharmaceuticals Inc.	813,544	14,530
*	NeoGenomics Inc.	1,620,460	14,519
*,^	Keryx Biopharmaceuticals Inc.	1,973,966	14,272
*	Heska Corp.	139,222	14,210
*,^	La Jolla Pharmaceutical Co.	466,728	13,895
*	CryoLife Inc.	696,051	13,886
*	Enanta Pharmaceuticals Inc.	383,691	13,805
*	GenMark Diagnostics Inc.	1,165,229	13,785
*,^	Aimmune Therapeutics Inc.	664,652	13,665
*,^	Inovio Pharmaceuticals Inc.	1,676,562	13,144
*,^	Cytokinetics Inc.	1,084,752	13,126
*	Spectrum Pharmaceuticals Inc.	1,758,156	13,098
*,^	Revance Therapeutics Inc.	494,709	13,060
*	AngioDynamics Inc.	803,506	13,025
*,^	Foundation Medicine Inc.	324,933	12,916
*	MacroGenics Inc.	730,516	12,791
*,^	Alder Biopharmaceuticals Inc.	1,072,493	12,280
*,^	Aclaris Therapeutics Inc.	451,371	12,241
*	SciClone Pharmaceuticals Inc.	1,105,703	12,163
*	Lantheus Holdings Inc.	684,542	12,082
*	Paratek Pharmaceuticals Inc.	492,886	11,879
*	Achillion Pharmaceuticals Inc.	2,585,040	11,865
*	REGENXBIO Inc.	590,212	11,657
*,^	Flexion Therapeutics Inc.	568,245	11,490
*,^	Editas Medicine Inc.	672,971	11,292
*	AxoGen Inc.	672,912	11,271
*	Arena Pharmaceuticals Inc.	658,993	11,117
*	Surgery Partners Inc.	488,346	11,110
*	Capital Senior Living Corp.	723,880	11,010
*,^	TG Therapeutics Inc.	1,091,056	10,965
*	Coherus Biosciences Inc.	755,705	10,844
*	Ignyta Inc.	1,046,227	10,828
*	Versartis Inc.	614,922	10,730
*,^	Progenics Pharmaceuticals Inc.	1,579,374	10,724
*,^	BioCryst Pharmaceuticals Inc.	1,927,066	10,715
*	CorVel Corp.	225,577	10,704
*,^	Geron Corp.	3,853,324	10,674
*	Akebia Therapeutics Inc.	740,643	10,643
	LeMaitre Vascular Inc.	340,624	10,634
*	Dynavax Technologies Corp.	1,091,232	10,530
*,^	iRhythm Technologies Inc.	247,534	10,518
*	Enzo Biochem Inc.	943,216	10,413
*,^	Antares Pharma Inc.	3,231,525	10,406
*,^	Calithera Biosciences Inc.	698,554	10,374
*,^	Teligent Inc.	1,080,767	9,889
*,^	Endologix Inc.	2,027,599	9,854
*	ANI Pharmaceuticals Inc.	205,095	9,598
*,^	Iovance Biotherapeutics Inc.	1,304,215	9,586
	Invacare Corp.	718,874	9,489
*	Triple-S Management Corp. Class B	533,506	9,022
*,^	Sucampo Pharmaceuticals Inc. Class A	858,104	9,010
*	Intra-Cellular Therapies Inc. Class A	724,519	8,999
*	Accuray Inc.	1,855,326	8,813
*,^	Cara Therapeutics Inc.	569,016	8,757
*,^	Rockwell Medical Inc.	1,099,664	8,720
*	Karyopharm Therapeutics Inc.	935,540	8,467

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	PDL BioPharma Inc.	3,408,957	8,420
*	Surmodics Inc.	298,673	8,408
*	Rigel Pharmaceuticals Inc.	3,027,777	8,266
*	Otonomy Inc.	432,061	8,144
*,^	Insys Therapeutics Inc.	640,836	8,107
*,^	Novavax Inc.	6,981,275	8,028
*,^	Tactile Systems Technology Inc.	278,281	7,953
*	NanoString Technologies Inc.	480,206	7,943
*,^	Bellicum Pharmaceuticals Inc.	662,668	7,740
*	Pacific Biosciences of California Inc.	2,165,758	7,710
*,^	Aduro Biotech Inc.	664,789	7,579
*	Cutera Inc.	283,417	7,341
*,^	Adamas Pharmaceuticals Inc.	409,355	7,160
*,^	Invitae Corp.	747,294	7,144
*	STAAR Surgical Co.	660,693	7,136
*,^	Celldex Therapeutics Inc.	2,883,907	7,123
*	Audentes Therapeutics Inc.	370,105	7,080
*	Assembly Biosciences Inc.	340,741	7,036
*	Natera Inc.	644,003	6,994
*	CytomX Therapeutics Inc.	440,279	6,824
*,^	Agenus Inc.	1,706,696	6,673
*	Addus HomeCare Corp.	175,918	6,544
*,^	Cerus Corp.	2,603,081	6,534
*,^	Aratana Therapeutics Inc.	888,856	6,426
*,^	Zogenix Inc.	435,963	6,321
*	ChemoCentryx Inc.	669,957	6,271
*	Concert Pharmaceuticals Inc.	448,187	6,252
*	R1 RCM Inc.	1,665,809	6,247
*,^	Organovo Holdings Inc.	2,364,691	6,219
*,^	BioScrip Inc.	2,258,257	6,131
*,^	Advaxis Inc.	939,099	6,095
*	Cempra Inc.	1,322,449	6,083
*	Minerva Neurosciences Inc.	680,465	6,022
*	Exactech Inc.	202,002	6,020
*	Civitas Solutions Inc.	339,271	5,937
*,^	Corbus Pharmaceuticals Holdings Inc.	932,395	5,874
*	RTI Surgical Inc.	987,728	5,778
*,^	Atara Biotherapeutics Inc.	410,872	5,752
*	Medpace Holdings Inc.	192,637	5,586
*,^	MyoKardia Inc.	425,933	5,580
*	GlycoMimetics Inc.	493,606	5,509
*,^	Intellia Therapeutics Inc.	341,841	5,469
	Utah Medical Products Inc.	75,324	5,453
*	Tetraphase Pharmaceuticals Inc.	757,981	5,404
*,^	BioTime Inc.	1,705,571	5,373
*,^	Catalyst Pharmaceuticals Inc.	1,943,084	5,363
*,^	Kadmon Holdings Inc.	1,370,016	5,329
*,^	Anavex Life Sciences Corp.	949,007	5,049
*	BioSpecifics Technologies Corp.	101,642	5,032
*	RadNet Inc.	641,343	4,970
*,^	Idera Pharmaceuticals Inc.	2,866,803	4,931
*,^	Zynerba Pharmaceuticals Inc.	289,603	4,915
*	Curis Inc.	2,595,657	4,906
*,^	Pulse Biosciences Inc.	140,005	4,834
*	Stemline Therapeutics Inc.	516,823	4,755
*,^	American Renal Associates Holdings Inc.	255,418	4,738
*,^	Reata Pharmaceuticals Inc. Class A	147,300	4,661
*,^	Entellus Medical Inc.	277,187	4,590
*	Chimerix Inc.	834,220	4,547
*,^	Ocular Therapeutix Inc.	483,814	4,485
*,^	Collegium Pharmaceutical Inc.	354,279	4,432
*	Veracyte Inc.	530,956	4,423
*	Kindred Biosciences Inc.	507,936	4,368
*,^	NantKwest Inc.	573,582	4,354

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	FONAR Corp.	155,532	4,316
*,^	AVEO Pharmaceuticals Inc.	1,929,341	4,283
*,^	Seres Therapeutics Inc.	375,673	4,245
*	Corium International Inc.	568,204	4,239
*	Syndax Pharmaceuticals Inc.	300,163	4,193
*	Durect Corp.	2,640,742	4,120
*	Ardelyx Inc.	777,237	3,964
*,^	Corindus Vascular Robotics Inc.	2,031,679	3,779
*	Clearside Biomedical Inc.	408,954	3,726
*	ConforMIS Inc.	862,943	3,702
*,^	Abeona Therapeutics Inc.	578,165	3,700
*,^	Syros Pharmaceuticals Inc.	220,331	3,545
*	Ra Pharmaceuticals Inc.	188,339	3,529
*,^	MediciNova Inc.	665,692	3,502
*,^	NewLink Genetics Corp.	471,429	3,465
*	Cymabay Therapeutics Inc.	598,314	3,446
*,^	Neos Therapeutics Inc.	471,833	3,444
*,^	Cascadian Therapeutics Inc.	925,491	3,438
*,^	ViewRay Inc.	517,554	3,349
*	Tocagen Inc.	276,800	3,330
*	Sientra Inc.	342,481	3,329
	Psychemedics Corp.	129,134	3,222
*,^	Edge Therapeutics Inc.	309,990	3,181
*	AnaptysBio Inc.	132,423	3,169
*,^	Conatus Pharmaceuticals Inc.	538,078	3,099
*,^	Athersys Inc.	2,030,769	3,066
*,^	Adamis Pharmaceuticals Corp.	546,768	2,843
*,^	Ophthotech Corp.	1,070,556	2,741
*	Kura Oncology Inc.	289,611	2,693
*	Fate Therapeutics Inc.	823,228	2,667
*,^	Voyager Therapeutics Inc.	296,342	2,655
*	Recro Pharma Inc.	376,363	2,646
	Digirad Corp.	646,980	2,620
*	Corvus Pharmaceuticals Inc.	215,063	2,602
*,^	Fortress Biotech Inc.	545,754	2,592
*	Alliance HealthCare Services Inc.	194,848	2,592
*	Immune Design Corp.	264,893	2,583
*,^	VIVUS Inc.	2,075,043	2,532
*,^	Vericel Corp.	764,888	2,524
*,^	Nobilis Health Corp.	1,323,139	2,514
*,^	BioDelivery Sciences International Inc.	893,842	2,503
*	IRIDEX Corp.	249,167	2,464
*,^	MannKind Corp.	1,736,918	2,449
^	Merrimack Pharmaceuticals Inc.	1,969,959	2,443
*,^	Matinas BioPharma Holdings Inc.	1,426,600	2,411
*	Peregrine Pharmaceuticals Inc.	3,924,637	2,386
*	Trevena Inc.	1,012,433	2,329
*	Harvard Bioscience Inc.	886,650	2,261
*,^	Genocea Biosciences Inc.	432,953	2,260
*	Infinity Pharmaceuticals Inc.	1,423,794	2,235
*	Protagonist Therapeutics Inc.	193,639	2,190
*,^	OncoMed Pharmaceuticals Inc.	632,504	2,106
*	ArQule Inc.	1,691,004	2,097
*	Selecta Biosciences Inc.	104,566	2,077
*,^	Arrowhead Pharmaceuticals Inc.	1,254,955	2,033
*,^	Jounce Therapeutics Inc.	143,945	2,020
*	Quorum Health Corp.	471,253	1,956
*,^	Viveve Medical Inc.	268,201	1,926
*,^	AAC Holdings Inc.	275,417	1,909
*,^	Zafgen Inc.	541,528	1,901
*,^	XBiotech Inc.	403,954	1,899
*	SeaSpine Holdings Corp.	162,532	1,872
*,^	CytRx Corp.	2,969,873	1,862
*	Chembio Diagnostics Inc.	290,680	1,759

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	BrainStorm Cell Therapeutics Inc.	407,231	1,694
*,^	Synthetic Biologics Inc.	2,898,531	1,639
*,^	Sorrento Therapeutics Inc.	819,527	1,639
*,^	NantHealth Inc.	381,547	1,614
*,^	Sophiris Bio Inc.	714,237	1,571
*,^	Actinium Pharmaceuticals Inc.	1,263,287	1,541
*	Invuity Inc.	212,352	1,540
*,^	Rexahn Pharmaceuticals Inc.	514,211	1,471
*	Verastem Inc.	661,665	1,442
*	Fulgent Genetics Inc.	220,000	1,406
*	Applied Genetic Technologies Corp.	274,717	1,401
*,^	InVivo Therapeutics Holdings Corp.	502,208	1,356
*,^	Navidea Biopharmaceuticals Inc.	2,619,773	1,336
*,^	AcelRx Pharmaceuticals Inc.	616,508	1,326
*,^	CTI BioPharma Corp.	398,572	1,319
*,^	OvaScience Inc.	833,465	1,300
*,^	Neuralstem Inc.	219,816	1,273
*,^	Alimera Sciences Inc.	906,323	1,260
*	Cumberland Pharmaceuticals Inc.	175,338	1,240
*,^	Cancer Genetics Inc.	311,842	1,232
*	Bovie Medical Corp.	491,996	1,215
*,^	Ekso Bionics Holdings Inc.	520,926	1,209
*,^	Galectin Therapeutics Inc.	482,839	1,188
*,^	Mirati Therapeutics Inc.	320,856	1,171
*	Cidara Therapeutics Inc.	153,196	1,149
*	Aldeyra Therapeutics Inc.	240,564	1,131
*,^	KalVista Pharmaceuticals Inc.	155,181	1,117
^	Pernix Therapeutics Holdings Inc.	276,071	1,110
*,^	Zosano Pharma Corp.	776,374	1,095
*	Sunesis Pharmaceuticals Inc.	405,029	1,094
*	Vital Therapies Inc.	376,574	1,092
*,^	Savara Inc.	184,193	1,083
*	pSivida Corp.	617,051	1,055
*	Proteostasis Therapeutics Inc.	215,504	1,009
*,^	T2 Biosystems Inc.	310,234	996
*	Pfenex Inc.	242,627	973
*,^	Agile Therapeutics Inc.	259,322	972
*	Fibrocell Science Inc.	239,974	962
*,^	Imprimis Pharmaceuticals Inc.	297,625	952
*	Aevi Genomic Medicine Inc.	715,583	952
*,^	Evoke Pharma Inc.	363,268	930
*	Vermillion Inc.	504,917	929
*,^	Senseonics Holdings Inc.	510,570	919
*,^	SCYNEXIS Inc.	512,550	917
*,^	Palatin Technologies Inc.	2,103,374	904
*,^	ContraVir Pharmaceuticals Inc.	1,503,114	872
*,^	Egalet Corp.	362,438	859
*,^	XOMA Corp.	122,367	855
*	Endocyte Inc.	566,441	850
*	Aptevo Therapeutics Inc.	410,439	850
*	Juniper Pharmaceuticals Inc.	165,581	836
*,^	iRadimed Corp.	95,336	820
*,^	Regulus Therapeutics Inc.	817,069	805
*,^	Ocera Therapeutics Inc.	691,250	802
*,^	aTyr Pharma Inc.	228,558	789
*,^	Axsome Therapeutics Inc.	140,590	773
*	ContraFect Corp.	524,937	761
*,^	Titan Pharmaceuticals Inc.	397,542	755
*,^	Asterias Biotherapeutics Inc.	212,711	755
*,^	NanoViricides Inc.	534,255	721
*,^	Marinus Pharmaceuticals Inc.	523,497	717
*	Biolase Inc.	737,776	716
*	G1 Therapeutics Inc.	40,150	700
*,^	Biocept Inc.	504,581	691

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	CytoSorbents Corp.	160,279	689
*,^	Bellerophon Therapeutics Inc.	513,579	688
*	Misonix Inc.	70,038	676
*	InfuSystem Holdings Inc.	372,833	671
*	Tandem Diabetes Care Inc.	834,805	668
*,^	Obalon Therapeutics Inc.	66,929	663
*,^	Bio-Path Holdings Inc.	1,637,827	636
*,^	KemPharm Inc.	158,591	634
*,^	Orexigen Therapeutics Inc.	218,691	634
*	Fluidigm Corp.	151,314	611
*,^	Second Sight Medical Products Inc.	483,599	609
*	vTv Therapeutics Inc. Class A	118,785	590
*,^	BioPharmX Corp.	1,229,840	589
*	Threshold Pharmaceuticals Inc.	1,429,184	562
*	Mersana Therapeutics Inc.	40,125	561
*	Adverum Biotechnologies Inc.	223,796	560
*,^	Inotek Pharmaceuticals Corp.	291,813	554
*	Madrigal Pharmaceuticals Inc.	33,606	546
*,^	IsoRay Inc.	846,170	529
*	Altimmune Inc.	164,199	525
*,^	Ovid therapeutics Inc.	48,150	505
*,^	Galena Biopharma Inc.	865,858	503
*	Aviragen Therapeutics Inc.	743,674	498
*,^	Cleveland BioLabs Inc.	168,111	496
*	Nivalis Therapeutics Inc.	204,625	493
*,^	Novan Inc.	121,807	491
*	Spring Bank Pharmaceuticals Inc.	35,351	479
*,^	Tenax Therapeutics Inc.	647,032	478
*	CAS Medical Systems Inc.	412,750	475
*,^	Tonix Pharmaceuticals Holding Corp.	109,406	474
*	Flex Pharma Inc.	121,213	467
*,^	Moleculin Biotech Inc.	245,860	460
*	ADMA Biologics Inc.	114,043	438
*	Wright Medical Group Inc. CVR	288,011	438
^	Pain Therapeutics Inc.	105,566	435
*	Athenex Inc.	26,883	430
*	Aeglea BioTherapeutics Inc.	111,265	427
*,^	Caladrius Biosciences Inc.	91,301	425
	Diversicare Healthcare Services Inc.	42,483	399
	MGC Diagnostics Corp.	46,649	396
*	Eiger BioPharmaceuticals Inc.	48,259	381
*	Histogenics Corp.	194,693	350
*,^	Immune Pharmaceuticals Inc.	112,567	350
	Daxor Corp.	57,002	348
*	Genesis Healthcare Inc.	199,004	346
*,^	Cytori Therapeutics Inc.	293,906	323
*,^	Ampio Pharmaceuticals Inc.	615,870	321
*	Cogentix Medical Inc.	174,611	304
*,^	Anthera Pharmaceuticals Inc.	185,867	301
*,^	Catabasis Pharmaceuticals Inc.	205,902	292
*	Five Star Senior Living Inc.	189,253	284
*,^	OncoSec Medical Inc.	236,521	281
*	Dicerna Pharmaceuticals Inc.	88,726	281
*	Dimension Therapeutics Inc.	192,659	279
*,^	Oncobiologics Inc.	275,848	279
*	CareDx Inc.	238,433	265
*	iBio Inc.	662,332	256
*,^	CorMedix Inc.	586,535	251
*	Oncocyte Corp.	47,653	248
*,^	Diffusion Pharmaceuticals Inc.	106,182	247
*	MEI Pharma Inc.	101,655	243
*,^	AdCare Health Systems Inc.	245,092	235
*,^	Sonoma Pharmaceuticals Inc.	34,844	231
*,^	Avinger Inc.	508,186	228

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	ImmuCell Corp.	31,066	227
*	Gemphire Therapeutics Inc.	17,544	226
*	Electromed Inc.	40,675	225
*,^	Trovagene Inc.	177,960	224
*,^	VBI Vaccines Inc.	50,377	219
*	Ohr Pharmaceutical Inc.	340,818	218
*,^	Repros Therapeutics Inc.	459,309	211
*,^	Heat Biologics Inc.	346,319	211
*	Dova Pharmaceuticals Inc.	9,400	210
*,^	EyeGate Pharmaceuticals Inc.	149,069	204
*	Retractable Technologies Inc.	152,899	196
*,^	HTG Molecular Diagnostics Inc.	73,493	196
*,^	Viking Therapeutics Inc.	180,700	195
*	CASI Pharmaceuticals Inc.	185,474	195
*,^	Novus Therapeutics Inc.	29,261	171
*	Joint Corp.	44,149	168
*	Mirna Therapeutics Inc.	96,853	164
*,^	Proteon Therapeutics Inc.	103,545	161
*,^	OpGen Inc.	233,497	150
*,^	Tracon Pharmaceuticals Inc.	61,156	147
*,^	Apricus Biosciences Inc.	128,703	145
*,^	Biostage Inc.	348,844	144
*,^	Argos Therapeutics Inc.	364,736	132
*,^	Cerulean Pharma Inc.	257,067	114
*,^	Microbot Medical Inc.	76,296	108
*,^	BioLife Solutions Inc.	45,286	108
*,^	Hemispherx Biopharma Inc.	198,641	99
*,^	Chiasma Inc.	66,988	97
*,^	GTx Inc.	18,345	97
*,^	Celsion Corp.	45,464	93
*	Presbia plc	39,123	89
*,^	Eleven Biotherapeutics Inc.	56,094	88
*,^	OncoGenex Pharmaceuticals Inc.	228,587	82
*,^	Aethlon Medical Inc.	36,188	77
*,^	Amedica Corp.	186,095	71
*	Aradigm Corp.	50,300	68
*,^	PhaseRx Inc.	67,478	64
*	Aileron Therapeutics Inc.	5,426	61
*	Milestone Scientific Inc.	36,833	55
*	Vical Inc.	20,062	54
*	Micron Solutions Inc.	12,440	49
*,^	Capricor Therapeutics Inc.	48,322	40
*	Pro-Dex Inc.	6,000	37
*	Champions Oncology Inc.	10,400	27
*,^	Arcadia Biosciences Inc.	58,353	26
*,^	Asterias Biotherapeutics Inc. Warrants Exp. 09/29/2017	52,036	26
*,^	CEL-SCI Corp.	11,072	25
*	Leap Therapeutics Inc.	3,645	24
*,^	Cyclacel Pharmaceuticals Inc.	4,800	18
*,^	Neothetics Inc.	28,081	15
*	Biomerica Inc.	5,200	14
*,^	Alliqua BioMedical Inc.	30,615	11
*	Onconova Therapeutics Inc.	3,896	8
*	AzurRx BioPharma Inc.	1,242	5
*,^	TapImmune Inc.	1,200	5
*	TearLab Corp. Class A	2,600	4
*	American Shared Hospital Services	992	4
*	Alphatec Holdings Inc.	394	1
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			76,002,805
Industrials (13.0%)
	General Electric Co.	200,001,087	5,402,029
	3M Co.	13,773,479	2,867,501
	Boeing Co.	13,214,972	2,613,261

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Honeywell International Inc.	17,574,727	2,342,535
	United Technologies Corp.	16,623,150	2,029,853
	Union Pacific Corp.	18,602,489	2,025,997
	Accenture plc Class A	14,302,720	1,768,960
	United Parcel Service Inc. Class B	15,865,175	1,754,530
	Lockheed Martin Corp.	5,674,337	1,575,253
	Caterpillar Inc.	13,555,874	1,456,714
*	PayPal Holdings Inc.	26,314,331	1,412,290
	Danaher Corp.	14,383,505	1,213,824
	FedEx Corp.	5,535,686	1,203,071
	General Dynamics Corp.	5,923,978	1,173,540
	CSX Corp.	20,191,317	1,101,638
	Raytheon Co.	6,723,039	1,085,636
	Northrop Grumman Corp.	4,027,579	1,033,920
	Automatic Data Processing Inc.	9,794,305	1,003,525
	Johnson Controls International plc	21,612,512	937,119
	Illinois Tool Works Inc.	6,390,794	915,481
	Deere & Co.	7,324,227	905,201
	Emerson Electric Co.	14,838,153	884,651
	Norfolk Southern Corp.	6,670,018	811,741
	Eaton Corp. plc	10,315,137	802,827
	Waste Management Inc.	10,131,428	743,140
	Sherwin-Williams Co.	1,929,717	677,253
	Fidelity National Information Services Inc.	7,559,877	645,614
	TE Connectivity Ltd.	8,166,603	642,548
	Cummins Inc.	3,862,376	626,555
*	Fiserv Inc.	4,948,540	605,404
	Roper Technologies Inc.	2,349,288	543,931
	Ingersoll-Rand plc	5,948,088	543,596
	PACCAR Inc.	8,080,978	533,668
	Amphenol Corp. Class A	7,101,490	524,232
	Parker-Hannifin Corp.	3,049,715	487,405
	Rockwell Automation Inc.	2,963,840	480,024
	Fortive Corp.	7,173,995	454,473
	Agilent Technologies Inc.	7,409,614	439,464
	Paychex Inc.	7,410,274	421,941
	Rockwell Collins Inc.	3,734,632	392,435
	Waste Connections Inc.	6,070,547	391,065
	Vulcan Materials Co.	3,042,257	385,393
	Republic Services Inc. Class A	5,504,075	350,775
*	Mettler-Toledo International Inc.	594,847	350,091
	Ball Corp.	8,044,869	339,574
	WestRock Co.	5,770,348	326,948
	Martin Marietta Materials Inc.	1,458,665	324,670
	AMETEK Inc.	5,301,286	321,099
	Alliance Data Systems Corp.	1,232,855	316,462
	Global Payments Inc.	3,490,413	315,254
*	FleetCor Technologies Inc.	2,112,985	304,714
*	Verisk Analytics Inc. Class A	3,598,114	303,573
	TransDigm Group Inc.	1,083,225	291,247
	Fastenal Co.	6,636,093	288,869
	L3 Technologies Inc.	1,713,278	286,254
	Dover Corp.	3,563,152	285,836
	Masco Corp.	7,340,472	280,479
	Textron Inc.	5,554,172	261,602
	Kansas City Southern	2,450,129	256,406
	Pentair plc	3,761,147	250,267
	Cintas Corp.	1,935,703	243,976
	Packaging Corp. of America	2,159,313	240,526
*	Vantiv Inc. Class A	3,692,935	233,911
	Expeditors International of Washington Inc.	4,139,821	233,817
	Fortune Brands Home & Security Inc.	3,537,966	230,817
	Xylem Inc.	4,119,383	228,337
	CH Robinson Worldwide Inc.	3,261,235	223,982

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Total System Services Inc.	3,787,184	220,603
*	United Rentals Inc.	1,935,619	218,164
	WW Grainger Inc.	1,156,446	208,773
*	Trimble Inc.	5,805,023	207,065
	Broadridge Financial Solutions Inc.	2,728,342	206,154
	Acuity Brands Inc.	1,012,136	205,747
*	CoStar Group Inc.	763,419	201,237
	Sealed Air Corp.	4,475,429	200,320
	IDEX Corp.	1,755,390	198,377
	Huntington Ingalls Industries Inc.	1,056,037	196,592
*	Crown Holdings Inc.	3,232,374	192,843
	AO Smith Corp.	3,406,809	191,906
	Jack Henry & Associates Inc.	1,806,790	187,671
	JB Hunt Transport Services Inc.	2,046,722	187,029
^	Wabtec Corp.	1,980,571	181,222
	Allegion plc	2,193,084	177,903
	ManpowerGroup Inc.	1,549,621	173,015
	Owens Corning	2,584,962	172,986
	PerkinElmer Inc.	2,523,817	171,973
	Lennox International Inc.	935,460	171,788
*	Berry Global Group Inc.	2,965,208	169,047
*,^	Sensata Technologies Holding NV	3,929,818	167,882
*	XPO Logistics Inc.	2,562,299	165,601
*	Keysight Technologies Inc.	4,220,021	164,285
	Toro Co.	2,366,415	163,969
	Spirit AeroSystems Holdings Inc. Class A	2,787,152	161,488
*	Arrow Electronics Inc.	2,051,880	160,908
	Cognex Corp.	1,889,387	160,409
	Jacobs Engineering Group Inc.	2,810,081	152,840
*	Stericycle Inc.	1,952,333	149,002
	Fluor Corp.	3,207,142	146,823
*	First Data Corp. Class A	8,043,294	146,388
	Old Dominion Freight Line Inc.	1,519,963	144,761
	Hubbell Inc. Class B	1,272,374	143,995
*	HD Supply Holdings Inc.	4,619,634	141,499
	Xerox Corp.	4,922,416	141,421
	Carlisle Cos. Inc.	1,479,692	141,163
	Macquarie Infrastructure Corp.	1,796,461	140,843
	Graco Inc.	1,283,641	140,276
	Flowserve Corp.	2,990,222	138,836
	Donaldson Co. Inc.	3,034,998	138,214
	Nordson Corp.	1,118,960	135,752
	Robert Half International Inc.	2,767,526	132,648
	Orbital ATK Inc.	1,340,072	131,809
	Allison Transmission Holdings Inc.	3,448,324	129,347
*	Coherent Inc.	566,028	127,351
	AptarGroup Inc.	1,448,923	125,853
*	IPG Photonics Corp.	864,859	125,491
	Lincoln Electric Holdings Inc.	1,362,349	125,459
*	TransUnion	2,889,465	125,143
*	Zebra Technologies Corp.	1,188,846	119,503
	MDU Resources Group Inc.	4,513,182	118,245
	Sonoco Products Co.	2,292,378	117,874
	Oshkosh Corp.	1,708,469	117,679
*	AECOM	3,577,300	115,654
	Avnet Inc.	2,964,999	115,279
	Jabil Inc.	3,763,924	109,869
	Hexcel Corp.	2,079,452	109,774
*	Quanta Services Inc.	3,322,665	109,382
	FLIR Systems Inc.	3,127,961	108,415
	National Instruments Corp.	2,681,516	107,851
	Watsco Inc.	694,406	107,077
	Universal Display Corp.	973,756	106,383
	Booz Allen Hamilton Holding Corp. Class A	3,266,999	106,308

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	AGCO Corp.	1,569,482	105,767
	BWX Technologies Inc.	2,157,989	105,202
*	Euronet Worldwide Inc.	1,142,513	99,821
	Bemis Co. Inc.	2,129,017	98,467
	Graphic Packaging Holding Co.	7,118,680	98,095
	Trinity Industries Inc.	3,487,588	97,757
	Eagle Materials Inc.	1,054,627	97,469
*	Genesee & Wyoming Inc. Class A	1,409,169	96,373
*	WEX Inc.	919,123	95,837
	MAXIMUS Inc.	1,479,238	92,645
*	Teledyne Technologies Inc.	725,256	92,579
	Crane Co.	1,160,704	92,137
	EMCOR Group Inc.	1,382,364	90,379
	Genpact Ltd.	3,218,340	89,566
*	Owens-Illinois Inc.	3,729,055	89,199
	MSC Industrial Direct Co. Inc. Class A	1,031,681	88,683
	Ryder System Inc.	1,225,936	88,243
*	CoreLogic Inc.	1,983,012	86,023
	Littelfuse Inc.	519,325	85,689
	Woodward Inc.	1,266,453	85,587
	HEICO Corp. Class A	1,370,902	85,064
	Curtiss-Wright Corp.	914,090	83,895
	Air Lease Corp. Class A	2,241,040	83,725
	Regal Beloit Corp.	1,022,657	83,398
	Landstar System Inc.	965,414	82,639
*	Kirby Corp.	1,219,154	81,500
	Terex Corp.	2,170,141	81,380
	ITT Inc.	2,024,599	81,348
*	Louisiana-Pacific Corp.	3,296,202	79,471
	Deluxe Corp.	1,114,838	77,169
	Valmont Industries Inc.	515,113	77,061
	Belden Inc.	987,741	74,505
	Timken Co.	1,589,155	73,498
	EnerSys	1,007,765	73,013
	Brink's Co.	1,085,378	72,720
*	Colfax Corp.	1,834,579	72,227
*	Conduent Inc.	4,519,411	72,039
	John Bean Technologies Corp.	724,028	70,955
*	Summit Materials Inc. Class A	2,408,666	69,538
*	MasTec Inc.	1,530,344	69,095
	Kennametal Inc.	1,835,479	68,684
	Barnes Group Inc.	1,161,427	67,978
*	Clean Harbors Inc.	1,188,954	66,379
*	Esterline Technologies Corp.	687,356	65,161
*	Sanmina Corp.	1,703,945	64,920
*	WESCO International Inc.	1,104,260	63,274
	MSA Safety Inc.	777,825	63,136
*,^	USG Corp.	2,155,451	62,551
*	On Assignment Inc.	1,153,081	62,439
	World Fuel Services Corp.	1,596,796	61,397
	Knight Transportation Inc.	1,646,710	61,011
*	WageWorks Inc.	906,652	60,927
	Tetra Tech Inc.	1,313,646	60,099
*	Itron Inc.	886,052	60,030
*	KLX Inc.	1,195,491	59,775
	GATX Corp.	922,220	59,271
*	MACOM Technology Solutions Holdings Inc.	1,022,546	57,027
	Silgan Holdings Inc.	1,783,621	56,683
*	Rexnord Corp.	2,353,002	54,707
*,^	Cimpress NV	564,569	53,369
*	RBC Bearings Inc.	519,834	52,898
*	Generac Holdings Inc.	1,461,823	52,816
*	Moog Inc. Class A	733,928	52,637
	ABM Industries Inc.	1,264,625	52,507

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Masonite International Corp.	688,496	51,981
*	Anixter International Inc.	654,833	51,208
	Vishay Intertechnology Inc.	3,048,159	50,599
	UniFirst Corp.	356,074	50,100
	Convergys Corp.	2,104,345	50,041
	KBR Inc.	3,251,721	49,491
	Applied Industrial Technologies Inc.	837,429	49,450
*	Swift Transportation Co.	1,810,102	47,968
*	Advisory Board Co.	926,889	47,735
*	DigitalGlobe Inc.	1,418,441	47,234
*	TopBuild Corp.	865,975	45,957
	Granite Construction Inc.	949,852	45,821
*	Trex Co. Inc.	674,011	45,604
^	Chicago Bridge & Iron Co. NV	2,308,988	45,556
*	Rogers Corp.	411,770	44,726
*	II-VI Inc.	1,293,419	44,364
*	Armstrong World Industries Inc.	962,162	44,259
	Mueller Water Products Inc. Class A	3,680,036	42,983
*	NeuStar Inc. Class A	1,279,740	42,679
*	AMN Healthcare Services Inc.	1,084,138	42,336
	Korn/Ferry International	1,202,428	41,520
*	ExlService Holdings Inc.	737,048	40,965
	Watts Water Technologies Inc. Class A	647,740	40,937
*	Plexus Corp.	772,321	40,601
	Greif Inc. Class A	727,546	40,583
	Simpson Manufacturing Co. Inc.	928,448	40,582
	Mueller Industries Inc.	1,324,776	40,339
	Universal Forest Products Inc.	453,870	39,627
*	Proto Labs Inc.	578,118	38,878
	Franklin Electric Co. Inc.	908,961	37,631
	Apogee Enterprises Inc.	656,568	37,319
	Forward Air Corp.	692,530	36,898
*	Benchmark Electronics Inc.	1,138,563	36,776
^	Covanta Holding Corp.	2,759,080	36,420
*	TTM Technologies Inc.	2,089,289	36,270
	Otter Tail Corp.	907,998	35,957
	Albany International Corp.	672,299	35,901
	Triumph Group Inc.	1,120,977	35,423
	Brady Corp. Class A	1,040,040	35,257
*,^	Ambarella Inc.	725,936	35,244
	EnPro Industries Inc.	492,423	35,144
*	Fabrinet	821,262	35,035
*	SPX FLOW Inc.	948,365	34,976
*	Knowles Corp.	2,057,684	34,816
*	FTI Consulting Inc.	976,193	34,128
*	Imperva Inc.	710,117	33,979
*	Cardtronics plc Class A	1,034,025	33,978
	Triton International Ltd.	1,012,343	33,853
	AAON Inc.	916,237	33,763
	AZZ Inc.	602,350	33,611
	ESCO Technologies Inc.	557,696	33,267
*	Builders FirstSource Inc.	2,150,603	32,947
	Methode Electronics Inc.	791,654	32,616
	Exponent Inc.	557,280	32,489
*	Meritor Inc.	1,950,400	32,396
	Comfort Systems USA Inc.	870,344	32,290
	Actuant Corp. Class A	1,300,844	32,001
*	OSI Systems Inc.	423,850	31,852
*	BMC Stock Holdings Inc.	1,447,507	31,628
*	Aerojet Rocketdyne Holdings Inc.	1,517,909	31,573
	Wabash National Corp.	1,431,724	31,469
*	JELD-WEN Holding Inc.	968,860	31,449
*	Navistar International Corp.	1,186,683	31,127
*	TriNet Group Inc.	945,527	30,957

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Integer Holdings Corp.	715,520	30,946
	Kaman Corp.	612,168	30,529
	Werner Enterprises Inc.	1,038,699	30,486
	Mobile Mini Inc.	1,020,529	30,463
	Tennant Co.	411,400	30,361
*	American Woodmark Corp.	317,216	30,310
*	Harsco Corp.	1,882,308	30,305
*	Atlas Air Worldwide Holdings Inc.	580,837	30,291
*	Saia Inc.	583,386	29,928
*	Sykes Enterprises Inc.	886,604	29,728
*	Veeco Instruments Inc.	1,067,325	29,725
	Matson Inc.	988,629	29,698
*,^	Axon Enterprise Inc.	1,148,773	28,880
	Insperity Inc.	405,095	28,762
*,^	Evolent Health Inc. Class A	1,133,738	28,740
	Aircastle Ltd.	1,316,666	28,637
*,^	American Outdoor Brands Corp.	1,285,676	28,491
	Raven Industries Inc.	846,341	28,183
	Greenbrier Cos. Inc.	609,167	28,174
*	Paylocity Holding Corp.	614,068	27,744
*	Hub Group Inc. Class A	722,405	27,704
*	Boise Cascade Co.	889,073	27,028
*	Gibraltar Industries Inc.	749,725	26,728
*,^	US Concrete Inc.	340,095	26,714
*	Air Transport Services Group Inc.	1,218,108	26,530
	Standex International Corp.	290,649	26,362
	Astec Industries Inc.	470,727	26,130
	Cubic Corp.	560,715	25,961
	Multi-Color Corp.	314,568	25,669
	AAR Corp.	735,898	25,580
	Badger Meter Inc.	640,435	25,521
*	Novanta Inc.	708,193	25,495
	US Ecology Inc.	503,431	25,423
*	TrueBlue Inc.	959,207	25,419
*	Patrick Industries Inc.	342,854	24,977
*	Tutor Perini Corp.	868,514	24,970
*	Installed Building Products Inc.	467,574	24,758
^	Sturm Ruger & Co. Inc.	398,115	24,743
	ManTech International Corp. Class A	593,271	24,550
	EVERTEC Inc.	1,418,064	24,533
	Federal Signal Corp.	1,386,091	24,063
	Primoris Services Corp.	964,768	24,061
*	SPX Corp.	949,357	23,886
*	Cotiviti Holdings Inc.	634,966	23,583
	Heartland Express Inc.	1,123,586	23,393
	CIRCOR International Inc.	389,594	23,134
*	Huron Consulting Group Inc.	532,790	23,017
	Sun Hydraulics Corp.	537,616	22,940
	Altra Industrial Motion Corp.	575,213	22,893
	HEICO Corp.	312,228	22,430
	Viad Corp.	470,930	22,251
*	TriMas Corp.	1,060,873	22,119
*	MINDBODY Inc. Class A	793,770	21,591
*	Navigant Consulting Inc.	1,080,611	21,353
*	Continental Building Products Inc.	907,351	21,141
	RR Donnelley & Sons Co.	1,683,531	21,111
*	Milacron Holdings Corp.	1,173,140	20,636
*	Advanced Disposal Services Inc.	904,952	20,570
	Lindsay Corp.	230,395	20,563
	Alamo Group Inc.	224,304	20,369
	Schneider National Inc. Class B	906,270	20,273
	Argan Inc.	327,748	19,665
	Encore Wire Corp.	459,604	19,625
*,^	Inovalon Holdings Inc. Class A	1,490,282	19,597

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	ICF International Inc.	414,787	19,536
	MTS Systems Corp.	376,295	19,492
	General Cable Corp.	1,188,985	19,440
*	Kratos Defense & Security Solutions Inc.	1,636,279	19,423
*	Lydall Inc.	371,629	19,213
	AVX Corp.	1,170,983	19,134
*	Aerovironment Inc.	498,645	19,048
	McGrath RentCorp	547,902	18,974
*	Gardner Denver Holdings Inc.	873,129	18,868
*	GMS Inc.	655,802	18,428
*	Manitowoc Co. Inc.	3,051,867	18,342
	Advanced Drainage Systems Inc.	908,166	18,254
	Materion Corp.	485,810	18,169
	Kadant Inc.	239,558	18,015
	Griffon Corp.	797,400	17,503
*	CBIZ Inc.	1,157,079	17,356
*	Donnelley Financial Solutions Inc.	752,462	17,277
*	PHH Corp.	1,241,625	17,097
*	Aegion Corp. Class A	779,365	17,053
	Quad/Graphics Inc.	739,064	16,939
	Quanex Building Products Corp.	790,740	16,724
*	RPX Corp.	1,197,821	16,710
	TeleTech Holdings Inc.	403,386	16,458
	NN Inc.	593,335	16,287
	Schnitzer Steel Industries Inc.	646,009	16,279
*	Atkore International Group Inc.	721,136	16,262
*	Team Inc.	690,829	16,200
	Kelly Services Inc. Class A	711,003	15,962
	LSC Communications Inc.	742,745	15,895
	Douglas Dynamics Inc.	481,113	15,829
	Global Brass & Copper Holdings Inc.	506,662	15,479
	CTS Corp.	712,837	15,397
*	FARO Technologies Inc.	407,258	15,394
	H&E Equipment Services Inc.	752,725	15,363
*	Babcock & Wilcox Enterprises Inc.	1,284,469	15,105
	Marten Transport Ltd.	543,266	14,886
*	Wesco Aircraft Holdings Inc.	1,359,546	14,751
*	International Seaways Inc.	676,633	14,663
*	Thermon Group Holdings Inc.	752,230	14,420
*	Casella Waste Systems Inc. Class A	871,809	14,306
*	PGT Innovations Inc.	1,113,340	14,251
	Insteel Industries Inc.	425,219	14,019
*	Echo Global Logistics Inc.	700,998	13,950
	Cass Information Systems Inc.	202,709	13,306
	Essendant Inc.	896,920	13,301
*	MYR Group Inc.	406,526	12,610
*	InnerWorkings Inc.	1,081,354	12,544
*	DXP Enterprises Inc.	358,671	12,374
*	Engility Holdings Inc.	431,092	12,243
	Hyster-Yale Materials Handling Inc.	173,737	12,205
*	TimkenSteel Corp.	791,092	12,159
*	NCI Building Systems Inc.	704,281	11,762
*	Floor & Decor Holdings Inc. Class A	298,829	11,732
	Ennis Inc.	595,527	11,375
*	KEMET Corp.	887,626	11,362
	ArcBest Corp.	547,893	11,287
	Kforce Inc.	573,612	11,243
	Myers Industries Inc.	623,718	11,196
*	Kimball Electronics Inc.	612,992	11,065
*	Everi Holdings Inc.	1,504,058	10,950
	Landauer Inc.	206,849	10,818
	Mesa Laboratories Inc.	74,384	10,660
	Columbus McKinnon Corp.	418,324	10,634
	REV Group Inc.	378,923	10,489

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Resources Connection Inc.	759,314	10,403
*	Astronics Corp.	339,466	10,344
*	Cross Country Healthcare Inc.	763,836	9,861
	Gorman-Rupp Co.	386,122	9,835
*	Armstrong Flooring Inc.	545,065	9,795
*	Control4 Corp.	490,284	9,614
	B. Riley Financial Inc.	504,217	9,353
*	Bazaarvoice Inc.	1,879,237	9,302
	Miller Industries Inc.	371,560	9,233
*	CAI International Inc.	384,065	9,064
	Barrett Business Services Inc.	157,371	9,016
*	Mistras Group Inc.	406,319	8,927
	Heidrick & Struggles International Inc.	405,839	8,827
*	Ply Gem Holdings Inc.	484,454	8,696
	NVE Corp.	111,058	8,551
	American Railcar Industries Inc.	222,753	8,531
*	Landec Corp.	568,982	8,449
	VSE Corp.	182,910	8,227
	Daktronics Inc.	840,269	8,092
*	NV5 Global Inc.	189,564	8,056
*	YRC Worldwide Inc.	713,562	7,935
*	Ducommun Inc.	250,256	7,903
	Park Electrochemical Corp.	413,894	7,624
	Park-Ohio Holdings Corp.	199,091	7,585
*	Horizon Global Corp.	524,917	7,538
*	Sterling Construction Co. Inc.	573,740	7,499
	Spartan Motors Inc.	829,338	7,340
*,^	Energy Recovery Inc.	844,718	7,003
*	GP Strategies Corp.	263,508	6,957
^	Eagle Bulk Shipping Inc.	1,459,416	6,903
	CRA International Inc.	185,332	6,731
*	Hudson Technologies Inc.	793,998	6,709
	Powell Industries Inc.	201,892	6,459
*,^	Energous Corp.	396,106	6,441
	CECO Environmental Corp.	662,861	6,085
	NACCO Industries Inc. Class A	82,600	5,852
*	Great Lakes Dredge & Dock Corp.	1,309,801	5,632
*	Willdan Group Inc.	181,336	5,540
*	Intevac Inc.	483,761	5,370
*	Commercial Vehicle Group Inc.	626,377	5,293
*	ServiceSource International Inc.	1,354,998	5,257
*	Covenant Transportation Group Inc. Class A	297,596	5,217
*	Vicor Corp.	289,796	5,187
	Supreme Industries Inc. Class A	311,699	5,127
*	Electro Scientific Industries Inc.	617,843	5,091
*	EnerNOC Inc.	615,629	4,771
*	Overseas Shipholding Group Inc. Class A	1,781,341	4,738
	Eastern Co.	156,839	4,713
	LSI Industries Inc.	516,199	4,672
*	PRGX Global Inc.	710,958	4,621
	Bel Fuse Inc. Class B	186,587	4,609
*	Roadrunner Transportation Systems Inc.	624,814	4,542
*	Neff Corp. Class A	238,388	4,529
^	Advanced Emissions Solutions Inc.	488,559	4,475
*	Franklin Covey Co.	229,480	4,429
*	Sparton Corp.	201,033	4,421
*	Maxwell Technologies Inc.	736,414	4,411
*	Orion Group Holdings Inc.	584,402	4,365
*,^	Aqua Metals Inc.	339,079	4,255
*	Era Group Inc.	449,343	4,251
*	Information Services Group Inc.	1,033,241	4,247
	Allied Motion Technologies Inc.	155,341	4,228
*	Acacia Research Corp.	1,023,078	4,195
	National Research Corp. Class B	87,271	4,155

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Radiant Logistics Inc.	767,888	4,131
	FreightCar America Inc.	236,893	4,120
*	Heritage-Crystal Clean Inc.	256,426	4,077
	Omega Flex Inc.	60,205	3,877
*	CyberOptics Corp.	183,800	3,795
	LB Foster Co. Class A	175,883	3,773
	Graham Corp.	187,416	3,685
*	IES Holdings Inc.	201,491	3,657
*,^	Forterra Inc.	444,288	3,657
	Hurco Cos. Inc.	104,859	3,644
*	UFP Technologies Inc.	127,473	3,607
*	Twin Disc Inc.	222,915	3,598
	BG Staffing Inc.	203,010	3,528
*	DHI Group Inc.	1,222,391	3,484
*	Hill International Inc.	667,343	3,470
*	Northwest Pipe Co.	210,221	3,418
	National Research Corp. Class A	126,849	3,412
*	Astronics Corp. Class B	111,356	3,405
*	Vishay Precision Group Inc.	195,688	3,385
*,^	MicroVision Inc.	1,575,583	3,340
*	Willis Lease Finance Corp.	123,166	3,292
	Hardinge Inc.	254,551	3,162
	Black Box Corp.	364,910	3,120
*,^	Blue Bird Corp.	182,809	3,108
*	Goldfield Corp.	559,823	3,079
*	Iteris Inc.	491,878	3,059
^	Global Water Resources Inc.	306,658	3,036
*	StarTek Inc.	241,218	2,953
	Crawford & Co. Class B	313,468	2,915
*,^	Huttig Building Products Inc.	402,964	2,825
*	Asure Software Inc.	191,525	2,798
*	Gencor Industries Inc.	169,936	2,753
*	Napco Security Technologies Inc.	275,603	2,591
	DMC Global Inc.	195,784	2,565
	United States Lime & Minerals Inc.	32,488	2,549
	Houston Wire & Cable Co.	475,973	2,499
*,^	ExOne Co.	217,359	2,489
*,^	Layne Christensen Co.	282,603	2,484
*	Planet Payment Inc.	720,688	2,378
*,^	Arotech Corp.	636,010	2,258
*	Lawson Products Inc.	96,392	2,135
*	Manitex International Inc.	304,218	2,123
*	Nuvectra Corp.	158,877	2,110
*	ARC Document Solutions Inc.	504,508	2,099
*,^	CUI Global Inc.	541,573	2,080
^	Richardson Electronics Ltd.	338,852	2,023
*,^	Workhorse Group Inc.	543,920	2,007
*	CDI Corp.	340,177	1,990
*	CryoPort Inc.	395,534	1,946
*	Broadwind Energy Inc.	364,310	1,836
*	Frequency Electronics Inc.	191,069	1,823
*	PFSweb Inc.	217,863	1,800
*	Aspen Aerogels Inc.	394,399	1,755
	Crawford & Co. Class A	222,466	1,731
^	Celadon Group Inc.	548,487	1,728
*	Ballantyne Strong Inc.	232,067	1,555
*	Sharps Compliance Corp.	358,366	1,516
*	Daseke Inc.	127,278	1,417
*	Ultralife Corp.	193,856	1,396
*	ALJ Regional Holdings Inc.	433,960	1,389
*	Perceptron Inc.	188,302	1,371
*	Mattersight Corp.	532,688	1,358
*	Xerium Technologies Inc.	183,281	1,318
^	EnviroStar Inc.	47,900	1,296

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Transcat Inc.	104,670	1,272
*	ModusLink Global Solutions Inc.	732,678	1,253
*	PAM Transportation Services Inc.	65,444	1,240
*	CPI Aerostructures Inc.	130,743	1,229
*	Key Technology Inc.	85,325	1,173
*	LightPath Technologies Inc. Class A	411,197	1,110
*	Perma-Pipe International Holdings Inc.	136,141	1,089
*	USA Truck Inc.	117,929	1,021
*	Innovative Solutions & Support Inc.	206,201	907
*	Taylor Devices Inc.	67,427	901
*	Lincoln Educational Services Corp.	271,137	841
*	eMagin Corp.	328,800	806
*,^	Synthesis Energy Systems Inc.	1,196,178	801
*,^	Revolution Lighting Technologies Inc.	116,833	770
*,^	American Superconductor Corp.	165,242	763
*	Volt Information Sciences Inc.	186,827	738
*,^	Energy Focus Inc.	274,872	723
*	Perma-Fix Environmental Services	188,566	698
*	IEC Electronics Corp.	192,084	692
*,^	Cenveo Inc.	107,920	657
	AMCON Distributing Co.	5,948	626
*	Ameresco Inc. Class A	71,297	549
*,^	Applied DNA Sciences Inc.	297,601	524
*	Orion Energy Systems Inc.	390,406	500
*	ClearSign Combustion Corp.	128,314	488
*,^	Vertex Energy Inc.	437,710	468
*,^	UQM Technologies Inc.	540,865	459
*	Luna Innovations Inc.	280,341	423
*,^	Research Frontiers Inc.	320,612	414
	Chicago Rivet & Machine Co.	11,186	410
*	Air T Inc.	19,270	409
^	Cemtrex Inc.	98,808	356
*,^	GEE Group Inc.	67,770	350
*	Foundation Building Materials Inc.	26,754	344
*,^	Odyssey Marine Exploration Inc.	93,030	336
*	Sevcon Inc.	23,992	322
*	Wireless Telecom Group Inc.	185,057	296
*,^	Polar Power Inc.	54,012	287
*,^	AMREP Corp.	41,838	284
*	ENGlobal Corp.	215,127	280
*	DLH Holdings Corp.	50,884	274
*	Image Sensing Systems Inc.	74,588	272
	Ecology and Environment Inc.	21,480	272
*	Universal Technical Institute Inc.	70,427	251
*,^	Turtle Beach Corp.	356,386	249
*,^	Capstone Turbine Corp.	346,903	236
*,^	EnSync Inc.	602,688	223
*,^	Patriot National Inc.	104,630	222
	Bel Fuse Inc. Class A	10,580	221
	Greif Inc. Class B	3,467	209
*	Versar Inc.	141,293	206
*,^	Pioneer Power Solutions Inc.	30,547	205
	RF Industries Ltd.	106,118	196
*,^	Digital Ally Inc.	60,491	191
*	BlueLinx Holdings Inc.	15,958	174
*	Continental Materials Corp.	8,941	171
*	Echelon Corp.	29,696	155
*	Fuel Tech Inc.	173,732	146
*	IntriCon Corp.	18,209	146
*	Astrotech Corp.	150,256	144
*	Sypris Solutions Inc.	87,241	144
*	SigmaTron International Inc.	18,805	124
*	American Electric Technologies Inc.	65,060	117
*	Patriot Transportation Holding Inc.	6,242	112

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	SIFCO Industries Inc.	16,533	110
*,^	Quest Resource Holding Corp.	37,894	93
*	Industrial Services of America Inc.	55,088	82
*	Rand Logistics Inc.	202,682	79
*,^	Command Security Corp.	15,885	50
*	AeroCentury Corp.	3,872	48
*,^	Payment Data Systems Inc.	38,549	47
	Servotronics Inc.	4,914	46
	Universal Logistics Holdings Inc.	2,931	44
*	Art's-Way Manufacturing Co. Inc.	7,669	23
	Issuer Direct Corp.	1,680	22
*,^	root9B Holdings Inc.	2,409	22
*	Limbach Holdings Inc.	1,700	20
*	Nortech Systems Inc.	4,400	16
*	Rubicon Technology Inc.	1,565	15
*	Tel-Instrument Electronics Corp.	4,297	14
*	Electro-Sensors Inc.	1,291	5
*	Interlink Electronics Inc.	462	4
*	Jewett-Cameron Trading Co. Ltd.	185	2
*	CTPartners Executive Search Inc.	100,659	—
*	LGL Group Inc. Warrants Exp. 06/08/2018	3,000	—
			75,308,862
Oil & Gas (5.5%)
	Exxon Mobil Corp.	97,608,070	7,879,900
	Chevron Corp.	43,636,886	4,552,636
	Schlumberger Ltd.	32,006,897	2,107,334
	ConocoPhillips	28,473,897	1,251,713
	EOG Resources Inc.	13,288,681	1,202,891
	Occidental Petroleum Corp.	17,585,715	1,052,857
	Kinder Morgan Inc.	43,634,364	836,034
	Phillips 66	10,097,991	835,003
	Halliburton Co.	18,981,205	810,687
	Valero Energy Corp.	10,342,707	697,719
	Marathon Petroleum Corp.	12,091,864	632,767
	Pioneer Natural Resources Co.	3,911,248	624,157
	Anadarko Petroleum Corp.	12,886,521	584,275
	Williams Cos. Inc.	19,010,066	575,625
	Baker Hughes Inc.	9,808,362	534,654
	Apache Corp.	8,741,813	418,995
*	Concho Resources Inc.	3,412,430	414,713
	Devon Energy Corp.	11,484,035	367,145
	Tesoro Corp.	3,496,518	327,274
	Hess Corp.	6,927,537	303,911
	National Oilwell Varco Inc.	8,736,016	287,764
	Noble Energy Inc.	10,062,533	284,770
	Cabot Oil & Gas Corp.	10,706,372	268,516
	EQT Corp.	3,982,785	233,351
	Marathon Oil Corp.	19,483,483	230,879
*	Cheniere Energy Inc.	4,647,202	226,365
	Targa Resources Corp.	4,934,457	223,037
	Cimarex Energy Co.	2,178,650	204,815
*	Diamondback Energy Inc.	2,252,227	200,020
	OGE Energy Corp.	4,616,105	160,594
*	Parsley Energy Inc. Class A	5,366,699	148,926
	Range Resources Corp.	5,671,610	131,411
*	Newfield Exploration Co.	4,551,542	129,537
	Helmerich & Payne Inc.	2,232,248	121,300
	HollyFrontier Corp.	4,058,494	111,487
*	Energen Corp.	2,222,621	109,731
*,^	Antero Resources Corp.	5,055,190	109,243
*,^	Chesapeake Energy Corp.	20,857,255	103,661
	Core Laboratories NV	1,013,064	102,593
*	Rice Energy Inc.	3,761,418	100,167
*	RSP Permian Inc.	3,083,614	99,508

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Patterson-UTI Energy Inc.	4,833,316	97,585
^	Murphy Oil Corp.	3,740,060	95,858
*	WPX Energy Inc.	9,101,062	87,916
*,^	Weatherford International plc	22,619,614	87,538
*,^	First Solar Inc.	1,836,701	73,248
*,^	Transocean Ltd.	8,845,728	72,800
*	Southwestern Energy Co.	11,542,955	70,181
*	Continental Resources Inc.	2,151,285	69,551
*	PDC Energy Inc.	1,503,632	64,822
	PBF Energy Inc. Class A	2,508,796	55,846
*	QEP Resources Inc.	5,504,901	55,600
*	Gulfport Energy Corp.	3,751,555	55,335
	Oceaneering International Inc.	2,258,438	51,583
	Nabors Industries Ltd.	6,158,511	50,130
*,^	Ultra Petroleum Corp.	4,580,916	49,703
*	Callon Petroleum Co.	4,574,202	48,532
*	McDermott International Inc.	6,476,216	46,434
*	Whiting Petroleum Corp.	8,355,988	46,042
*	C&J Energy Services Inc.	1,313,638	45,018
*	Oasis Petroleum Inc.	5,405,409	43,514
*,^	Matador Resources Co.	1,986,215	42,445
	SM Energy Co.	2,563,551	42,376
*,^	Dril-Quip Inc.	868,321	42,374
	SemGroup Corp. Class A	1,509,974	40,769
*	NOW Inc.	2,502,131	40,234
	Pattern Energy Group Inc. Class A	1,630,734	38,877
*,^	Centennial Resource Development Inc. Class A	2,428,591	38,420
*	Laredo Petroleum Inc.	3,595,503	37,825
	Ensco plc Class A	7,041,927	36,336
*	Superior Energy Services Inc.	3,477,888	36,274
*	MRC Global Inc.	2,124,432	35,096
*,^	Extraction Oil & Gas Inc.	2,568,332	34,544
*	Oil States International Inc.	1,205,041	32,717
	Delek US Holdings Inc.	1,184,941	31,330
*	Carrizo Oil & Gas Inc.	1,779,935	31,006
*	Rowan Cos. plc Class A	3,016,208	30,886
^	RPC Inc.	1,504,624	30,408
*,^	SRC Energy Inc.	4,515,925	30,392
*	Chart Industries Inc.	719,024	24,972
*	Forum Energy Technologies Inc.	1,543,891	24,085
*	Unit Corp.	1,196,268	22,406
^	Noble Corp. plc	5,909,525	21,393
*	Exterran Corp.	741,236	19,791
*	Helix Energy Solutions Group Inc.	3,348,309	18,884
	Archrock Inc.	1,537,649	17,529
	Green Plains Inc.	849,814	17,464
*,^	Diamond Offshore Drilling Inc.	1,540,794	16,687
*,^	Basic Energy Services Inc.	628,544	15,651
*,^	Atwood Oceanics Inc.	1,893,973	15,436
*,^	Denbury Resources Inc.	9,985,600	15,278
*,^	Bonanza Creek Energy Inc.	450,324	14,280
*	Newpark Resources Inc.	1,887,490	13,873
*,^	Resolute Energy Corp.	462,100	13,757
*	Ring Energy Inc.	1,057,809	13,752
*,^	Par Pacific Holdings Inc.	749,856	13,527
*,^	SunPower Corp. Class A	1,438,630	13,437
*	SandRidge Energy Inc.	772,474	13,294
*	REX American Resources Corp.	135,277	13,062
*,^	Keane Group Inc.	811,913	12,991
*	SEACOR Holdings Inc.	362,606	12,437
*,^	Halcon Resources Corp.	2,597,540	11,793
*,^	Tellurian Inc.	1,166,401	11,699
	Alon USA Energy Inc.	865,273	11,525
*,^	Sanchez Energy Corp.	1,601,665	11,500

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	Flotek Industries Inc.	1,227,367	10,973
*	ProPetro Holding Corp.	785,100	10,960
*,^	Jagged Peak Energy Inc.	808,395	10,792
*	Renewable Energy Group Inc.	814,699	10,550
*,^	Plug Power Inc.	5,093,795	10,391
	CVR Energy Inc.	476,469	10,368
*,^	Energy XXI Gulf Coast Inc.	491,787	9,133
	Panhandle Oil and Gas Inc. Class A	369,229	8,529
*	Natural Gas Services Group Inc.	324,486	8,064
*,^	California Resources Corp.	922,969	7,891
*,^	Stone Energy Corp.	405,088	7,446
*,^	SEACOR Marine Holdings Inc.	363,263	7,396
*,^	Penn Virginia Corp.	171,149	6,290
*	Pacific Ethanol Inc.	970,891	6,068
*	TETRA Technologies Inc.	2,131,988	5,948
*	Abraxas Petroleum Corp.	3,663,161	5,934
*	Matrix Service Co.	617,869	5,777
*	Midstates Petroleum Co. Inc.	438,484	5,556
*	Green Brick Partners Inc.	480,548	5,502
	Evolution Petroleum Corp.	675,579	5,472
*,^	WildHorse Resource Development Corp.	435,206	5,384
*	Bill Barrett Corp.	1,629,419	5,002
*	TPI Composites Inc.	265,289	4,903
^	Bristow Group Inc.	624,015	4,774
*	Eclipse Resources Corp.	1,635,106	4,676
*	Tesco Corp.	1,048,313	4,665
*,^	Key Energy Services Inc.	234,875	4,519
*	Mammoth Energy Services Inc.	237,368	4,415
*,^	Smart Sand Inc.	487,221	4,341
*	Parker Drilling Co.	3,161,078	4,267
*	Geospace Technologies Corp.	302,590	4,185
	Gulf Island Fabrication Inc.	340,764	3,953
*,^	Gastar Exploration Inc.	4,236,643	3,923
*,^	EP Energy Corp. Class A	1,059,267	3,877
*	Pioneer Energy Services Corp.	1,875,237	3,844
*,^	Earthstone Energy Inc. Class A	368,973	3,693
*,^	Approach Resources Inc.	1,088,545	3,668
*	Contango Oil & Gas Co.	521,409	3,462
*,^	CARBO Ceramics Inc.	489,512	3,353
*	Select Energy Services Inc. Class A	271,965	3,304
*	Trecora Resources	285,748	3,215
*,^	Zion Oil & Gas Inc.	924,718	3,172
*	SilverBow Resources Inc.	112,697	2,948
*	Independence Contract Drilling Inc.	757,652	2,947
*	Goodrich Petroleum Corp.	241,047	2,941
^	Comstock Resources Inc.	413,320	2,922
	Adams Resources & Energy Inc.	67,133	2,758
*,^	Lilis Energy Inc.	448,831	2,199
*	Willbros Group Inc.	885,042	2,186
*,^	W&T Offshore Inc.	1,017,657	1,995
*	Isramco Inc.	17,021	1,947
*,^	Northern Oil and Gas Inc.	1,203,811	1,685
*,^	FuelCell Energy Inc.	1,208,449	1,499
*	Dawson Geophysical Co.	380,256	1,491
*	Cobalt International Energy Inc.	570,574	1,409
*	PHI Inc. NV	140,475	1,371
*,^	Torchlight Energy Resources Inc.	745,993	1,238
*,^	Hornbeck Offshore Services Inc.	412,841	1,168
*,^	Enphase Energy Inc.	1,087,138	940
*	Mitcham Industries Inc.	234,787	934
*,^	Rosehill Resources Inc.	103,445	863
*	Lonestar Resources US Inc. Class A	187,263	805
*	VAALCO Energy Inc.	816,705	764
*,^	Amyris Inc.	238,647	759

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	Jones Energy Inc. Class A	460,954	738
*	PetroQuest Energy Inc.	339,980	673
*,^	Rex Energy Corp.	214,639	620
^	EXCO Resources Inc.	219,492	582
*,^	Eco-Stim Energy Solutions Inc.	352,961	441
*	PHI Inc.	40,344	412
*,^	TerraVia Holdings Inc.	1,691,956	395
*	Aemetis Inc.	206,467	277
*,^	Stone Energy Corp. Warrants Exp. 02/28/2021	116,107	240
*,^	Ideal Power Inc.	109,340	230
*,^	Enservco Corp.	549,204	172
*,^	Gevo Inc.	238,533	164
*,^	ION Geophysical Corp.	37,409	163
*,^	Yuma Energy Inc.	118,650	110
*,^	Superior Drilling Products Inc.	113,740	72
*,^	MagneGas Corp.	51,451	63
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	47
*	Tidewater Inc.	25,100	18
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	14
	Harvest Natural Resources Inc.	51,829	—
			32,220,848
Other (0.0%)[2]
*	Dyax Corp CVR Exp. 12/31/2019	2,750,063	5,500
*	NCS Multistage Holdings Inc.	208,579	5,252
*,^	Tobira Therapeutics Inc. CVR	201,001	2,762
*	Media General Inc. CVR	2,351,934	699
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR	1,157,305	127
*	Ambit Biosciences Corp. CVR	201,330	121
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*	Alexza Pharmaceuticals Inc. CVR	327,391	12
*	Seventy Seven Energy Inc Escrow Line	7,222	1
*	Clinical Data CVR	216,285	—
*	Gerber Scientific Inc. CVR	388,581	—
*,^	Biosante Pharmaceutical Inc. CVR	253,823	—
*	NuPathe Inc. CVR	158,681	—
*	Seventy Seven Energy Inc Warrants Exp. 08/01/2023	361	—
*	Seventy Seven Energy Inc Warrants Exp. 08/01/2021	401	—
			14,855
Technology (17.3%)
	Apple Inc.	108,093,912	15,567,685
	Microsoft Corp.	177,774,267	12,253,980
*	Facebook Inc. Class A	54,439,512	8,219,278
*	Alphabet Inc. Class A	6,900,772	6,415,510
*	Alphabet Inc. Class C	6,740,405	6,125,208
	Intel Corp.	108,442,405	3,658,847
	Cisco Systems Inc.	115,073,238	3,601,792
	Oracle Corp.	70,998,449	3,559,862
	International Business Machines Corp.	20,536,688	3,159,159
	Broadcom Ltd.	9,246,345	2,154,861
	NVIDIA Corp.	13,019,830	1,882,147
	QUALCOMM Inc.	34,018,732	1,878,514
	Texas Instruments Inc.	22,968,668	1,766,980
*	Adobe Systems Inc.	11,369,884	1,608,156
*	salesforce.com Inc.	15,549,243	1,346,564
	Applied Materials Inc.	24,861,967	1,027,048
	Cognizant Technology Solutions Corp. Class A	13,607,565	903,542
	Intuit Inc.	5,583,632	741,562
*	Micron Technology Inc.	24,191,234	722,350
	HP Inc.	38,883,769	679,688
	Analog Devices Inc.	8,392,625	652,946
	Corning Inc.	21,338,637	641,226
	Hewlett Packard Enterprise Co.	38,095,629	632,006
	Western Digital Corp.	6,694,864	593,165

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Lam Research Corp.	3,738,173	528,690
	DXC Technology Co.	6,508,615	499,341
*	Autodesk Inc.	4,850,053	488,982
*	Cerner Corp.	6,828,047	453,860
*	ServiceNow Inc.	3,893,266	412,686
	Skyworks Solutions Inc.	4,246,590	407,460
	Symantec Corp.	14,199,264	401,129
*	Red Hat Inc.	4,097,826	392,367
	Microchip Technology Inc.	4,962,764	383,026
	Xilinx Inc.	5,706,185	367,022
	KLA-Tencor Corp.	3,598,437	329,293
	Motorola Solutions Inc.	3,766,387	326,696
	Harris Corp.	2,861,729	312,157
*	Dell Technologies Inc. Class V	4,921,513	300,754
	Maxim Integrated Products Inc.	6,501,353	291,911
*	Workday Inc. Class A	3,004,771	291,463
*	Citrix Systems Inc.	3,385,026	269,380
*	Palo Alto Networks Inc.	2,007,508	268,625
	Seagate Technology plc	6,807,907	263,806
*	Synopsys Inc.	3,480,710	253,848
	NetApp Inc.	6,294,651	252,101
	CA Inc.	7,267,605	250,514
*,^	Advanced Micro Devices Inc.	19,573,188	244,273
	Juniper Networks Inc.	8,716,139	243,006
*	Gartner Inc.	1,961,924	242,317
*,^	Twitter Inc.	13,432,375	240,037
*	ANSYS Inc.	1,970,061	239,717
	CDW Corp.	3,674,024	229,737
*	Cadence Design Systems Inc.	6,406,681	214,560
	CDK Global Inc.	3,356,351	208,295
*,^	VeriSign Inc.	2,087,748	194,077
*	Akamai Technologies Inc.	3,806,891	189,621
*	F5 Networks Inc.	1,483,232	188,459
*	Qorvo Inc.	2,922,097	185,027
*	Splunk Inc.	3,152,525	179,347
	Leidos Holdings Inc.	3,445,392	178,092
*	IAC/InterActiveCorp	1,701,538	175,667
*	CommScope Holding Co. Inc.	4,439,486	168,834
*,^	Arista Networks Inc.	1,075,415	161,086
	SS&C Technologies Holdings Inc.	3,999,776	153,631
*	PTC Inc.	2,657,624	146,488
	Marvell Technology Group Ltd.	8,723,212	144,107
*	Tyler Technologies Inc.	792,500	139,218
	Teradyne Inc.	4,595,101	137,991
*	Veeva Systems Inc. Class A	2,233,268	136,922
*	ON Semiconductor Corp.	9,631,949	135,233
*,^	Ultimate Software Group Inc.	640,385	134,519
	LogMeIn Inc.	1,232,337	128,779
*	athenahealth Inc.	911,665	128,135
*	Fortinet Inc.	3,399,842	127,290
*,^	VMware Inc. Class A	1,426,529	124,721
*	Microsemi Corp.	2,647,344	123,896
	Brocade Communications Systems Inc.	9,596,631	121,014
*	ARRIS International plc	4,262,545	119,437
	CSRA Inc.	3,725,466	118,284
*	Square Inc.	5,007,869	117,485
*	Nuance Communications Inc.	6,682,917	116,350
*	Guidewire Software Inc.	1,690,668	116,166
*	NCR Corp.	2,842,137	116,073
^	Garmin Ltd.	2,170,033	110,737
	Fair Isaac Corp.	737,114	102,761
*	Medidata Solutions Inc.	1,263,831	98,832
	Cypress Semiconductor Corp.	7,160,282	97,738
*	Aspen Technology Inc.	1,755,959	97,034

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*,^	Snap Inc.	5,459,111	97,008
	j2 Global Inc.	1,115,846	94,947
*	EPAM Systems Inc.	1,116,774	93,910
	Blackbaud Inc.	1,091,340	93,582
*	Cirrus Logic Inc.	1,467,048	92,013
*	Cavium Inc.	1,474,387	91,604
	DST Systems Inc.	1,459,584	90,056
*	Teradata Corp.	2,973,594	87,691
*	Tech Data Corp.	862,871	87,150
*,^	ViaSat Inc.	1,266,921	83,870
*	Tableau Software Inc. Class A	1,358,314	83,224
	MKS Instruments Inc.	1,232,114	82,921
	SYNNEX Corp.	690,417	82,822
	Monolithic Power Systems Inc.	852,355	82,167
*,^	Proofpoint Inc.	943,749	81,946
*	Ellie Mae Inc.	736,504	80,949
*	Ciena Corp.	3,224,868	80,686
*	GoDaddy Inc. Class A	1,886,613	80,030
*	Manhattan Associates Inc.	1,621,084	77,909
*	Lumentum Holdings Inc.	1,331,486	75,961
*	Integrated Device Technology Inc.	2,884,052	74,380
*	Paycom Software Inc.	1,077,047	73,681
*	Entegris Inc.	3,244,499	71,217
*	CACI International Inc. Class A	563,308	70,442
*	NetScout Systems Inc.	2,016,115	69,354
*	Finisar Corp.	2,542,868	66,064
	Pitney Bowes Inc.	4,294,848	64,852
*	Silicon Laboratories Inc.	911,202	62,281
*,^	Dycom Industries Inc.	681,810	61,036
*	ACI Worldwide Inc.	2,724,234	60,941
	InterDigital Inc.	784,735	60,660
*	Zendesk Inc.	2,128,242	59,123
*	Verint Systems Inc.	1,450,831	59,049
*	Advanced Energy Industries Inc.	908,939	58,799
	Science Applications International Corp.	804,911	55,877
*,^	FireEye Inc.	3,660,666	55,679
*	Cree Inc.	2,253,081	55,538
*	Viavi Solutions Inc.	5,271,440	55,508
*	Semtech Corp.	1,504,342	53,780
*	Allscripts Healthcare Solutions Inc.	4,206,643	53,677
*	CommVault Systems Inc.	925,643	52,253
	TiVo Corp.	2,712,097	50,581
*	Electronics For Imaging Inc.	1,062,588	50,345
*	HubSpot Inc.	754,072	49,580
	Power Integrations Inc.	650,631	47,431
*,^	2U Inc.	1,010,373	47,407
*,^	3D Systems Corp.	2,524,844	47,215
*	RealPage Inc.	1,294,763	46,547
	Pegasystems Inc.	790,200	46,108
*	VeriFone Systems Inc.	2,544,942	46,063
*	RingCentral Inc. Class A	1,258,666	46,004
^	Diebold Nixdorf Inc.	1,619,121	45,335
*	EchoStar Corp. Class A	725,710	44,051
*	Mercury Systems Inc.	1,042,688	43,887
*	Cornerstone OnDemand Inc.	1,226,595	43,851
*	MicroStrategy Inc. Class A	224,881	43,103
*,^	Synaptics Inc.	828,486	42,841
*	Premier Inc. Class A	1,186,070	42,699
	Cabot Microelectronics Corp.	575,151	42,463
*	Envestnet Inc.	1,011,709	40,064
	Plantronics Inc.	764,829	40,008
*,^	Twilio Inc. Class A	1,336,025	38,892
*	Infinera Corp.	3,496,086	37,303
*	MaxLinear Inc.	1,329,776	37,087

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Cogent Communications Holdings Inc.	924,427	37,070
*	New Relic Inc.	834,478	35,891
*	Callidus Software Inc.	1,460,244	35,338
	Xperi Corp.	1,146,470	34,165
*,^	Oclaro Inc.	3,631,067	33,914
*	Insight Enterprises Inc.	823,399	32,928
	Brooks Automation Inc.	1,510,437	32,761
	Progress Software Corp.	1,059,398	32,725
*	BroadSoft Inc.	730,024	31,428
*	NETGEAR Inc.	721,443	31,094
*	Box Inc.	1,641,233	29,936
*	Rambus Inc.	2,582,720	29,520
*,^	Inphi Corp.	858,740	29,455
*,^	Ubiquiti Networks Inc.	566,693	29,451
*	Web.com Group Inc.	1,164,041	29,450
*	Gigamon Inc.	747,695	29,422
	CSG Systems International Inc.	724,332	29,393
^	Ebix Inc.	531,524	28,649
	NIC Inc.	1,491,092	28,256
*	Q2 Holdings Inc.	759,305	28,056
*	Qualys Inc.	667,010	27,214
	West Corp.	1,162,808	27,117
*	SPS Commerce Inc.	420,385	26,804
*,^	Pure Storage Inc. Class A	2,016,733	25,834
*,^	Applied Optoelectronics Inc.	413,541	25,553
*	Five9 Inc.	1,165,253	25,076
*	ScanSource Inc.	592,424	23,875
*	Coupa Software Inc.	822,772	23,844
*	Extreme Networks Inc.	2,510,793	23,150
*	Bottomline Technologies de Inc.	888,723	22,831
	ADTRAN Inc.	1,102,995	22,777
*	CEVA Inc.	500,271	22,737
*	ePlus Inc.	304,606	22,571
*	Super Micro Computer Inc.	907,393	22,367
*	Quality Systems Inc.	1,231,189	21,189
*,^	Shutterstock Inc.	473,684	20,880
*	FormFactor Inc.	1,654,012	20,510
*	Virtusa Corp.	695,970	20,462
*	Diodes Inc.	841,479	20,221
*	Blucora Inc.	932,152	19,762
*,^	Match Group Inc.	1,111,370	19,316
*	Barracuda Networks Inc.	824,614	19,016
*	Amkor Technology Inc.	1,937,121	18,926
*,^	Impinj Inc.	375,640	18,275
*	Lattice Semiconductor Corp.	2,733,421	18,205
	Monotype Imaging Holdings Inc.	968,676	17,727
*	Cray Inc.	951,290	17,504
*	CalAmp Corp.	829,859	16,871
*	Alarm.com Holdings Inc.	445,815	16,776
*	PROS Holdings Inc.	610,578	16,724
*	Synchronoss Technologies Inc.	1,008,225	16,585
*,^	Acacia Communications Inc.	397,575	16,487
*	Rudolph Technologies Inc.	701,727	16,034
*,^	Nutanix Inc.	766,933	15,454
*	Varonis Systems Inc.	414,547	15,421
*	Vocera Communications Inc.	579,200	15,302
*	Perficient Inc.	816,243	15,215
*	Photronics Inc.	1,575,614	14,811
*	Unisys Corp.	1,130,237	14,467
*	Axcelis Technologies Inc.	686,781	14,388
	Syntel Inc.	848,189	14,385
*,^	Gogo Inc.	1,229,664	14,178
*	Nanometrics Inc.	539,436	13,642
*,^	Benefitfocus Inc.	373,855	13,590

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	Ultra Clean Holdings Inc.	718,662	13,475
*	Loral Space & Communications Inc.	312,040	12,965
*	LivePerson Inc.	1,167,332	12,841
*	Blackline Inc.	358,971	12,830
*	Boingo Wireless Inc.	830,474	12,424
*	CommerceHub Inc.	690,848	12,048
*	Carbonite Inc.	549,411	11,977
*	Xcerra Corp.	1,222,687	11,946
*	Actua Corp.	838,879	11,786
*,^	Instructure Inc.	385,644	11,376
*,^	Hortonworks Inc.	867,471	11,173
*	ShoreTel Inc.	1,835,087	10,644
*	Workiva Inc.	548,350	10,446
*	VASCO Data Security International Inc.	720,280	10,336
*	Silver Spring Networks Inc.	914,578	10,316
	Comtech Telecommunications Corp.	539,424	10,233
*	Everbridge Inc.	416,795	10,153
*	PDF Solutions Inc.	613,546	10,093
^	Computer Programs & Systems Inc.	303,769	9,964
*	IXYS Corp.	599,457	9,861
*,^	KeyW Holding Corp.	1,051,152	9,828
*,^	Digimarc Corp.	242,212	9,725
	Cohu Inc.	613,554	9,657
*	Endurance International Group Holdings Inc.	1,144,014	9,553
	Forrester Research Inc.	237,897	9,314
*	A10 Networks Inc.	1,077,295	9,092
*	Sonus Networks Inc.	1,213,956	9,032
*	Harmonic Inc.	1,706,566	8,959
	Hackett Group Inc.	543,070	8,418
*	Quantenna Communications Inc.	422,589	8,029
*	Meet Group Inc.	1,584,129	8,000
*,^	NeoPhotonics Corp.	1,030,545	7,956
*	Vectrus Inc.	241,715	7,812
	PC Connection Inc.	285,364	7,722
*	MuleSoft Inc. Class A	308,892	7,704
*	Alpha & Omega Semiconductor Ltd.	460,208	7,672
*	Appfolio Inc.	233,714	7,619
*	Apptio Inc. Class A	432,717	7,508
*	Model N Inc.	562,667	7,483
*	Rapid7 Inc.	421,585	7,095
*	Zix Corp.	1,216,874	6,924
*	WideOpenWest Inc.	395,080	6,874
*	Internap Corp.	1,864,749	6,844
*	Okta Inc.	293,841	6,700
	EMCORE Corp.	625,493	6,661
*	Xactly Corp.	425,251	6,655
*	MobileIron Inc.	1,084,103	6,559
*	Immersion Corp.	709,566	6,443
*	ChannelAdvisor Corp.	553,328	6,391
	QAD Inc. Class A	198,357	6,357
*	Calix Inc.	923,957	6,329
*	Mitek Systems Inc.	749,662	6,297
	American Software Inc. Class A	610,021	6,277
*,^	Cloudera Inc.	354,591	5,681
	Systemax Inc.	301,894	5,676
*	Telenav Inc.	699,069	5,662
*	Ichor Holdings Ltd.	273,639	5,517
*	AXT Inc.	866,393	5,502
*	Digi International Inc.	538,100	5,462
*	Kopin Corp.	1,461,514	5,422
*,^	Ominto Inc.	350,905	5,351
*	Quantum Corp.	670,754	5,239
*	Presidio Inc.	362,051	5,181
*	CommerceHub Inc. Class A	292,297	5,092

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	DSP Group Inc.	434,380	5,039
*	Brightcove Inc.	811,616	5,032
*	Upland Software Inc.	228,331	5,021
*	Exa Corp.	355,577	4,907
*	Rosetta Stone Inc.	441,087	4,755
*	RigNet Inc.	292,541	4,695
*,^	Castlight Health Inc. Class B	1,111,310	4,612
*,^	VirnetX Holding Corp.	1,002,861	4,563
*	Limelight Networks Inc.	1,565,019	4,523
*	USA Technologies Inc.	793,653	4,127
*	VOXX International Corp. Class A	492,421	4,038
*	Amber Road Inc.	467,647	4,008
*,^	Yext Inc.	282,274	3,763
*	GSI Technology Inc.	473,112	3,719
*	ARI Network Services Inc.	517,495	3,648
*	KVH Industries Inc.	383,652	3,645
	AstroNova Inc.	277,611	3,637
*,^	QuickLogic Corp.	2,487,550	3,632
*	NCI Inc. Class A	169,742	3,582
	Simulations Plus Inc.	286,767	3,542
*	Sigma Designs Inc.	587,441	3,437
*	Guidance Software Inc.	518,568	3,428
*,^	Pixelworks Inc.	717,621	3,294
*,^	Alteryx Inc. Class A	168,465	3,288
*	Clearfield Inc.	241,306	3,185
*,^	SecureWorks Corp. Class A	340,081	3,159
*	Radisys Corp.	825,027	3,102
	TESSCO Technologies Inc.	231,449	3,078
*	Agilysys Inc.	300,463	3,041
	Computer Task Group Inc.	540,202	3,020
*,^	Park City Group Inc.	231,390	2,811
*	Ooma Inc.	349,647	2,797
	PC-Tel Inc.	394,160	2,791
*	Aerohive Networks Inc.	548,825	2,744
*,^	Airgain Inc.	188,048	2,667
*	Appian Corp.	141,000	2,559
*	Datawatch Corp.	264,099	2,456
*	Rightside Group Ltd.	227,052	2,411
*	Key Tronic Corp.	315,335	2,233
*	Amtech Systems Inc.	262,390	2,215
*	Tabula Rasa HealthCare Inc.	146,500	2,205
*	Aware Inc.	403,542	2,078
	Preformed Line Products Co.	44,113	2,048
*	Pendrell Corp.	278,498	2,014
*,^	Rocket Fuel Inc.	727,253	2,000
*,^	Everspin Technologies Inc.	99,502	1,988
*	BSQUARE Corp.	346,199	1,939
*	Edgewater Technology Inc.	280,893	1,918
	TransAct Technologies Inc.	217,895	1,852
*,^	Neurotrope Inc.	195,129	1,828
	Great Elm Capital Group Inc.	525,638	1,787
	Concurrent Computer Corp.	234,282	1,579
*	PAR Technology Corp.	184,738	1,576
*	Aehr Test Systems	391,907	1,470
*	Tremor Video Inc.	562,379	1,400
	GlobalSCAPE Inc.	254,655	1,347
^	ClearOne Inc.	141,648	1,339
*	RCM Technologies Inc.	257,001	1,298
	Network-1 Technologies Inc.	304,119	1,293
*	ID Systems Inc.	210,131	1,288
*	Covisint Corp.	523,547	1,283
*	Synacor Inc.	340,536	1,243
*	MRV Communications Inc.	125,429	1,235
*,^	CVD Equipment Corp.	110,562	1,224

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
*	iPass Inc.	874,224	1,154
*	Support.com Inc.	473,810	1,109
*,^	SITO Mobile Ltd.	291,495	1,081
	QAD Inc. Class B	38,958	1,046
*	LRAD Corp.	587,032	992
*	Netlist Inc.	947,442	966
*,^	Atomera Inc.	215,867	930
*	Icad Inc.	215,339	902
*,^	Neonode Inc.	825,186	891
*	Data I/O Corp.	108,812	865
*	Aviat Networks Inc.	49,028	853
*	GSE Systems Inc.	275,429	813
*,^	Inseego Corp.	509,481	637
*,^	TransEnterix Inc.	893,571	634
*	Identiv Inc.	115,472	606
*	Seachange International Inc.	227,144	604
*,^	ParkerVision Inc.	326,371	584
*	Tintri Inc.	80,300	584
*,^	Xplore Technologies Corp.	291,547	569
*	Finjan Holdings Inc.	169,342	555
*	inTEST Corp.	82,255	551
*	Marin Software Inc.	410,026	533
*,^	WidePoint Corp.	1,102,888	507
	RELM Wireless Corp.	128,863	490
*	Evolving Systems Inc.	86,477	445
*	Adesto Technologies Corp.	95,690	435
*	DASAN Zhone Solutions Inc.	68,570	411
*	Lantronix Inc.	162,376	396
*	Intermolecular Inc.	401,809	374
*	Westell Technologies Inc. Class A	113,564	355
*	Inuvo Inc.	342,961	350
	CSP Inc.	30,760	331
*,^	Resonant Inc.	73,139	324
*,^	Sunworks Inc.	181,082	317
	Communications Systems Inc.	72,826	315
*	Qumu Corp.	107,637	314
*	SharpSpring Inc.	63,634	288
*	FalconStor Software Inc.	694,509	180
*	Streamline Health Solutions Inc.	158,937	170
*,^	Intellicheck Inc.	42,276	164
*	Numerex Corp. Class A	32,302	159
*	Sajan Inc.	26,258	153
*	BroadVision Inc.	34,623	152
*	Smith Micro Software Inc.	93,835	137
*,^	NXT-ID Inc.	42,701	81
*	Sonic Foundry Inc.	17,328	67
*	FORM Holdings Corp.	31,359	52
*	ARC Group Worldwide Inc.	17,147	50
*	ADDvantage Technologies Group Inc.	29,519	48
*,^	Fusion Telecommunications International Inc.	31,890	46
*	Determine Inc.	17,103	45
*	Ciber Inc.	401,000	26
*	Socket Mobile Inc.	6,400	26
*	NetSol Technologies Inc.	6,400	25
*	Mastech Digital Inc.	3,680	24
	GlassBridge Enterprises Inc.	2,673	11
*	Intelligent Systems Corp.	1,383	5
*	Cinedigm Corp. Class A	800	1
			100,374,987
Telecommunications (2.0%)
	AT&T Inc.	141,546,385	5,340,545
	Verizon Communications Inc.	93,920,728	4,194,500
*	T-Mobile US Inc.	6,675,745	404,684
*	Level 3 Communications Inc.	6,618,207	392,460

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	CenturyLink Inc.	12,527,249	299,151
*,^	Sprint Corp.	13,730,229	112,725
*	Zayo Group Holdings Inc.	3,639,403	112,457
	Telephone & Data Systems Inc.	2,178,359	60,449
	Shenandoah Telecommunications Co.	1,085,208	33,316
^	Frontier Communications Corp.	28,340,499	32,875
*	Vonage Holdings Corp.	4,524,515	29,590
*	8x8 Inc.	2,030,242	29,540
*	Straight Path Communications Inc. Class B	153,742	27,620
	Consolidated Communications Holdings Inc.	1,158,880	24,881
*,^	Iridium Communications Inc.	2,019,070	22,311
*,^	Globalstar Inc.	10,284,009	21,905
*	GTT Communications Inc.	657,896	20,822
*	General Communication Inc. Class A	567,903	20,808
	Cincinnati Bell Inc.	995,236	19,457
*	ORBCOMM Inc.	1,707,130	19,291
	ATN International Inc.	265,217	18,151
	Windstream Holdings Inc.	4,595,190	17,829
*	United States Cellular Corp.	350,459	13,430
*	FairPoint Communications Inc.	625,224	9,785
*	Lumos Networks Corp.	534,063	9,544
	Spok Holdings Inc.	463,911	8,211
*	Hawaiian Telcom Holdco Inc.	288,954	7,221
*	pdvWireless Inc.	254,420	5,928
	IDT Corp. Class B	411,410	5,912
*	HC2 Holdings Inc.	805,102	4,734
*	Alaska Communications Systems Group Inc.	1,187,621	2,613
*,^	Intelsat SA	527,613	1,614
*	Otelco Inc. Class A	8,730	67
*,^	CPS Technologies Corp.	2,000	2
			11,324,428
Utilities (3.1%)
	NextEra Energy Inc.	10,800,289	1,513,444
	Duke Energy Corp.	16,122,704	1,347,697
	Dominion Energy Inc.	14,506,917	1,111,665
	Southern Co.	22,897,103	1,096,313
	American Electric Power Co. Inc.	11,341,572	787,899
	PG&E Corp.	11,768,829	781,097
	Exelon Corp.	21,298,117	768,223
	Sempra Energy	5,766,360	650,157
	PPL Corp.	15,658,189	605,346
	Edison International	7,493,875	585,946
	Consolidated Edison Inc.	7,030,824	568,231
	Xcel Energy Inc.	11,714,865	537,478
	Public Service Enterprise Group Inc.	11,643,766	500,798
	WEC Energy Group Inc.	7,273,114	446,424
	Eversource Energy	7,286,855	442,385
	DTE Energy Co.	4,146,640	438,673
	American Water Works Co. Inc.	4,097,384	319,391
	Entergy Corp.	4,113,541	315,797
	Ameren Corp.	5,550,884	303,467
	FirstEnergy Corp.	10,192,503	297,213
	CMS Energy Corp.	6,409,367	296,433
	CenterPoint Energy Inc.	9,406,961	257,563
	ONEOK Inc.	4,830,107	251,938
	Pinnacle West Capital Corp.	2,535,578	215,930
	Alliant Energy Corp.	5,224,835	209,882
	Atmos Energy Corp.	2,424,185	201,086
	SCANA Corp.	2,942,196	197,157
	UGI Corp.	3,945,730	191,013
	NiSource Inc.	7,395,405	187,547
	Westar Energy Inc. Class A	3,269,005	173,323
	AES Corp.	14,971,667	166,335
	Great Plains Energy Inc.	4,816,151	141,017

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

			Market
			Value
		Shares	($000)
	Aqua America Inc.	4,065,477	135,380
	NRG Energy Inc.	7,189,531	123,804
*	Vistra Energy Corp.	6,722,972	112,879
*	Calpine Corp.	8,306,438	112,386
	Vectren Corp.	1,911,785	111,725
	National Fuel Gas Co.	1,853,933	103,524
	IDACORP Inc.	1,157,451	98,788
	WGL Holdings Inc.	1,182,387	98,647
	Portland General Electric Co.	2,046,771	93,517
	ONE Gas Inc.	1,212,583	84,650
	ALLETE Inc.	1,155,538	82,829
	Black Hills Corp.	1,223,987	82,582
	Hawaiian Electric Industries Inc.	2,490,861	80,654
	New Jersey Resources Corp.	1,974,181	78,375
	Southwest Gas Holdings Inc.	1,026,407	74,989
	Spire Inc.	1,014,139	70,736
	PNM Resources Inc.	1,809,691	69,221
	Avangrid Inc.	1,523,046	67,242
	NorthWestern Corp.	1,095,976	66,876
	Avista Corp.	1,518,802	64,488
	South Jersey Industries Inc.	1,822,483	62,274
	Ormat Technologies Inc.	960,514	56,363
	MGE Energy Inc.	853,326	54,912
	El Paso Electric Co.	933,904	48,283
	California Water Service Group	1,144,391	42,114
	Northwest Natural Gas Co.	653,763	39,128
	American States Water Co.	821,502	38,947
	Chesapeake Utilities Corp.	350,336	26,258
*	TerraForm Power Inc. Class A	2,100,809	25,210
*	Dynegy Inc.	2,791,194	23,083
	Unitil Corp.	411,798	19,894
	SJW Group	378,503	18,615
	Connecticut Water Service Inc.	331,515	18,402
	Middlesex Water Co.	378,375	14,984
*,^	Sunrun Inc.	1,901,437	13,538
	York Water Co.	388,158	13,527
	Artesian Resources Corp. Class A	226,947	8,542
*,^	Cadiz Inc.	536,196	7,239
	Delta Natural Gas Co. Inc.	191,597	5,838
*	Atlantic Power Corp.	2,383,931	5,721
^	Spark Energy Inc. Class A	272,392	5,121
	Gas Natural Inc.	346,811	4,474
*,^	AquaVenture Holdings Ltd.	254,674	3,879
*	Pure Cycle Corp.	483,835	3,750
	Genie Energy Ltd. Class B	367,730	2,802
*	US Geothermal Inc.	379,871	1,744
*,^	Vivint Solar Inc.	181,914	1,064

			18,285,866
Total Common Stocks (Cost $383,575,329)			577,792,891

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2017

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
3,4	Vanguard Market Liquidity Fund	1.181%		63,822,793	6,383,556

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.602%	7/13/17	500	500
5	United States Treasury Bill	0.918%	9/14/17	52,000	51,899
5	United States Treasury Bill	0.978%-0.980%	10/5/17	113,100	112,799

					165,198

Total Temporary Cash Investments (Cost $6,548,067)					6,548,754
Total Investments (100.6%) (Cost $390,123,396)					584,341,645
Other Assets and Liabilities—Net (-0.6%)[4,6]					(3,313,515)
Net Assets (100%)					581,028,130

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,692,354,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.6%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $2,869,824,000 of collateral received for securities on loan, of which $4,245,000 is held in cash.
5 Securities with a value of $115,846,000 have been segregated as initial margin for open futures contracts.
6 Cash with a value of $520,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

58

This page intentionally left blank.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA852 082017

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.